UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6440

Fidelity Aberdeen Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2015

Item 1.

Reports to Stockholders

Fidelity Freedom K® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Semi-Annual Report September 30, 2015

Contents

Fidelity Freedom K® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom K® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	0.6	0.6
Fidelity Series 1000 Value Index Fund Class F	0.4	0.4
Fidelity Series All-Sector Equity Fund Class F	2.1	2.0
Fidelity Series Blue Chip Growth Fund Class F	1.5	1.6
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Fidelity Series Equity-Income Fund Class F	2.8	2.7
Fidelity Series Growth & Income Fund Class F	2.1	2.0
Fidelity Series Growth Company Fund Class F	2.4	2.5
Fidelity Series Intrinsic Opportunities Fund Class F	1.4	1.4
Fidelity Series Opportunistic Insights Fund Class F	1.4	1.3
Fidelity Series Real Estate Equity Fund Class F	0.2	0.2
Fidelity Series Small Cap Discovery Fund Class F	0.4	0.4
Fidelity Series Small Cap Opportunities Fund Class F	1.1	1.1
Fidelity Series Stock Selector Large Cap Value Fund Class F	1.8	1.8
	19.0	18.8
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.3	2.7
Fidelity Series International Growth Fund Class F	1.8	2.0
Fidelity Series International Small Cap Fund Class F	0.4	0.4
Fidelity Series International Value Fund Class F	1.9	2.0
	7.4	7.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series High Income Fund Class F	3.2	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.5	3.5
Fidelity Series Investment Grade Bond Fund Class F	41.1	41.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	49.2	49.9

Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	17.1	13.5
Fidelity Series Short-Term Credit Fund Class F	7.3	10.7
	24.4	24.2
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.0%
International Equity Funds	7.4%
Bond Funds	49.2%
Short-Term Funds	24.4%

Six months ago
Domestic Equity Funds	18.8%
International Equity Funds	7.1%
Bond Funds	49.9%
Short-Term Funds	24.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® Income Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.0%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	910,655	$11,519,780
Fidelity Series 1000 Value Index Fund Class F (a)	631,061	6,480,999
Fidelity Series All-Sector Equity Fund Class F (a)	2,881,915	37,320,805
Fidelity Series Blue Chip Growth Fund Class F (a)	2,440,398	26,283,084
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,408,458	13,294,686
Fidelity Series Equity-Income Fund Class F (a)	4,233,293	48,598,203
Fidelity Series Growth & Income Fund Class F (a)	3,096,886	37,255,545
Fidelity Series Growth Company Fund Class F (a)	3,557,314	42,118,596
Fidelity Series Intrinsic Opportunities Fund Class F (a)	1,782,904	24,514,933
Fidelity Series Opportunistic Insights Fund Class F (a)	1,634,050	24,347,351
Fidelity Series Real Estate Equity Fund Class F (a)	355,262	4,472,754
Fidelity Series Small Cap Discovery Fund Class F (a)	634,897	6,444,201
Fidelity Series Small Cap Opportunities Fund Class F (a)	1,640,846	19,394,797
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	2,703,848	31,662,062
TOTAL DOMESTIC EQUITY FUNDS
(Cost $306,296,621)		333,707,796

International Equity Funds - 7.4%
Fidelity Series Emerging Markets Fund Class F (a)	3,957,728	57,268,320
Fidelity Series International Growth Fund Class F (a)	2,415,950	32,567,011
Fidelity Series International Small Cap Fund Class F (a)	476,141	7,413,509
Fidelity Series International Value Fund Class F (a)	3,472,619	32,607,896
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $123,780,586)		129,856,736

Bond Funds - 49.2%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,147,644	10,535,370
Fidelity Series Floating Rate High Income Fund Class F (a)	468,773	4,434,591
Fidelity Series High Income Fund Class F (a)	6,144,350	55,114,823
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	6,399,311	61,753,355
Fidelity Series Investment Grade Bond Fund Class F (a)	63,987,244	721,776,114
Fidelity Series Real Estate Income Fund Class F (a)	778,906	8,419,974
TOTAL BOND FUNDS
(Cost $876,490,962)		862,034,227

Short-Term Funds - 24.4%
Fidelity Institutional Money Market Portfolio Class F 0.17% (a)(c)	299,496,961	299,496,961
Fidelity Series Short-Term Credit Fund Class F (a)	12,953,697	129,018,818
TOTAL SHORT-TERM FUNDS
(Cost $429,025,189)		428,515,779
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,735,593,358)		1,754,114,538
NET OTHER ASSETS (LIABILITIES) - 0.0%		671,926
NET ASSETS - 100%		$1,754,786,464

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$271,087,685	$80,359,952	$51,950,676	$240,068	$299,496,961
Fidelity Series 100 Index Fund Class F	12,584,468	1,318,398	1,858,229	--	11,519,780
Fidelity Series 1000 Value Index Fund Class F	7,125,049	906,844	1,003,179	--	6,480,999
Fidelity Series All-Sector Equity Fund Class F	40,851,441	5,389,582	5,707,785	--	37,320,805
Fidelity Series Blue Chip Growth Fund Class F	31,629,241	10,026,742	11,267,306	62,221	26,283,084
Fidelity Series Commodity Strategy Fund Class F	16,349,406	1,385,962	2,909,142	--	13,294,686
Fidelity Series Emerging Markets Debt Fund Class F	12,431,653	613,377	1,897,767	344,827	10,535,370
Fidelity Series Emerging Markets Fund Class F	54,474,185	18,345,236	6,949,794	--	57,268,320
Fidelity Series Equity-Income Fund Class F	53,464,522	7,257,276	7,583,034	607,021	48,598,203
Fidelity Series Floating Rate High Income Fund Class F	9,977,614	297,020	5,689,478	148,915	4,434,591
Fidelity Series Growth & Income Fund Class F	40,812,756	7,027,418	6,205,971	379,799	37,255,545
Fidelity Series Growth Company Fund Class F	49,993,151	135,881	5,565,956	--	42,118,596
Fidelity Series High Income Fund Class F	67,915,841	3,273,526	10,963,577	1,744,717	55,114,823
Fidelity Series Inflation-Protected Bond Index Fund Class F	70,254,093	1,687,847	9,463,272	67,198	61,753,355
Fidelity Series International Growth Fund Class F	39,752,478	1,660,592	6,626,895	--	32,567,011
Fidelity Series International Small Cap Fund Class F	9,130,712	163,865	1,772,971	--	7,413,509
Fidelity Series International Value Fund Class F	39,467,365	2,319,055	6,717,528	--	32,607,896
Fidelity Series Intrinsic Opportunities Fund Class F	27,460,389	2,121,762	2,763,352	295,536	24,514,933
Fidelity Series Investment Grade Bond Fund Class F	832,152,723	28,046,167	118,443,078	9,836,579	721,776,114
Fidelity Series Opportunistic Insights Fund Class F	26,587,596	2,676,099	4,097,300	--	24,347,351
Fidelity Series Real Estate Equity Fund Class F	4,905,231	1,027,705	687,888	36,927	4,472,754
Fidelity Series Real Estate Income Fund Class F	9,846,461	475,499	1,511,581	222,921	8,419,974
Fidelity Series Short-Term Credit Fund Class F	214,199,246	3,628,599	88,117,304	931,479	129,018,818
Fidelity Series Small Cap Discovery Fund Class F	7,253,584	1,000,804	1,111,101	6,089	6,444,201
Fidelity Series Small Cap Opportunities Fund Class F	21,775,218	3,982,021	3,474,737	59,588	19,394,797
Fidelity Series Stock Selector Large Cap Value Fund Class F	35,754,258	4,990,711	5,855,925	--	31,662,062
Total	$2,007,236,366	$190,117,940	$370,194,826	$14,983,885	$1,754,114,538

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,735,593,358) — See accompanying schedule		$1,754,114,538
Receivable for investments sold		15,811,362
Receivable for fund shares sold		5,461,432
Total assets		1,775,387,332
Liabilities
Payable for investments purchased	$15,327,760
Payable for fund shares redeemed	5,203,873
Transfer agent fees payable	69,235
Total liabilities		20,600,868
Net Assets		$1,754,786,464
Net Assets consist of:
Paid in capital		$1,726,334,223
Undistributed net investment income		3,138,171
Accumulated undistributed net realized gain (loss) on investments		6,792,890
Net unrealized appreciation (depreciation) on investments		18,521,180
Net Assets, for 153,111,903 shares outstanding		$1,754,786,464
Net Asset Value, offering price and redemption price per share ($1,754,786,464 ÷ 153,111,903 shares)		$11.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$14,983,885
Expenses
Transfer agent fees	$441,588
Independent trustees' compensation	4,024
Total expenses		445,612
Net investment income (loss)		14,538,273
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	2,056,666
Capital gain distributions from underlying funds	6,574,787
Total net realized gain (loss)		8,631,453
Change in net unrealized appreciation (depreciation) on underlying funds		(75,101,611)
Net gain (loss)		(66,470,158)
Net increase (decrease) in net assets resulting from operations		$(51,931,885)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,538,273	$35,212,931
Net realized gain (loss)	8,631,453	33,129,738
Change in net unrealized appreciation (depreciation)	(75,101,611)	7,988,068
Net increase (decrease) in net assets resulting from operations	(51,931,885)	76,330,737
Distributions to shareholders from net investment income	(14,419,760)	(34,356,251)
Distributions to shareholders from net realized gain	(20,442,632)	(49,781,478)
Total distributions	(34,862,392)	(84,137,729)
Share transactions
Proceeds from sales of shares	240,722,523	646,904,316
Net asset value of shares issued in exchange for the net assets of Fidelity Freedom K 2000 Fund (note 6)	–	655,598,999
Reinvestment of distributions	34,862,392	84,137,729
Cost of shares redeemed	(441,320,140)	(882,121,296)
Net increase (decrease) in net assets resulting from share transactions	(165,735,225)	504,519,748
Total increase (decrease) in net assets	(252,529,502)	496,712,756
Net Assets
Beginning of period	2,007,315,966	1,510,603,210
End of period (including undistributed net investment income of $3,138,171 and undistributed net investment income of $3,019,658, respectively)	$1,754,786,464	$2,007,315,966
Other Information Shares
Sold	20,412,459	54,158,762
Issued in exchange for the shares of Fidelity Freedom K 2000 Fund (note 6)	-	54,724,457
Issued in reinvestment of distributions	2,933,827	7,090,115
Redeemed	(37,324,126)	(73,839,837)
Net increase (decrease)	(13,977,840)	42,133,497

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K Income Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.01	$12.09	$11.88	$11.66	$11.64	$11.10
Income from Investment Operations
Net investment income (loss)A	.09	.22	.17	.16	.19	.20
Net realized and unrealized gain (loss)	(.42)	.28	.31	.39	.21	.61
Total from investment operations	(.33)	.50	.48	.55	.40	.81
Distributions from net investment income	(.09)	(.21)	(.16)	(.16)	(.18)	(.18)
Distributions from net realized gain	(.13)	(.37)	(.10)	(.17)	(.19)	(.09)
Total distributions	(.22)	(.58)	(.27)B	(.33)	(.38)C	(.27)
Net asset value, end of period	$11.46	$12.01	$12.09	$11.88	$11.66	$11.64
Total ReturnD	(2.83)%	4.28%	4.07%	4.77%	3.50%	7.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%G	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%G	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.55%G	1.83%	1.41%	1.37%	1.67%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$1,754,786	$2,007,316	$1,510,603	$1,565,723	$1,281,332	$636,056
Portfolio turnover rateE	20%G	32%H	40%	17%	20%	32%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.27 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.102 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.194 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.0	1.0
Fidelity Series 1000 Value Index Fund Class F	0.6	0.6
Fidelity Series All-Sector Equity Fund Class F	3.2	3.2
Fidelity Series Blue Chip Growth Fund Class F	2.3	2.5
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Fidelity Series Equity-Income Fund Class F	4.2	4.2
Fidelity Series Growth & Income Fund Class F	3.2	3.2
Fidelity Series Growth Company Fund Class F	3.7	3.6
Fidelity Series Intrinsic Opportunities Fund Class F	2.1	2.1
Fidelity Series Opportunistic Insights Fund Class F	2.1	2.1
Fidelity Series Real Estate Equity Fund Class F	0.4	0.4
Fidelity Series Small Cap Discovery Fund Class F	0.5	0.6
Fidelity Series Small Cap Opportunities Fund Class F	1.7	1.7
Fidelity Series Stock Selector Large Cap Value Fund Class F	2.7	2.8
	28.5	28.8
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.3	4.0
Fidelity Series International Growth Fund Class F	3.3	3.5
Fidelity Series International Small Cap Fund Class F	0.8	0.8
Fidelity Series International Value Fund Class F	3.3	3.5
	11.7	11.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.5
Fidelity Series High Income Fund Class F	3.2	3.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.1	3.0
Fidelity Series Investment Grade Bond Fund Class F	36.4	36.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	44.0	44.6

Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	11.0	8.6
Fidelity Series Short-Term Credit Fund Class F	4.8	6.2
	15.8	14.8
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.5%
International Equity Funds	11.7%
Bond Funds	44.0%
Short-Term Funds	15.8%

Six months ago
Domestic Equity Funds	28.8%
International Equity Funds	11.8%
Bond Funds	44.6%
Short-Term Funds	14.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2005 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	335,618	$4,245,571
Fidelity Series 1000 Value Index Fund Class F (a)	232,554	2,388,333
Fidelity Series All-Sector Equity Fund Class F (a)	1,062,185	13,755,291
Fidelity Series Blue Chip Growth Fund Class F (a)	899,599	9,688,678
Fidelity Series Commodity Strategy Fund Class F (a)(b)	591,195	3,263,398
Fidelity Series Equity-Income Fund Class F (a)	1,560,111	17,910,069
Fidelity Series Growth & Income Fund Class F (a)	1,141,357	13,730,519
Fidelity Series Growth Company Fund Class F (a)	1,330,819	15,756,894
Fidelity Series Intrinsic Opportunities Fund Class F (a)	669,284	9,202,648
Fidelity Series Opportunistic Insights Fund Class F (a)	602,233	8,973,279
Fidelity Series Real Estate Equity Fund Class F (a)	133,335	1,678,692
Fidelity Series Small Cap Discovery Fund Class F (a)	233,952	2,374,616
Fidelity Series Small Cap Opportunities Fund Class F (a)	604,725	7,147,854
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	996,474	11,668,706
TOTAL DOMESTIC EQUITY FUNDS
(Cost $110,699,068)		121,784,548

International Equity Funds - 11.7%
Fidelity Series Emerging Markets Fund Class F (a)	1,282,309	18,555,009
Fidelity Series International Growth Fund Class F (a)	1,051,593	14,175,467
Fidelity Series International Small Cap Fund Class F (a)	207,172	3,225,666
Fidelity Series International Value Fund Class F (a)	1,511,736	14,195,206
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $46,821,700)		50,151,348

Bond Funds - 44.0%
Fidelity Series Emerging Markets Debt Fund Class F (a)	282,073	2,589,426
Fidelity Series Floating Rate High Income Fund Class F (a)	115,964	1,097,022
Fidelity Series High Income Fund Class F (a)	1,518,418	13,620,212
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	1,361,603	13,139,466
Fidelity Series Investment Grade Bond Fund Class F (a)	13,811,295	155,791,414
Fidelity Series Real Estate Income Fund Class F (a)	192,812	2,084,298
TOTAL BOND FUNDS
(Cost $192,073,574)		188,321,838

Short-Term Funds - 15.8%
Fidelity Institutional Money Market Portfolio Class F 0.17% (a)(c)	47,384,864	47,384,864
Fidelity Series Short-Term Credit Fund Class F (a)	2,052,002	20,437,938
TOTAL SHORT-TERM FUNDS
(Cost $67,903,110)		67,822,802
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $417,497,452)		428,080,536
NET OTHER ASSETS (LIABILITIES) - 0.0%		59,340
NET ASSETS - 100%		$428,139,876

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$40,706,365	$13,374,941	$6,696,442	$36,548	$47,384,864
Fidelity Series 100 Index Fund Class F	4,640,658	500,017	697,754	--	4,245,571
Fidelity Series 1000 Value Index Fund Class F	2,641,536	303,291	350,885	--	2,388,333
Fidelity Series All-Sector Equity Fund Class F	15,136,546	1,805,218	1,982,037	--	13,755,291
Fidelity Series Blue Chip Growth Fund Class F	11,713,591	2,964,782	3,455,820	23,301	9,688,678
Fidelity Series Commodity Strategy Fund Class F	3,720,710	428,503	515,128	--	3,263,398
Fidelity Series Emerging Markets Debt Fund Class F	2,968,957	235,030	463,686	84,125	2,589,426
Fidelity Series Emerging Markets Fund Class F	18,607,454	4,852,756	2,020,143	--	18,555,009
Fidelity Series Equity-Income Fund Class F	19,810,549	2,494,683	2,692,372	225,927	17,910,069
Fidelity Series Floating Rate High Income Fund Class F	2,326,450	134,746	1,329,642	34,791	1,097,022
Fidelity Series Growth & Income Fund Class F	15,106,529	2,312,072	2,042,269	141,427	13,730,519
Fidelity Series Growth Company Fund Class F	17,227,330	241,576	759,537	--	15,756,894
Fidelity Series High Income Fund Class F	16,282,551	1,079,095	2,477,858	429,119	13,620,212
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,271,382	953,476	1,928,740	14,060	13,139,466
Fidelity Series International Growth Fund Class F	16,683,302	1,069,669	2,613,465	--	14,175,467
Fidelity Series International Small Cap Fund Class F	3,789,422	193,781	708,036	--	3,225,666
Fidelity Series International Value Fund Class F	16,352,431	1,347,888	2,423,326	--	14,195,206
Fidelity Series Intrinsic Opportunities Fund Class F	10,103,160	1,088,725	1,129,069	110,550	9,202,648
Fidelity Series Investment Grade Bond Fund Class F	171,636,281	12,050,806	23,602,838	2,101,852	155,791,414
Fidelity Series Opportunistic Insights Fund Class F	9,839,302	1,011,814	1,573,857	--	8,973,279
Fidelity Series Real Estate Equity Fund Class F	1,822,811	391,178	242,567	13,960	1,678,692
Fidelity Series Real Estate Income Fund Class F	2,282,609	189,225	291,237	54,564	2,084,298
Fidelity Series Short-Term Credit Fund Class F	28,958,911	1,970,582	10,387,655	141,652	20,437,938
Fidelity Series Small Cap Discovery Fund Class F	2,697,440	376,654	437,343	2,275	2,374,616
Fidelity Series Small Cap Opportunities Fund Class F	8,014,177	1,358,455	1,137,885	22,284	7,147,854
Fidelity Series Stock Selector Large Cap Value Fund Class F	13,228,304	1,775,422	2,129,280	--	11,668,706
Total	$470,568,758	$54,504,385	$74,088,871	$3,436,435	$428,080,536

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $417,497,452) — See accompanying schedule		$428,080,536
Receivable for investments sold		5,708,108
Receivable for fund shares sold		1,512,448
Total assets		435,301,092
Liabilities
Payable for investments purchased	$3,354,993
Payable for fund shares redeemed	3,789,231
Transfer agent fees payable	16,992
Total liabilities		7,161,216
Net Assets		$428,139,876
Net Assets consist of:
Paid in capital		$412,458,468
Undistributed net investment income		3,325,075
Accumulated undistributed net realized gain (loss) on investments		1,773,249
Net unrealized appreciation (depreciation) on investments		10,583,084
Net Assets, for 34,225,816 shares outstanding		$428,139,876
Net Asset Value, offering price and redemption price per share ($428,139,876 ÷ 34,225,816 shares)		$12.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,436,435
Expenses
Transfer agent fees	$107,176
Independent trustees' compensation	959
Total expenses		108,135
Net investment income (loss)		3,328,300
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	488,358
Capital gain distributions from underlying funds	2,415,896
Total net realized gain (loss)		2,904,254
Change in net unrealized appreciation (depreciation) on underlying funds		(23,392,099)
Net gain (loss)		(20,487,845)
Net increase (decrease) in net assets resulting from operations		$(17,159,545)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,328,300	$8,746,001
Net realized gain (loss)	2,904,254	10,316,088
Change in net unrealized appreciation (depreciation)	(23,392,099)	5,522,385
Net increase (decrease) in net assets resulting from operations	(17,159,545)	24,584,474
Distributions to shareholders from net investment income	(1,449,103)	(14,303,298)
Distributions to shareholders from net realized gain	(6,856,727)	(23,376,590)
Total distributions	(8,305,830)	(37,679,888)
Share transactions
Proceeds from sales of shares	76,012,341	173,718,310
Reinvestment of distributions	8,305,830	37,679,888
Cost of shares redeemed	(101,287,053)	(214,708,998)
Net increase (decrease) in net assets resulting from share transactions	(16,968,882)	(3,310,800)
Total increase (decrease) in net assets	(42,434,257)	(16,406,214)
Net Assets
Beginning of period	470,574,133	486,980,347
End of period (including undistributed net investment income of $3,325,075 and undistributed net investment income of $1,445,878, respectively)	$428,139,876	$470,574,133
Other Information Shares
Sold	5,843,367	13,137,868
Issued in reinvestment of distributions	630,184	2,909,900
Redeemed	(7,785,071)	(16,275,785)
Net increase (decrease)	(1,311,520)	(228,017)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2005 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.24	$13.62	$13.00	$12.65	$12.82	$11.85
Income from Investment Operations
Net investment income (loss)A	.10	.24	.19	.19	.21	.21
Net realized and unrealized gain (loss)	(.59)	.44	.64	.56	.13	1.05
Total from investment operations	(.49)	.68	.83	.75	.34	1.26
Distributions from net investment income	(.04)	(.41)	(.03)	(.18)	(.18)	(.17)
Distributions from net realized gain	(.19)	(.66)	(.19)	(.21)	(.33)	(.12)
Total distributions	(.24)B	(1.06)C	(.21)D	(.40)E	(.51)	(.29)
Net asset value, end of period	$12.51	$13.24	$13.62	$13.00	$12.65	$12.82
Total ReturnF	(3.83)%	5.33%	6.48%	6.03%	2.83%	10.75%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%I	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%I	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.46%I	1.85%	1.42%	1.46%	1.66%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$428,140	$470,574	$486,980	$496,064	$388,009	$257,817
Portfolio turnover rateG	24%I	34%	55%	29%	37%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.194 per share.

 C Total distributions of $1.06 per share is comprised of distributions from net investment income of $.406 and distributions from net realized gain of $.658 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.185 per share.

 E Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

 F Total returns for periods of less than one year are not annualized.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.2	1.2
Fidelity Series 1000 Value Index Fund Class F	0.7	0.7
Fidelity Series All-Sector Equity Fund Class F	3.9	3.9
Fidelity Series Blue Chip Growth Fund Class F	2.8	3.0
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Fidelity Series Equity-Income Fund Class F	5.1	5.1
Fidelity Series Growth & Income Fund Class F	3.9	3.9
Fidelity Series Growth Company Fund Class F	4.6	4.7
Fidelity Series Intrinsic Opportunities Fund Class F	2.6	2.6
Fidelity Series Opportunistic Insights Fund Class F	2.6	2.5
Fidelity Series Real Estate Equity Fund Class F	0.5	0.5
Fidelity Series Small Cap Discovery Fund Class F	0.7	0.7
Fidelity Series Small Cap Opportunities Fund Class F	2.1	2.0
Fidelity Series Stock Selector Large Cap Value Fund Class F	3.3	3.4
	34.8	35.0
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.1	4.8
Fidelity Series International Growth Fund Class F	4.2	4.5
Fidelity Series International Small Cap Fund Class F	1.0	1.0
Fidelity Series International Value Fund Class F	4.3	4.4
	14.6	14.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series High Income Fund Class F	3.2	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.4	2.4
Fidelity Series Investment Grade Bond Fund Class F	33.2	33.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	40.2	40.9

Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	7.3	5.2
Fidelity Series Short-Term Credit Fund Class F	3.1	4.2
	10.4	9.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.8%
International Equity Funds	14.6%
Bond Funds	40.2%
Short-Term Funds	10.4%

Six months ago
Domestic Equity Funds	35.0%
International Equity Funds	14.7%
Bond Funds	40.9%
Short-Term Funds	9.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2010 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.8%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	2,987,993	$37,798,116
Fidelity Series 1000 Value Index Fund Class F (a)	2,070,398	21,262,992
Fidelity Series All-Sector Equity Fund Class F (a)	9,455,788	122,452,460
Fidelity Series Blue Chip Growth Fund Class F (a)	8,007,364	86,239,306
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,301,757	23,745,700
Fidelity Series Equity-Income Fund Class F (a)	13,889,027	159,446,026
Fidelity Series Growth & Income Fund Class F (a)	10,160,420	122,229,858
Fidelity Series Growth Company Fund Class F (a)	12,073,573	142,951,103
Fidelity Series Intrinsic Opportunities Fund Class F (a)	5,969,737	82,083,877
Fidelity Series Opportunistic Insights Fund Class F (a)	5,361,551	79,887,110
Fidelity Series Real Estate Equity Fund Class F (a)	1,183,615	14,901,712
Fidelity Series Small Cap Discovery Fund Class F (a)	2,082,986	21,142,311
Fidelity Series Small Cap Opportunities Fund Class F (a)	5,383,453	63,632,417
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	8,871,081	103,880,359
TOTAL DOMESTIC EQUITY FUNDS
(Cost $956,330,836)		1,081,653,347

International Equity Funds - 14.6%
Fidelity Series Emerging Markets Fund Class F (a)	11,048,067	159,865,529
Fidelity Series International Growth Fund Class F (a)	9,845,215	132,713,499
Fidelity Series International Small Cap Fund Class F (a)	1,939,778	30,202,347
Fidelity Series International Value Fund Class F (a)	14,151,361	132,881,282
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $417,899,339)		455,662,657

Bond Funds - 40.2%
Fidelity Series Emerging Markets Debt Fund Class F (a)	2,079,997	19,094,375
Fidelity Series Floating Rate High Income Fund Class F (a)	851,178	8,052,145
Fidelity Series High Income Fund Class F (a)	11,156,577	100,074,492
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	7,836,895	75,626,033
Fidelity Series Investment Grade Bond Fund Class F (a)	91,693,845	1,034,306,569
Fidelity Series Real Estate Income Fund Class F (a)	1,415,978	15,306,726
TOTAL BOND FUNDS
(Cost $1,278,610,001)		1,252,460,340

Short-Term Funds - 10.4%
Fidelity Institutional Money Market Portfolio Class F 0.17% (a)(c)	225,609,468	225,609,468
Fidelity Series Short-Term Credit Fund Class F (a)	9,734,138	96,952,016
TOTAL SHORT-TERM FUNDS
(Cost $322,935,521)		322,561,484
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,975,775,697)		3,112,337,828
NET OTHER ASSETS (LIABILITIES) - 0.0%		57,938
NET ASSETS - 100%		$3,112,395,766

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$192,026,291	$72,607,282	$39,024,105	$175,764	$225,609,468
Fidelity Series 100 Index Fund Class F	43,748,084	2,857,359	7,079,009	--	37,798,116
Fidelity Series 1000 Value Index Fund Class F	24,652,285	1,935,134	3,487,254	--	21,262,992
Fidelity Series All-Sector Equity Fund Class F	142,959,754	10,059,370	19,834,640	--	122,452,460
Fidelity Series Blue Chip Growth Fund Class F	111,841,765	27,891,883	40,068,012	207,140	86,239,306
Fidelity Series Commodity Strategy Fund Class F	28,830,156	1,655,348	4,033,145	--	23,745,700
Fidelity Series Emerging Markets Debt Fund Class F	23,666,750	809,396	4,267,550	645,855	19,094,375
Fidelity Series Emerging Markets Fund Class F	173,731,228	31,682,724	20,274,088	--	159,865,529
Fidelity Series Equity-Income Fund Class F	186,836,333	14,706,789	26,879,566	2,112,894	159,446,026
Fidelity Series Floating Rate High Income Fund Class F	18,144,186	455,958	10,296,089	263,316	8,052,145
Fidelity Series Growth & Income Fund Class F	142,632,022	15,301,625	21,051,828	1,320,856	122,229,858
Fidelity Series Growth Company Fund Class F	173,214,356	--	21,952,101	--	142,951,103
Fidelity Series High Income Fund Class F	125,373,657	4,496,036	20,442,457	3,221,718	100,074,492
Fidelity Series Inflation-Protected Bond Index Fund Class F	88,288,666	1,356,705	13,112,328	83,885	75,626,033
Fidelity Series International Growth Fund Class F	164,776,932	3,495,065	26,743,058	--	132,713,499
Fidelity Series International Small Cap Fund Class F	37,449,336	234,724	7,115,344	--	30,202,347
Fidelity Series International Value Fund Class F	161,945,521	6,074,852	25,309,602	--	132,881,282
Fidelity Series Intrinsic Opportunities Fund Class F	95,349,205	4,950,684	10,595,645	990,589	82,083,877
Fidelity Series Investment Grade Bond Fund Class F	1,227,012,891	23,957,536	186,968,846	14,448,910	1,034,306,569
Fidelity Series Opportunistic Insights Fund Class F	93,030,589	5,362,367	15,882,282	--	79,887,110
Fidelity Series Real Estate Equity Fund Class F	17,066,169	2,809,043	2,327,884	124,920	14,901,712
Fidelity Series Real Estate Income Fund Class F	17,866,158	656,174	2,499,773	407,280	15,306,726
Fidelity Series Short-Term Credit Fund Class F	153,813,150	5,848,552	62,201,298	695,718	96,952,016
Fidelity Series Small Cap Discovery Fund Class F	24,689,234	2,649,316	3,834,453	21,158	21,142,311
Fidelity Series Small Cap Opportunities Fund Class F	75,619,907	9,727,928	12,064,444	198,408	63,632,417
Fidelity Series Stock Selector Large Cap Value Fund Class F	125,032,437	10,661,872	21,058,301	--	103,880,359
Total	$3,669,597,062	$262,243,722	$628,403,102	$24,918,411	$3,112,337,828

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $2,975,775,697) — See accompanying schedule		$3,112,337,828
Receivable for investments sold		33,369,268
Receivable for fund shares sold		13,999,518
Total assets		3,159,706,614
Liabilities
Payable for investments purchased	$37,166,112
Payable for fund shares redeemed	10,021,429
Transfer agent fees payable	123,307
Total liabilities		47,310,848
Net Assets		$3,112,395,766
Net Assets consist of:
Paid in capital		$2,902,147,332
Undistributed net investment income		24,000,609
Accumulated undistributed net realized gain (loss) on investments		49,685,694
Net unrealized appreciation (depreciation) on investments		136,562,131
Net Assets, for 247,498,830 shares outstanding		$3,112,395,766
Net Asset Value, offering price and redemption price per share ($3,112,395,766 ÷ 247,498,830 shares)		$12.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$24,918,411
Expenses
Transfer agent fees	$804,424
Independent trustees' compensation	7,367
Total expenses		811,791
Net investment income (loss)		24,106,620
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	32,720,355
Capital gain distributions from underlying funds	21,477,883
Total net realized gain (loss)		54,198,238
Change in net unrealized appreciation (depreciation) on underlying funds		(223,820,211)
Net gain (loss)		(169,621,973)
Net increase (decrease) in net assets resulting from operations		$(145,515,353)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,106,620	$75,947,534
Net realized gain (loss)	54,198,238	137,486,032
Change in net unrealized appreciation (depreciation)	(223,820,211)	20,946,557
Net increase (decrease) in net assets resulting from operations	(145,515,353)	234,380,123
Distributions to shareholders from net investment income	(8,699,694)	(134,711,044)
Distributions to shareholders from net realized gain	(81,460,661)	(303,393,320)
Total distributions	(90,160,355)	(438,104,364)
Share transactions
Proceeds from sales of shares	312,419,614	833,571,107
Reinvestment of distributions	90,160,355	438,104,364
Cost of shares redeemed	(724,070,690)	(1,736,353,492)
Net increase (decrease) in net assets resulting from share transactions	(321,490,721)	(464,678,021)
Total increase (decrease) in net assets	(557,166,429)	(668,402,262)
Net Assets
Beginning of period	3,669,562,195	4,337,964,457
End of period (including undistributed net investment income of $24,000,609 and undistributed net investment income of $8,593,683, respectively)	$3,112,395,766	$3,669,562,195
Other Information Shares
Sold	23,705,444	61,499,488
Issued in reinvestment of distributions	6,733,410	33,140,333
Redeemed	(54,660,860)	(128,119,267)
Net increase (decrease)	(24,222,006)	(33,479,446)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2010 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$14.21	$13.39	$12.93	$13.12	$11.97
Income from Investment Operations
Net investment income (loss)A	.09	.25	.20	.21	.23	.23
Net realized and unrealized gain (loss)	(.67)	.53	.90	.74	.14	1.21
Total from investment operations	(.58)	.78	1.10	.95	.37	1.44
Distributions from net investment income	(.03)	(.46)	(.03)	(.22)	(.20)	(.17)
Distributions from net realized gain	(.31)	(1.03)	(.25)	(.27)	(.36)	(.12)
Total distributions	(.34)	(1.49)	(.28)	(.49)	(.56)	(.29)
Net asset value, end of period	$12.58	$13.50	$14.21	$13.39	$12.93	$13.12
Total ReturnB	(4.43)%	5.96%	8.34%	7.53%	3.08%	12.17%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%E	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%E	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%E	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.41%E	1.88%	1.48%	1.65%	1.85%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$3,112,396	$3,669,562	$4,337,964	$4,699,784	$4,130,786	$2,665,237
Portfolio turnover rateC	15%E	20%	39%	30%	28%	42%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.4	1.4
Fidelity Series 1000 Value Index Fund Class F	0.8	0.8
Fidelity Series All-Sector Equity Fund Class F	4.6	4.6
Fidelity Series Blue Chip Growth Fund Class F	3.2	3.6
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Fidelity Series Equity-Income Fund Class F	6.0	5.9
Fidelity Series Growth & Income Fund Class F	4.6	4.5
Fidelity Series Growth Company Fund Class F	5.4	5.3
Fidelity Series Intrinsic Opportunities Fund Class F	3.1	3.0
Fidelity Series Opportunistic Insights Fund Class F	3.0	3.0
Fidelity Series Real Estate Equity Fund Class F	0.6	0.5
Fidelity Series Small Cap Discovery Fund Class F	0.8	0.8
Fidelity Series Small Cap Opportunities Fund Class F	2.4	2.4
Fidelity Series Stock Selector Large Cap Value Fund Class F	3.9	4.0
	40.6	40.6
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.7	5.3
Fidelity Series International Growth Fund Class F	5.1	5.3
Fidelity Series International Small Cap Fund Class F	1.2	1.2
Fidelity Series International Value Fund Class F	5.2	5.2
	17.2	17.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series High Income Fund Class F	3.2	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.6	1.6
Fidelity Series Investment Grade Bond Fund Class F	30.4	30.8
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	36.6	37.4

Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	3.9	2.8
Fidelity Series Short-Term Credit Fund Class F	1.7	2.2
	5.6	5.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.6%
International Equity Funds	17.2%
Bond Funds	36.6%
Short-Term Funds	5.6%

Six months ago
Domestic Equity Funds	40.6%
International Equity Funds	17.0%
Bond Funds	37.4%
Short-Term Funds	5.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2015 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	6,481,264	$81,987,989
Fidelity Series 1000 Value Index Fund Class F (a)	4,490,889	46,121,429
Fidelity Series All-Sector Equity Fund Class F (a)	20,511,413	265,622,794
Fidelity Series Blue Chip Growth Fund Class F (a)	17,370,477	187,080,034
Fidelity Series Commodity Strategy Fund Class F (a)(b)	8,002,160	44,171,922
Fidelity Series Equity-Income Fund Class F (a)	30,126,924	345,857,087
Fidelity Series Growth & Income Fund Class F (a)	22,039,592	265,136,290
Fidelity Series Growth Company Fund Class F (a)	26,299,702	311,388,471
Fidelity Series Intrinsic Opportunities Fund Class F (a)	13,035,203	179,234,035
Fidelity Series Opportunistic Insights Fund Class F (a)	11,629,922	173,285,835
Fidelity Series Real Estate Equity Fund Class F (a)	2,575,490	32,425,418
Fidelity Series Small Cap Discovery Fund Class F (a)	4,518,036	45,858,069
Fidelity Series Small Cap Opportunities Fund Class F (a)	11,677,415	138,027,050
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	19,242,533	225,330,061
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,106,392,645)		2,341,526,484

International Equity Funds - 17.2%
Fidelity Series Emerging Markets Fund Class F (a)	22,621,378	327,331,341
Fidelity Series International Growth Fund Class F (a)	22,079,987	297,638,227
Fidelity Series International Small Cap Fund Class F (a)	4,350,020	67,729,812
Fidelity Series International Value Fund Class F (a)	31,739,100	298,030,151
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $928,797,616)		990,729,531

Bond Funds - 36.6%
Fidelity Series Emerging Markets Debt Fund Class F (a)	3,890,484	35,714,643
Fidelity Series Floating Rate High Income Fund Class F (a)	1,590,441	15,045,568
Fidelity Series High Income Fund Class F (a)	20,802,955	186,602,502
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	9,703,465	93,638,438
Fidelity Series Investment Grade Bond Fund Class F (a)	155,234,864	1,751,049,273
Fidelity Series Real Estate Income Fund Class F (a)	2,646,309	28,606,602
TOTAL BOND FUNDS
(Cost $2,169,050,042)		2,110,657,026

Short-Term Funds - 5.6%
Fidelity Institutional Money Market Portfolio Class F 0.17% (a)(c)	226,399,374	226,399,374
Fidelity Series Short-Term Credit Fund Class F (a)	9,765,552	97,264,902
TOTAL SHORT-TERM FUNDS
(Cost $324,038,004)		323,664,276
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,528,278,307)		5,766,577,317
NET OTHER ASSETS (LIABILITIES) - 0.0%		231,811
NET ASSETS - 100%		$5,766,809,128

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$192,044,379	$72,163,846	$37,808,851	$174,592	$226,399,374
Fidelity Series 100 Index Fund Class F	93,604,802	4,006,754	11,791,581	--	81,987,989
Fidelity Series 1000 Value Index Fund Class F	52,830,796	3,273,057	5,950,793	--	46,121,429
Fidelity Series All-Sector Equity Fund Class F	306,257,126	19,620,259	36,718,954	--	265,622,794
Fidelity Series Blue Chip Growth Fund Class F	241,901,154	51,237,261	76,597,901	451,873	187,080,034
Fidelity Series Commodity Strategy Fund Class F	52,153,212	2,824,184	5,779,450	--	44,171,922
Fidelity Series Emerging Markets Debt Fund Class F	41,847,670	1,477,669	5,552,007	1,167,846	35,714,643
Fidelity Series Emerging Markets Fund Class F	352,855,673	62,693,761	35,446,969	--	327,331,341
Fidelity Series Equity-Income Fund Class F	399,816,243	27,735,457	48,362,104	4,528,969	345,857,087
Fidelity Series Floating Rate High Income Fund Class F	33,059,773	769,826	18,279,629	499,861	15,045,568
Fidelity Series Growth & Income Fund Class F	305,003,624	30,759,906	38,453,834	2,832,149	265,136,290
Fidelity Series Growth Company Fund Class F	358,172,947	--	28,358,457	--	311,388,471
Fidelity Series High Income Fund Class F	227,000,643	8,233,279	31,325,350	5,918,191	186,602,502
Fidelity Series Inflation-Protected Bond Index Fund Class F	107,838,041	1,900,966	14,975,014	103,463	93,638,438
Fidelity Series International Growth Fund Class F	355,774,618	6,679,809	44,848,024	--	297,638,227
Fidelity Series International Small Cap Fund Class F	81,610,353	560,041	13,513,332	--	67,729,812
Fidelity Series International Value Fund Class F	352,236,247	12,506,467	44,369,936	--	298,030,151
Fidelity Series Intrinsic Opportunities Fund Class F	204,045,729	11,068,155	19,196,340	2,162,907	179,234,035
Fidelity Series Investment Grade Bond Fund Class F	2,067,261,932	47,601,283	313,607,786	24,533,666	1,751,049,273
Fidelity Series Opportunistic Insights Fund Class F	199,278,086	10,051,553	30,164,821	--	173,285,835
Fidelity Series Real Estate Equity Fund Class F	36,344,363	6,137,876	4,314,933	269,766	32,425,418
Fidelity Series Real Estate Income Fund Class F	32,431,380	1,221,134	3,719,331	754,016	28,606,602
Fidelity Series Short-Term Credit Fund Class F	146,378,600	9,722,711	58,337,081	700,065	97,264,902
Fidelity Series Small Cap Discovery Fund Class F	51,929,977	5,878,839	6,832,061	43,928	45,858,069
Fidelity Series Small Cap Opportunities Fund Class F	162,839,806	17,734,292	21,365,202	432,850	138,027,050
Fidelity Series Stock Selector Large Cap Value Fund Class F	266,530,923	17,067,811	34,680,392	--	225,330,061
Total	$6,721,048,097	$432,926,196	$990,350,133	$44,574,142	$5,766,577,317

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $5,528,278,307) — See accompanying schedule		$5,766,577,317
Receivable for investments sold		70,150,832
Receivable for fund shares sold		27,077,148
Total assets		5,863,805,297
Liabilities
Payable for investments purchased	$63,617,102
Payable for fund shares redeemed	33,149,775
Transfer agent fees payable	229,292
Total liabilities		96,996,169
Net Assets		$5,766,809,128
Net Assets consist of:
Paid in capital		$5,407,838,654
Undistributed net investment income		42,861,931
Accumulated undistributed net realized gain (loss) on investments		77,809,533
Net unrealized appreciation (depreciation) on investments		238,299,010
Net Assets, for 445,317,986 shares outstanding		$5,766,809,128
Net Asset Value, offering price and redemption price per share ($5,766,809,128 ÷ 445,317,986 shares)		$12.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$44,574,142
Expenses
Transfer agent fees	$1,490,551
Independent trustees' compensation	13,543
Total expenses		1,504,094
Net investment income (loss)		43,070,048
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	42,584,048
Capital gain distributions from underlying funds	46,575,153
Total net realized gain (loss)		89,159,201
Change in net unrealized appreciation (depreciation) on underlying funds		(439,630,895)
Net gain (loss)		(350,471,694)
Net increase (decrease) in net assets resulting from operations		$(307,401,646)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,070,048	$133,204,574
Net realized gain (loss)	89,159,201	194,324,133
Change in net unrealized appreciation (depreciation)	(439,630,895)	109,460,669
Net increase (decrease) in net assets resulting from operations	(307,401,646)	436,989,376
Distributions to shareholders from net investment income	(15,116,941)	(228,656,023)
Distributions to shareholders from net realized gain	(125,659,379)	(436,537,584)
Total distributions	(140,776,320)	(665,193,607)
Share transactions
Proceeds from sales of shares	799,636,251	2,070,742,032
Reinvestment of distributions	140,776,320	665,193,607
Cost of shares redeemed	(1,446,324,036)	(3,012,689,557)
Net increase (decrease) in net assets resulting from share transactions	(505,911,465)	(276,753,918)
Total increase (decrease) in net assets	(954,089,431)	(504,958,149)
Net Assets
Beginning of period	6,720,898,559	7,225,856,708
End of period (including undistributed net investment income of $42,861,931 and undistributed net investment income of $14,908,824, respectively)	$5,766,809,128	$6,720,898,559
Other Information Shares
Sold	58,564,103	149,078,388
Issued in reinvestment of distributions	10,113,241	49,144,199
Redeemed	(105,561,650)	(216,956,617)
Net increase (decrease)	(36,884,306)	(18,734,030)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2015 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.94	$14.42	$13.48	$12.98	$13.17	$12.01
Income from Investment Operations
Net investment income (loss)A	.09	.27	.21	.22	.24	.23
Net realized and unrealized gain (loss)	(.78)	.60	.99	.75	.13	1.24
Total from investment operations	(.69)	.87	1.20	.97	.37	1.47
Distributions from net investment income	(.03)	(.47)	(.03)	(.21)	(.20)	(.18)
Distributions from net realized gain	(.27)	(.89)	(.23)	(.26)	(.36)	(.14)
Total distributions	(.30)	(1.35)B	(.26)	(.47)	(.56)	(.31)C
Net asset value, end of period	$12.95	$13.94	$14.42	$13.48	$12.98	$13.17
Total ReturnD	(5.11)%	6.54%	9.00%	7.70%	3.00%	12.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%G	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%G	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.36%G	1.91%	1.52%	1.68%	1.86%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$5,766,809	$6,720,899	$7,225,857	$7,138,645	$5,466,181	$3,148,854
Portfolio turnover rateE	14%G	22%	43%	21%	23%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.35 per share is comprised of distributions from net investment income of $.465 and distributions from net realized gain of $.889 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.137 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.6	1.5
Fidelity Series 1000 Value Index Fund Class F	0.9	0.9
Fidelity Series All-Sector Equity Fund Class F	5.1	5.0
Fidelity Series Blue Chip Growth Fund Class F	3.6	4.0
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Fidelity Series Equity-Income Fund Class F	6.6	6.6
Fidelity Series Growth & Income Fund Class F	5.1	5.0
Fidelity Series Growth Company Fund Class F	5.9	5.9
Fidelity Series Intrinsic Opportunities Fund Class F	3.4	3.4
Fidelity Series Opportunistic Insights Fund Class F	3.3	3.3
Fidelity Series Real Estate Equity Fund Class F	0.6	0.6
Fidelity Series Small Cap Discovery Fund Class F	0.9	0.8
Fidelity Series Small Cap Opportunities Fund Class F	2.6	2.7
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.3	4.4
	44.7	44.9
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	6.1	5.7
Fidelity Series International Growth Fund Class F	5.8	5.9
Fidelity Series International Small Cap Fund Class F	1.3	1.4
Fidelity Series International Value Fund Class F	5.8	5.8
	19.0	18.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series High Income Fund Class F	3.3	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.8
Fidelity Series Investment Grade Bond Fund Class F	26.8	27.1
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	32.3	32.9

Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	2.8	1.9
Fidelity Series Short-Term Credit Fund Class F	1.2	1.5
	4.0	3.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.7%
International Equity Funds	19.0%
Bond Funds	32.3%
Short-Term Funds	4.0%

Six months ago
Domestic Equity Funds	44.9%
International Equity Funds	18.8%
Bond Funds	32.9%
Short-Term Funds	3.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2020 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.7%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	19,697,808	$249,177,273
Fidelity Series 1000 Value Index Fund Class F (a)	13,648,551	140,170,617
Fidelity Series All-Sector Equity Fund Class F (a)	62,337,598	807,271,889
Fidelity Series Blue Chip Growth Fund Class F (a)	52,791,274	568,562,022
Fidelity Series Commodity Strategy Fund Class F (a)(b)	22,108,761	122,040,363
Fidelity Series Equity-Income Fund Class F (a)	91,563,707	1,051,151,358
Fidelity Series Growth & Income Fund Class F (a)	66,980,836	805,779,455
Fidelity Series Growth Company Fund Class F (a)	78,852,549	933,614,183
Fidelity Series Intrinsic Opportunities Fund Class F (a)	39,363,299	541,245,357
Fidelity Series Opportunistic Insights Fund Class F (a)	35,347,048	526,671,011
Fidelity Series Real Estate Equity Fund Class F (a)	7,868,691	99,066,820
Fidelity Series Small Cap Discovery Fund Class F (a)	13,730,748	139,367,095
Fidelity Series Small Cap Opportunities Fund Class F (a)	35,488,627	419,475,577
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	58,480,775	684,809,872
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,475,336,198)		7,088,402,892

International Equity Funds - 19.0%
Fidelity Series Emerging Markets Fund Class F (a)	66,509,364	962,390,500
Fidelity Series International Growth Fund Class F (a)	67,960,953	916,113,642
Fidelity Series International Small Cap Fund Class F (a)	13,389,542	208,475,174
Fidelity Series International Value Fund Class F (a)	97,689,112	917,300,766
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,870,090,331)		3,004,280,082

Bond Funds - 32.3%
Fidelity Series Emerging Markets Debt Fund Class F (a)	10,311,794	94,662,269
Fidelity Series Floating Rate High Income Fund Class F (a)	4,393,329	41,560,891
Fidelity Series High Income Fund Class F (a)	57,471,554	515,519,838
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	13,468,811	129,974,030
Fidelity Series Investment Grade Bond Fund Class F (a)	376,673,247	4,248,874,222
Fidelity Series Real Estate Income Fund Class F (a)	7,312,307	79,046,036
TOTAL BOND FUNDS
(Cost $5,264,717,486)		5,109,637,286

Short-Term Funds - 4.0%
Fidelity Institutional Money Market Portfolio Class F 0.17% (a)(c)	444,755,863	444,755,863
Fidelity Series Short-Term Credit Fund Class F (a)	19,427,624	193,499,137
TOTAL SHORT-TERM FUNDS
(Cost $638,968,825)		638,255,000
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $15,249,112,840)		15,840,575,260
NET OTHER ASSETS (LIABILITIES) - 0.0%		540,722
NET ASSETS - 100%		$15,841,115,982

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$335,889,086	$158,807,916	$49,941,139	$323,340	$444,755,863
Fidelity Series 100 Index Fund Class F	268,745,579	14,774,419	22,306,233	--	249,177,273
Fidelity Series 1000 Value Index Fund Class F	152,570,520	11,600,379	11,713,413	--	140,170,617
Fidelity Series All-Sector Equity Fund Class F	882,622,458	65,692,184	69,178,011	--	807,271,889
Fidelity Series Blue Chip Growth Fund Class F	694,426,859	140,370,749	175,975,242	1,373,082	568,562,022
Fidelity Series Commodity Strategy Fund Class F	135,161,608	11,277,571	10,807,371	--	122,040,363
Fidelity Series Emerging Markets Debt Fund Class F	109,194,068	5,641,292	14,606,348	3,111,490	94,662,269
Fidelity Series Emerging Markets Fund Class F	989,152,804	190,992,701	62,093,862	--	962,390,500
Fidelity Series Equity-Income Fund Class F	1,153,184,304	94,626,989	95,109,032	13,236,580	1,051,151,358
Fidelity Series Floating Rate High Income Fund Class F	85,602,629	2,954,797	45,591,847	1,329,591	41,560,891
Fidelity Series Growth & Income Fund Class F	878,853,898	97,497,898	72,268,703	8,286,104	805,779,455
Fidelity Series Growth Company Fund Class F	1,027,473,838	--	36,997,854	--	933,614,183
Fidelity Series High Income Fund Class F	587,559,200	30,735,548	55,644,367	15,786,522	515,519,838
Fidelity Series Inflation-Protected Bond Index Fund Class F	147,815,036	4,946,440	21,216,019	143,282	129,974,030
Fidelity Series International Growth Fund Class F	1,032,346,404	35,010,904	88,781,750	--	916,113,642
Fidelity Series International Small Cap Fund Class F	237,328,660	5,429,316	30,840,725	--	208,475,174
Fidelity Series International Value Fund Class F	1,024,090,149	52,942,425	89,652,890	--	917,300,766
Fidelity Series Intrinsic Opportunities Fund Class F	587,529,980	44,830,522	39,932,616	6,515,530	541,245,357
Fidelity Series Investment Grade Bond Fund Class F	4,747,752,946	192,561,027	574,355,706	57,898,342	4,248,874,222
Fidelity Series Opportunistic Insights Fund Class F	574,341,509	33,571,411	62,861,556	--	526,671,011
Fidelity Series Real Estate Equity Fund Class F	104,650,121	17,870,112	6,377,399	815,145	99,066,820
Fidelity Series Real Estate Income Fund Class F	84,143,267	5,143,804	6,652,753	2,039,885	79,046,036
Fidelity Series Short-Term Credit Fund Class F	261,133,855	27,641,341	94,370,789	1,301,247	193,499,137
Fidelity Series Small Cap Discovery Fund Class F	147,682,111	15,943,426	8,817,054	131,147	139,367,095
Fidelity Series Small Cap Opportunities Fund Class F	474,199,719	57,162,056	47,557,226	1,314,699	419,475,577
Fidelity Series Stock Selector Large Cap Value Fund Class F	767,491,173	56,698,008	67,497,297	--	684,809,872
Total	$17,490,941,781	$1,374,723,235	$1,861,147,202	$113,605,986	$15,840,575,260

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $15,249,112,840) — See accompanying schedule		$15,840,575,260
Cash		1
Receivable for investments sold		158,388,407
Receivable for fund shares sold		68,339,020
Total assets		16,067,302,688
Liabilities
Payable for investments purchased	$160,340,465
Payable for fund shares redeemed	65,218,241
Transfer agent fees payable	628,000
Total liabilities		226,186,706
Net Assets		$15,841,115,982
Net Assets consist of:
Paid in capital		$14,986,865,164
Undistributed net investment income		108,605,158
Accumulated undistributed net realized gain (loss) on investments		154,183,240
Net unrealized appreciation (depreciation) on investments		591,462,420
Net Assets, for 1,168,698,199 shares outstanding		$15,841,115,982
Net Asset Value, offering price and redemption price per share ($15,841,115,982 ÷ 1,168,698,199 shares)		$13.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$113,605,986
Expenses
Transfer agent fees	$3,987,573
Independent trustees' compensation	35,906
Total expenses		4,023,479
Net investment income (loss)		109,582,507
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	40,116,971
Capital gain distributions from underlying funds	140,524,313
Total net realized gain (loss)		180,641,284
Change in net unrealized appreciation (depreciation) on underlying funds		(1,204,059,530)
Net gain (loss)		(1,023,418,246)
Net increase (decrease) in net assets resulting from operations		$(913,835,739)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$109,582,507	$335,340,048
Net realized gain (loss)	180,641,284	457,664,789
Change in net unrealized appreciation (depreciation)	(1,204,059,530)	361,482,009
Net increase (decrease) in net assets resulting from operations	(913,835,739)	1,154,486,846
Distributions to shareholders from net investment income	(23,676,744)	(574,473,460)
Distributions to shareholders from net realized gain	(307,797,080)	(1,048,384,789)
Total distributions	(331,473,824)	(1,622,858,249)
Share transactions
Proceeds from sales of shares	2,161,547,256	4,701,441,140
Reinvestment of distributions	331,473,824	1,622,858,249
Cost of shares redeemed	(2,897,049,730)	(5,687,397,659)
Net increase (decrease) in net assets resulting from share transactions	(404,028,650)	636,901,730
Total increase (decrease) in net assets	(1,649,338,213)	168,530,327
Net Assets
Beginning of period	17,490,454,195	17,321,923,868
End of period (including undistributed net investment income of $108,605,158 and undistributed net investment income of $22,699,395, respectively)	$15,841,115,982	$17,490,454,195
Other Information Shares
Sold	150,597,959	323,653,682
Issued in reinvestment of distributions	22,610,766	114,656,389
Redeemed	(201,045,061)	(391,258,780)
Net increase (decrease)	(27,836,336)	47,051,291

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2020 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.62	$15.07	$13.98	$13.42	$13.72	$12.37
Income from Investment Operations
Net investment income (loss)A	.09	.28	.22	.24	.25	.24
Net realized and unrealized gain (loss)	(.88)	.68	1.15	.82	.06	1.42
Total from investment operations	(.79)	.96	1.37	1.06	.31	1.66
Distributions from net investment income	(.02)	(.49)	(.03)	(.23)	(.21)	(.18)
Distributions from net realized gain	(.26)	(.91)	(.25)	(.27)	(.40)	(.13)
Total distributions	(.28)	(1.41)B	(.28)	(.50)	(.61)	(.31)
Net asset value, end of period	$13.55	$14.62	$15.07	$13.98	$13.42	$13.72
Total ReturnC	(5.55)%	6.84%	9.95%	8.17%	2.50%	13.62%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%F	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%F	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.29%F	1.92%	1.56%	1.78%	1.94%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$15,841,116	$17,490,454	$17,321,924	$16,051,941	$12,054,451	$6,632,569
Portfolio turnover rateD	16%F	21%	43%	23%	21%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.41 per share is comprised of distributions from net investment income of $.492 and distributions from net realized gain of $.914 per share.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.7	1.8
Fidelity Series 1000 Value Index Fund Class F	1.0	1.0
Fidelity Series All-Sector Equity Fund Class F	5.7	5.8
Fidelity Series Blue Chip Growth Fund Class F	4.0	4.6
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Fidelity Series Equity-Income Fund Class F	7.4	7.5
Fidelity Series Growth & Income Fund Class F	5.7	5.7
Fidelity Series Growth Company Fund Class F	6.6	6.6
Fidelity Series Intrinsic Opportunities Fund Class F	3.9	3.8
Fidelity Series Opportunistic Insights Fund Class F	3.7	3.7
Fidelity Series Real Estate Equity Fund Class F	0.7	0.7
Fidelity Series Small Cap Discovery Fund Class F	1.0	1.0
Fidelity Series Small Cap Opportunities Fund Class F	3.0	3.0
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.8	5.0
	50.0	51.0
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	6.6	6.4
Fidelity Series International Growth Fund Class F	6.6	6.8
Fidelity Series International Small Cap Fund Class F	1.5	1.6
Fidelity Series International Value Fund Class F	6.6	6.7
	21.3	21.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series High Income Fund Class F	3.3	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Investment Grade Bond Fund Class F	20.0	19.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	24.9	24.7

Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	2.7	1.7
Fidelity Series Short-Term Credit Fund Class F	1.1	1.1
	3.8	2.8
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.0%
International Equity Funds	21.3%
Bond Funds	24.9%
Short-Term Funds	3.8%

Six months ago
Domestic Equity Funds	51.0%
International Equity Funds	21.5%
Bond Funds	24.7%
Short-Term Funds	2.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2025 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.0%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	16,914,294	$213,965,814
Fidelity Series 1000 Value Index Fund Class F (a)	11,719,728	120,361,602
Fidelity Series All-Sector Equity Fund Class F (a)	53,528,730	693,197,057
Fidelity Series Blue Chip Growth Fund Class F (a)	45,332,967	488,236,058
Fidelity Series Commodity Strategy Fund Class F (a)(b)	17,012,784	93,910,569
Fidelity Series Equity-Income Fund Class F (a)	78,623,553	902,598,392
Fidelity Series Growth & Income Fund Class F (a)	57,515,191	691,907,749
Fidelity Series Growth Company Fund Class F (a)	67,639,327	800,849,637
Fidelity Series Intrinsic Opportunities Fund Class F (a)	34,179,801	469,972,260
Fidelity Series Opportunistic Insights Fund Class F (a)	30,352,332	452,249,743
Fidelity Series Real Estate Equity Fund Class F (a)	6,807,463	85,705,964
Fidelity Series Small Cap Discovery Fund Class F (a)	11,790,002	119,668,523
Fidelity Series Small Cap Opportunities Fund Class F (a)	30,472,822	360,188,751
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	50,216,861	588,039,446
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,622,372,373)		6,080,851,565

International Equity Funds - 21.3%
Fidelity Series Emerging Markets Fund Class F (a)	55,218,228	799,007,761
Fidelity Series International Growth Fund Class F (a)	59,445,956	801,331,486
Fidelity Series International Small Cap Fund Class F (a)	11,711,322	182,345,289
Fidelity Series International Value Fund Class F (a)	85,450,521	802,380,390
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,525,811,711)		2,585,064,926

Bond Funds - 24.9%
Fidelity Series Emerging Markets Debt Fund Class F (a)	7,942,415	72,911,371
Fidelity Series Floating Rate High Income Fund Class F (a)	3,396,824	32,133,951
Fidelity Series High Income Fund Class F (a)	44,503,297	399,194,571
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	3,208,323	30,960,316
Fidelity Series Investment Grade Bond Fund Class F (a)	215,104,716	2,426,381,200
Fidelity Series Real Estate Income Fund Class F (a)	5,656,901	61,151,098
TOTAL BOND FUNDS
(Cost $3,119,730,810)		3,022,732,507

Short-Term Funds - 3.8%
Fidelity Institutional Money Market Portfolio Class F 0.17% (a)(c)	326,683,925	326,683,925
Fidelity Series Short-Term Credit Fund Class F (a)	14,083,864	140,275,284
TOTAL SHORT-TERM FUNDS
(Cost $467,452,326)		466,959,209
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $11,735,367,220)		12,155,608,207
NET OTHER ASSETS (LIABILITIES) - 0.0%		154,598
NET ASSETS - 100%		$12,155,762,805

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$227,514,242	$137,085,042	$37,915,359	$220,962	$326,683,925
Fidelity Series 100 Index Fund Class F	227,702,715	17,424,930	20,704,148	--	213,965,814
Fidelity Series 1000 Value Index Fund Class F	129,748,733	10,379,886	9,141,572	--	120,361,602
Fidelity Series All-Sector Equity Fund Class F	743,295,885	64,243,824	52,163,544	--	693,197,057
Fidelity Series Blue Chip Growth Fund Class F	588,140,403	109,140,362	130,970,300	1,182,819	488,236,058
Fidelity Series Commodity Strategy Fund Class F	98,149,478	11,700,641	5,591,874	--	93,910,569
Fidelity Series Emerging Markets Debt Fund Class F	80,172,214	6,195,815	9,185,597	2,340,547	72,911,371
Fidelity Series Emerging Markets Fund Class F	823,628,539	144,116,360	38,074,167	--	799,007,761
Fidelity Series Equity-Income Fund Class F	965,779,195	94,633,970	69,873,349	11,180,797	902,598,392
Fidelity Series Floating Rate High Income Fund Class F	62,584,818	3,385,008	32,798,833	976,256	32,133,951
Fidelity Series Growth & Income Fund Class F	741,846,793	94,150,667	58,902,526	7,033,160	691,907,749
Fidelity Series Growth Company Fund Class F	858,241,086	1,267,904	9,004,227	--	800,849,637
Fidelity Series High Income Fund Class F	442,125,851	29,485,702	36,211,075	12,083,850	399,194,571
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,848,364	31,342,446	3,209,029	6,487	30,960,316
Fidelity Series International Growth Fund Class F	887,277,524	46,381,697	77,005,510	--	801,331,486
Fidelity Series International Small Cap Fund Class F	202,740,935	9,912,025	27,045,442	--	182,345,289
Fidelity Series International Value Fund Class F	871,724,264	63,182,419	69,967,470	--	802,380,390
Fidelity Series Intrinsic Opportunities Fund Class F	493,914,435	53,076,176	32,379,481	5,638,140	469,972,260
Fidelity Series Investment Grade Bond Fund Class F	2,537,545,120	224,989,080	272,282,670	32,038,551	2,426,381,200
Fidelity Series Opportunistic Insights Fund Class F	483,665,019	34,357,811	49,694,070	--	452,249,743
Fidelity Series Real Estate Equity Fund Class F	88,296,301	15,516,877	3,492,046	704,955	85,705,964
Fidelity Series Real Estate Income Fund Class F	61,789,506	5,430,068	3,334,495	1,553,170	61,151,098
Fidelity Series Short-Term Credit Fund Class F	138,433,736	28,793,122	26,301,949	893,882	140,275,284
Fidelity Series Small Cap Discovery Fund Class F	130,602,139	13,849,241	11,449,650	113,405	119,668,523
Fidelity Series Small Cap Opportunities Fund Class F	393,145,194	55,117,145	32,307,593	1,132,368	360,188,751
Fidelity Series Stock Selector Large Cap Value Fund Class F	650,765,165	58,487,693	59,128,239	--	588,039,446
Total	$12,931,677,654	$1,363,645,911	$1,178,134,215	$77,099,349	$12,155,608,207

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $11,735,367,220) — See accompanying schedule		$12,155,608,207
Receivable for investments sold		88,187,284
Receivable for fund shares sold		60,266,361
Total assets		12,304,061,852
Liabilities
Payable for investments purchased	$87,687,399
Payable for fund shares redeemed	60,130,584
Transfer agent fees payable	481,064
Total liabilities		148,299,047
Net Assets		$12,155,762,805
Net Assets consist of:
Paid in capital		$11,542,702,702
Undistributed net investment income		73,768,878
Accumulated undistributed net realized gain (loss) on investments		119,050,238
Net unrealized appreciation (depreciation) on investments		420,240,987
Net Assets, for 863,836,819 shares outstanding		$12,155,762,805
Net Asset Value, offering price and redemption price per share ($12,155,762,805 ÷ 863,836,819 shares)		$14.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$77,099,349
Expenses
Transfer agent fees	$3,016,410
Independent trustees' compensation	26,955
Total expenses		3,043,365
Net investment income (loss)		74,055,984
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	25,976,529
Capital gain distributions from underlying funds	120,838,807
Total net realized gain (loss)		146,815,336
Change in net unrealized appreciation (depreciation) on underlying funds		(987,557,676)
Net gain (loss)		(840,742,340)
Net increase (decrease) in net assets resulting from operations		$(766,686,356)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,055,984	$236,282,309
Net realized gain (loss)	146,815,336	339,140,710
Change in net unrealized appreciation (depreciation)	(987,557,676)	299,046,850
Net increase (decrease) in net assets resulting from operations	(766,686,356)	874,469,869
Distributions to shareholders from net investment income	(24,583,141)	(386,604,762)
Distributions to shareholders from net realized gain	(238,201,390)	(767,580,506)
Total distributions	(262,784,531)	(1,154,185,268)
Share transactions
Proceeds from sales of shares	1,889,021,861	3,970,707,652
Reinvestment of distributions	262,784,531	1,154,185,268
Cost of shares redeemed	(1,897,854,203)	(3,711,276,454)
Net increase (decrease) in net assets resulting from share transactions	253,952,189	1,413,616,466
Total increase (decrease) in net assets	(775,518,698)	1,133,901,067
Net Assets
Beginning of period	12,931,281,503	11,797,380,436
End of period (including undistributed net investment income of $73,768,878 and undistributed net investment income of $24,296,035, respectively)	$12,155,762,805	$12,931,281,503
Other Information Shares
Sold	125,872,177	262,338,074
Issued in reinvestment of distributions	17,108,368	78,489,870
Redeemed	(126,013,724)	(245,266,208)
Net increase (decrease)	16,966,821	95,561,736

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2025 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.27	$15.70	$14.30	$13.59	$13.99	$12.50
Income from Investment Operations
Net investment income (loss)A	.09	.29	.24	.26	.26	.25
Net realized and unrealized gain (loss)	(.98)	.78	1.47	.95	(.02)	1.57
Total from investment operations	(.89)	1.07	1.71	1.21	.24	1.82
Distributions from net investment income	(.03)	(.49)	(.03)	(.24)	(.21)	(.19)
Distributions from net realized gain	(.28)	(1.01)	(.28)	(.26)	(.43)	(.14)
Total distributions	(.31)	(1.50)	(.31)	(.50)	(.64)	(.33)
Net asset value, end of period	$14.07	$15.27	$15.70	$14.30	$13.59	$13.99
Total ReturnB	(6.00)%	7.35%	12.13%	9.17%	2.02%	14.72%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%E	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%E	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%E	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.15%E	1.91%	1.60%	1.89%	1.95%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$12,155,763	$12,931,282	$11,797,380	$9,887,703	$6,678,966	$3,454,146
Portfolio turnover rateC	18%E	20%	44%	23%	20%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.1	2.1
Fidelity Series 1000 Value Index Fund Class F	1.2	1.2
Fidelity Series All-Sector Equity Fund Class F	6.8	6.9
Fidelity Series Blue Chip Growth Fund Class F	4.8	5.4
Fidelity Series Commodity Strategy Fund Class F	0.8	0.7
Fidelity Series Equity-Income Fund Class F	8.9	8.9
Fidelity Series Growth & Income Fund Class F	6.8	6.8
Fidelity Series Growth Company Fund Class F	8.1	7.9
Fidelity Series Intrinsic Opportunities Fund Class F	4.7	4.6
Fidelity Series Opportunistic Insights Fund Class F	4.5	4.5
Fidelity Series Real Estate Equity Fund Class F	0.8	0.8
Fidelity Series Small Cap Discovery Fund Class F	1.2	1.2
Fidelity Series Small Cap Opportunities Fund Class F	3.5	3.7
Fidelity Series Stock Selector Large Cap Value Fund Class F	5.8	5.9
	60.0	60.6
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	7.4	7.3
Fidelity Series International Growth Fund Class F	8.1	8.3
Fidelity Series International Small Cap Fund Class F	1.8	1.9
Fidelity Series International Value Fund Class F	8.0	8.1
	25.3	25.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series High Income Fund Class F	3.3	3.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Investment Grade Bond Fund Class F	8.7	7.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	13.6	12.6

Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.8	0.7
Fidelity Series Short-Term Credit Fund Class F	0.3	0.5
	1.1	1.2
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.0%
International Equity Funds	25.3%
Bond Funds	13.6%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	60.6%
International Equity Funds	25.6%
Bond Funds	12.6%
Short-Term Funds	1.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2030 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.0%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	24,341,208	$307,916,287
Fidelity Series 1000 Value Index Fund Class F (a)	16,806,312	172,600,821
Fidelity Series All-Sector Equity Fund Class F (a)	76,724,541	993,582,809
Fidelity Series Blue Chip Growth Fund Class F (a)	64,979,524	699,829,470
Fidelity Series Commodity Strategy Fund Class F (a)(b)	20,370,634	112,445,899
Fidelity Series Equity-Income Fund Class F (a)	112,688,512	1,293,664,112
Fidelity Series Growth & Income Fund Class F (a)	82,438,155	991,731,005
Fidelity Series Growth Company Fund Class F (a)	99,093,983	1,173,272,764
Fidelity Series Intrinsic Opportunities Fund Class F (a)	49,772,716	684,374,844
Fidelity Series Opportunistic Insights Fund Class F (a)	43,512,786	648,340,511
Fidelity Series Real Estate Equity Fund Class F (a)	9,786,892	123,216,971
Fidelity Series Small Cap Discovery Fund Class F (a)	16,936,116	171,901,577
Fidelity Series Small Cap Opportunities Fund Class F (a)	43,676,510	516,256,350
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	71,977,579	842,857,455
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,092,471,160)		8,731,990,875

International Equity Funds - 25.3%
Fidelity Series Emerging Markets Fund Class F (a)	74,284,278	1,074,893,501
Fidelity Series International Growth Fund Class F (a)	87,161,895	1,174,942,338
Fidelity Series International Small Cap Fund Class F (a)	17,170,560	267,345,619
Fidelity Series International Value Fund Class F (a)	124,098,171	1,165,281,827
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,627,932,639)		3,682,463,285

Bond Funds - 13.6%
Fidelity Series Emerging Markets Debt Fund Class F (a)	10,000,507	91,804,658
Fidelity Series Floating Rate High Income Fund Class F (a)	4,125,732	39,029,423
Fidelity Series High Income Fund Class F (a)	54,163,316	485,844,947
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	3,072,001	29,644,808
Fidelity Series Investment Grade Bond Fund Class F (a)	111,723,248	1,260,238,239
Fidelity Series Real Estate Income Fund Class F (a)	6,883,717	74,412,980
TOTAL BOND FUNDS
(Cost $2,040,411,121)		1,980,975,055

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Class F 0.17% (a)(c)	109,188,114	109,188,114
Fidelity Series Short-Term Credit Fund Class F (a)	4,702,870	46,840,588
TOTAL SHORT-TERM FUNDS
(Cost $156,211,483)		156,028,702
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,917,026,403)		14,551,457,917
NET OTHER ASSETS (LIABILITIES) - 0.0%		(236,754)
NET ASSETS - 100%		$14,551,221,163

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$101,132,949	$55,271,345	$47,216,180	$92,156	$109,188,114
Fidelity Series 100 Index Fund Class F	334,925,739	17,412,214	29,329,312	--	307,916,287
Fidelity Series 1000 Value Index Fund Class F	190,827,792	10,878,198	13,736,448	--	172,600,821
Fidelity Series All-Sector Equity Fund Class F	1,097,889,628	64,912,814	78,993,264	--	993,582,809
Fidelity Series Blue Chip Growth Fund Class F	867,772,567	142,953,738	198,377,833	1,709,658	699,829,470
Fidelity Series Commodity Strategy Fund Class F	120,608,919	11,693,197	7,212,897	--	112,445,899
Fidelity Series Emerging Markets Debt Fund Class F	100,583,426	6,555,888	10,031,847	2,905,191	91,804,658
Fidelity Series Emerging Markets Fund Class F	1,170,249,013	156,843,364	70,369,075	--	1,074,893,501
Fidelity Series Equity-Income Fund Class F	1,423,716,716	105,917,666	108,230,871	16,468,160	1,293,664,112
Fidelity Series Floating Rate High Income Fund Class F	77,359,176	3,553,569	40,576,374	1,216,154	39,029,423
Fidelity Series Growth & Income Fund Class F	1,091,055,976	109,040,532	84,720,486	10,342,831	991,731,005
Fidelity Series Growth Company Fund Class F	1,263,606,579	--	17,800,660	--	1,173,272,764
Fidelity Series High Income Fund Class F	559,863,120	31,516,682	61,101,904	14,947,028	485,844,947
Fidelity Series Inflation-Protected Bond Index Fund Class F	589,685	29,805,409	736,967	5,025	29,644,808
Fidelity Series International Growth Fund Class F	1,326,174,819	50,135,078	120,012,298	--	1,174,942,338
Fidelity Series International Small Cap Fund Class F	303,835,097	11,526,955	43,326,856	--	267,345,619
Fidelity Series International Value Fund Class F	1,304,986,197	59,057,574	106,855,295	--	1,165,281,827
Fidelity Series Intrinsic Opportunities Fund Class F	729,665,054	68,702,328	48,960,407	8,219,087	684,374,844
Fidelity Series Investment Grade Bond Fund Class F	1,199,307,725	229,118,964	137,637,488	15,832,148	1,260,238,239
Fidelity Series Opportunistic Insights Fund Class F	714,408,317	33,140,444	76,192,795	--	648,340,511
Fidelity Series Real Estate Equity Fund Class F	128,384,080	23,033,683	7,105,937	1,024,922	123,216,971
Fidelity Series Real Estate Income Fund Class F	76,566,379	5,897,078	4,698,271	1,905,395	74,412,980
Fidelity Series Short-Term Credit Fund Class F	84,961,005	2,774,331	40,572,904	426,845	46,840,588
Fidelity Series Small Cap Discovery Fund Class F	190,113,741	15,714,003	14,578,895	165,441	171,901,577
Fidelity Series Small Cap Opportunities Fund Class F	588,651,475	64,964,674	56,751,211	1,637,394	516,256,350
Fidelity Series Stock Selector Large Cap Value Fund Class F	951,701,595	63,008,314	81,450,272	--	842,857,455
Total	$15,998,936,769	$1,373,428,042	$1,506,576,747	$76,897,435	$14,551,457,917

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $13,917,026,403) — See accompanying schedule		$14,551,457,917
Receivable for investments sold		61,679,498
Receivable for fund shares sold		54,317,101
Total assets		14,667,454,516
Liabilities
Payable for investments purchased	$46,742,338
Payable for fund shares redeemed	68,912,225
Transfer agent fees payable	578,790
Total liabilities		116,233,353
Net Assets		$14,551,221,163
Net Assets consist of:
Paid in capital		$13,652,516,502
Undistributed net investment income		72,438,696
Accumulated undistributed net realized gain (loss) on investments		191,834,451
Net unrealized appreciation (depreciation) on investments		634,431,514
Net Assets, for 1,022,911,329 shares outstanding		$14,551,221,163
Net Asset Value, offering price and redemption price per share ($14,551,221,163 ÷ 1,022,911,329 shares)		$14.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$76,897,435
Expenses
Transfer agent fees	$3,691,714
Independent trustees' compensation	33,153
Total expenses		3,724,867
Net investment income (loss)		73,172,568
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	49,306,438
Capital gain distributions from underlying funds	174,708,970
Total net realized gain (loss)		224,015,408
Change in net unrealized appreciation (depreciation) on underlying funds		(1,363,636,589)
Net gain (loss)		(1,139,621,181)
Net increase (decrease) in net assets resulting from operations		$(1,066,448,613)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,172,568	$277,574,183
Net realized gain (loss)	224,015,408	503,413,127
Change in net unrealized appreciation (depreciation)	(1,363,636,589)	382,644,697
Net increase (decrease) in net assets resulting from operations	(1,066,448,613)	1,163,632,007
Distributions to shareholders from net investment income	(20,283,797)	(480,022,949)
Distributions to shareholders from net realized gain	(341,781,391)	(1,005,183,302)
Total distributions	(362,065,188)	(1,485,206,251)
Share transactions
Proceeds from sales of shares	1,985,885,726	4,382,287,362
Reinvestment of distributions	362,065,188	1,485,206,251
Cost of shares redeemed	(2,366,590,896)	(4,473,783,934)
Net increase (decrease) in net assets resulting from share transactions	(18,639,982)	1,393,709,679
Total increase (decrease) in net assets	(1,447,153,783)	1,072,135,435
Net Assets
Beginning of period	15,998,374,946	14,926,239,511
End of period (including undistributed net investment income of $72,438,696 and undistributed net investment income of $19,549,925, respectively)	$14,551,221,163	$15,998,374,946
Other Information Shares
Sold	129,421,073	283,378,088
Issued in reinvestment of distributions	22,959,111	99,033,693
Redeemed	(153,387,380)	(289,083,944)
Net increase (decrease)	(1,007,196)	93,327,837

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2030 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.62	$16.04	$14.49	$13.75	$14.22	$12.67
Income from Investment Operations
Net investment income (loss)A	.07	.28	.24	.27	.26	.25
Net realized and unrealized gain (loss)	(1.10)	.87	1.64	.99	(.07)	1.62
Total from investment operations	(1.03)	1.15	1.88	1.26	.19	1.87
Distributions from net investment income	(.02)	(.50)	(.03)	(.25)	(.22)	(.18)
Distributions from net realized gain	(.34)	(1.07)	(.30)	(.26)	(.44)	(.14)
Total distributions	(.36)	(1.57)	(.33)	(.52)B	(.66)	(.32)
Net asset value, end of period	$14.23	$15.62	$16.04	$14.49	$13.75	$14.22
Total ReturnC	(6.84)%	7.78%	13.20%	9.46%	1.62%	14.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%F	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%F	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	.93%F	1.80%	1.58%	1.94%	1.99%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$14,551,221	$15,998,375	$14,926,240	$12,937,662	$9,206,764	$4,890,405
Portfolio turnover rateD	18%F	19%	56%	25%	19%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.52 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.264 per share.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	2.2
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.5	7.4
Fidelity Series Blue Chip Growth Fund Class F	5.3	5.9
Fidelity Series Commodity Strategy Fund Class F	0.8	0.7
Fidelity Series Equity-Income Fund Class F	9.7	9.7
Fidelity Series Growth & Income Fund Class F	7.4	7.4
Fidelity Series Growth Company Fund Class F	8.8	8.5
Fidelity Series Intrinsic Opportunities Fund Class F	5.2	4.9
Fidelity Series Opportunistic Insights Fund Class F	4.9	4.8
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.3
Fidelity Series Small Cap Opportunities Fund Class F	3.9	4.0
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.3	6.4
	65.6	65.4
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	7.9	7.8
Fidelity Series International Growth Fund Class F	8.9	9.0
Fidelity Series International Small Cap Fund Class F	2.0	2.1
Fidelity Series International Value Fund Class F	8.9	8.8
	27.7	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series High Income Fund Class F	3.4	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Investment Grade Bond Fund Class F	0.7	0.6
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.7	5.6

Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.7
Fidelity Series Short-Term Credit Fund Class F	0.3	0.6
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.4%
International Equity Funds	27.7%
Bond Funds	5.6%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2035 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	17,088,574	$216,170,464
Fidelity Series 1000 Value Index Fund Class F (a)	11,824,326	121,435,823
Fidelity Series All-Sector Equity Fund Class F (a)	53,844,931	697,291,852
Fidelity Series Blue Chip Growth Fund Class F (a)	45,607,451	491,192,252
Fidelity Series Commodity Strategy Fund Class F (a)(b)	13,081,909	72,212,136
Fidelity Series Equity-Income Fund Class F (a)	79,163,757	908,799,932
Fidelity Series Growth & Income Fund Class F (a)	57,853,549	695,978,200
Fidelity Series Growth Company Fund Class F (a)	69,688,851	825,115,996
Fidelity Series Intrinsic Opportunities Fund Class F (a)	35,291,018	485,251,497
Fidelity Series Opportunistic Insights Fund Class F (a)	30,593,730	455,846,582
Fidelity Series Real Estate Equity Fund Class F (a)	6,640,970	83,609,811
Fidelity Series Small Cap Discovery Fund Class F (a)	11,952,914	121,322,077
Fidelity Series Small Cap Opportunities Fund Class F (a)	30,651,079	362,295,751
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	50,512,143	591,497,195
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,746,960,428)		6,128,019,568

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund Class F (a)	50,866,901	736,044,051
Fidelity Series International Growth Fund Class F (a)	61,908,394	834,525,158
Fidelity Series International Small Cap Fund Class F (a)	12,194,312	189,865,441
Fidelity Series International Value Fund Class F (a)	88,406,579	830,137,780
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,570,292,898)		2,590,572,430

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund Class F (a)	6,427,104	59,000,819
Fidelity Series Floating Rate High Income Fund Class F (a)	2,671,042	25,268,058
Fidelity Series High Income Fund Class F (a)	35,004,305	313,988,614
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	1,963,021	18,943,152
Fidelity Series Investment Grade Bond Fund Class F (a)	6,121,232	69,047,499
Fidelity Series Real Estate Income Fund Class F (a)	4,454,926	48,157,746
TOTAL BOND FUNDS
(Cost $570,171,995)		534,405,888

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.17% (a)(c)	67,480,529	67,480,529
Fidelity Series Short-Term Credit Fund Class F (a)	2,906,484	28,948,577
TOTAL SHORT-TERM FUNDS
(Cost $96,541,010)		96,429,106
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,983,966,331)		9,349,426,992
NET OTHER ASSETS (LIABILITIES) - 0.0%		(134,972)
NET ASSETS - 100%		$9,349,292,020

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$68,512,980	$29,848,450	$30,880,901	$61,583	$67,480,529
Fidelity Series 100 Index Fund Class F	227,310,084	16,032,962	16,288,624	--	216,170,464
Fidelity Series 1000 Value Index Fund Class F	129,193,107	11,034,933	7,819,570	--	121,435,823
Fidelity Series All-Sector Equity Fund Class F	750,923,736	54,920,186	44,570,113	--	697,291,852
Fidelity Series Blue Chip Growth Fund Class F	594,806,534	94,461,721	118,215,739	1,208,185	491,192,252
Fidelity Series Commodity Strategy Fund Class F	76,164,598	8,330,285	4,098,841	--	72,212,136
Fidelity Series Emerging Markets Debt Fund Class F	62,892,454	5,199,081	5,674,090	1,848,015	59,000,819
Fidelity Series Emerging Markets Fund Class F	787,102,310	122,561,302	47,083,214	--	736,044,051
Fidelity Series Equity-Income Fund Class F	979,461,841	89,484,571	69,761,461	11,395,326	908,799,932
Fidelity Series Floating Rate High Income Fund Class F	48,786,936	2,801,768	25,445,277	782,747	25,268,058
Fidelity Series Growth & Income Fund Class F	746,266,999	89,009,076	51,610,211	7,137,159	695,978,200
Fidelity Series Growth Company Fund Class F	861,221,285	16,982,374	769,062	--	825,115,996
Fidelity Series High Income Fund Class F	350,389,153	27,141,042	34,947,115	9,527,084	313,988,614
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	19,126,575	177,936	3,063	18,943,152
Fidelity Series International Growth Fund Class F	909,748,102	50,074,092	66,742,077	--	834,525,158
Fidelity Series International Small Cap Fund Class F	209,133,309	11,401,791	26,905,966	--	189,865,441
Fidelity Series International Value Fund Class F	895,999,915	54,895,097	54,457,418	--	830,137,780
Fidelity Series Intrinsic Opportunities Fund Class F	498,992,875	60,166,512	27,493,112	5,811,867	485,251,497
Fidelity Series Investment Grade Bond Fund Class F	61,556,313	42,555,292	33,587,705	877,702	69,047,499
Fidelity Series Opportunistic Insights Fund Class F	488,634,803	32,160,992	48,468,335	--	455,846,582
Fidelity Series Real Estate Equity Fund Class F	87,279,453	19,135,634	8,020,668	721,542	83,609,811
Fidelity Series Real Estate Income Fund Class F	48,307,293	4,710,036	2,704,172	1,225,747	48,157,746
Fidelity Series Short-Term Credit Fund Class F	58,663,906	2,389,666	31,892,066	275,375	28,948,577
Fidelity Series Small Cap Discovery Fund Class F	130,457,715	13,665,658	9,078,545	114,576	121,322,077
Fidelity Series Small Cap Opportunities Fund Class F	403,363,106	49,483,483	33,451,931	1,155,246	362,295,751
Fidelity Series Stock Selector Large Cap Value Fund Class F	650,654,761	48,493,981	43,601,535	--	591,497,195
Total	$10,125,823,568	$976,066,560	$843,745,684	$42,145,217	$9,349,426,992

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $8,983,966,331) — See accompanying schedule		$9,349,426,992
Receivable for investments sold		55,876,052
Receivable for fund shares sold		40,168,697
Total assets		9,445,471,741
Liabilities
Payable for investments purchased	$7,762,709
Payable for fund shares redeemed	88,043,659
Transfer agent fees payable	373,353
Total liabilities		96,179,721
Net Assets		$9,349,292,020
Net Assets consist of:
Paid in capital		$8,828,887,884
Undistributed net investment income		39,287,428
Accumulated undistributed net realized gain (loss) on investments		115,656,047
Net unrealized appreciation (depreciation) on investments		365,460,661
Net Assets, for 641,606,902 shares outstanding		$9,349,292,020
Net Asset Value, offering price and redemption price per share ($9,349,292,020 ÷ 641,606,902 shares)		$14.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$42,145,217
Expenses
Transfer agent fees	$2,369,499
Independent trustees' compensation	21,199
Total expenses		2,390,698
Net investment income (loss)		39,754,519
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	16,712,585
Capital gain distributions from underlying funds	123,117,502
Total net realized gain (loss)		139,830,087
Change in net unrealized appreciation (depreciation) on underlying funds		(925,430,042)
Net gain (loss)		(785,599,955)
Net increase (decrease) in net assets resulting from operations		$(745,845,436)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,754,519	$166,918,882
Net realized gain (loss)	139,830,087	321,899,417
Change in net unrealized appreciation (depreciation)	(925,430,042)	253,821,907
Net increase (decrease) in net assets resulting from operations	(745,845,436)	742,640,206
Distributions to shareholders from net investment income	(8,791,875)	(282,220,773)
Distributions to shareholders from net realized gain	(224,192,497)	(663,806,908)
Total distributions	(232,984,372)	(946,027,681)
Share transactions
Proceeds from sales of shares	1,487,564,333	3,172,959,264
Reinvestment of distributions	232,984,372	946,027,681
Cost of shares redeemed	(1,517,897,221)	(2,873,209,328)
Net increase (decrease) in net assets resulting from share transactions	202,651,484	1,245,777,617
Total increase (decrease) in net assets	(776,178,324)	1,042,390,142
Net Assets
Beginning of period	10,125,470,344	9,083,080,202
End of period (including undistributed net investment income of $39,287,428 and undistributed net investment income of $8,324,784, respectively)	$9,349,292,020	$10,125,470,344
Other Information Shares
Sold	93,991,013	199,345,062
Issued in reinvestment of distributions	14,302,294	61,384,971
Redeemed	(95,670,945)	(180,515,961)
Net increase (decrease)	12,622,362	80,214,072

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2035 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.10	$16.55	$14.75	$13.88	$14.46	$12.78
Income from Investment Operations
Net investment income (loss)A	.06	.28	.23	.26	.24	.23
Net realized and unrealized gain (loss)	(1.22)	.95	1.92	1.09	(.17)	1.76
Total from investment operations	(1.16)	1.23	2.15	1.35	.07	1.99
Distributions from net investment income	(.01)	(.48)	(.02)	(.24)	(.20)	(.18)
Distributions from net realized gain	(.36)	(1.19)	(.32)	(.23)	(.45)	(.13)
Total distributions	(.37)	(1.68)B	(.35)C	(.48)D	(.65)	(.31)
Net asset value, end of period	$14.57	$16.10	$16.55	$14.75	$13.88	$14.46
Total ReturnE	(7.44)%	8.08%	14.83%	10.01%	.78%	15.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%H	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	.79%H	1.75%	1.50%	1.90%	1.81%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$9,349,292	$10,125,470	$9,083,080	$7,329,244	$4,783,034	$2,321,903
Portfolio turnover rateF	17%H	19%	50%	26%	17%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.68 per share is comprised of distributions from net investment income of $.484 and distributions from net realized gain of $1.191 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.323 per share.

 D Total distributions of $.48 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.232 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	2.2
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.5	7.4
Fidelity Series Blue Chip Growth Fund Class F	5.3	5.9
Fidelity Series Commodity Strategy Fund Class F	0.8	0.7
Fidelity Series Equity-Income Fund Class F	9.7	9.7
Fidelity Series Growth & Income Fund Class F	7.4	7.4
Fidelity Series Growth Company Fund Class F	8.8	8.5
Fidelity Series Intrinsic Opportunities Fund Class F	5.2	4.9
Fidelity Series Opportunistic Insights Fund Class F	4.9	4.8
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.3
Fidelity Series Small Cap Opportunities Fund Class F	3.9	4.0
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.3	6.4
	65.6	65.4
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	7.9	7.8
Fidelity Series International Growth Fund Class F	8.9	9.0
Fidelity Series International Small Cap Fund Class F	2.0	2.1
Fidelity Series International Value Fund Class F	8.9	8.8
	27.7	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series High Income Fund Class F	3.4	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Investment Grade Bond Fund Class F	0.7	0.6
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.7	5.6

Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.7
Fidelity Series Short-Term Credit Fund Class F	0.3	0.6
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.4%
International Equity Funds	27.7%
Bond Funds	5.6%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2040 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	18,173,930	$229,900,215
Fidelity Series 1000 Value Index Fund Class F (a)	12,560,679	128,998,175
Fidelity Series All-Sector Equity Fund Class F (a)	57,376,870	743,030,470
Fidelity Series Blue Chip Growth Fund Class F (a)	48,598,067	523,401,179
Fidelity Series Commodity Strategy Fund Class F (a)(b)	13,942,292	76,961,453
Fidelity Series Equity-Income Fund Class F (a)	84,318,354	967,974,708
Fidelity Series Growth & Income Fund Class F (a)	61,648,997	741,637,430
Fidelity Series Growth Company Fund Class F (a)	74,417,879	881,107,683
Fidelity Series Intrinsic Opportunities Fund Class F (a)	37,519,631	515,894,920
Fidelity Series Opportunistic Insights Fund Class F (a)	32,570,561	485,301,356
Fidelity Series Real Estate Equity Fund Class F (a)	7,042,015	88,658,965
Fidelity Series Small Cap Discovery Fund Class F (a)	12,693,446	128,838,474
Fidelity Series Small Cap Opportunities Fund Class F (a)	32,661,643	386,060,615
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	53,825,439	630,295,892
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,076,410,948)		6,528,061,535

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund Class F (a)	54,178,236	783,959,081
Fidelity Series International Growth Fund Class F (a)	65,949,522	888,999,557
Fidelity Series International Small Cap Fund Class F (a)	12,990,692	202,265,082
Fidelity Series International Value Fund Class F (a)	94,173,356	884,287,813
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,721,138,711)		2,759,511,533

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund Class F (a)	6,835,635	62,751,125
Fidelity Series Floating Rate High Income Fund Class F (a)	2,861,405	27,068,893
Fidelity Series High Income Fund Class F (a)	37,305,329	334,628,801
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	2,079,184	20,064,130
Fidelity Series Investment Grade Bond Fund Class F (a)	6,521,800	73,565,905
Fidelity Series Real Estate Income Fund Class F (a)	4,746,531	51,310,003
TOTAL BOND FUNDS
(Cost $607,070,282)		569,388,857

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.17% (a)(c)	71,888,357	71,888,357
Fidelity Series Short-Term Credit Fund Class F (a)	3,096,318	30,839,324
TOTAL SHORT-TERM FUNDS
(Cost $102,847,285)		102,727,681
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,507,467,226)		9,959,689,606
NET OTHER ASSETS (LIABILITIES) - 0.0%		(294,237)
NET ASSETS - 100%		$9,959,395,369

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$75,528,852	$29,965,124	$33,605,619	$66,525	$71,888,357
Fidelity Series 100 Index Fund Class F	246,009,880	14,710,618	19,319,428	--	229,900,215
Fidelity Series 1000 Value Index Fund Class F	139,569,989	10,517,461	9,467,862	--	128,998,175
Fidelity Series All-Sector Equity Fund Class F	810,215,975	52,477,076	51,636,670	--	743,030,470
Fidelity Series Blue Chip Growth Fund Class F	641,931,656	96,053,456	129,737,920	1,286,087	523,401,179
Fidelity Series Commodity Strategy Fund Class F	82,198,443	8,416,702	4,927,788	--	76,961,453
Fidelity Series Emerging Markets Debt Fund Class F	67,896,580	5,063,155	6,569,546	1,979,080	62,751,125
Fidelity Series Emerging Markets Fund Class F	848,124,765	124,335,223	53,782,595	--	783,959,081
Fidelity Series Equity-Income Fund Class F	1,056,564,474	88,450,684	80,862,971	12,252,635	967,974,708
Fidelity Series Floating Rate High Income Fund Class F	52,839,836	2,566,577	27,399,428	842,930	27,068,893
Fidelity Series Growth & Income Fund Class F	805,056,953	89,043,460	59,224,814	7,672,802	741,637,430
Fidelity Series Growth Company Fund Class F	927,803,511	9,962,622	1,158,911	--	881,107,683
Fidelity Series High Income Fund Class F	377,132,245	27,725,454	39,695,264	10,200,532	334,628,801
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	20,219,568	149,678	3,247	20,064,130
Fidelity Series International Growth Fund Class F	980,826,501	45,874,444	75,579,127	--	888,999,557
Fidelity Series International Small Cap Fund Class F	225,544,302	10,668,761	30,093,964	--	202,265,082
Fidelity Series International Value Fund Class F	965,887,301	52,106,951	63,406,340	--	884,287,813
Fidelity Series Intrinsic Opportunities Fund Class F	538,251,014	57,295,209	30,352,935	6,188,460	515,894,920
Fidelity Series Investment Grade Bond Fund Class F	65,860,431	45,584,445	36,298,602	935,412	73,565,905
Fidelity Series Opportunistic Insights Fund Class F	527,204,674	29,842,508	54,281,985	--	485,301,356
Fidelity Series Real Estate Equity Fund Class F	93,680,334	20,317,407	9,570,616	769,521	88,658,965
Fidelity Series Real Estate Income Fund Class F	52,259,577	4,615,055	3,262,537	1,308,902	51,310,003
Fidelity Series Short-Term Credit Fund Class F	64,631,579	2,346,089	35,903,958	299,811	30,839,324
Fidelity Series Small Cap Discovery Fund Class F	139,711,779	14,898,673	11,148,592	122,984	128,838,474
Fidelity Series Small Cap Opportunities Fund Class F	434,189,400	50,691,585	38,133,644	1,229,114	386,060,615
Fidelity Series Stock Selector Large Cap Value Fund Class F	701,543,585	45,568,006	48,622,644	--	630,295,892
Total	$10,920,463,636	$959,316,313	$954,193,438	$45,158,042	$9,959,689,606

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $9,507,467,226) — See accompanying schedule		$9,959,689,606
Receivable for investments sold		50,803,017
Receivable for fund shares sold		38,638,273
Total assets		10,049,130,896
Liabilities
Payable for investments purchased	$11,219,912
Payable for fund shares redeemed	78,118,038
Transfer agent fees payable	397,577
Total liabilities		89,735,527
Net Assets		$9,959,395,369
Net Assets consist of:
Paid in capital		$9,336,525,901
Undistributed net investment income		41,927,517
Accumulated undistributed net realized gain (loss) on investments		128,719,571
Net unrealized appreciation (depreciation) on investments		452,222,380
Net Assets, for 681,745,965 shares outstanding		$9,959,395,369
Net Asset Value, offering price and redemption price per share ($9,959,395,369 ÷ 681,745,965 shares)		$14.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$45,158,042
Expenses
Transfer agent fees	$2,536,308
Independent trustees' compensation	22,734
Total expenses		2,559,042
Net investment income (loss)		42,599,000
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	22,322,142
Capital gain distributions from underlying funds	131,122,979
Total net realized gain (loss)		153,445,121
Change in net unrealized appreciation (depreciation) on underlying funds		(988,219,053)
Net gain (loss)		(834,773,932)
Net increase (decrease) in net assets resulting from operations		$(792,174,932)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,599,000	$180,539,131
Net realized gain (loss)	153,445,121	352,942,408
Change in net unrealized appreciation (depreciation)	(988,219,053)	273,552,016
Net increase (decrease) in net assets resulting from operations	(792,174,932)	807,033,555
Distributions to shareholders from net investment income	(9,406,743)	(305,708,534)
Distributions to shareholders from net realized gain	(243,088,493)	(747,971,170)
Total distributions	(252,495,236)	(1,053,679,704)
Share transactions
Proceeds from sales of shares	1,521,852,183	3,318,761,866
Reinvestment of distributions	252,495,236	1,053,679,704
Cost of shares redeemed	(1,690,365,998)	(3,098,738,545)
Net increase (decrease) in net assets resulting from share transactions	83,981,421	1,273,703,025
Total increase (decrease) in net assets	(960,688,747)	1,027,056,876
Net Assets
Beginning of period	10,920,084,116	9,893,027,240
End of period (including undistributed net investment income of $41,927,517 and undistributed net investment income of $8,735,260, respectively)	$9,959,395,369	$10,920,084,116
Other Information Shares
Sold	95,911,992	207,805,569
Issued in reinvestment of distributions	15,462,067	68,178,497
Redeemed	(106,103,039)	(193,823,770)
Net increase (decrease)	5,271,020	82,160,296

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2040 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.14	$16.65	$14.80	$13.93	$14.55	$12.85
Income from Investment Operations
Net investment income (loss)A	.06	.28	.23	.26	.24	.24
Net realized and unrealized gain (loss)	(1.21)	.94	1.98	1.09	(.19)	1.77
Total from investment operations	(1.15)	1.22	2.21	1.35	.05	2.01
Distributions from net investment income	(.01)	(.49)	(.02)	(.25)	(.20)	(.18)
Distributions from net realized gain	(.36)	(1.24)	(.33)	(.24)	(.47)	(.13)
Total distributions	(.38)B	(1.73)	(.36)C	(.48)D	(.67)	(.31)
Net asset value, end of period	$14.61	$16.14	$16.65	$14.80	$13.93	$14.55
Total ReturnE	(7.40)%	8.01%	15.20%	10.04%	.67%	15.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%H	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	.79%H	1.74%	1.47%	1.90%	1.82%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$9,959,395	$10,920,084	$9,893,027	$8,210,196	$5,609,633	$2,881,829
Portfolio turnover rateF	18%H	19%	50%	27%	18%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.362 per share.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.334 per share.

 D Total distributions of $.48 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.237 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	2.3
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.5	7.4
Fidelity Series Blue Chip Growth Fund Class F	5.3	5.8
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Fidelity Series Equity-Income Fund Class F	9.7	9.6
Fidelity Series Growth & Income Fund Class F	7.4	7.4
Fidelity Series Growth Company Fund Class F	8.8	8.5
Fidelity Series Intrinsic Opportunities Fund Class F	5.2	4.9
Fidelity Series Opportunistic Insights Fund Class F	4.9	4.8
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.3
Fidelity Series Small Cap Opportunities Fund Class F	3.9	4.0
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.3	6.4
	65.6	65.4
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	7.9	7.8
Fidelity Series International Growth Fund Class F	8.9	9.0
Fidelity Series International Small Cap Fund Class F	2.0	2.1
Fidelity Series International Value Fund Class F	8.9	8.8
	27.7	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series High Income Fund Class F	3.4	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Investment Grade Bond Fund Class F	0.7	0.6
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.7	5.6

Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.7
Fidelity Series Short-Term Credit Fund Class F	0.3	0.6
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.4%
International Equity Funds	27.7%
Bond Funds	5.6%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2045 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	10,382,258	$131,335,567
Fidelity Series 1000 Value Index Fund Class F (a)	7,170,601	73,642,075
Fidelity Series All-Sector Equity Fund Class F (a)	32,590,066	422,041,357
Fidelity Series Blue Chip Growth Fund Class F (a)	27,604,390	297,299,275
Fidelity Series Commodity Strategy Fund Class F (a)(b)	7,920,231	43,719,675
Fidelity Series Equity-Income Fund Class F (a)	47,976,591	550,771,270
Fidelity Series Growth & Income Fund Class F (a)	35,016,293	421,246,008
Fidelity Series Growth Company Fund Class F (a)	41,847,340	495,472,507
Fidelity Series Intrinsic Opportunities Fund Class F (a)	21,389,289	294,102,725
Fidelity Series Opportunistic Insights Fund Class F (a)	18,565,246	276,622,166
Fidelity Series Real Estate Equity Fund Class F (a)	4,076,682	51,325,422
Fidelity Series Small Cap Discovery Fund Class F (a)	7,278,877	73,880,602
Fidelity Series Small Cap Opportunities Fund Class F (a)	18,551,829	219,282,620
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	30,573,247	358,012,724
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,524,587,433)		3,708,753,993

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund Class F (a)	30,785,352	445,464,037
Fidelity Series International Growth Fund Class F (a)	37,467,636	505,063,732
Fidelity Series International Small Cap Fund Class F (a)	7,380,169	114,909,227
Fidelity Series International Value Fund Class F (a)	53,506,991	502,430,650
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,575,563,990)		1,567,867,646

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund Class F (a)	3,888,430	35,695,785
Fidelity Series Floating Rate High Income Fund Class F (a)	1,616,023	15,287,578
Fidelity Series High Income Fund Class F (a)	21,180,500	189,989,084
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	1,188,860	11,472,498
Fidelity Series Investment Grade Bond Fund Class F (a)	3,704,708	41,789,109
Fidelity Series Real Estate Income Fund Class F (a)	2,695,222	29,135,350
TOTAL BOND FUNDS
(Cost $344,722,277)		323,369,404

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.17% (a)(c)	40,840,237	40,840,237
Fidelity Series Short-Term Credit Fund Class F (a)	1,759,042	17,520,057
TOTAL SHORT-TERM FUNDS
(Cost $58,428,034)		58,360,294
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,503,301,734)		5,658,351,337
NET OTHER ASSETS (LIABILITIES) - 0.0%		(149,767)
NET ASSETS - 100%		$5,658,201,570

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$40,185,919	$18,889,988	$18,235,670	$36,694	$40,840,237
Fidelity Series 100 Index Fund Class F	134,364,716	12,898,621	9,311,067	--	131,335,567
Fidelity Series 1000 Value Index Fund Class F	76,370,087	7,702,631	3,801,355	--	73,642,075
Fidelity Series All-Sector Equity Fund Class F	442,596,515	42,484,532	24,354,285	--	422,041,357
Fidelity Series Blue Chip Growth Fund Class F	347,725,411	64,305,581	66,293,163	730,223	297,299,275
Fidelity Series Commodity Strategy Fund Class F	44,947,143	5,982,456	2,266,682	--	43,719,675
Fidelity Series Emerging Markets Debt Fund Class F	37,075,862	3,818,405	3,135,019	1,103,947	35,695,785
Fidelity Series Emerging Markets Fund Class F	463,603,778	83,670,671	25,490,896	--	445,464,037
Fidelity Series Equity-Income Fund Class F	575,271,601	67,582,791	37,445,064	6,747,322	550,771,270
Fidelity Series Floating Rate High Income Fund Class F	28,839,171	2,118,078	15,141,003	467,312	15,287,578
Fidelity Series Growth & Income Fund Class F	439,351,183	62,639,928	27,690,159	4,235,152	421,246,008
Fidelity Series Growth Company Fund Class F	506,286,818	20,960,227	--	--	495,472,507
Fidelity Series High Income Fund Class F	206,270,511	19,074,498	18,148,361	5,683,562	189,989,084
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	11,581,598	105,841	1,851	11,472,498
Fidelity Series International Growth Fund Class F	536,598,443	40,287,648	36,245,558	--	505,063,732
Fidelity Series International Small Cap Fund Class F	123,253,248	9,159,747	15,109,829	--	114,909,227
Fidelity Series International Value Fund Class F	528,439,860	43,896,324	29,547,053	--	502,430,650
Fidelity Series Intrinsic Opportunities Fund Class F	294,143,277	43,100,182	14,877,041	3,514,667	294,102,725
Fidelity Series Investment Grade Bond Fund Class F	36,180,564	26,082,193	19,594,326	524,696	41,789,109
Fidelity Series Opportunistic Insights Fund Class F	288,000,852	25,686,182	26,978,991	--	276,622,166
Fidelity Series Real Estate Equity Fund Class F	51,816,510	12,806,646	4,402,955	437,163	51,325,422
Fidelity Series Real Estate Income Fund Class F	28,442,017	3,521,837	1,537,651	733,958	29,135,350
Fidelity Series Short-Term Credit Fund Class F	34,213,249	1,752,128	18,319,289	163,206	17,520,057
Fidelity Series Small Cap Discovery Fund Class F	78,285,120	10,050,520	6,204,621	68,881	73,880,602
Fidelity Series Small Cap Opportunities Fund Class F	240,141,171	35,033,770	21,386,037	698,341	219,282,620
Fidelity Series Stock Selector Large Cap Value Fund Class F	384,178,458	38,727,766	26,204,848	--	358,012,724
Total	$5,966,581,484	$713,814,948	$471,826,764	$25,146,975	$5,658,351,337

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $5,503,301,734) — See accompanying schedule		$5,658,351,337
Receivable for investments sold		32,423,648
Receivable for fund shares sold		27,538,556
Total assets		5,718,313,541
Liabilities
Payable for investments purchased	$4,511,623
Payable for fund shares redeemed	55,374,806
Transfer agent fees payable	225,542
Total liabilities		60,111,971
Net Assets		$5,658,201,570
Net Assets consist of:
Paid in capital		$5,412,424,935
Undistributed net investment income		23,510,925
Accumulated undistributed net realized gain (loss) on investments		67,216,107
Net unrealized appreciation (depreciation) on investments		155,049,603
Net Assets, for 377,057,443 shares outstanding		$5,658,201,570
Net Asset Value, offering price and redemption price per share ($5,658,201,570 ÷ 377,057,443 shares)		$15.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$25,146,975
Expenses
Transfer agent fees	$1,415,172
Independent trustees' compensation	12,597
Total expenses		1,427,769
Net investment income (loss)		23,719,206
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	5,290,004
Capital gain distributions from underlying funds	74,354,047
Total net realized gain (loss)		79,644,051
Change in net unrealized appreciation (depreciation) on underlying funds		(555,508,340)
Net gain (loss)		(475,864,289)
Net increase (decrease) in net assets resulting from operations		$(452,145,083)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,719,206	$95,294,672
Net realized gain (loss)	79,644,051	183,327,088
Change in net unrealized appreciation (depreciation)	(555,508,340)	149,557,398
Net increase (decrease) in net assets resulting from operations	(452,145,083)	428,179,158
Distributions to shareholders from net investment income	(5,060,681)	(156,508,980)
Distributions to shareholders from net realized gain	(128,324,388)	(364,672,767)
Total distributions	(133,385,069)	(521,181,747)
Share transactions
Proceeds from sales of shares	1,080,597,626	2,148,367,254
Reinvestment of distributions	133,385,069	521,181,747
Cost of shares redeemed	(936,624,667)	(1,670,076,420)
Net increase (decrease) in net assets resulting from share transactions	277,358,028	999,472,581
Total increase (decrease) in net assets	(308,172,124)	906,469,992
Net Assets
Beginning of period	5,966,373,694	5,059,903,702
End of period (including undistributed net investment income of $23,510,925 and undistributed net investment income of $4,852,400, respectively)	$5,658,201,570	$5,966,373,694
Other Information Shares
Sold	66,303,298	131,342,013
Issued in reinvestment of distributions	7,949,051	32,858,503
Redeemed	(57,352,918)	(102,018,105)
Net increase (decrease)	16,899,431	62,182,411

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2045 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.57	$16.98	$15.02	$14.07	$14.68	$12.91
Income from Investment Operations
Net investment income (loss)A	.06	.28	.24	.28	.25	.25
Net realized and unrealized gain (loss)	(1.25)	.98	2.05	1.12	(.22)	1.81
Total from investment operations	(1.19)	1.26	2.29	1.40	.03	2.06
Distributions from net investment income	(.01)	(.48)	(.02)	(.25)	(.20)	(.18)
Distributions from net realized gain	(.36)	(1.19)	(.31)	(.20)	(.44)	(.11)
Total distributions	(.37)	(1.67)	(.33)	(.45)	(.64)	(.29)
Net asset value, end of period	$15.01	$16.57	$16.98	$15.02	$14.07	$14.68
Total ReturnB	(7.42)%	8.10%	15.52%	10.27%	.45%	16.12%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%E	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%E	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%E	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	.79%E	1.74%	1.49%	1.96%	1.85%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$5,658,202	$5,966,374	$5,059,904	$3,814,236	$2,254,813	$927,418
Portfolio turnover rateC	16%E	18%	47%	27%	14%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	2.3
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.5	7.4
Fidelity Series Blue Chip Growth Fund Class F	5.3	5.8
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Fidelity Series Equity-Income Fund Class F	9.8	9.6
Fidelity Series Growth & Income Fund Class F	7.4	7.4
Fidelity Series Growth Company Fund Class F	8.7	8.4
Fidelity Series Intrinsic Opportunities Fund Class F	5.2	4.9
Fidelity Series Opportunistic Insights Fund Class F	4.9	4.8
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.3
Fidelity Series Small Cap Opportunities Fund Class F	3.9	4.0
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.3	6.5
	65.6	65.4
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	7.9	7.8
Fidelity Series International Growth Fund Class F	8.9	9.0
Fidelity Series International Small Cap Fund Class F	2.0	2.1
Fidelity Series International Value Fund Class F	8.9	8.8
	27.7	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series High Income Fund Class F	3.4	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Investment Grade Bond Fund Class F	0.7	0.6
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.7	5.6

Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.7
Fidelity Series Short-Term Credit Fund Class F	0.3	0.6
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.4%
International Equity Funds	27.7%
Bond Funds	5.6%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2050 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	8,594,237	$108,717,093
Fidelity Series 1000 Value Index Fund Class F (a)	5,933,854	60,940,681
Fidelity Series All-Sector Equity Fund Class F (a)	26,966,464	349,215,710
Fidelity Series Blue Chip Growth Fund Class F (a)	22,840,299	245,990,024
Fidelity Series Commodity Strategy Fund Class F (a)(b)	6,549,190	36,151,527
Fidelity Series Equity-Income Fund Class F (a)	39,751,175	456,343,488
Fidelity Series Growth & Income Fund Class F (a)	28,974,104	348,558,470
Fidelity Series Growth Company Fund Class F (a)	34,401,261	407,310,929
Fidelity Series Intrinsic Opportunities Fund Class F (a)	17,617,875	242,245,782
Fidelity Series Opportunistic Insights Fund Class F (a)	15,388,339	229,286,255
Fidelity Series Real Estate Equity Fund Class F (a)	3,437,995	43,284,353
Fidelity Series Small Cap Discovery Fund Class F (a)	6,013,105	61,033,017
Fidelity Series Small Cap Opportunities Fund Class F (a)	15,350,671	181,444,935
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	25,302,500	296,292,272
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,935,383,747)		3,066,814,536

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund Class F (a)	25,451,994	368,290,360
Fidelity Series International Growth Fund Class F (a)	30,981,648	417,632,619
Fidelity Series International Small Cap Fund Class F (a)	6,102,975	95,023,322
Fidelity Series International Value Fund Class F (a)	44,243,634	415,447,727
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,311,823,968)		1,296,394,028

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund Class F (a)	3,209,144	29,459,941
Fidelity Series Floating Rate High Income Fund Class F (a)	1,336,022	12,638,771
Fidelity Series High Income Fund Class F (a)	17,517,058	157,128,013
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	977,912	9,436,847
Fidelity Series Investment Grade Bond Fund Class F (a)	3,064,394	34,566,363
Fidelity Series Real Estate Income Fund Class F (a)	2,228,253	24,087,413
TOTAL BOND FUNDS
(Cost $285,295,670)		267,317,348

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.17% (a)(c)	33,773,363	33,773,363
Fidelity Series Short-Term Credit Fund Class F (a)	1,454,640	14,488,213
TOTAL SHORT-TERM FUNDS
(Cost $48,317,691)		48,261,576
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,580,821,076)		4,678,787,488
NET OTHER ASSETS (LIABILITIES) - 0.0%		(103,378)
NET ASSETS - 100%		$4,678,684,110

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$32,968,210	$15,417,959	$14,612,806	$30,195	$33,773,363
Fidelity Series 100 Index Fund Class F	109,743,283	11,367,776	6,941,187	--	108,717,093
Fidelity Series 1000 Value Index Fund Class F	62,274,188	6,740,692	2,626,975	--	60,940,681
Fidelity Series All-Sector Equity Fund Class F	360,736,975	38,127,061	17,791,067	--	349,215,710
Fidelity Series Blue Chip Growth Fund Class F	282,645,207	54,926,098	51,658,482	600,644	245,990,024
Fidelity Series Commodity Strategy Fund Class F	36,593,031	5,306,777	1,665,258	--	36,151,527
Fidelity Series Emerging Markets Debt Fund Class F	30,155,303	3,338,264	2,331,028	904,886	29,459,941
Fidelity Series Emerging Markets Fund Class F	377,258,531	71,046,791	17,120,181	--	368,290,360
Fidelity Series Equity-Income Fund Class F	467,848,127	58,481,100	25,016,138	5,514,612	456,343,488
Fidelity Series Floating Rate High Income Fund Class F	23,463,275	1,879,125	12,268,060	382,834	12,638,771
Fidelity Series Growth & Income Fund Class F	357,942,022	54,008,200	19,782,771	3,465,356	348,558,470
Fidelity Series Growth Company Fund Class F	408,298,916	25,405,977	--	--	407,310,929
Fidelity Series High Income Fund Class F	167,841,727	16,595,027	13,133,160	4,661,917	157,128,013
Fidelity Series Inflation-Protected Bond Index Fund Class F	72,011	9,479,682	112,162	1,553	9,436,847
Fidelity Series International Growth Fund Class F	436,570,208	36,346,215	25,893,642	--	417,632,619
Fidelity Series International Small Cap Fund Class F	100,669,089	8,259,793	11,926,470	--	95,023,322
Fidelity Series International Value Fund Class F	429,984,715	40,455,726	21,598,820	--	415,447,727
Fidelity Series Intrinsic Opportunities Fund Class F	239,661,253	36,500,613	10,552,524	2,890,597	242,245,782
Fidelity Series Investment Grade Bond Fund Class F	29,157,370	22,667,566	16,535,202	428,008	34,566,363
Fidelity Series Opportunistic Insights Fund Class F	234,718,961	23,158,538	20,284,752	--	229,286,255
Fidelity Series Real Estate Equity Fund Class F	42,504,403	11,170,828	3,081,170	364,773	43,284,353
Fidelity Series Real Estate Income Fund Class F	23,142,731	3,041,628	1,038,992	601,147	24,087,413
Fidelity Series Short-Term Credit Fund Class F	27,548,384	1,572,406	14,528,676	133,560	14,488,213
Fidelity Series Small Cap Discovery Fund Class F	63,793,950	9,484,499	5,471,837	57,104	61,033,017
Fidelity Series Small Cap Opportunities Fund Class F	196,165,923	30,649,202	17,018,276	574,159	181,444,935
Fidelity Series Stock Selector Large Cap Value Fund Class F	313,563,460	34,957,863	20,384,283	--	296,292,272
Total	$4,855,321,253	$630,385,406	$353,373,919	$20,611,345	$4,678,787,488

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $4,580,821,076) — See accompanying schedule		$4,678,787,488
Receivable for investments sold		16,877,195
Receivable for fund shares sold		20,060,034
Total assets		4,715,724,717
Liabilities
Payable for investments purchased	$5,446,654
Payable for fund shares redeemed	31,408,294
Transfer agent fees payable	185,659
Total liabilities		37,040,607
Net Assets		$4,678,684,110
Net Assets consist of:
Paid in capital		$4,507,336,968
Undistributed net investment income		19,276,400
Accumulated undistributed net realized gain (loss) on investments		54,104,330
Net unrealized appreciation (depreciation) on investments		97,966,412
Net Assets, for 309,674,698 shares outstanding		$4,678,684,110
Net Asset Value, offering price and redemption price per share ($4,678,684,110 ÷ 309,674,698 shares)		$15.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$20,611,345
Expenses
Transfer agent fees	$1,161,171
Independent trustees' compensation	10,298
Total expenses		1,171,469
Net investment income (loss)		19,439,876
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	4,192,940
Capital gain distributions from underlying funds	61,118,324
Total net realized gain (loss)		65,311,264
Change in net unrealized appreciation (depreciation) on underlying funds		(457,738,194)
Net gain (loss)		(392,426,930)
Net increase (decrease) in net assets resulting from operations		$(372,987,054)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,439,876	$76,199,105
Net realized gain (loss)	65,311,264	144,961,532
Change in net unrealized appreciation (depreciation)	(457,738,194)	120,621,752
Net increase (decrease) in net assets resulting from operations	(372,987,054)	341,782,389
Distributions to shareholders from net investment income	(3,822,191)	(123,727,434)
Distributions to shareholders from net realized gain	(102,904,749)	(280,338,195)
Total distributions	(106,726,940)	(404,065,629)
Share transactions
Proceeds from sales of shares	984,018,913	1,934,879,948
Reinvestment of distributions	106,726,940	404,065,629
Cost of shares redeemed	(787,501,431)	(1,371,749,697)
Net increase (decrease) in net assets resulting from share transactions	303,244,422	967,195,880
Total increase (decrease) in net assets	(176,469,572)	904,912,640
Net Assets
Beginning of period	4,855,153,682	3,950,241,042
End of period (including undistributed net investment income of $19,276,400 and undistributed net investment income of $3,658,715, respectively)	$4,678,684,110	$4,855,153,682
Other Information Shares
Sold	59,964,631	117,558,771
Issued in reinvestment of distributions	6,318,943	25,322,033
Redeemed	(47,847,606)	(83,294,106)
Net increase (decrease)	18,435,968	59,586,698

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2050 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.67	$17.05	$15.07	$14.11	$14.77	$12.94
Income from Investment Operations
Net investment income (loss)A	.06	.29	.24	.27	.24	.24
Net realized and unrealized gain (loss)	(1.26)	.98	2.07	1.13	(.27)	1.86
Total from investment operations	(1.20)	1.27	2.31	1.40	(.03)	2.10
Distributions from net investment income	(.01)	(.48)	(.02)	(.25)	(.19)	(.17)
Distributions from net realized gain	(.35)	(1.17)	(.31)	(.20)	(.44)	(.11)
Total distributions	(.36)	(1.65)	(.33)	(.44)B	(.63)	(.27)C
Net asset value, end of period	$15.11	$16.67	$17.05	$15.07	$14.11	$14.77
Total ReturnD	(7.41)%	8.09%	15.60%	10.26%	.06%	16.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%G	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%G	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	.79%G	1.75%	1.49%	1.94%	1.78%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$4,678,684	$4,855,154	$3,950,241	$2,918,045	$1,705,495	$677,007
Portfolio turnover rateE	14%G	17%	48%	29%	14%	42%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.198 per share.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.106 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	2.3
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.5	7.4
Fidelity Series Blue Chip Growth Fund Class F	5.3	5.8
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Fidelity Series Equity-Income Fund Class F	9.8	9.7
Fidelity Series Growth & Income Fund Class F	7.5	7.4
Fidelity Series Growth Company Fund Class F	8.4	8.4
Fidelity Series Intrinsic Opportunities Fund Class F	5.2	4.9
Fidelity Series Opportunistic Insights Fund Class F	4.9	4.8
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.3
Fidelity Series Small Cap Opportunities Fund Class F	3.9	4.0
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.4	6.5
	65.5	65.5
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	8.0	7.7
Fidelity Series International Growth Fund Class F	8.9	9.0
Fidelity Series International Small Cap Fund Class F	2.0	2.0
Fidelity Series International Value Fund Class F	8.9	8.9
	27.8	27.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series High Income Fund Class F	3.4	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.1
Fidelity Series Investment Grade Bond Fund Class F	0.7	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.7	5.5

Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.8
Fidelity Series Short-Term Credit Fund Class F	0.3	0.6
	1.0	1.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.5%
International Equity Funds	27.8%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2055 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	1,964,355	$24,849,089
Fidelity Series 1000 Value Index Fund Class F (a)	1,359,113	13,958,093
Fidelity Series All-Sector Equity Fund Class F (a)	6,139,085	79,501,153
Fidelity Series Blue Chip Growth Fund Class F (a)	5,197,832	55,980,648
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,489,422	8,221,611
Fidelity Series Equity-Income Fund Class F (a)	9,082,846	104,271,071
Fidelity Series Growth & Income Fund Class F (a)	6,601,735	79,418,874
Fidelity Series Growth Company Fund Class F (a)	7,568,678	89,613,149
Fidelity Series Intrinsic Opportunities Fund Class F (a)	4,037,259	55,512,307
Fidelity Series Opportunistic Insights Fund Class F (a)	3,519,365	52,438,532
Fidelity Series Real Estate Equity Fund Class F (a)	799,681	10,067,987
Fidelity Series Small Cap Discovery Fund Class F (a)	1,372,830	13,934,222
Fidelity Series Small Cap Opportunities Fund Class F (a)	3,495,812	41,320,493
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	5,783,340	67,722,909
TOTAL DOMESTIC EQUITY FUNDS
(Cost $711,844,057)		696,810,138

International Equity Funds - 27.8%
Fidelity Series Emerging Markets Fund Class F (a)	5,836,602	84,455,633
Fidelity Series International Growth Fund Class F (a)	7,047,175	94,995,916
Fidelity Series International Small Cap Fund Class F (a)	1,388,251	21,615,062
Fidelity Series International Value Fund Class F (a)	10,070,930	94,566,034
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $318,016,670)		295,632,645

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund Class F (a)	737,384	6,769,186
Fidelity Series Floating Rate High Income Fund Class F (a)	303,397	2,870,132
Fidelity Series High Income Fund Class F (a)	3,971,566	35,624,944
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	231,781	2,236,690
Fidelity Series Investment Grade Bond Fund Class F (a)	697,140	7,863,743
Fidelity Series Real Estate Income Fund Class F (a)	503,469	5,442,503
TOTAL BOND FUNDS
(Cost $66,177,168)		60,807,198

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.17% (a)(c)	7,682,571	7,682,571
Fidelity Series Short-Term Credit Fund Class F (a)	330,887	3,295,634
TOTAL SHORT-TERM FUNDS
(Cost $10,990,236)		10,978,205
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,107,028,131)		1,064,228,186
NET OTHER ASSETS (LIABILITIES) - 0.0%		313,918
NET ASSETS - 100%		$1,064,542,104

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$7,780,101	$3,052,210	$3,149,740	$6,745	$7,682,571
Fidelity Series 100 Index Fund Class F	22,076,639	5,380,713	1,332,382	--	24,849,089
Fidelity Series 1000 Value Index Fund Class F	12,574,387	3,131,401	518,131	--	13,958,093
Fidelity Series All-Sector Equity Fund Class F	72,348,012	17,646,021	3,289,683	--	79,501,153
Fidelity Series Blue Chip Growth Fund Class F	56,160,751	19,005,380	10,067,551	134,996	55,980,648
Fidelity Series Commodity Strategy Fund Class F	7,598,824	2,162,787	622,249	--	8,221,611
Fidelity Series Emerging Markets Debt Fund Class F	5,513,325	1,887,257	238,868	190,471	6,769,186
Fidelity Series Emerging Markets Fund Class F	74,776,974	26,328,687	2,547,206	--	84,455,633
Fidelity Series Equity-Income Fund Class F	93,920,725	24,635,881	4,174,338	1,148,640	104,271,071
Fidelity Series Floating Rate High Income Fund Class F	4,640,111	763,933	2,435,557	80,909	2,870,132
Fidelity Series Growth & Income Fund Class F	72,045,256	21,142,888	3,916,025	722,970	79,418,874
Fidelity Series Growth Company Fund Class F	81,304,718	14,297,561	--	--	89,613,149
Fidelity Series High Income Fund Class F	32,792,039	7,621,600	1,651,125	990,863	35,624,944
Fidelity Series Inflation-Protected Bond Index Fund Class F	709,208	2,247,965	718,456	718	2,236,690
Fidelity Series International Growth Fund Class F	87,726,158	18,132,542	4,083,439	--	94,995,916
Fidelity Series International Small Cap Fund Class F	20,077,314	4,182,209	2,092,447	--	21,615,062
Fidelity Series International Value Fund Class F	86,418,742	19,424,519	3,518,145	--	94,566,034
Fidelity Series Intrinsic Opportunities Fund Class F	48,084,803	14,299,875	1,429,728	652,885	55,512,307
Fidelity Series Investment Grade Bond Fund Class F	5,399,515	7,337,792	4,723,899	86,555	7,863,743
Fidelity Series Opportunistic Insights Fund Class F	47,074,969	10,860,157	3,514,822	--	52,438,532
Fidelity Series Real Estate Equity Fund Class F	8,671,410	3,487,091	507,840	80,022	10,067,987
Fidelity Series Real Estate Income Fund Class F	4,639,636	1,186,724	154,535	130,415	5,442,503
Fidelity Series Short-Term Credit Fund Class F	5,540,036	687,426	2,908,805	28,438	3,295,634
Fidelity Series Small Cap Discovery Fund Class F	12,792,986	3,551,991	906,669	12,045	13,934,222
Fidelity Series Small Cap Opportunities Fund Class F	39,386,727	11,625,339	3,273,018	128,979	41,320,493
Fidelity Series Stock Selector Large Cap Value Fund Class F	63,241,001	16,262,053	4,622,724	--	67,722,909
Total	$973,294,367	$260,342,002	$66,397,382	$4,395,651	$1,064,228,186

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,107,028,131) — See accompanying schedule		$1,064,228,186
Receivable for investments sold		2,728,402
Receivable for fund shares sold		7,482,095
Total assets		1,074,438,683
Liabilities
Payable for investments purchased	$1,746,917
Payable for fund shares redeemed	8,107,931
Transfer agent fees payable	41,731
Total liabilities		9,896,579
Net Assets		$1,064,542,104
Net Assets consist of:
Paid in capital		$1,092,321,977
Undistributed net investment income		4,098,833
Accumulated undistributed net realized gain (loss) on investments		10,921,239
Net unrealized appreciation (depreciation) on investments		(42,799,945)
Net Assets, for 95,402,352 shares outstanding		$1,064,542,104
Net Asset Value, offering price and redemption price per share ($1,064,542,104 ÷ 95,402,352 shares)		$11.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,395,651
Expenses
Transfer agent fees	$248,855
Independent trustees' compensation	2,157
Total expenses		251,012
Net investment income (loss)		4,144,639
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(885,477)
Capital gain distributions from underlying funds	13,656,312
Total net realized gain (loss)		12,770,835
Change in net unrealized appreciation (depreciation) on underlying funds		(102,125,319)
Net gain (loss)		(89,354,484)
Net increase (decrease) in net assets resulting from operations		$(85,209,845)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,144,639	$13,162,787
Net realized gain (loss)	12,770,835	25,197,602
Change in net unrealized appreciation (depreciation)	(102,125,319)	20,564,211
Net increase (decrease) in net assets resulting from operations	(85,209,845)	58,924,600
Distributions to shareholders from net investment income	(745,700)	(17,897,594)
Distributions to shareholders from net realized gain	(18,145,348)	(29,749,905)
Total distributions	(18,891,048)	(47,647,499)
Share transactions
Proceeds from sales of shares	365,357,225	642,055,771
Reinvestment of distributions	18,891,048	47,647,499
Cost of shares redeemed	(188,866,645)	(277,019,718)
Net increase (decrease) in net assets resulting from share transactions	195,381,628	412,683,552
Total increase (decrease) in net assets	91,280,735	423,960,653
Net Assets
Beginning of period	973,261,369	549,300,716
End of period (including undistributed net investment income of $4,098,833 and undistributed net investment income of $699,894, respectively)	$1,064,542,104	$973,261,369
Other Information Shares
Sold	30,184,015	53,192,518
Issued in reinvestment of distributions	1,513,706	4,039,174
Redeemed	(15,585,543)	(22,933,630)
Net increase (decrease)	16,112,178	34,298,062

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2055 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.27	$12.21	$10.64	$9.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.21	.17	.22	.14
Net realized and unrealized gain (loss)	(.93)	.72	1.53	.79	(.11)
Total from investment operations	(.88)	.93	1.70	1.01	.03
Distributions from net investment income	(.01)	(.30)	(.01)	(.15)	(.10)
Distributions from net realized gain	(.22)	(.57)	(.12)	(.06)	(.08)
Total distributions	(.23)	(.87)	(.13)	(.21)	(.19)C
Net asset value, end of period	$11.16	$12.27	$12.21	$10.64	$9.84
Total ReturnD	(7.38)%	8.03%	16.15%	10.48%	.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.05%	.05%	.05%G
Expenses net of fee waivers, if any	.05%G	.05%	.05%	.05%	.05%G
Expenses net of all reductions	.05%G	.05%	.05%	.05%	.05%G
Net investment income (loss)	.78%G	1.78%	1.50%	2.17%	1.78%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,064,542	$973,261	$549,301	$208,573	$24,870
Portfolio turnover rateE	13%G	16%	45%	27%	7%G

 A For the period June 1, 2011 (commencement of operations) to March 31,2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.4	2.4
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.6	7.7
Fidelity Series Blue Chip Growth Fund Class F	5.3	6.0
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Fidelity Series Equity-Income Fund Class F	10.0	10.0
Fidelity Series Growth & Income Fund Class F	7.6	7.6
Fidelity Series Growth Company Fund Class F	7.4	6.4
Fidelity Series Intrinsic Opportunities Fund Class F	5.2	5.2
Fidelity Series Opportunistic Insights Fund Class F	5.0	5.0
Fidelity Series Real Estate Equity Fund Class F	1.0	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.4
Fidelity Series Small Cap Opportunities Fund Class F	4.0	4.1
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.5	6.7
	65.4	65.5
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	8.0	7.7
Fidelity Series International Growth Fund Class F	8.9	9.0
Fidelity Series International Small Cap Fund Class F	2.0	2.1
Fidelity Series International Value Fund Class F	9.0	8.9
	27.9	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series High Income Fund Class F	3.2	3.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.1
Fidelity Series Investment Grade Bond Fund Class F	0.8	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.6	5.4

Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.8	0.9
Fidelity Series Short-Term Credit Fund Class F	0.3	0.5
	1.1	1.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.4%
International Equity Funds	27.9%
Bond Funds	5.6%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.7%
Bond Funds	5.4%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2060 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	70,999	$898,135
Fidelity Series 1000 Value Index Fund Class F (a)	49,381	507,145
Fidelity Series All-Sector Equity Fund Class F (a)	222,286	2,878,598
Fidelity Series Blue Chip Growth Fund Class F (a)	187,772	2,022,309
Fidelity Series Commodity Strategy Fund Class F (a)(b)	53,186	293,588
Fidelity Series Equity-Income Fund Class F (a)	331,095	3,800,966
Fidelity Series Growth & Income Fund Class F (a)	240,500	2,893,220
Fidelity Series Growth Company Fund Class F (a)	239,438	2,834,950
Fidelity Series Intrinsic Opportunities Fund Class F (a)	144,283	1,983,891
Fidelity Series Opportunistic Insights Fund Class F (a)	128,240	1,910,774
Fidelity Series Real Estate Equity Fund Class F (a)	29,156	367,079
Fidelity Series Small Cap Discovery Fund Class F (a)	50,382	511,374
Fidelity Series Small Cap Opportunities Fund Class F (a)	129,931	1,535,787
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	210,611	2,466,249
TOTAL DOMESTIC EQUITY FUNDS
(Cost $27,157,935)		24,904,065

International Equity Funds - 27.9%
Fidelity Series Emerging Markets Fund Class F (a)	210,099	3,040,137
Fidelity Series International Growth Fund Class F (a)	252,036	3,397,443
Fidelity Series International Small Cap Fund Class F (a)	49,671	773,376
Fidelity Series International Value Fund Class F (a)	362,227	3,401,311
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,564,995)		10,612,267

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund Class F (a)	24,961	229,146
Fidelity Series Floating Rate High Income Fund Class F (a)	10,707	101,292
Fidelity Series High Income Fund Class F (a)	136,239	1,222,063
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	9,930	95,820
Fidelity Series Investment Grade Bond Fund Class F (a)	26,114	294,564
Fidelity Series Real Estate Income Fund Class F (a)	17,786	192,264
TOTAL BOND FUNDS
(Cost $2,241,264)		2,135,149

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Class F 0.17% (a)(c)	281,335	281,335
Fidelity Series Short-Term Credit Fund Class F (a)	12,487	124,367
TOTAL SHORT-TERM FUNDS
(Cost $405,963)		405,702
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $41,370,157)		38,057,183
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,349)
NET ASSETS - 100%		$38,055,834

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$74,288	$297,987	$90,940	$156	$281,335
Fidelity Series 100 Index Fund Class F	191,241	832,192	76,417	--	898,135
Fidelity Series 1000 Value Index Fund Class F	108,383	477,965	40,025	--	507,145
Fidelity Series All-Sector Equity Fund Class F	621,439	2,688,668	200,359	--	2,878,598
Fidelity Series Blue Chip Growth Fund Class F	486,459	2,410,601	554,101	4,456	2,022,309
Fidelity Series Commodity Strategy Fund Class F	63,430	265,044	8,054	--	293,588
Fidelity Series Emerging Markets Debt Fund Class F	45,326	206,239	10,733	4,124	229,146
Fidelity Series Emerging Markets Fund Class F	627,343	2,908,823	94,868	--	3,040,137
Fidelity Series Equity-Income Fund Class F	813,879	3,562,535	259,391	17,313	3,800,966
Fidelity Series Floating Rate High Income Fund Class F	39,573	107,609	42,837	1,636	101,292
Fidelity Series Growth & Income Fund Class F	620,700	2,769,124	181,665	11,229	2,893,220
Fidelity Series Growth Company Fund Class F	522,443	2,522,970	--	--	2,834,950
Fidelity Series High Income Fund Class F	264,831	1,101,267	55,817	21,517	1,222,063
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,464	100,349	11,941	18	95,820
Fidelity Series International Growth Fund Class F	728,661	2,964,452	48,168	--	3,397,443
Fidelity Series International Small Cap Fund Class F	167,981	666,255	25,111	--	773,376
Fidelity Series International Value Fund Class F	723,024	3,024,783	48,168	--	3,401,311
Fidelity Series Intrinsic Opportunities Fund Class F	424,913	1,873,842	113,553	21,470	1,983,891
Fidelity Series Investment Grade Bond Fund Class F	43,493	339,741	86,104	2,005	294,564
Fidelity Series Opportunistic Insights Fund Class F	409,138	1,764,073	179,455	--	1,910,774
Fidelity Series Real Estate Equity Fund Class F	74,247	362,491	30,590	2,187	367,079
Fidelity Series Real Estate Income Fund Class F	38,651	162,044	2,523	3,330	192,264
Fidelity Series Short-Term Credit Fund Class F	35,311	121,143	31,683	577	124,367
Fidelity Series Small Cap Discovery Fund Class F	109,607	487,729	42,660	216	511,374
Fidelity Series Small Cap Opportunities Fund Class F	331,301	1,531,309	113,507	4,354	1,535,787
Fidelity Series Stock Selector Large Cap Value Fund Class F	542,431	2,399,192	251,261	--	2,466,249
Total	$8,115,557	$35,948,427	$2,599,931	$94,588	$38,057,183

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $41,370,157) — See accompanying schedule		$38,057,183
Receivable for investments sold		34,927
Receivable for fund shares sold		562,870
Total assets		38,654,980
Liabilities
Payable for investments purchased	$472,113
Payable for fund shares redeemed	125,655
Transfer agent fees payable	1,378
Total liabilities		599,146
Net Assets		$38,055,834
Net Assets consist of:
Paid in capital		$40,942,663
Undistributed net investment income		88,488
Accumulated undistributed net realized gain (loss) on investments		337,657
Net unrealized appreciation (depreciation) on investments		(3,312,974)
Net Assets, for 3,947,708 shares outstanding		$38,055,834
Net Asset Value, offering price and redemption price per share ($38,055,834 ÷ 3,947,708 shares)		$9.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$94,588
Expenses
Transfer agent fees	$5,471
Independent trustees' compensation	37
Total expenses		5,508
Net investment income (loss)		89,080
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(89,393)
Capital gain distributions from underlying funds	429,690
Total net realized gain (loss)		340,297
Change in net unrealized appreciation (depreciation) on underlying funds		(3,317,478)
Net gain (loss)		(2,977,181)
Net increase (decrease) in net assets resulting from operations		$(2,888,101)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	For the period August 5, 2014 (commencement of operations) to March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,080	$4,341
Net realized gain (loss)	340,297	25,454
Change in net unrealized appreciation (depreciation)	(3,317,478)	4,504
Net increase (decrease) in net assets resulting from operations	(2,888,101)	34,299
Distributions to shareholders from net investment income	(2,949)	(1,984)
Distributions to shareholders from net realized gain	(26,537)	(1,557)
Total distributions	(29,486)	(3,541)
Share transactions
Proceeds from sales of shares	39,525,589	8,469,274
Reinvestment of distributions	29,486	3,541
Cost of shares redeemed	(6,697,069)	(388,158)
Net increase (decrease) in net assets resulting from share transactions	32,858,006	8,084,657
Total increase (decrease) in net assets	29,940,419	8,115,415
Net Assets
Beginning of period	8,115,415	–
End of period (including undistributed net investment income of $88,488 and undistributed net investment income of $2,357, respectively)	$38,055,834	$8,115,415
Other Information Shares
Sold	3,819,216	814,547
Issued in reinvestment of distributions	2,735	346
Redeemed	(652,025)	(37,111)
Net increase (decrease)	3,169,926	777,782

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2060 Fund

	Six months ended (Unaudited)	Year ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.05
Net realized and unrealized gain (loss)	(.81)	.55
Total from investment operations	(.77)	.60
Distributions from net investment income	–C	(.09)
Distributions from net realized gain	(.02)	(.07)
Total distributions	(.02)	(.17)D
Net asset value, end of period	$9.64	$10.43
Total ReturnE	(7.40)%	5.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%H
Expenses net of fee waivers, if any	.05%H	.05%H
Expenses net of all reductions	.05%H	.05%H
Net investment income (loss)	.76%H	.71%H
Supplemental Data
Net assets, end of period (000 omitted)	$38,056	$8,115
Portfolio turnover rateF	22%H	15%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.073 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2015

1. Organization.

Fidelity Freedom K Income Fund, Fidelity Freedom K 2005 Fund, Fidelity Freedom K 2010 Fund, Fidelity Freedom K 2015 Fund, Fidelity Freedom K 2020 Fund, Fidelity Freedom K 2025 Fund, Fidelity Freedom K 2030 Fund, Fidelity Freedom K 2035 Fund, Fidelity Freedom K 2040 Fund, Fidelity Freedom K 2045 Fund, Fidelity Freedom K 2050 Fund, Fidelity Freedom K 2055 Fund and Fidelity Freedom K 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Freedom K Income Fund	$1,738,290,622	$53,571,920	$(37,748,004)	$15,823,916
Fidelity Freedom K 2005 Fund	418,541,171	19,996,660	(10,457,295)	9,539,365
Fidelity Freedom K 2010 Fund	2,979,777,504	202,702,757	(70,142,433)	132,560,324
Fidelity Freedom K 2015 Fund	5,538,310,943	388,245,748	(159,979,374)	228,266,374
Fidelity Freedom K 2020 Fund	15,273,521,712	1,063,049,448	(495,995,900)	567,053,548
Fidelity Freedom K 2025 Fund	11,761,242,027	817,889,745	(423,523,565)	394,366,180
Fidelity Freedom K 2030 Fund	13,948,819,660	1,145,613,637	(542,975,380)	602,638,257
Fidelity Freedom K 2035 Fund	9,004,751,275	739,088,632	(394,412,915)	344,675,717
Fidelity Freedom K 2040 Fund	9,529,609,359	827,799,376	(397,719,129)	430,080,247
Fidelity Freedom K 2045 Fund	5,514,365,401	398,164,683	(254,178,747)	143,985,936
Fidelity Freedom K 2050 Fund	4,590,524,457	310,065,717	(221,802,686)	88,263,031
Fidelity Freedom K 2055 Fund	1,109,455,625	28,394,642	(73,622,081)	(45,227,439)
Fidelity Freedom K 2060 Fund	41,462,131	28,355	(3,433,303)	(3,404,948)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom K Income Fund	190,117,940	370,194,826
Fidelity Freedom K 2005 Fund	54,504,385	74,088,871
Fidelity Freedom K 2010 Fund	262,243,722	628,403,102
Fidelity Freedom K 2015 Fund	432,926,196	990,350,133
Fidelity Freedom K 2020 Fund	1,374,723,235	1,861,147,202
Fidelity Freedom K 2025 Fund	1,363,645,911	1,178,134,215
Fidelity Freedom K 2030 Fund	1,373,428,042	1,506,576,747
Fidelity Freedom K 2035 Fund	976,066,560	843,745,684
Fidelity Freedom K 2040 Fund	959,316,313	954,193,438
Fidelity Freedom K 2045 Fund	713,814,948	471,826,764
Fidelity Freedom K 2050 Fund	630,385,406	353,373,919
Fidelity Freedom K 2055 Fund	260,342,002	66,397,382
Fidelity Freedom K 2060 Fund	35,948,427	2,599,931

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .05% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom K 2020 Fund	Fidelity Freedom K 2030 Fund
Fidelity Series 1000 Value Index Fund	–	10%
Fidelity Series All-Sector Equity Fund	–	10%
Fidelity Series Blue Chip Growth Fund	–	12%
Fidelity Series Equity-Income Fund	–	11%
Fidelity Series Growth & Income Fund	–	11%
Fidelity Series Growth Company Fund	–	11%
Fidelity Series Inflation-Protected Bond Index Fund	11%	–
Fidelity Series International Growth Fund	–	10%
Fidelity Series International Small Cap Fund	–	10%
Fidelity Series International Value Fund	–	10%
Fidelity Series Intrinsic Opportunities Fund	–	11%
Fidelity Series Investment Grade Bond Fund	17%	–
Fidelity Series Opportunistic Insights Fund	–	11%
Fidelity Series Real Estate Equity Fund	–	10%
Fidelity Series Short-Term Credit Fund	12%	–
Fidelity Series Small Cap Discovery Fund	–	11%
Fidelity Series Small Cap Opportunities Fund	–	10%
Fidelity Series Stock Selector Large Cap Value Fund	–	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	50%
Fidelity Series 1000 Value Index Fund	53%
Fidelity Series All-Sector Equity Fund	53%
Fidelity Series Blue Chip Growth Fund	61%
Fidelity Series Commodity Strategy Fund	42%
Fidelity Series Emerging Markets Debt Fund	52%
Fidelity Series Emerging Markets Fund	53%
Fidelity Series Equity-Income Fund	60%
Fidelity Series Floating Rate High Income Fund	52%
Fidelity Series Growth & Income Fund	60%
Fidelity Series Growth Company Fund	59%
Fidelity Series High Income Fund	52%
Fidelity Series Inflation-Protected Bond Index Fund	41%
Fidelity Series International Growth Fund	53%
Fidelity Series International Small Cap Fund	52%
Fidelity Series International Value Fund	54%
Fidelity Series Intrinsic Opportunities Fund	59%
Fidelity Series Investment Grade Bond Fund	47%
Fidelity Series Opportunistic Insights Fund	60%
Fidelity Series Real Estate Equity Fund	53%
Fidelity Series Real Estate Income Fund	52%
Fidelity Series Short-Term Credit Fund	51%
Fidelity Series Small Cap Discovery Fund	60%
Fidelity Series Small Cap Opportunities Fund	54%
Fidelity Series Stock Selector Large Cap Value Fund	60%

6. Prior Fiscal Year Merger Information.

On July 25, 2014, the Fidelity Freedom K® Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom K® 2000 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board") on May 14, 2014. The acquisition was accomplished by an exchange of shares of the Fidelity Freedom K® Income Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the fund or its shareholders. The Target Fund's net assets of $655,598,999, including securities of $654,936,024 and unrealized appreciation of $34,639,903, were combined with the Fidelity Freedom K® Income Funds net assets of $1,523,134,246 for total net assets after the acquisition of $2,178,733,245.

Pro forma results of operations of the combined entity for the entire period ended March 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net Investment income (loss)	$38,720,036
Total net realized gain (loss)	34,000,241
Total change in net unrealized appreciation (depreciation)	18,092,569
Net increase (decrease) in net assets resulting from operations	$90,812,846

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fidelity Freedom K Income Fund's accompanying Statement of Operations since July 25, 2014.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-B April 1, 2015 to September 30, 2015
Fidelity Freedom K Income Fund	.05%
Actual		$1,000.00	$971.70	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2005 Fund	.05%
Actual		$1,000.00	$961.70	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2010 Fund	.05%
Actual		$1,000.00	$955.70	$.24
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2015 Fund	.05%
Actual		$1,000.00	$948.90	$.24
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2020 Fund	.05%
Actual		$1,000.00	$944.50	$.24
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2025 Fund	.05%
Actual		$1,000.00	$940.00	$.24
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2030 Fund	.05%
Actual		$1,000.00	$931.60	$.24
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2035 Fund	.05%
Actual		$1,000.00	$925.60	$.24
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2040 Fund	.05%
Actual		$1,000.00	$926.00	$.24
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2045 Fund	.05%
Actual		$1,000.00	$925.80	$.24
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2050 Fund	.05%
Actual		$1,000.00	$925.90	$.24
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2055 Fund	.05%
Actual		$1,000.00	$926.20	$.24
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2060 Fund	.05%
Actual		$1,000.00	$926.00	$.24
Hypothetical-C		$1,000.00	$1,024.75	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom K® Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the management and administration arrangements for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the contract arrangements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of each fund's management and administration arrangements, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of each fund's management and administration arrangements. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of each fund's management and administration arrangements. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the management and administration arrangements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to approve an amended and restated management contract (Advisory Contract) and administration agreement for each fund to reflect the fact that, effective October 1, 2015, FMR Co., Inc. (FMRC), an affiliate of Strategic Advisers, Inc. (Strategic Advisers) and Fidelity Management & Research Company (FMR), would assume the duties and rights of Strategic Advisers under the fund's then current management contract. The Board noted that, with the exception of the date, term, and entity name, the terms of each fund's management contract, including the lack of fees payable thereunder, would not change as a result of the approval of the Advisory Contract. The Board considered that FMRC would render the same services to the funds under the Advisory Contracts that Strategic Advisers rendered to the funds under the then current management contracts. The Board also considered that approval of the Advisory Contracts would not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets; or (ii) the day-to-day management of the funds or the persons primarily responsible for such management. As a result, the Board considered that its prior experience with Strategic Advisers as investment adviser for the funds was relevant to its consideration of the Advisory Contracts.

In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel that provide services to the funds, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the then current management contract (and to be performed under the Advisory Contract) and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance (for each fund except Freedom K 2060 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history, and noted that the approval of the Advisory Contract for each fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Freedom K 2055 Fund).

Investment Performance (for Freedom K 2060 Fund)  ..The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions, and noted that the approval of the Advisory Contract for the fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds did not pay Strategic Advisers, and would not pay FMRC, a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The Board also noted that over the past few years, FMR has been developing and refining the competitive methodology for the funds to provide a more meaningful competitive comparison. As a result, this year, instead of including all funds in one competitive mapped group that includes all funds-of-funds, FMR introduced three new Total Mapped Groups that consist of target retirement funds, grouped according to target retirement dates. The Board noted that the investment adviser believes that the new Total Mapped Groups provide more meaningful competitive comparisons for the funds because they include target date funds, regardless of whether the fund is a fund of funds, and reflect, among other things, that active target date funds with a higher percentage of assets invested in equities tend to have higher expenses.

The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Freedom K® 2005 Fund

Freedom K® 2010 Fund

Freedom K® 2015 Fund

Freedom K® 2020 Fund

Freedom K® 2025 Fund

Freedom K® 2030 Fund

Freedom K® 2035 Fund

Freedom K® 2040 Fund

Freedom K® 2045 Fund

Freedom K® 2050 Fund

Freedom K® 2055 Fund

Freedom K® 2060 Fund

Freedom K® Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2014.

In considering each fund's total expense ratio, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the fund and the other funds in the mapped group. The Board noted that, under this alternative competitive analysis, each fund's total expense ratio ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the approval of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

FF-K-SANN-1115
1.892601.106

Fidelity Advisor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 Class A, Class T, Class B and Class C
Fidelity Advisor Freedom® Funds -2055, 2060 - Class A, Class T and Class C

Semi-Annual Report

September 30, 2015

Contents

Fidelity Advisor Freedom® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	1.9	1.6
Fidelity Advisor Series Equity-Income Fund	3.3	3.2
Fidelity Advisor Series Growth & Income Fund	2.3	2.2
Fidelity Advisor Series Growth Opportunities Fund	1.2	1.7
Fidelity Advisor Series Opportunistic Insights Fund	1.7	1.5
Fidelity Advisor Series Small Cap Fund	0.9	0.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.2	2.2
Fidelity Series 100 Index Fund	1.0	1.0
Fidelity Series 1000 Value Index Fund	0.4	0.4
Fidelity Series All-Sector Equity Fund	2.2	2.1
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Real Estate Equity Fund	0.3	0.2
Fidelity Series Small Cap Opportunities Fund	1.1	1.1
	19.3	18.9
International Equity Funds
Fidelity Series Emerging Markets Fund	3.3	2.7
Fidelity Series International Growth Fund	1.8	2.0
Fidelity Series International Small Cap Fund	0.4	0.5
Fidelity Series International Value Fund	1.9	2.0
	7.4	7.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.1	3.3
Fidelity Series Inflation-Protected Bond Index Fund	3.5	3.5
Fidelity Series Investment Grade Bond Fund	41.0	41.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	49.0	49.9
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	7.3	7.2
Fidelity Institutional Money Market Portfolio Institutional Class	17.0	16.8
	24.3	24.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.3%
International Equity Funds	7.4%
Bond Funds	49.0%
Short-Term Funds	24.3%

Six months ago
Domestic Equity Funds	18.9%
International Equity Funds	7.2%
Bond Funds	49.9%
Short-Term Funds	24.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® Income Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	447,588	$4,628,056
Fidelity Advisor Series Equity-Income Fund (a)	720,640	8,301,776
Fidelity Advisor Series Growth & Income Fund (a)	480,907	5,742,025
Fidelity Advisor Series Growth Opportunities Fund (a)	274,021	3,038,892
Fidelity Advisor Series Opportunistic Insights Fund (a)	286,644	4,299,665
Fidelity Advisor Series Small Cap Fund (a)	214,555	2,293,597
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	467,898	5,544,588
Fidelity Series 100 Index Fund (a)	198,968	2,514,958
Fidelity Series 1000 Value Index Fund (a)	89,819	921,544
Fidelity Series All-Sector Equity Fund (a)	428,088	5,543,736
Fidelity Series Commodity Strategy Fund (a)(b)	345,193	1,888,207
Fidelity Series Real Estate Equity Fund (a)	45,294	570,248
Fidelity Series Small Cap Opportunities Fund (a)	234,911	2,760,205
TOTAL DOMESTIC EQUITY FUNDS
(Cost $43,874,603)		48,047,497

International Equity Funds - 7.4%
Fidelity Series Emerging Markets Fund (a)	564,840	8,144,999
Fidelity Series International Growth Fund (a)	344,748	4,633,419
Fidelity Series International Small Cap Fund (a)	67,775	1,051,874
Fidelity Series International Value Fund (a)	495,654	4,639,317
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,511,497)		18,469,609

Bond Funds - 49.0%
Fidelity Series Emerging Markets Debt Fund (a)	163,263	1,498,757
Fidelity Series Floating Rate High Income Fund (a)	66,721	631,183
Fidelity Series High Income Fund (a)	872,806	7,829,071
Fidelity Series Inflation-Protected Bond Index Fund (a)	914,317	8,814,019
Fidelity Series Investment Grade Bond Fund (a)	9,084,187	102,378,780
Fidelity Series Real Estate Income Fund (a)	110,957	1,199,449
TOTAL BOND FUNDS
(Cost $121,319,554)		122,351,259

Short-Term Funds - 24.3%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,828,431	18,229,455
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	42,494,445	42,494,445
TOTAL SHORT-TERM FUNDS
(Cost $60,776,130)		60,723,900
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $243,481,784)		249,592,265
NET OTHER ASSETS (LIABILITIES) - 0.0%		(57,191)
NET ASSETS - 100%		$249,535,074

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$4,424,024	$1,069,818	$624,484	$--	$4,628,056
Fidelity Advisor Series Equity-Income Fund	8,782,837	1,272,914	984,407	98,279	8,301,776
Fidelity Advisor Series Growth & Income Fund	6,026,084	1,127,448	700,556	50,259	5,742,025
Fidelity Advisor Series Growth Opportunities Fund	4,699,714	327,626	1,826,849	--	3,038,892
Fidelity Advisor Series Opportunistic Insights Fund	4,065,046	956,082	581,116	--	4,299,665
Fidelity Advisor Series Short-Term Credit Fund	19,582,549	1,238,921	2,514,743	104,718	18,229,455
Fidelity Advisor Series Small Cap Fund	2,474,429	307,718	300,891	--	2,293,597
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5,911,629	839,240	645,356	--	5,544,588
Fidelity Institutional Money Market Portfolio Institutional Class	45,871,673	2,655,321	6,032,549	33,715	42,494,445
Fidelity Series 100 Index Fund	2,637,039	327,003	333,567	--	2,514,958
Fidelity Series 1000 Value Index Fund	974,884	127,175	103,384	--	921,544
Fidelity Series All-Sector Equity Fund	5,826,625	810,169	616,573	--	5,543,736
Fidelity Series Commodity Strategy Fund	2,192,292	229,760	319,036	--	1,888,207
Fidelity Series Emerging Markets Debt Fund	1,679,019	125,628	220,209	46,934	1,498,757
Fidelity Series Emerging Markets Fund	7,360,983	2,839,476	819,924	--	8,144,999
Fidelity Series Floating Rate High Income Fund	1,358,066	62,416	768,460	20,188	631,183
Fidelity Series High Income Fund	9,184,343	616,588	1,255,789	238,324	7,829,071
Fidelity Series Inflation-Protected Bond Index Fund	9,534,745	459,217	1,077,010	2,484	8,814,019
Fidelity Series International Growth Fund	5,549,631	410,033	1,013,476	--	4,633,419
Fidelity Series International Small Cap Fund	1,249,186	71,905	252,318	--	1,051,874
Fidelity Series International Value Fund	5,361,104	499,207	864,605	--	4,639,317
Fidelity Series Investment Grade Bond Fund	113,168,186	6,504,030	14,400,796	1,318,192	102,378,780
Fidelity Series Real Estate Equity Fund	616,665	123,095	71,058	4,109	570,248
Fidelity Series Real Estate Income Fund	1,318,889	98,770	163,222	30,308	1,199,449
Fidelity Series Small Cap Opportunities Fund	2,997,769	591,233	423,241	5,665	2,760,205
Total	$272,847,411	$23,690,793	$36,913,619	$1,953,175	$249,592,265

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $243,481,784) — See accompanying schedule		$249,592,265
Receivable for investments sold		2,507,729
Receivable for fund shares sold		530,888
Total assets		252,630,882
Liabilities
Payable for investments purchased	$2,762,422
Payable for fund shares redeemed	277,698
Distribution and service plan fees payable	55,688
Total liabilities		3,095,808
Net Assets		$249,535,074
Net Assets consist of:
Paid in capital		$242,915,140
Undistributed net investment income		320,048
Accumulated undistributed net realized gain (loss) on investments		189,405
Net unrealized appreciation (depreciation) on investments		6,110,481
Net Assets		$249,535,074
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($111,480,790 ÷ 10,559,521 shares)		$10.56
Maximum offering price per share (100/94.25 of $10.56)		$11.20
Class T:
Net Asset Value and redemption price per share ($45,767,295 ÷ 4,339,860 shares)		$10.55
Maximum offering price per share (100/96.50 of $10.55)		$10.93
Class B:
Net Asset Value and offering price per share ($863,431 ÷ 81,912 shares)(a)		$10.54
Class C:
Net Asset Value and offering price per share ($14,956,046 ÷ 1,420,617 shares)(a)		$10.53
Class I:
Net Asset Value, offering price and redemption price per share ($76,467,512 ÷ 7,223,352 shares)		$10.59

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,953,175
Expenses
Distribution and service plan fees	$348,033
Independent trustees' compensation	553
Total expenses before reductions	348,586
Expense reductions	(553)	348,033
Net investment income (loss)		1,605,142
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	360,163
Capital gain distributions from underlying funds	431,862
Total net realized gain (loss)		792,025
Change in net unrealized appreciation (depreciation) on underlying funds		(10,392,491)
Net gain (loss)		(9,600,466)
Net increase (decrease) in net assets resulting from operations		$(7,995,324)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,605,142	$4,022,115
Net realized gain (loss)	792,025	6,595,029
Change in net unrealized appreciation (depreciation)	(10,392,491)	(638,347)
Net increase (decrease) in net assets resulting from operations	(7,995,324)	9,978,797
Distributions to shareholders from net investment income	(1,608,575)	(4,039,882)
Distributions to shareholders from net realized gain	(2,722,039)	(8,872,257)
Total distributions	(4,330,614)	(12,912,139)
Share transactions - net increase (decrease)	(10,877,465)	(14,514,229)
Total increase (decrease) in net assets	(23,203,403)	(17,447,571)
Net Assets
Beginning of period	272,738,477	290,186,048
End of period (including undistributed net investment income of $320,048 and undistributed net investment income of $323,481, respectively)	$249,535,074	$272,738,477

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$11.20	$11.21	$10.98	$10.85	$10.35
Income from Investment Operations
Net investment income (loss)A	.07	.16	.12	.12	.15	.16
Net realized and unrealized gain (loss)	(.40)	.24	.28	.37	.21	.57
Total from investment operations	(.33)	.40	.40	.49	.36	.73
Distributions from net investment income	(.07)	(.17)	(.12)	(.12)	(.15)	(.16)
Distributions from net realized gain	(.11)	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.18)	(.53)	(.41)	(.26)	(.23)	(.23)
Net asset value, end of period	$10.56	$11.07	$11.20	$11.21	$10.98	$10.85
Total ReturnB,C,D	(3.05)%	3.65%	3.65%	4.53%	3.34%	7.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.24%G	1.48%	1.10%	1.08%	1.37%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$111,481	$124,755	$147,818	$176,876	$166,658	$157,695
Portfolio turnover rateE	18%G	38%	36%	17%	24%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.19	$11.20	$10.96	$10.84	$10.34
Income from Investment Operations
Net investment income (loss)A	.05	.14	.09	.09	.12	.13
Net realized and unrealized gain (loss)	(.39)	.23	.28	.38	.20	.57
Total from investment operations	(.34)	.37	.37	.47	.32	.70
Distributions from net investment income	(.06)	(.14)	(.09)	(.09)	(.12)	(.13)
Distributions from net realized gain	(.11)	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.17)	(.50)	(.38)	(.23)	(.20)	(.20)
Net asset value, end of period	$10.55	$11.06	$11.19	$11.20	$10.96	$10.84
Total ReturnB,C,D	(3.16)%	3.39%	3.40%	4.35%	3.01%	6.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.99%G	1.23%	.85%	.83%	1.12%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$45,767	$47,804	$53,019	$53,734	$56,246	$57,404
Portfolio turnover rateE	18%G	38%	36%	17%	24%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.18	$11.19	$10.96	$10.84	$10.33
Income from Investment Operations
Net investment income (loss)A	.03	.08	.04	.04	.07	.08
Net realized and unrealized gain (loss)	(.41)	.25	.28	.37	.19	.58
Total from investment operations	(.38)	.33	.32	.41	.26	.66
Distributions from net investment income	(.03)	(.08)	(.04)	(.04)	(.07)	(.08)
Distributions from net realized gain	(.11)	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.14)	(.45)B	(.33)	(.18)	(.14)C	(.15)
Net asset value, end of period	$10.54	$11.06	$11.18	$11.19	$10.96	$10.84
Total ReturnD,E,F	(3.50)%	2.98%	2.86%	3.80%	2.47%	6.39%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%I	.73%	.35%	.33%	.62%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$863	$1,147	$1,681	$2,294	$2,889	$3,938
Portfolio turnover rateG	18%I	38%	36%	17%	24%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.361 per share.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$11.17	$11.18	$10.96	$10.84	$10.33
Income from Investment Operations
Net investment income (loss)A	.03	.08	.04	.04	.07	.08
Net realized and unrealized gain (loss)	(.40)	.24	.28	.36	.20	.58
Total from investment operations	(.37)	.32	.32	.40	.27	.66
Distributions from net investment income	(.03)	(.09)	(.04)	(.04)	(.07)	(.08)
Distributions from net realized gain	(.11)	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.14)	(.45)	(.33)	(.18)	(.15)	(.15)
Net asset value, end of period	$10.53	$11.04	$11.17	$11.18	$10.96	$10.84
Total ReturnB,C,D	(3.41)%	2.90%	2.89%	3.70%	2.50%	6.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%G	.73%	.35%	.33%	.62%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$14,956	$15,780	$15,735	$16,606	$17,170	$16,581
Portfolio turnover rateE	18%G	38%	36%	17%	24%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$11.23	$11.23	$11.00	$10.87	$10.37
Income from Investment Operations
Net investment income (loss)A	.08	.19	.15	.15	.18	.18
Net realized and unrealized gain (loss)	(.40)	.24	.29	.37	.20	.57
Total from investment operations	(.32)	.43	.44	.52	.38	.75
Distributions from net investment income	(.08)	(.19)	(.15)	(.14)	(.17)	(.19)
Distributions from net realized gain	(.11)	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.19)	(.56)B	(.44)	(.29)C	(.25)	(.25)D
Net asset value, end of period	$10.59	$11.10	$11.23	$11.23	$11.00	$10.87
Total ReturnE,F	(2.91)%	3.89%	3.98%	4.75%	3.58%	7.36%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%J	-%	-%	-%	-%	-%
Expenses net of all reductions	-%J	-%	-%	-%	-%	-%
Net investment income (loss)	1.49%J	1.73%	1.35%	1.33%	1.62%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$76,468	$83,253	$71,933	$77,976	$60,248	$32,640
Portfolio turnover rateG	18%J	38%	36%	17%	24%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.56 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.361 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	2.8	2.5
Fidelity Advisor Series Equity-Income Fund	5.0	5.0
Fidelity Advisor Series Growth & Income Fund	3.5	3.5
Fidelity Advisor Series Growth Opportunities Fund	1.8	2.9
Fidelity Advisor Series Opportunistic Insights Fund	2.6	2.3
Fidelity Advisor Series Small Cap Fund	1.4	1.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.4	3.4
Fidelity Series 100 Index Fund	1.5	1.5
Fidelity Series 1000 Value Index Fund	0.6	0.6
Fidelity Series All-Sector Equity Fund	3.4	3.3
Fidelity Series Commodity Strategy Fund	0.7	0.8
Fidelity Series Real Estate Equity Fund	0.3	0.4
Fidelity Series Small Cap Opportunities Fund	1.7	1.7
	28.7	29.3
International Equity Funds
Fidelity Series Emerging Markets Fund	4.3	3.8
Fidelity Series International Growth Fund	3.3	3.5
Fidelity Series International Small Cap Fund	0.7	0.8
Fidelity Series International Value Fund	3.3	3.5
	11.6	11.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.2	0.5
Fidelity Series High Income Fund	3.2	3.4
Fidelity Series Inflation-Protected Bond Index Fund	3.1	3.0
Fidelity Series Investment Grade Bond Fund	36.3	36.4
Fidelity Series Real Estate Income Fund	0.5	0.5
	43.9	44.4
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	4.8	4.4
Fidelity Institutional Money Market Portfolio Institutional Class	11.0	10.3
	15.8	14.7
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.7%
International Equity Funds	11.6%
Bond Funds	43.9%
Short-Term Funds	15.8%

Six months ago
Domestic Equity Funds	29.3%
International Equity Funds	11.6%
Bond Funds	44.4%
Short-Term Funds	14.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2005 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	635,942	$6,575,641
Fidelity Advisor Series Equity-Income Fund (a)	1,024,232	11,799,157
Fidelity Advisor Series Growth & Income Fund (a)	683,370	8,159,441
Fidelity Advisor Series Growth Opportunities Fund (a)	389,160	4,315,781
Fidelity Advisor Series Opportunistic Insights Fund (a)	407,240	6,108,596
Fidelity Advisor Series Small Cap Fund (a)	304,554	3,255,683
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	664,878	7,878,800
Fidelity Series 100 Index Fund (a)	282,490	3,570,672
Fidelity Series 1000 Value Index Fund (a)	127,183	1,304,897
Fidelity Series All-Sector Equity Fund (a)	608,307	7,877,571
Fidelity Series Commodity Strategy Fund (a)(b)	323,140	1,767,574
Fidelity Series Real Estate Equity Fund (a)	64,472	811,704
Fidelity Series Small Cap Opportunities Fund (a)	333,552	3,919,242
TOTAL DOMESTIC EQUITY FUNDS
(Cost $60,835,687)		67,344,759

International Equity Funds - 11.6%
Fidelity Series Emerging Markets Fund (a)	700,823	10,105,874
Fidelity Series International Growth Fund (a)	576,274	7,745,118
Fidelity Series International Small Cap Fund (a)	113,251	1,757,656
Fidelity Series International Value Fund (a)	828,540	7,755,132
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $25,392,903)		27,363,780

Bond Funds - 43.9%
Fidelity Series Emerging Markets Debt Fund (a)	155,401	1,426,577
Fidelity Series Floating Rate High Income Fund (a)	63,656	602,188
Fidelity Series High Income Fund (a)	832,518	7,467,684
Fidelity Series Inflation-Protected Bond Index Fund (a)	748,950	7,219,874
Fidelity Series Investment Grade Bond Fund (a)	7,558,412	85,183,300
Fidelity Series Real Estate Income Fund (a)	105,925	1,145,049
TOTAL BOND FUNDS
(Cost $102,743,267)		103,044,672

Short-Term Funds - 15.8%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,113,941	11,105,987
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	25,887,238	25,887,238
TOTAL SHORT-TERM FUNDS
(Cost $37,026,568)		36,993,225
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $225,998,425)		234,746,436
NET OTHER ASSETS (LIABILITIES) - 0.0%		46,592
NET ASSETS - 100%		$234,793,028

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,702,712	$1,404,246	$1,192,453	$--	$6,575,641
Fidelity Advisor Series Equity-Income Fund	13,391,307	1,590,044	2,056,255	149,835	11,799,157
Fidelity Advisor Series Growth & Income Fund	9,176,242	1,455,094	1,429,861	76,661	8,159,441
Fidelity Advisor Series Growth Opportunities Fund	7,756,115	454,944	3,688,784	--	4,315,781
Fidelity Advisor Series Opportunistic Insights Fund	6,158,830	1,248,448	1,107,478	--	6,108,596
Fidelity Advisor Series Short-Term Credit Fund	11,655,433	1,504,060	2,005,686	64,428	11,105,987
Fidelity Advisor Series Small Cap Fund	3,748,964	385,644	607,514	--	3,255,683
Fidelity Advisor Series Stock Selector Large Cap Value Fund	8,953,190	972,333	1,222,217	--	7,878,800
Fidelity Institutional Money Market Portfolio Institutional Class	27,252,738	3,030,743	4,396,244	20,790	25,887,238
Fidelity Series 100 Index Fund	4,000,617	383,653	649,104	--	3,570,672
Fidelity Series 1000 Value Index Fund	1,484,482	144,289	210,922	--	1,304,897
Fidelity Series All-Sector Equity Fund	8,866,034	985,423	1,281,623	--	7,877,571
Fidelity Series Commodity Strategy Fund	2,129,392	255,527	416,098	--	1,767,574
Fidelity Series Emerging Markets Debt Fund	1,623,096	126,629	239,706	45,555	1,426,577
Fidelity Series Emerging Markets Fund	10,269,922	2,944,455	1,447,751	--	10,105,874
Fidelity Series Floating Rate High Income Fund	1,319,446	73,731	770,980	19,533	602,188
Fidelity Series High Income Fund	8,960,554	643,375	1,441,820	231,805	7,467,684
Fidelity Series Inflation-Protected Bond Index Fund	8,054,257	515,157	1,262,182	2,108	7,219,874
Fidelity Series International Growth Fund	9,292,472	777,602	1,796,215	--	7,745,118
Fidelity Series International Small Cap Fund	2,138,851	107,389	463,179	--	1,757,656
Fidelity Series International Value Fund	9,228,860	914,733	1,791,804	--	7,755,132
Fidelity Series Investment Grade Bond Fund	96,759,463	6,945,843	16,046,692	1,131,688	85,183,300
Fidelity Series Real Estate Equity Fund	927,084	180,067	151,688	6,045	811,704
Fidelity Series Real Estate Income Fund	1,292,021	102,045	195,707	29,554	1,145,049
Fidelity Series Small Cap Opportunities Fund	4,501,627	764,526	758,361	8,184	3,919,242
Total	$265,643,709	$27,910,000	$46,630,324	$1,786,186	$234,746,436

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $225,998,425) — See accompanying schedule		$234,746,436
Cash		9
Receivable for investments sold		2,775,722
Receivable for fund shares sold		171,364
Total assets		237,693,531
Liabilities
Payable for investments purchased	$2,690,272
Payable for fund shares redeemed	162,372
Distribution and service plan fees payable	47,859
Total liabilities		2,900,503
Net Assets		$234,793,028
Net Assets consist of:
Paid in capital		$223,212,324
Undistributed net investment income		1,482,006
Accumulated undistributed net realized gain (loss) on investments		1,350,687
Net unrealized appreciation (depreciation) on investments		8,748,011
Net Assets		$234,793,028
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($138,173,191 ÷ 12,108,810 shares)		$11.41
Maximum offering price per share (100/94.25 of $11.41)		$12.11
Class T:
Net Asset Value and redemption price per share ($29,857,491 ÷ 2,619,967 shares)		$11.40
Maximum offering price per share (100/96.50 of $11.40)		$11.81
Class B:
Net Asset Value and offering price per share ($384,634 ÷ 33,638 shares)(a)		$11.43
Class C:
Net Asset Value and offering price per share ($7,139,977 ÷ 628,729 shares)(a)		$11.36
Class I:
Net Asset Value, offering price and redemption price per share ($59,237,735 ÷ 5,155,059 shares)		$11.49

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,786,186
Expenses
Distribution and service plan fees	$306,007
Independent trustees' compensation	544
Total expenses before reductions	306,551
Expense reductions	(544)	306,007
Net investment income (loss)		1,480,179
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,198,506
Capital gain distributions from underlying funds	610,519
Total net realized gain (loss)		1,809,025
Change in net unrealized appreciation (depreciation) on underlying funds		(13,375,462)
Net gain (loss)		(11,566,437)
Net increase (decrease) in net assets resulting from operations		$(10,086,258)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,480,179	$4,363,408
Net realized gain (loss)	1,809,025	9,195,574
Change in net unrealized appreciation (depreciation)	(13,375,462)	(918,474)
Net increase (decrease) in net assets resulting from operations	(10,086,258)	12,640,508
Distributions to shareholders from net investment income	(709,110)	(4,425,821)
Distributions to shareholders from net realized gain	(3,690,855)	(9,763,778)
Total distributions	(4,399,965)	(14,189,599)
Share transactions - net increase (decrease)	(16,323,842)	(27,388,953)
Total increase (decrease) in net assets	(30,810,065)	(28,938,044)
Net Assets
Beginning of period	265,603,093	294,541,137
End of period (including undistributed net investment income of $1,482,006 and undistributed net investment income of $710,937, respectively)	$234,793,028	$265,603,093

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.10	$12.17	$11.90	$11.45	$11.45	$10.57
Income from Investment Operations
Net investment income (loss)A	.07	.19	.13	.13	.15	.15
Net realized and unrealized gain (loss)	(.56)	.36	.57	.53	.13	.97
Total from investment operations	(.49)	.55	.70	.66	.28	1.12
Distributions from net investment income	(.03)	(.19)	(.12)	(.13)	(.15)	(.15)
Distributions from net realized gain	(.17)	(.42)	(.31)	(.07)	(.13)	(.09)
Total distributions	(.20)	(.62)B	(.43)	(.21)C	(.28)	(.24)
Net asset value, end of period	$11.41	$12.10	$12.17	$11.90	$11.45	$11.45
Total ReturnD,E,F	(4.12)%	4.60%	5.98%	5.79%	2.53%	10.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.15%I	1.54%	1.10%	1.16%	1.37%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$138,173	$162,069	$187,224	$204,418	$193,977	$177,385
Portfolio turnover rateG	22%I	29%	49%	23%	28%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.62 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.423 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$12.16	$11.90	$11.45	$11.45	$10.57
Income from Investment Operations
Net investment income (loss)A	.05	.16	.10	.11	.13	.12
Net realized and unrealized gain (loss)	(.55)	.35	.57	.52	.12	.97
Total from investment operations	(.50)	.51	.67	.63	.25	1.09
Distributions from net investment income	(.03)	(.16)	(.10)	(.11)	(.12)	(.12)
Distributions from net realized gain	(.17)	(.42)	(.31)	(.07)	(.13)	(.09)
Total distributions	(.19)B	(.58)	(.41)	(.18)	(.25)	(.21)
Net asset value, end of period	$11.40	$12.09	$12.16	$11.90	$11.45	$11.45
Total ReturnC,D,E	(4.18)%	4.33%	5.68%	5.56%	2.25%	10.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.90%H	1.29%	.85%	.91%	1.12%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$29,857	$29,246	$29,912	$26,201	$22,316	$21,658
Portfolio turnover rateF	22%H	29%	49%	23%	28%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.169 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$12.20	$11.93	$11.47	$11.45	$10.56
Income from Investment Operations
Net investment income (loss)A	.02	.10	.04	.05	.07	.07
Net realized and unrealized gain (loss)	(.56)	.35	.58	.52	.12	.97
Total from investment operations	(.54)	.45	.62	.57	.19	1.04
Distributions from net investment income	(.01)	(.08)	(.04)	(.04)	(.05)	(.07)
Distributions from net realized gain	(.17)	(.42)	(.31)	(.07)	(.12)	(.09)
Total distributions	(.17)B	(.51)C	(.35)	(.11)	(.17)	(.15)D
Net asset value, end of period	$11.43	$12.14	$12.20	$11.93	$11.47	$11.45
Total ReturnE,F,G	(4.49)%	3.75%	5.22%	5.00%	1.73%	9.94%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.00%J	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%J	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%J	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.40%J	.79%	.35%	.41%	.62%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$385	$623	$1,059	$1,162	$1,571	$2,338
Portfolio turnover rateH	22%J	29%	49%	23%	28%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.169 per share.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.06	$12.14	$11.87	$11.42	$11.42	$10.54
Income from Investment Operations
Net investment income (loss)A	.02	.10	.04	.05	.07	.07
Net realized and unrealized gain (loss)	(.54)	.34	.58	.52	.11	.97
Total from investment operations	(.52)	.44	.62	.57	.18	1.04
Distributions from net investment income	(.01)	(.10)	(.04)	(.05)	(.07)	(.07)
Distributions from net realized gain	(.17)	(.42)	(.31)	(.07)	(.12)	(.09)
Total distributions	(.18)	(.52)	(.35)	(.12)	(.18)B	(.16)
Net asset value, end of period	$11.36	$12.06	$12.14	$11.87	$11.42	$11.42
Total ReturnC,D,E	(4.41)%	3.73%	5.28%	5.01%	1.66%	9.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.40%H	.79%	.35%	.41%	.62%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$7,140	$7,410	$8,910	$8,118	$8,053	$8,679
Portfolio turnover rateF	22%H	29%	49%	23%	28%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.18	$12.25	$11.97	$11.51	$11.52	$10.63
Income from Investment Operations
Net investment income (loss)A	.08	.22	.16	.16	.18	.18
Net realized and unrealized gain (loss)	(.56)	.36	.58	.53	.11	.98
Total from investment operations	(.48)	.58	.74	.69	.29	1.16
Distributions from net investment income	(.04)	(.23)	(.15)	(.16)	(.18)	(.18)
Distributions from net realized gain	(.17)	(.42)	(.31)	(.07)	(.13)	(.09)
Total distributions	(.21)	(.65)	(.46)	(.23)	(.30)B	(.27)
Net asset value, end of period	$11.49	$12.18	$12.25	$11.97	$11.51	$11.52
Total ReturnC,D	(4.03)%	4.85%	6.29%	6.11%	2.67%	11.02%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	1.40%H	1.79%	1.35%	1.41%	1.62%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$59,238	$66,255	$67,435	$70,364	$46,935	$35,069
Portfolio turnover rateE	22%H	29%	49%	23%	28%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	3.4	3.1
Fidelity Advisor Series Equity-Income Fund	6.1	6.2
Fidelity Advisor Series Growth & Income Fund	4.3	4.2
Fidelity Advisor Series Growth Opportunities Fund	2.2	3.6
Fidelity Advisor Series Opportunistic Insights Fund	3.2	2.8
Fidelity Advisor Series Small Cap Fund	1.7	1.7
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.1	4.1
Fidelity Series 100 Index Fund	1.9	1.8
Fidelity Series 1000 Value Index Fund	0.7	0.7
Fidelity Series All-Sector Equity Fund	4.1	4.1
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Real Estate Equity Fund	0.4	0.4
Fidelity Series Small Cap Opportunities Fund	2.0	2.1
	34.9	35.6
International Equity Funds
Fidelity Series Emerging Markets Fund	5.1	4.7
Fidelity Series International Growth Fund	4.2	4.4
Fidelity Series International Small Cap Fund	1.0	1.0
Fidelity Series International Value Fund	4.3	4.4
	14.6	14.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.2	3.4
Fidelity Series Inflation-Protected Bond Index Fund	2.4	2.4
Fidelity Series Investment Grade Bond Fund	33.2	33.3
Fidelity Series Real Estate Income Fund	0.5	0.5
	40.2	40.7
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	3.1	2.7
Fidelity Institutional Money Market Portfolio Institutional Class	7.2	6.5
	10.3	9.2
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.9%
International Equity Funds	14.6%
Bond Funds	40.2%
Short-Term Funds	10.3%

Six months ago
Domestic Equity Funds	35.6%
International Equity Funds	14.5%
Bond Funds	40.7%
Short-Term Funds	9.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2010 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	2,087,802	$21,587,874
Fidelity Advisor Series Equity-Income Fund (a)	3,362,875	38,740,315
Fidelity Advisor Series Growth & Income Fund (a)	2,243,578	26,788,315
Fidelity Advisor Series Growth Opportunities Fund (a)	1,277,423	14,166,623
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,336,934	20,054,016
Fidelity Advisor Series Small Cap Fund (a)	999,515	10,684,820
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	2,182,858	25,866,868
Fidelity Series 100 Index Fund (a)	927,181	11,719,567
Fidelity Series 1000 Value Index Fund (a)	417,066	4,279,101
Fidelity Series All-Sector Equity Fund (a)	1,997,132	25,862,858
Fidelity Series Commodity Strategy Fund (a)(b)	875,884	4,791,086
Fidelity Series Real Estate Equity Fund (a)	211,721	2,665,564
Fidelity Series Small Cap Opportunities Fund (a)	1,094,808	12,863,994
TOTAL DOMESTIC EQUITY FUNDS
(Cost $196,836,482)		220,071,001

International Equity Funds - 14.6%
Fidelity Series Emerging Markets Fund (a)	2,226,326	32,103,615
Fidelity Series International Growth Fund (a)	1,990,400	26,750,979
Fidelity Series International Small Cap Fund (a)	393,850	6,112,556
Fidelity Series International Value Fund (a)	2,861,732	26,785,811
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $85,929,396)		91,752,961

Bond Funds - 40.2%
Fidelity Series Emerging Markets Debt Fund (a)	422,014	3,874,089
Fidelity Series Floating Rate High Income Fund (a)	172,722	1,633,954
Fidelity Series High Income Fund (a)	2,259,119	20,264,296
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,585,720	15,286,341
Fidelity Series Investment Grade Bond Fund (a)	18,569,545	209,278,771
Fidelity Series Real Estate Income Fund (a)	287,567	3,108,602
TOTAL BOND FUNDS
(Cost $253,132,231)		253,446,053

Short-Term Funds - 10.3%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,964,357	19,584,642
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	45,659,053	45,659,053
TOTAL SHORT-TERM FUNDS
(Cost $65,300,573)		65,243,695
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $601,198,682)		630,513,710
NET OTHER ASSETS (LIABILITIES) - 0.0%		(153,690)
NET ASSETS - 100%		$630,360,020

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$22,599,954	$3,629,747	$3,489,474	$--	$21,587,874
Fidelity Advisor Series Equity-Income Fund	45,056,827	3,188,752	5,689,485	501,781	38,740,315
Fidelity Advisor Series Growth & Income Fund	30,943,437	3,396,900	4,025,842	256,927	26,788,315
Fidelity Advisor Series Growth Opportunities Fund	26,264,798	818,499	12,204,039	--	14,166,623
Fidelity Advisor Series Opportunistic Insights Fund	20,765,959	3,190,930	3,243,274	--	20,054,016
Fidelity Advisor Series Short-Term Credit Fund	19,781,174	3,002,592	3,115,524	113,252	19,584,642
Fidelity Advisor Series Small Cap Fund	12,640,557	748,350	1,782,572	--	10,684,820
Fidelity Advisor Series Stock Selector Large Cap Value Fund	30,105,063	1,970,858	3,420,547	--	25,866,868
Fidelity Institutional Money Market Portfolio Institutional Class	47,582,889	5,497,735	7,421,570	36,685	45,659,053
Fidelity Series 100 Index Fund	13,490,045	739,783	1,944,710	--	11,719,567
Fidelity Series 1000 Value Index Fund	5,005,876	250,157	593,761	--	4,279,101
Fidelity Series All-Sector Equity Fund	29,927,257	1,830,208	3,548,147	--	25,862,858
Fidelity Series Commodity Strategy Fund	5,581,230	476,474	708,060	--	4,791,086
Fidelity Series Emerging Markets Debt Fund	4,486,769	186,134	573,166	124,245	3,874,089
Fidelity Series Emerging Markets Fund	34,362,056	6,980,751	3,832,563	--	32,103,615
Fidelity Series Floating Rate High Income Fund	3,608,996	98,168	2,018,471	53,154	1,633,954
Fidelity Series High Income Fund	24,702,874	1,007,030	3,542,600	637,197	20,264,296
Fidelity Series Inflation-Protected Bond Index Fund	17,541,083	460,219	2,526,534	4,540	15,286,341
Fidelity Series International Growth Fund	32,507,389	1,358,935	5,244,436	--	26,750,979
Fidelity Series International Small Cap Fund	7,484,713	103,994	1,379,440	--	6,112,556
Fidelity Series International Value Fund	32,287,313	1,817,382	5,212,210	--	26,785,811
Fidelity Series Investment Grade Bond Fund	244,493,979	8,574,796	37,606,389	2,831,362	209,278,771
Fidelity Series Real Estate Equity Fund	3,110,746	538,110	491,863	20,514	2,665,564
Fidelity Series Real Estate Income Fund	3,554,080	167,551	466,337	80,975	3,108,602
Fidelity Series Small Cap Opportunities Fund	15,179,590	1,861,691	2,198,950	27,405	12,863,994
Total	$733,064,654	$51,895,746	$116,279,964	$4,688,037	$630,513,710

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $601,198,682) — See accompanying schedule		$630,513,710
Receivable for investments sold		7,938,764
Receivable for fund shares sold		191,946
Total assets		638,644,420
Liabilities
Payable for investments purchased	$7,134,447
Payable for fund shares redeemed	1,005,169
Distribution and service plan fees payable	144,784
Total liabilities		8,284,400
Net Assets		$630,360,020
Net Assets consist of:
Paid in capital		$591,143,558
Undistributed net investment income		3,732,158
Accumulated undistributed net realized gain (loss) on investments		6,169,276
Net unrealized appreciation (depreciation) on investments		29,315,028
Net Assets		$630,360,020
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($357,966,753 ÷ 30,164,942 shares)		$11.87
Maximum offering price per share (100/94.25 of $11.87)		$12.59
Class T:
Net Asset Value and redemption price per share ($95,006,507 ÷ 8,035,613 shares)		$11.82
Maximum offering price per share (100/96.50 of $11.82)		$12.25
Class B:
Net Asset Value and offering price per share ($1,563,120 ÷ 131,608 shares)(a)		$11.88
Class C:
Net Asset Value and offering price per share ($32,259,963 ÷ 2,749,165 shares)(a)		$11.73
Class I:
Net Asset Value, offering price and redemption price per share ($143,563,677 ÷ 12,036,057 shares)		$11.93

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,688,037
Expenses
Distribution and service plan fees	$940,182
Independent trustees' compensation	1,488
Total expenses before reductions	941,670
Expense reductions	(1,488)	940,182
Net investment income (loss)		3,747,855
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	4,912,011
Capital gain distributions from underlying funds	2,032,021
Total net realized gain (loss)		6,944,032
Change in net unrealized appreciation (depreciation) on underlying funds		(43,078,744)
Net gain (loss)		(36,134,712)
Net increase (decrease) in net assets resulting from operations		$(32,386,857)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,747,855	$12,144,985
Net realized gain (loss)	6,944,032	34,674,281
Change in net unrealized appreciation (depreciation)	(43,078,744)	(7,768,744)
Net increase (decrease) in net assets resulting from operations	(32,386,857)	39,050,522
Distributions to shareholders from net investment income	(1,544,466)	(12,574,317)
Distributions to shareholders from net realized gain	(12,941,602)	(36,739,965)
Total distributions	(14,486,068)	(49,314,282)
Share transactions - net increase (decrease)	(55,682,822)	(116,471,074)
Total increase (decrease) in net assets	(102,555,747)	(126,734,834)
Net Assets
Beginning of period	732,915,767	859,650,601
End of period (including undistributed net investment income of $3,732,158 and undistributed net investment income of $1,528,769, respectively)	$630,360,020	$732,915,767

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.72	$12.91	$12.50	$11.89	$11.92	$10.87
Income from Investment Operations
Net investment income (loss)A	.07	.20	.15	.16	.17	.15
Net realized and unrealized gain (loss)	(.66)	.44	.82	.70	.12	1.17
Total from investment operations	(.59)	.64	.97	.86	.29	1.32
Distributions from net investment income	(.03)	(.22)	(.14)	(.16)	(.17)	(.17)
Distributions from net realized gain	(.23)	(.61)	(.42)	(.09)	(.16)	(.10)
Total distributions	(.26)	(.83)	(.56)	(.25)	(.32)B	(.27)
Net asset value, end of period	$11.87	$12.72	$12.91	$12.50	$11.89	$11.92
Total ReturnC,D,E	(4.78)%	5.08%	7.86%	7.33%	2.63%	12.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.09%H	1.55%	1.15%	1.33%	1.48%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$357,967	$431,498	$502,834	$540,980	$552,770	$536,999
Portfolio turnover rateF	15%H	22%	39%	26%	25%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$12.87	$12.46	$11.86	$11.88	$10.83
Income from Investment Operations
Net investment income (loss)A	.05	.17	.11	.13	.14	.13
Net realized and unrealized gain (loss)	(.66)	.43	.83	.69	.13	1.15
Total from investment operations	(.61)	.60	.94	.82	.27	1.28
Distributions from net investment income	(.02)	(.18)	(.11)	(.13)	(.14)	(.13)
Distributions from net realized gain	(.23)	(.61)	(.42)	(.09)	(.16)	(.10)
Total distributions	(.25)	(.79)	(.53)	(.22)	(.29)B	(.23)
Net asset value, end of period	$11.82	$12.68	$12.87	$12.46	$11.86	$11.88
Total ReturnC,D,E	(4.94)%	4.81%	7.62%	6.98%	2.43%	11.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.84%H	1.30%	.90%	1.08%	1.23%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$95,007	$106,189	$124,997	$127,353	$132,044	$152,126
Portfolio turnover rateF	15%H	22%	39%	26%	25%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.74	$12.91	$12.49	$11.87	$11.87	$10.82
Income from Investment Operations
Net investment income (loss)A	.02	.10	.05	.07	.08	.07
Net realized and unrealized gain (loss)	(.65)	.44	.82	.70	.13	1.15
Total from investment operations	(.63)	.54	.87	.77	.21	1.22
Distributions from net investment income	–	(.10)	(.03)	(.06)	(.07)	(.07)
Distributions from net realized gain	(.23)	(.61)	(.41)	(.09)	(.15)	(.10)
Total distributions	(.23)	(.71)	(.45)B	(.15)	(.21)C	(.17)
Net asset value, end of period	$11.88	$12.74	$12.91	$12.49	$11.87	$11.87
Total ReturnD,E,F	(5.09)%	4.30%	7.01%	6.51%	1.90%	11.37%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.34%I	.81%	.41%	.58%	.73%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$1,563	$2,318	$3,921	$6,474	$9,154	$15,842
Portfolio turnover rateG	15%I	22%	39%	26%	25%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $.413 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.60	$12.79	$12.39	$11.79	$11.81	$10.78
Income from Investment Operations
Net investment income (loss)A	.02	.10	.05	.07	.08	.07
Net realized and unrealized gain (loss)	(.66)	.44	.81	.69	.13	1.14
Total from investment operations	(.64)	.54	.86	.76	.21	1.21
Distributions from net investment income	–B	(.12)	(.05)	(.07)	(.08)	(.08)
Distributions from net realized gain	(.23)	(.61)	(.41)	(.09)	(.15)	(.10)
Total distributions	(.23)	(.73)	(.46)	(.16)	(.23)	(.18)
Net asset value, end of period	$11.73	$12.60	$12.79	$12.39	$11.79	$11.81
Total ReturnC,D,E	(5.18)%	4.33%	7.04%	6.49%	1.90%	11.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.34%H	.80%	.40%	.58%	.73%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$32,260	$34,839	$36,622	$38,562	$38,423	$44,764
Portfolio turnover rateF	15%H	22%	39%	26%	25%	41%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$12.96	$12.55	$11.94	$11.96	$10.91
Income from Investment Operations
Net investment income (loss)A	.08	.23	.18	.19	.20	.18
Net realized and unrealized gain (loss)	(.65)	.44	.82	.70	.13	1.17
Total from investment operations	(.57)	.67	1.00	.89	.33	1.35
Distributions from net investment income	(.04)	(.25)	(.17)	(.19)	(.20)	(.20)
Distributions from net realized gain	(.23)	(.61)	(.42)	(.09)	(.16)	(.10)
Total distributions	(.27)	(.86)	(.59)	(.28)	(.35)B	(.30)
Net asset value, end of period	$11.93	$12.77	$12.96	$12.55	$11.94	$11.96
Total ReturnC,D	(4.62)%	5.34%	8.10%	7.56%	2.97%	12.50%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	–%H	–%	–%	–%	–%	–%
Net investment income (loss)	1.34%H	1.80%	1.40%	1.58%	1.73%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$143,564	$158,071	$191,276	$197,152	$156,459	$115,490
Portfolio turnover rateE	15%H	22%	39%	26%	25%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	4.0	3.6
Fidelity Advisor Series Equity-Income Fund	7.2	7.1
Fidelity Advisor Series Growth & Income Fund	5.0	4.9
Fidelity Advisor Series Growth Opportunities Fund	2.6	4.0
Fidelity Advisor Series Opportunistic Insights Fund	3.7	3.3
Fidelity Advisor Series Small Cap Fund	2.0	2.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.8	4.8
Fidelity Series 100 Index Fund	2.2	2.1
Fidelity Series 1000 Value Index Fund	0.8	0.8
Fidelity Series All-Sector Equity Fund	4.8	4.8
Fidelity Series Commodity Strategy Fund	0.7	0.8
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.4	2.4
	40.7	41.1
International Equity Funds
Fidelity Series Emerging Markets Fund	5.6	5.3
Fidelity Series International Growth Fund	5.1	5.3
Fidelity Series International Small Cap Fund	1.2	1.2
Fidelity Series International Value Fund	5.2	5.2
	17.1	17.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.3	3.4
Fidelity Series Inflation-Protected Bond Index Fund	1.6	1.6
Fidelity Series Investment Grade Bond Fund	30.3	30.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	36.6	37.2
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	1.7	1.4
Fidelity Institutional Money Market Portfolio Institutional Class	3.9	3.3
	5.6	4.7
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.7%
International Equity Funds	17.1%
Bond Funds	36.6%
Short-Term Funds	5.6%

Six months ago
Domestic Equity Funds	41.1%
International Equity Funds	17.0%
Bond Funds	37.2%
Short-Term Funds	4.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2015 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	5,617,921	$58,089,302
Fidelity Advisor Series Equity-Income Fund (a)	9,049,128	104,245,953
Fidelity Advisor Series Growth & Income Fund (a)	6,037,023	72,082,054
Fidelity Advisor Series Growth Opportunities Fund (a)	3,436,986	38,116,178
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,597,294	53,959,417
Fidelity Advisor Series Small Cap Fund (a)	2,689,010	28,745,514
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,873,640	69,602,632
Fidelity Series 100 Index Fund (a)	2,494,504	31,530,529
Fidelity Series 1000 Value Index Fund (a)	1,121,631	11,507,939
Fidelity Series All-Sector Equity Fund (a)	5,373,877	69,591,710
Fidelity Series Commodity Strategy Fund (a)(b)	2,028,792	11,097,490
Fidelity Series Real Estate Equity Fund (a)	569,788	7,173,628
Fidelity Series Small Cap Opportunities Fund (a)	2,945,531	34,609,995
TOTAL DOMESTIC EQUITY FUNDS
(Cost $528,365,038)		590,352,341

International Equity Funds - 17.1%
Fidelity Series Emerging Markets Fund (a)	5,641,987	81,357,449
Fidelity Series International Growth Fund (a)	5,531,929	74,349,129
Fidelity Series International Small Cap Fund (a)	1,095,955	17,009,224
Fidelity Series International Value Fund (a)	7,953,668	74,446,337
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $227,322,864)		247,162,139

Bond Funds - 36.6%
Fidelity Series Emerging Markets Debt Fund (a)	968,602	8,891,769
Fidelity Series Floating Rate High Income Fund (a)	400,082	3,784,773
Fidelity Series High Income Fund (a)	5,241,846	47,019,359
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,433,153	23,455,599
Fidelity Series Investment Grade Bond Fund (a)	38,995,345	439,477,535
Fidelity Series Real Estate Income Fund (a)	666,421	7,204,012
TOTAL BOND FUNDS
(Cost $530,027,832)		529,833,047

Short-Term Funds - 5.6%
Fidelity Advisor Series Short-Term Credit Fund (a)	2,444,993	24,376,585
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	56,829,437	56,829,437
TOTAL SHORT-TERM FUNDS
(Cost $81,273,561)		81,206,022
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,366,989,295)		1,448,553,549
NET OTHER ASSETS (LIABILITIES) - 0.0%		(310,257)
NET ASSETS - 100%		$1,448,243,292

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$60,355,784	$9,461,415	$8,638,885	$--	$58,089,302
Fidelity Advisor Series Equity-Income Fund	119,514,300	7,935,814	12,993,217	1,336,779	104,245,953
Fidelity Advisor Series Growth & Income Fund	82,596,407	8,733,368	9,811,345	686,202	72,082,054
Fidelity Advisor Series Growth Opportunities Fund	67,908,530	2,032,513	29,860,520	--	38,116,178
Fidelity Advisor Series Opportunistic Insights Fund	55,457,684	8,301,264	8,037,709	--	53,959,417
Fidelity Advisor Series Short-Term Credit Fund	23,426,656	4,841,342	3,792,265	137,204	24,376,585
Fidelity Advisor Series Small Cap Fund	33,758,528	1,846,962	4,387,656	--	28,745,514
Fidelity Advisor Series Stock Selector Large Cap Value Fund	80,446,351	5,076,876	8,468,840	--	69,602,632
Fidelity Institutional Money Market Portfolio Institutional Class	55,771,057	9,929,675	8,871,295	44,703	56,829,437
Fidelity Series 100 Index Fund	36,009,723	1,861,768	4,831,851	--	31,530,529
Fidelity Series 1000 Value Index Fund	13,354,709	571,653	1,391,795	--	11,507,939
Fidelity Series All-Sector Equity Fund	79,949,155	4,578,001	8,656,503	--	69,591,710
Fidelity Series Commodity Strategy Fund	12,779,891	939,263	1,338,893	--	11,097,490
Fidelity Series Emerging Markets Debt Fund	10,307,125	424,357	1,320,639	286,088	8,891,769
Fidelity Series Emerging Markets Fund	88,555,975	15,541,411	9,065,694	--	81,357,449
Fidelity Series Floating Rate High Income Fund	8,218,284	225,702	4,531,757	122,210	3,784,773
Fidelity Series High Income Fund	57,095,261	2,112,113	7,799,762	1,468,864	47,019,359
Fidelity Series Inflation-Protected Bond Index Fund	26,742,831	772,720	3,775,513	5,922	23,455,599
Fidelity Series International Growth Fund	88,717,088	3,384,608	12,634,429	--	74,349,129
Fidelity Series International Small Cap Fund	20,424,637	282,325	3,428,300	--	17,009,224
Fidelity Series International Value Fund	88,103,016	4,728,209	12,582,457	--	74,446,337
Fidelity Series Investment Grade Bond Fund	515,166,588	17,159,917	79,857,305	5,983,065	439,477,535
Fidelity Series Real Estate Equity Fund	8,258,993	1,739,036	1,509,683	55,116	7,173,628
Fidelity Series Real Estate Income Fund	8,086,633	359,204	906,851	185,298	7,204,012
Fidelity Series Small Cap Opportunities Fund	40,506,944	4,145,471	4,729,618	74,387	34,609,995
Total	$1,681,512,150	$116,984,987	$253,222,782	$10,385,838	$1,448,553,549

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,366,989,295) — See accompanying schedule		$1,448,553,549
Receivable for investments sold		17,950,533
Receivable for fund shares sold		1,024,094
Total assets		1,467,528,176
Liabilities
Payable for investments purchased	$16,805,760
Payable for fund shares redeemed	2,166,939
Distribution and service plan fees payable	312,185
Total liabilities		19,284,884
Net Assets		$1,448,243,292
Net Assets consist of:
Paid in capital		$1,343,799,220
Undistributed net investment income		8,167,894
Accumulated undistributed net realized gain (loss) on investments		14,711,924
Net unrealized appreciation (depreciation) on investments		81,564,254
Net Assets		$1,448,243,292
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($816,023,480 ÷ 69,293,832 shares)		$11.78
Maximum offering price per share (100/94.25 of $11.78)		$12.50
Class T:
Net Asset Value and redemption price per share ($192,095,717 ÷ 16,348,849 shares)		$11.75
Maximum offering price per share (100/96.50 of $11.75)		$12.18
Class B:
Net Asset Value and offering price per share ($4,683,850 ÷ 398,481 shares)(a)		$11.75
Class C:
Net Asset Value and offering price per share ($64,492,413 ÷ 5,532,001 shares)(a)		$11.66
Class I:
Net Asset Value, offering price and redemption price per share ($370,947,832 ÷ 31,240,398 shares)		$11.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$10,385,838
Expenses
Distribution and service plan fees	$2,031,343
Independent trustees' compensation	3,410
Total expenses before reductions	2,034,753
Expense reductions	(3,410)	2,031,343
Net investment income (loss)		8,354,495
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	11,433,387
Capital gain distributions from underlying funds	5,386,070
Total net realized gain (loss)		16,819,457
Change in net unrealized appreciation (depreciation) on underlying funds		(108,154,201)
Net gain (loss)		(91,334,744)
Net increase (decrease) in net assets resulting from operations		$(82,980,249)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,354,495	$27,920,297
Net realized gain (loss)	16,819,457	80,421,644
Change in net unrealized appreciation (depreciation)	(108,154,201)	(13,336,268)
Net increase (decrease) in net assets resulting from operations	(82,980,249)	95,005,673
Distributions to shareholders from net investment income	(3,617,541)	(28,451,885)
Distributions to shareholders from net realized gain	(29,242,656)	(87,342,389)
Total distributions	(32,860,197)	(115,794,274)
Share transactions - net increase (decrease)	(117,049,681)	(187,872,029)
Total increase (decrease) in net assets	(232,890,127)	(208,660,630)
Net Assets
Beginning of period	1,681,133,419	1,889,794,049
End of period (including undistributed net investment income of $8,167,894 and undistributed net investment income of $3,430,940, respectively)	$1,448,243,292	$1,681,133,419

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.70	$12.87	$12.47	$11.85	$11.87	$10.81
Income from Investment Operations
Net investment income (loss)A	.07	.20	.15	.16	.17	.16
Net realized and unrealized gain (loss)	(.74)	.49	.89	.71	.13	1.16
Total from investment operations	(.67)	.69	1.04	.87	.30	1.32
Distributions from net investment income	(.03)	(.21)	(.15)	(.16)	(.17)	(.16)
Distributions from net realized gain	(.23)	(.64)	(.50)	(.09)	(.15)	(.10)
Total distributions	(.25)B	(.86)C	(.64)D	(.25)	(.32)	(.26)
Net asset value, end of period	$11.78	$12.70	$12.87	$12.47	$11.85	$11.87
Total ReturnE,F,G	(5.39)%	5.51%	8.54%	7.45%	2.71%	12.36%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.05%J	1.58%	1.19%	1.36%	1.50%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$816,023	$967,164	$1,086,606	$1,181,020	$1,101,302	$1,004,955
Portfolio turnover rateH	15%J	21%	37%	20%	19%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.225 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.642 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$12.85	$12.46	$11.83	$11.85	$10.79
Income from Investment Operations
Net investment income (loss)A	.05	.17	.12	.13	.14	.13
Net realized and unrealized gain (loss)	(.73)	.48	.88	.72	.13	1.16
Total from investment operations	(.68)	.65	1.00	.85	.27	1.29
Distributions from net investment income	(.02)	(.18)	(.11)	(.13)	(.14)	(.13)
Distributions from net realized gain	(.23)	(.64)	(.50)	(.09)	(.15)	(.10)
Total distributions	(.25)	(.82)	(.61)	(.22)	(.29)	(.23)
Net asset value, end of period	$11.75	$12.68	$12.85	$12.46	$11.83	$11.85
Total ReturnB,C,D	(5.54)%	5.26%	8.20%	7.28%	2.44%	12.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.80%G	1.33%	.94%	1.11%	1.25%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$192,096	$208,468	$226,663	$227,022	$213,366	$236,106
Portfolio turnover rateE	15%G	21%	37%	20%	19%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.69	$12.84	$12.44	$11.81	$11.82	$10.76
Income from Investment Operations
Net investment income (loss)A	.02	.11	.06	.07	.09	.07
Net realized and unrealized gain (loss)	(.73)	.48	.88	.71	.13	1.16
Total from investment operations	(.71)	.59	.94	.78	.22	1.23
Distributions from net investment income	–	(.10)	(.05)	(.06)	(.07)	(.07)
Distributions from net realized gain	(.23)	(.64)	(.49)	(.09)	(.15)	(.10)
Total distributions	(.23)	(.74)	(.54)	(.15)	(.23)B	(.17)
Net asset value, end of period	$11.75	$12.69	$12.84	$12.44	$11.81	$11.82
Total ReturnC,D,E	(5.76)%	4.73%	7.68%	6.65%	1.95%	11.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.30%H	.83%	.44%	.61%	.75%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$4,684	$7,600	$12,232	$17,411	$23,552	$32,762
Portfolio turnover rateF	15%H	21%	37%	20%	19%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.60	$12.77	$12.39	$11.77	$11.79	$10.74
Income from Investment Operations
Net investment income (loss)A	.02	.11	.05	.07	.09	.07
Net realized and unrealized gain (loss)	(.73)	.48	.88	.71	.13	1.15
Total from investment operations	(.71)	.59	.93	.78	.22	1.22
Distributions from net investment income	–B	(.12)	(.06)	(.07)	(.09)	(.07)
Distributions from net realized gain	(.23)	(.64)	(.49)	(.09)	(.15)	(.10)
Total distributions	(.23)	(.76)	(.55)	(.16)	(.24)	(.17)
Net asset value, end of period	$11.66	$12.60	$12.77	$12.39	$11.77	$11.79
Total ReturnC,D,E	(5.77)%	4.75%	7.65%	6.70%	1.98%	11.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.30%H	.83%	.44%	.61%	.75%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$64,492	$72,725	$75,682	$72,115	$70,220	$70,396
Portfolio turnover rateF	15%H	21%	37%	20%	19%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.79	$12.96	$12.56	$11.93	$11.94	$10.87
Income from Investment Operations
Net investment income (loss)A	.08	.24	.18	.19	.20	.19
Net realized and unrealized gain (loss)	(.74)	.48	.90	.72	.14	1.17
Total from investment operations	(.66)	.72	1.08	.91	.34	1.36
Distributions from net investment income	(.04)	(.25)	(.18)	(.19)	(.19)	(.19)
Distributions from net realized gain	(.23)	(.64)	(.50)	(.09)	(.15)	(.10)
Total distributions	(.26)B	(.89)	(.68)	(.28)	(.35)C	(.29)
Net asset value, end of period	$11.87	$12.79	$12.96	$12.56	$11.93	$11.94
Total ReturnD,E	(5.29)%	5.74%	8.75%	7.74%	3.01%	12.67%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%I	-%	-%	-%	-%	-%
Expenses net of all reductions	-%I	-%	-%	-%	-%	-%
Net investment income (loss)	1.30%I	1.83%	1.44%	1.61%	1.75%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$370,948	$425,176	$488,611	$467,604	$348,068	$238,655
Portfolio turnover rateF	15%I	21%	37%	20%	19%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.225 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	4.4	4.0
Fidelity Advisor Series Equity-Income Fund	8.0	7.8
Fidelity Advisor Series Growth & Income Fund	5.5	5.4
Fidelity Advisor Series Growth Opportunities Fund	2.9	4.4
Fidelity Advisor Series Opportunistic Insights Fund	4.1	3.6
Fidelity Advisor Series Small Cap Fund	2.2	2.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.3	5.3
Fidelity Series 100 Index Fund	2.4	2.4
Fidelity Series 1000 Value Index Fund	0.9	0.9
Fidelity Series All-Sector Equity Fund	5.3	5.3
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Real Estate Equity Fund	0.6	0.5
Fidelity Series Small Cap Opportunities Fund	2.6	2.7
	45.0	45.3
International Equity Funds
Fidelity Series Emerging Markets Fund	6.0	5.7
Fidelity Series International Growth Fund	5.7	5.9
Fidelity Series International Small Cap Fund	1.3	1.4
Fidelity Series International Value Fund	5.8	5.8
	18.8	18.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.3	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.8	0.8
Fidelity Series Investment Grade Bond Fund	26.7	27.0
Fidelity Series Real Estate Income Fund	0.5	0.5
	32.2	32.8
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	1.2	0.9
Fidelity Institutional Money Market Portfolio Institutional Class	2.8	2.2
	4.0	3.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.0%
International Equity Funds	18.8%
Bond Funds	32.2%
Short-Term Funds	4.0%

Six months ago
Domestic Equity Funds	45.3%
International Equity Funds	18.8%
Bond Funds	32.8%
Short-Term Funds	3.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2020 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	11,976,756	$123,839,658
Fidelity Advisor Series Equity-Income Fund (a)	19,336,668	222,758,414
Fidelity Advisor Series Growth & Income Fund (a)	12,900,479	154,031,715
Fidelity Advisor Series Growth Opportunities Fund (a)	7,344,846	81,454,343
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,687,191	115,307,871
Fidelity Advisor Series Small Cap Fund (a)	5,746,399	61,429,010
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,551,391	148,733,982
Fidelity Series 100 Index Fund (a)	5,330,816	67,381,513
Fidelity Series 1000 Value Index Fund (a)	2,397,515	24,598,504
Fidelity Series All-Sector Equity Fund (a)	11,483,435	148,710,486
Fidelity Series Commodity Strategy Fund (a)(b)	3,879,246	21,219,476
Fidelity Series Real Estate Equity Fund (a)	1,217,513	15,328,489
Fidelity Series Small Cap Opportunities Fund (a)	6,294,538	73,960,819
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,144,518,377)		1,258,754,280

International Equity Funds - 18.8%
Fidelity Series Emerging Markets Fund (a)	11,667,624	168,247,136
Fidelity Series International Growth Fund (a)	11,979,615	161,006,022
Fidelity Series International Small Cap Fund (a)	2,372,546	36,821,908
Fidelity Series International Value Fund (a)	17,224,076	161,217,355
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $494,073,429)		527,292,421

Bond Funds - 32.2%
Fidelity Series Emerging Markets Debt Fund (a)	1,864,202	17,113,371
Fidelity Series Floating Rate High Income Fund (a)	778,849	7,367,911
Fidelity Series High Income Fund (a)	10,205,933	91,547,219
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,353,365	22,686,436
Fidelity Series Investment Grade Bond Fund (a)	66,416,123	748,509,704
Fidelity Series Real Estate Income Fund (a)	1,299,334	14,045,799
TOTAL BOND FUNDS
(Cost $915,692,501)		901,270,440

Short-Term Funds - 4.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	3,345,621	33,355,844
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	77,765,500	77,765,500
TOTAL SHORT-TERM FUNDS
(Cost $111,207,048)		111,121,344
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,665,491,355)		2,798,438,485
NET OTHER ASSETS (LIABILITIES) - 0.0%		(592,599)
NET ASSETS - 100%		$2,797,845,886

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$126,386,871	$19,364,454	$15,275,994	$--	$123,839,658
Fidelity Advisor Series Equity-Income Fund	249,704,693	16,114,189	21,227,412	2,818,528	222,758,414
Fidelity Advisor Series Growth & Income Fund	173,080,838	17,577,865	16,462,432	1,449,665	154,031,715
Fidelity Advisor Series Growth Opportunities Fund	138,694,180	4,260,355	57,142,773	--	81,454,343
Fidelity Advisor Series Opportunistic Insights Fund	116,130,069	17,173,939	14,196,632	--	115,307,871
Fidelity Advisor Series Short-Term Credit Fund	29,582,107	8,178,319	4,279,362	179,990	33,355,844
Fidelity Advisor Series Small Cap Fund	70,690,728	3,720,880	7,686,879	--	61,429,010
Fidelity Advisor Series Stock Selector Large Cap Value Fund	168,689,690	9,873,211	13,904,161	--	148,733,982
Fidelity Institutional Money Market Portfolio Institutional Class	67,858,030	20,027,969	10,120,499	58,815	77,765,500
Fidelity Series 100 Index Fund	75,410,032	3,768,930	8,547,004	--	67,381,513
Fidelity Series 1000 Value Index Fund	27,702,811	1,430,998	2,332,882	--	24,598,504
Fidelity Series All-Sector Equity Fund	167,651,764	9,063,255	14,573,404	--	148,710,486
Fidelity Series Commodity Strategy Fund	24,138,851	1,518,532	1,985,779	--	21,219,476
Fidelity Series Emerging Markets Debt Fund	19,527,200	854,164	2,266,875	547,306	17,113,371
Fidelity Series Emerging Markets Fund	182,198,442	29,248,969	15,013,286	--	168,247,136
Fidelity Series Floating Rate High Income Fund	15,543,509	495,839	8,423,936	233,752	7,367,911
Fidelity Series High Income Fund	109,195,867	4,384,830	13,528,785	2,834,539	91,547,219
Fidelity Series Inflation-Protected Bond Index Fund	26,713,647	417,507	4,159,938	6,884	22,686,436
Fidelity Series International Growth Fund	187,596,587	6,750,619	22,210,068	--	161,006,022
Fidelity Series International Small Cap Fund	43,194,786	690,165	6,439,097	--	36,821,908
Fidelity Series International Value Fund	186,353,512	9,612,172	22,097,784	--	161,217,355
Fidelity Series Investment Grade Bond Fund	858,554,110	34,130,813	122,261,600	10,038,026	748,509,704
Fidelity Series Real Estate Equity Fund	17,274,870	3,352,646	2,499,648	117,761	15,328,489
Fidelity Series Real Estate Income Fund	15,325,390	709,505	1,340,565	358,274	14,045,799
Fidelity Series Small Cap Opportunities Fund	84,939,720	8,355,983	7,963,514	156,408	73,960,819
Total	$3,182,138,304	$231,076,108	$415,940,309	$18,799,948	$2,798,438,485

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $2,665,491,355) — See accompanying schedule		$2,798,438,485
Cash		2,184
Receivable for investments sold		33,759,781
Receivable for fund shares sold		1,806,425
Total assets		2,834,006,875
Liabilities
Payable for investments purchased	$29,013,837
Payable for fund shares redeemed	6,553,326
Distribution and service plan fees payable	593,826
Total liabilities		36,160,989
Net Assets		$2,797,845,886
Net Assets consist of:
Paid in capital		$2,627,474,751
Undistributed net investment income		14,912,184
Accumulated undistributed net realized gain (loss) on investments		22,511,821
Net unrealized appreciation (depreciation) on investments		132,947,130
Net Assets		$2,797,845,886
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,551,920,341 ÷ 124,935,070 shares)		$12.42
Maximum offering price per share (100/94.25 of $12.42)		$13.18
Class T:
Net Asset Value and redemption price per share ($397,149,054 ÷ 31,999,090 shares)		$12.41
Maximum offering price per share (100/96.50 of $12.41)		$12.86
Class B:
Net Asset Value and offering price per share ($10,891,844 ÷ 877,347 shares)(a)		$12.41
Class C:
Net Asset Value and offering price per share ($104,640,035 ÷ 8,500,190 shares)(a)		$12.31
Class I:
Net Asset Value, offering price and redemption price per share ($733,244,612 ÷ 58,557,796 shares)		$12.52

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$18,799,948
Expenses
Distribution and service plan fees	$3,829,861
Independent trustees' compensation	6,502
Total expenses before reductions	3,836,363
Expense reductions	(6,502)	3,829,861
Net investment income (loss)		14,970,087
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	14,630,391
Capital gain distributions from underlying funds	11,411,405
Total net realized gain (loss)		26,041,796
Change in net unrealized appreciation (depreciation) on underlying funds		(213,466,023)
Net gain (loss)		(187,424,227)
Net increase (decrease) in net assets resulting from operations		$(172,454,140)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,970,087	$51,885,755
Net realized gain (loss)	26,041,796	150,944,017
Change in net unrealized appreciation (depreciation)	(213,466,023)	(17,185,181)
Net increase (decrease) in net assets resulting from operations	(172,454,140)	185,644,591
Distributions to shareholders from net investment income	(5,798,056)	(52,702,785)
Distributions to shareholders from net realized gain	(53,921,178)	(151,703,673)
Total distributions	(59,719,234)	(204,406,458)
Share transactions - net increase (decrease)	(151,475,157)	(188,969,138)
Total increase (decrease) in net assets	(383,648,531)	(207,731,005)
Net Assets
Beginning of period	3,181,494,417	3,389,225,422
End of period (including undistributed net investment income of $14,912,184 and undistributed net investment income of $5,740,153, respectively)	$2,797,845,886	$3,181,494,417

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.44	$13.54	$13.05	$12.35	$12.45	$11.21
Income from Investment Operations
Net investment income (loss)A	.06	.22	.16	.18	.19	.16
Net realized and unrealized gain (loss)	(.82)	.55	1.04	.78	.06	1.36
Total from investment operations	(.76)	.77	1.20	.96	.25	1.52
Distributions from net investment income	(.03)	(.23)	(.16)	(.18)	(.18)	(.17)
Distributions from net realized gain	(.23)	(.64)	(.55)	(.08)	(.18)	(.11)
Total distributions	(.26)	(.87)	(.71)	(.26)	(.35)B	(.28)
Net asset value, end of period	$12.42	$13.44	$13.54	$13.05	$12.35	$12.45
Total ReturnC,D,E	(5.83)%	5.82%	9.38%	7.91%	2.23%	13.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.98%H	1.59%	1.22%	1.44%	1.55%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$1,551,920	$1,775,399	$1,910,164	$1,944,691	$1,740,500	$1,557,402
Portfolio turnover rateF	15%H	21%	40%	21%	18%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.44	$13.54	$13.05	$12.34	$12.45	$11.20
Income from Investment Operations
Net investment income (loss)A	.05	.18	.13	.15	.16	.13
Net realized and unrealized gain (loss)	(.83)	.55	1.03	.79	.05	1.37
Total from investment operations	(.78)	.73	1.16	.94	.21	1.50
Distributions from net investment income	(.02)	(.19)	(.13)	(.15)	(.15)	(.13)
Distributions from net realized gain	(.23)	(.64)	(.55)	(.08)	(.18)	(.11)
Total distributions	(.25)	(.83)	(.67)B	(.23)	(.32)C	(.25)D
Net asset value, end of period	$12.41	$13.44	$13.54	$13.05	$12.34	$12.45
Total ReturnE,F,G	(5.96)%	5.56%	9.11%	7.72%	1.86%	13.50%
Ratios to Average Net AssetsH,I
Expenses before reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.73%J	1.34%	.97%	1.19%	1.30%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$397,149	$440,674	$465,828	$430,153	$386,416	$424,707
Portfolio turnover rateH	15%J	21%	40%	21%	18%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.45	$13.53	$13.04	$12.32	$12.41	$11.17
Income from Investment Operations
Net investment income (loss)A	.02	.11	.06	.09	.10	.08
Net realized and unrealized gain (loss)	(.83)	.56	1.03	.79	.06	1.35
Total from investment operations	(.81)	.67	1.09	.88	.16	1.43
Distributions from net investment income	–	(.11)	(.05)	(.08)	(.08)	(.08)
Distributions from net realized gain	(.23)	(.64)	(.54)	(.08)	(.17)	(.11)
Total distributions	(.23)	(.75)	(.60)B	(.16)	(.25)	(.19)
Net asset value, end of period	$12.41	$13.45	$13.53	$13.04	$12.32	$12.41
Total ReturnC,D,E	(6.19)%	5.04%	8.49%	7.19%	1.39%	12.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.23%H	.84%	.48%	.69%	.80%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$10,892	$16,005	$24,060	$33,074	$43,138	$61,856
Portfolio turnover rateF	15%H	21%	40%	21%	18%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.60 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.544 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.35	$13.45	$12.97	$12.27	$12.37	$11.14
Income from Investment Operations
Net investment income (loss)A	.01	.11	.06	.09	.10	.08
Net realized and unrealized gain (loss)	(.82)	.55	1.03	.78	.06	1.34
Total from investment operations	(.81)	.66	1.09	.87	.16	1.42
Distributions from net investment income	–B	(.12)	(.07)	(.08)	(.09)	(.08)
Distributions from net realized gain	(.23)	(.64)	(.54)	(.08)	(.17)	(.11)
Total distributions	(.23)	(.76)	(.61)	(.17)C	(.26)	(.19)
Net asset value, end of period	$12.31	$13.35	$13.45	$12.97	$12.27	$12.37
Total ReturnD,E,F	(6.20)%	5.07%	8.57%	7.13%	1.43%	12.89%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.23%I	.84%	.47%	.69%	.80%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$104,640	$112,535	$113,194	$102,576	$97,550	$101,019
Portfolio turnover rateG	15%I	21%	40%	21%	18%	39%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.54	$13.63	$13.14	$12.42	$12.53	$11.27
Income from Investment Operations
Net investment income (loss)A	.08	.25	.20	.21	.22	.19
Net realized and unrealized gain (loss)	(.84)	.56	1.03	.80	.05	1.38
Total from investment operations	(.76)	.81	1.23	1.01	.27	1.57
Distributions from net investment income	(.03)	(.26)	(.19)	(.21)	(.21)	(.20)
Distributions from net realized gain	(.23)	(.64)	(.55)	(.08)	(.18)	(.11)
Total distributions	(.26)	(.90)	(.74)	(.29)	(.38)B	(.31)
Net asset value, end of period	$12.52	$13.54	$13.63	$13.14	$12.42	$12.53
Total ReturnC,D	(5.72)%	6.13%	9.58%	8.28%	2.39%	14.09%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%H	-%	-%	-%	-%	-%
Expenses net of all reductions	-%H	-%	-%	-%	-%	-%
Net investment income (loss)	1.23%H	1.84%	1.47%	1.69%	1.80%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$733,245	$836,880	$875,979	$777,288	$555,462	$365,157
Portfolio turnover rateF	15%H	21%	40%	21%	18%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.0	4.5
Fidelity Advisor Series Equity-Income Fund	8.9	9.0
Fidelity Advisor Series Growth & Income Fund	6.2	6.2
Fidelity Advisor Series Growth Opportunities Fund	3.3	4.9
Fidelity Advisor Series Opportunistic Insights Fund	4.6	4.1
Fidelity Advisor Series Small Cap Fund	2.5	2.5
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.9	6.0
Fidelity Series 100 Index Fund	2.7	2.7
Fidelity Series 1000 Value Index Fund	1.0	1.0
Fidelity Series All-Sector Equity Fund	5.9	6.0
Fidelity Series Commodity Strategy Fund	0.7	0.8
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Opportunities Fund	3.0	3.1
	50.3	51.4
International Equity Funds
Fidelity Series Emerging Markets Fund	6.5	6.2
Fidelity Series International Growth Fund	6.5	6.8
Fidelity Series International Small Cap Fund	1.5	1.6
Fidelity Series International Value Fund	6.6	6.8
	21.1	21.4
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.3	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	19.9	19.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	24.8	24.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	1.1	0.8
Fidelity Institutional Money Market Portfolio Institutional Class	2.7	1.9
	3.8	2.7
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.3%
International Equity Funds	21.1%
Bond Funds	24.8%
Short-Term Funds	3.8%

Six months ago
Domestic Equity Funds	51.4%
International Equity Funds	21.4%
Bond Funds	24.5%
Short-Term Funds	2.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2025 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	13,934,318	$144,080,847
Fidelity Advisor Series Equity-Income Fund (a)	22,441,782	258,529,324
Fidelity Advisor Series Growth & Income Fund (a)	14,972,831	178,775,597
Fidelity Advisor Series Growth Opportunities Fund (a)	8,525,885	94,552,067
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,922,635	133,839,523
Fidelity Advisor Series Small Cap Fund (a)	6,670,716	71,309,957
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	14,567,864	172,629,185
Fidelity Series 100 Index Fund (a)	6,188,362	78,220,893
Fidelity Series 1000 Value Index Fund (a)	2,785,030	28,574,408
Fidelity Series All-Sector Equity Fund (a)	13,328,322	172,601,766
Fidelity Series Commodity Strategy Fund (a)(b)	4,015,397	21,964,222
Fidelity Series Real Estate Equity Fund (a)	1,412,766	17,786,725
Fidelity Series Small Cap Opportunities Fund (a)	7,306,727	85,854,038
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,328,582,394)		1,458,718,552

International Equity Funds - 21.1%
Fidelity Series Emerging Markets Fund (a)	13,105,891	188,986,944
Fidelity Series International Growth Fund (a)	14,172,967	190,484,680
Fidelity Series International Small Cap Fund (a)	2,804,502	43,525,867
Fidelity Series International Value Fund (a)	20,377,806	190,736,260
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $579,897,236)		613,733,751

Bond Funds - 24.8%
Fidelity Series Emerging Markets Debt Fund (a)	1,972,837	18,110,646
Fidelity Series Floating Rate High Income Fund (a)	814,650	7,706,593
Fidelity Series High Income Fund (a)	10,659,427	95,615,063
Fidelity Series Inflation-Protected Bond Index Fund (a)	646,009	6,227,530
Fidelity Series Investment Grade Bond Fund (a)	51,203,697	577,065,667
Fidelity Series Real Estate Income Fund (a)	1,355,959	14,657,913
TOTAL BOND FUNDS
(Cost $733,355,012)		719,383,412

Short-Term Funds - 3.8%
Fidelity Advisor Series Short-Term Credit Fund (a)	3,335,823	33,258,157
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	77,536,904	77,536,904
TOTAL SHORT-TERM FUNDS
(Cost $110,877,806)		110,795,061
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,752,712,448)		2,902,630,776
NET OTHER ASSETS (LIABILITIES) - 0.0%		(593,131)
NET ASSETS - 100%		$2,902,037,645

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$144,312,076	$22,952,062	$15,395,131	$--	$144,080,847
Fidelity Advisor Series Equity-Income Fund	287,919,939	18,118,149	21,917,656	3,258,244	258,529,324
Fidelity Advisor Series Growth & Income Fund	198,720,089	20,532,429	16,813,916	1,673,112	178,775,597
Fidelity Advisor Series Growth Opportunities Fund	156,421,792	5,744,990	62,334,577	--	94,552,067
Fidelity Advisor Series Opportunistic Insights Fund	132,598,648	20,020,828	14,286,485	--	133,839,523
Fidelity Advisor Series Short-Term Credit Fund	26,537,237	11,493,743	4,645,226	176,527	33,258,157
Fidelity Advisor Series Small Cap Fund	80,717,054	4,306,649	7,485,863	--	71,309,957
Fidelity Advisor Series Stock Selector Large Cap Value Fund	193,177,033	11,059,022	12,918,633	--	172,629,185
Fidelity Institutional Money Market Portfolio Institutional Class	61,834,339	26,566,334	10,863,769	57,716	77,536,904
Fidelity Series 100 Index Fund	86,640,901	3,682,693	8,255,234	--	78,220,893
Fidelity Series 1000 Value Index Fund	32,149,422	1,235,819	2,224,876	--	28,574,408
Fidelity Series All-Sector Equity Fund	192,228,807	10,352,358	14,249,992	--	172,601,766
Fidelity Series Commodity Strategy Fund	24,344,902	1,873,320	1,720,585	--	21,964,222
Fidelity Series Emerging Markets Debt Fund	19,479,638	1,149,856	1,474,283	558,584	18,110,646
Fidelity Series Emerging Markets Fund	199,588,748	33,927,753	12,265,663	--	188,986,944
Fidelity Series Floating Rate High Income Fund	15,675,548	542,282	8,253,006	239,521	7,706,593
Fidelity Series High Income Fund	107,265,912	7,100,443	9,965,084	2,878,006	95,615,063
Fidelity Series Inflation-Protected Bond Index Fund	--	6,299,279	70,130	164	6,227,530
Fidelity Series International Growth Fund	218,286,518	7,648,322	22,075,762	--	190,484,680
Fidelity Series International Small Cap Fund	50,252,763	1,352,897	7,291,782	--	43,525,867
Fidelity Series International Value Fund	216,774,929	11,099,700	21,952,266	--	190,736,260
Fidelity Series Investment Grade Bond Fund	625,967,564	48,462,225	81,097,879	7,554,430	577,065,667
Fidelity Series Real Estate Equity Fund	19,959,849	3,684,419	2,665,384	134,706	17,786,725
Fidelity Series Real Estate Income Fund	15,385,608	917,808	976,789	369,260	14,657,913
Fidelity Series Small Cap Opportunities Fund	97,449,201	10,381,314	8,681,551	182,470	85,854,038
Total	$3,203,688,517	$290,504,694	$369,881,522	$17,082,740	$2,902,630,776

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $2,752,712,448) — See accompanying schedule		$2,902,630,776
Cash		8
Receivable for investments sold		25,816,490
Receivable for fund shares sold		2,465,775
Total assets		2,930,913,049
Liabilities
Payable for investments purchased	$22,402,077
Payable for fund shares redeemed	5,878,611
Distribution and service plan fees payable	594,716
Total liabilities		28,875,404
Net Assets		$2,902,037,645
Net Assets consist of:
Paid in capital		$2,717,588,600
Undistributed net investment income		13,310,052
Accumulated undistributed net realized gain (loss) on investments		21,220,665
Net unrealized appreciation (depreciation) on investments		149,918,328
Net Assets		$2,902,037,645
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,645,811,238 ÷ 135,271,049 shares)		$12.17
Maximum offering price per share (100/94.25 of $12.17)		$12.91
Class T:
Net Asset Value and redemption price per share ($387,942,692 ÷ 31,847,512 shares)		$12.18
Maximum offering price per share (100/96.50 of $12.18)		$12.62
Class B:
Net Asset Value and offering price per share ($8,027,072 ÷ 663,029 shares)(a)		$12.11
Class C:
Net Asset Value and offering price per share ($90,531,409 ÷ 7,545,643 shares)(a)		$12.00
Class I:
Net Asset Value, offering price and redemption price per share ($769,725,234 ÷ 62,714,550 shares)		$12.27

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$17,082,740
Expenses
Distribution and service plan fees	$3,805,501
Independent trustees' compensation	6,646
Total expenses before reductions	3,812,147
Expense reductions	(6,646)	3,805,501
Net investment income (loss)		13,277,239
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	13,123,123
Capital gain distributions from underlying funds	13,230,803
Total net realized gain (loss)		26,353,926
Change in net unrealized appreciation (depreciation) on underlying funds		(234,804,047)
Net gain (loss)		(208,450,121)
Net increase (decrease) in net assets resulting from operations		$(195,172,882)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,277,239	$50,135,549
Net realized gain (loss)	26,353,926	163,813,037
Change in net unrealized appreciation (depreciation)	(234,804,047)	(18,060,813)
Net increase (decrease) in net assets resulting from operations	(195,172,882)	195,887,773
Distributions to shareholders from net investment income	(4,281,344)	(51,154,371)
Distributions to shareholders from net realized gain	(59,926,982)	(158,637,898)
Total distributions	(64,208,326)	(209,792,269)
Share transactions - net increase (decrease)	(41,637,098)	(32,226,786)
Total increase (decrease) in net assets	(301,018,306)	(46,131,282)
Net Assets
Beginning of period	3,203,055,951	3,249,187,233
End of period (including undistributed net investment income of $13,310,052 and undistributed net investment income of $4,314,157, respectively)	$2,902,037,645	$3,203,055,951

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.25	$13.33	$12.72	$11.91	$12.09	$10.76
Income from Investment Operations
Net investment income (loss)A	.05	.21	.16	.18	.18	.16
Net realized and unrealized gain (loss)	(.86)	.60	1.26	.88	(.01)	1.43
Total from investment operations	(.81)	.81	1.42	1.06	.17	1.59
Distributions from net investment income	(.02)	(.22)	(.16)	(.18)	(.17)	(.16)
Distributions from net realized gain	(.25)	(.67)	(.66)	(.07)	(.18)	(.11)
Total distributions	(.27)	(.89)	(.81)B	(.25)	(.35)	(.26)C
Net asset value, end of period	$12.17	$13.25	$13.33	$12.72	$11.91	$12.09
Total ReturnD,E,F	(6.31)%	6.26%	11.54%	9.00%	1.61%	14.97%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.84%I	1.55%	1.25%	1.54%	1.56%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$1,645,811	$1,853,121	$1,907,797	$1,806,028	$1,539,333	$1,290,255
Portfolio turnover rateG	19%I	23%	41%	22%	14%	34%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.27	$13.35	$12.74	$11.93	$12.11	$10.78
Income from Investment Operations
Net investment income (loss)A	.04	.17	.13	.15	.15	.13
Net realized and unrealized gain (loss)	(.87)	.61	1.26	.88	(.01)	1.43
Total from investment operations	(.83)	.78	1.39	1.03	.14	1.56
Distributions from net investment income	(.01)	(.19)	(.13)	(.15)	(.14)	(.13)
Distributions from net realized gain	(.25)	(.67)	(.66)	(.07)	(.18)	(.11)
Total distributions	(.26)	(.86)	(.78)B	(.22)	(.32)	(.23)C
Net asset value, end of period	$12.18	$13.27	$13.35	$12.74	$11.93	$12.11
Total ReturnD,E,F	(6.43)%	6.00%	11.27%	8.74%	1.33%	14.67%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.59%I	1.30%	1.00%	1.29%	1.31%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$387,943	$405,224	$387,919	$324,352	$257,594	$258,166
Portfolio turnover rateG	19%I	23%	41%	22%	14%	34%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.20	$13.27	$12.66	$11.84	$12.01	$10.70
Income from Investment Operations
Net investment income (loss)A	.01	.11	.06	.09	.09	.07
Net realized and unrealized gain (loss)	(.86)	.59	1.26	.88	(.01)	1.42
Total from investment operations	(.85)	.70	1.32	.97	.08	1.49
Distributions from net investment income	–	(.10)	(.06)	(.08)	(.08)	(.07)
Distributions from net realized gain	(.24)	(.67)	(.65)	(.07)	(.17)	(.11)
Total distributions	(.24)	(.77)	(.71)	(.15)	(.25)	(.18)
Net asset value, end of period	$12.11	$13.20	$13.27	$12.66	$11.84	$12.01
Total ReturnB,C,D	(6.62)%	5.42%	10.71%	8.26%	.82%	14.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.09%G	.81%	.50%	.79%	.81%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$8,027	$11,217	$17,698	$23,061	$29,202	$38,946
Portfolio turnover rateE	19%G	23%	41%	22%	14%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.09	$13.19	$12.60	$11.80	$11.98	$10.68
Income from Investment Operations
Net investment income (loss)A	.01	.11	.06	.09	.09	.07
Net realized and unrealized gain (loss)	(.86)	.59	1.25	.87	(.01)	1.41
Total from investment operations	(.85)	.70	1.31	.96	.08	1.48
Distributions from net investment income	–	(.12)	(.07)	(.10)	(.09)	(.08)
Distributions from net realized gain	(.24)	(.67)	(.65)	(.07)	(.17)	(.11)
Total distributions	(.24)	(.80)B	(.72)	(.16)C	(.26)	(.18)D
Net asset value, end of period	$12.00	$13.09	$13.19	$12.60	$11.80	$11.98
Total ReturnE,F,G	(6.63)%	5.42%	10.71%	8.23%	.86%	14.01%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.00%J	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%J	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%J	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.09%J	.80%	.50%	.79%	.81%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$90,531	$94,878	$89,402	$74,415	$66,126	$61,640
Portfolio turnover rateH	19%J	23%	41%	22%	14%	34%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.672 per share.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.35	$13.43	$12.81	$11.99	$12.17	$10.83
Income from Investment Operations
Net investment income (loss)A	.07	.24	.19	.22	.21	.19
Net realized and unrealized gain (loss)	(.87)	.60	1.28	.88	(.02)	1.44
Total from investment operations	(.80)	.84	1.47	1.10	.19	1.63
Distributions from net investment income	(.03)	(.25)	(.19)	(.21)	(.20)	(.18)
Distributions from net realized gain	(.25)	(.67)	(.66)	(.07)	(.18)	(.11)
Total distributions	(.28)	(.92)	(.85)	(.28)	(.37)B	(.29)
Net asset value, end of period	$12.27	$13.35	$13.43	$12.81	$11.99	$12.17
Total ReturnC,D	(6.20)%	6.48%	11.81%	9.29%	1.84%	15.23%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	1.09%H	1.80%	1.50%	1.79%	1.81%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$769,725	$838,616	$846,372	$686,540	$470,704	$284,309
Portfolio turnover rateE	19%H	23%	41%	22%	14%	34%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.9	5.4
Fidelity Advisor Series Equity-Income Fund	10.7	10.6
Fidelity Advisor Series Growth & Income Fund	7.4	7.4
Fidelity Advisor Series Growth Opportunities Fund	3.9	5.7
Fidelity Advisor Series Opportunistic Insights Fund	5.5	4.9
Fidelity Advisor Series Small Cap Fund	3.0	3.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.1	7.1
Fidelity Series 100 Index Fund	3.2	3.2
Fidelity Series 1000 Value Index Fund	1.2	1.2
Fidelity Series All-Sector Equity Fund	7.1	7.2
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Real Estate Equity Fund	0.7	0.7
Fidelity Series Small Cap Opportunities Fund	3.5	3.6
	60.0	60.8
International Equity Funds
Fidelity Series Emerging Markets Fund	7.4	7.1
Fidelity Series International Growth Fund	8.1	8.3
Fidelity Series International Small Cap Fund	1.8	1.9
Fidelity Series International Value Fund	8.0	8.2
	25.3	25.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.3	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	8.7	7.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	13.6	12.4
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.3	0.4
Fidelity Institutional Money Market Portfolio Institutional Class	0.8	0.9
	1.1	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.0%
International Equity Funds	25.3%
Bond Funds	13.6%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	60.8%
International Equity Funds	25.5%
Bond Funds	12.4%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2030 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	16,148,978	$166,980,436
Fidelity Advisor Series Equity-Income Fund (a)	26,045,111	300,039,683
Fidelity Advisor Series Growth & Income Fund (a)	17,355,209	207,221,197
Fidelity Advisor Series Growth Opportunities Fund (a)	9,877,388	109,540,233
Fidelity Advisor Series Opportunistic Insights Fund (a)	10,340,346	155,105,188
Fidelity Advisor Series Small Cap Fund (a)	7,755,346	82,904,653
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	16,885,539	200,093,643
Fidelity Series 100 Index Fund (a)	7,187,896	90,854,999
Fidelity Series 1000 Value Index Fund (a)	3,227,445	33,113,584
Fidelity Series All-Sector Equity Fund (a)	15,448,783	200,061,742
Fidelity Series Commodity Strategy Fund (a)(b)	3,977,517	21,757,016
Fidelity Series Real Estate Equity Fund (a)	1,638,563	20,629,505
Fidelity Series Small Cap Opportunities Fund (a)	8,464,510	99,457,994
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,554,244,679)		1,687,759,873

International Equity Funds - 25.3%
Fidelity Series Emerging Markets Fund (a)	14,379,148	207,347,316
Fidelity Series International Growth Fund (a)	16,892,426	227,034,205
Fidelity Series International Small Cap Fund (a)	3,326,388	51,625,538
Fidelity Series International Value Fund (a)	24,017,703	224,805,701
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $680,777,343)		710,812,760

Bond Funds - 13.6%
Fidelity Series Emerging Markets Debt Fund (a)	1,933,005	17,744,987
Fidelity Series Floating Rate High Income Fund (a)	802,716	7,593,690
Fidelity Series High Income Fund (a)	10,450,497	93,740,954
Fidelity Series Inflation-Protected Bond Index Fund (a)	592,362	5,710,373
Fidelity Series Investment Grade Bond Fund (a)	21,586,045	243,274,732
Fidelity Series Real Estate Income Fund (a)	1,333,501	14,415,148
TOTAL BOND FUNDS
(Cost $392,204,034)		382,479,884

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	907,708	9,049,847
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	21,098,629	21,098,629
TOTAL SHORT-TERM FUNDS
(Cost $30,174,602)		30,148,476
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,657,400,658)		2,811,200,993
NET OTHER ASSETS (LIABILITIES) - 0.0%		(567,226)
NET ASSETS - 100%		$2,810,633,767

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$170,939,544	$23,864,307	$18,687,151	$--	$166,980,436
Fidelity Advisor Series Equity-Income Fund	337,084,440	18,816,680	25,833,676	3,829,079	300,039,683
Fidelity Advisor Series Growth & Income Fund	234,898,179	20,337,131	20,270,905	1,975,043	207,221,197
Fidelity Advisor Series Growth Opportuniites Fund	180,049,078	5,587,455	69,856,962	--	109,540,233
Fidelity Advisor Series Opportunistic Insight Fund	157,066,598	21,330,859	18,016,307	--	155,105,188
Fidelity Advisor Series Short-Term Credit Fund	13,309,442	492,868	4,697,116	66,771	9,049,847
Fidelity Advisor Series Small Cap Fund	95,609,790	4,590,584	9,966,018	--	82,904,653
Fidelity Advisor Series Stock Selector Large Cap Value Fund	227,730,290	10,695,576	16,440,065	--	200,093,643
Fidelity Institutional Money Market Portfolio Institutional Class	27,494,891	3,192,725	9,588,987	20,690	21,098,629
Fidelity Series 100 Index Fund	102,298,856	3,744,978	10,670,706	--	90,854,999
Fidelity Series 1000 Value Index Fund	38,001,637	979,436	2,836,899	--	33,113,584
Fidelity Series All-Sector Equity Fund	227,959,760	8,538,073	17,995,638	--	200,061,742
Fidelity Series Commodity Strategy Fund	24,913,457	1,867,393	2,553,367	--	21,757,016
Fidelity Series Emerging Markets Debt Fund	19,779,598	1,041,733	2,049,503	558,632	17,744,987
Fidelity Series Emerging Markets Fund	227,769,807	34,362,527	18,583,592	--	207,347,316
Fidelity Series Floating Rate High Income Fund	15,494,247	495,653	8,135,324	237,745	7,593,690
Fidelity Series High Income Fund	106,346,466	6,981,974	10,958,711	2,834,492	93,740,954
Fidelity Series Inflation-Protected Bond Index Fund	946	5,790,701	78,777	146	5,710,373
Fidelity Series International Growth Fund	263,779,980	8,332,128	29,287,338	--	227,034,205
Fidelity Series International Small Cap Fund	60,471,957	1,510,843	9,415,975	--	51,625,538
Fidelity Series International Value Fund	259,813,671	11,740,698	28,675,479	--	224,805,701
Fidelity Series Investment Grade Bond Fund	237,385,975	44,943,372	32,705,694	3,015,863	243,274,732
Fidelity Series Real Estate Equity Fund	23,670,120	4,042,066	3,241,085	161,071	20,629,505
Fidelity Series Real Estate Income Fund	15,363,594	896,369	1,184,813	364,303	14,415,148
Fidelity Series Small Cap Opportunities Fund	115,222,466	9,959,879	10,054,194	215,089	99,457,994
Total	$3,182,454,789	$254,136,008	$381,784,282	$13,278,924	$2,811,200,993

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $2,657,400,658) — See accompanying schedule		$2,811,200,993
Cash		5
Receivable for investments sold		14,121,151
Receivable for fund shares sold		2,587,858
Total assets		2,827,910,007
Liabilities
Payable for investments purchased	$11,178,885
Payable for fund shares redeemed	5,526,517
Distribution and service plan fees payable	570,838
Total liabilities		17,276,240
Net Assets		$2,810,633,767
Net Assets consist of:
Paid in capital		$2,623,116,032
Undistributed net investment income		9,658,376
Accumulated undistributed net realized gain (loss) on investments		24,059,024
Net unrealized appreciation (depreciation) on investments		153,800,335
Net Assets		$2,810,633,767
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,489,666,765 ÷ 116,186,468 shares)		$12.82
Maximum offering price per share (100/94.25 of $12.82)		$13.60
Class T:
Net Asset Value and redemption price per share ($414,215,408 ÷ 32,443,844 shares)		$12.77
Maximum offering price per share (100/96.50 of $12.77)		$13.23
Class B:
Net Asset Value and offering price per share ($9,537,495 ÷ 748,272 shares)(a)		$12.75
Class C:
Net Asset Value and offering price per share ($83,959,693 ÷ 6,639,304 shares)(a)		$12.65
Class I:
Net Asset Value, offering price and redemption price per share ($813,254,406 ÷ 63,039,668 shares)		$12.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$13,278,924
Expenses
Distribution and service plan fees	$3,694,694
Independent trustees' compensation	6,561
Total expenses before reductions	3,701,255
Expense reductions	(6,561)	3,694,694
Net investment income (loss)		9,584,230
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	13,420,263
Capital gain distributions from underlying funds	15,469,256
Total net realized gain (loss)		28,889,519
Change in net unrealized appreciation (depreciation) on underlying funds		(257,025,790)
Net gain (loss)		(228,136,271)
Net increase (decrease) in net assets resulting from operations		$(218,552,041)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,584,230	$45,603,853
Net realized gain (loss)	28,889,519	182,835,692
Change in net unrealized appreciation (depreciation)	(257,025,790)	(23,701,670)
Net increase (decrease) in net assets resulting from operations	(218,552,041)	204,737,875
Distributions to shareholders from net investment income	(2,046,121)	(46,150,255)
Distributions to shareholders from net realized gain	(69,125,843)	(155,012,649)
Total distributions	(71,171,964)	(201,162,904)
Share transactions - net increase (decrease)	(81,473,223)	(59,413,992)
Total increase (decrease) in net assets	(371,197,228)	(55,839,021)
Net Assets
Beginning of period	3,181,830,995	3,237,670,016
End of period (including undistributed net investment income of $9,658,376 and undistributed net investment income of $2,120,267, respectively)	$2,810,633,767	$3,181,830,995

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.13	$14.15	$13.36	$12.48	$12.72	$11.29
Income from Investment Operations
Net investment income (loss)A	.04	.20	.17	.20	.19	.16
Net realized and unrealized gain (loss)	(1.03)	.70	1.47	.94	(.06)	1.54
Total from investment operations	(.99)	.90	1.64	1.14	.13	1.70
Distributions from net investment income	(.01)	(.21)	(.18)	(.20)	(.18)	(.16)
Distributions from net realized gain	(.31)	(.71)	(.67)	(.06)	(.19)	(.11)
Total distributions	(.32)	(.92)	(.85)	(.26)	(.37)	(.27)
Net asset value, end of period	$12.82	$14.13	$14.15	$13.36	$12.48	$12.72
Total ReturnB,C,D	(7.23)%	6.54%	12.60%	9.25%	1.25%	15.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.61%G	1.42%	1.24%	1.58%	1.57%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,489,667	$1,704,036	$1,777,132	$1,747,549	$1,506,827	$1,340,583
Portfolio turnover rateE	17%G	24%	53%	23%	16%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$14.10	$13.32	$12.44	$12.68	$11.25
Income from Investment Operations
Net investment income (loss)A	.02	.17	.14	.17	.16	.13
Net realized and unrealized gain (loss)	(1.03)	.71	1.46	.94	(.06)	1.54
Total from investment operations	(1.01)	.88	1.60	1.11	.10	1.67
Distributions from net investment income	–	(.18)	(.15)	(.17)	(.15)	(.13)
Distributions from net realized gain	(.31)	(.71)	(.67)	(.06)	(.19)	(.11)
Total distributions	(.31)	(.89)	(.82)	(.23)	(.34)	(.24)
Net asset value, end of period	$12.77	$14.09	$14.10	$13.32	$12.44	$12.68
Total ReturnB,C,D	(7.37)%	6.37%	12.29%	9.02%	.98%	14.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.36%G	1.17%	.99%	1.33%	1.32%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$414,215	$453,137	$453,944	$387,102	$335,407	$348,443
Portfolio turnover rateE	17%G	24%	53%	23%	16%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.08	$14.07	$13.29	$12.41	$12.63	$11.21
Income from Investment Operations
Net investment income (loss)A	(.01)	.10	.07	.10	.10	.07
Net realized and unrealized gain (loss)	(1.02)	.70	1.45	.94	(.06)	1.53
Total from investment operations	(1.03)	.80	1.52	1.04	.04	1.60
Distributions from net investment income	–	(.10)	(.07)	(.10)	(.08)	(.07)
Distributions from net realized gain	(.30)	(.69)	(.66)	(.06)	(.18)	(.11)
Total distributions	(.30)	(.79)	(.74)B	(.16)	(.26)	(.18)
Net asset value, end of period	$12.75	$14.08	$14.07	$13.29	$12.41	$12.63
Total ReturnC,D,E	(7.55)%	5.82%	11.69%	8.44%	.52%	14.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.14)%H	.67%	.49%	.83%	.82%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$9,537	$13,944	$21,330	$27,191	$34,324	$47,275
Portfolio turnover rateF	17%H	24%	53%	23%	16%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.74 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.97	$14.00	$13.23	$12.37	$12.60	$11.19
Income from Investment Operations
Net investment income (loss)A	(.01)	.09	.07	.10	.10	.07
Net realized and unrealized gain (loss)	(1.01)	.70	1.45	.93	(.05)	1.53
Total from investment operations	(1.02)	.79	1.52	1.03	.05	1.60
Distributions from net investment income	–B	(.12)	(.09)	(.11)	(.09)	(.08)
Distributions from net realized gain	(.30)	(.70)	(.66)	(.06)	(.18)	(.11)
Total distributions	(.30)	(.82)	(.75)	(.17)	(.28)C	(.19)
Net asset value, end of period	$12.65	$13.97	$14.00	$13.23	$12.37	$12.60
Total ReturnD,E,F	(7.54)%	5.76%	11.77%	8.39%	.55%	14.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.14)%I	.67%	.49%	.83%	.82%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$83,960	$91,154	$87,867	$75,384	$66,418	$68,349
Portfolio turnover rateG	17%I	24%	53%	23%	16%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.21	$14.22	$13.42	$12.54	$12.77	$11.33
Income from Investment Operations
Net investment income (loss)A	.06	.24	.20	.23	.22	.19
Net realized and unrealized gain (loss)	(1.04)	.71	1.48	.94	(.05)	1.55
Total from investment operations	(.98)	.95	1.68	1.17	.17	1.74
Distributions from net investment income	(.02)	(.25)	(.21)	(.23)	(.21)	(.19)
Distributions from net realized gain	(.31)	(.71)	(.67)	(.06)	(.19)	(.11)
Total distributions	(.33)	(.96)	(.88)	(.29)	(.40)	(.30)
Net asset value, end of period	$12.90	$14.21	$14.22	$13.42	$12.54	$12.77
Total ReturnB,C	(7.13)%	6.85%	12.89%	9.47%	1.57%	15.56%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	.86%G	1.67%	1.49%	1.83%	1.82%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$813,254	$919,561	$897,398	$716,715	$505,761	$321,529
Portfolio turnover rateD	17%G	24%	53%	23%	16%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.5	5.8
Fidelity Advisor Series Equity-Income Fund	11.7	11.5
Fidelity Advisor Series Growth & Income Fund	8.0	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.3	5.9
Fidelity Advisor Series Opportunistic Insights Fund	6.0	5.3
Fidelity Advisor Series Small Cap Fund	3.2	3.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.7
Fidelity Series 100 Index Fund	3.5	3.4
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.7
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	65.6	65.5
International Equity Funds
Fidelity Series Emerging Markets Fund	7.9	7.7
Fidelity Series International Growth Fund	8.9	9.0
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	8.9
	27.7	27.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.4	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	0.7	0.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	5.6
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.3	0.4
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.9
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.6%
Bond Funds	5.6%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2035 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	13,349,394	$138,032,731
Fidelity Advisor Series Equity-Income Fund (a)	21,551,354	248,271,601
Fidelity Advisor Series Growth & Income Fund (a)	14,349,228	171,329,786
Fidelity Advisor Series Growth Opportunities Fund (a)	8,160,801	90,503,284
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,571,971	128,579,560
Fidelity Advisor Series Small Cap Fund (a)	6,417,523	68,603,323
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	13,960,528	165,432,259
Fidelity Series 100 Index Fund (a)	5,952,147	75,235,140
Fidelity Series 1000 Value Index Fund (a)	2,689,022	27,589,362
Fidelity Series All-Sector Equity Fund (a)	12,772,651	165,405,828
Fidelity Series Commodity Strategy Fund (a)(b)	3,036,939	16,612,057
Fidelity Series Real Estate Equity Fund (a)	1,355,856	17,070,229
Fidelity Series Small Cap Opportunities Fund (a)	6,992,488	82,161,735
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,286,879,817)		1,394,826,895

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund (a)	11,617,123	167,518,907
Fidelity Series International Growth Fund (a)	14,131,581	189,928,453
Fidelity Series International Small Cap Fund (a)	2,782,709	43,187,643
Fidelity Series International Value Fund (a)	20,140,698	188,516,935
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $565,506,474)		589,151,938

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	1,456,087	13,366,875
Fidelity Series Floating Rate High Income Fund (a)	613,063	5,799,576
Fidelity Series High Income Fund (a)	7,967,009	71,464,070
Fidelity Series Inflation-Protected Bond Index Fund (a)	438,303	4,225,236
Fidelity Series Investment Grade Bond Fund (a)	1,393,607	15,705,950
Fidelity Series Real Estate Income Fund (a)	1,018,069	11,005,324
TOTAL BOND FUNDS
(Cost $129,981,403)		121,567,031

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	660,828	6,588,454
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	15,360,002	15,360,002
TOTAL SHORT-TERM FUNDS
(Cost $21,967,339)		21,948,456
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,004,335,033)		2,127,494,320
NET OTHER ASSETS (LIABILITIES) - 0.0%		(412,701)
NET ASSETS - 100%		$2,127,081,619

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$139,071,615	$21,007,713	$14,473,592	$--	$138,032,731
Fidelity Advisor Series Equity-Income Fund	274,575,945	18,816,218	20,131,909	3,145,981	248,271,601
Fidelity Advisor Series Growth & Income Fund	190,845,540	17,159,752	13,556,386	1,617,805	171,329,786
Fidelity Advisor Series Growth Opportunities Fund	141,746,692	5,078,526	50,902,963	--	90,503,284
Fidelity Advisor Series Opportunistic Insights Fund	128,091,910	18,819,970	13,890,037	--	128,579,560
Fidelity Advisor Series Short-Term Credit Fund	10,233,738	447,458	4,052,201	49,323	6,588,454
Fidelity Advisor Series Small Cap Fund	78,904,440	3,955,274	8,151,792	--	68,603,323
Fidelity Advisor Series Stock Selector Large Cap Value Fund	184,581,639	11,514,587	12,436,124	--	165,432,259
Fidelity Institutional Money Market Portfolio Institutional Class	21,928,807	1,454,940	8,023,746	15,597	15,360,002
Fidelity Series 100 Index Fund	82,346,765	4,480,259	7,774,178	--	75,235,140
Fidelity Series 1000 Value Index Fund	30,631,793	1,697,690	2,204,069	--	27,589,362
Fidelity Series All-Sector Equity Fund	185,329,287	8,882,233	13,442,667	--	165,405,828
Fidelity Series Commodity Strategy Fund	18,229,184	2,023,134	1,742,443	--	16,612,057
Fidelity Series Emerging Markets Debt Fund	14,881,074	889,333	1,621,999	423,036	13,366,875
Fidelity Series Emerging Markets Fund	184,292,937	25,346,448	12,661,770	--	167,518,907
Fidelity Series Floating Rate High Income Fund	11,610,849	438,402	6,048,629	179,870	5,799,576
Fidelity Series High Income Fund	81,052,937	5,024,510	8,038,224	2,161,855	71,464,070
Fidelity Series Inflation-Protected Bond Index Fund	--	4,287,537	60,816	110	4,225,236
Fidelity Series International Growth Fund	215,313,978	9,160,150	21,159,007	--	189,928,453
Fidelity Series International Small Cap Fund	48,363,252	1,874,995	6,172,254	--	43,187,643
Fidelity Series International Value Fund	212,338,660	12,093,503	20,601,374	--	188,516,935
Fidelity Series Investment Grade Bond Fund	13,999,115	8,360,295	6,273,448	194,282	15,705,950
Fidelity Series Real Estate Equity Fund	18,692,496	4,263,706	2,737,258	133,487	17,070,229
Fidelity Series Real Estate Income Fund	11,517,949	769,200	779,671	276,999	11,005,324
Fidelity Series Small Cap Opportunities Fund	95,577,883	8,694,227	9,118,196	178,374	82,161,735
Total	$2,394,158,485	$196,540,060	$266,054,753	$8,376,719	$2,127,494,320

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $2,004,335,033) — See accompanying schedule		$2,127,494,320
Cash		8
Receivable for investments sold		7,242,221
Receivable for fund shares sold		2,247,336
Total assets		2,136,983,885
Liabilities
Payable for investments purchased	$6,446,856
Payable for fund shares redeemed	3,040,372
Distribution and service plan fees payable	415,038
Total liabilities		9,902,266
Net Assets		$2,127,081,619
Net Assets consist of:
Paid in capital		$1,980,457,632
Undistributed net investment income		5,682,274
Accumulated undistributed net realized gain (loss) on investments		17,782,426
Net unrealized appreciation (depreciation) on investments		123,159,287
Net Assets		$2,127,081,619
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,146,085,649 ÷ 94,089,915 shares)		$12.18
Maximum offering price per share (100/94.25 of $12.18)		$12.92
Class T:
Net Asset Value and redemption price per share ($287,898,335 ÷ 23,800,633 shares)		$12.10
Maximum offering price per share (100/96.50 of $12.10)		$12.54
Class B:
Net Asset Value and offering price per share ($6,562,919 ÷ 546,985 shares)(a)		$12.00
Class C:
Net Asset Value and offering price per share ($52,728,693 ÷ 4,416,913 shares)(a)		$11.94
Class I:
Net Asset Value, offering price and redemption price per share ($633,806,023 ÷ 51,690,793 shares)		$12.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$8,376,719
Expenses
Distribution and service plan fees	$2,691,181
Independent trustees' compensation	4,971
Total expenses before reductions	2,696,152
Expense reductions	(4,971)	2,691,181
Net investment income (loss)		5,685,538
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	8,476,065
Capital gain distributions from underlying funds	12,798,898
Total net realized gain (loss)		21,274,963
Change in net unrealized appreciation (depreciation) on underlying funds		(205,625,547)
Net gain (loss)		(184,350,584)
Net increase (decrease) in net assets resulting from operations		$(178,665,046)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,685,538	$32,752,795
Net realized gain (loss)	21,274,963	143,098,013
Change in net unrealized appreciation (depreciation)	(205,625,547)	(19,036,232)
Net increase (decrease) in net assets resulting from operations	(178,665,046)	156,814,576
Distributions to shareholders from net investment income	(770,009)	(33,529,759)
Distributions to shareholders from net realized gain	(53,260,948)	(124,965,915)
Total distributions	(54,030,957)	(158,495,674)
Share transactions - net increase (decrease)	(33,929,982)	9,300,018
Total increase (decrease) in net assets	(266,625,985)	7,618,920
Net Assets
Beginning of period	2,393,707,604	2,386,088,684
End of period (including undistributed net investment income of $5,682,274 and undistributed net investment income of $766,745, respectively)	$2,127,081,619	$2,393,707,604

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$13.54	$12.74	$11.80	$12.11	$10.65
Income from Investment Operations
Net investment income (loss)A	.03	.19	.15	.18	.16	.14
Net realized and unrealized gain (loss)	(1.05)	.71	1.59	.97	(.13)	1.56
Total from investment operations	(1.02)	.90	1.74	1.15	.03	1.70
Distributions from net investment income	–B	(.19)	(.15)	(.18)	(.15)	(.13)
Distributions from net realized gain	(.30)	(.73)	(.79)	(.04)	(.19)	(.11)
Total distributions	(.31)C	(.93)D	(.94)	(.21)E	(.34)	(.24)
Net asset value, end of period	$12.18	$13.51	$13.54	$12.74	$11.80	$12.11
Total ReturnF,G,H	(7.82)%	6.81%	14.15%	9.89%	.47%	16.13%
Ratios to Average Net AssetsI,J
Expenses before reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.46%K	1.36%	1.13%	1.54%	1.39%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$1,146,086	$1,313,452	$1,348,500	$1,258,797	$1,057,102	$906,896
Portfolio turnover rateI	17%K	25%	48%	25%	13%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.303 per share.

 D Total distributions of $.93 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.733 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.42	$13.46	$12.68	$11.74	$12.05	$10.60
Income from Investment Operations
Net investment income (loss)A	.01	.15	.11	.15	.13	.11
Net realized and unrealized gain (loss)	(1.03)	.71	1.58	.97	(.13)	1.55
Total from investment operations	(1.02)	.86	1.69	1.12	–	1.66
Distributions from net investment income	–	(.16)	(.12)	(.15)	(.12)	(.11)
Distributions from net realized gain	(.30)	(.73)	(.79)	(.04)	(.19)	(.11)
Total distributions	(.30)	(.90)B	(.91)	(.18)C	(.31)	(.21)D
Net asset value, end of period	$12.10	$13.42	$13.46	$12.68	$11.74	$12.05
Total ReturnE,F,G	(7.84)%	6.52%	13.81%	9.69%	.19%	15.84%
Ratios to Average Net AssetsH,I
Expenses before reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.21%J	1.11%	.88%	1.29%	1.14%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$287,898	$303,711	$276,113	$216,701	$166,843	$169,442
Portfolio turnover rateH	17%J	25%	48%	25%	13%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.90 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.733 per share.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.34	$13.37	$12.59	$11.67	$11.96	$10.52
Income from Investment Operations
Net investment income (loss)A	(.02)	.08	.05	.09	.07	.05
Net realized and unrealized gain (loss)	(1.03)	.70	1.57	.95	(.12)	1.55
Total from investment operations	(1.05)	.78	1.62	1.04	(.05)	1.60
Distributions from net investment income	–	(.10)	(.06)	(.09)	(.07)	(.06)
Distributions from net realized gain	(.29)	(.72)	(.78)	(.04)	(.17)	(.10)
Total distributions	(.29)	(.81)B	(.84)	(.12)C	(.24)	(.16)
Net asset value, end of period	$12.00	$13.34	$13.37	$12.59	$11.67	$11.96
Total ReturnD,E,F	(8.13)%	6.00%	13.32%	9.02%	(.23)%	15.28%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)%I	.62%	.38%	.79%	.64%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$6,563	$9,560	$14,454	$17,884	$22,013	$28,360
Portfolio turnover rateG	17%I	25%	48%	25%	13%	30%
 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.81 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.718 per share.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.036 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.27	$13.32	$12.56	$11.65	$11.96	$10.52
Income from Investment Operations
Net investment income (loss)A	(.02)	.08	.05	.09	.07	.06
Net realized and unrealized gain (loss)	(1.02)	.70	1.56	.95	(.13)	1.54
Total from investment operations	(1.04)	.78	1.61	1.04	(.06)	1.60
Distributions from net investment income	–	(.11)	(.07)	(.10)	(.08)	(.06)
Distributions from net realized gain	(.29)	(.72)	(.78)	(.04)	(.18)	(.10)
Total distributions	(.29)	(.83)	(.85)	(.13)B	(.25)C	(.16)
Net asset value, end of period	$11.94	$13.27	$13.32	$12.56	$11.65	$11.96
Total ReturnD,E,F	(8.09)%	6.01%	13.27%	9.04%	(.29)%	15.33%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)%I	.61%	.38%	.79%	.64%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$52,729	$56,318	$51,931	$43,447	$38,614	$36,389
Portfolio turnover rateG	17%I	25%	48%	25%	13%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.59	$13.61	$12.80	$11.86	$12.17	$10.69
Income from Investment Operations
Net investment income (loss)A	.05	.22	.18	.21	.19	.17
Net realized and unrealized gain (loss)	(1.07)	.72	1.60	.97	(.14)	1.57
Total from investment operations	(1.02)	.94	1.78	1.18	.05	1.74
Distributions from net investment income	(.01)	(.23)	(.18)	(.20)	(.17)	(.16)
Distributions from net realized gain	(.30)	(.73)	(.79)	(.04)	(.19)	(.11)
Total distributions	(.31)	(.96)	(.97)	(.24)	(.36)	(.26)B
Net asset value, end of period	$12.26	$13.59	$13.61	$12.80	$11.86	$12.17
Total ReturnC,D	(7.71)%	7.11%	14.44%	10.10%	.71%	16.51%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%H	-%	-%	-%	-%	-%
Expenses net of all reductions	-%H	-%	-%	-%	-%	-%
Net investment income (loss)	.71%H	1.61%	1.38%	1.79%	1.64%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$633,806	$710,667	$695,092	$547,049	$360,580	$218,092
Portfolio turnover rateE	17%H	25%	48%	25%	13%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.5	5.8
Fidelity Advisor Series Equity-Income Fund	11.7	11.5
Fidelity Advisor Series Growth & Income Fund	8.0	7.9
Fidelity Advisor Series Growth Opportunities Fund	4.3	6.0
Fidelity Advisor Series Opportunistic Insights Fund	6.0	5.3
Fidelity Advisor Series Small Cap Fund	3.2	3.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.7
Fidelity Series 100 Index Fund	3.5	3.4
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.7
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	65.6	65.5
International Equity Funds
Fidelity Series Emerging Markets Fund	7.9	7.7
Fidelity Series International Growth Fund	8.9	9.0
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	8.9
	27.7	27.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.4	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	0.7	0.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	5.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.3	0.5
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.9
	1.0	1.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2040 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	12,376,762	$127,975,723
Fidelity Advisor Series Equity-Income Fund (a)	19,982,285	230,195,918
Fidelity Advisor Series Growth & Income Fund (a)	13,303,938	158,849,023
Fidelity Advisor Series Growth Opportunities Fund (a)	7,566,010	83,907,053
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,949,716	119,245,737
Fidelity Advisor Series Small Cap Fund (a)	5,950,269	63,608,378
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,943,540	153,380,947
Fidelity Series 100 Index Fund (a)	5,518,775	69,757,321
Fidelity Series 1000 Value Index Fund (a)	2,493,237	25,580,615
Fidelity Series All-Sector Equity Fund (a)	11,842,194	153,356,418
Fidelity Series Commodity Strategy Fund (a)(b)	2,815,922	15,403,094
Fidelity Series Real Estate Equity Fund (a)	1,257,093	15,826,807
Fidelity Series Small Cap Opportunities Fund (a)	6,482,785	76,172,718
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,193,311,046)		1,293,259,752

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund (a)	10,770,280	155,307,439
Fidelity Series International Growth Fund (a)	13,102,697	176,100,242
Fidelity Series International Small Cap Fund (a)	2,580,104	40,043,207
Fidelity Series International Value Fund (a)	18,674,524	174,793,541
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $518,240,216)		546,244,429

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	1,348,676	12,380,848
Fidelity Series Floating Rate High Income Fund (a)	567,615	5,369,638
Fidelity Series High Income Fund (a)	7,393,735	66,321,806
Fidelity Series Inflation-Protected Bond Index Fund (a)	404,990	3,904,105
Fidelity Series Investment Grade Bond Fund (a)	1,292,138	14,562,393
Fidelity Series Real Estate Income Fund (a)	943,987	10,204,499
TOTAL BOND FUNDS
(Cost $121,149,675)		112,743,289

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	612,711	6,108,728
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	14,241,531	14,241,531
TOTAL SHORT-TERM FUNDS
(Cost $20,367,844)		20,350,259
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,853,068,781)		1,972,597,729
NET OTHER ASSETS (LIABILITIES) - 0.0%		(406,844)
NET ASSETS - 100%		$1,972,190,885

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$131,565,060	$18,553,120	$15,101,479	$--	$127,975,723
Fidelity Advisor Series Equity-Income Fund	259,592,965	15,562,516	21,833,522	2,959,526	230,195,918
Fidelity Advisor Series Growth & Income Fund	179,678,929	15,161,219	14,591,452	1,518,472	158,849,023
Fidelity Advisor Series Growth Opportuniites Fund	135,077,253	3,930,946	50,184,002	--	83,907,053
Fidelity Advisor Series Opportunistic Insight Fund	121,206,364	16,510,295	14,467,829	--	119,245,737
Fidelity Advisor Series Short-Term Credit Fund	9,685,199	340,655	3,879,265	46,055	6,108,728
Fidelity Advisor Series Small Cap Fund	74,645,104	3,031,592	8,423,737	--	63,608,378
Fidelity Advisor Series Stock Selector Large Cap Value Fund	174,448,993	9,466,227	13,654,587	--	153,380,947
Fidelity Institutional Money Market Portfolio Institutional Class	20,743,058	1,103,071	7,604,597	14,584	14,241,531
Fidelity Series 100 Index Fund	77,652,185	3,972,050	8,365,882	--	69,757,321
Fidelity Series 1000 Value Index Fund	28,957,796	1,369,736	2,401,462	--	25,580,615
Fidelity Series All-Sector Equity Fund	175,326,589	6,772,866	14,533,500	--	153,356,418
Fidelity Series Commodity Strategy Fund	17,242,225	1,603,570	1,687,942	--	15,403,094
Fidelity Series Emerging Markets Debt Fund	14,081,870	732,459	1,712,081	394,910	12,380,848
Fidelity Series Emerging Markets Fund	173,453,127	22,918,736	13,688,494	--	155,307,439
Fidelity Series Floating Rate High Income Fund	10,987,601	359,049	5,791,349	168,442	5,369,638
Fidelity Series High Income Fund	75,792,449	5,187,213	8,530,595	2,019,452	66,321,806
Fidelity Series Inflation-Protected Bond Index Fund	--	3,958,901	53,533	102	3,904,105
Fidelity Series International Growth Fund	204,618,540	6,182,873	22,417,576	--	176,100,242
Fidelity Series International Small Cap Fund	45,805,043	1,433,992	6,429,280	--	40,043,207
Fidelity Series International Value Fund	201,669,613	9,063,296	21,901,624	--	174,793,541
Fidelity Series Investment Grade Bond Fund	13,175,630	8,141,342	6,402,379	180,583	14,562,393
Fidelity Series Real Estate Equity Fund	18,055,060	3,493,929	2,780,771	123,403	15,826,807
Fidelity Series Real Estate Income Fund	10,898,223	650,610	876,257	258,163	10,204,499
Fidelity Series Small Cap Opportunities Fund	90,445,593	7,053,834	9,291,669	165,312	76,172,718
Total	$2,264,804,469	$166,554,097	$276,604,864	$7,849,004	$1,972,597,729

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,853,068,781) — See accompanying schedule		$1,972,597,729
Cash		7
Receivable for investments sold		7,073,680
Receivable for fund shares sold		2,064,733
Total assets		1,981,736,149
Liabilities
Payable for investments purchased	$5,995,688
Payable for fund shares redeemed	3,142,736
Distribution and service plan fees payable	406,840
Total liabilities		9,545,264
Net Assets		$1,972,190,885
Net Assets consist of:
Paid in capital		$1,828,823,140
Undistributed net investment income		5,220,187
Accumulated undistributed net realized gain (loss) on investments		18,618,610
Net unrealized appreciation (depreciation) on investments		119,528,948
Net Assets		$1,972,190,885
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,009,276,235 ÷ 77,311,800 shares)		$13.05
Maximum offering price per share (100/94.25 of $13.05)		$13.85
Class T:
Net Asset Value and redemption price per share ($297,902,334 ÷ 22,899,523 shares)		$13.01
Maximum offering price per share (100/96.50 of $13.01)		$13.48
Class B:
Net Asset Value and offering price per share ($8,021,141 ÷ 621,997 shares)(a)		$12.90
Class C:
Net Asset Value and offering price per share ($70,327,928 ÷ 5,488,476 shares)(a)		$12.81
Class I:
Net Asset Value, offering price and redemption price per share ($586,663,247 ÷ 44,657,413 shares)		$13.14

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$7,849,004
Expenses
Distribution and service plan fees	$2,654,664
Independent trustees' compensation	4,667
Total expenses before reductions	2,659,331
Expense reductions	(4,667)	2,654,664
Net investment income (loss)		5,194,340
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	10,699,687
Capital gain distributions from underlying funds	11,872,234
Total net realized gain (loss)		22,571,921
Change in net unrealized appreciation (depreciation) on underlying funds		(192,855,673)
Net gain (loss)		(170,283,752)
Net increase (decrease) in net assets resulting from operations		$(165,089,412)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,194,340	$30,521,189
Net realized gain (loss)	22,571,921	135,785,473
Change in net unrealized appreciation (depreciation)	(192,855,673)	(17,567,018)
Net increase (decrease) in net assets resulting from operations	(165,089,412)	148,739,644
Distributions to shareholders from net investment income	(677,276)	(31,124,677)
Distributions to shareholders from net realized gain	(53,078,382)	(116,446,633)
Total distributions	(53,755,658)	(147,571,310)
Share transactions - net increase (decrease)	(73,320,802)	(29,267,178)
Total increase (decrease) in net assets	(292,165,872)	(28,098,844)
Net Assets
Beginning of period	2,264,356,757	2,292,455,601
End of period (including undistributed net investment income of $5,220,187 and undistributed net investment income of $703,123, respectively)	$1,972,190,885	$2,264,356,757

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.49	$14.51	$13.61	$12.60	$12.95	$11.37
Income from Investment Operations
Net investment income (loss)A	.03	.20	.15	.19	.17	.15
Net realized and unrealized gain (loss)	(1.12)	.76	1.74	1.05	(.15)	1.69
Total from investment operations	(1.09)	.96	1.89	1.24	.02	1.84
Distributions from net investment income	–B	(.21)	(.16)	(.19)	(.16)	(.15)
Distributions from net realized gain	(.35)	(.77)	(.83)	(.04)	(.21)	(.11)
Total distributions	(.35)	(.98)	(.99)	(.23)	(.37)	(.26)
Net asset value, end of period	$13.05	$14.49	$14.51	$13.61	$12.60	$12.95
Total ReturnC,D,E	(7.79)%	6.76%	14.37%	9.94%	.38%	16.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.46%H	1.35%	1.10%	1.53%	1.38%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,009,276	$1,154,277	$1,195,641	$1,133,722	$967,348	$865,008
Portfolio turnover rateF	15%H	24%	47%	26%	14%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.45	$14.47	$13.58	$12.57	$12.92	$11.34
Income from Investment Operations
Net investment income (loss)A	.02	.16	.12	.16	.14	.12
Net realized and unrealized gain (loss)	(1.12)	.76	1.73	1.04	(.16)	1.68
Total from investment operations	(1.10)	.92	1.85	1.20	(.02)	1.80
Distributions from net investment income	–	(.17)	(.13)	(.16)	(.13)	(.11)
Distributions from net realized gain	(.34)	(.77)	(.83)	(.04)	(.21)	(.11)
Total distributions	(.34)	(.94)	(.96)	(.19)B	(.33)C	(.22)
Net asset value, end of period	$13.01	$14.45	$14.47	$13.58	$12.57	$12.92
Total ReturnD,E,F	(7.87)%	6.51%	14.06%	9.69%	.12%	16.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.21%I	1.10%	.85%	1.28%	1.13%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$297,902	$333,069	$341,608	$288,886	$262,944	$276,335
Portfolio turnover rateG	15%I	24%	47%	26%	14%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.35	$14.36	$13.48	$12.48	$12.82	$11.26
Income from Investment Operations
Net investment income (loss)A	(.02)	.09	.05	.10	.08	.06
Net realized and unrealized gain (loss)	(1.10)	.75	1.71	1.03	(.15)	1.66
Total from investment operations	(1.12)	.84	1.76	1.13	(.07)	1.72
Distributions from net investment income	–	(.10)	(.06)	(.09)	(.07)	(.06)
Distributions from net realized gain	(.33)	(.75)	(.82)	(.04)	(.20)	(.10)
Total distributions	(.33)	(.85)	(.88)	(.13)	(.27)	(.16)
Net asset value, end of period	$12.90	$14.35	$14.36	$13.48	$12.48	$12.82
Total ReturnB,C,D	(8.07)%	5.97%	13.49%	9.14%	(.36)%	15.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)%G	.60%	.35%	.78%	.63%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$8,021	$11,602	$18,270	$24,481	$31,574	$41,935
Portfolio turnover rateE	15%G	24%	47%	26%	14%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$14.30	$13.43	$12.45	$12.80	$11.25
Income from Investment Operations
Net investment income (loss)A	(.02)	.09	.05	.10	.08	.06
Net realized and unrealized gain (loss)	(1.11)	.75	1.71	1.02	(.15)	1.66
Total from investment operations	(1.13)	.84	1.76	1.12	(.07)	1.72
Distributions from net investment income	–	(.12)	(.07)	(.11)	(.08)	(.07)
Distributions from net realized gain	(.33)	(.75)	(.82)	(.04)	(.20)	(.10)
Total distributions	(.33)	(.87)	(.89)	(.14)B	(.28)	(.17)
Net asset value, end of period	$12.81	$14.27	$14.30	$13.43	$12.45	$12.80
Total ReturnC,D,E	(8.19)%	6.01%	13.57%	9.09%	(.35)%	15.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)%H	.60%	.35%	.78%	.63%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$70,328	$77,130	$72,247	$62,893	$56,910	$58,416
Portfolio turnover rateF	15%H	24%	47%	26%	14%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.57	$14.59	$13.67	$12.65	$13.00	$11.42
Income from Investment Operations
Net investment income (loss)A	.05	.23	.19	.23	.20	.18
Net realized and unrealized gain (loss)	(1.12)	.76	1.75	1.05	(.16)	1.69
Total from investment operations	(1.07)	.99	1.94	1.28	.04	1.87
Distributions from net investment income	(.01)	(.24)	(.19)	(.22)	(.19)	(.18)
Distributions from net realized gain	(.35)	(.77)	(.83)	(.04)	(.21)	(.11)
Total distributions	(.36)	(1.01)	(1.02)	(.26)	(.39)B	(.29)
Net asset value, end of period	$13.14	$14.57	$14.59	$13.67	$12.65	$13.00
Total ReturnC,D	(7.62)%	6.99%	14.73%	10.24%	.61%	16.57%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	.71%H	1.60%	1.35%	1.78%	1.63%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$586,663	$688,278	$664,689	$508,363	$352,751	$229,228
Portfolio turnover rateE	15%H	24%	47%	26%	14%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.5	5.8
Fidelity Advisor Series Equity-Income Fund	11.7	11.6
Fidelity Advisor Series Growth & Income Fund	8.0	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.3	5.6
Fidelity Advisor Series Opportunistic Insights Fund	6.0	5.4
Fidelity Advisor Series Small Cap Fund	3.2	3.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.7
Fidelity Series Commodity Strategy Fund	0.8	0.7
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	65.6	65.5
International Equity Funds
Fidelity Series Emerging Markets Fund	7.9	7.7
Fidelity Series International Growth Fund	8.9	9.0
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	8.9
	27.7	27.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.4	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	0.7	0.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	5.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.3	0.5
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.9
	1.0	1.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2045 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	6,796,204	$70,272,751
Fidelity Advisor Series Equity-Income Fund (a)	10,971,587	126,392,680
Fidelity Advisor Series Growth & Income Fund (a)	7,305,203	87,224,123
Fidelity Advisor Series Growth Opportunities Fund (a)	4,154,735	46,076,017
Fidelity Advisor Series Opportunistic Insights Fund (a)	4,363,673	65,455,095
Fidelity Advisor Series Small Cap Fund (a)	3,267,098	34,925,282
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	7,107,320	84,221,743
Fidelity Series 100 Index Fund (a)	3,030,182	38,301,498
Fidelity Series 1000 Value Index Fund (a)	1,368,957	14,045,501
Fidelity Series All-Sector Equity Fund (a)	6,502,566	84,208,229
Fidelity Series Commodity Strategy Fund (a)(b)	1,545,675	8,454,844
Fidelity Series Real Estate Equity Fund (a)	690,253	8,690,284
Fidelity Series Small Cap Opportunities Fund (a)	3,559,949	41,829,396
TOTAL DOMESTIC EQUITY FUNDS
(Cost $660,180,048)		710,097,443

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund (a)	5,914,663	85,289,438
Fidelity Series International Growth Fund (a)	7,194,257	96,690,808
Fidelity Series International Small Cap Fund (a)	1,416,650	21,986,404
Fidelity Series International Value Fund (a)	10,255,020	95,986,988
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $291,668,512)		299,953,638

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	741,180	6,804,036
Fidelity Series Floating Rate High Income Fund (a)	311,845	2,950,051
Fidelity Series High Income Fund (a)	4,052,899	36,354,506
Fidelity Series Inflation-Protected Bond Index Fund (a)	223,957	2,158,945
Fidelity Series Investment Grade Bond Fund (a)	709,464	7,995,661
Fidelity Series Real Estate Income Fund (a)	517,852	5,597,985
TOTAL BOND FUNDS
(Cost $66,058,733)		61,861,184

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	336,419	3,354,102
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	7,819,671	7,819,671
TOTAL SHORT-TERM FUNDS
(Cost $11,183,264)		11,173,773
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,029,090,557)		1,083,086,038
NET OTHER ASSETS (LIABILITIES) - 0.0%		(199,510)
NET ASSETS - 100%		$1,082,886,528

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$69,943,920	$12,259,056	$8,094,269	$--	$70,272,751
Fidelity Advisor Series Equity-Income Fund	139,722,476	11,317,345	12,059,160	1,596,524	126,392,680
Fidelity Advisor Series Growth & Income Fund	95,978,233	10,922,501	8,009,646	817,023	87,224,123
Fidelity Advisor Series Growth Opportuniites Fund	67,865,683	3,870,372	22,817,716	--	46,076,017
Fidelity Advisor Series Opportunistic Insight Fund	64,496,720	10,950,808	7,742,568	--	65,455,095
Fidelity Advisor Series Short-Term Credit Fund	5,136,286	314,720	2,076,485	24,852	3,354,102
Fidelity Advisor Series Small Cap Fund	39,679,968	2,896,167	4,572,715	--	34,925,282
Fidelity Advisor Series Stock Selector Large Cap Value Fund	93,587,750	7,127,533	7,303,100	--	84,221,743
Fidelity Institutional Money Market Portfolio Institutional Class	11,028,897	905,371	4,114,597	7,877	7,819,671
Fidelity Series 100 Index Fund	41,675,050	2,699,151	4,146,535	--	38,301,498
Fidelity Series 1000 Value Index Fund	15,411,426	1,156,081	1,242,690	--	14,045,501
Fidelity Series All-Sector Equity Fund	93,180,847	6,610,519	7,821,457	--	84,208,229
Fidelity Series Commodity Strategy Fund	9,087,266	1,189,687	863,471	--	8,454,844
Fidelity Series Emerging Markets Debt Fund	7,481,511	603,041	886,970	212,719	6,804,036
Fidelity Series Emerging Markets Fund	92,286,951	15,290,443	7,390,558	--	85,289,438
Fidelity Series Floating Rate High Income Fund	5,836,560	310,356	3,095,089	90,732	2,950,051
Fidelity Series High Income Fund	40,383,368	3,681,791	4,386,678	1,086,775	36,354,506
Fidelity Series Inflation-Protected Bond Index Fund	--	2,184,715	25,053	56	2,158,945
Fidelity Series International Growth Fund	108,601,819	6,641,866	11,791,654	--	96,690,808
Fidelity Series International Small Cap Fund	24,420,397	1,443,731	3,436,721	--	21,986,404
Fidelity Series International Value Fund	107,078,702	8,162,215	11,504,665	--	95,986,988
Fidelity Series Investment Grade Bond Fund	6,998,992	4,832,087	3,648,019	97,026	7,995,661
Fidelity Series Real Estate Equity Fund	9,609,815	2,082,793	1,427,076	66,519	8,690,284
Fidelity Series Real Estate Income Fund	5,763,900	537,053	450,037	139,576	5,597,985
Fidelity Series Small Cap Opportunities Fund	48,151,887	5,542,294	5,295,793	90,277	41,829,396
Total	$1,203,408,424	$123,531,696	$144,202,722	$4,229,956	$1,083,086,038

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,029,090,557) — See accompanying schedule		$1,083,086,038
Receivable for investments sold		3,691,209
Receivable for fund shares sold		1,506,532
Total assets		1,088,283,779
Liabilities
Payable for investments purchased	$3,295,973
Payable for fund shares redeemed	1,901,851
Distribution and service plan fees payable	199,427
Total liabilities		5,397,251
Net Assets		$1,082,886,528
Net Assets consist of:
Paid in capital		$1,018,945,800
Undistributed net investment income		2,946,315
Accumulated undistributed net realized gain (loss) on investments		6,998,932
Net unrealized appreciation (depreciation) on investments		53,995,481
Net Assets		$1,082,886,528
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($558,915,664 ÷ 55,546,743 shares)		$10.06
Maximum offering price per share (100/94.25 of $10.06)		$10.67
Class T:
Net Asset Value and redemption price per share ($146,584,650 ÷ 14,654,696 shares)		$10.00
Maximum offering price per share (100/96.50 of $10.00)		$10.36
Class B:
Net Asset Value and offering price per share ($1,809,078 ÷ 181,330 shares)(a)		$9.98
Class C:
Net Asset Value and offering price per share ($21,777,964 ÷ 2,196,967 shares)(a)		$9.91
Class I:
Net Asset Value, offering price and redemption price per share ($353,799,172 ÷ 34,954,723 shares)		$10.12

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,229,956
Expenses
Distribution and service plan fees	$1,282,915
Independent trustees' compensation	2,501
Total expenses before reductions	1,285,416
Expense reductions	(2,501)	1,282,915
Net investment income (loss)		2,947,041
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,333,936
Capital gain distributions from underlying funds	6,454,858
Total net realized gain (loss)		9,788,794
Change in net unrealized appreciation (depreciation) on underlying funds		(102,985,307)
Net gain (loss)		(93,196,513)
Net increase (decrease) in net assets resulting from operations		$(90,249,472)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,947,041	$16,261,344
Net realized gain (loss)	9,788,794	67,852,543
Change in net unrealized appreciation (depreciation)	(102,985,307)	(7,351,157)
Net increase (decrease) in net assets resulting from operations	(90,249,472)	76,762,730
Distributions to shareholders from net investment income	(433,831)	(16,594,027)
Distributions to shareholders from net realized gain	(26,247,899)	(74,448,284)
Total distributions	(26,681,730)	(91,042,311)
Share transactions - net increase (decrease)	(3,378,722)	75,324,410
Total increase (decrease) in net assets	(120,309,924)	61,044,829
Net Assets
Beginning of period	1,203,196,452	1,142,151,623
End of period (including undistributed net investment income of $2,946,315 and undistributed net investment income of $433,105, respectively)	$1,082,886,528	$1,203,196,452

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.31	$10.46	$9.79	$10.08	$8.82
Income from Investment Operations
Net investment income (loss)A	.03	.15	.12	.16	.13	.12
Net realized and unrealized gain (loss)	(.87)	.59	1.39	.81	(.14)	1.33
Total from investment operations	(.84)	.74	1.51	.97	(.01)	1.45
Distributions from net investment income	–B	(.16)	(.12)	(.15)	(.12)	(.11)
Distributions from net realized gain	(.25)	(.74)	(.54)	(.15)	(.16)	(.08)
Total distributions	(.25)	(.90)	(.66)	(.30)	(.28)	(.19)
Net asset value, end of period	$10.06	$11.15	$11.31	$10.46	$9.79	$10.08
Total ReturnC,D,E	(7.79)%	6.80%	14.74%	10.21%	.12%	16.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.46%H	1.37%	1.12%	1.59%	1.41%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$558,916	$623,734	$612,735	$527,525	$403,850	$320,731
Portfolio turnover rateF	21%H	27%	46%	25%	11%	32%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.09	$11.26	$10.42	$9.75	$10.04	$8.79
Income from Investment Operations
Net investment income (loss)A	.01	.13	.09	.13	.11	.10
Net realized and unrealized gain (loss)	(.86)	.57	1.39	.82	(.15)	1.32
Total from investment operations	(.85)	.70	1.48	.95	(.04)	1.42
Distributions from net investment income	–B	(.13)	(.10)	(.12)	(.10)	(.09)
Distributions from net realized gain	(.24)	(.74)	(.54)	(.15)	(.16)	(.08)
Total distributions	(.24)	(.87)	(.64)	(.28)C	(.25)D	(.17)
Net asset value, end of period	$10.00	$11.09	$11.26	$10.42	$9.75	$10.04
Total ReturnE,F,G	(7.89)%	6.50%	14.45%	10.02%	(.15)%	16.36%
Ratios to Average Net AssetsH,I
Expenses before reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.21%J	1.12%	.87%	1.34%	1.16%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$146,585	$153,677	$128,619	$92,998	$62,438	$60,268
Portfolio turnover rateH	21%J	27%	46%	25%	11%	32%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.08	$11.23	$10.39	$9.73	$10.01	$8.77
Income from Investment Operations
Net investment income (loss)A	(.02)	.07	.04	.08	.06	.05
Net realized and unrealized gain (loss)	(.85)	.58	1.38	.81	(.14)	1.32
Total from investment operations	(.87)	.65	1.42	.89	(.08)	1.37
Distributions from net investment income	–	(.08)	(.05)	(.08)	(.05)	(.05)
Distributions from net realized gain	(.23)	(.73)	(.53)	(.15)	(.15)	(.08)
Total distributions	(.23)	(.80)B	(.58)	(.23)	(.20)	(.13)
Net asset value, end of period	$9.98	$11.08	$11.23	$10.39	$9.73	$10.01
Total ReturnC,D,E	(8.10)%	6.04%	13.93%	9.40%	(.62)%	15.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)%H	.62%	.37%	.84%	.66%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,809	$2,625	$3,565	$3,651	$3,786	$4,612
Portfolio turnover rateF	21%H	27%	46%	25%	11%	32%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.725 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$11.19	$10.36	$9.71	$10.00	$8.76
Income from Investment Operations
Net investment income (loss)A	(.02)	.07	.04	.08	.06	.05
Net realized and unrealized gain (loss)	(.85)	.57	1.38	.81	(.14)	1.32
Total from investment operations	(.87)	.64	1.42	.89	(.08)	1.37
Distributions from net investment income	–	(.09)	(.06)	(.09)	(.06)	(.06)
Distributions from net realized gain	(.23)	(.73)	(.53)	(.15)	(.15)	(.08)
Total distributions	(.23)	(.82)	(.59)	(.24)	(.21)	(.13)B
Net asset value, end of period	$9.91	$11.01	$11.19	$10.36	$9.71	$10.00
Total ReturnC,D,E	(8.14)%	5.95%	13.95%	9.42%	(.62)%	15.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)%H	.62%	.37%	.84%	.66%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$21,778	$22,493	$18,457	$13,415	$9,926	$8,753
Portfolio turnover rateF	21%H	27%	46%	25%	11%	32%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$11.37	$10.50	$9.83	$10.11	$8.85
Income from Investment Operations
Net investment income (loss)A	.04	.18	.15	.18	.16	.15
Net realized and unrealized gain (loss)	(.88)	.59	1.41	.81	(.14)	1.32
Total from investment operations	(.84)	.77	1.56	.99	.02	1.47
Distributions from net investment income	(.01)	(.19)	(.15)	(.17)	(.14)	(.13)
Distributions from net realized gain	(.25)	(.74)	(.54)	(.15)	(.16)	(.08)
Total distributions	(.25)B	(.93)	(.69)	(.32)	(.30)	(.21)
Net asset value, end of period	$10.12	$11.21	$11.37	$10.50	$9.83	$10.11
Total ReturnC,D	(7.69)%	7.03%	15.14%	10.43%	.45%	16.86%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	.71%H	1.62%	1.37%	1.84%	1.66%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$353,799	$400,667	$378,776	$269,633	$162,772	$83,240
Portfolio turnover rateE	21%H	27%	46%	25%	11%	32%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.245 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.5	5.8
Fidelity Advisor Series Equity-Income Fund	11.7	11.6
Fidelity Advisor Series Growth & Income Fund	8.0	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.3	5.6
Fidelity Advisor Series Opportunistic Insights Fund	6.0	5.3
Fidelity Advisor Series Small Cap Fund	3.2	3.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.7
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	65.6	65.5
International Equity Funds
Fidelity Series Emerging Markets Fund	7.9	7.7
Fidelity Series International Growth Fund	8.9	9.0
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	8.9
	27.7	27.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.4	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	0.7	0.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	5.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.3	0.5
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.9
	1.0	1.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2050 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	5,006,950	$51,771,864
Fidelity Advisor Series Equity-Income Fund (a)	8,083,186	93,118,305
Fidelity Advisor Series Growth & Income Fund (a)	5,381,979	64,260,826
Fidelity Advisor Series Growth Opportunities Fund (a)	3,060,905	33,945,432
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,215,261	48,228,913
Fidelity Advisor Series Small Cap Fund (a)	2,406,999	25,730,823
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,236,190	62,048,856
Fidelity Series 100 Index Fund (a)	2,232,455	28,218,228
Fidelity Series 1000 Value Index Fund (a)	1,008,565	10,347,873
Fidelity Series All-Sector Equity Fund (a)	4,790,648	62,038,893
Fidelity Series Commodity Strategy Fund (a)(b)	1,138,789	6,229,177
Fidelity Series Real Estate Equity Fund (a)	508,537	6,402,484
Fidelity Series Small Cap Opportunities Fund (a)	2,622,707	30,816,810
TOTAL DOMESTIC EQUITY FUNDS
(Cost $484,800,647)		523,158,484

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund (a)	4,357,737	62,838,568
Fidelity Series International Growth Fund (a)	5,300,286	71,235,837
Fidelity Series International Small Cap Fund (a)	1,043,701	16,198,243
Fidelity Series International Value Fund (a)	7,555,215	70,716,815
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $213,873,747)		220,989,463

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	546,355	5,015,539
Fidelity Series Floating Rate High Income Fund (a)	229,729	2,173,240
Fidelity Series High Income Fund (a)	2,984,784	26,773,510
Fidelity Series Inflation-Protected Bond Index Fund (a)	165,324	1,593,728
Fidelity Series Investment Grade Bond Fund (a)	522,690	5,890,721
Fidelity Series Real Estate Income Fund (a)	381,502	4,124,038
TOTAL BOND FUNDS
(Cost $48,888,578)		45,570,776

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	247,854	2,471,104
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	5,761,745	5,761,745
TOTAL SHORT-TERM FUNDS
(Cost $8,239,814)		8,232,849
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $755,802,786)		797,951,572
NET OTHER ASSETS (LIABILITIES) - 0.0%		(150,676)
NET ASSETS - 100%		$797,800,896

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$50,992,463	$9,242,178	$5,602,731	$--	$51,771,864
Fidelity Advisor Series Equity-Income Fund	101,422,163	9,109,764	8,131,673	1,163,703	93,118,305
Fidelity Advisor Series Growth & Income Fund	69,858,447	8,719,220	5,720,232	596,140	64,260,826
Fidelity Advisor Series Growth Opportunities Fund	48,540,568	3,391,093	15,859,252	--	33,945,432
Fidelity Advisor Series Opportunistic Insights Fund	46,707,300	8,532,070	5,365,315	--	48,228,913
Fidelity Advisor Series Short-Term Credit Fund	3,722,619	262,064	1,498,600	18,205	2,471,104
Fidelity Advisor Series Small Cap Fund	28,800,321	2,417,455	3,211,899	--	25,730,823
Fidelity Advisor Series Stock Selector Large Cap Value Fund	67,961,494	5,934,018	5,072,594	--	62,048,856
Fidelity Institutional Money Market Portfolio Institutional Class Fund	8,001,549	731,992	2,971,796	5,765	5,761,745
Fidelity Series 100 Index Fund	30,534,724	2,044,132	2,939,801	--	28,218,228
Fidelity Series 1000 Value Index Fund	11,280,092	887,767	877,480	--	10,347,873
Fidelity Series All-Sector Equity Fund	67,632,263	5,449,731	5,319,077	--	62,038,893
Fidelity Series Commodity Strategy Fund	6,567,526	1,303,498	934,203	--	6,229,177
Fidelity Series Emerging Markets Debt Fund	5,427,471	495,400	616,933	155,644	5,015,539
Fidelity Series Emerging Markets Fund	66,992,725	11,693,053	4,879,369	--	62,838,568
Fidelity Series Floating Rate High Income Fund	4,235,176	262,138	2,248,968	66,399	2,173,240
Fidelity Series High Income Fund	29,324,894	2,943,126	3,050,247	796,145	26,773,510
Fidelity Series Inflation-Protected Bond Index Fund	--	1,611,544	17,307	41	1,593,728
Fidelity Series International Growth Fund	79,011,570	5,374,170	8,156,881	--	71,235,837
Fidelity Series International Small Cap Fund	17,396,443	1,421,681	2,270,020	--	16,198,243
Fidelity Series International Value Fund	77,853,453	6,575,226	7,983,009	--	70,716,815
Fidelity Series Investment Grade Bond Fund	5,077,706	4,902,095	3,949,947	71,670	5,890,721
Fidelity Series Real Estate Equity Fund	6,973,997	1,573,696	987,475	49,023	6,402,484
Fidelity Series Real Estate Income Fund	4,166,597	457,193	314,510	102,271	4,124,038
Fidelity Series Small Cap Opportunities Fund	34,844,552	4,339,335	3,523,194	66,462	30,816,810
Total	$873,326,113	$99,673,639	$101,502,513	$3,091,468	$797,951,572

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $755,802,786) — See accompanying schedule		$797,951,572
Cash		890
Receivable for investments sold		2,750,747
Receivable for fund shares sold		1,214,989
Total assets		801,918,198
Liabilities
Payable for investments purchased	$2,538,075
Payable for fund shares redeemed	1,428,483
Distribution and service plan fees payable	150,744
Total liabilities		4,117,302
Net Assets		$797,800,896
Net Assets consist of:
Paid in capital		$749,214,453
Undistributed net investment income		2,095,789
Accumulated undistributed net realized gain (loss) on investments		4,341,868
Net unrealized appreciation (depreciation) on investments		42,148,786
Net Assets		$797,800,896
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($377,935,486 ÷ 37,848,169 shares)		$9.99
Maximum offering price per share (100/94.25 of $9.99)		$10.60
Class T:
Net Asset Value and redemption price per share ($117,281,243 ÷ 11,799,156 shares)		$9.94
Maximum offering price per share (100/96.50 of $9.94)		$10.30
Class B:
Net Asset Value and offering price per share ($2,323,974 ÷ 234,992 shares)(a)		$9.89
Class C:
Net Asset Value and offering price per share ($23,017,058 ÷ 2,335,094 shares)(a)		$9.86
Class I:
Net Asset Value, offering price and redemption price per share ($277,243,135 ÷ 27,591,004 shares)		$10.05

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,091,468
Expenses
Distribution and service plan fees	$972,591
Independent trustees' compensation	1,827
Total expenses before reductions	974,418
Expense reductions	(1,827)	972,591
Net investment income (loss)		2,118,877
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	2,015,337
Capital gain distributions from underlying funds	4,746,477
Total net realized gain (loss)		6,761,814
Change in net unrealized appreciation (depreciation) on underlying funds		(75,561,011)
Net gain (loss)		(68,799,197)
Net increase (decrease) in net assets resulting from operations		$(66,680,320)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,118,877	$11,676,686
Net realized gain (loss)	6,761,814	49,114,948
Change in net unrealized appreciation (depreciation)	(75,561,011)	(5,351,094)
Net increase (decrease) in net assets resulting from operations	(66,680,320)	55,440,540
Distributions to shareholders from net investment income	(321,630)	(11,891,967)
Distributions to shareholders from net realized gain	(18,944,806)	(55,314,723)
Total distributions	(19,266,436)	(67,206,690)
Share transactions - net increase (decrease)	10,582,391	59,128,888
Total increase (decrease) in net assets	(75,364,365)	47,362,738
Net Assets
Beginning of period	873,165,261	825,802,523
End of period (including undistributed net investment income of $2,095,789 and undistributed net investment income of $298,542, respectively)	$797,800,896	$873,165,261

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.24	$10.39	$9.61	$9.93	$8.66
Income from Investment Operations
Net investment income (loss)A	.03	.15	.12	.15	.12	.11
Net realized and unrealized gain (loss)	(.86)	.58	1.40	.82	(.17)	1.34
Total from investment operations	(.83)	.73	1.52	.97	(.05)	1.45
Distributions from net investment income	–B	(.16)	(.12)	(.14)	(.11)	(.11)
Distributions from net realized gain	(.24)	(.76)	(.55)	(.05)	(.16)	(.08)
Total distributions	(.24)	(.91)C	(.67)	(.19)	(.27)	(.18)D
Net asset value, end of period	$9.99	$11.06	$11.24	$10.39	$9.61	$9.93
Total ReturnE,F,G	(7.70)%	6.77%	14.91%	10.23%	(.22)%	16.99%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.46%J	1.37%	1.10%	1.56%	1.32%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$377,935	$415,103	$401,589	$352,814	$280,478	$220,549
Portfolio turnover rateH	23%J	30%	47%	28%	12%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.91 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.755 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$11.20	$10.36	$9.58	$9.90	$8.64
Income from Investment Operations
Net investment income (loss)A	.01	.12	.09	.13	.10	.09
Net realized and unrealized gain (loss)	(.85)	.58	1.39	.81	(.17)	1.33
Total from investment operations	(.84)	.70	1.48	.94	(.07)	1.42
Distributions from net investment income	–	(.13)	(.10)	(.12)	(.09)	(.09)
Distributions from net realized gain	(.24)	(.76)	(.55)	(.05)	(.16)	(.08)
Total distributions	(.24)	(.88)B	(.64)C	(.16)D	(.25)	(.16)E
Net asset value, end of period	$9.94	$11.02	$11.20	$10.36	$9.58	$9.90
Total ReturnF,G,H	(7.88)%	6.54%	14.61%	9.99%	(.48)%	16.66%
Ratios to Average Net AssetsI,J
Expenses before reductions	.50%K	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%K	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%K	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.21%K	1.12%	.85%	1.31%	1.07%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$117,281	$126,987	$115,391	$89,196	$64,512	$61,195
Portfolio turnover rateI	23%K	30%	47%	28%	12%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.88 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.755 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.546 per share.

 D Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

 E Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$11.15	$10.31	$9.54	$9.86	$8.60
Income from Investment Operations
Net investment income (loss)A	(.02)	.07	.04	.08	.05	.04
Net realized and unrealized gain (loss)	(.85)	.57	1.38	.81	(.17)	1.34
Total from investment operations	(.87)	.64	1.42	.89	(.12)	1.38
Distributions from net investment income	–	(.07)	(.05)	(.08)	(.05)	(.05)
Distributions from net realized gain	(.22)	(.74)	(.54)	(.05)	(.15)	(.07)
Total distributions	(.22)	(.81)	(.58)B	(.12)C	(.20)	(.12)
Net asset value, end of period	$9.89	$10.98	$11.15	$10.31	$9.54	$9.86
Total ReturnD,E,F	(8.12)%	5.99%	14.06%	9.47%	(1.06)%	16.16%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)%I	.63%	.35%	.81%	.57%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$2,324	$3,407	$5,038	$5,532	$5,643	$6,704
Portfolio turnover rateG	23%I	30%	47%	28%	12%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.047and distributions from net realized gain of $.536 per share.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.046 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$11.14	$10.31	$9.54	$9.87	$8.61
Income from Investment Operations
Net investment income (loss)A	(.02)	.07	.04	.08	.05	.04
Net realized and unrealized gain (loss)	(.85)	.57	1.38	.82	(.18)	1.34
Total from investment operations	(.87)	.64	1.42	.90	(.13)	1.38
Distributions from net investment income	–	(.09)	(.06)	(.08)	(.05)	(.05)
Distributions from net realized gain	(.22)	(.74)	(.54)	(.05)	(.15)	(.07)
Total distributions	(.22)	(.83)	(.59)B	(.13)	(.20)	(.12)
Net asset value, end of period	$9.86	$10.95	$11.14	$10.31	$9.54	$9.87
Total ReturnC,D,E	(8.13)%	6.01%	14.06%	9.53%	(1.08)%	16.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)%H	.63%	.35%	.81%	.57%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$23,017	$24,652	$21,190	$16,188	$13,344	$12,014
Portfolio turnover rateF	23%H	30%	47%	28%	12%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.536 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.30	$10.44	$9.65	$9.97	$8.70
Income from Investment Operations
Net investment income (loss)A	.04	.18	.15	.18	.15	.13
Net realized and unrealized gain (loss)	(.87)	.59	1.40	.82	(.18)	1.34
Total from investment operations	(.83)	.77	1.55	1.00	(.03)	1.47
Distributions from net investment income	(.01)	(.18)	(.15)	(.16)	(.13)	(.13)
Distributions from net realized gain	(.24)	(.76)	(.55)	(.05)	(.16)	(.08)
Total distributions	(.25)	(.94)	(.69)B	(.21)	(.29)	(.20)C
Net asset value, end of period	$10.05	$11.13	$11.30	$10.44	$9.65	$9.97
Total ReturnD,E	(7.68)%	7.10%	15.20%	10.55%	.02%	17.17%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	–%I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	–%I	-%	-%	-%	-%	-%
Expenses net of all reductions	–%I	-%	-%	-%	-%	-%
Net investment income (loss)	.71%I	1.62%	1.35%	1.81%	1.57%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$277,243	$303,017	$282,594	$202,208	$126,497	$62,785
Portfolio turnover rateF	23%I	30%	47%	28%	12%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.69 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.546 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.078 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.5	5.8
Fidelity Advisor Series Equity-Income Fund	11.7	11.7
Fidelity Advisor Series Growth & Income Fund	8.0	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.3	5.4
Fidelity Advisor Series Opportunistic Insights Fund	6.0	5.4
Fidelity Advisor Series Small Cap Fund	3.2	3.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.8
Fidelity Series Commodity Strategy Fund	0.8	0.9
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	65.6	65.7
International Equity Funds
Fidelity Series Emerging Markets Fund	7.9	7.6
Fidelity Series International Growth Fund	8.9	9.0
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	8.9
	27.7	27.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.4	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	0.7	0.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	5.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.3	0.4
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.9
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.7%
International Equity Funds	27.5%
Bond Funds	5.5%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2055 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	1,593,920	$16,481,132
Fidelity Advisor Series Equity-Income Fund (a)	2,572,659	29,637,035
Fidelity Advisor Series Growth & Income Fund (a)	1,713,238	20,456,065
Fidelity Advisor Series Growth Opportunities Fund (a)	974,513	10,807,347
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,023,276	15,349,139
Fidelity Advisor Series Small Cap Fund (a)	766,085	8,189,448
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	1,666,836	19,752,008
Fidelity Series 100 Index Fund (a)	710,539	8,981,209
Fidelity Series 1000 Value Index Fund (a)	319,497	3,278,040
Fidelity Series All-Sector Equity Fund (a)	1,525,005	19,748,819
Fidelity Series Commodity Strategy Fund (a)(b)	362,181	1,981,131
Fidelity Series Real Estate Equity Fund (a)	161,856	2,037,767
Fidelity Series Small Cap Opportunities Fund (a)	835,038	9,811,691
TOTAL DOMESTIC EQUITY FUNDS
(Cost $169,300,002)		166,510,831

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund (a)	1,387,313	20,005,058
Fidelity Series International Growth Fund (a)	1,686,942	22,672,503
Fidelity Series International Small Cap Fund (a)	332,185	5,155,517
Fidelity Series International Value Fund (a)	2,405,341	22,513,994
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $74,831,963)		70,347,072

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	173,857	1,596,010
Fidelity Series Floating Rate High Income Fund (a)	72,922	689,846
Fidelity Series High Income Fund (a)	948,196	8,505,322
Fidelity Series Inflation-Protected Bond Index Fund (a)	53,132	512,197
Fidelity Series Investment Grade Bond Fund (a)	166,358	1,874,855
Fidelity Series Real Estate Income Fund (a)	121,107	1,309,171
TOTAL BOND FUNDS
(Cost $15,725,020)		14,487,401

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	78,888	786,512
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	1,833,627	1,833,627
TOTAL SHORT-TERM FUNDS
(Cost $2,622,353)		2,620,139
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $262,479,338)		253,965,443
NET OTHER ASSETS (LIABILITIES) - 0.0%		(43,336)
NET ASSETS - 100%		$253,922,107

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$14,086,899	$4,796,873	$1,484,305	$--	$16,481,132
Fidelity Advisor Series Equity-Income Fund	28,153,918	6,417,648	2,029,095	333,491	29,637,035
Fidelity Advisor Series Growth & Income Fund	19,351,812	5,191,451	1,384,395	170,905	20,456,065
Fidelity Advisor Series Growth Opportunities Fund	13,063,931	2,923,101	4,457,261	--	10,807,347
Fidelity Advisor Series Opportunistic Insights Fund	12,959,379	4,339,536	1,394,125	--	15,349,139
Fidelity Advisor Series Short-Term Credit Fund	941,223	221,824	372,177	5,335	786,512
Fidelity Advisor Series Small Cap Fund	7,957,011	1,778,720	827,354	--	8,189,448
Fidelity Advisor Series Stock Selector Large Cap Value Fund	18,793,883	4,349,089	1,273,561	--	19,752,008
Fidelity Institutional Money Market Portfolio Institutional Class Fund	2,216,677	456,594	839,644	1,698	1,833,627
Fidelity Series 100 Index Fund	8,404,068	1,758,682	713,326	--	8,981,209
Fidelity Series 1000 Value Index Fund	3,081,539	695,072	204,355	--	3,278,040
Fidelity Series All-Sector Equity Fund	18,690,062	4,127,626	1,268,147	--	19,748,819
Fidelity Series Commodity Strategy Fund	2,223,414	516,940	547,210	--	1,981,131
Fidelity Series Emerging Markets Debt Fund	1,495,331	370,504	179,207	45,508	1,596,010
Fidelity Series Emerging Markets Fund	18,225,158	6,391,720	1,200,284	--	20,005,058
Fidelity Series Floating Rate High Income Fund	1,195,373	183,488	665,463	19,704	689,846
Fidelity Series High Income Fund	7,824,042	2,047,784	615,497	234,173	8,505,322
Fidelity Series Inflation-Protected Bond Index Fund	--	516,700	4,345	13	512,197
Fidelity Series International Growth Fund	21,782,706	4,452,761	1,942,840	--	22,672,503
Fidelity Series International Small Cap Fund	4,935,643	1,029,041	676,660	--	5,155,517
Fidelity Series International Value Fund	21,471,305	4,713,691	1,797,889	--	22,513,994
Fidelity Series Investment Grade Bond Fund	1,504,146	1,276,272	864,601	21,488	1,874,855
Fidelity Series Real Estate Equity Fund	1,917,589	756,437	291,253	14,958	2,037,767
Fidelity Series Real Estate Income Fund	1,148,985	291,576	75,342	30,970	1,309,171
Fidelity Series Small Cap Opportunities Fund	9,666,462	2,595,385	924,912	20,878	9,811,691
Total	$241,090,556	$62,198,515	$26,033,248	$899,121	$253,965,443

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $262,479,338) — See accompanying schedule		$253,965,443
Receivable for investments sold		737,207
Receivable for fund shares sold		673,955
Total assets		255,376,605
Liabilities
Payable for investments purchased	$1,022,995
Payable for fund shares redeemed	388,125
Distribution and service plan fees payable	43,378
Total liabilities		1,454,498
Net Assets		$253,922,107
Net Assets consist of:
Paid in capital		$261,623,809
Undistributed net investment income		634,264
Accumulated undistributed net realized gain (loss) on investments		177,929
Net unrealized appreciation (depreciation) on investments		(8,513,895)
Net Assets		$253,922,107
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($121,724,707 ÷ 11,290,536 shares)		$10.78
Maximum offering price per share (100/94.25 of $10.78)		$11.44
Class T:
Net Asset Value and redemption price per share ($33,673,987 ÷ 3,134,074 shares)		$10.74
Maximum offering price per share (100/96.50 of $10.74)		$11.13
Class C:
Net Asset Value and offering price per share ($4,745,771 ÷ 442,327 shares)(a)		$10.73
Class I:
Net Asset Value, offering price and redemption price per share ($93,777,642 ÷ 8,662,440 shares)		$10.83

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$899,121
Expenses
Distribution and service plan fees	$263,583
Independent trustees' compensation	526
Total expenses before reductions	264,109
Expense reductions	(526)	263,583
Net investment income (loss)		635,538
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(422,918)
Capital gain distributions from underlying funds	1,467,319
Total net realized gain (loss)		1,044,401
Change in net unrealized appreciation (depreciation) on underlying funds		(22,867,462)
Net gain (loss)		(21,823,061)
Net increase (decrease) in net assets resulting from operations		$(21,187,523)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$635,538	$2,786,210
Net realized gain (loss)	1,044,401	8,553,943
Change in net unrealized appreciation (depreciation)	(22,867,462)	1,775,819
Net increase (decrease) in net assets resulting from operations	(21,187,523)	13,115,972
Distributions to shareholders from net investment income	(88,571)	(2,793,897)
Distributions to shareholders from net realized gain	(4,721,127)	(6,764,718)
Total distributions	(4,809,698)	(9,558,615)
Share transactions - net increase (decrease)	38,869,047	80,161,628
Total increase (decrease) in net assets	12,871,826	83,718,985
Net Assets
Beginning of period	241,050,281	157,331,296
End of period (including undistributed net investment income of $634,264 and undistributed net investment income of $87,297, respectively)	$253,922,107	$241,050,281

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$11.71	$10.56	$9.75	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.16	.12	.18	.11
Net realized and unrealized gain (loss)	(.94)	.62	1.49	.83	(.11)
Total from investment operations	(.91)	.78	1.61	1.01	–
Distributions from net investment income	–C	(.15)	(.11)	(.13)	(.11)
Distributions from net realized gain	(.23)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.23)	(.57)	(.46)D	(.20)	(.25)E
Net asset value, end of period	$10.78	$11.92	$11.71	$10.56	$9.75
Total ReturnF,G,H	(7.83)%	6.85%	15.45%	10.51%	.29%
Ratios to Average Net AssetsI,J
Expenses before reductions	.25%K	.25%	.25%	.25%	.25%K
Expenses net of fee waivers, if any	.25%K	.25%	.25%	.25%	.25%K
Expenses net of all reductions	.25%K	.25%	.25%	.25%	.25%K
Net investment income (loss)	.45%K	1.39%	1.11%	1.82%	1.44%K
Supplemental Data
Net assets, end of period (000 omitted)	$121,725	$115,666	$81,217	$32,476	$2,655
Portfolio turnover rateI	20%K	29%	43%	29%	18%K

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.68	$10.55	$9.75	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.13	.10	.16	.09
Net realized and unrealized gain (loss)	(.93)	.62	1.47	.82	(.10)
Total from investment operations	(.92)	.75	1.57	.98	(.01)
Distributions from net investment income	–	(.13)	(.09)	(.11)	(.09)
Distributions from net realized gain	(.22)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.22)	(.55)	(.44)C	(.18)	(.24)
Net asset value, end of period	$10.74	$11.88	$11.68	$10.55	$9.75
Total ReturnD,E,F	(7.91)%	6.55%	15.07%	10.24%	.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%	.50%	.50%I
Expenses net of fee waivers, if any	.50%I	.50%	.50%	.50%	.50%I
Expenses net of all reductions	.50%I	.50%	.50%	.50%	.50%I
Net investment income (loss)	.20%I	1.14%	.86%	1.57%	1.19%I
Supplemental Data
Net assets, end of period (000 omitted)	$33,674	$33,436	$19,134	$7,239	$1,444
Portfolio turnover rateG	20%I	29%	43%	29%	18%I

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.69	$10.57	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.08	.04	.10	.05
Net realized and unrealized gain (loss)	(.92)	.61	1.47	.83	(.10)
Total from investment operations	(.94)	.69	1.51	.93	(.05)
Distributions from net investment income	–	(.09)	(.05)	(.03)	(.06)
Distributions from net realized gain	(.21)	(.41)	(.35)	(.07)	(.15)
Total distributions	(.21)	(.50)	(.39)C	(.10)	(.21)
Net asset value, end of period	$10.73	$11.88	$11.69	$10.57	$9.74
Total ReturnD,E,F	(8.09)%	6.01%	14.46%	9.69%	(.27)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%I
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%I
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%I
Net investment income (loss)	(.30)%I	.65%	.36%	1.07%	.69%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,746	$4,180	$2,491	$1,094	$1,127
Portfolio turnover rateG	20%I	29%	43%	29%	18%I

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.74	$10.59	$9.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.19	.15	.21	.13
Net realized and unrealized gain (loss)	(.93)	.63	1.48	.83	(.11)
Total from investment operations	(.89)	.82	1.63	1.04	.02
Distributions from net investment income	(.01)	(.18)	(.13)	(.14)	(.12)
Distributions from net realized gain	(.23)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.24)	(.60)	(.48)C	(.21)	(.26)D
Net asset value, end of period	$10.83	$11.96	$11.74	$10.59	$9.76
Total ReturnE,F	(7.67)%	7.15%	15.61%	10.84%	.51%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	- %J
Expenses net of fee waivers, if any	- %J	-%	-%	-%	- %J
Expenses net of all reductions	- %J	-%	-%	-%	- %J
Net investment income (loss)	.70%J	1.64%	1.36%	2.07%	1.69%J
Supplemental Data
Net assets, end of period (000 omitted)	$93,778	$87,769	$54,490	$18,438	$2,503
Portfolio turnover rateG	20%J	29%	43%	29%	18%J

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.5	5.8
Fidelity Advisor Series Equity-Income Fund	11.7	11.7
Fidelity Advisor Series Growth & Income Fund	8.0	8.1
Fidelity Advisor Series Growth Opportunities Fund	4.3	5.3
Fidelity Advisor Series Opportunistic Insights Fund	6.0	5.4
Fidelity Advisor Series Small Cap Fund	3.2	3.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.8
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	65.6	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	7.9	7.7
Fidelity Series International Growth Fund	8.9	9.0
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	8.9
	27.7	27.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.4	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	0.7	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	5.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.3	0.4
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.9
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2060 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	55,250	$571,284
Fidelity Advisor Series Equity-Income Fund (a)	89,696	1,033,298
Fidelity Advisor Series Growth & Income Fund (a)	59,424	709,521
Fidelity Advisor Series Growth Opportunities Fund (a)	34,115	378,338
Fidelity Advisor Series Opportunistic Insights Fund (a)	35,681	535,218
Fidelity Advisor Series Small Cap Fund (a)	26,710	285,528
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	58,034	687,701
Fidelity Series 100 Index Fund (a)	24,775	313,158
Fidelity Series 1000 Value Index Fund (a)	11,192	114,833
Fidelity Series All-Sector Equity Fund (a)	53,289	690,098
Fidelity Series Commodity Strategy Fund (a)(b)	12,720	69,578
Fidelity Series Real Estate Equity Fund (a)	5,643	71,045
Fidelity Series Small Cap Opportunities Fund (a)	29,246	343,637
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,197,256)		5,803,237

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund (a)	48,179	694,743
Fidelity Series International Growth Fund (a)	58,816	790,483
Fidelity Series International Small Cap Fund (a)	11,582	179,758
Fidelity Series International Value Fund (a)	83,991	786,152
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,637,723)		2,451,136

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	6,122	56,196
Fidelity Series Floating Rate High Income Fund (a)	2,568	24,289
Fidelity Series High Income Fund (a)	33,410	299,685
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,769	17,057
Fidelity Series Investment Grade Bond Fund (a)	5,800	65,365
Fidelity Series Real Estate Income Fund (a)	4,260	46,051
TOTAL BOND FUNDS
(Cost $539,268)		508,643

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	2,751	27,423
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	63,933	63,933
TOTAL SHORT-TERM FUNDS
(Cost $91,404)		91,356
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,465,651)		8,854,372
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,777)
NET ASSETS - 100%		$8,852,595

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$353,521	$468,387	$210,079	$--	$571,284
Fidelity Advisor Series Equity-Income Fund	707,283	878,201	434,424	10,012	1,033,298
Fidelity Advisor Series Growth & Income Fund	487,676	632,485	300,225	5,171	709,521
Fidelity Advisor Series Growth Opportunities Fund	318,390	378,079	284,141	--	378,338
Fidelity Advisor Series Opportunistic Insights Fund	326,097	405,730	170,075	--	535,218
Fidelity Advisor Series Short-Term Credit Fund	23,018	28,452	23,920	174	27,423
Fidelity Advisor Series Small Cap Fund	200,479	244,846	130,329	--	285,528
Fidelity Advisor Series Stock Selector Large Cap Value Fund	472,950	589,216	289,952	--	687,701
Fidelity Institutional Money Market Portfolio Institutional Class Fund	56,252	63,481	55,801	56	63,933
Fidelity Series 100 Index Fund	211,084	261,690	137,356	--	313,158
Fidelity Series 1000 Value Index Fund	78,435	97,268	48,757	--	114,833
Fidelity Series All-Sector Equity Fund	470,740	583,893	291,455	--	690,098
Fidelity Series Commodity Strategy Fund	47,745	61,057	30,654	--	69,578
Fidelity Series Emerging Markets Debt Fund	35,884	47,281	23,525	1,498	56,196
Fidelity Series Emerging Markets Fund	465,641	666,996	302,417	--	694,743
Fidelity Series Floating Rate High Income Fund	29,473	23,587	27,848	621	24,289
Fidelity Series High Income Fund	204,550	246,316	124,521	7,744	299,685
Fidelity Series Inflation-Protected Bond Index Fund	--	24,083	7,016	--	17,057
Fidelity Series International Growth Fund	545,165	659,107	342,041	--	790,483
Fidelity Series International Small Cap Fund	124,995	148,316	85,113	--	179,758
Fidelity Series International Value Fund	537,491	672,043	342,023	--	786,152
Fidelity Series Investment Grade Bond Fund	33,417	81,710	48,608	699	65,365
Fidelity Series Real Estate Equity Fund	48,806	68,625	34,924	467	71,045
Fidelity Series Real Estate Income Fund	29,252	35,879	17,228	974	46,051
Fidelity Series Small Cap Opportunities Fund	243,810	307,861	152,366	660	343,637
Total	$6,052,154	$7,674,589	$3,914,798	$28,076	$8,854,372

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $9,465,651) — See accompanying schedule		$8,854,372
Receivable for investments sold		21,575
Receivable for fund shares sold		53,833
Total assets		8,929,780
Liabilities
Payable for investments purchased	$51,000
Payable for fund shares redeemed	24,383
Distribution and service plan fees payable	1,802
Total liabilities		77,185
Net Assets		$8,852,595
Net Assets consist of:
Paid in capital		$9,738,328
Undistributed net investment income		11,828
Accumulated undistributed net realized gain (loss) on investments		(286,282)
Net unrealized appreciation (depreciation) on investments		(611,279)
Net Assets		$8,852,595
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,146,732 ÷ 548,383 shares)		$9.39
Maximum offering price per share (100/94.25 of $9.39)		$9.96
Class T:
Net Asset Value and redemption price per share ($857,735 ÷ 91,525 shares)		$9.37
Maximum offering price per share (100/96.50 of $9.37)		$9.71
Class C:
Net Asset Value and offering price per share ($297,144 ÷ 31,814 shares)(a)		$9.34
Class I:
Net Asset Value, offering price and redemption price per share ($2,550,984 ÷ 271,198 shares)		$9.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$28,076
Expenses
Distribution and service plan fees	$16,248
Independent trustees' compensation	16
Total expenses before reductions	16,264
Expense reductions	(16)	16,248
Net investment income (loss)		11,828
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(315,044)
Capital gain distributions from underlying funds	51,669
Total net realized gain (loss)		(263,375)
Change in net unrealized appreciation (depreciation) on underlying funds		(642,529)
Net gain (loss)		(905,904)
Net increase (decrease) in net assets resulting from operations		$(894,076)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,828	$42,863
Net realized gain (loss)	(263,375)	130,461
Change in net unrealized appreciation (depreciation)	(642,529)	31,250
Net increase (decrease) in net assets resulting from operations	(894,076)	204,574
Distributions to shareholders from net investment income	–	(45,136)
Distributions to shareholders from net realized gain	(111,505)	(39,590)
Total distributions	(111,505)	(84,726)
Share transactions - net increase (decrease)	3,808,214	5,930,114
Total increase (decrease) in net assets	2,802,633	6,049,962
Net Assets
Beginning of period	6,049,962	–
End of period (including undistributed net investment income of $11,828 and undistributed net investment income of $0, respectively)	$8,852,595	$6,049,962

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.15
Net realized and unrealized gain (loss)	(.80)	.37
Total from investment operations	(.78)	.52
Distributions from net investment income	–	(.10)
Distributions from net realized gain	(.17)	(.08)
Total distributions	(.17)	(.18)
Net asset value, end of period	$9.39	$10.34
Total ReturnC,D,E	(7.72)%	5.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%H
Expenses net of fee waivers, if any	.25%H	.25%H
Expenses net of all reductions	.25%H	.25%H
Net investment income (loss)	.41%H	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,147	$2,267
Portfolio turnover rateF	92%H	47%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.13
Net realized and unrealized gain (loss)	(.81)	.38
Total from investment operations	(.80)	.51
Distributions from net investment income	–	(.09)
Distributions from net realized gain	(.16)	(.08)
Total distributions	(.16)	(.18)C
Net asset value, end of period	$9.37	$10.33
Total ReturnD,E,F	(7.90)%	5.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.51%I,J
Expenses net of fee waivers, if any	.50%I	.51%I,J
Expenses net of all reductions	.50%I	.51%I,J
Net investment income (loss)	.16%I	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$858	$2,062
Portfolio turnover rateG	92%I	47%I

 A For the period August 5, 2014 (commencement of operations) to March, 31 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.10
Net realized and unrealized gain (loss)	(.80)	.38
Total from investment operations	(.82)	.48
Distributions from net investment income	–	(.08)
Distributions from net realized gain	(.15)	(.08)
Total distributions	(.15)	(.17)C
Net asset value, end of period	$9.34	$10.31
Total ReturnD,E,F	(8.14)%	4.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.02%I,J
Expenses net of fee waivers, if any	1.00%I	1.02%I,J
Expenses net of all reductions	1.00%I	1.02%I,J
Net investment income (loss)	(.34)%I	1.47%I
Supplemental Data
Net assets, end of period (000 omitted)	$297	$1,322
Portfolio turnover rateG	92%I	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.17
Net realized and unrealized gain (loss)	(.80)	.37
Total from investment operations	(.77)	.54
Distributions from net investment income	–	(.10)
Distributions from net realized gain	(.17)	(.08)
Total distributions	(.17)	(.19)C
Net asset value, end of period	$9.41	$10.35
Total ReturnD,E	(7.59)%	5.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	–%H	–%H
Expenses net of fee waivers, if any	–%H	–%H
Expenses net of all reductions	–%H	–%H
Net investment income (loss)	.66%H	2.49%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,551	$399
Portfolio turnover rateF	92%H	47%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2015

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C, and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Advisor Freedom Income	$243,939,233	$10,366,107	$(4,713,075)	$5,653,032
Advisor Freedom 2005	226,392,827	13,021,891	(4,668,282)	8,353,609
Advisor Freedom 2010	602,032,234	41,807,822	(13,326,346)	28,481,476
Advisor Freedom 2015	1,368,509,596	113,332,564	(33,288,611)	80,043,953
Advisor Freedom 2020	2,668,590,127	206,506,237	(76,657,879)	129,848,358
Advisor Freedom 2025	2,757,401,275	229,805,892	(84,576,391)	145,229,501
Advisor Freedom 2030	2,660,866,945	240,562,167	(90,228,119)	150,334,048
Advisor Freedom 2035	2,008,141,722	193,957,260	(74,604,662)	119,352,598
Advisor Freedom 2040	1,856,389,700	180,860,071	(64,652,042)	116,208,029
Advisor Freedom 2045	1,032,036,103	91,246,300	(40,196,365)	51,049,935
Advisor Freedom 2050	758,154,360	69,200,056	(29,402,844)	39,797,212
Advisor Freedom 2055	263,523,497	6,508,281	(16,066,335)	(9,558,054)
Advisor Freedom 2060	9,774,335	9,148	(929,111)	(919,963)

Advisor Freedom 2015 elected to defer to its next fiscal year approximately $842,093 of capital losses recognized during the period November 1, 2014 to March 31, 2015.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	23,690,793	36,913,619
Advisor Freedom 2005	27,910,000	46,630,324
Advisor Freedom 2010	51,895,746	116,279,964
Advisor Freedom 2015	116,984,987	253,222,782
Advisor Freedom 2020	231,076,108	415,940,309
Advisor Freedom 2025	290,504,694	369,881,522
Advisor Freedom 2030	254,136,008	381,784,282
Advisor Freedom 2035	196,540,060	266,054,753
Advisor Freedom 2040	166,554,097	276,604,864
Advisor Freedom 2045	123,531,696	144,202,722
Advisor Freedom 2050	99,673,639	101,502,513
Advisor Freedom 2055	62,198,515	26,033,248
Advisor Freedom 2060	7,674,589	3,914,798

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom Income
Class A	–%	.25%	$145,913	$5,728
Class T	.25%	.25%	119,492	–
Class B	.75%	.25%	4,849	3,643
Class C	.75%	.25%	77,779	10,953
			$348,033	$20,324
Advisor Freedom 2005
Class A	–%	.25%	$192,193	$6,786
Class T	.25%	.25%	74,699	–
Class B	.75%	.25%	2,564	1,925
Class C	.75%	.25%	36,551	2,768
			$306,007	$11,479
Advisor Freedom 2010
Class A	–%	.25%	$505,943	$21,814
Class T	.25%	.25%	253,928	1,337
Class B	.75%	.25%	9,612	7,211
Class C	.75%	.25%	170,699	11,323
			$940,182	$41,685
Advisor Freedom 2015
Class A	–%	.25%	$1,136,340	$44,487
Class T	.25%	.25%	513,296	–
Class B	.75%	.25%	30,640	22,980
Class C	.75%	.25%	351,067	26,934
			$2,031,343	$94,401
Advisor Freedom 2020
Class A	–%	.25%	$2,124,234	$77,863
Class T	.25%	.25%	1,078,664	–
Class B	.75%	.25%	68,307	51,230
Class C	.75%	.25%	558,656	57,621
			$3,829,861	$186,714
Advisor Freedom 2025
Class A	–%	.25%	$2,249,670	$85,486
Class T	.25%	.25%	1,028,231	–
Class B	.75%	.25%	49,389	37,042
Class C	.75%	.25%	478,211	53,504
			$3,805,501	$176,032
Advisor Freedom 2030
Class A	–%	.25%	$2,066,343	$74,593
Class T	.25%	.25%	1,114,954	–
Class B	.75%	.25%	59,465	44,599
Class C	.75%	.25%	453,932	47,948
			$3,694,694	$167,140
Advisor Freedom 2035
Class A	–%	.25%	$1,594,178	$72,905
Class T	.25%	.25%	774,223	–
Class B	.75%	.25%	40,731	30,575
Class C	.75%	.25%	282,049	34,013
			$2,691,181	$137,493
Advisor Freedom 2040
Class A	–%	.25%	$1,399,236	$50,954
Class T	.25%	.25%	820,540	2,721
Class B	.75%	.25%	49,927	37,445
Class C	.75%	.25%	384,961	36,534
			$2,654,664	$127,654
Advisor Freedom 2045
Class A	–%	.25%	$765,809	$32,758
Class T	.25%	.25%	390,814	800
Class B	.75%	.25%	10,775	8,081
Class C	.75%	.25%	115,517	22,760
			$1,282,915	$64,399
Advisor Freedom 2050
Class A	–%	.25%	$515,291	$16,142
Class T	.25%	.25%	317,588	189
Class B	.75%	.25%	14,612	10,959
Class C	.75%	.25%	125,100	18,314
			$972,591	$45,604
Advisor Freedom 2055
Class A	–%	.25%	$154,599	$4,033
Class T	.25%	.25%	85,632	1,119
Class C	.75%	.25%	23,352	7,976
			$ 263,583	$13,128
Advisor Freedom 2060
Class A	–%	.25%	$4,821	$4,821
Class T	.25%	.25%	5,144	5,144
Class C	.75%	.25%	6,283	6,283
			$16,248	$16,248

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$3,725
Class T	1,359
Class B*	1,358
Class C*	831
$7,273
Advisor Freedom 2005
Class A	$1,380
Class T	496
Class B*	–
Class C*	82
$1,958
Advisor Freedom 2010
Class A	$4,987
Class T	2,331
Class B*	592
Class C*	821
$8,731
Advisor Freedom 2015
Class A	$14,761
Class T	7,592
Class B*	960
Class C*	2,811
$26,124
Advisor Freedom 2020
Class A	$31,785
Class T	13,932
Class B*	2,030
Class C*	5,693
$53,440
Advisor Freedom 2025
Class A	$35,331
Class T	22,989
Class B*	1,822
Class C*	4,829
$64,971
Advisor Freedom 2030
Class A	$40,426
Class T	21,751
Class B*	2,060
Class C*	5,261
$69,498
Advisor Freedom 2035
Class A	$39,887
Class T	20,235
Class B*	2,172
Class C*	4,229
$66,523
Advisor Freedom 2040
Class A	$38,800
Class T	18,960
Class B*	884
Class C*	4,862
$63,506
Advisor Freedom 2045
Class A	$20,892
Class T	12,967
Class B*	622
Class C*	1,693
$36,174
Advisor Freedom 2050
Class A	$20,331
Class T	6,693
Class B*	440
Class C*	2,832
$30,296
Advisor Freedom 2055
Class A	$10,614
Class T	4,896
Class C*	781
$16,291
Advisor Freedom 2060
Class A	$453
Class T	142
Class C*	434
$1,029

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$247
Class T	.50%	101
Class B	1.00%	2
Class C	1.00%	33
Class I	-%	170
Advisor Freedom 2005
Class A	.25%	$327
Class T	.50%	64
Class B	1.00%	1
Class C	1.00%	16
Class I	-%	136
Advisor Freedom 2010
Class A	.25%	$863
Class T	.50%	217
Class B	1.00%	4
Class C	1.00%	73
Class I	-%	331
Advisor Freedom 2015
Class A	.25%	$1,938
Class T	.50%	438
Class B	1.00%	13
Class C	1.00%	150
Class I	-%	871
Advisor Freedom 2020
Class A	.25%	$3,610
Class T	.50%	917
Class B	1.00%	29
Class C	1.00%	237
Class I	-%	1,709
Advisor Freedom 2025
Class A	.25%	$3,800
Class T	.50%	869
Class B	1.00%	21
Class C	1.00%	202
Class I	-%	1,754
Advisor Freedom 2030
Class A	.25%	$3,502
Class T	.50%	945
Class B	1.00%	25
Class C	1.00%	192
Class I	-%	1,897
Advisor Freedom 2035
Class A	.25%	$2,698
Class T	.50%	656
Class B	1.00%	17
Class C	1.00%	119
Class I	-%	1,481
Advisor Freedom 2040
Class A	.25%	$2,377
Class T	.50%	697
Class B	1.00%	21
Class C	1.00%	164
Class I	-%	1,408
Advisor Freedom 2045
Class A	.25%	$1,293
Class T	.50%	330
Class B	1.00%	5
Class C	1.00%	49
Class I	-%	824
Advisor Freedom 2050
Class A	.25%	$868
Class T	.50%	267
Class B	1.00%	6
Class C	1.00%	53
Class I	-%	633
Advisor Freedom 2055
Class A	.25%	$253
Class T	.50%	70
Class C	1.00%	10
Class I	-%	193
Advisor Freedom 2060
Class A	.25%	$7
Class T	.50%	4
Class C	1.00%	2
Class I	-%	3

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2015	Year ended March 31, 2015
Advisor Freedom Income
From net investment income
Class A	$718,508	$2,006,074
Class T	241,492	610,551
Class B	2,450	10,867
Class C	40,073	120,553
Class I	606,052	1,291,837
Total	$1,608,575	$4,039,882
From net realized gain
Class A	$1,224,672	$4,377,554
Class T	487,753	1,580,033
Class B	10,264	48,599
Class C	160,101	507,683
Class I	839,249	2,358,388
Total	$2,722,039	$8,872,257
Advisor Freedom 2005
From net investment income
Class A	$427,902	$2,703,708
Class T	60,864	364,687
Class B	238	5,181
Class C	4,826	65,460
Class I	215,280	1,286,785
Total	$709,110	$4,425,821
From net realized gain
Class A	$2,259,859	$6,021,448
Class T	411,437	979,095
Class B	8,056	29,661
Class C	101,948	288,876
Class I	909,555	2,444,698
Total	$3,690,855	$9,763,778
Advisor Freedom 2010
From net investment income
Class A	$920,705	$7,526,871
Class T	164,471	1,541,263
Class B	–	22,518
Class C	8,144	328,872
Class I	451,146	3,154,793
Total	$1,544,466	$12,574,317
From net realized gain
Class A	$7,530,042	$21,724,587
Class T	1,883,184	5,280,109
Class B	36,903	148,899
Class C	621,684	1,691,065
Class I	2,869,789	7,895,305
Total	$12,941,602	$36,739,965
Advisor Freedom 2015
From net investment income
Class A	$2,092,850	$16,472,036
Class T	326,480	3,019,840
Class B	–	67,393
Class C	22,853	657,182
Class I	1,175,358	8,235,434
Total	$3,617,541	$28,451,885
From net realized gain
Class A	$16,817,539	$50,483,414
Class T	3,672,902	10,845,327
Class B	120,815	494,619
Class C	1,285,416	3,671,376
Class I	7,345,984	21,847,653
Total	$29,242,656	$87,342,389
Advisor Freedom 2020
From net investment income
Class A	$3,250,800	$29,563,833
Class T	521,356	6,239,241
Class B	–	142,694
Class C	12	1,028,825
Class I	2,025,888	15,728,192
Total	$5,798,056	$52,702,785
From net realized gain
Class A	$30,037,383	$85,524,060
Class T	7,527,065	20,889,781
Class B	249,577	918,360
Class C	1,925,946	5,335,699
Class I	14,181,207	39,035,773
Total	$53,921,178	$151,703,673
Advisor Freedom 2025
From net investment income
Class A	$2,359,604	$29,627,711
Class T	276,344	5,418,579
Class B	–	101,520
Class C	–	888,259
Class I	1,645,396	15,118,302
Total	$4,281,344	$51,154,371
From net realized gain
Class A	$34,561,341	$92,842,798
Class T	7,645,498	19,605,381
Class B	187,969	713,467
Class C	1,774,366	4,752,036
Class I	15,757,808	40,724,216
Total	$59,926,982	$158,637,898
Advisor Freedom 2030
From net investment income
Class A	$954,886	$24,784,369
Class T	–	5,372,386
Class B	–	112,725
Class C	6	766,016
Class I	1,091,229	15,114,759
Total	$2,046,121	$46,150,255
From net realized gain
Class A	$37,121,711	$84,610,105
Class T	9,852,323	21,708,833
Class B	268,284	815,088
Class C	1,920,484	4,413,727
Class I	19,963,041	43,464,896
Total	$69,125,843	$155,012,649
Advisor Freedom 2035
From net investment income
Class A	$192,465	$18,356,639
Class T	–	3,426,264
Class B	–	76,279
Class C	–	462,007
Class I	577,544	11,208,570
Total	$770,009	$33,529,759
From net realized gain
Class A	$29,157,484	$69,919,414
Class T	6,791,297	15,386,135
Class B	187,943	616,495
Class C	1,215,698	2,908,220
Class I	15,908,526	36,135,651
Total	$53,260,948	$124,965,915
Advisor Freedom 2040
From net investment income
Class A	$156,913	$16,039,742
Class T	–	3,721,379
Class B	–	93,560
Class C	–	614,961
Class I	520,363	10,655,035
Total	$677,276	$31,124,677
From net realized gain
Class A	$27,067,213	$60,990,886
Class T	7,686,460	16,937,286
Class B	243,694	750,193
Class C	1,759,676	3,891,999
Class I	16,321,339	33,876,269
Total	$53,078,382	$116,446,633
Advisor Freedom 2045
From net investment income
Class A	$111,225	$8,514,719
Class T	25	1,660,433
Class B	–	19,801
Class C	–	177,170
Class I	322,581	6,221,904
Total	$433,831	$16,594,027
From net realized gain
Class A	$13,624,885	$39,621,319
Class T	3,321,627	8,954,687
Class B	47,746	200,706
Class C	472,312	1,321,278
Class I	8,781,329	24,350,294
Total	$26,247,899	$74,448,284
Advisor Freedom 2050
From net investment income
Class A	$75,168	$5,557,324
Class T	–	1,344,442
Class B	–	24,678
Class C	–	190,766
Class I	246,462	4,774,757
Total	$321,630	$11,891,967
From net realized gain
Class A	$9,057,644	$26,749,886
Class T	2,715,783	7,872,988
Class B	63,251	283,231
Class C	508,416	1,498,275
Class I	6,599,712	18,910,343
Total	$18,944,806	$55,314,723
Advisor Freedom 2055
From net investment income
Class A	$20,073	$1,321,494
Class T	–	294,628
Class C	–	27,965
Class I	68,498	1,149,810
Total	$88,571	$2,793,897
From net realized gain
Class A	$2,288,279	$3,349,879
Class T	619,186	868,138
Class C	78,392	111,785
Class I	1,735,270	2,434,916
Total	$4,721,127	$6,764,718
Advisor Freedom 2060
From net investment income
Class A	$–	$11,467
Class T	–	18,274
Class C	–	13,832
Class I	–	1,563
Total	$–	$45,136
From net realized gain
Class A	$48,569	$9,288
Class T	32,182	15,747
Class C	19,799	13,338
Class I	10,955	1,217
Total	$111,505	$39,590

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2015	Year ended March 31, 2015	Six months ended September 30, 2015	Year ended March 31, 2015
Advisor Freedom Income
Class A
Shares sold	1,519,124	3,619,565	$16,530,703	$40,149,983
Reinvestment of distributions	175,970	573,085	1,929,352	6,318,078
Shares redeemed	(2,402,492)	(6,125,575)	(26,249,050)	(68,054,068)
Net increase (decrease)	(707,398)	(1,932,925)	$(7,788,995)	$(21,586,007)
Class T
Shares sold	639,128	3,210,409	$6,952,407	$35,732,869
Reinvestment of distributions	65,105	195,001	713,409	2,147,017
Shares redeemed	(685,659)	(3,823,004)	(7,421,693)	(42,530,178)
Net increase (decrease)	18,574	(417,594)	$244,123	$(4,650,292)
Class B
Shares sold	55	845	$602	$9,345
Reinvestment of distributions	1,097	5,113	12,023	56,268
Shares redeemed	(22,944)	(52,610)	(250,863)	(582,710)
Net increase (decrease)	(21,792)	(46,652)	$(238,238)	$(517,097)
Class C
Shares sold	128,603	298,092	$1,394,784	$3,300,083
Reinvestment of distributions	15,993	48,916	175,164	537,670
Shares redeemed	(152,859)	(326,468)	(1,659,658)	(3,617,162)
Net increase (decrease)	(8,263)	20,540	$(89,710)	$220,591
Class I
Shares sold	1,533,828	3,917,263	$16,733,177	$43,534,812
Reinvestment of distributions	130,545	329,859	1,434,224	3,644,531
Shares redeemed	(1,938,809)	(3,156,053)	(21,172,046)	(35,160,767)
Net increase (decrease)	(274,436)	1,091,069	$(3,004,645)	$12,018,576
Advisor Freedom 2005
Class A
Shares sold	1,532,920	4,029,427	$18,297,503	$49,037,462
Reinvestment of distributions	217,984	711,971	2,617,987	8,520,994
Shares redeemed	(3,036,994)	(6,727,836)	(36,160,497)	(81,765,937)
Net increase (decrease)	(1,286,090)	(1,986,438)	$(15,245,007)	$(24,207,481)
Class T
Shares sold	596,491	812,920	$7,080,804	$9,849,130
Reinvestment of distributions	38,646	110,375	464,136	1,320,665
Shares redeemed	(433,718)	(963,824)	(5,165,861)	(11,702,681)
Net increase (decrease)	201,419	(40,529)	$2,379,079	$(532,886)
Class B
Shares sold	3	868	$35	$10,408
Reinvestment of distributions	685	2,891	8,269	34,770
Shares redeemed	(18,354)	(39,292)	(219,531)	(478,412)
Net increase (decrease)	(17,666)	(35,533)	$(211,227)	$(433,234)
Class C
Shares sold	50,446	95,287	$593,306	$1,159,886
Reinvestment of distributions	8,491	27,436	101,809	328,067
Shares redeemed	(44,492)	(242,635)	(526,462)	(2,934,030)
Net increase (decrease)	14,445	(119,912)	$168,653	$(1,446,077)
Class I
Shares sold	960,278	2,850,847	$11,495,938	$34,887,950
Reinvestment of distributions	92,727	309,121	1,121,072	3,721,031
Shares redeemed	(1,339,217)	(3,224,819)	(16,032,350)	(39,378,256)
Net increase (decrease)	(286,212)	(64,851)	$(3,415,340)	$(769,275)
Advisor Freedom 2010
Class A
Shares sold	2,722,663	7,458,412	$34,098,818	$95,728,339
Reinvestment of distributions	663,509	2,299,500	8,373,487	28,960,392
Shares redeemed	(7,148,365)	(14,788,608)	(88,983,854)	(190,101,552)
Net increase (decrease)	(3,762,193)	(5,030,696)	$(46,511,549)	$(65,412,821)
Class T
Shares sold	922,000	1,964,902	$11,410,134	$25,117,047
Reinvestment of distributions	161,708	539,059	2,034,290	6,770,716
Shares redeemed	(1,422,574)	(3,843,392)	(17,656,515)	(49,109,062)
Net increase (decrease)	(338,866)	(1,339,431)	$(4,212,091)	$(17,221,299)
Class B
Shares sold	135	1,368	$1,706	$17,636
Reinvestment of distributions	2,735	13,014	34,657	164,488
Shares redeemed	(53,166)	(136,169)	(667,754)	(1,745,537)
Net increase (decrease)	(50,296)	(121,787)	$(631,391)	$(1,563,413)
Class C
Shares sold	174,268	350,615	$2,158,872	$4,459,425
Reinvestment of distributions	47,494	151,938	594,153	1,899,118
Shares redeemed	(237,359)	(600,179)	(2,939,574)	(7,643,233)
Net increase (decrease)	(15,597)	(97,626)	$(186,549)	$(1,284,690)
Class I
Shares sold	2,267,586	3,829,649	$28,479,320	$49,401,753
Reinvestment of distributions	262,052	873,680	3,320,203	11,047,113
Shares redeemed	(2,867,528)	(7,085,943)	(35,940,765)	(91,437,717)
Net increase (decrease)	(337,890)	(2,382,614)	$(4,141,242)	$(30,988,851)
Advisor Freedom 2015
Class A
Shares sold	6,886,527	15,703,625	$86,212,608	$200,635,316
Reinvestment of distributions	1,481,149	5,276,601	18,706,910	66,227,275
Shares redeemed	(15,238,773)	(29,257,493)	(190,441,627)	(374,362,704)
Net increase (decrease)	(6,871,097)	(8,277,267)	$(85,522,109)	$(107,500,113)
Class T
Shares sold	2,566,615	4,656,344	$31,955,825	$59,429,618
Reinvestment of distributions	311,096	1,085,954	3,926,026	13,619,082
Shares redeemed	(2,972,048)	(6,939,733)	(36,973,429)	(88,491,090)
Net increase (decrease)	(94,337)	(1,197,435)	$(1,091,578)	$(15,442,390)
Class B
Shares sold	1,081	7,064	$13,567	$89,570
Reinvestment of distributions	8,825	41,814	111,630	525,609
Shares redeemed	(210,145)	(402,437)	(2,620,530)	(5,132,341)
Net increase (decrease)	(200,239)	(353,559)	$(2,495,333)	$(4,517,162)
Class C
Shares sold	325,935	869,731	$4,036,292	$10,972,058
Reinvestment of distributions	99,441	326,736	1,246,991	4,076,902
Shares redeemed	(666,953)	(1,349,480)	(8,244,167)	(17,100,266)
Net increase (decrease)	(241,577)	(153,013)	$(2,960,884)	$(2,051,306)
Class I
Shares sold	4,461,906	9,458,107	$56,054,329	$122,001,029
Reinvestment of distributions	665,990	2,368,220	8,478,057	29,937,068
Shares redeemed	(7,120,666)	(16,294,520)	(89,512,163)	(210,299,155)
Net increase (decrease)	(1,992,770)	(4,468,193)	$(24,979,777)	$(58,361,058)
Advisor Freedom 2020
Class A
Shares sold	13,507,508	29,864,265	$178,271,875	$403,260,707
Reinvestment of distributions	2,455,922	8,578,581	32,933,910	113,813,379
Shares redeemed	(23,122,193)	(47,421,612)	(305,880,244)	(641,713,463)
Net increase (decrease)	(7,158,763)	(8,978,766)	$(94,674,459)	$(124,639,377)
Class T
Shares sold	4,923,442	8,913,845	$65,084,501	$120,539,986
Reinvestment of distributions	591,506	2,011,893	7,932,090	26,710,290
Shares redeemed	(6,311,615)	(12,539,322)	(83,280,997)	(169,109,400)
Net increase (decrease)	(796,667)	(1,613,584)	$(10,264,406)	$(21,859,124)
Class B
Shares sold	6,064	14,255	$80,730	$191,115
Reinvestment of distributions	17,495	75,323	235,130	1,002,110
Shares redeemed	(336,057)	(677,580)	(4,440,252)	(9,156,161)
Net increase (decrease)	(312,498)	(588,002)	$(4,124,392)	$(7,962,936)
Class C
Shares sold	733,861	1,424,074	$9,616,891	$19,098,957
Reinvestment of distributions	137,636	457,393	1,834,691	6,035,886
Shares redeemed	(803,570)	(1,864,464)	(10,498,945)	(25,007,693)
Net increase (decrease)	67,927	17,003	$952,637	$127,150
Class I
Shares sold	9,322,470	19,064,129	$124,073,241	$259,660,409
Reinvestment of distributions	1,198,006	4,091,068	16,173,080	54,641,482
Shares redeemed	(13,781,267)	(25,591,315)	(183,610,858)	(348,936,742)
Net increase (decrease)	(3,260,791)	(2,436,118)	$(43,364,537)	$(34,634,851)
Advisor Freedom 2025
Class A
Shares sold	14,370,621	30,824,980	$187,197,893	$410,567,593
Reinvestment of distributions	2,764,669	9,283,529	36,604,215	121,333,464
Shares redeemed	(21,757,277)	(43,364,361)	(283,587,253)	(578,296,228)
Net increase (decrease)	(4,621,987)	(3,255,852)	$(59,785,145)	$(46,395,171)
Class T
Shares sold	5,902,435	9,163,444	$77,102,235	$122,230,291
Reinvestment of distributions	587,747	1,881,621	7,799,406	24,642,081
Shares redeemed	(5,177,930)	(9,564,325)	(67,328,888)	(127,497,057)
Net increase (decrease)	1,312,252	1,480,740	$17,572,753	$19,375,315
Class B
Shares sold	14,733	7,639	$195,858	$101,154
Reinvestment of distributions	13,812	60,528	182,453	789,486
Shares redeemed	(215,209)	(552,494)	(2,791,060)	(7,322,415)
Net increase (decrease)	(186,664)	(484,327)	$(2,412,749)	$(6,431,775)
Class C
Shares sold	744,222	1,409,479	$9,541,288	$18,560,432
Reinvestment of distributions	129,626	416,558	1,698,101	5,389,721
Shares redeemed	(575,790)	(1,358,528)	(7,377,661)	(17,840,628)
Net increase (decrease)	298,058	467,509	$3,861,728	$6,109,525
Class I
Shares sold	9,963,613	20,210,452	$130,881,163	$271,300,137
Reinvestment of distributions	1,300,482	4,229,465	17,348,427	55,687,560
Shares redeemed	(11,353,173)	(24,668,738)	(149,103,275)	(331,872,377)
Net increase (decrease)	(89,078)	(228,821)	$(873,685)	$(4,884,680)
Advisor Freedom 2030
Class A
Shares sold	12,533,856	29,982,308	$174,290,036	$425,108,614
Reinvestment of distributions	2,656,786	7,745,575	37,620,095	107,962,607
Shares redeemed	(19,560,265)	(42,806,590)	(271,912,722)	(608,979,063)
Net increase (decrease)	(4,369,623)	(5,078,707)	$(60,002,591)	$(75,907,842)
Class T
Shares sold	4,876,127	9,534,874	$67,355,631	$135,029,239
Reinvestment of distributions	689,878	1,924,391	9,734,176	26,745,337
Shares redeemed	(5,291,806)	(11,484,782)	(73,281,261)	(162,090,418)
Net increase (decrease)	274,199	(25,517)	$3,808,546	$(315,842)
Class B
Shares sold	7,797	14,168	$110,330	$199,886
Reinvestment of distributions	18,035	63,454	254,659	882,312
Shares redeemed	(267,732)	(602,929)	(3,723,329)	(8,525,390)
Net increase (decrease)	(241,900)	(525,307)	$(3,358,340)	$(7,443,192)
Class C
Shares sold	566,315	1,181,717	$7,782,402	$16,583,425
Reinvestment of distributions	130,956	359,063	1,834,700	4,954,340
Shares redeemed	(581,241)	(1,295,488)	(7,995,577)	(18,186,108)
Net increase (decrease)	116,030	245,292	$1,621,525	$3,351,657
Class I
Shares sold	10,758,128	20,433,390	$150,137,844	$291,589,869
Reinvestment of distributions	1,478,600	4,181,177	21,040,483	58,538,306
Shares redeemed	(13,901,849)	(23,026,293)	(194,720,690)	(329,226,948)
Net increase (decrease)	(1,665,121)	1,588,274	$(23,542,363)	$20,901,227
Advisor Freedom 2035
Class A
Shares sold	10,786,802	24,992,674	$143,388,832	$339,358,729
Reinvestment of distributions	2,141,904	6,554,589	29,044,215	87,286,625
Shares redeemed	(16,090,650)	(33,903,950)	(214,060,612)	(460,733,346)
Net increase (decrease)	(3,161,944)	(2,356,687)	$(41,627,565)	$(34,087,992)
Class T
Shares sold	4,275,833	7,857,411	$56,553,226	$106,015,264
Reinvestment of distributions	495,722	1,398,752	6,682,333	18,528,616
Shares redeemed	(3,595,878)	(7,140,022)	(47,160,510)	(96,375,027)
Net increase (decrease)	1,175,677	2,116,141	$16,075,049	$28,168,853
Class B
Shares sold	2,774	10,477	$36,499	$139,695
Reinvestment of distributions	13,677	50,768	183,274	668,753
Shares redeemed	(186,167)	(425,647)	(2,449,349)	(5,695,614)
Net increase (decrease)	(169,716)	(364,402)	$(2,229,576)	$(4,887,166)
Class C
Shares sold	505,235	944,423	$6,565,400	$12,603,241
Reinvestment of distributions	88,301	248,458	1,177,054	3,258,885
Shares redeemed	(419,756)	(847,126)	(5,474,248)	(11,264,242)
Net increase (decrease)	173,780	345,755	$2,268,206	$4,597,884
Class I
Shares sold	9,450,469	17,297,096	$126,125,597	$235,983,229
Reinvestment of distributions	1,205,445	3,527,717	16,442,265	47,224,750
Shares redeemed	(11,276,504)	(19,577,302)	(150,983,958)	(267,699,540)
Net increase (decrease)	(620,590)	1,247,511	$(8,416,096)	$15,508,439
Advisor Freedom 2040
Class A
Shares sold	8,955,471	22,027,517	$127,402,744	$320,537,063
Reinvestment of distributions	1,854,376	5,330,622	26,944,084	76,146,062
Shares redeemed	(13,134,221)	(30,109,992)	(187,581,287)	(439,085,157)
Net increase (decrease)	(2,324,374)	(2,751,853)	$(33,234,459)	$(42,402,032)
Class T
Shares sold	3,341,079	6,835,952	$47,485,006	$99,246,602
Reinvestment of distributions	524,039	1,432,514	7,598,568	20,419,843
Shares redeemed	(4,008,986)	(8,826,745)	(56,787,267)	(127,925,824)
Net increase (decrease)	(143,868)	(558,279)	$(1,703,693)	$(8,259,379)
Class B
Shares sold	3,477	4,956	$50,138	$70,676
Reinvestment of distributions	16,263	57,179	234,187	810,225
Shares redeemed	(205,988)	(525,971)	(2,919,118)	(7,572,893)
Net increase (decrease)	(186,248)	(463,836)	$(2,634,793)	$(6,691,992)
Class C
Shares sold	472,806	864,597	$6,621,670	$12,395,253
Reinvestment of distributions	120,228	311,569	1,720,466	4,388,231
Shares redeemed	(511,451)	(821,736)	(7,134,166)	(11,744,285)
Net increase (decrease)	81,583	354,430	$1,207,970	$5,039,199
Class I
Shares sold	8,083,590	16,770,945	$115,791,805	$245,351,678
Reinvestment of distributions	1,152,295	3,101,175	16,835,024	44,515,713
Shares redeemed	(11,803,060)	(18,212,781)	(169,582,656)	(266,820,365)
Net increase (decrease)	(2,567,175)	1,659,339	$(36,955,827)	$23,047,026
Advisor Freedom 2045
Class A
Shares sold	8,861,707	18,712,185	$97,098,537	$209,776,882
Reinvestment of distributions	1,213,948	4,333,542	13,596,218	47,625,624
Shares redeemed	(10,459,654)	(21,282,383)	(115,052,211)	(238,779,567)
Net increase (decrease)	(383,999)	1,763,344	$(4,357,456)	$18,622,939
Class T
Shares sold	3,148,857	5,949,650	$34,415,308	$66,258,387
Reinvestment of distributions	296,258	965,903	3,303,275	10,566,973
Shares redeemed	(2,642,406)	(4,486,660)	(28,760,857)	(50,101,529)
Net increase (decrease)	802,709	2,428,893	$8,957,726	$26,723,831
Class B
Shares sold	11,101	95	$112,122	$1,034
Reinvestment of distributions	4,238	19,875	47,216	217,266
Shares redeemed	(70,966)	(100,368)	(777,314)	(1,115,970)
Net increase (decrease)	(55,627)	(80,398)	$(617,976)	$(897,670)
Class C
Shares sold	356,312	649,460	$3,846,475	$7,186,677
Reinvestment of distributions	42,500	137,157	470,472	1,490,900
Shares redeemed	(244,407)	(394,015)	(2,636,128)	(4,355,267)
Net increase (decrease)	154,405	392,602	$1,680,819	$4,322,310
Class I
Shares sold	7,535,395	14,432,835	$82,827,502	$162,533,382
Reinvestment of distributions	808,464	2,768,950	9,103,299	30,569,205
Shares redeemed	(9,132,617)	(14,785,258)	(100,972,636)	(166,549,587)
Net increase (decrease)	(788,758)	2,416,527	$(9,041,835)	$26,553,000
Advisor Freedom 2050
Class A
Shares sold	7,050,900	14,360,668	$76,702,665	$159,733,346
Reinvestment of distributions	811,809	2,922,124	9,027,315	31,851,156
Shares redeemed	(7,530,033)	(15,493,944)	(82,205,547)	(172,543,245)
Net increase (decrease)	332,676	1,788,848	$3,524,433	$19,041,257
Class T
Shares sold	2,536,233	4,705,234	$27,541,273	$52,106,997
Reinvestment of distributions	243,519	843,643	2,698,192	9,170,398
Shares redeemed	(2,501,912)	(4,329,214)	(27,050,460)	(48,154,235)
Net increase (decrease)	277,840	1,219,663	$3,189,005	$13,123,160
Class B
Shares sold	1,874	1,165	$18,662	$12,668
Reinvestment of distributions	5,675	27,836	62,652	301,488
Shares redeemed	(82,870)	(170,683)	(899,994)	(1,884,202)
Net increase (decrease)	(75,321)	(141,682)	$(818,680)	$(1,570,046)
Class C
Shares sold	270,891	590,407	$2,920,651	$6,495,242
Reinvestment of distributions	45,459	152,987	500,506	1,653,786
Shares redeemed	(233,333)	(394,204)	(2,481,379)	(4,335,558)
Net increase (decrease)	83,017	349,190	$939,778	$3,813,470
Class I
Shares sold	6,271,366	12,679,506	$68,567,275	$141,962,167
Reinvestment of distributions	612,316	2,160,845	6,845,692	23,682,865
Shares redeemed	(6,527,702)	(12,616,627)	(71,665,112)	(140,923,985)
Net increase (decrease)	355,980	2,223,724	$3,747,855	$24,721,047
Advisor Freedom 2055
Class A
Shares sold	3,661,324	6,723,201	$42,945,630	$79,527,486
Reinvestment of distributions	188,921	394,037	2,267,044	4,607,113
Shares redeemed	(2,267,091)	(4,347,743)	(26,631,234)	(51,516,521)
Net increase (decrease)	1,583,154	2,769,495	$18,581,440	$32,618,078
Class T
Shares sold	1,047,582	1,951,946	$12,238,114	$23,016,119
Reinvestment of distributions	51,699	99,561	618,834	1,162,259
Shares redeemed	(778,863)	(875,910)	(9,101,470)	(10,366,468)
Net increase (decrease)	320,418	1,175,597	$3,755,478	$13,811,910
Class C
Shares sold	119,437	172,714	$1,393,188	$2,031,536
Reinvestment of distributions	6,485	11,853	77,692	138,488
Shares redeemed	(35,282)	(45,944)	(407,354)	(542,625)
Net increase (decrease)	90,640	138,623	$1,063,526	$1,627,399
Class I
Shares sold	3,151,343	5,543,049	$37,037,906	$65,771,171
Reinvestment of distributions	149,815	305,695	1,803,768	3,584,726
Shares redeemed	(1,979,824)	(3,148,817)	(23,373,071)	(37,251,656)
Net increase (decrease)	1,321,334	2,699,927	$15,468,603	$32,104,241
Advisor Freedom 2060
Class A
Shares sold	542,357	262,981	$5,500,004	$2,694,816
Reinvestment of distributions	4,648	2,037	48,569	20,755
Shares redeemed	(217,865)	(45,775)	(2,175,691)	(469,354)
Net increase (decrease)	329,140	219,243	$3,372,882	$2,246,217
Class T
Shares sold	96,934	213,565	$973,403	$2,151,006
Reinvestment of distributions	3,083	3,339	32,182	34,197
Shares redeemed	(208,122)	(17,274)	(2,007,333)	(175,609)
Net increase (decrease)	(108,105)	199,630	$(1,001,748)	$2,009,594
Class C
Shares sold	30,632	201,608	$311,863	$2,029,734
Reinvestment of distributions	1,898	2,669	19,799	27,171
Shares redeemed	(128,986)	(76,007)	(1,233,331)	(775,966)
Net increase (decrease)	(96,456)	128,270	$(901,669)	$1,280,939
Class I
Shares sold	254,075	44,829	$2,549,248	$459,604
Reinvestment of distributions	1,047	273	10,955	2,780
Shares redeemed	(22,420)	(6,606)	(221,454)	(69,020)
Net increase (decrease)	232,702	38,496	$2,338,749	$393,364

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Fidelity Advisor Freedom Income Fund	Fidelity Advisor Freedom 2010 Fund	Fidelity Advisor Freedom 2015 Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Series Equity-Income Fund	-	-	-	13%	15%	18%	15%	14%
Fidelity Advisor Series Growth & Income Fund	-	-	-	13%	15%	18%	15%	14%
Fidelity Advisor Series Opportunistic Insights Fund	-	-	-	14%	15%	18%	15%	14%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	-	-	-	13%	16%	18%	15%	14%
Fidelity Advisor Series Small Cap Fund	-	-	-	13%	15%	18%	15%	14%
Fidelity Advisor Series Growth Opportunities Fund	-	-	-	14%	16%	18%	15%	14%
Fidelity Advisor Series Equity Growth Fund	-	-	-	14%	16%	18%	16%	14%
Fidelity Advisor Series Short-Term Credit Fund	11%	11%	14%	19%	19%	-	-	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

% of shares held
Fidelity Advisor Series Equity-Income Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%
Fidelity Advisor Series Small Cap Fund	100%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Equity Growth Fund	100%
Fidelity Advisor Series Short-Term Credit Fund	100%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-B April 1, 2015 to September 30, 2015
Advisor Freedom Income
Class A	.25%
Actual		$1,000.00	$969.50	$1.23
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$968.40	$2.46
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$965.00	$4.91
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$965.90	$4.91
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$970.90	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2005
Class A	.25%
Actual		$1,000.00	$958.80	$1.22
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$958.20	$2.45
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$955.10	$4.89
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$955.90	$4.89
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$959.70	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2010
Class A	.25%
Actual		$1,000.00	$952.20	$1.22
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$950.60	$2.44
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$949.10	$4.87
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$948.20	$4.87
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$953.80	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2015
Class A	.25%
Actual		$1,000.00	$946.10	$1.22
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$944.60	$2.43
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$942.40	$4.86
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$942.30	$4.86
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$947.10	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2020
Class A	.25%
Actual		$1,000.00	$941.70	$1.21
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$940.40	$2.43
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$938.10	$4.85
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$938.00	$4.84
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$942.80	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2025
Class A	.25%
Actual		$1,000.00	$936.90	$1.21
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$935.70	$2.42
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$933.80	$4.83
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$933.70	$4.83
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$938.00	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2030
Class A	.25%
Actual		$1,000.00	$927.70	$1.20
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$926.30	$2.41
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$924.50	$4.81
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$924.60	$4.81
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$928.70	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2035
Class A	.25%
Actual		$1,000.00	$921.80	$1.20
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$921.60	$2.40
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$918.70	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$919.10	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$922.90	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2040
Class A	.25%
Actual		$1,000.00	$922.10	$1.20
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$921.30	$2.40
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$919.30	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$918.10	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$923.80	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2045
Class A	.25%
Actual		$1,000.00	$922.10	$1.20
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$921.10	$2.40
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$919.00	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$918.60	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$923.10	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2050
Class A	.25%
Actual		$1,000.00	$923.00	$1.20
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$921.20	$2.40
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$918.80	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$918.70	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$923.20	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2055
Class A	.25%
Actual		$1,000.00	$921.70	$1.20
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$920.90	$2.40
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class C	1.00%
Actual		$1,000.00	$919.10	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$923.30	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2060
Class A	.25%
Actual		$1,000.00	$922.80	$1.20
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$921.00	$2.40
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class C	1.00%
Actual		$1,000.00	$918.60	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$924.10	$-
Hypothetical-C		$1,000.00	$1,025.00	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the management and administration arrangements for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the contract arrangements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of each fund's management and administration arrangements, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of each fund's management and administration arrangements. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of each fund's management and administration arrangements. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the management and administration arrangements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to approve an amended and restated management contract (Advisory Contract) and administration agreement for each fund to reflect the fact that, effective October 1, 2015, FMR Co., Inc. (FMRC), an affiliate of Strategic Advisers, Inc. (Strategic Advisers) and Fidelity Management & Research Company (FMR), would assume the duties and rights of Strategic Advisers under the fund's then current management contract. The Board noted that, with the exception of the date, term, and entity name, the terms of each fund's management contract, including the lack of fees payable thereunder, would not change as a result of the approval of the Advisory Contract. The Board considered that FMRC would render the same services to the funds under the Advisory Contracts that Strategic Advisers rendered to the funds under the then current management contracts. The Board also considered that approval of the Advisory Contracts would not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets; or (ii) the day-to-day management of the funds or the persons primarily responsible for such management. As a result, the Board considered that its prior experience with Strategic Advisers as investment adviser for the funds was relevant to its consideration of the Advisory Contracts.

In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel that provide services to the funds, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the then current management contract (and to be performed under the Advisory Contract) and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance (for each fund except Advisor Freedom 2060 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history, and noted that the approval of the Advisory Contract for each fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Advisor Freedom 2055 Fund).

Investment Performance (for Advisor Freedom 2060 Fund)  ..The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions, and noted that the approval of the Advisory Contract for the fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds did not pay Strategic Advisers, and would not pay FMRC, a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The Board also noted that over the past few years, FMR has been developing and refining the competitive methodology for the funds to provide a more meaningful competitive comparison. As a result, this year, instead of including all funds in one competitive mapped group that includes all funds-of-funds, FMR introduced three new Total Mapped Groups that consist of target retirement funds, grouped according to target retirement dates. The Board noted that the investment adviser believes that the new Total Mapped Groups provide more meaningful competitive comparisons for the funds because they include target date funds, regardless of whether the fund is a fund of funds, and reflect, among other things, that active target date funds with a higher percentage of assets invested in equities tend to have higher expenses.

The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Advisor Freedom 2005 Fund

Advisor Freedom 2010 Fund

Advisor Freedom 2015 Fund

Advisor Freedom 2020 Fund

Advisor Freedom 2025 Fund

Advisor Freedom 2030 Fund

Advisor Freedom 2035 Fund

Advisor Freedom 2040 Fund

Advisor Freedom 2045 Fund

Advisor Freedom 2050 Fund

Advisor Freedom 2055 Fund

Advisor Freedom 2060 Fund

Advisor Freedom Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered fund-paid 12b-1 fees and noted that each fund invests in a class of shares of the underlying Fidelity fund that does not charge a 12b-1 fee to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the total expense ratio of each of Class A, Class B, and Class I of each fund, as applicable, ranked below its competitive median for 2014, the total expense ratio of Class C of each fund ranked equal to its competitive median for 2014, and the total expense ratio of Class T of each fund ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans.

In considering the total expense ratio for each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes in the mapped group. The Board noted that, under this alternative competitive analysis, the total expense ratio of each of Class A and Class I of each fund ranked below its competitive median for 2014 and the total expense ratio of Class T of each fund ranked above its competitive median for 2014. The Board noted that the total expense ratio of Class B of Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, and Advisor Freedom Income Fund ranked below its competitive median for 2014, the total expense ratio of Class B of Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, Advisor Freedom 2045 Fund, and Advisor Freedom 2050 Fund ranked equal to its competitive median for 2014, and the total expense ratio of Class B of Advisor Freedom 2015 Fund and Advisor Freedom 2020 Fund ranked above its competitive median for 2014. The Board noted that the total expense ratio of Class C of Advisor Freedom 2005 Fund, Advisor Freedom 2025 Fund, and Advisor Freedom Income Fund ranked below its competitive median for 2014 and the total expense ratio of Class C of each other fund ranked above its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the approval of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

AFF-SANN-1115
1.792138.112

Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Semi-Annual Report September 30, 2015

Contents

Fidelity Freedom® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	0.7	0.6
Fidelity Series 1000 Value Index Fund	0.4	0.4
Fidelity Series All-Sector Equity Fund	2.1	2.0
Fidelity Series Blue Chip Growth Fund	1.5	1.6
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Equity-Income Fund	2.8	2.7
Fidelity Series Growth & Income Fund	2.1	2.0
Fidelity Series Growth Company Fund	2.4	2.4
Fidelity Series Intrinsic Opportunities Fund	1.4	1.4
Fidelity Series Opportunistic Insights Fund	1.4	1.3
Fidelity Series Real Estate Equity Fund	0.2	0.3
Fidelity Series Small Cap Discovery Fund	0.4	0.4
Fidelity Series Small Cap Opportunities Fund	1.1	1.1
Fidelity Series Stock Selector Large Cap Value Fund	1.8	1.8
	19.1	18.8
International Equity Funds
Fidelity Series Emerging Markets Fund	3.3	2.7
Fidelity Series International Growth Fund	1.8	2.0
Fidelity Series International Small Cap Fund	0.4	0.4
Fidelity Series International Value Fund	1.9	2.0
	7.4	7.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.1	3.4
Fidelity Series Inflation-Protected Bond Index Fund	3.5	3.5
Fidelity Series Investment Grade Bond Fund	41.1	41.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	49.1	50.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	17.1	13.7
Fidelity Series Short-Term Credit Fund	7.3	10.4
	24.4	24.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.1%
International Equity Funds	7.4%
Bond Funds	49.1%
Short-Term Funds	24.4%

Six months ago
Domestic Equity Funds	18.8%
International Equity Funds	7.1%
Bond Funds	50.0%
Short-Term Funds	24.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Income Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1,169,954	$14,788,220
Fidelity Series 1000 Value Index Fund (a)	811,559	8,326,598
Fidelity Series All-Sector Equity Fund (a)	3,702,646	47,949,267
Fidelity Series Blue Chip Growth Fund (a)	3,135,509	33,769,428
Fidelity Series Commodity Strategy Fund (a)(b)	3,124,418	17,090,564
Fidelity Series Equity-Income Fund (a)	5,439,155	62,387,109
Fidelity Series Growth & Income Fund (a)	3,985,697	47,868,220
Fidelity Series Growth Company Fund (a)	4,611,309	54,505,670
Fidelity Series Intrinsic Opportunities Fund (a)	2,315,643	31,816,940
Fidelity Series Opportunistic Insights Fund (a)	2,105,063	31,281,234
Fidelity Series Real Estate Equity Fund (a)	456,777	5,750,824
Fidelity Series Small Cap Discovery Fund (a)	816,502	8,279,329
Fidelity Series Small Cap Opportunities Fund (a)	2,120,857	24,920,070
Fidelity Series Stock Selector Large Cap Value Fund (a)	3,479,845	40,679,385
TOTAL DOMESTIC EQUITY FUNDS
(Cost $383,595,769)		429,412,858

International Equity Funds - 7.4%
Fidelity Series Emerging Markets Fund (a)	5,106,433	73,634,760
Fidelity Series International Growth Fund (a)	3,115,546	41,872,945
Fidelity Series International Small Cap Fund (a)	613,780	9,525,867
Fidelity Series International Value Fund (a)	4,479,503	41,928,152
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $159,518,943)		166,961,724

Bond Funds - 49.1%
Fidelity Series Emerging Markets Debt Fund (a)	1,474,954	13,540,081
Fidelity Series Floating Rate High Income Fund (a)	602,478	5,699,446
Fidelity Series High Income Fund (a)	7,897,568	70,841,183
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,241,256	79,445,712
Fidelity Series Investment Grade Bond Fund (a)	82,221,948	926,641,351
Fidelity Series Real Estate Income Fund (a)	1,001,271	10,823,741
TOTAL BOND FUNDS
(Cost $1,076,534,761)		1,106,991,514

Short-Term Funds - 24.4%
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	384,874,834	384,874,834
Fidelity Series Short-Term Credit Fund (a)	16,636,331	165,697,857
TOTAL SHORT-TERM FUNDS
(Cost $551,230,097)		550,572,691
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,170,879,570)		2,253,938,787
NET OTHER ASSETS (LIABILITIES) - 0.0%		(765,045)
NET ASSETS - 100%		$2,253,173,742

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$340,763,561	$87,471,947	$43,360,674	$307,513	$384,874,834
Fidelity Series 100 Index Fund	15,620,377	1,339,674	1,464,208	--	14,788,220
Fidelity Series 1000 Value Index Fund	8,853,201	872,236	673,406	--	8,326,598
Fidelity Series All-Sector Equity Fund	50,767,019	5,340,576	3,935,293	--	47,949,267
Fidelity Series Blue Chip Growth Fund	39,279,781	8,324,349	8,454,132	40,293	33,769,428
Fidelity Series Commodity Strategy Fund	20,207,136	1,546,924	2,649,231	--	17,090,564
Fidelity Series Emerging Markets Debt Fund	15,314,992	569,584	1,548,757	431,789	13,540,081
Fidelity Series Emerging Markets Fund	67,776,831	21,762,676	4,655,922	--	73,634,760
Fidelity Series Equity-Income Fund	66,567,935	6,733,417	4,987,748	718,766	62,387,109
Fidelity Series Floating Rate High Income Fund	12,347,894	284,931	6,738,057	185,074	5,699,446
Fidelity Series Growth & Income Fund	50,666,205	6,894,890	3,946,107	442,772	47,868,220
Fidelity Series Growth Company Fund	60,387,580	27,047	2,481,836	--	54,505,670
Fidelity Series High Income Fund	84,408,172	3,185,299	10,136,578	2,197,450	70,841,183
Fidelity Series Inflation-Protected Bond Index Fund	86,766,870	966,891	7,335,122	22,829	79,445,712
Fidelity Series International Growth Fund	49,146,790	1,513,127	5,837,413	--	41,872,945
Fidelity Series International Small Cap Fund	11,302,150	81,628	1,679,407	--	9,525,867
Fidelity Series International Value Fund	48,823,702	2,375,478	5,945,120	--	41,928,152
Fidelity Series Intrinsic Opportunities Fund	34,063,092	2,386,021	1,626,902	352,091	31,816,940
Fidelity Series Investment Grade Bond Fund	1,029,999,184	23,643,110	100,624,093	12,114,876	926,641,351
Fidelity Series Opportunistic Insights Fund	32,989,272	2,789,702	3,397,357	--	31,281,234
Fidelity Series Real Estate Equity Fund	6,123,519	1,108,050	485,074	41,708	5,750,824
Fidelity Series Real Estate Income Fund	12,126,833	446,241	1,246,094	277,858	10,823,741
Fidelity Series Short-Term Credit Fund	258,980,352	2,901,427	95,297,199	1,097,775	165,697,857
Fidelity Series Small Cap Discovery Fund	8,977,011	1,055,008	848,293	3,100	8,279,329
Fidelity Series Small Cap Opportunities Fund	27,030,652	4,141,465	2,488,040	52,289	24,920,070
Fidelity Series Stock Selector Large Cap Value Fund	44,403,641	4,926,925	4,381,168	--	40,679,385
Total	$2,483,693,752	$ 192,688,623	$ 326,223,231	$ 18,286,183	$ 2,253,938,787

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $2,170,879,570) — See accompanying schedule		$2,253,938,787
Cash		14
Receivable for investments sold		25,591,171
Receivable for fund shares sold		1,200,049
Total assets		2,280,730,021
Liabilities
Payable for investments purchased	$19,478,751
Payable for fund shares redeemed	8,077,528
Total liabilities		27,556,279
Net Assets		$2,253,173,742
Net Assets consist of:
Paid in capital		$2,155,660,569
Undistributed net investment income		3,748,730
Accumulated undistributed net realized gain (loss) on investments		10,705,226
Net unrealized appreciation (depreciation) on investments		83,059,217
Net Assets, for 200,803,638 shares outstanding		$2,253,173,742
Net Asset Value, offering price and redemption price per share ($2,253,173,742 ÷ 200,803,638 shares)		$11.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$18,286,183
Expenses
Independent trustees' compensation	$5,087
Total expenses before reductions	5,087
Expense reductions	(5,087)	–
Net investment income (loss)		18,286,183
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,588,391
Capital gain distributions from underlying funds	8,528,376
Total net realized gain (loss)		12,116,767
Change in net unrealized appreciation (depreciation) on underlying funds		(99,808,754)
Net gain (loss)		(87,691,987)
Net increase (decrease) in net assets resulting from operations		$(69,405,804)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,286,183	$41,649,143
Net realized gain (loss)	12,116,767	38,324,799
Change in net unrealized appreciation (depreciation)	(99,808,754)	12,186,519
Net increase (decrease) in net assets resulting from operations	(69,405,804)	92,160,461
Distributions to shareholders from net investment income	(17,896,448)	(41,088,085)
Distributions to shareholders from net realized gain	(21,616,066)	(68,781,810)
Total distributions	(39,512,514)	(109,869,895)
Share transactions
Proceeds from sales of shares	184,465,550	417,211,028
Net asset value of shares issued in exchange for the net assets of Fidelity Freedom 2000 Fund (note 7)	–	811,551,284
Reinvestment of distributions	38,898,836	108,253,529
Cost of shares redeemed	(345,120,509)	(770,668,399)
Net increase (decrease) in net assets resulting from share transactions	(121,756,123)	566,347,442
Total increase (decrease) in net assets	(230,674,441)	548,638,008
Net Assets
Beginning of period	2,483,848,183	1,935,210,175
End of period (including undistributed net investment income of $3,748,730 and undistributed net investment income of $3,358,995, respectively)	$2,253,173,742	$2,483,848,183
Other Information Shares
Sold	15,961,300	35,672,865
Issued in exchange for the shares of Fidelity Freedom 2000 Fund (note 7)	–	69,244,991
Issued in reinvestment of distributions	3,344,817	9,327,503
Redeemed	(29,939,558)	(65,948,473)
Net increase (decrease)	(10,633,441)	48,296,886

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Income Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.75	$11.86	$11.91	$11.60	$11.48	$10.96
Income from Investment Operations
Net investment income (loss)A	.09	.21	.16	.15	.18	.19
Net realized and unrealized gain (loss)	(.43)	.28	.30	.40	.21	.60
Total from investment operations	(.34)	.49	.46	.55	.39	.79
Distributions from net investment income	(.09)	(.20)	(.16)	(.16)	(.19)	(.20)
Distributions from net realized gain	(.10)	(.40)	(.35)	(.08)	(.08)	(.07)
Total distributions	(.19)	(.60)	(.51)	(.24)	(.27)	(.27)
Net asset value, end of period	$11.22	$11.75	$11.86	$11.91	$11.60	$11.48
Total ReturnB,C	(2.95)%	4.31%	3.95%	4.79%	3.47%	7.33%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.52%G	1.77%	1.37%	1.32%	1.58%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$2,253,174	$2,483,848	$1,935,210	$2,191,666	$2,383,705	$2,859,662
Portfolio turnover rateD	16%G	26%H	31%	14%	20%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.0	1.0
Fidelity Series 1000 Value Index Fund	0.6	0.5
Fidelity Series All-Sector Equity Fund	3.2	3.2
Fidelity Series Blue Chip Growth Fund	2.3	2.5
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Equity-Income Fund	4.2	4.2
Fidelity Series Growth & Income Fund	3.2	3.2
Fidelity Series Growth Company Fund	3.7	3.8
Fidelity Series Intrinsic Opportunities Fund	2.1	2.1
Fidelity Series Opportunistic Insights Fund	2.1	2.1
Fidelity Series Real Estate Equity Fund	0.4	0.4
Fidelity Series Small Cap Discovery Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	1.7	1.7
Fidelity Series Stock Selector Large Cap Value Fund	2.7	2.8
	28.5	28.8
International Equity Funds
Fidelity Series Emerging Markets Fund	4.3	4.0
Fidelity Series International Growth Fund	3.3	3.5
Fidelity Series International Small Cap Fund	0.8	0.8
Fidelity Series International Value Fund	3.3	3.5
	11.7	11.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.2	0.5
Fidelity Series High Income Fund	3.2	3.5
Fidelity Series Inflation-Protected Bond Index Fund	3.1	3.0
Fidelity Series Investment Grade Bond Fund	36.4	36.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	44.0	44.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.1	8.4
Fidelity Series Short-Term Credit Fund	4.7	6.4
	15.8	14.8
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.5%
International Equity Funds	11.7%
Bond Funds	44.0%
Short-Term Funds	15.8%

Six months ago
Domestic Equity Funds	28.8%
International Equity Funds	11.8%
Bond Funds	44.6%
Short-Term Funds	14.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2005 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	462,381	$5,844,493
Fidelity Series 1000 Value Index Fund (a)	320,717	3,290,552
Fidelity Series All-Sector Equity Fund (a)	1,463,296	18,949,683
Fidelity Series Blue Chip Growth Fund (a)	1,239,218	13,346,381
Fidelity Series Commodity Strategy Fund (a)(b)	821,089	4,491,358
Fidelity Series Equity-Income Fund (a)	2,149,455	24,654,252
Fidelity Series Growth & Income Fund (a)	1,575,071	18,916,606
Fidelity Series Growth Company Fund (a)	1,834,931	21,688,889
Fidelity Series Intrinsic Opportunities Fund (a)	913,689	12,554,090
Fidelity Series Opportunistic Insights Fund (a)	831,956	12,362,869
Fidelity Series Real Estate Equity Fund (a)	182,981	2,303,727
Fidelity Series Small Cap Discovery Fund (a)	322,648	3,271,653
Fidelity Series Small Cap Opportunities Fund (a)	838,123	9,847,950
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,375,190	16,075,967
TOTAL DOMESTIC EQUITY FUNDS
(Cost $161,196,243)		167,598,470

International Equity Funds - 11.7%
Fidelity Series Emerging Markets Fund (a)	1,770,952	25,537,133
Fidelity Series International Growth Fund (a)	1,451,652	19,510,196
Fidelity Series International Small Cap Fund (a)	285,906	4,437,261
Fidelity Series International Value Fund (a)	2,087,178	19,535,985
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $71,866,498)		69,020,575

Bond Funds - 44.0%
Fidelity Series Emerging Markets Debt Fund (a)	389,731	3,577,734
Fidelity Series Floating Rate High Income Fund (a)	159,585	1,509,678
Fidelity Series High Income Fund (a)	2,089,033	18,738,628
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,882,615	18,148,409
Fidelity Series Investment Grade Bond Fund (a)	19,006,312	214,201,134
Fidelity Series Real Estate Income Fund (a)	265,414	2,869,131
TOTAL BOND FUNDS
(Cost $266,995,573)		259,044,714

Short-Term Funds - 15.8%
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	65,209,567	65,209,567
Fidelity Series Short-Term Credit Fund (a)	2,822,037	28,107,484
TOTAL SHORT-TERM FUNDS
(Cost $93,428,314)		93,317,051
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $593,486,628)		588,980,810
NET OTHER ASSETS (LIABILITIES) - 0.0%		(81,939)
NET ASSETS - 100%		$588,898,871

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$53,736,658	$17,612,486	$6,139,577	$49,954	$65,209,567
Fidelity Series 100 Index Fund	6,275,981	465,078	617,314	--	5,844,493
Fidelity Series 1000 Value Index Fund	3,574,116	287,524	284,780	--	3,290,552
Fidelity Series All-Sector Equity Fund	20,495,442	1,591,168	1,464,956	--	18,949,683
Fidelity Series Blue Chip Growth Fund	15,854,437	3,382,914	3,782,441	15,974	13,346,381
Fidelity Series Commodity Strategy Fund	5,054,896	408,251	452,134	--	4,491,358
Fidelity Series Emerging Markets Debt Fund	4,099,321	178,432	490,522	114,731	3,577,734
Fidelity Series Emerging Markets Fund	25,272,843	5,548,475	1,283,248	--	25,537,133
Fidelity Series Equity-Income Fund	26,831,691	2,353,390	2,188,285	287,897	24,654,252
Fidelity Series Floating Rate High Income Fund	3,170,407	100,813	1,713,903	46,431	1,509,678
Fidelity Series Growth & Income Fund	20,454,897	2,375,343	1,638,303	177,330	18,916,606
Fidelity Series Growth Company Fund	24,102,011	30,457	1,084,184	--	21,688,889
Fidelity Series High Income Fund	22,117,636	929,288	2,565,847	578,808	18,738,628
Fidelity Series Inflation-Protected Bond Index Fund	19,420,974	537,740	1,595,785	5,128	18,148,409
Fidelity Series International Growth Fund	22,606,868	764,599	2,522,329	--	19,510,196
Fidelity Series International Small Cap Fund	5,149,802	84,222	719,334	--	4,437,261
Fidelity Series International Value Fund	22,223,858	1,147,474	2,313,625	--	19,535,985
Fidelity Series Intrinsic Opportunities Fund	13,666,097	915,770	848,020	138,414	12,554,090
Fidelity Series Investment Grade Bond Fund	233,440,707	8,767,049	21,991,325	2,768,046	214,201,134
Fidelity Series Opportunistic Insights Fund	13,309,437	842,487	1,359,482	--	12,362,869
Fidelity Series Real Estate Equity Fund	2,432,048	432,796	166,618	16,532	2,303,727
Fidelity Series Real Estate Income Fund	3,096,582	144,971	241,005	72,461	2,869,131
Fidelity Series Short-Term Credit Fund	40,926,018	1,719,118	14,395,106	179,045	28,107,484
Fidelity Series Small Cap Discovery Fund	3,620,151	359,716	349,865	1,239	3,271,653
Fidelity Series Small Cap Opportunities Fund	10,844,701	1,386,624	890,091	20,726	9,847,950
Fidelity Series Stock Selector Large Cap Value Fund	17,918,432	1,781,922	1,937,101	--	16,075,967
Total	$639,696,011	$54,148,107	$73,035,180	$4,472,716	$588,980,810

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $593,486,628) — See accompanying schedule		$588,980,810
Receivable for investments sold		6,466,633
Receivable for fund shares sold		600,241
Total assets		596,047,684
Liabilities
Payable for investments purchased	$5,559,047
Payable for fund shares redeemed	1,589,766
Total liabilities		7,148,813
Net Assets		$588,898,871
Net Assets consist of:
Paid in capital		$587,266,003
Undistributed net investment income		4,455,228
Accumulated undistributed net realized gain (loss) on investments		1,683,458
Net unrealized appreciation (depreciation) on investments		(4,505,818)
Net Assets, for 50,721,124 shares outstanding		$588,898,871
Net Asset Value, offering price and redemption price per share ($588,898,871 ÷ 50,721,124 shares)		$11.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,472,716
Expenses
Independent trustees' compensation	$1,316
Total expenses before reductions	1,316
Expense reductions	(1,316)	–
Net investment income (loss)		4,472,716
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(297,436)
Capital gain distributions from underlying funds	3,321,227
Total net realized gain (loss)		3,023,791
Change in net unrealized appreciation (depreciation) on underlying funds		(31,530,696)
Net gain (loss)		(28,506,905)
Net increase (decrease) in net assets resulting from operations		$(24,034,189)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,472,716	$11,679,596
Net realized gain (loss)	3,023,791	14,270,991
Change in net unrealized appreciation (depreciation)	(31,530,696)	7,790,686
Net increase (decrease) in net assets resulting from operations	(24,034,189)	33,741,273
Distributions to shareholders from net investment income	(1,919,280)	(11,888,764)
Distributions to shareholders from net realized gain	(6,276,563)	(8,829,757)
Total distributions	(8,195,843)	(20,718,521)
Share transactions
Proceeds from sales of shares	44,814,482	116,890,373
Reinvestment of distributions	8,143,945	20,575,995
Cost of shares redeemed	(71,552,369)	(179,752,812)
Net increase (decrease) in net assets resulting from share transactions	(18,593,942)	(42,286,444)
Total increase (decrease) in net assets	(50,823,974)	(29,263,692)
Net Assets
Beginning of period	639,722,845	668,986,537
End of period (including undistributed net investment income of $4,455,228 and undistributed net investment income of $1,901,792, respectively)	$588,898,871	$639,722,845
Other Information Shares
Sold	3,730,010	9,595,185
Issued in reinvestment of distributions	666,990	1,709,561
Redeemed	(5,940,639)	(14,764,112)
Net increase (decrease)	(1,543,639)	(3,459,366)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2005 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$12.01	$11.53	$11.11	$11.13	$10.32
Income from Investment Operations
Net investment income (loss)A	.09	.22	.16	.15	.17	.17
Net realized and unrealized gain (loss)	(.56)	.40	.58	.51	.12	.91
Total from investment operations	(.47)	.62	.74	.66	.29	1.08
Distributions from net investment income	(.04)	(.23)	(.15)	(.17)	(.18)	(.19)
Distributions from net realized gain	(.12)	(.17)	(.10)	(.07)	(.13)	(.09)
Total distributions	(.16)	(.39)B	(.26)C	(.24)	(.31)	(.27)D
Net asset value, end of period	$11.61	$12.24	$12.01	$11.53	$11.11	$11.13
Total ReturnE,F	(3.92)%	5.26%	6.43%	5.99%	2.76%	10.64%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	1.44%J	1.79%	1.38%	1.38%	1.58%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$588,899	$639,723	$668,987	$704,183	$797,849	$932,400
Portfolio turnover rateG	17%J	23%	44%	22%	29%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.168 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.103 per share.

 D Total distributions of $.27 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.085 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.2	1.2
Fidelity Series 1000 Value Index Fund	0.7	0.7
Fidelity Series All-Sector Equity Fund	3.9	3.9
Fidelity Series Blue Chip Growth Fund	2.8	3.0
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Equity-Income Fund	5.1	5.1
Fidelity Series Growth & Income Fund	3.9	3.9
Fidelity Series Growth Company Fund	4.6	4.6
Fidelity Series Intrinsic Opportunities Fund	2.7	2.6
Fidelity Series Opportunistic Insights Fund	2.6	2.5
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Discovery Fund	0.7	0.7
Fidelity Series Small Cap Opportunities Fund	2.0	2.1
Fidelity Series Stock Selector Large Cap Value Fund	3.3	3.4
	34.8	35.0
International Equity Funds
Fidelity Series Emerging Markets Fund	5.1	4.8
Fidelity Series International Growth Fund	4.2	4.5
Fidelity Series International Small Cap Fund	1.0	1.0
Fidelity Series International Value Fund	4.3	4.4
	14.6	14.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.2	3.4
Fidelity Series Inflation-Protected Bond Index Fund	2.4	2.4
Fidelity Series Investment Grade Bond Fund	33.2	33.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	40.2	40.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.3	5.3
Fidelity Series Short-Term Credit Fund	3.1	4.1
	10.4	9.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.8%
International Equity Funds	14.6%
Bond Funds	40.2%
Short-Term Funds	10.4%

Six months ago
Domestic Equity Funds	35.0%
International Equity Funds	14.7%
Bond Funds	40.9%
Short-Term Funds	9.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2010 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.8%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,226,188	$53,419,019
Fidelity Series 1000 Value Index Fund (a)	2,931,165	30,073,754
Fidelity Series All-Sector Equity Fund (a)	13,374,977	173,205,949
Fidelity Series Blue Chip Growth Fund (a)	11,327,027	121,992,080
Fidelity Series Commodity Strategy Fund (a)(b)	6,167,256	33,734,893
Fidelity Series Equity-Income Fund (a)	19,645,477	225,333,619
Fidelity Series Growth & Income Fund (a)	14,395,882	172,894,542
Fidelity Series Growth Company Fund (a)	17,220,323	203,544,212
Fidelity Series Intrinsic Opportunities Fund (a)	8,484,348	116,574,937
Fidelity Series Opportunistic Insights Fund (a)	7,604,179	112,998,106
Fidelity Series Real Estate Equity Fund (a)	1,671,292	21,041,566
Fidelity Series Small Cap Discovery Fund (a)	2,948,959	29,902,448
Fidelity Series Small Cap Opportunities Fund (a)	7,660,642	90,012,542
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,569,457	146,936,948
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,398,370,538)		1,531,664,615

International Equity Funds - 14.6%
Fidelity Series Emerging Markets Fund (a)	15,703,938	226,450,787
Fidelity Series International Growth Fund (a)	13,985,046	187,959,019
Fidelity Series International Small Cap Fund (a)	2,753,926	42,740,927
Fidelity Series International Value Fund (a)	20,108,500	188,215,558
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $648,297,659)		645,366,291

Bond Funds - 40.2%
Fidelity Series Emerging Markets Debt Fund (a)	2,944,553	27,031,000
Fidelity Series Floating Rate High Income Fund (a)	1,205,161	11,400,819
Fidelity Series High Income Fund (a)	15,792,566	141,659,320
Fidelity Series Inflation-Protected Bond Index Fund (a)	11,179,680	107,772,111
Fidelity Series Investment Grade Bond Fund (a)	129,767,184	1,462,476,167
Fidelity Series Real Estate Income Fund (a)	2,005,129	21,675,447
TOTAL BOND FUNDS
(Cost $1,823,763,382)		1,772,014,864

Short-Term Funds - 10.4%
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	319,188,559	319,188,559
Fidelity Series Short-Term Credit Fund (a)	13,758,531	137,034,964
TOTAL SHORT-TERM FUNDS
(Cost $456,762,527)		456,223,523
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,327,194,106)		4,405,269,293
NET OTHER ASSETS (LIABILITIES) - 0.0%		(186,419)
NET ASSETS - 100%		$4,405,082,874

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$263,421,239	$92,960,517	$37,193,197	$246,359	$319,188,559
Fidelity Series 100 Index Fund	59,131,612	2,346,592	5,461,582	--	53,419,019
Fidelity Series 1000 Value Index Fund	33,564,594	1,803,890	2,621,998	--	30,073,754
Fidelity Series All-Sector Equity Fund	193,087,366	10,594,910	14,912,263	--	173,205,949
Fidelity Series Blue Chip Growth Fund	149,722,505	32,614,843	40,974,783	147,792	121,992,080
Fidelity Series Commodity Strategy Fund	38,858,253	2,305,877	3,468,527	--	33,734,893
Fidelity Series Emerging Markets Debt Fund	31,680,969	916,414	3,969,864	880,830	27,031,000
Fidelity Series Emerging Markets Fund	233,896,417	43,120,461	13,962,078	--	226,450,787
Fidelity Series Equity-Income Fund	252,480,161	16,660,098	21,936,727	2,714,863	225,333,619
Fidelity Series Floating Rate High Income Fund	24,469,351	478,385	13,181,488	358,277	11,400,819
Fidelity Series Growth & Income Fund	192,631,386	17,801,027	16,363,556	1,672,107	172,894,542
Fidelity Series Growth Company Fund	227,940,501	--	11,747,926	--	203,544,212
Fidelity Series High Income Fund	168,770,946	5,331,611	19,179,557	4,411,263	141,659,320
Fidelity Series Inflation-Protected Bond Index Fund	118,860,726	1,354,122	11,144,459	31,149	107,772,111
Fidelity Series International Growth Fund	221,349,699	3,174,200	23,619,598	--	187,959,019
Fidelity Series International Small Cap Fund	50,428,068	60,351	7,025,368	--	42,740,927
Fidelity Series International Value Fund	217,597,409	6,881,964	21,556,539	--	188,215,558
Fidelity Series Intrinsic Opportunities Fund	128,797,023	6,306,687	7,591,529	1,290,318	116,574,937
Fidelity Series Investment Grade Bond Fund	1,652,709,077	38,870,965	186,737,955	19,423,633	1,462,476,167
Fidelity Series Opportunistic Insights Fund	125,649,909	5,209,888	13,923,398	--	112,998,106
Fidelity Series Real Estate Equity Fund	23,129,058	3,408,529	1,796,496	153,940	21,041,566
Fidelity Series Real Estate Income Fund	24,013,368	754,162	2,086,628	555,294	21,675,447
Fidelity Series Short-Term Credit Fund	202,708,753	8,293,375	73,256,941	895,992	137,034,964
Fidelity Series Small Cap Discovery Fund	34,215,045	2,485,770	3,453,022	11,700	29,902,448
Fidelity Series Small Cap Opportunities Fund	102,203,374	10,807,688	9,117,574	192,141	90,012,542
Fidelity Series Stock Selector Large Cap Value Fund	169,158,331	9,917,040	16,399,042	--	146,936,948
Total	$4,940,475,140	$324,459,366	$582,682,095	$32,985,658	$4,405,269,293

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $4,327,194,106) — See accompanying schedule		$4,405,269,293
Receivable for investments sold		59,476,535
Receivable for fund shares sold		1,847,155
Other receivables		61,129
Total assets		4,466,654,112
Liabilities
Payable for investments purchased	$44,350,864
Payable for fund shares redeemed	17,159,245
Other payables and accrued expenses	61,129
Total liabilities		61,571,238
Net Assets		$4,405,082,874
Net Assets consist of:
Paid in capital		$4,258,995,982
Undistributed net investment income		32,631,312
Accumulated undistributed net realized gain (loss) on investments		35,380,393
Net unrealized appreciation (depreciation) on investments		78,075,187
Net Assets, for 298,841,681 shares outstanding		$4,405,082,874
Net Asset Value, offering price and redemption price per share ($4,405,082,874 ÷ 298,841,681 shares)		$14.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$32,985,658
Expenses
Independent trustees' compensation	$10,136
Total expenses before reductions	10,136
Expense reductions	(10,136)	–
Net investment income (loss)		32,985,658
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	14,556,201
Capital gain distributions from underlying funds	30,627,728
Total net realized gain (loss)		45,183,929
Change in net unrealized appreciation (depreciation) on underlying funds		(291,539,323)
Net gain (loss)		(246,355,394)
Net increase (decrease) in net assets resulting from operations		$(213,369,736)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,985,658	$93,364,908
Net realized gain (loss)	45,183,929	121,563,147
Change in net unrealized appreciation (depreciation)	(291,539,323)	81,235,546
Net increase (decrease) in net assets resulting from operations	(213,369,736)	296,163,601
Distributions to shareholders from net investment income	(14,282,471)	(95,294,381)
Distributions to shareholders from net realized gain	(79,174,556)	(121,157,748)
Total distributions	(93,457,027)	(216,452,129)
Share transactions
Proceeds from sales of shares	275,971,466	643,396,098
Reinvestment of distributions	92,466,840	214,226,048
Cost of shares redeemed	(597,118,825)	(1,416,664,920)
Net increase (decrease) in net assets resulting from share transactions	(228,680,519)	(559,042,774)
Total increase (decrease) in net assets	(535,507,282)	(479,331,302)
Net Assets
Beginning of period	4,940,590,156	5,419,921,458
End of period (including undistributed net investment income of $32,631,312 and undistributed net investment income of $13,928,125, respectively)	$4,405,082,874	$4,940,590,156
Other Information Shares
Sold	17,835,848	41,281,295
Issued in reinvestment of distributions	5,908,424	13,915,072
Redeemed	(38,690,332)	(90,929,728)
Net increase (decrease)	(14,946,060)	(35,733,361)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2010 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.75	$15.51	$14.67	$13.99	$14.05	$12.89
Income from Investment Operations
Net investment income (loss)A	.11	.28	.22	.22	.23	.22
Net realized and unrealized gain (loss)	(.82)	.62	.99	.80	.17	1.31
Total from investment operations	(.71)	.90	1.21	1.02	.40	1.53
Distributions from net investment income	(.05)	(.29)	(.21)	(.24)	(.26)	(.25)
Distributions from net realized gain	(.26)	(.36)	(.16)	(.10)	(.20)	(.12)
Total distributions	(.30)B	(.66)C	(.37)	(.34)	(.46)	(.37)
Net asset value, end of period	$14.74	$15.75	$15.51	$14.67	$13.99	$14.05
Total ReturnD,E	(4.61)%	5.91%	8.31%	7.43%	3.01%	12.02%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I	-%	-%	-%	-%	-%
Expenses net of all reductions	- %I	-%	-%	-%	-%	-%
Net investment income (loss)	1.38%I	1.81%	1.43%	1.54%	1.67%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$4,405,083	$4,940,590	$5,419,921	$5,879,292	$7,060,086	$9,701,251
Portfolio turnover rateF	14%I	18%	35%	19%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.255 per share.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.361 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.4	1.4
Fidelity Series 1000 Value Index Fund	0.8	0.8
Fidelity Series All-Sector Equity Fund	4.6	4.5
Fidelity Series Blue Chip Growth Fund	3.2	3.6
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Equity-Income Fund	6.0	6.0
Fidelity Series Growth & Income Fund	4.6	4.5
Fidelity Series Growth Company Fund	5.5	5.3
Fidelity Series Intrinsic Opportunities Fund	3.1	3.0
Fidelity Series Opportunistic Insights Fund	3.0	3.0
Fidelity Series Real Estate Equity Fund	0.6	0.5
Fidelity Series Small Cap Discovery Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	2.4	2.4
Fidelity Series Stock Selector Large Cap Value Fund	3.9	4.0
	40.7	40.6
International Equity Funds
Fidelity Series Emerging Markets Fund	5.6	5.3
Fidelity Series International Growth Fund	5.1	5.3
Fidelity Series International Small Cap Fund	1.2	1.2
Fidelity Series International Value Fund	5.2	5.2
	17.1	17.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.3	3.4
Fidelity Series Inflation-Protected Bond Index Fund	1.6	1.6
Fidelity Series Investment Grade Bond Fund	30.3	30.8
Fidelity Series Real Estate Income Fund	0.5	0.5
	36.6	37.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.9	2.8
Fidelity Series Short-Term Credit Fund	1.7	2.2
	5.6	5.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.7%
International Equity Funds	17.1%
Bond Funds	36.6%
Short-Term Funds	5.6%

Six months ago
Domestic Equity Funds	40.6%
International Equity Funds	17.0%
Bond Funds	37.4%
Short-Term Funds	5.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2015 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	6,095,206	$77,043,400
Fidelity Series 1000 Value Index Fund (a)	4,227,502	43,374,172
Fidelity Series All-Sector Equity Fund (a)	19,290,721	249,814,838
Fidelity Series Blue Chip Growth Fund (a)	16,337,505	175,954,930
Fidelity Series Commodity Strategy Fund (a)(b)	7,599,190	41,567,567
Fidelity Series Equity-Income Fund (a)	28,333,672	324,987,216
Fidelity Series Growth & Income Fund (a)	20,762,803	249,361,262
Fidelity Series Growth Company Fund (a)	25,071,043	296,339,731
Fidelity Series Intrinsic Opportunities Fund (a)	12,389,894	170,237,149
Fidelity Series Opportunistic Insights Fund (a)	10,967,354	162,974,881
Fidelity Series Real Estate Equity Fund (a)	2,417,309	30,433,924
Fidelity Series Small Cap Discovery Fund (a)	4,253,059	43,126,022
Fidelity Series Small Cap Opportunities Fund (a)	11,048,612	129,821,191
Fidelity Series Stock Selector Large Cap Value Fund (a)	18,128,679	211,924,256
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,984,477,867)		2,206,960,539

International Equity Funds - 17.1%
Fidelity Series Emerging Markets Fund (a)	21,292,821	307,042,485
Fidelity Series International Growth Fund (a)	20,805,933	279,631,746
Fidelity Series International Small Cap Fund (a)	4,105,248	63,713,445
Fidelity Series International Value Fund (a)	29,917,073	280,023,804
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $906,363,302)		930,411,480

Bond Funds - 36.6%
Fidelity Series Emerging Markets Debt Fund (a)	3,661,719	33,614,583
Fidelity Series Floating Rate High Income Fund (a)	1,497,300	14,164,457
Fidelity Series High Income Fund (a)	19,579,644	175,629,409
Fidelity Series Inflation-Protected Bond Index Fund (a)	9,141,353	88,122,643
Fidelity Series Investment Grade Bond Fund (a)	146,043,967	1,645,915,508
Fidelity Series Real Estate Income Fund (a)	2,491,930	26,937,767
TOTAL BOND FUNDS
(Cost $2,004,664,546)		1,984,384,367

Short-Term Funds - 5.6%
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	212,838,002	212,838,002
Fidelity Series Short-Term Credit Fund (a)	9,166,374	91,297,090
TOTAL SHORT-TERM FUNDS
(Cost $304,483,039)		304,135,092
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,199,988,754)		5,425,891,478
NET OTHER ASSETS (LIABILITIES) - 0.0%		(454,363)
NET ASSETS - 100%		$5,425,437,115

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$172,766,198	$66,727,793	$26,655,989	$163,395	$212,838,002
Fidelity Series 100 Index Fund	84,404,041	3,365,137	6,894,418	--	77,043,400
Fidelity Series 1000 Value Index Fund	47,684,655	2,837,906	3,233,073	--	43,374,172
Fidelity Series All-Sector Equity Fund	275,919,719	15,169,275	18,501,148	--	249,814,838
Fidelity Series Blue Chip Growth Fund	215,397,883	36,675,329	47,883,280	214,182	175,954,930
Fidelity Series Commodity Strategy Fund	47,301,893	3,106,422	3,994,167	--	41,567,567
Fidelity Series Emerging Markets Debt Fund	37,838,482	1,340,237	3,584,331	1,070,964	33,614,583
Fidelity Series Emerging Markets Fund	317,632,796	57,738,962	17,238,013	--	307,042,485
Fidelity Series Equity-Income Fund	360,710,990	24,273,432	28,015,005	3,899,449	324,987,216
Fidelity Series Floating Rate High Income Fund	29,677,305	727,443	15,754,048	451,375	14,164,457
Fidelity Series Growth & Income Fund	274,955,734	25,612,730	20,202,669	2,403,180	249,361,262
Fidelity Series Growth Company Fund	322,034,186	--	6,915,838	--	296,339,731
Fidelity Series High Income Fund	204,233,074	7,679,003	19,881,826	5,408,044	175,629,409
Fidelity Series Inflation-Protected Bond Index Fund	97,189,232	1,433,758	9,424,444	25,661	88,122,643
Fidelity Series International Growth Fund	320,044,137	4,930,522	25,773,384	--	279,631,746
Fidelity Series International Small Cap Fund	73,545,184	573,763	9,235,280	--	63,713,445
Fidelity Series International Value Fund	317,334,587	10,471,479	25,532,567	--	280,023,804
Fidelity Series Intrinsic Opportunities Fund	183,816,439	11,154,707	8,630,044	1,884,304	170,237,149
Fidelity Series Investment Grade Bond Fund	1,863,812,814	53,009,045	222,931,313	22,030,288	1,645,915,508
Fidelity Series Opportunistic Insights Fund	179,546,372	7,482,180	18,183,846	--	162,974,881
Fidelity Series Real Estate Equity Fund	32,796,898	5,371,873	2,393,698	222,095	30,433,924
Fidelity Series Real Estate Income Fund	29,277,662	1,123,775	2,217,130	688,442	26,937,767
Fidelity Series Short-Term Credit Fund	132,502,510	9,227,793	49,965,977	602,921	91,297,090
Fidelity Series Small Cap Discovery Fund	48,827,445	3,591,658	4,439,570	16,831	43,126,022
Fidelity Series Small Cap Opportunities Fund	145,885,993	15,874,356	11,721,711	278,468	129,821,191
Fidelity Series Stock Selector Large Cap Value Fund	240,939,850	13,394,284	19,394,745	--	211,924,256
Total	$6,056,076,079	$382,892,862	$628,597,514	$39,359,599	$5,425,891,478

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $5,199,988,754) — See accompanying schedule		$5,425,891,478
Cash		2
Receivable for investments sold		76,794,136
Receivable for fund shares sold		3,620,519
Total assets		5,506,306,135
Liabilities
Payable for investments purchased	$51,602,165
Payable for fund shares redeemed	29,266,855
Total liabilities		80,869,020
Net Assets		$5,425,437,115
Net Assets consist of:
Paid in capital		$5,111,142,445
Undistributed net investment income		39,260,160
Accumulated undistributed net realized gain (loss) on investments		49,131,786
Net unrealized appreciation (depreciation) on investments		225,902,724
Net Assets, for 451,853,724 shares outstanding		$5,425,437,115
Net Asset Value, offering price and redemption price per share ($5,425,437,115 ÷ 451,853,724 shares)		$12.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$39,359,599
Expenses
Independent trustees' compensation	$12,500
Total expenses before reductions	12,500
Expense reductions	(12,500)	–
Net investment income (loss)		39,359,599
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	13,426,005
Capital gain distributions from underlying funds	44,254,174
Total net realized gain (loss)		57,680,179
Change in net unrealized appreciation (depreciation) on underlying funds		(397,905,960)
Net gain (loss)		(340,225,781)
Net increase (decrease) in net assets resulting from operations		$(300,866,182)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,359,599	$113,043,264
Net realized gain (loss)	57,680,179	161,377,471
Change in net unrealized appreciation (depreciation)	(397,905,960)	108,905,073
Net increase (decrease) in net assets resulting from operations	(300,866,182)	383,325,808
Distributions to shareholders from net investment income	(13,962,227)	(116,494,554)
Distributions to shareholders from net realized gain	(107,974,522)	(261,240,607)
Total distributions	(121,936,749)	(377,735,161)
Share transactions
Proceeds from sales of shares	660,505,837	1,457,638,108
Reinvestment of distributions	121,187,718	375,369,098
Cost of shares redeemed	(989,614,560)	(2,170,922,299)
Net increase (decrease) in net assets resulting from share transactions	(207,921,005)	(337,915,093)
Total increase (decrease) in net assets	(630,723,936)	(332,324,446)
Net Assets
Beginning of period	6,056,161,051	6,388,485,497
End of period (including undistributed net investment income of $39,260,160 and undistributed net investment income of $13,862,788, respectively)	$5,425,437,115	$6,056,161,051
Other Information Shares
Sold	52,024,577	113,989,864
Issued in reinvestment of distributions	9,423,618	29,849,055
Redeemed	(78,306,323)	(169,874,789)
Net increase (decrease)	(16,858,128)	(26,035,870)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2015 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.92	$12.91	$12.28	$11.69	$11.74	$10.74
Income from Investment Operations
Net investment income (loss)A	.08	.23	.18	.18	.20	.18
Net realized and unrealized gain (loss)	(.73)	.57	.91	.69	.12	1.12
Total from investment operations	(.65)	.80	1.09	.87	.32	1.30
Distributions from net investment income	(.03)	(.25)	(.18)	(.20)	(.21)	(.20)
Distributions from net realized gain	(.23)	(.54)	(.28)	(.08)	(.16)	(.10)
Total distributions	(.26)	(.79)	(.46)	(.28)	(.37)	(.30)
Net asset value, end of period	$12.01	$12.92	$12.91	$12.28	$11.69	$11.74
Total ReturnB,C	(5.15)%	6.42%	8.95%	7.60%	2.95%	12.24%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.33%G	1.83%	1.47%	1.57%	1.71%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$5,425,437	$6,056,161	$6,388,485	$6,507,169	$7,255,215	$8,851,315
Portfolio turnover rateD	13%G	18%	39%	23%	24%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.6	1.5
Fidelity Series 1000 Value Index Fund	0.9	0.9
Fidelity Series All-Sector Equity Fund	5.1	5.0
Fidelity Series Blue Chip Growth Fund	3.6	4.0
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Equity-Income Fund	6.6	6.6
Fidelity Series Growth & Income Fund	5.1	5.0
Fidelity Series Growth Company Fund	6.0	5.9
Fidelity Series Intrinsic Opportunities Fund	3.5	3.4
Fidelity Series Opportunistic Insights Fund	3.3	3.3
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Discovery Fund	0.9	0.8
Fidelity Series Small Cap Opportunities Fund	2.6	2.7
Fidelity Series Stock Selector Large Cap Value Fund	4.3	4.4
	44.9	44.9
International Equity Funds
Fidelity Series Emerging Markets Fund	6.0	5.7
Fidelity Series International Growth Fund	5.8	5.9
Fidelity Series International Small Cap Fund	1.3	1.4
Fidelity Series International Value Fund	5.8	5.8
	18.9	18.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.3	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.8	0.8
Fidelity Series Investment Grade Bond Fund	26.7	27.2
Fidelity Series Real Estate Income Fund	0.5	0.5
	32.2	32.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.8	1.9
Fidelity Series Short-Term Credit Fund	1.2	1.5
	4.0	3.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.9%
International Equity Funds	18.9%
Bond Funds	32.2%
Short-Term Funds	4.0%

Six months ago
Domestic Equity Funds	44.9%
International Equity Funds	18.8%
Bond Funds	32.9%
Short-Term Funds	3.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2020 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	14,484,868	$183,088,731
Fidelity Series 1000 Value Index Fund (a)	10,046,186	103,073,866
Fidelity Series All-Sector Equity Fund (a)	45,843,614	593,674,804
Fidelity Series Blue Chip Growth Fund (a)	38,826,518	418,161,604
Fidelity Series Commodity Strategy Fund (a)(b)	16,431,931	89,882,664
Fidelity Series Equity-Income Fund (a)	67,332,679	772,305,828
Fidelity Series Growth & Income Fund (a)	49,341,692	592,593,718
Fidelity Series Growth Company Fund (a)	59,677,506	705,388,118
Fidelity Series Intrinsic Opportunities Fund (a)	29,525,462	405,679,850
Fidelity Series Opportunistic Insights Fund (a)	26,062,667	387,291,235
Fidelity Series Real Estate Equity Fund (a)	5,764,941	72,580,609
Fidelity Series Small Cap Discovery Fund (a)	10,106,594	102,480,859
Fidelity Series Small Cap Opportunities Fund (a)	26,256,288	308,511,382
Fidelity Series Stock Selector Large Cap Value Fund (a)	43,081,605	503,623,957
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,721,565,139)		5,238,337,225

International Equity Funds - 18.9%
Fidelity Series Emerging Markets Fund (a)	49,001,144	706,596,500
Fidelity Series International Growth Fund (a)	50,123,467	673,659,397
Fidelity Series International Small Cap Fund (a)	9,886,779	153,442,807
Fidelity Series International Value Fund (a)	72,074,891	674,620,979
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,160,590,696)		2,208,319,683

Bond Funds - 32.2%
Fidelity Series Emerging Markets Debt Fund (a)	7,768,490	71,314,741
Fidelity Series Floating Rate High Income Fund (a)	3,237,185	30,623,768
Fidelity Series High Income Fund (a)	42,341,328	379,801,714
Fidelity Series Inflation-Protected Bond Index Fund (a)	9,813,386	94,601,039
Fidelity Series Investment Grade Bond Fund (a)	276,709,863	3,118,520,161
Fidelity Series Real Estate Income Fund (a)	5,405,749	58,436,146
TOTAL BOND FUNDS
(Cost $3,819,470,448)		3,753,297,569

Short-Term Funds - 4.0%
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	323,984,470	323,984,470
Fidelity Series Short-Term Credit Fund (a)	13,953,423	138,976,089
TOTAL SHORT-TERM FUNDS
(Cost $463,472,357)		462,960,559
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $11,165,098,640)		11,662,915,036
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,181,671)
NET ASSETS - 100%		$11,661,733,365

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$246,531,532	$114,596,204	$37,143,266	$241,468	$323,984,470
Fidelity Series 100 Index Fund	198,232,278	6,053,417	11,975,212	--	183,088,731
Fidelity Series 1000 Value Index Fund	112,470,370	5,457,750	5,492,307	--	103,073,866
Fidelity Series All-Sector Equity Fund	649,206,107	32,806,478	33,873,743	--	593,674,804
Fidelity Series Blue Chip Growth Fund	513,088,185	72,784,892	100,312,179	510,950	418,161,604
Fidelity Series Commodity Strategy Fund	99,327,375	7,398,572	6,438,052	--	89,882,664
Fidelity Series Emerging Markets Debt Fund	81,224,782	3,129,102	8,784,740	2,305,507	71,314,741
Fidelity Series Emerging Markets Fund	728,207,865	126,657,728	29,478,503	--	706,596,500
Fidelity Series Equity-Income Fund	847,257,671	53,338,618	51,833,932	9,211,500	772,305,828
Fidelity Series Floating Rate High Income Fund	62,829,011	1,723,009	32,870,382	965,722	30,623,768
Fidelity Series Growth & Income Fund	646,379,942	58,082,536	37,733,199	5,681,909	592,593,718
Fidelity Series Growth Company Fund	756,193,199	--	5,686,594	--	705,388,118
Fidelity Series High Income Fund	432,748,175	19,067,788	36,673,809	11,582,441	379,801,714
Fidelity Series Inflation-Protected Bond Index Fund	107,377,552	1,140,966	12,733,432	28,327	94,601,039
Fidelity Series International Growth Fund	758,908,123	11,890,327	49,689,890	--	673,659,397
Fidelity Series International Small Cap Fund	174,647,827	1,905,825	20,166,114	--	153,442,807
Fidelity Series International Value Fund	753,356,123	25,123,401	49,995,853	--	674,620,979
Fidelity Series Intrinsic Opportunities Fund	432,252,591	28,825,475	16,820,760	4,487,941	405,679,850
Fidelity Series Investment Grade Bond Fund	3,495,690,699	121,581,440	408,377,509	41,654,427	3,118,520,161
Fidelity Series Opportunistic Insights Fund	422,463,954	14,571,975	35,628,539	--	387,291,235
Fidelity Series Real Estate Equity Fund	76,872,858	12,688,027	4,321,120	530,506	72,580,609
Fidelity Series Real Estate Income Fund	61,797,725	2,595,794	3,270,006	1,484,733	58,436,146
Fidelity Series Short-Term Credit Fund	191,155,658	19,807,369	71,305,974	898,223	138,976,089
Fidelity Series Small Cap Discovery Fund	107,047,176	13,084,412	6,085,937	39,397	102,480,859
Fidelity Series Small Cap Opportunities Fund	348,834,138	33,824,878	25,898,208	664,331	308,511,382
Fidelity Series Stock Selector Large Cap Value Fund	564,673,391	28,773,629	34,727,899	--	503,623,957
Total	$12,868,774,307	$816,909,612	$1,137,317,159	$80,287,382	$11,662,915,036

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $11,165,098,640) — See accompanying schedule		$11,662,915,036
Cash		1
Receivable for investments sold		161,675,817
Receivable for fund shares sold		7,860,224
Other receivables		112,996
Total assets		11,832,564,074
Liabilities
Payable for investments purchased	$90,915,945
Payable for fund shares redeemed	79,801,771
Other payables and accrued expenses	112,993
Total liabilities		170,830,709
Net Assets		$11,661,733,365
Net Assets consist of:
Paid in capital		$10,976,380,219
Undistributed net investment income		79,652,442
Accumulated undistributed net realized gain (loss) on investments		107,884,308
Net unrealized appreciation (depreciation) on investments		497,816,396
Net Assets, for 800,008,559 shares outstanding		$11,661,733,365
Net Asset Value, offering price and redemption price per share ($11,661,733,365 ÷ 800,008,559 shares)		$14.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$80,287,382
Expenses
Independent trustees' compensation	$26,754
Total expenses before reductions	26,754
Expense reductions	(26,754)	–
Net investment income (loss)		80,287,382
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	21,451,496
Capital gain distributions from underlying funds	105,180,980
Total net realized gain (loss)		126,632,476
Change in net unrealized appreciation (depreciation) on underlying funds		(906,903,228)
Net gain (loss)		(780,270,752)
Net increase (decrease) in net assets resulting from operations		$(699,983,370)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,287,382	$238,478,611
Net realized gain (loss)	126,632,476	362,713,115
Change in net unrealized appreciation (depreciation)	(906,903,228)	253,450,186
Net increase (decrease) in net assets resulting from operations	(699,983,370)	854,641,912
Distributions to shareholders from net investment income	(31,698,691)	(241,771,826)
Distributions to shareholders from net realized gain	(237,333,692)	(638,629,792)
Total distributions	(269,032,383)	(880,401,618)
Share transactions
Proceeds from sales of shares	1,243,435,149	2,545,585,063
Reinvestment of distributions	267,479,404	876,256,708
Cost of shares redeemed	(1,749,063,093)	(3,871,167,620)
Net increase (decrease) in net assets resulting from share transactions	(238,148,540)	(449,325,849)
Total increase (decrease) in net assets	(1,207,164,293)	(475,085,555)
Net Assets
Beginning of period	12,868,897,658	13,343,983,213
End of period (including undistributed net investment income of $79,652,442 and undistributed net investment income of $31,063,751, respectively)	$11,661,733,365	$12,868,897,658
Other Information Shares
Sold	80,307,115	163,297,632
Issued in reinvestment of distributions	17,026,060	57,245,532
Redeemed	(113,665,748)	(248,377,994)
Net increase (decrease)	(16,332,573)	(27,834,830)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2020 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.76	$15.81	$14.94	$14.16	$14.33	$12.98
Income from Investment Operations
Net investment income (loss)A	.10	.28	.23	.24	.24	.22
Net realized and unrealized gain (loss)	(.95)	.73	1.22	.89	.08	1.50
Total from investment operations	(.85)	1.01	1.45	1.13	.32	1.72
Distributions from net investment income	(.04)	(.29)	(.23)	(.25)	(.26)	(.24)
Distributions from net realized gain	(.29)	(.77)	(.36)	(.10)	(.22)	(.14)
Total distributions	(.33)	(1.06)	(.58)B	(.35)	(.49)C	(.37)D
Net asset value, end of period	$14.58	$15.76	$15.81	$14.94	$14.16	$14.33
Total ReturnE,F	(5.54)%	6.71%	9.83%	8.12%	2.45%	13.47%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	1.27%J	1.83%	1.49%	1.65%	1.74%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$11,661,733	$12,868,898	$13,343,983	$13,579,950	$15,423,976	$19,923,391
Portfolio turnover rateG	13%J	17%	39%	25%	24%	42%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.356 per share.

 C Total distributions of $.49 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.222 per share.

 D Total distributions of $.37 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.135 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.7	1.8
Fidelity Series 1000 Value Index Fund	1.0	1.0
Fidelity Series All-Sector Equity Fund	5.7	5.7
Fidelity Series Blue Chip Growth Fund	4.0	4.6
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Equity-Income Fund	7.4	7.5
Fidelity Series Growth & Income Fund	5.7	5.7
Fidelity Series Growth Company Fund	6.8	6.6
Fidelity Series Intrinsic Opportunities Fund	3.9	3.8
Fidelity Series Opportunistic Insights Fund	3.7	3.7
Fidelity Series Real Estate Equity Fund	0.7	0.7
Fidelity Series Small Cap Discovery Fund	1.0	1.0
Fidelity Series Small Cap Opportunities Fund	3.0	3.1
Fidelity Series Stock Selector Large Cap Value Fund	4.8	5.0
	50.2	51.0
International Equity Funds
Fidelity Series Emerging Markets Fund	6.5	6.4
Fidelity Series International Growth Fund	6.6	6.9
Fidelity Series International Small Cap Fund	1.5	1.6
Fidelity Series International Value Fund	6.6	6.7
	21.2	21.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.3	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	19.9	19.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	24.8	24.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.7	1.7
Fidelity Series Short-Term Credit Fund	1.1	1.1
	3.8	2.8
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.2%
International Equity Funds	21.2%
Bond Funds	24.8%
Short-Term Funds	3.8%

Six months ago
Domestic Equity Funds	51.0%
International Equity Funds	21.6%
Bond Funds	24.6%
Short-Term Funds	2.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2025 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	11,661,345	$147,399,396
Fidelity Series 1000 Value Index Fund (a)	8,088,191	82,984,842
Fidelity Series All-Sector Equity Fund (a)	36,908,759	477,968,423
Fidelity Series Blue Chip Growth Fund (a)	31,260,817	336,679,002
Fidelity Series Commodity Strategy Fund (a)(b)	11,782,680	64,451,261
Fidelity Series Equity-Income Fund (a)	54,207,091	621,755,332
Fidelity Series Growth & Income Fund (a)	39,724,612	477,092,591
Fidelity Series Growth Company Fund (a)	48,092,096	568,448,577
Fidelity Series Intrinsic Opportunities Fund (a)	23,930,351	328,803,023
Fidelity Series Opportunistic Insights Fund (a)	20,983,247	311,811,051
Fidelity Series Real Estate Equity Fund (a)	4,680,616	58,928,956
Fidelity Series Small Cap Discovery Fund (a)	8,136,391	82,503,008
Fidelity Series Small Cap Opportunities Fund (a)	21,138,396	248,376,153
Fidelity Series Stock Selector Large Cap Value Fund (a)	34,684,934	405,466,874
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,810,986,264)		4,212,668,489

International Equity Funds - 21.2%
Fidelity Series Emerging Markets Fund (a)	38,030,198	548,395,451
Fidelity Series International Growth Fund (a)	41,052,482	551,745,356
Fidelity Series International Small Cap Fund (a)	8,108,887	125,849,922
Fidelity Series International Value Fund (a)	59,032,849	552,547,467
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,727,787,292)		1,778,538,196

Bond Funds - 24.8%
Fidelity Series Emerging Markets Debt Fund (a)	5,754,192	52,823,485
Fidelity Series Floating Rate High Income Fund (a)	2,347,275	22,205,219
Fidelity Series High Income Fund (a)	30,754,875	275,871,229
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,067,210	19,927,907
Fidelity Series Investment Grade Bond Fund (a)	148,014,835	1,668,127,189
Fidelity Series Real Estate Income Fund (a)	3,912,655	42,295,805
TOTAL BOND FUNDS
(Cost $2,118,835,001)		2,081,250,834

Short-Term Funds - 3.8%
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	224,184,594	224,184,594
Fidelity Series Short-Term Credit Fund (a)	9,654,718	96,160,995
TOTAL SHORT-TERM FUNDS
(Cost $320,685,299)		320,345,589
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $7,978,293,856)		8,392,803,108
NET OTHER ASSETS (LIABILITIES) - 0.0%		(633,934)
NET ASSETS - 100%		$8,392,169,174

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$158,393,897	$93,369,892	$27,579,195	$155,406	$224,184,594
Fidelity Series 100 Index Fund	159,399,458	7,169,711	11,729,445	--	147,399,396
Fidelity Series 1000 Value Index Fund	90,830,961	4,284,241	4,554,898	--	82,984,842
Fidelity Series All-Sector Equity Fund	520,443,442	28,454,932	26,918,549	--	477,968,423
Fidelity Series Blue Chip Growth Fund	411,893,436	58,017,506	78,683,310	413,479	336,679,002
Fidelity Series Commodity Strategy Fund	68,184,018	6,401,661	2,726,171	--	64,451,261
Fidelity Series Emerging Markets Debt Fund	56,518,096	3,161,164	3,774,796	1,635,674	52,823,485
Fidelity Series Emerging Markets Fund	577,182,870	84,534,910	20,179,299	--	548,395,451
Fidelity Series Equity-Income Fund	674,760,034	44,786,103	35,851,645	7,369,519	621,755,332
Fidelity Series Floating Rate High Income Fund	43,889,096	1,781,183	22,739,560	669,163	22,205,219
Fidelity Series Growth & Income Fund	519,408,110	49,604,401	32,016,859	4,567,510	477,092,591
Fidelity Series Growth Company Fund	601,386,899	3,743,667	--	--	568,448,577
Fidelity Series High Income Fund	308,629,168	15,536,086	22,765,717	8,361,170	275,871,229
Fidelity Series Inflation-Protected Bond Index Fund	138,815	20,203,445	409,917	532	19,927,907
Fidelity Series International Growth Fund	621,646,306	16,663,983	47,482,693	--	551,745,356
Fidelity Series International Small Cap Fund	141,983,562	3,987,080	17,635,347	--	125,849,922
Fidelity Series International Value Fund	611,146,218	26,016,107	39,954,609	--	552,547,467
Fidelity Series Intrinsic Opportunities Fund	345,532,038	27,650,541	13,019,063	3,632,247	328,803,023
Fidelity Series Investment Grade Bond Fund	1,778,773,980	139,946,708	203,938,857	21,740,811	1,668,127,189
Fidelity Series Opportunistic Insights Fund	338,659,119	13,879,236	29,336,421	--	311,811,051
Fidelity Series Real Estate Equity Fund	61,751,153	10,262,543	2,863,551	432,849	58,928,956
Fidelity Series Real Estate Income Fund	43,186,262	2,813,539	1,781,404	1,062,395	42,295,805
Fidelity Series Short-Term Credit Fund	96,842,363	18,565,640	18,785,693	581,767	96,160,995
Fidelity Series Small Cap Discovery Fund	91,312,733	6,706,897	6,155,841	32,278	82,503,008
Fidelity Series Small Cap Opportunities Fund	276,876,952	29,576,223	18,993,419	537,557	248,376,153
Fidelity Series Stock Selector Large Cap Value Fund	455,861,329	25,662,394	31,516,970	--	405,466,874
Total	$9,054,630,315	$742,779,793	$721,393,229	$51,192,357	$8,392,803,108

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $7,978,293,856) — See accompanying schedule		$8,392,803,108
Receivable for investments sold		90,011,340
Receivable for fund shares sold		7,806,630
Total assets		8,490,621,078
Liabilities
Payable for investments purchased	$35,375,825
Payable for fund shares redeemed	63,076,079
Total liabilities		98,451,904
Net Assets		$8,392,169,174
Net Assets consist of:
Paid in capital		$7,838,269,781
Undistributed net investment income		51,001,018
Accumulated undistributed net realized gain (loss) on investments		88,389,123
Net unrealized appreciation (depreciation) on investments		414,509,252
Net Assets, for 675,789,432 shares outstanding		$8,392,169,174
Net Asset Value, offering price and redemption price per share ($8,392,169,174 ÷ 675,789,432 shares)		$12.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$51,192,357
Expenses
Independent trustees' compensation	$18,984
Total expenses before reductions	18,984
Expense reductions	(18,984)	–
Net investment income (loss)		51,192,357
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	16,576,067
Capital gain distributions from underlying funds	84,884,038
Total net realized gain (loss)		101,460,105
Change in net unrealized appreciation (depreciation) on underlying funds		(699,789,849)
Net gain (loss)		(598,329,744)
Net increase (decrease) in net assets resulting from operations		$(547,137,387)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,192,357	$160,478,182
Net realized gain (loss)	101,460,105	268,601,706
Change in net unrealized appreciation (depreciation)	(699,789,849)	191,886,086
Net increase (decrease) in net assets resulting from operations	(547,137,387)	620,965,974
Distributions to shareholders from net investment income	(18,122,651)	(162,079,001)
Distributions to shareholders from net realized gain	(177,870,752)	(433,254,114)
Total distributions	(195,993,403)	(595,333,115)
Share transactions
Proceeds from sales of shares	1,028,945,236	2,060,840,400
Reinvestment of distributions	195,464,605	593,531,513
Cost of shares redeemed	(1,143,790,495)	(2,490,476,823)
Net increase (decrease) in net assets resulting from share transactions	80,619,346	163,895,090
Total increase (decrease) in net assets	(662,511,444)	189,527,949
Net Assets
Beginning of period	9,054,680,618	8,865,152,669
End of period (including undistributed net investment income of $51,001,018 and undistributed net investment income of $17,931,312, respectively)	$8,392,169,174	$9,054,680,618
Other Information Shares
Sold	77,467,855	154,616,669
Issued in reinvestment of distributions	14,489,592	45,379,169
Redeemed	(86,616,638)	(186,949,013)
Net increase (decrease)	5,340,809	13,046,825

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2025 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$13.49	$12.58	$11.81	$12.02	$10.77
Income from Investment Operations
Net investment income (loss)A	.08	.24	.20	.21	.20	.18
Net realized and unrealized gain (loss)	(.88)	.69	1.30	.84	–	1.37
Total from investment operations	(.80)	.93	1.50	1.05	.20	1.55
Distributions from net investment income	(.03)	(.25)	(.20)	(.22)	(.22)	(.19)
Distributions from net realized gain	(.27)	(.66)	(.39)	(.06)	(.19)	(.11)
Total distributions	(.29)B	(.91)	(.59)	(.28)	(.41)	(.30)
Net asset value, end of period	$12.42	$13.51	$13.49	$12.58	$11.81	$12.02
Total ReturnC,D	(6.08)%	7.23%	12.08%	9.03%	1.93%	14.57%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	1.13%H	1.81%	1.53%	1.73%	1.75%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$8,392,169	$9,054,681	$8,865,153	$8,229,885	$8,598,936	$10,159,991
Portfolio turnover rateE	16%H	19%	46%	31%	28%	49%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.265per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.1	2.1
Fidelity Series 1000 Value Index Fund	1.2	1.2
Fidelity Series All-Sector Equity Fund	6.8	6.9
Fidelity Series Blue Chip Growth Fund	4.8	5.4
Fidelity Series Commodity Strategy Fund	0.8	0.7
Fidelity Series Equity-Income Fund	8.8	8.9
Fidelity Series Growth & Income Fund	6.8	6.8
Fidelity Series Growth Company Fund	8.2	7.9
Fidelity Series Intrinsic Opportunities Fund	4.8	4.6
Fidelity Series Opportunistic Insights Fund	4.4	4.5
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Discovery Fund	1.2	1.2
Fidelity Series Small Cap Opportunities Fund	3.5	3.7
Fidelity Series Stock Selector Large Cap Value Fund	5.8	5.9
	60.0	60.6
International Equity Funds
Fidelity Series Emerging Markets Fund	7.4	7.3
Fidelity Series International Growth Fund	8.1	8.3
Fidelity Series International Small Cap Fund	1.8	1.9
Fidelity Series International Value Fund	8.0	8.1
	25.3	25.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.3	3.5
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	8.7	7.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	13.6	12.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.8	0.6
Fidelity Series Short-Term Credit Fund	0.3	0.6
	1.1	1.2
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.0%
International Equity Funds	25.3%
Bond Funds	13.6%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	60.6%
International Equity Funds	25.6%
Bond Funds	12.6%
Short-Term Funds	1.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2030 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	16,408,810	$207,407,364
Fidelity Series 1000 Value Index Fund (a)	11,309,223	116,032,629
Fidelity Series All-Sector Equity Fund (a)	51,894,579	672,034,792
Fidelity Series Blue Chip Growth Fund (a)	43,914,825	472,962,663
Fidelity Series Commodity Strategy Fund (a)(b)	13,879,889	75,922,992
Fidelity Series Equity-Income Fund (a)	76,252,771	874,619,284
Fidelity Series Growth & Income Fund (a)	55,853,046	670,795,080
Fidelity Series Growth Company Fund (a)	68,971,468	815,242,749
Fidelity Series Intrinsic Opportunities Fund (a)	34,233,304	470,365,604
Fidelity Series Opportunistic Insights Fund (a)	29,470,198	437,927,144
Fidelity Series Real Estate Equity Fund (a)	6,340,225	79,823,433
Fidelity Series Small Cap Discovery Fund (a)	11,429,320	115,893,303
Fidelity Series Small Cap Opportunities Fund (a)	29,662,154	348,530,304
Fidelity Series Stock Selector Large Cap Value Fund (a)	48,749,256	569,878,798
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,390,444,738)		5,927,436,139

International Equity Funds - 25.3%
Fidelity Series Emerging Markets Fund (a)	50,507,270	728,314,830
Fidelity Series International Growth Fund (a)	59,336,956	797,488,693
Fidelity Series International Small Cap Fund (a)	11,682,734	181,316,027
Fidelity Series International Value Fund (a)	84,363,356	789,641,016
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,480,111,900)		2,496,760,566

Bond Funds - 13.6%
Fidelity Series Emerging Markets Debt Fund (a)	6,814,091	62,553,359
Fidelity Series Floating Rate High Income Fund (a)	2,803,038	26,516,735
Fidelity Series High Income Fund (a)	36,768,366	329,812,245
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,100,073	20,244,705
Fidelity Series Investment Grade Bond Fund (a)	75,802,961	854,299,367
Fidelity Series Real Estate Income Fund (a)	4,672,867	50,513,691
TOTAL BOND FUNDS
(Cost $1,392,643,588)		1,343,940,102

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	74,088,687	74,088,687
Fidelity Series Short-Term Credit Fund (a)	3,190,730	31,779,668
TOTAL SHORT-TERM FUNDS
(Cost $105,993,997)		105,868,355
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,369,194,223)		9,874,005,162
NET OTHER ASSETS (LIABILITIES) - 0.0%		(342,207)
NET ASSETS - 100%		$9,873,662,955

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$69,189,113	$35,874,013	$30,974,439	$64,342	$74,088,687
Fidelity Series 100 Index Fund	227,079,186	6,376,207	15,411,910	--	207,407,364
Fidelity Series 1000 Value Index Fund	129,441,543	3,743,645	6,409,397	--	116,032,629
Fidelity Series All-Sector Equity Fund	746,490,580	24,483,483	36,166,583	--	672,034,792
Fidelity Series Blue Chip Growth Fund	590,975,714	69,483,638	110,197,257	584,781	472,962,663
Fidelity Series Commodity Strategy Fund	81,964,383	6,425,647	3,615,940	--	75,922,992
Fidelity Series Emerging Markets Debt Fund	68,756,744	3,287,844	5,808,847	1,972,005	62,553,359
Fidelity Series Emerging Markets Fund	795,499,759	87,506,940	27,661,493	--	728,314,830
Fidelity Series Equity-Income Fund	966,782,909	45,057,449	48,887,316	10,564,058	874,619,284
Fidelity Series Floating Rate High Income Fund	52,600,154	1,848,280	27,028,252	816,410	26,516,735
Fidelity Series Growth & Income Fund	741,575,937	51,400,627	36,566,269	6,534,087	670,795,080
Fidelity Series Growth Company Fund	862,677,598	5,210,629	--	--	815,242,749
Fidelity Series High Income Fund	380,291,487	16,371,930	36,203,326	10,103,412	329,812,245
Fidelity Series Inflation-Protected Bond Index Fund	1,383,920	20,526,849	1,651,788	712	20,244,705
Fidelity Series International Growth Fund	901,056,737	17,832,446	64,646,706	--	797,488,693
Fidelity Series International Small Cap Fund	207,014,304	4,226,576	26,343,754	--	181,316,027
Fidelity Series International Value Fund	887,251,612	19,409,268	52,234,656	--	789,641,016
Fidelity Series Intrinsic Opportunities Fund	496,102,649	38,199,714	19,097,432	5,198,720	470,365,604
Fidelity Series Investment Grade Bond Fund	816,016,994	154,198,322	94,133,992	10,508,858	854,299,367
Fidelity Series Opportunistic Insights Fund	485,772,091	14,715,974	46,340,573	--	437,927,144
Fidelity Series Real Estate Equity Fund	87,065,299	15,085,213	7,931,710	611,644	79,823,433
Fidelity Series Real Estate Income Fund	52,070,803	3,151,178	2,403,419	1,273,107	50,513,691
Fidelity Series Short-Term Credit Fund	58,573,753	1,380,387	27,950,925	271,669	31,779,668
Fidelity Series Small Cap Discovery Fund	130,482,368	7,961,690	9,233,544	45,911	115,893,303
Fidelity Series Small Cap Opportunities Fund	400,358,830	32,162,238	28,481,921	759,952	348,530,304
Fidelity Series Stock Selector Large Cap Value Fund	647,142,187	22,424,325	36,085,992	--	569,878,798
Total	$10,883,616,654	$708,344,512	$801,467,441	$49,309,668	$9,874,005,162

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $9,369,194,223) — See accompanying schedule		$9,874,005,162
Receivable for investments sold		69,029,187
Receivable for fund shares sold		6,356,671
Other receivables		82,317
Total assets		9,949,473,337
Liabilities
Payable for investments purchased	$10,362,082
Payable for fund shares redeemed	65,365,982
Other payables and accrued expenses	82,318
Total liabilities		75,810,382
Net Assets		$9,873,662,955
Net Assets consist of:
Paid in capital		$9,192,559,133
Undistributed net investment income		48,907,322
Accumulated undistributed net realized gain (loss) on investments		127,385,561
Net unrealized appreciation (depreciation) on investments		504,810,939
Net Assets, for 654,227,410 shares outstanding		$9,873,662,955
Net Asset Value, offering price and redemption price per share ($9,873,662,955 ÷ 654,227,410 shares)		$15.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$49,309,668
Expenses
Independent trustees' compensation	$22,805
Total expenses before reductions	22,805
Expense reductions	(22,805)	–
Net investment income (loss)		49,309,668
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	24,394,477
Capital gain distributions from underlying funds	120,191,794
Total net realized gain (loss)		144,586,271
Change in net unrealized appreciation (depreciation) on underlying funds		(940,883,050)
Net gain (loss)		(796,296,779)
Net increase (decrease) in net assets resulting from operations		$(746,987,111)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,309,668	$181,344,730
Net realized gain (loss)	144,586,271	382,619,430
Change in net unrealized appreciation (depreciation)	(940,883,050)	242,179,119
Net increase (decrease) in net assets resulting from operations	(746,987,111)	806,143,279
Distributions to shareholders from net investment income	(14,381,136)	(182,703,661)
Distributions to shareholders from net realized gain	(251,015,654)	(517,563,966)
Total distributions	(265,396,790)	(700,267,627)
Share transactions
Proceeds from sales of shares	1,028,969,878	2,103,387,892
Reinvestment of distributions	264,255,906	697,940,205
Cost of shares redeemed	(1,290,836,540)	(2,957,094,876)
Net increase (decrease) in net assets resulting from share transactions	2,389,244	(155,766,779)
Total increase (decrease) in net assets	(1,009,994,657)	(49,891,127)
Net Assets
Beginning of period	10,883,657,612	10,933,548,739
End of period (including undistributed net investment income of $48,907,322 and undistributed net investment income of $13,978,790, respectively)	$9,873,662,955	$10,883,657,612
Other Information Shares
Sold	62,939,649	128,583,860
Issued in reinvestment of distributions	15,890,313	43,483,344
Redeemed	(79,526,884)	(180,864,639)
Net increase (decrease)	(696,922)	(8,797,435)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2030 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.62	$16.47	$15.02	$14.07	$14.40	$12.87
Income from Investment Operations
Net investment income (loss)A	.07	.27	.24	.25	.24	.21
Net realized and unrealized gain (loss)	(1.19)	.95	1.71	1.04	(.07)	1.67
Total from investment operations	(1.12)	1.22	1.95	1.29	.17	1.88
Distributions from net investment income	(.02)	(.28)	(.25)	(.27)	(.26)	(.22)
Distributions from net realized gain	(.38)	(.79)	(.25)	(.07)	(.24)	(.13)
Total distributions	(.41)B	(1.07)	(.50)	(.34)	(.50)	(.35)
Net asset value, end of period	$15.09	$16.62	$16.47	$15.02	$14.07	$14.40
Total ReturnC,D	(6.99)%	7.76%	13.08%	9.30%	1.48%	14.81%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	.91%H	1.68%	1.50%	1.77%	1.75%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$9,873,663	$10,883,658	$10,933,549	$10,636,397	$11,654,912	$14,745,053
Portfolio turnover rateE	13%H	17%	54%	29%	26%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.41 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.384 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3	2.2
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.4	7.4
Fidelity Series Blue Chip Growth Fund	5.2	5.9
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Equity-Income Fund	9.7	9.7
Fidelity Series Growth & Income Fund	7.4	7.4
Fidelity Series Growth Company Fund	9.0	8.5
Fidelity Series Intrinsic Opportunities Fund	5.2	4.9
Fidelity Series Opportunistic Insights Fund	4.9	4.8
Fidelity Series Real Estate Equity Fund	0.9	0.8
Fidelity Series Small Cap Discovery Fund	1.3	1.3
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
Fidelity Series Stock Selector Large Cap Value Fund	6.3	6.4
	65.6	65.4
International Equity Funds
Fidelity Series Emerging Markets Fund	7.9	7.8
Fidelity Series International Growth Fund	8.9	9.0
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	8.8
	27.7	27.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.4	3.5
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	0.7	0.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.7
Fidelity Series Short-Term Credit Fund	0.3	0.6
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.4%
International Equity Funds	27.6%
Bond Funds	5.7%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2035 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	10,398,357	$131,435,228
Fidelity Series 1000 Value Index Fund (a)	7,166,744	73,530,794
Fidelity Series All-Sector Equity Fund (a)	32,779,793	424,498,314
Fidelity Series Blue Chip Growth Fund (a)	27,717,812	298,520,838
Fidelity Series Commodity Strategy Fund (a)(b)	8,074,819	44,169,259
Fidelity Series Equity-Income Fund (a)	48,321,640	554,249,216
Fidelity Series Growth & Income Fund (a)	35,279,933	423,711,992
Fidelity Series Growth Company Fund (a)	43,627,166	515,673,105
Fidelity Series Intrinsic Opportunities Fund (a)	21,732,457	298,603,953
Fidelity Series Opportunistic Insights Fund (a)	18,711,998	278,060,290
Fidelity Series Real Estate Equity Fund (a)	4,012,467	50,516,955
Fidelity Series Small Cap Discovery Fund (a)	7,255,269	73,568,425
Fidelity Series Small Cap Opportunities Fund (a)	18,702,204	219,750,899
Fidelity Series Stock Selector Large Cap Value Fund (a)	30,782,238	359,844,359
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,415,441,373)		3,746,133,627

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund (a)	31,199,474	449,896,418
Fidelity Series International Growth Fund (a)	37,965,696	510,258,954
Fidelity Series International Small Cap Fund (a)	7,474,848	116,009,641
Fidelity Series International Value Fund (a)	54,193,594	507,252,038
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,554,578,570)		1,583,417,051

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	3,927,353	36,053,099
Fidelity Series Floating Rate High Income Fund (a)	1,640,784	15,521,815
Fidelity Series High Income Fund (a)	21,422,227	192,157,379
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,192,493	11,495,637
Fidelity Series Investment Grade Bond Fund (a)	3,741,493	42,166,621
Fidelity Series Real Estate Income Fund (a)	2,727,482	29,484,085
TOTAL BOND FUNDS
(Cost $351,451,609)		326,878,636

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	41,256,505	41,256,505
Fidelity Series Short-Term Credit Fund (a)	1,776,851	17,697,439
TOTAL SHORT-TERM FUNDS
(Cost $59,023,503)		58,953,944
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,380,495,055)		5,715,383,258
NET OTHER ASSETS (LIABILITIES) - 0.0%		(224,494)
NET ASSETS - 100%		$5,715,158,764

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$43,037,218	$16,645,138	$18,425,851	$38,470	$41,256,505
Fidelity Series 100 Index Fund	141,131,943	6,733,939	9,628,372	--	131,435,228
Fidelity Series 1000 Value Index Fund	79,479,138	5,476,354	4,588,362	--	73,530,794
Fidelity Series All-Sector Equity Fund	466,580,492	21,675,230	23,960,474	--	424,498,314
Fidelity Series Blue Chip Growth Fund	371,666,841	46,197,219	70,282,612	371,098	298,520,838
Fidelity Series Commodity Strategy Fund	47,520,051	4,049,629	2,252,610	--	44,169,259
Fidelity Series Emerging Markets Debt Fund	39,102,232	2,270,910	3,198,899	1,129,064	36,053,099
Fidelity Series Emerging Markets Fund	488,648,083	62,586,962	22,122,286	--	449,896,418
Fidelity Series Equity-Income Fund	608,980,639	35,694,480	34,559,178	6,655,844	554,249,216
Fidelity Series Floating Rate High Income Fund	30,438,836	1,131,109	15,504,365	477,248	15,521,815
Fidelity Series Growth & Income Fund	464,551,848	37,305,300	23,945,527	4,105,929	423,711,992
Fidelity Series Growth Company Fund	532,777,087	16,891,270	221,609	--	515,673,105
Fidelity Series High Income Fund	217,403,165	12,252,834	19,752,366	5,822,984	192,157,379
Fidelity Series Inflation-Protected Bond Index Fund	--	11,648,741	149,392	300	11,495,637
Fidelity Series International Growth Fund	564,550,503	16,705,707	34,707,224	--	510,258,954
Fidelity Series International Small Cap Fund	129,921,785	3,802,035	15,278,336	--	116,009,641
Fidelity Series International Value Fund	556,252,337	18,723,279	26,205,575	--	507,252,038
Fidelity Series Intrinsic Opportunities Fund	309,935,239	29,066,688	11,828,004	3,295,276	298,603,953
Fidelity Series Investment Grade Bond Fund	39,073,141	24,483,610	20,416,800	529,052	42,166,621
Fidelity Series Opportunistic Insights Fund	303,610,636	14,323,367	29,585,673	--	278,060,290
Fidelity Series Real Estate Equity Fund	53,634,170	11,607,746	5,658,266	387,151	50,516,955
Fidelity Series Real Estate Income Fund	30,043,197	2,193,017	1,414,206	739,668	29,484,085
Fidelity Series Short-Term Credit Fund	36,737,149	1,001,190	19,905,764	159,162	17,697,439
Fidelity Series Small Cap Discovery Fund	78,800,884	8,593,046	5,364,161	28,623	73,568,425
Fidelity Series Small Cap Opportunities Fund	250,066,526	22,589,450	17,759,892	480,643	219,750,899
Fidelity Series Stock Selector Large Cap Value Fund	405,379,894	19,883,616	25,126,267	--	359,844,359
Total	$6,289,323,034	$453,531,866	$461,842,071	$24,220,512	$5,715,383,258

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $5,380,495,055) — See accompanying schedule		$5,715,383,258
Receivable for investments sold		37,092,059
Receivable for fund shares sold		5,391,123
Total assets		5,757,866,440
Liabilities
Payable for investments purchased	$3,488,157
Payable for fund shares redeemed	39,219,519
Total liabilities		42,707,676
Net Assets		$5,715,158,764
Net Assets consist of:
Paid in capital		$5,277,994,411
Undistributed net investment income		24,000,269
Accumulated undistributed net realized gain (loss) on investments		78,275,881
Net unrealized appreciation (depreciation) on investments		334,888,203
Net Assets, for 462,597,017 shares outstanding		$5,715,158,764
Net Asset Value, offering price and redemption price per share ($5,715,158,764 ÷ 462,597,017 shares)		$12.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$24,220,512
Expenses
Independent trustees' compensation	$13,197
Total expenses before reductions	13,197
Expense reductions	(13,197)	–
Net investment income (loss)		24,220,512
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	12,815,774
Capital gain distributions from underlying funds	75,998,276
Total net realized gain (loss)		88,814,050
Change in net unrealized appreciation (depreciation) on underlying funds		(578,445,357)
Net gain (loss)		(489,631,307)
Net increase (decrease) in net assets resulting from operations		$(465,410,795)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,220,512	$99,678,702
Net realized gain (loss)	88,814,050	219,109,598
Change in net unrealized appreciation (depreciation)	(578,445,357)	153,427,180
Net increase (decrease) in net assets resulting from operations	(465,410,795)	472,215,480
Distributions to shareholders from net investment income	(5,515,164)	(101,858,771)
Distributions to shareholders from net realized gain	(145,691,223)	(335,577,653)
Total distributions	(151,206,387)	(437,436,424)
Share transactions
Proceeds from sales of shares	714,016,439	1,464,517,062
Reinvestment of distributions	150,909,303	436,665,855
Cost of shares redeemed	(822,494,559)	(1,829,761,212)
Net increase (decrease) in net assets resulting from share transactions	42,431,183	71,421,705
Total increase (decrease) in net assets	(574,185,999)	106,200,761
Net Assets
Beginning of period	6,289,344,763	6,183,144,002
End of period (including undistributed net investment income of $24,000,269 and undistributed net investment income of $5,294,921, respectively)	$5,715,158,764	$6,289,344,763
Other Information Shares
Sold	53,120,691	108,867,490
Issued in reinvestment of distributions	10,999,220	33,126,797
Redeemed	(61,462,097)	(136,109,768)
Net increase (decrease)	2,657,814	5,884,519

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2035 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.67	$13.62	$12.57	$11.68	$12.04	$10.66
Income from Investment Operations
Net investment income (loss)A	.05	.22	.18	.20	.18	.16
Net realized and unrealized gain (loss)	(1.04)	.80	1.63	.93	(.14)	1.48
Total from investment operations	(.99)	1.02	1.81	1.13	.04	1.64
Distributions from net investment income	(.01)	(.23)	(.19)	(.21)	(.19)	(.17)
Distributions from net realized gain	(.32)	(.75)	(.57)	(.03)	(.21)	(.10)
Total distributions	(.33)	(.97)B	(.76)	(.24)	(.40)	(.26)C
Net asset value, end of period	$12.35	$13.67	$13.62	$12.57	$11.68	$12.04
Total ReturnD,E	(7.49)%	7.90%	14.76%	9.85%	.63%	15.63%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I	-%	-%	-%	-%	-%
Expenses net of all reductions	- %I	-%	-%	-%	-%	-%
Net investment income (loss)	.77%I	1.62%	1.42%	1.70%	1.57%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$5,715,159	$6,289,345	$6,183,144	$5,648,531	$5,857,392	$6,909,265
Portfolio turnover rateF	15%I	18%	54%	36%	30%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.97 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.746 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.095 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3	2.2
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.4	7.4
Fidelity Series Blue Chip Growth Fund	5.2	5.9
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Equity-Income Fund	9.7	9.7
Fidelity Series Growth & Income Fund	7.4	7.4
Fidelity Series Growth Company Fund	9.1	8.6
Fidelity Series Intrinsic Opportunities Fund	5.2	4.9
Fidelity Series Opportunistic Insights Fund	4.9	4.8
Fidelity Series Real Estate Equity Fund	0.9	0.8
Fidelity Series Small Cap Discovery Fund	1.3	1.2
Fidelity Series Small Cap Opportunities Fund	3.8	4.0
Fidelity Series Stock Selector Large Cap Value Fund	6.3	6.4
	65.6	65.4
International Equity Funds
Fidelity Series Emerging Markets Fund	7.9	7.7
Fidelity Series International Growth Fund	8.9	9.0
Fidelity Series International Small Cap Fund	2.0	2.1
Fidelity Series International Value Fund	8.9	8.8
	27.7	27.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.4	3.5
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	0.7	0.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.7
Fidelity Series Short-Term Credit Fund	0.3	0.6
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.4%
International Equity Funds	27.6%
Bond Funds	5.7%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2040 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	11,283,403	$142,622,212
Fidelity Series 1000 Value Index Fund (a)	7,764,924	79,668,123
Fidelity Series All-Sector Equity Fund (a)	35,564,740	460,563,381
Fidelity Series Blue Chip Growth Fund (a)	30,059,934	323,745,493
Fidelity Series Commodity Strategy Fund (a)(b)	8,768,320	47,962,711
Fidelity Series Equity-Income Fund (a)	52,437,145	601,454,054
Fidelity Series Growth & Income Fund (a)	38,277,641	459,714,474
Fidelity Series Growth Company Fund (a)	47,512,301	561,595,400
Fidelity Series Intrinsic Opportunities Fund (a)	23,680,630	325,371,855
Fidelity Series Opportunistic Insights Fund (a)	20,294,113	301,570,522
Fidelity Series Real Estate Equity Fund (a)	4,358,053	54,867,885
Fidelity Series Small Cap Discovery Fund (a)	7,879,801	79,901,186
Fidelity Series Small Cap Opportunities Fund (a)	20,273,169	238,209,738
Fidelity Series Stock Selector Large Cap Value Fund (a)	33,391,959	390,352,006
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,677,135,164)		4,067,599,040

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund (a)	33,875,054	488,478,282
Fidelity Series International Growth Fund (a)	41,223,635	554,045,660
Fidelity Series International Small Cap Fund (a)	8,116,437	125,967,103
Fidelity Series International Value Fund (a)	58,839,485	550,737,582
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,689,634,123)		1,719,228,627

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	4,262,633	39,130,974
Fidelity Series Floating Rate High Income Fund (a)	1,785,708	16,892,795
Fidelity Series High Income Fund (a)	23,267,312	208,707,787
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,290,300	12,438,491
Fidelity Series Investment Grade Bond Fund (a)	4,062,940	45,789,328
Fidelity Series Real Estate Income Fund (a)	2,962,418	32,023,741
TOTAL BOND FUNDS
(Cost $382,993,882)		354,983,116

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	44,798,045	44,798,045
Fidelity Series Short-Term Credit Fund (a)	1,929,370	19,216,524
TOTAL SHORT-TERM FUNDS
(Cost $64,090,340)		64,014,569
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,813,853,509)		6,205,825,352
NET OTHER ASSETS (LIABILITIES) - 0.0%		(103,681)
NET ASSETS - 100%		$6,205,721,671

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$47,624,725	$17,402,343	$20,229,023	$42,313	$44,798,045
Fidelity Series 100 Index Fund	154,252,842	6,312,362	10,548,896	--	142,622,212
Fidelity Series 1000 Value Index Fund	87,256,742	5,200,045	5,367,766	--	79,668,123
Fidelity Series All-Sector Equity Fund	511,263,608	18,707,512	26,157,101	--	460,563,381
Fidelity Series Blue Chip Growth Fund	406,816,021	46,737,880	76,710,490	402,067	323,745,493
Fidelity Series Commodity Strategy Fund	52,225,272	3,977,864	2,632,029	--	47,962,711
Fidelity Series Emerging Markets Debt Fund	43,053,009	2,151,225	3,765,338	1,236,068	39,130,974
Fidelity Series Emerging Markets Fund	535,684,671	63,155,453	24,095,635	--	488,478,282
Fidelity Series Equity-Income Fund	667,318,641	31,200,030	36,306,958	7,278,374	601,454,054
Fidelity Series Floating Rate High Income Fund	33,378,622	1,054,582	16,946,405	522,513	16,892,795
Fidelity Series Growth & Income Fund	508,828,132	35,417,994	25,600,264	4,487,451	459,714,474
Fidelity Series Growth Company Fund	590,350,986	9,885,872	2,101,599	--	561,595,400
Fidelity Series High Income Fund	238,072,282	12,982,360	23,025,627	6,359,872	208,707,787
Fidelity Series Inflation-Protected Bond Index Fund	--	12,600,388	158,019	325	12,438,491
Fidelity Series International Growth Fund	619,410,927	13,244,830	39,247,265	--	554,045,660
Fidelity Series International Small Cap Fund	142,568,230	3,035,605	17,050,255	--	125,967,103
Fidelity Series International Value Fund	610,063,307	15,652,584	30,004,675	--	550,737,582
Fidelity Series Intrinsic Opportunities Fund	339,687,916	29,311,727	12,537,177	3,593,781	325,371,855
Fidelity Series Investment Grade Bond Fund	42,891,175	27,214,513	23,247,816	575,466	45,789,328
Fidelity Series Opportunistic Insights Fund	332,716,326	12,667,684	32,669,940	--	301,570,522
Fidelity Series Real Estate Equity Fund	58,948,306	12,055,996	6,257,795	419,341	54,867,885
Fidelity Series Real Estate Income Fund	32,995,483	2,091,530	1,804,239	805,817	32,023,741
Fidelity Series Short-Term Credit Fund	41,498,101	976,230	23,107,075	176,712	19,216,524
Fidelity Series Small Cap Discovery Fund	86,107,650	9,663,521	6,641,309	31,148	79,901,186
Fidelity Series Small Cap Opportunities Fund	274,012,755	22,527,205	20,192,327	520,623	238,209,738
Fidelity Series Stock Selector Large Cap Value Fund	444,139,218	18,310,524	28,278,310	--	390,352,006
Total	$6,901,164,947	$433,537,859	$514,683,333	$26,451,871	$6,205,825,352

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $5,813,853,509) — See accompanying schedule		$6,205,825,352
Receivable for investments sold		36,494,358
Receivable for fund shares sold		4,893,478
Total assets		6,247,213,188
Liabilities
Payable for investments purchased	$4,462,578
Payable for fund shares redeemed	37,028,939
Total liabilities		41,491,517
Net Assets		$6,205,721,671
Net Assets consist of:
Paid in capital		$5,695,310,972
Undistributed net investment income		25,804,563
Accumulated undistributed net realized gain (loss) on investments		92,634,293
Net unrealized appreciation (depreciation) on investments		391,971,843
Net Assets, for 714,093,842 shares outstanding		$6,205,721,671
Net Asset Value, offering price and redemption price per share ($6,205,721,671 ÷ 714,093,842 shares)		$8.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$26,451,871
Expenses
Independent trustees' compensation	$14,466
Total expenses before reductions	14,466
Expense reductions	(14,466)	–
Net investment income (loss)		26,451,871
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	21,540,723
Capital gain distributions from underlying funds	82,531,891
Total net realized gain (loss)		104,072,614
Change in net unrealized appreciation (depreciation) on underlying funds		(635,934,020)
Net gain (loss)		(531,861,406)
Net increase (decrease) in net assets resulting from operations		$(505,409,535)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,451,871	$111,586,701
Net realized gain (loss)	104,072,614	258,801,293
Change in net unrealized appreciation (depreciation)	(635,934,020)	160,036,995
Net increase (decrease) in net assets resulting from operations	(505,409,535)	530,424,989
Distributions to shareholders from net investment income	(6,432,021)	(113,793,541)
Distributions to shareholders from net realized gain	(170,093,200)	(394,091,363)
Total distributions	(176,525,221)	(507,884,904)
Share transactions
Proceeds from sales of shares	698,291,014	1,483,734,986
Reinvestment of distributions	175,676,421	506,217,688
Cost of shares redeemed	(887,502,323)	(2,127,429,073)
Net increase (decrease) in net assets resulting from share transactions	(13,534,888)	(137,476,399)
Total increase (decrease) in net assets	(695,469,644)	(114,936,314)
Net Assets
Beginning of period	6,901,191,315	7,016,127,629
End of period (including undistributed net investment income of $25,804,563 and undistributed net investment income of $5,784,713, respectively)	$6,205,721,671	$6,901,191,315
Other Information Shares
Sold	73,722,769	156,496,312
Issued in reinvestment of distributions	18,204,808	54,503,721
Redeemed	(94,190,437)	(224,315,197)
Net increase (decrease)	(2,262,860)	(13,315,164)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2040 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.63	$9.62	$8.78	$8.15	$8.41	$7.45
Income from Investment Operations
Net investment income (loss)A	.04	.15	.13	.14	.12	.12
Net realized and unrealized gain (loss)	(.73)	.57	1.17	.66	(.10)	1.03
Total from investment operations	(.69)	.72	1.30	.80	.02	1.15
Distributions from net investment income	(.01)	(.16)	(.13)	(.15)	(.13)	(.12)
Distributions from net realized gain	(.24)	(.55)	(.33)	(.02)	(.15)	(.07)
Total distributions	(.25)	(.71)	(.46)	(.17)	(.28)	(.19)
Net asset value, end of period	$8.69	$9.63	$9.62	$8.78	$8.15	$8.41
Total ReturnB,C	(7.45)%	7.86%	15.08%	9.94%	.58%	15.66%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	.77%G	1.61%	1.40%	1.70%	1.55%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$6,205,722	$6,901,191	$7,016,128	$6,758,570	$7,293,065	$9,073,364
Portfolio turnover rateD	13%G	17%	49%	33%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3	2.2
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.4	7.4
Fidelity Series Blue Chip Growth Fund	5.2	5.9
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Equity-Income Fund	9.7	9.7
Fidelity Series Growth & Income Fund	7.4	7.4
Fidelity Series Growth Company Fund	9.0	8.5
Fidelity Series Intrinsic Opportunities Fund	5.3	4.9
Fidelity Series Opportunistic Insights Fund	4.9	4.8
Fidelity Series Real Estate Equity Fund	0.9	0.8
Fidelity Series Small Cap Discovery Fund	1.3	1.3
Fidelity Series Small Cap Opportunities Fund	3.8	4.0
Fidelity Series Stock Selector Large Cap Value Fund	6.3	6.4
	65.6	65.4
International Equity Funds
Fidelity Series Emerging Markets Fund	7.9	7.8
Fidelity Series International Growth Fund	8.9	9.0
Fidelity Series International Small Cap Fund	2.0	2.1
Fidelity Series International Value Fund	8.9	8.8
	27.7	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.4	3.5
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	0.7	0.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.7
Fidelity Series Short-Term Credit Fund	0.3	0.5
	1.0	1.2
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.4%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2045 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,977,905	$62,920,721
Fidelity Series 1000 Value Index Fund (a)	3,414,630	35,034,105
Fidelity Series All-Sector Equity Fund (a)	15,684,249	203,111,023
Fidelity Series Blue Chip Growth Fund (a)	13,259,956	142,809,727
Fidelity Series Commodity Strategy Fund (a)(b)	3,866,965	21,152,300
Fidelity Series Equity-Income Fund (a)	23,121,154	265,199,629
Fidelity Series Growth & Income Fund (a)	16,880,580	202,735,763
Fidelity Series Growth Company Fund (a)	20,955,720	247,696,606
Fidelity Series Intrinsic Opportunities Fund (a)	10,526,705	144,636,926
Fidelity Series Opportunistic Insights Fund (a)	8,958,124	133,117,722
Fidelity Series Real Estate Equity Fund (a)	1,920,230	24,175,702
Fidelity Series Small Cap Discovery Fund (a)	3,473,334	35,219,605
Fidelity Series Small Cap Opportunities Fund (a)	9,266,287	105,086,254
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,726,735	172,155,528
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,587,202,877)		1,795,051,611

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund (a)	14,951,342	215,598,350
Fidelity Series International Growth Fund (a)	18,191,915	244,499,331
Fidelity Series International Small Cap Fund (a)	3,581,402	55,583,357
Fidelity Series International Value Fund (a)	25,968,755	243,067,551
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $728,053,794)		758,748,589

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	1,883,073	17,286,608
Fidelity Series Floating Rate High Income Fund (a)	783,456	7,411,494
Fidelity Series High Income Fund (a)	10,264,320	92,070,954
Fidelity Series Inflation-Protected Bond Index Fund (a)	572,492	5,518,827
Fidelity Series Investment Grade Bond Fund (a)	1,792,018	20,196,043
Fidelity Series Real Estate Income Fund (a)	1,306,765	14,126,131
TOTAL BOND FUNDS
(Cost $168,462,485)		156,610,057

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	19,766,688	19,766,688
Fidelity Series Short-Term Credit Fund (a)	851,326	8,479,211
TOTAL SHORT-TERM FUNDS
(Cost $28,279,226)		28,245,899
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,511,998,382)		2,738,656,156
NET OTHER ASSETS (LIABILITIES) - 0.0%		(68,695)
NET ASSETS - 100%		$2,738,587,461

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$20,244,795	$8,725,494	$9,203,601	$18,296	$19,766,688
Fidelity Series 100 Index Fund	67,228,796	4,853,215	5,880,540	--	62,920,721
Fidelity Series 1000 Value Index Fund	38,016,048	3,150,025	2,859,067	--	35,034,105
Fidelity Series All-Sector Equity Fund	222,122,602	15,343,634	15,224,280	--	203,111,023
Fidelity Series Blue Chip Growth Fund	176,878,750	25,325,850	35,807,357	178,215	142,809,727
Fidelity Series Commodity Strategy Fund	22,540,341	2,461,465	1,371,745	--	21,152,300
Fidelity Series Emerging Markets Debt Fund	18,610,906	1,453,449	1,756,781	540,632	17,286,608
Fidelity Series Emerging Markets Fund	232,807,451	34,683,825	13,730,255	--	215,598,350
Fidelity Series Equity-Income Fund	289,910,792	23,387,486	21,238,521	3,180,803	265,199,629
Fidelity Series Floating Rate High Income Fund	14,447,165	823,650	7,598,515	227,575	7,411,494
Fidelity Series Growth & Income Fund	221,164,420	22,920,187	15,311,959	1,961,498	202,735,763
Fidelity Series Growth Company Fund	253,180,046	10,983,949	139,353	--	247,696,606
Fidelity Series High Income Fund	103,673,631	7,174,886	10,262,055	2,786,701	92,070,954
Fidelity Series Inflation-Protected Bond Index Fund	--	5,628,463	107,886	144	5,518,827
Fidelity Series International Growth Fund	268,931,545	13,102,057	20,047,462	--	244,499,331
Fidelity Series International Small Cap Fund	61,841,557	2,983,143	8,045,869	--	55,583,357
Fidelity Series International Value Fund	265,034,435	13,348,233	15,295,043	--	243,067,551
Fidelity Series Intrinsic Opportunities Fund	147,542,328	16,916,984	5,951,655	1,593,053	144,636,926
Fidelity Series Investment Grade Bond Fund	18,326,071	12,175,862	9,843,622	252,340	20,196,043
Fidelity Series Opportunistic Insights Fund	144,536,478	10,206,102	16,671,434	--	133,117,722
Fidelity Series Real Estate Equity Fund	25,500,687	5,894,919	2,909,049	184,796	24,175,702
Fidelity Series Real Estate Income Fund	14,270,842	1,366,414	870,263	354,571	14,126,131
Fidelity Series Short-Term Credit Fund	17,171,981	663,534	9,292,741	75,301	8,479,211
Fidelity Series Small Cap Discovery Fund	37,930,193	4,590,373	3,233,473	13,749	35,219,605
Fidelity Series Small Cap Opportunities Fund	119,061,588	13,508,163	10,602,713	230,596	105,086,254
Fidelity Series Stock Selector Large Cap Value Fund	192,941,019	13,813,563	15,236,940	--	172,155,528
Total	$2,993,914,467	$275,484,925	$258,492,179	$11,598,270	$2,738,656,156

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $2,511,998,382) — See accompanying schedule		$2,738,656,156
Cash		3
Receivable for investments sold		25,066,184
Receivable for fund shares sold		3,614,438
Total assets		2,767,336,781
Liabilities
Payable for investments purchased	$163,339
Payable for fund shares redeemed	28,585,981
Total liabilities		28,749,320
Net Assets		$2,738,587,461
Net Assets consist of:
Paid in capital		$2,467,972,451
Undistributed net investment income		11,438,689
Accumulated undistributed net realized gain (loss) on investments		32,518,547
Net unrealized appreciation (depreciation) on investments		226,657,774
Net Assets, for 279,567,222 shares outstanding		$2,738,587,461
Net Asset Value, offering price and redemption price per share ($2,738,587,461 ÷ 279,567,222 shares)		$9.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$11,598,270
Expenses
Independent trustees' compensation	$6,309
Total expenses before reductions	6,309
Expense reductions	(6,309)	–
Net investment income (loss)		11,598,270
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,845,579
Capital gain distributions from underlying funds	36,481,783
Total net realized gain (loss)		40,327,362
Change in net unrealized appreciation (depreciation) on underlying funds		(276,096,561)
Net gain (loss)		(235,769,199)
Net increase (decrease) in net assets resulting from operations		$(224,170,929)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,598,270	$47,178,273
Net realized gain (loss)	40,327,362	103,822,843
Change in net unrealized appreciation (depreciation)	(276,096,561)	72,282,553
Net increase (decrease) in net assets resulting from operations	(224,170,929)	223,283,669
Distributions to shareholders from net investment income	(2,770,370)	(47,958,563)
Distributions to shareholders from net realized gain	(68,982,225)	(230,593,594)
Total distributions	(71,752,595)	(278,552,157)
Share transactions
Proceeds from sales of shares	461,846,773	935,975,186
Reinvestment of distributions	71,664,582	278,276,671
Cost of shares redeemed	(492,926,304)	(1,050,162,996)
Net increase (decrease) in net assets resulting from share transactions	40,585,051	164,088,861
Total increase (decrease) in net assets	(255,338,473)	108,820,373
Net Assets
Beginning of period	2,993,925,934	2,885,105,561
End of period (including undistributed net investment income of $11,438,689 and undistributed net investment income of $2,610,789, respectively)	$2,738,587,461	$2,993,925,934
Other Information Shares
Sold	43,277,952	87,545,773
Issued in reinvestment of distributions	6,586,819	26,697,457
Redeemed	(46,471,731)	(98,275,320)
Net increase (decrease)	3,393,040	15,967,910

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2045 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.84	$11.09	$10.42	$9.65	$9.98	$8.81
Income from Investment Operations
Net investment income (loss)A	.04	.17	.15	.17	.15	.14
Net realized and unrealized gain (loss)	(.82)	.64	1.39	.79	(.15)	1.25
Total from investment operations	(.78)	.81	1.54	.96	–	1.39
Distributions from net investment income	(.01)	(.18)	(.15)	(.17)	(.15)	(.14)
Distributions from net realized gain	(.25)	(.89)	(.72)	(.02)	(.17)	(.08)
Total distributions	(.26)	(1.06)B	(.87)	(.19)	(.33)C	(.22)
Net asset value, end of period	$9.80	$10.84	$11.09	$10.42	$9.65	$9.98
Total ReturnD,E	(7.44)%	7.93%	15.38%	10.14%	.29%	15.99%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I	-%	-%	-%	-%	-%
Expenses net of all reductions	- %I	-%	-%	-%	-%	-%
Net investment income (loss)	.77%I	1.62%	1.42%	1.75%	1.57%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$2,738,587	$2,993,926	$2,885,106	$2,480,465	$2,432,828	$2,660,423
Portfolio turnover rateF	17%I	21%	53%	45%	40%	50%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.06 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.886 per share.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.174 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3	2.2
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.4	7.4
Fidelity Series Blue Chip Growth Fund	5.2	5.9
Fidelity Series Commodity Strategy Fund	0.8	0.7
Fidelity Series Equity-Income Fund	9.7	9.7
Fidelity Series Growth & Income Fund	7.4	7.4
Fidelity Series Growth Company Fund	9.0	8.6
Fidelity Series Intrinsic Opportunities Fund	5.3	4.9
Fidelity Series Opportunistic Insights Fund	4.9	4.8
Fidelity Series Real Estate Equity Fund	0.9	0.8
Fidelity Series Small Cap Discovery Fund	1.3	1.3
Fidelity Series Small Cap Opportunities Fund	3.8	4.0
Fidelity Series Stock Selector Large Cap Value Fund	6.3	6.4
	65.6	65.4
International Equity Funds
Fidelity Series Emerging Markets Fund	7.9	7.8
Fidelity Series International Growth Fund	8.9	9.0
Fidelity Series International Small Cap Fund	2.0	2.1
Fidelity Series International Value Fund	8.9	8.8
	27.7	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.4	3.5
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	0.7	0.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.6
Fidelity Series Short-Term Credit Fund	0.3	0.6
	1.0	1.2
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.4%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2050 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,992,257	$50,462,125
Fidelity Series 1000 Value Index Fund (a)	2,739,612	28,108,415
Fidelity Series All-Sector Equity Fund (a)	12,584,217	162,965,615
Fidelity Series Blue Chip Growth Fund (a)	10,640,892	114,602,410
Fidelity Series Commodity Strategy Fund (a)(b)	3,099,314	16,953,246
Fidelity Series Equity-Income Fund (a)	18,549,748	212,765,613
Fidelity Series Growth & Income Fund (a)	13,544,051	162,664,049
Fidelity Series Growth Company Fund (a)	16,674,432	197,091,787
Fidelity Series Intrinsic Opportunities Fund (a)	8,403,822	115,468,518
Fidelity Series Opportunistic Insights Fund (a)	7,184,031	106,754,705
Fidelity Series Real Estate Equity Fund (a)	1,540,438	19,394,115
Fidelity Series Small Cap Discovery Fund (a)	2,785,597	28,245,953
Fidelity Series Small Cap Opportunities Fund (a)	7,179,503	84,359,156
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,817,285	138,144,056
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,266,306,370)		1,437,979,763

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund (a)	11,976,980	172,708,054
Fidelity Series International Growth Fund (a)	14,573,482	195,867,592
Fidelity Series International Small Cap Fund (a)	2,869,334	44,532,065
Fidelity Series International Value Fund (a)	20,803,121	194,717,210
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $579,753,273)		607,824,921

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	1,508,353	13,846,679
Fidelity Series Floating Rate High Income Fund (a)	627,544	5,936,568
Fidelity Series High Income Fund (a)	8,221,975	73,751,119
Fidelity Series Inflation-Protected Bond Index Fund (a)	458,814	4,422,971
Fidelity Series Investment Grade Bond Fund (a)	1,436,317	16,187,297
Fidelity Series Real Estate Income Fund (a)	1,046,745	11,315,317
TOTAL BOND FUNDS
(Cost $135,705,939)		125,459,951

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	15,837,055	15,837,055
Fidelity Series Short-Term Credit Fund (a)	682,072	6,793,434
TOTAL SHORT-TERM FUNDS
(Cost $22,657,170)		22,630,489
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,004,422,752)		2,193,895,124
NET OTHER ASSETS (LIABILITIES) - 0.0%		(81,870)
NET ASSETS - 100%		$2,193,813,254

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$15,473,117	$7,645,283	$7,281,345	$14,409	$15,837,055
Fidelity Series 100 Index Fund	52,801,653	4,540,020	4,236,711	--	50,462,125
Fidelity Series 1000 Value Index Fund	30,095,605	2,823,102	2,201,074	--	28,108,415
Fidelity Series All-Sector Equity Fund	175,710,242	13,606,624	11,085,110	--	162,965,615
Fidelity Series Blue Chip Growth Fund	139,945,042	21,198,034	27,713,568	142,126	114,602,410
Fidelity Series Commodity Strategy Fund	17,873,333	2,094,277	1,039,523	--	16,953,246
Fidelity Series Emerging Markets Debt Fund	14,772,457	1,238,888	1,351,152	429,829	13,846,679
Fidelity Series Emerging Markets Fund	184,803,949	28,734,714	10,437,715	--	172,708,054
Fidelity Series Equity-Income Fund	229,452,732	20,389,045	15,658,307	2,520,594	212,765,613
Fidelity Series Floating Rate High Income Fund	11,463,362	688,766	6,007,704	180,803	5,936,568
Fidelity Series Growth & Income Fund	174,899,640	19,573,076	11,013,505	1,554,933	162,664,049
Fidelity Series Growth Company Fund	204,397,654	6,367,404	748,674	--	197,091,787
Fidelity Series High Income Fund	82,371,541	6,062,720	7,899,137	2,216,415	73,751,119
Fidelity Series Inflation-Protected Bond Index Fund	--	4,484,806	60,452	115	4,422,971
Fidelity Series International Growth Fund	213,508,384	11,751,511	15,448,485	--	195,867,592
Fidelity Series International Small Cap Fund	49,082,171	2,676,394	6,267,952	--	44,532,065
Fidelity Series International Value Fund	210,393,105	12,728,819	12,429,539	--	194,717,210
Fidelity Series Intrinsic Opportunities Fund	116,793,646	14,561,968	4,784,574	1,271,087	115,468,518
Fidelity Series Investment Grade Bond Fund	14,551,304	9,751,831	7,748,994	200,573	16,187,297
Fidelity Series Opportunistic Insights Fund	114,355,587	8,896,403	12,510,898	--	106,754,705
Fidelity Series Real Estate Equity Fund	20,148,123	4,920,432	2,257,678	146,513	19,394,115
Fidelity Series Real Estate Income Fund	11,324,294	1,153,889	653,198	281,900	11,315,317
Fidelity Series Short-Term Credit Fund	13,596,057	700,104	7,453,798	59,200	6,793,434
Fidelity Series Small Cap Discovery Fund	30,711,446	3,268,443	2,501,338	10,873	28,245,953
Fidelity Series Small Cap Opportunities Fund	94,236,168	11,506,425	7,914,310	183,822	84,359,156
Fidelity Series Stock Selector Large Cap Value Fund	152,540,691	12,434,229	11,393,190	--	138,144,056
Total	$2,375,301,303	$233,797,207	$198,097,931	$9,213,192	$2,193,895,124

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $2,004,422,752) — See accompanying schedule		$2,193,895,124
Cash		3
Receivable for investments sold		12,975,900
Receivable for fund shares sold		3,212,092
Total assets		2,210,083,119
Liabilities
Payable for investments purchased	$1,414,900
Payable for fund shares redeemed	14,854,965
Total liabilities		16,269,865
Net Assets		$2,193,813,254
Net Assets consist of:
Paid in capital		$1,968,664,671
Undistributed net investment income		9,132,748
Accumulated undistributed net realized gain (loss) on investments		26,543,463
Net unrealized appreciation (depreciation) on investments		189,472,372
Net Assets, for 222,853,518 shares outstanding		$2,193,813,254
Net Asset Value, offering price and redemption price per share ($2,193,813,254 ÷ 222,853,518 shares)		$9.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$9,213,192
Expenses
Independent trustees' compensation	$5,024
Total expenses before reductions	5,024
Expense reductions	(5,024)	–
Net investment income (loss)		9,213,192
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,909,016
Capital gain distributions from underlying funds	29,078,252
Total net realized gain (loss)		32,987,268
Change in net unrealized appreciation (depreciation) on underlying funds		(221,014,485)
Net gain (loss)		(188,027,217)
Net increase (decrease) in net assets resulting from operations		$(178,814,025)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,213,192	$37,910,015
Net realized gain (loss)	32,987,268	82,517,753
Change in net unrealized appreciation (depreciation)	(221,014,485)	59,963,370
Net increase (decrease) in net assets resulting from operations	(178,814,025)	180,391,138
Distributions to shareholders from net investment income	(2,185,830)	(38,403,121)
Distributions to shareholders from net realized gain	(56,612,809)	(182,970,831)
Total distributions	(58,798,639)	(221,373,952)
Share transactions
Proceeds from sales of shares	393,462,270	838,982,359
Reinvestment of distributions	58,582,714	220,900,399
Cost of shares redeemed	(395,926,924)	(941,424,321)
Net increase (decrease) in net assets resulting from share transactions	56,118,060	118,458,437
Total increase (decrease) in net assets	(181,494,604)	77,475,623
Net Assets
Beginning of period	2,375,307,858	2,297,832,235
End of period (including undistributed net investment income of $9,132,748 and undistributed net investment income of $2,105,386, respectively)	$2,193,813,254	$2,375,307,858
Other Information Shares
Sold	36,705,301	78,104,778
Issued in reinvestment of distributions	5,354,910	21,105,948
Redeemed	(37,079,000)	(87,508,152)
Net increase (decrease)	4,981,211	11,702,574

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2050 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.90	$11.15	$10.28	$9.51	$9.88	$8.69
Income from Investment Operations
Net investment income (loss)A	.04	.17	.15	.16	.14	.13
Net realized and unrealized gain (loss)	(.83)	.65	1.41	.79	(.19)	1.27
Total from investment operations	(.79)	.82	1.56	.95	(.05)	1.40
Distributions from net investment income	(.01)	(.18)	(.15)	(.17)	(.14)	(.13)
Distributions from net realized gain	(.26)	(.89)	(.54)	(.02)	(.18)	(.08)
Total distributions	(.27)	(1.07)	(.69)	(.18)B	(.32)	(.21)
Net asset value, end of period	$9.84	$10.90	$11.15	$10.28	$9.51	$9.88
Total ReturnC,D	(7.51)%	7.91%	15.53%	10.18%	(.17)%	16.29%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	.77%H	1.62%	1.41%	1.71%	1.49%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$2,193,813	$2,375,308	$2,297,832	$2,069,745	$2,066,305	$2,166,229
Portfolio turnover rateE	17%H	23%	57%	44%	41%	51%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.016 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3	2.3
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.5	7.4
Fidelity Series Blue Chip Growth Fund	5.3	5.8
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Equity-Income Fund	9.8	9.6
Fidelity Series Growth & Income Fund	7.4	7.4
Fidelity Series Growth Company Fund	8.6	8.3
Fidelity Series Intrinsic Opportunities Fund	5.2	5.0
Fidelity Series Opportunistic Insights Fund	4.9	4.8
Fidelity Series Real Estate Equity Fund	0.9	0.9
Fidelity Series Small Cap Discovery Fund	1.3	1.3
Fidelity Series Small Cap Opportunities Fund	3.9	4.1
Fidelity Series Stock Selector Large Cap Value Fund	6.4	6.5
	65.6	65.5
International Equity Funds
Fidelity Series Emerging Markets Fund	7.9	7.6
Fidelity Series International Growth Fund	9.0	9.0
Fidelity Series International Small Cap Fund	2.0	2.1
Fidelity Series International Value Fund	8.9	8.9
	27.8	27.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.3	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.3	0.1
Fidelity Series Investment Grade Bond Fund	0.7	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	5.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.8
Fidelity Series Short-Term Credit Fund	0.3	0.6
	1.0	1.4
Net Other Assets (Liabilities)
Net Other Assets	(0.1)	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Net Other Assets*	(0.1)%
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.7%
Short-Term Funds	1.0%

 * Net Other Assets (Liabilities) are not included in the pie chart

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2055 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1,030,204	$13,021,779
Fidelity Series 1000 Value Index Fund (a)	709,560	7,280,083
Fidelity Series All-Sector Equity Fund (a)	3,219,986	41,698,824
Fidelity Series Blue Chip Growth Fund (a)	2,727,434	29,374,466
Fidelity Series Commodity Strategy Fund (a)(b)	789,482	4,318,465
Fidelity Series Equity-Income Fund (a)	4,763,250	54,634,482
Fidelity Series Growth & Income Fund (a)	3,465,503	41,620,694
Fidelity Series Growth Company Fund (a)	4,044,547	47,806,542
Fidelity Series Intrinsic Opportunities Fund (a)	2,123,517	29,177,126
Fidelity Series Opportunistic Insights Fund (a)	1,847,754	27,457,631
Fidelity Series Real Estate Equity Fund (a)	417,393	5,254,982
Fidelity Series Small Cap Discovery Fund (a)	719,853	7,299,310
Fidelity Series Small Cap Opportunities Fund (a)	1,844,053	21,667,623
Fidelity Series Stock Selector Large Cap Value Fund (a)	3,034,887	35,477,829
TOTAL DOMESTIC EQUITY FUNDS
(Cost $366,708,472)		366,089,836

International Equity Funds - 27.8%
Fidelity Series Emerging Markets Fund (a)	3,071,186	44,286,495
Fidelity Series International Growth Fund (a)	3,712,738	49,899,197
Fidelity Series International Small Cap Fund (a)	730,998	11,345,083
Fidelity Series International Value Fund (a)	5,301,725	49,624,143
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $164,960,625)		155,154,918

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	380,111	3,489,415
Fidelity Series Floating Rate High Income Fund (a)	159,427	1,508,176
Fidelity Series High Income Fund (a)	2,069,865	18,566,689
Fidelity Series Inflation-Protected Bond Index Fund (a)	139,692	1,346,629
Fidelity Series Investment Grade Bond Fund (a)	365,947	4,124,222
Fidelity Series Real Estate Income Fund (a)	264,643	2,860,793
TOTAL BOND FUNDS
(Cost $34,629,910)		31,895,924

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	4,034,718	4,034,718
Fidelity Series Short-Term Credit Fund (a)	173,765	1,730,698
TOTAL SHORT-TERM FUNDS
(Cost $5,771,836)		5,765,416
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $572,070,843)		558,906,094
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(355,112)
NET ASSETS - 100%		$558,550,982

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$4,263,640	$1,536,410	$1,765,332	$3,595	$4,034,718
Fidelity Series 100 Index Fund	11,928,340	2,697,389	918,593	--	13,021,779
Fidelity Series 1000 Value Index Fund	6,795,241	1,596,089	453,359	--	7,280,083
Fidelity Series All-Sector Equity Fund	39,206,632	8,770,942	2,448,060	--	41,698,824
Fidelity Series Blue Chip Growth Fund	30,665,419	9,761,678	6,213,377	35,920	29,374,466
Fidelity Series Commodity Strategy Fund	3,974,444	1,107,785	278,655	--	4,318,465
Fidelity Series Emerging Markets Debt Fund	3,039,112	916,848	261,517	99,363	3,489,415
Fidelity Series Emerging Markets Fund	40,369,885	13,355,053	1,937,491	--	44,286,495
Fidelity Series Equity-Income Fund	50,792,034	12,325,421	3,128,046	576,702	54,634,482
Fidelity Series Floating Rate High Income Fund	2,513,043	387,483	1,340,361	42,129	1,508,176
Fidelity Series Growth & Income Fund	39,026,124	10,395,410	2,583,781	357,224	41,620,694
Fidelity Series Growth Company Fund	43,931,745	7,129,881	--	--	47,806,542
Fidelity Series High Income Fund	17,625,324	3,990,252	1,391,915	516,707	18,566,689
Fidelity Series Inflation-Protected Bond Index Fund	528,211	1,357,757	537,695	108	1,346,629
Fidelity Series International Growth Fund	47,525,753	9,022,716	3,067,837	--	49,899,197
Fidelity Series International Small Cap Fund	10,893,920	2,065,239	1,316,551	--	11,345,083
Fidelity Series International Value Fund	46,842,504	9,372,341	2,443,704	--	49,624,143
Fidelity Series Intrinsic Opportunities Fund	26,048,098	7,224,152	1,247,049	318,001	29,177,126
Fidelity Series Investment Grade Bond Fund	2,977,111	3,812,482	2,580,757	44,317	4,124,222
Fidelity Series Opportunistic Insights Fund	25,510,768	5,646,199	2,634,257	--	27,457,631
Fidelity Series Real Estate Equity Fund	4,683,274	1,842,460	430,133	37,125	5,254,982
Fidelity Series Real Estate Income Fund	2,513,133	597,797	127,638	67,802	2,860,793
Fidelity Series Short-Term Credit Fund	3,039,920	346,774	1,643,752	13,963	1,730,698
Fidelity Series Small Cap Discovery Fund	6,924,978	1,888,323	720,878	2,579	7,299,310
Fidelity Series Small Cap Opportunities Fund	21,335,264	5,936,787	2,208,304	46,628	21,667,623
Fidelity Series Stock Selector Large Cap Value Fund	34,275,216	8,134,200	3,077,721	--	35,477,829
Total	$527,229,133	$131,217,868	$44,756,763	$2,162,163	$558,906,094

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $572,070,843) — See accompanying schedule		$558,906,094
Receivable for investments sold		3,013,933
Receivable for fund shares sold		1,307,831
Total assets		563,227,858
Liabilities
Payable for investments purchased	$365,228
Payable for fund shares redeemed	4,311,648
Total liabilities		4,676,876
Net Assets		$558,550,982
Net Assets consist of:
Paid in capital		$563,911,246
Undistributed net investment income		2,133,428
Accumulated undistributed net realized gain (loss) on investments		5,671,057
Net unrealized appreciation (depreciation) on investments		(13,164,749)
Net Assets, for 51,038,897 shares outstanding		$558,550,982
Net Asset Value, offering price and redemption price per share ($558,550,982 ÷ 51,038,897 shares)		$10.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,162,163
Expenses
Independent trustees' compensation	$1,153
Total expenses before reductions	1,153
Expense reductions	(1,153)	–
Net investment income (loss)		2,162,163
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(438,520)
Capital gain distributions from underlying funds	7,279,346
Total net realized gain (loss)		6,840,826
Change in net unrealized appreciation (depreciation) on underlying funds		(54,345,625)
Net gain (loss)		(47,504,799)
Net increase (decrease) in net assets resulting from operations		$(45,342,636)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,162,163	$7,076,612
Net realized gain (loss)	6,840,826	14,124,953
Change in net unrealized appreciation (depreciation)	(54,345,625)	12,337,377
Net increase (decrease) in net assets resulting from operations	(45,342,636)	33,538,942
Distributions to shareholders from net investment income	(449,502)	(7,011,171)
Distributions to shareholders from net realized gain	(10,068,801)	(13,050,953)
Total distributions	(10,518,303)	(20,062,124)
Share transactions
Proceeds from sales of shares	191,404,450	340,009,147
Reinvestment of distributions	10,508,759	20,046,206
Cost of shares redeemed	(114,732,660)	(196,948,054)
Net increase (decrease) in net assets resulting from share transactions	87,180,549	163,107,299
Total increase (decrease) in net assets	31,319,610	176,584,117
Net Assets
Beginning of period	527,231,372	350,647,255
End of period (including undistributed net investment income of $2,133,428 and undistributed net investment income of $420,767, respectively)	$558,550,982	$527,231,372
Other Information Shares
Sold	16,127,767	28,776,439
Issued in reinvestment of distributions	864,207	1,718,872
Redeemed	(9,677,827)	(16,665,631)
Net increase (decrease)	7,314,147	13,829,680

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2055 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.06	$11.73	$10.56	$9.77	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.19	.16	.20	.13
Net realized and unrealized gain (loss)	(.94)	.72	1.51	.80	(.12)
Total from investment operations	(.89)	.91	1.67	1.00	.01
Distributions from net investment income	(.01)	(.18)	(.14)	(.14)	(.11)
Distributions from net realized gain	(.22)	(.39)	(.36)	(.06)	(.13)
Total distributions	(.23)	(.58)C	(.50)	(.21)D	(.24)
Net asset value, end of period	$10.94	$12.06	$11.73	$10.56	$9.77
Total ReturnE,F	(7.54)%	7.98%	16.00%	10.39%	.32%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	- %J
Expenses net of fee waivers, if any	- %J	-%	-%	-%	- %J
Expenses net of all reductions	- %J	-%	-%	-%	- %J
Net investment income (loss)	.77%J	1.64%	1.40%	1.99%	1.69%J
Supplemental Data
Net assets, end of period (000 omitted)	$558,551	$527,231	$350,647	$155,142	$20,978
Portfolio turnover rateG	16%J	21%	47%	45%	8%J

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.394 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3	2.3
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.5	7.5
Fidelity Series Blue Chip Growth Fund	5.3	5.9
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Equity-Income Fund	9.9	9.9
Fidelity Series Growth & Income Fund	7.6	7.5
Fidelity Series Growth Company Fund	7.7	7.6
Fidelity Series Intrinsic Opportunities Fund	5.3	5.1
Fidelity Series Opportunistic Insights Fund	5.0	4.9
Fidelity Series Real Estate Equity Fund	1.0	0.9
Fidelity Series Small Cap Discovery Fund	1.3	1.3
Fidelity Series Small Cap Opportunities Fund	4.0	4.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4	6.6
	65.4	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	8.0	7.6
Fidelity Series International Growth Fund	8.9	9.0
Fidelity Series International Small Cap Fund	2.0	2.1
Fidelity Series International Value Fund	9.0	8.9
	27.9	27.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.2	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.1
Fidelity Series Investment Grade Bond Fund	0.8	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.6	5.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.8	0.9
Fidelity Series Short-Term Credit Fund	0.3	0.5
	1.1	1.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.4%
International Equity Funds	27.9%
Bond Funds	5.6%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.6%
Bond Funds	5.4%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2060 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	47,497	$600,364
Fidelity Series 1000 Value Index Fund (a)	33,010	338,681
Fidelity Series All-Sector Equity Fund (a)	148,676	1,925,357
Fidelity Series Blue Chip Growth Fund (a)	125,505	1,351,684
Fidelity Series Commodity Strategy Fund (a)(b)	36,132	197,640
Fidelity Series Equity-Income Fund (a)	221,533	2,540,983
Fidelity Series Growth & Income Fund (a)	161,048	1,934,183
Fidelity Series Growth Company Fund (a)	167,509	1,979,958
Fidelity Series Intrinsic Opportunities Fund (a)	97,872	1,344,761
Fidelity Series Opportunistic Insights Fund (a)	85,984	1,277,725
Fidelity Series Real Estate Equity Fund (a)	19,524	245,810
Fidelity Series Small Cap Discovery Fund (a)	33,801	342,746
Fidelity Series Small Cap Opportunities Fund (a)	87,134	1,023,830
Fidelity Series Stock Selector Large Cap Value Fund (a)	141,024	1,648,572
TOTAL DOMESTIC EQUITY FUNDS
(Cost $18,287,573)		16,752,294

International Equity Funds - 27.9%
Fidelity Series Emerging Markets Fund (a)	141,894	2,046,119
Fidelity Series International Growth Fund (a)	170,088	2,285,988
Fidelity Series International Small Cap Fund (a)	33,493	519,808
Fidelity Series International Value Fund (a)	244,570	2,289,179
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,806,071)		7,141,094

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund (a)	17,149	157,431
Fidelity Series Floating Rate High Income Fund (a)	7,232	68,413
Fidelity Series High Income Fund (a)	91,366	819,553
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,689	64,482
Fidelity Series Investment Grade Bond Fund (a)	17,510	197,335
Fidelity Series Real Estate Income Fund (a)	12,029	130,035
TOTAL BOND FUNDS
(Cost $1,515,232)		1,437,249

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	189,025	189,025
Fidelity Series Short-Term Credit Fund (a)	8,380	83,464
TOTAL SHORT-TERM FUNDS
(Cost $272,687)		272,489
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $27,881,563)		25,603,126
NET OTHER ASSETS (LIABILITIES) - 0.0%		11
NET ASSETS - 100%		$25,603,137

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$77,035	$171,303	$59,313	$117	$189,025
Fidelity Series 100 Index Fund	207,862	457,924	30,376	--	600,364
Fidelity Series 1000 Value Index Fund	117,767	266,427	17,315	--	338,681
Fidelity Series All-Sector Equity Fund	675,235	1,499,391	83,402	--	1,925,357
Fidelity Series Blue Chip Growth Fund	524,806	1,422,528	373,490	1,524	1,351,684
Fidelity Series Commodity Strategy Fund	73,002	150,733	7,173	--	197,640
Fidelity Series Emerging Markets Debt Fund	49,324	121,160	4,754	3,024	157,431
Fidelity Series Emerging Markets Fund	684,113	1,671,290	21,639	--	2,046,119
Fidelity Series Equity-Income Fund	881,584	2,002,806	117,021	13,553	2,540,983
Fidelity Series Floating Rate High Income Fund	42,857	60,174	32,489	1,198	68,413
Fidelity Series Growth & Income Fund	674,614	1,555,973	72,084	8,544	1,934,183
Fidelity Series Growth Company Fund	680,865	1,447,050	--	--	1,979,958
Fidelity Series High Income Fund	293,195	627,119	38,048	15,747	819,553
Fidelity Series Inflation-Protected Bond Index Fund	10,866	67,086	13,429	3	64,482
Fidelity Series International Growth Fund	805,839	1,678,328	25,691	--	2,285,988
Fidelity Series International Small Cap Fund	185,351	380,503	22,129	--	519,808
Fidelity Series International Value Fund	799,577	1,707,182	10,740	--	2,289,179
Fidelity Series Intrinsic Opportunities Fund	453,075	1,102,504	72,662	13,442	1,344,761
Fidelity Series Investment Grade Bond Fund	47,966	215,339	63,882	1,416	197,335
Fidelity Series Opportunistic Insights Fund	441,774	988,609	92,663	--	1,277,725
Fidelity Series Real Estate Equity Fund	80,643	206,896	13,575	1,368	245,810
Fidelity Series Real Estate Income Fund	42,734	92,320	813	2,315	130,035
Fidelity Series Short-Term Credit Fund	47,454	65,133	28,826	400	83,464
Fidelity Series Small Cap Discovery Fund	119,086	275,545	20,749	67	342,746
Fidelity Series Small Cap Opportunities Fund	361,437	859,810	48,120	2,017	1,023,830
Fidelity Series Stock Selector Large Cap Value Fund	589,650	1,372,785	152,837	--	1,648,572
Total	$8,967,711	$20,465,918	$1,423,220	$64,735	$25,603,126

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $27,881,563) — See accompanying schedule		$25,603,126
Receivable for investments sold		88,207
Receivable for fund shares sold		88,017
Total assets		25,779,350
Liabilities
Payable for investments purchased	$39,435
Payable for fund shares redeemed	136,778
Total liabilities		176,213
Net Assets		$25,603,137
Net Assets consist of:
Paid in capital		$27,578,626
Undistributed net investment income		64,031
Accumulated undistributed net realized gain (loss) on investments		238,917
Net unrealized appreciation (depreciation) on investments		(2,278,437)
Net Assets, for 2,667,373 shares outstanding		$25,603,137
Net Asset Value, offering price and redemption price per share ($25,603,137 ÷ 2,667,373 shares)		$9.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$64,735
Expenses
Independent trustees' compensation	$30
Total expenses before reductions	30
Expense reductions	(30)	–
Net investment income (loss)		64,735
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(44,338)
Capital gain distributions from underlying funds	297,943
Total net realized gain (loss)		253,605
Change in net unrealized appreciation (depreciation) on underlying funds		(2,362,942)
Net gain (loss)		(2,109,337)
Net increase (decrease) in net assets resulting from operations		$(2,044,602)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	For the period August 5, 2014 (commencement of operations) to March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$64,735	$29,481
Net realized gain (loss)	253,605	76,308
Change in net unrealized appreciation (depreciation)	(2,362,942)	84,505
Net increase (decrease) in net assets resulting from operations	(2,044,602)	190,294
Distributions to shareholders from net investment income	(5,674)	(24,511)
Distributions to shareholders from net realized gain	(74,896)	(16,100)
Total distributions	(80,570)	(40,611)
Share transactions
Proceeds from sales of shares	22,062,042	9,587,801
Reinvestment of distributions	80,508	40,604
Cost of shares redeemed	(3,381,991)	(810,338)
Net increase (decrease) in net assets resulting from share transactions	18,760,559	8,818,067
Total increase (decrease) in net assets	16,635,387	8,967,750
Net Assets
Beginning of period	8,967,750	–
End of period (including undistributed net investment income of $64,031 and undistributed net investment income of $4,970, respectively)	$25,603,137	$8,967,750
Other Information Shares
Sold	2,130,912	933,332
Issued in reinvestment of distributions	7,552	3,965
Redeemed	(329,569)	(78,819)
Net increase (decrease)	1,808,895	858,478

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2060 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.45	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.10
Net realized and unrealized gain (loss)	(.82)	.52
Total from investment operations	(.78)	.62
Distributions from net investment income	(.01)	(.10)
Distributions from net realized gain	(.07)	(.07)
Total distributions	(.07)C	(.17)
Net asset value, end of period	$9.60	$10.45
Total ReturnD,E	(7.52)%	6.22%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	- %I
Expenses net of fee waivers, if any	- %I	- %I
Expenses net of all reductions	- %I	- %I
Net investment income (loss)	.75%I	1.54%I
Supplemental Data
Net assets, end of period (000 omitted)	$25,603	$8,968
Portfolio turnover rateF	16%I	28%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.066 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2015

1. Organization.

Freedom Income Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund, Freedom 2055 Fund and Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Freedom 2010 Fund, Freedom 2020 Fund and Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Freedom Income	$2,173,118,207	$121,007,223	$(40,186,643)	$80,820,580
Freedom 2005	595,074,506	17,271,060	(23,364,756)	(6,093,696)
Freedom 2010	4,338,068,728	221,515,684	(154,315,119)	67,200,565
Freedom 2015	5,209,051,679	375,272,705	(158,432,906)	216,839,799
Freedom 2020	11,187,663,961	853,902,247	(378,651,172)	475,251,075
Freedom 2025	7,991,449,055	671,099,596	(269,745,543)	401,354,053
Freedom 2030	9,383,341,080	855,950,401	(365,286,319)	490,664,082
Freedom 2035	5,389,288,322	550,373,364	(224,278,428)	326,094,936
Freedom 2040	5,822,796,083	606,078,378	(223,049,109)	383,029,269
Freedom 2045	2,518,517,428	322,830,353	(102,691,625)	220,138,728
Freedom 2050	2,010,639,412	263,485,558	(80,229,846)	183,255,712
Freedom 2055	573,272,037	20,541,420	(34,907,363)	(14,365,943)
Freedom 2060	27,929,849	21,605	(2,348,328)	(2,326,723)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	192,688,623	326,223,231
Freedom 2005	54,148,107	73,035,180
Freedom 2010	324,459,366	582,682,095
Freedom 2015	382,892,862	628,597,514
Freedom 2020	816,909,612	1,137,317,159
Freedom 2025	742,779,793	721,393,229
Freedom 2030	708,344,512	801,467,441
Freedom 2035	453,531,866	461,842,071
Freedom 2040	433,537,859	514,683,333
Freedom 2045	275,484,925	258,492,179
Freedom 2050	233,797,207	198,097,931
Freedom 2055	131,217,868	44,756,763
Freedom 2060	20,465,918	1,423,220

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Freedom Income	$5,087
Freedom 2005	1,316
Freedom 2010	10,136
Freedom 2015	12,500
Freedom 2020	26,754
Freedom 2025	18,984
Freedom 2030	22,805
Freedom 2035	13,197
Freedom 2040	14,466
Freedom 2045	6,309
Freedom 2050	5,024
Freedom 2055	1,153
Freedom 2060	30

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Freedom Income	Freedom 2020
Fidelity Series Investment Grade Bond Fund	–%	12%
Fidelity Series Short-Term Credit Fund	10%	–%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	34%
Fidelity Series 1000 Value Index Fund	36%
Fidelity Series All-Sector Equity Fund	36%
Fidelity Series Blue Chip Growth Fund	41%
Fidelity Series Commodity Strategy Fund	30%
Fidelity Series Emerging Markets Debt Fund	37%
Fidelity Series Emerging Markets Fund	37%
Fidelity Series Equity-Income Fund	40%
Fidelity Series Floating Rate High Income Fund	37%
Fidelity Series Growth & Income Fund	40%
Fidelity Series Growth Company Fund	41%
Fidelity Series High Income Fund	37%
Fidelity Series Inflation-Protected Bond Index Fund	38%
Fidelity Series International Growth Fund	36%
Fidelity Series International Small Cap Fund	35%
Fidelity Series International Value Fund	36%
Fidelity Series Intrinsic Opportunities Fund	41%
Fidelity Series Investment Grade Bond Fund	40%
Fidelity Series Opportunistic Insights Fund	40%
Fidelity Series Real Estate Equity Fund	35%
Fidelity Series Real Estate Income Fund	37%
Fidelity Series Short-Term Credit Fund	47%
Fidelity Series Small Cap Discovery Fund	40%
Fidelity Series Small Cap Opportunities Fund	36%
Fidelity Series Stock Selector Large Cap Value Fund	41%

7. Prior Fiscal Year Merger Information.

On July 25, 2014, the Fidelity Freedom Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom 2000 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board") on May 14, 2014. The acquisition was accomplished by an exchange of shares of the Fidelity Freedom Income Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the fund or its shareholders. The Target Fund's net assets of $811,551,284, including securities of $810,744,529 and unrealized appreciation of $60,799,908, were combined with the Fidelity Freedom Income Fund's net assets of $1,890,950,497 for total net assets after the acquisition of $2,702,501,781.

Pro forma results of operations of the combined entity for the entire period ended March 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$45,878,080
Total net realized gain (loss)	39,593,702
Total change in net unrealized appreciation (depreciation)	24,209,434
Net increase (decrease) in net assets resulting from operations	$109,681,216

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fidelity Freedom Income Fund's accompanying Statement of Operations since July 25, 2014.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-B April 1, 2015 to September 30, 2015
Freedom Income	- %
Actual		$1,000.00	$970.50	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Freedom 2005	- %
Actual		$1,000.00	$960.80	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Freedom 2010	- %
Actual		$1,000.00	$953.90	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Freedom 2015	- %
Actual		$1,000.00	$948.50	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Freedom 2020	- %
Actual		$1,000.00	$944.60	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Freedom 2025	- %
Actual		$1,000.00	$939.20	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Freedom 2030	- %
Actual		$1,000.00	$930.10	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Freedom 2035	- %
Actual		$1,000.00	$925.10	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Freedom 2040	- %
Actual		$1,000.00	$925.50	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Freedom 2045	- %
Actual		$1,000.00	$925.60	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Freedom 2050	- %
Actual		$1,000.00	$924.90	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Freedom 2055	- %
Actual		$1,000.00	$924.60	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Freedom 2060	- %
Actual		$1,000.00	$924.80	$-
Hypothetical-C		$1,000.00	$1,025.00	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the management and administration arrangements for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the contract arrangements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of each fund's management and administration arrangements, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of each fund's management and administration arrangements. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of each fund's management and administration arrangements. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the management and administration arrangements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to approve an amended and restated management contract (Advisory Contract) and administration agreement for each fund to reflect the fact that, effective October 1, 2015, FMR Co., Inc. (FMRC), an affiliate of Strategic Advisers, Inc. (Strategic Advisers) and Fidelity Management & Research Company (FMR), would assume the duties and rights of Strategic Advisers under the fund's then current management contract. The Board noted that, with the exception of the date, term, and entity name, the terms of each fund's management contract, including the lack of fees payable thereunder, would not change as a result of the approval of the Advisory Contract. The Board considered that FMRC would render the same services to the funds under the Advisory Contracts that Strategic Advisers rendered to the funds under the then current management contracts. The Board also considered that approval of the Advisory Contracts would not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets; or (ii) the day-to-day management of the funds or the persons primarily responsible for such management. As a result, the Board considered that its prior experience with Strategic Advisers as investment adviser for the funds was relevant to its consideration of the Advisory Contracts.

In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel that provide services to the funds, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the then current management contract (and to be performed under the Advisory Contract) and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance (for each fund except Freedom 2060 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history, and noted that the approval of the Advisory Contract for each fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Freedom 2055 Fund).

Investment Performance (for Freedom 2060 Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions, and noted that the approval of the Advisory Contract for the fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds did not pay Strategic Advisers, and would not pay FMRC, a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The Board also noted that over the past few years, FMR has been developing and refining the competitive methodology for the funds to provide a more meaningful competitive comparison. As a result, this year, instead of including all funds in one competitive mapped group that includes all funds-of-funds, FMR introduced three new Total Mapped Groups that consist of target retirement funds, grouped according to target retirement dates. The Board noted that the investment adviser believes that the new Total Mapped Groups provide more meaningful competitive comparisons for the funds because they include target date funds, regardless of whether the fund is a fund of funds, and reflect, among other things, that active target date funds with a higher percentage of assets invested in equities tend to have higher expenses.

The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Freedom 2005 Fund

Freedom 2010 Fund

Freedom 2015 Fund

Freedom 2020 Fund

Freedom 2025 Fund

Freedom 2030 Fund

Freedom 2035 Fund

Freedom 2040 Fund

Freedom 2045 Fund

Freedom 2050 Fund

Freedom 2055 Fund

Freedom 2060 Fund

Freedom Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio of 0.00% (not including expenses of any underlying fund in which each fund invests) ranked equal to its competitive median for 2014.

In considering each fund's total expense ratio, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the fund and the other funds in the mapped group. The Board noted that, under this alternative competitive analysis, each fund's total expense ratio ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the approval of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

FF-SANN-1115
1.537284.118

Fidelity Freedom® Index Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Semi-Annual Report September 30, 2015

Contents

Fidelity Freedom® Index Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 (plan accounts and Class W) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Index Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	15.7	15.6
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	1.0
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	7.1	7.2
Bond Funds
Spartan U.S. Bond Index Fund Class F	40.2	40.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	6.0	6.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	30.0	30.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.7%
Commodity Funds	1.0%
International Equity Funds	7.1%
Bond Funds	40.2%
Inflation-Protected Bond Funds	6.0%
Short-Term Funds	30.0%

Six months ago
Domestic Equity Funds	15.6%
Commodity Funds	1.0%
International Equity Funds	7.2%
Bond Funds	40.2%
Inflation-Protected Bond Funds	6.0%
Short-Term Funds	30.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index Income Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $28,263,574)	679,780	38,373,580

Commodity Funds - 1.0%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $3,596,871)	456,675	2,520,844

International Equity Funds - 7.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $17,995,502)	1,671,933	17,488,420

Bond Funds - 40.2%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $97,388,737)	8,448,787	98,428,370

Inflation-Protected Bond Funds - 6.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $16,162,027)	1,533,696	14,800,168

Short-Term Funds - 30.0%
Fidelity Institutional Money Market Portfolio Class F 0.17%(a)(c)
(Cost $73,501,980)	73,501,980	73,501,980
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $236,908,691)		245,113,362
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15,211)
NET ASSETS - 100%		$245,098,151

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$73,277,092	$7,650,273	$7,425,384	$56,601	$73,501,980
Fidelity Series Commodity Strategy Fund Class F	2,515,650	499,231	210,518	--	2,520,844
Fidelity Series Global ex U.S. Index Fund	17,502,936	3,823,371	1,740,150	--	17,488,420
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,651,050	1,454,929	1,136,932	15,188	14,800,168
Spartan Total Market Index Fund Class F	38,029,067	6,015,247	2,691,929	106,996	38,373,580
Spartan U.S. Bond Index Fund Class F	98,299,117	11,355,899	9,586,975	1,237,579	98,428,370
Total	$244,274,912	$30,798,950	$22,791,888	$1,416,364	$245,113,362

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $236,908,691) — See accompanying schedule		$245,113,362
Cash		2
Receivable for investments sold		4,634,011
Receivable for fund shares sold		239,738
Receivable from affiliate for expense reductions		15,621
Total assets		250,002,734
Liabilities
Payable for investments purchased	$593,792
Payable for fund shares redeemed	4,279,906
Transfer agent fees payable	30,885
Total liabilities		4,904,583
Net Assets		$245,098,151
Net Assets consist of:
Paid in capital		$237,814,807
Undistributed net investment income		258,682
Accumulated undistributed net realized gain (loss) on investments		(1,180,009)
Net unrealized appreciation (depreciation) on investments		8,204,671
Net Assets		$245,098,151
Freedom Index Income:
Net Asset Value, offering price and redemption price per share ($229,455,273 ÷ 20,488,819 shares)		$11.20
Class W:
Net Asset Value, offering price and redemption price per share ($15,642,878 ÷ 1,397,199 shares)		$11.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,416,364
Expenses
Transfer agent fees	$185,870
Independent trustees' compensation	516
Total expenses before reductions	186,386
Expense reductions	(93,911)	92,475
Net investment income (loss)		1,323,889
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(250,054)
Total net realized gain (loss)		(250,054)
Change in net unrealized appreciation (depreciation) on investment securities		(6,918,561)
Net gain (loss)		(7,168,615)
Net increase (decrease) in net assets resulting from operations		$(5,844,726)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,323,889	$3,196,121
Net realized gain (loss)	(250,054)	442,025
Change in net unrealized appreciation (depreciation)	(6,918,561)	3,973,356
Net increase (decrease) in net assets resulting from operations	(5,844,726)	7,611,502
Distributions to shareholders from net investment income	(1,187,852)	(3,110,656)
Distributions to shareholders from net realized gain	–	(1,121,248)
Total distributions	(1,187,852)	(4,231,904)
Share transactions - net increase (decrease)	7,870,379	75,955,207
Total increase (decrease) in net assets	837,801	79,334,805
Net Assets
Beginning of period	244,260,350	164,925,545
End of period (including undistributed net investment income of $258,682 and undistributed net investment income of $122,645, respectively)	$245,098,151	$244,260,350

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index Income Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$11.32	$11.13	$10.89	$10.74	$10.29
Income from Investment Operations
Net investment income (loss)A	.06	.17	.13	.12	.13	.13
Net realized and unrealized gain (loss)	(.32)	.26	.20	.29	.24	.47
Total from investment operations	(.26)	.43	.33	.41	.37	.60
Distributions from net investment income	(.06)	(.16)	(.12)	(.11)	(.13)	(.12)
Distributions from net realized gain	–	(.07)	(.02)	(.05)	(.09)	(.03)
Total distributions	(.06)	(.23)	(.14)	(.17)B	(.22)	(.15)
Net asset value, end of period	$11.20	$11.52	$11.32	$11.13	$10.89	$10.74
Total ReturnC,D	(2.31)%	3.83%	2.98%	3.75%	3.52%	5.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.15%	.15%	.15%	.15%	.08%
Expenses net of fee waivers, if any	.07%G	.08%	.08%	.10%	.09%	.06%
Expenses net of all reductions	.07%G	.08%	.08%	.10%	.09%	.06%
Net investment income (loss)	1.07%G	1.49%	1.20%	1.06%	1.24%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$229,455	$244,260	$164,926	$132,753	$67,405	$38,540
Portfolio turnover rateF	18%G	20%H	43%	19%	31%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.053 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index Income Fund Class W

Period ended (Unaudited)
September 30,	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.48
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.28)
Total from investment operations	(.25)
Distributions from net investment income	(.03)
Net asset value, end of period	$11.20
Total ReturnC,D	(2.17)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G,H
Expenses net of fee waivers, if any	.01%G
Expenses net of all reductions	.01%G
Net investment income (loss)	.98%G
Supplemental Data
Net assets, end of period (000 omitted)	$15,643
Portfolio turnover rateF	18%G

 A For the period June 24, 2015 (commencement of sale of shares) to September, 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	25.1	25.6
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	1.0
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	11.2	11.5
Bond Funds
Spartan U.S. Bond Index Fund Class F	36.6	36.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	4.7	4.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	21.4	20.8
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.1%
Commodity Funds	1.0%
International Equity Funds	11.2%
Bond Funds	36.6%
Inflation-Protected Bond Funds	4.7%
Short-Term Funds	21.4%

Six months ago
Domestic Equity Funds	25.6%
Commodity Funds	1.0%
International Equity Funds	11.5%
Bond Funds	36.5%
Inflation-Protected Bond Funds	4.6%
Short-Term Funds	20.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2005 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.1%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $13,623,385)	333,329	18,816,436

Commodity Funds - 1.0%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $1,090,050)	139,532	770,216

International Equity Funds - 11.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $8,760,302)	801,775	8,386,571

Bond Funds - 36.6%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $27,117,427)	2,356,228	27,450,054

Inflation-Protected Bond Funds - 4.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $3,849,270)	368,307	3,554,167

Short-Term Funds - 21.4%
Fidelity Institutional Money Market Portfolio Class F 0.17%(a)(c)
(Cost $16,042,594)	16,042,594	16,042,594
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $70,483,028)		75,020,038
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,656)
NET ASSETS - 100%		$75,015,382

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$15,526,643	$2,623,476	$2,107,526	$12,225	$16,042,594
Fidelity Series Commodity Strategy Fund Class F	765,679	175,965	83,583	--	770,216
Fidelity Series Global ex U.S. Index Fund	8,552,711	1,904,277	1,061,090	--	8,386,571
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,438,202	566,715	411,430	3,615	3,554,167
Spartan Total Market Index Fund Class F	19,080,970	3,529,528	2,328,680	53,600	18,816,436
Spartan U.S. Bond Index Fund Class F	27,156,184	4,546,078	3,805,888	344,998	27,450,054
Total	$74,520,389	$13,346,039	$9,798,197	$414,438	$75,020,038

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $70,483,028) — See accompanying schedule		$75,020,038
Cash		2
Receivable for investments sold		1,954,452
Receivable for fund shares sold		269,527
Receivable from affiliate for expense reductions		4,805
Total assets		77,248,824
Liabilities
Payable for investments purchased	$74,462
Payable for fund shares redeemed	2,149,473
Transfer agent fees payable	9,507
Total liabilities		2,233,442
Net Assets		$75,015,382
Net Assets consist of:
Paid in capital		$70,487,124
Undistributed net investment income		378,573
Accumulated undistributed net realized gain (loss) on investments		(387,325)
Net unrealized appreciation (depreciation) on investments		4,537,010
Net Assets		$75,015,382
Freedom Index 2005:
Net Asset Value, offering price and redemption price per share ($71,398,762 ÷ 5,829,186 shares)		$12.25
Class W:
Net Asset Value, offering price and redemption price per share ($3,616,620 ÷ 295,216 shares)		$12.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$414,438
Expenses
Transfer agent fees	$57,051
Independent trustees' compensation	157
Total expenses before reductions	57,208
Expense reductions	(28,835)	28,373
Net investment income (loss)		386,065
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(41,291)
Total net realized gain (loss)		(41,291)
Change in net unrealized appreciation (depreciation) on investment securities		(3,006,903)
Net gain (loss)		(3,048,194)
Net increase (decrease) in net assets resulting from operations		$(2,662,129)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$386,065	$1,141,527
Net realized gain (loss)	(41,291)	249,054
Change in net unrealized appreciation (depreciation)	(3,006,903)	1,857,244
Net increase (decrease) in net assets resulting from operations	(2,662,129)	3,247,825
Distributions to shareholders from net investment income	(156,284)	(1,807,862)
Distributions to shareholders from net realized gain	–	(305,811)
Total distributions	(156,284)	(2,113,673)
Share transactions - net increase (decrease)	3,317,839	6,980,928
Total increase (decrease) in net assets	499,426	8,115,080
Net Assets
Beginning of period	74,515,956	66,400,876
End of period (including undistributed net investment income of $378,573 and undistributed net investment income of $148,792, respectively)	$75,015,382	$74,515,956

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2005 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.71	$12.50	$11.91	$11.50	$11.44	$10.59
Income from Investment Operations
Net investment income (loss)A	.06	.21	.16	.14	.16	.16
Net realized and unrealized gain (loss)	(.49)	.39	.46	.45	.18	.86
Total from investment operations	(.43)	.60	.62	.59	.34	1.02
Distributions from net investment income	(.03)	(.33)	(.01)	(.14)	(.14)	(.12)
Distributions from net realized gain	–	(.06)	(.02)	(.04)	(.14)	(.05)
Total distributions	(.03)	(.39)	(.03)	(.18)	(.28)	(.17)
Net asset value, end of period	$12.25	$12.71	$12.50	$11.91	$11.50	$11.44
Total ReturnB,C	(3.42)%	4.87%	5.25%	5.17%	3.11%	9.72%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%F	.15%	.15%	.15%	.15%	.09%
Expenses net of fee waivers, if any	.07%F	.08%	.08%	.09%	.09%	.06%
Expenses net of all reductions	.07%F	.08%	.08%	.09%	.09%	.06%
Net investment income (loss)	1.01%F	1.65%	1.29%	1.22%	1.45%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$71,399	$74,516	$66,401	$62,983	$43,986	$23,459
Portfolio turnover rateE	26%F	22%	49%	23%	37%	53%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2005 Fund Class W

Period ended (Unaudited)
September 30,	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$12.73
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.51)
Total from investment operations	(.48)
Net asset value, end of period	$12.25
Total ReturnC,D	(3.77)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G,H
Expenses net of fee waivers, if any	.01%G
Expenses net of all reductions	.01%G
Net investment income (loss)	.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,617
Portfolio turnover rateF	26%G

 A For the period June 24, 2015 (commencement of sale of shares) to September, 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	31.2	31.7
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.1	1.1
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	13.9	14.2
Bond Funds
Spartan U.S. Bond Index Fund Class F	33.8	33.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	4.0	3.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	16.0	15.5
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.2%
Commodity Funds	1.1%
International Equity Funds	13.9%
Bond Funds	33.8%
Inflation-Protected Bond Funds	4.0%
Short-Term Funds	16.0%

Six months ago
Domestic Equity Funds	31.7%
Commodity Funds	1.1%
International Equity Funds	14.2%
Bond Funds	33.7%
Inflation-Protected Bond Funds	3.8%
Short-Term Funds	15.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2010 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.2%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $93,219,033)	2,464,969	139,147,519

Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $6,968,244)	897,390	4,953,592

International Equity Funds - 13.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $62,315,473)	5,897,476	61,687,599

Bond Funds - 33.8%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $148,837,330)	12,935,957	150,703,897

Inflation-Protected Bond Funds - 4.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $18,934,871)	1,832,098	17,679,747

Short-Term Funds - 16.0%
Fidelity Institutional Money Market Portfolio Class F 0.17%(a)(c)
(Cost $71,206,985)	71,206,985	71,206,985
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $401,481,936)		445,379,339
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,567)
NET ASSETS - 100%		$445,351,772

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$74,362,251	$6,742,559	$9,897,826	$56,647	$71,206,985
Fidelity Series Commodity Strategy Fund Class F	5,282,858	762,491	521,572	--	4,953,592
Fidelity Series Global ex U.S. Index Fund	68,142,870	8,935,426	7,847,246	--	61,687,599
Fidelity Series Inflation-Protected Bond Index Fund Class F	18,293,669	1,462,426	1,871,252	18,626	17,679,747
Spartan Total Market Index Fund Class F	152,665,953	14,205,586	16,718,530	427,082	139,147,519
Spartan U.S. Bond Index Fund Class F	162,143,677	14,352,927	23,078,838	1,990,553	150,703,897
Total	$480,891,278	$46,461,415	$59,935,264	$2,492,908	$445,379,339

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $401,481,936) — See accompanying schedule		$445,379,339
Cash		2
Receivable for investments sold		11,948,880
Receivable for fund shares sold		79,549
Receivable from affiliate for expense reductions		28,497
Total assets		457,436,267
Liabilities
Payable for investments purchased	$391,269
Payable for fund shares redeemed	11,636,907
Transfer agent fees payable	56,319
Total liabilities		12,084,495
Net Assets		$445,351,772
Net Assets consist of:
Paid in capital		$402,793,322
Undistributed net investment income		2,250,552
Accumulated undistributed net realized gain (loss) on investments		(3,589,505)
Net unrealized appreciation (depreciation) on investments		43,897,403
Net Assets		$445,351,772
Freedom Index 2010:
Net Asset Value, offering price and redemption price per share ($407,381,753 ÷ 31,866,203 shares)		$12.78
Class W:
Net Asset Value, offering price and redemption price per share ($37,970,019 ÷ 2,969,062 shares)		$12.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,492,908
Expenses
Transfer agent fees	$355,619
Independent trustees' compensation	998
Total expenses before reductions	356,617
Expense reductions	(177,870)	178,747
Net investment income (loss)		2,314,161
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(537,315)
Total net realized gain (loss)		(537,315)
Change in net unrealized appreciation (depreciation) on investment securities		(21,500,778)
Net gain (loss)		(22,038,093)
Net increase (decrease) in net assets resulting from operations		$(19,723,932)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,314,161	$7,722,641
Net realized gain (loss)	(537,315)	2,245,461
Change in net unrealized appreciation (depreciation)	(21,500,778)	13,763,042
Net increase (decrease) in net assets resulting from operations	(19,723,932)	23,731,144
Distributions to shareholders from net investment income	(994,780)	(12,415,603)
Distributions to shareholders from net realized gain	–	(1,861,538)
Total distributions	(994,780)	(14,277,141)
Share transactions - net increase (decrease)	(14,790,510)	40,640,329
Total increase (decrease) in net assets	(35,509,222)	50,094,332
Net Assets
Beginning of period	480,860,994	430,766,662
End of period (including undistributed net investment income of $2,250,552 and undistributed net investment income of $931,171, respectively)	$445,351,772	$480,860,994

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2010 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.36	$13.08	$12.27	$11.71	$11.65	$10.65
Income from Investment Operations
Net investment income (loss)A	.06	.23	.18	.18	.20	.19
Net realized and unrealized gain (loss)	(.61)	.46	.68	.61	.21	.98
Total from investment operations	(.55)	.69	.86	.79	.41	1.17
Distributions from net investment income	(.03)	(.35)	(.02)	(.17)	(.18)	(.13)
Distributions from net realized gain	–	(.05)	(.04)	(.06)	(.17)	(.04)
Total distributions	(.03)	(.41)B	(.05)C	(.23)	(.35)	(.17)
Net asset value, end of period	$12.78	$13.36	$13.08	$12.27	$11.71	$11.65
Total ReturnD,E	(4.14)%	5.36%	7.05%	6.80%	3.64%	11.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%	.08%
Expenses net of fee waivers, if any	.08%H	.08%	.09%	.10%	.09%	.05%
Expenses net of all reductions	.08%H	.08%	.09%	.10%	.09%	.05%
Net investment income (loss)	.97%H	1.72%	1.45%	1.54%	1.71%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$407,382	$480,861	$430,767	$364,853	$238,158	$144,278
Portfolio turnover rateG	20%H	23%	39%	21%	33%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.41 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.055 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.035 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2010 Fund Class W

Period ended (Unaudited)
September 30,	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$13.43
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.66)
Total from investment operations	(.64)
Net asset value, end of period	$12.79
Total ReturnC,D	(4.77)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G,H
Expenses net of fee waivers, if any	.01%G
Expenses net of all reductions	.01%G
Net investment income (loss)	.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$37,970
Portfolio turnover rateF	20%G

 A For the period June 24, 2015 (commencement of sale of shares) to September 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	37.1	37.3
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.1	1.1
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	16.4	16.6
Bond Funds
Spartan U.S. Bond Index Fund Class F	31.3	31.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.1	3.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	11.0	10.7
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	37.1%
Commodity Funds	1.1%
International Equity Funds	16.4%
Bond Funds	31.3%
Inflation-Protected Bond Funds	3.1%
Short-Term Funds	11.0%

Six months ago
Domestic Equity Funds	37.3%
Commodity Funds	1.1%
International Equity Funds	16.6%
Bond Funds	31.3%
Inflation-Protected Bond Funds	3.0%
Short-Term Funds	10.7%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2015 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.1%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $230,702,331)	5,756,762	324,969,229

Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $13,796,364)	1,813,642	10,011,305

International Equity Funds - 16.4%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $148,364,977)	13,708,026	143,385,957

Bond Funds - 31.3%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $272,180,541)	23,511,741	273,911,782

Inflation-Protected Bond Funds - 3.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $29,844,753)	2,860,890	27,607,588

Short-Term Funds - 11.0%
Fidelity Institutional Money Market Portfolio Class F 0.17% (a)(c)
(Cost $96,509,828)	96,509,828	96,509,828
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $791,398,794)		876,395,689
NET OTHER ASSETS (LIABILITIES) - 0.0%		(54,100)
NET ASSETS - 100%		$876,341,589

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$97,245,743	$9,711,455	$10,447,370	$75,581	$96,509,828
Fidelity Series Commodity Strategy Fund Class F	10,192,857	1,670,566	714,303	--	10,011,305
Fidelity Series Global ex U.S. Index Fund	151,133,912	22,385,370	12,668,150	--	143,385,957
Fidelity Series Inflation-Protected Bond Index Fund Class F	27,256,240	2,785,888	2,118,225	28,413	27,607,588
Spartan Total Market Index Fund Class F	340,209,373	36,470,261	26,126,881	955,331	324,969,229
Spartan U.S. Bond Index Fund Class F	284,811,941	29,023,579	35,102,849	3,550,764	273,911,782
Total	$910,850,066	$102,047,119	$87,177,778	$4,610,089	$876,395,689

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $791,398,794) — See accompanying schedule		$876,395,689
Cash		2
Receivable for investments sold		23,197,233
Receivable for fund shares sold		366,636
Receivable from affiliate for expense reductions		55,955
Total assets		900,015,515
Liabilities
Payable for investments purchased	$400,439
Payable for fund shares redeemed	23,162,803
Transfer agent fees payable	110,684
Total liabilities		23,673,926
Net Assets		$876,341,589
Net Assets consist of:
Paid in capital		$796,821,997
Undistributed net investment income		4,179,180
Accumulated undistributed net realized gain (loss) on investments		(9,656,483)
Net unrealized appreciation (depreciation) on investments		84,996,895
Net Assets		$876,341,589
Freedom Index 2015:
Net Asset Value, offering price and redemption price per share ($782,781,515 ÷ 60,499,869 shares)		$12.94
Class W:
Net Asset Value, offering price and redemption price per share ($93,560,074 ÷ 7,232,238 shares)		$12.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,610,089
Expenses
Transfer agent fees	$686,951
Independent trustees' compensation	1,916
Total expenses before reductions	688,867
Expense reductions	(343,036)	345,831
Net investment income (loss)		4,264,258
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(722,676)
Total net realized gain (loss)		(722,676)
Change in net unrealized appreciation (depreciation) on investment securities		(48,601,045)
Net gain (loss)		(49,323,721)
Net increase (decrease) in net assets resulting from operations		$(45,059,463)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,264,258	$16,161,989
Net realized gain (loss)	(722,676)	2,983,584
Change in net unrealized appreciation (depreciation)	(48,601,045)	30,401,705
Net increase (decrease) in net assets resulting from operations	(45,059,463)	49,547,278
Distributions to shareholders from net investment income	(1,668,799)	(26,437,104)
Distributions to shareholders from net realized gain	–	(3,310,019)
Total distributions	(1,668,799)	(29,747,123)
Share transactions - net increase (decrease)	12,268,933	62,279,171
Total increase (decrease) in net assets	(34,459,329)	82,079,326
Net Assets
Beginning of period	910,800,918	828,721,592
End of period (including undistributed net investment income of $4,179,180 and undistributed net investment income of $1,583,721, respectively)	$876,341,589	$910,800,918

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2015 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$13.31	$12.39	$11.80	$11.71	$10.67
Income from Investment Operations
Net investment income (loss)A	.06	.25	.20	.19	.20	.20
Net realized and unrealized gain (loss)	(.71)	.52	.75	.63	.22	1.00
Total from investment operations	(.65)	.77	.95	.82	.42	1.20
Distributions from net investment income	(.03)	(.41)	(.02)	(.18)	(.17)	(.12)
Distributions from net realized gain	–	(.05)	(.02)	(.05)	(.15)	(.04)
Total distributions	(.03)	(.46)	(.03)B	(.23)	(.33)C	(.16)
Net asset value, end of period	$12.94	$13.62	$13.31	$12.39	$11.80	$11.71
Total ReturnD,E	(4.82)%	5.87%	7.71%	7.02%	3.70%	11.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%	.09%
Expenses net of fee waivers, if any	.08%H	.08%	.09%	.10%	.09%	.06%
Expenses net of all reductions	.08%H	.08%	.09%	.10%	.09%	.06%
Net investment income (loss)	.93%H	1.86%	1.56%	1.58%	1.76%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$782,782	$910,801	$828,722	$672,276	$412,376	$220,552
Portfolio turnover rateG	19%H	19%	29%	14%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.03 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.017 per share.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.151 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the activity of the underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2015 Fund Class W

Period ended (Unaudited)
September 30,	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$13.72
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.80)
Total from investment operations	(.78)
Net asset value, end of period	$12.94
Total ReturnC,D	(5.69)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G,H
Expenses net of fee waivers, if any	.01%G
Expenses net of all reductions	.01%G
Net investment income (loss)	.79%G
Supplemental Data
Net assets, end of period (000 omitted)	$93,560
Portfolio turnover rateF	19%G

 A For the period June 24, 2015 (commencement of sale of shares) to September 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the activity of the underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	41.1	41.3
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.2	1.2
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	18.1	18.4
Bond Funds
Spartan U.S. Bond Index Fund Class F	29.7	29.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.3	2.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	7.6	7.2
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.1%
Commodity Funds	1.2%
International Equity Funds	18.1%
Bond Funds	29.7%
Inflation-Protected Bond Funds	2.3%
Short-Term Funds	7.6%

Six months ago
Domestic Equity Funds	41.3%
Commodity Funds	1.2%
International Equity Funds	18.4%
Bond Funds	29.7%
Inflation-Protected Bond Funds	2.2%
Short-Term Funds	7.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2020 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.1%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $783,116,843)	17,835,924	1,006,837,930

Commodity Funds - 1.2%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $41,061,976)	5,460,163	30,140,097

International Equity Funds - 18.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $469,519,847)	42,435,199	443,872,179

Bond Funds - 29.7%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $725,638,273)	62,534,441	728,526,241

Inflation-Protected Bond Funds - 2.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $60,343,594)	5,836,514	56,322,359

Short-Term Funds - 7.6%
Fidelity Institutional Money Market Portfolio Class F 0.17%(a)(c)
(Cost $186,579,185)	186,579,185	186,579,185
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,266,259,718)		2,452,277,991
NET OTHER ASSETS (LIABILITIES) - 0.0%		(149,973)
NET ASSETS - 100%		$2,452,128,018

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$178,071,493	$23,270,714	$14,763,022	$142,438	$186,579,185
Fidelity Series Commodity Strategy Fund Class F	29,397,689	5,393,739	1,248,966	--	30,140,097
Fidelity Series Global ex U.S. Index Fund	451,093,557	71,896,840	24,657,212	--	443,872,179
Fidelity Series Inflation-Protected Bond Index Fund Class F	53,522,953	6,626,348	3,182,201	57,272	56,322,359
Spartan Total Market Index Fund Class F	1,016,028,091	122,016,441	51,412,438	2,845,922	1,006,837,930
Spartan U.S. Bond Index Fund Class F	730,103,959	87,060,153	76,271,971	9,309,294	728,526,241
Total	$2,458,217,742	$316,264,235	$171,535,810	$12,354,926	$2,452,277,991

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $2,266,259,718) — See accompanying schedule		$2,452,277,991
Cash		1
Receivable for investments sold		65,633,160
Receivable for fund shares sold		1,056,826
Receivable from affiliate for expense reductions		155,835
Total assets		2,519,123,813
Liabilities
Payable for investments purchased	$449,431
Payable for fund shares redeemed	66,238,682
Transfer agent fees payable	307,682
Total liabilities		66,995,795
Net Assets		$2,452,128,018
Net Assets consist of:
Paid in capital		$2,281,829,865
Undistributed net investment income		11,184,841
Accumulated undistributed net realized gain (loss) on investments		(26,904,961)
Net unrealized appreciation (depreciation) on investments		186,018,273
Net Assets		$2,452,128,018
Freedom Index 2020:
Net Asset Value, offering price and redemption price per share ($2,158,034,061 ÷ 161,841,442 shares)		$13.33
Class W:
Net Asset Value, offering price and redemption price per share ($294,093,957 ÷ 22,056,184 shares)		$13.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$12,354,926
Expenses
Transfer agent fees	$1,889,326
Independent trustees' compensation	5,232
Total expenses before reductions	1,894,558
Expense reductions	(931,602)	962,956
Net investment income (loss)		11,391,970
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(2,981,223)
Total net realized gain (loss)		(2,981,223)
Change in net unrealized appreciation (depreciation) on investment securities		(147,686,954)
Net gain (loss)		(150,668,177)
Net increase (decrease) in net assets resulting from operations		$(139,276,207)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,391,970	$41,451,427
Net realized gain (loss)	(2,981,223)	5,151,711
Change in net unrealized appreciation (depreciation)	(147,686,954)	85,647,273
Net increase (decrease) in net assets resulting from operations	(139,276,207)	132,250,411
Distributions to shareholders from net investment income	(4,030,257)	(65,898,256)
Distributions to shareholders from net realized gain	–	(6,253,111)
Total distributions	(4,030,257)	(72,151,367)
Share transactions - net increase (decrease)	137,373,890	387,192,384
Total increase (decrease) in net assets	(5,932,574)	447,291,428
Net Assets
Beginning of period	2,458,060,592	2,010,769,164
End of period (including undistributed net investment income of $11,184,841 and undistributed net investment income of $3,823,128, respectively)	$2,452,128,018	$2,458,060,592

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2020 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.10	$13.72	$12.67	$12.03	$12.00	$10.81
Income from Investment Operations
Net investment income (loss)A	.06	.26	.22	.20	.22	.21
Net realized and unrealized gain (loss)	(.81)	.57	.86	.68	.16	1.15
Total from investment operations	(.75)	.83	1.08	.88	.38	1.36
Distributions from net investment income	(.02)	(.41)	(.02)	(.19)	(.19)	(.14)
Distributions from net realized gain	–	(.04)	(.01)	(.05)	(.16)	(.04)
Total distributions	(.02)	(.45)	(.03)	(.24)	(.35)	(.17)B
Net asset value, end of period	$13.33	$14.10	$13.72	$12.67	$12.03	$12.00
Total ReturnC,D	(5.31)%	6.18%	8.55%	7.38%	3.36%	12.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.15%	.15%	.15%	.15%	.08%
Expenses net of fee waivers, if any	.08%G	.08%	.09%	.10%	.09%	.05%
Expenses net of all reductions	.08%G	.08%	.09%	.10%	.09%	.05%
Net investment income (loss)	.90%G	1.90%	1.66%	1.68%	1.85%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$2,158,034	$2,458,061	$2,010,769	$1,430,835	$812,369	$424,846
Portfolio turnover rateF	14%G	16%	25%	11%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.037 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2020 Fund Class W

Period ended (Unaudited)
September 30,	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$14.24
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.93)
Total from investment operations	(.91)
Net asset value, end of period	$13.33
Total ReturnC,D	(6.39)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G,H
Expenses net of fee waivers, if any	.01%G
Expenses net of all reductions	.01%G
Net investment income (loss)	.72%G
Supplemental Data
Net assets, end of period (000 omitted)	$294,094
Portfolio turnover rateF	14%G

 A For the period June 24, 2015 (commencement of sale of shares) to September 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	46.3	47.2
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.2
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	20.4	20.9
Bond Funds
Spartan U.S. Bond Index Fund Class F	27.4	27.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.5	1.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	3.1	2.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.3%
Commodity Funds	1.3%
International Equity Funds	20.4%
Bond Funds	27.4%
Inflation-Protected Bond Funds	1.5%
Short-Term Funds	3.1%

Six months ago
Domestic Equity Funds	47.2%
Commodity Funds	1.2%
International Equity Funds	20.9%
Bond Funds	27.0%
Inflation-Protected Bond Funds	1.4%
Short-Term Funds	2.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2025 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.3%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $611,550,407)	14,049,954	793,119,901

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $29,971,742)	4,035,199	22,274,298

International Equity Funds - 20.4%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $368,627,218)	33,372,151	349,072,696

Bond Funds - 27.4%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $468,123,130)	40,279,556	469,256,825

Inflation-Protected Bond Funds - 1.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $27,532,713)	2,670,834	25,773,552

Short-Term Funds - 3.1%
Fidelity Institutional Money Market Portfolio Class F 0.17%(a)(c)
(Cost $52,825,140)	52,825,140	52,825,140
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,558,630,350)		1,712,322,412
NET OTHER ASSETS (LIABILITIES) - 0.0%		(111,607)
NET ASSETS - 100%		$1,712,210,805

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$39,095,330	$16,176,217	$2,446,407	$36,163	$52,825,140
Fidelity Series Commodity Strategy Fund Class F	21,595,836	4,728,318	1,481,445	--	22,274,298
Fidelity Series Global ex U.S. Index Fund	360,217,432	63,969,778	31,015,893	--	349,072,696
Fidelity Series Inflation-Protected Bond Index Fund Class F	23,467,212	4,081,308	1,481,390	25,766	25,773,552
Spartan Total Market Index Fund Class F	813,848,831	114,263,964	70,276,492	2,281,962	793,119,901
Spartan U.S. Bond Index Fund Class F	465,829,814	72,847,526	61,487,408	6,049,136	469,256,825
Total	$1,724,054,455	$276,067,111	$168,189,035	$8,393,027	$1,712,322,412

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,558,630,350) — See accompanying schedule		$1,712,322,412
Cash		2
Receivable for investments sold		91,736,582
Receivable for fund shares sold		1,999,776
Receivable from affiliate for expense reductions		107,868
Total assets		1,806,166,640
Liabilities
Payable for fund shares redeemed	$93,736,352
Transfer agent fees payable	219,483
Total liabilities		93,955,835
Net Assets		$1,712,210,805
Net Assets consist of:
Paid in capital		$1,577,030,668
Undistributed net investment income		7,554,006
Accumulated undistributed net realized gain (loss) on investments		(26,065,931)
Net unrealized appreciation (depreciation) on investments		153,692,062
Net Assets		$1,712,210,805
Freedom Index 2025:
Net Asset Value, offering price and redemption price per share ($1,533,544,495 ÷ 110,257,837 shares)		$13.91
Class W:
Net Asset Value, offering price and redemption price per share ($178,666,310 ÷ 12,841,638 shares)		$13.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$8,393,027
Expenses
Transfer agent fees	$1,342,754
Independent trustees' compensation	3,702
Total expenses before reductions	1,346,456
Expense reductions	(642,362)	704,094
Net investment income (loss)		7,688,933
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(6,493,917)
Total net realized gain (loss)		(6,493,917)
Change in net unrealized appreciation (depreciation) on investment securities		(113,116,202)
Net gain (loss)		(119,610,119)
Net increase (decrease) in net assets resulting from operations		$(111,921,186)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,688,933	$30,545,855
Net realized gain (loss)	(6,493,917)	1,141,657
Change in net unrealized appreciation (depreciation)	(113,116,202)	66,937,634
Net increase (decrease) in net assets resulting from operations	(111,921,186)	98,625,146
Distributions to shareholders from net investment income	(1,533,797)	(48,800,341)
Distributions to shareholders from net realized gain	–	(3,849,041)
Total distributions	(1,533,797)	(52,649,382)
Share transactions - net increase (decrease)	101,723,202	329,975,281
Total increase (decrease) in net assets	(11,731,781)	375,951,045
Net Assets
Beginning of period	1,723,942,586	1,347,991,541
End of period (including undistributed net investment income of $7,554,006 and undistributed net investment income of $1,398,870, respectively)	$1,712,210,805	$1,723,942,586

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2025 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.80	$14.36	$12.99	$12.21	$12.22	$10.88
Income from Investment Operations
Net investment income (loss)A	.06	.30	.24	.22	.23	.22
Net realized and unrealized gain (loss)	(.94)	.65	1.15	.80	.11	1.30
Total from investment operations	(.88)	.95	1.39	1.02	.34	1.52
Distributions from net investment income	(.01)	(.48)B	(.01)	(.21)	(.19)	(.15)
Distributions from net realized gain	–	(.03)B	(.01)	(.04)	(.16)	(.03)
Total distributions	(.01)	(.51)	(.02)	(.24)C	(.35)	(.18)
Net asset value, end of period	$13.91	$14.80	$14.36	$12.99	$12.21	$12.22
Total ReturnD,E	(5.93)%	6.73%	10.75%	8.50%	3.03%	14.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%	.09%
Expenses net of fee waivers, if any	.08%H	.08%	.09%	.10%	.09%	.05%
Expenses net of all reductions	.08%H	.08%	.09%	.10%	.09%	.05%
Net investment income (loss)	.86%H	2.03%	1.78%	1.82%	1.97%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$1,533,544	$1,723,943	$1,347,992	$969,395	$537,405	$249,606
Portfolio turnover rateG	19%H	15%	21%	10%	18%	18%

 A Calculated based on average shares outstanding during the period.

 B The amount shown reflects certain reclassifications related to book to tax differences.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.038 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2025 Fund Class W

Period ended (Unaudited)
September 30,	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$15.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(1.11)
Total from investment operations	(1.09)
Net asset value, end of period	$13.91
Total ReturnC,D	(7.27)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G,H
Expenses net of fee waivers, if any	.01%G
Expenses net of all reductions	.01%G
Net investment income (loss)	.68%G
Supplemental Data
Net assets, end of period (000 omitted)	$178,666
Portfolio turnover rateF	19%G

 A For the period June 24, 2015 (commencement of sale of shares) to September, 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	56.0	56.7
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	24.6	25.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	17.4	16.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.7	0.5
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.0%
Commodity Funds	1.3%
International Equity Funds	24.6%
Bond Funds	17.4%
Inflation-Protected Bond Funds	0.7%

Six months ago
Domestic Equity Funds	56.7%
Commodity Funds	1.3%
International Equity Funds	25.0%
Bond Funds	16.5%
Inflation-Protected Bond Funds	0.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2030 Fund

Investments September 30, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 56.0%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $989,969,342)	21,800,160	1,230,619,020

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $39,620,564)	5,326,602	29,402,846

International Equity Funds - 24.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $577,502,552)	51,579,775	539,524,451

Bond Funds - 17.4%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $380,480,401)	32,834,676	382,523,978

Inflation-Protected Bond Funds - 0.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $15,194,845)	1,487,714	14,356,437
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,002,767,704)		2,196,426,732
NET OTHER ASSETS (LIABILITIES) - 0.0%		(147,566)
NET ASSETS - 100%		$2,196,279,166

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$28,596,473	$5,737,330	$1,496,970	$--	$29,402,846
Fidelity Series Global ex U.S. Index Fund	556,432,245	87,130,979	35,590,866	--	539,524,451
Fidelity Series Inflation-Protected Bond Index Fund Class F	12,233,723	2,856,664	570,383	13,928	14,356,437
Spartan Total Market Index Fund Class F	1,261,031,633	144,549,315	74,643,323	3,533,067	1,230,619,020
Spartan U.S. Bond Index Fund Class F	366,520,937	64,871,666	42,562,569	4,840,805	382,523,978
Total	$2,224,815,011	$305,145,954	$154,864,111	$8,387,800	$2,196,426,732

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $2,002,767,704) — See accompanying schedule		$2,196,426,732
Cash		1
Receivable for investments sold		75,779,566
Receivable for fund shares sold		1,829,683
Receivable from affiliate for expense reductions		132,513
Total assets		2,274,168,495
Liabilities
Payable for fund shares redeemed	$77,608,476
Transfer agent fees payable	280,853
Total liabilities		77,889,329
Net Assets		$2,196,279,166
Net Assets consist of:
Paid in capital		$2,029,997,933
Undistributed net investment income		7,235,193
Accumulated undistributed net realized gain (loss) on investments		(34,612,988)
Net unrealized appreciation (depreciation) on investments		193,659,028
Net Assets		$2,196,279,166
Freedom Index 2030:
Net Asset Value, offering price and redemption price per share ($1,990,433,336 ÷ 141,476,319 shares)		$14.07
Class W:
Net Asset Value, offering price and redemption price per share ($205,845,830 ÷ 14,627,610 shares)		$14.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$8,387,800
Expenses
Transfer agent fees	$1,732,792
Independent trustees' compensation	4,786
Total expenses before reductions	1,737,578
Expense reductions	(817,279)	920,299
Net investment income (loss)		7,467,501
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(6,302,559)
Total net realized gain (loss)		(6,302,559)
Change in net unrealized appreciation (depreciation) on investment securities		(172,367,565)
Net gain (loss)		(178,670,124)
Net increase (decrease) in net assets resulting from operations		$(171,202,623)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,467,501	$38,144,739
Net realized gain (loss)	(6,302,559)	972,414
Change in net unrealized appreciation (depreciation)	(172,367,565)	92,592,543
Net increase (decrease) in net assets resulting from operations	(171,202,623)	131,709,696
Distributions to shareholders from net investment income	(1,787,834)	(63,028,753)
Distributions to shareholders from net realized gain	–	(1,972,532)
Total distributions	(1,787,834)	(65,001,285)
Share transactions - net increase (decrease)	144,593,650	453,751,646
Total increase (decrease) in net assets	(28,396,807)	520,460,057
Net Assets
Beginning of period	2,224,675,973	1,704,215,916
End of period (including undistributed net investment income of $7,235,193 and undistributed net investment income of $1,555,526, respectively)	$2,196,279,166	$2,224,675,973

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2030 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.15	$14.62	$13.10	$12.28	$12.34	$10.96
Income from Investment Operations
Net investment income (loss)A	.05	.30	.25	.24	.24	.22
Net realized and unrealized gain (loss)	(1.12)	.73	1.29	.83	.07	1.34
Total from investment operations	(1.07)	1.03	1.54	1.07	.31	1.56
Distributions from net investment income	(.01)	(.48)	(.01)	(.21)	(.20)	(.15)
Distributions from net realized gain	–	(.02)	(.01)	(.03)	(.16)	(.03)
Total distributions	(.01)	(.50)	(.02)	(.25)B	(.37)C	(.18)
Net asset value, end of period	$14.07	$15.15	$14.62	$13.10	$12.28	$12.34
Total ReturnD,E	(7.06)%	7.16%	11.80%	8.80%	2.70%	14.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%	.08%
Expenses net of fee waivers, if any	.08%H	.08%	.08%	.10%	.09%	.05%
Expenses net of all reductions	.08%H	.08%	.08%	.10%	.09%	.05%
Net investment income (loss)	.65%H	1.99%	1.84%	1.90%	1.99%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$1,990,433	$2,224,676	$1,704,216	$1,203,044	$653,920	$317,352
Portfolio turnover rate F	14%H	12%	32%	10%	18%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.034 per share.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.163 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2030 Fund Class W

Period ended(Unaudited)
September 30,	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$15.44
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(1.38)
Total from investment operations	(1.37)
Net asset value, end of period	$14.07
Total ReturnC,D	(8.87)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G,H
Expenses net of fee waivers, if any	.02%G
Expenses net of all reductions	.02%G
Net investment income (loss)	.41%G
Supplemental Data
Net assets, end of period (000 omitted)	$205,846
Portfolio turnover rate E	14%G

 A For the period June 24, 2015 (commencement of sale of shares) to September 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.6	61.5
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.4	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	27.1
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.0	10.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.5%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2035 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $626,071,404)	13,821,298	780,212,254

Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $23,440,631)	3,151,013	17,393,594

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $365,779,252)	32,640,374	341,418,309

Bond Funds - 10.0%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $126,151,279)	10,910,219	127,104,056
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,141,442,566)		1,266,128,213
NET OTHER ASSETS (LIABILITIES) - 0.0%		(84,519)
NET ASSETS - 100%		$1,266,043,694

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$16,346,430	$4,109,517	$1,039,238	$--	$17,393,594
Fidelity Series Global ex U.S. Index Fund	347,263,824	62,820,807	24,955,631	--	341,418,309
Spartan Total Market Index Fund Class F	788,799,598	102,601,055	47,014,735	2,209,564	780,212,254
Spartan U.S. Bond Index Fund Class F	129,758,913	18,630,145	19,083,508	1,673,364	127,104,056
Total	$1,282,168,765	$188,161,524	$92,093,112	$3,882,928	$1,266,128,213

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,141,442,566) — See accompanying schedule		$1,266,128,213
Cash		1
Receivable for investments sold		53,133,898
Receivable for fund shares sold		1,564,435
Receivable from affiliate for expense reductions		78,451
Total assets		1,320,904,998
Liabilities
Payable for fund shares redeemed	$54,698,042
Transfer agent fees payable	163,262
Total liabilities		54,861,304
Net Assets		$1,266,043,694
Net Assets consist of:
Paid in capital		$1,160,921,260
Undistributed net investment income		3,261,966
Accumulated undistributed net realized gain (loss) on investments		(22,825,179)
Net unrealized appreciation (depreciation) on investments		124,685,647
Net Assets		$1,266,043,694
Freedom Index 2035:
Net Asset Value, offering price and redemption price per share ($1,138,912,728 ÷ 78,765,258 shares)		$14.46
Class W:
Net Asset Value, offering price and redemption price per share ($127,130,966 ÷ 8,788,049 shares)		$14.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,882,928
Expenses
Transfer agent fees	$1,004,286
Independent trustees' compensation	2,772
Total expenses before reductions	1,007,058
Expense reductions	(486,486)	520,572
Net investment income (loss)		3,362,356
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(5,469,660)
Total net realized gain (loss)		(5,469,660)
Change in net unrealized appreciation (depreciation) on investment securities		(106,639,304)
Net gain (loss)		(112,108,964)
Net increase (decrease) in net assets resulting from operations		$(108,746,608)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,362,356	$22,886,943
Net realized gain (loss)	(5,469,660)	(290,157)
Change in net unrealized appreciation (depreciation)	(106,639,304)	56,597,069
Net increase (decrease) in net assets resulting from operations	(108,746,608)	79,193,855
Distributions to shareholders from net investment income	(497,076)	(37,537,173)
Distributions to shareholders from net realized gain	–	(505,497)
Total distributions	(497,076)	(38,042,670)
Share transactions - net increase (decrease)	93,196,805	239,977,345
Total increase (decrease) in net assets	(16,046,879)	281,128,530
Net Assets
Beginning of period	1,282,090,573	1,000,962,043
End of period (including undistributed net investment income of $3,261,966 and undistributed net investment income of $396,686, respectively)	$1,266,043,694	$1,282,090,573

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2035 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.67	$15.11	$13.32	$12.40	$12.54	$11.02
Income from Investment Operations
Net investment income (loss)A	.04	.31	.25	.24	.23	.21
Net realized and unrealized gain (loss)	(1.24)	.77	1.55	.91	(.01)	1.48
Total from investment operations	(1.20)	1.08	1.80	1.15	.22	1.69
Distributions from net investment income	(.01)	(.51)	(.01)	(.22)	(.19)	(.15)
Distributions from net realized gain	–	(.01)	–B	(.02)	(.17)	(.03)
Total distributions	(.01)	(.52)	(.01)	(.23)C	(.36)	(.17)D
Net asset value, end of period	$14.46	$15.67	$15.11	$13.32	$12.40	$12.54
Total ReturnE,F	(7.69)%	7.25%	13.56%	9.44%	2.00%	15.46%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%I	.15%	.15%	.15%	.15%	.09%
Expenses net of fee waivers, if any	.08%I	.08%	.08%	.09%	.08%	.05%
Expenses net of all reductions	.08%I	.08%	.08%	.09%	.08%	.05%
Net investment income (loss)	.50%I	2.02%	1.79%	1.91%	1.93%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,138,913	$1,282,091	$1,000,962	$689,033	$357,382	$150,099
Portfolio turnover rateG	14%I	13%	25%	8%	15%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.019 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.028 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2035 Fund Class W

September 30,	Period ended(Unaudited)2015 A
Selected Per–Share Data
Net asset value, beginning of period	$16.03
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(1.57)
Total from investment operations	(1.56)
Net asset value, end of period	$14.47
Total ReturnC,D	(9.73)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G,H
Expenses net of fee waivers, if any	.01%G
Expenses net of all reductions	.01%G
Net investment income (loss)	.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$127,131
Portfolio turnover rate E	14%G

 A For the period June 24, 2015 (commencement of sale of shares) to September 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.6	61.5
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.4	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	27.1
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.0	10.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.5%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2040 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $752,735,988)	16,550,363	934,268,006

Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $28,103,112)	3,786,877	20,903,560

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $437,084,910)	39,086,552	408,845,337

Bond Funds - 10.0%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $151,493,938)	13,058,208	152,128,127
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,369,417,948)		1,516,145,030
NET OTHER ASSETS (LIABILITIES) - 0.0%		(98,629)
NET ASSETS - 100%		$1,516,046,401

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$19,267,411	$4,761,402	$733,171	$--	$20,903,560
Fidelity Series Global ex U.S. Index Fund	409,346,045	71,814,827	20,770,311	--	408,845,337
Spartan Total Market Index Fund Class F	929,818,472	120,365,086	40,336,352	2,609,099	934,268,006
Spartan U.S. Bond Index Fund Class F	152,958,903	21,785,979	20,006,368	1,976,099	152,128,127
Total	$1,511,390,831	$218,727,294	$81,846,202	$4,585,198	$1,516,145,030

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,369,417,948) — See accompanying schedule		$1,516,145,030
Cash		3
Receivable for investments sold		34,801,180
Receivable for fund shares sold		1,808,446
Receivable from affiliate for expense reductions		93,535
Total assets		1,552,848,194
Liabilities
Payable for fund shares redeemed	$36,609,360
Transfer agent fees payable	192,433
Total liabilities		36,801,793
Net Assets		$1,516,046,401
Net Assets consist of:
Paid in capital		$1,387,636,637
Undistributed net investment income		3,856,542
Accumulated undistributed net realized gain (loss) on investments		(22,173,860)
Net unrealized appreciation (depreciation) on investments		146,727,082
Net Assets		$1,516,046,401
Freedom Index 2040:
Net Asset Value, offering price and redemption price per share ($1,374,601,429 ÷ 94,498,336 shares)		$14.55
Class W:
Net Asset Value, offering price and redemption price per share ($141,444,972 ÷ 9,723,212 shares)		$14.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,585,198
Expenses
Transfer agent fees	$1,185,913
Independent trustees' compensation	3,272
Total expenses before reductions	1,189,185
Expense reductions	(577,628)	611,557
Net investment income (loss)		3,973,641
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(3,201,553)
Total net realized gain (loss)		(3,201,553)
Change in net unrealized appreciation (depreciation) on investment securities		(128,925,340)
Net gain (loss)		(132,126,893)
Net increase (decrease) in net assets resulting from operations		$(128,153,252)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,973,641	$26,212,873
Net realized gain (loss)	(3,201,553)	(177,334)
Change in net unrealized appreciation (depreciation)	(128,925,340)	66,273,268
Net increase (decrease) in net assets resulting from operations	(128,153,252)	92,308,807
Distributions to shareholders from net investment income	(585,448)	(43,440,271)
Distributions to shareholders from net realized gain	–	(238,257)
Total distributions	(585,448)	(43,678,528)
Share transactions - net increase (decrease)	133,486,616	283,418,939
Total increase (decrease) in net assets	4,747,916	332,049,218
Net Assets
Beginning of period	1,511,298,485	1,179,249,267
End of period (including undistributed net investment income of $3,856,542 and undistributed net investment income of $468,349, respectively)	$1,516,046,401	$1,511,298,485

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2040 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.76	$15.18	$13.36	$12.42	$12.58	$11.04
Income from Investment Operations
Net investment income (loss)A	.04	.31	.25	.24	.23	.21
Net realized and unrealized gain (loss)	(1.24)	.78	1.58	.93	(.02)	1.50
Total from investment operations	(1.20)	1.09	1.83	1.17	.21	1.71
Distributions from net investment income	(.01)	(.50)	(.01)	(.21)	(.20)	(.15)
Distributions from net realized gain	–	–B	–B	(.02)	(.17)	(.03)
Total distributions	(.01)	(.51)C	(.01)	(.23)	(.37)	(.17)D
Net asset value, end of period	$14.55	$15.76	$15.18	$13.36	$12.42	$12.58
Total ReturnE,F	(7.64)%	7.27%	13.72%	9.59%	1.92%	15.59%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%I	.15%	.15%	.15%	.15%	.08%
Expenses net of fee waivers, if any	.08%I	.08%	.08%	.09%	.08%	.05%
Expenses net of all reductions	.08%I	.08%	.08%	.09%	.08%	.05%
Net investment income (loss)	.50%I	1.99%	1.78%	1.93%	1.91%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,374,601	$1,511,298	$1,179,249	$810,449	$409,300	$174,164
Portfolio turnover rate G	10%I	12%	26%	8%	16%	13%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.502 and distributions from net realized gain of $.003 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.027 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2040 Fund Class W

September 30,	Period ended(Unaudited)2015 A
Selected Per–Share Data
Net asset value, beginning of period	$16.12
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(1.58)
Total from investment operations	(1.57)
Net asset value, end of period	$14.55
Total ReturnC,D	(9.74)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G,H
Expenses net of fee waivers, if any	.01%G
Expenses net of all reductions	.01%G
Net investment income (loss)	.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$141,445
Portfolio turnover rate E	10%G

 A For the period June 24, 2015 (commencement of sale of shares) to September 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.6	61.5
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.4	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	27.1
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.0	10.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.5%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2045 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $397,391,739)	8,535,688	481,839,610

Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $14,456,820)	1,952,449	10,777,517

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $227,426,680)	20,158,486	210,857,765

Bond Funds - 10.0%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $78,388,095)	6,734,512	78,457,069
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $717,663,334)		781,931,961
NET OTHER ASSETS (LIABILITIES) - 0.0%		(49,584)
NET ASSETS - 100%		$781,882,377

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$9,566,183	$2,744,540	$308,026	$--	$10,777,517
Fidelity Series Global ex U.S. Index Fund	203,232,169	42,924,029	8,794,480	--	210,857,765
Spartan Total Market Index Fund Class F	461,637,208	75,976,165	16,942,182	1,297,472	481,839,610
Spartan U.S. Bond Index Fund Class F	75,940,199	13,628,070	9,811,188	999,507	78,457,069
Total	$750,375,759	$135,272,804	$35,855,876	$2,296,979	$781,931,961

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $717,663,334) — See accompanying schedule		$781,931,961
Cash		1
Receivable for investments sold		15,685,436
Receivable for fund shares sold		1,150,551
Receivable from affiliate for expense reductions		48,953
Total assets		798,816,902
Liabilities
Payable for fund shares redeemed	$16,835,805
Transfer agent fees payable	98,720
Total liabilities		16,934,525
Net Assets		$781,882,377
Net Assets consist of:
Paid in capital		$726,412,787
Undistributed net investment income		1,936,626
Accumulated undistributed net realized gain (loss) on investments		(10,735,663)
Net unrealized appreciation (depreciation) on investments		64,268,627
Net Assets		$781,882,377
Freedom Index 2045:
Net Asset Value, offering price and redemption price per share ($700,919,911 ÷ 47,789,149 shares)		$14.67
Class W:
Net Asset Value, offering price and redemption price per share ($80,962,466 ÷ 5,517,613 shares)		$14.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,296,979
Expenses
Transfer agent fees	$600,000
Independent trustees' compensation	1,647
Total expenses before reductions	601,647
Expense reductions	(296,523)	305,124
Net investment income (loss)		1,991,855
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,671,300)
Total net realized gain (loss)		(1,671,300)
Change in net unrealized appreciation (depreciation) on investment securities		(66,189,429)
Net gain (loss)		(67,860,729)
Net increase (decrease) in net assets resulting from operations		$(65,868,874)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,991,855	$13,407,745
Net realized gain (loss)	(1,671,300)	(241,008)
Change in net unrealized appreciation (depreciation)	(66,189,429)	32,435,775
Net increase (decrease) in net assets resulting from operations	(65,868,874)	45,602,512
Distributions to shareholders from net investment income	(290,665)	(21,509,196)
Distributions to shareholders from net realized gain	–	(249,524)
Total distributions	(290,665)	(21,758,720)
Share transactions - net increase (decrease)	97,711,800	148,882,929
Total increase (decrease) in net assets	31,552,261	172,726,721
Net Assets
Beginning of period	750,330,116	577,603,395
End of period (including undistributed net investment income of $1,936,626 and undistributed net investment income of $235,436, respectively)	$781,882,377	$750,330,116

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2045 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.89	$15.32	$13.44	$12.47	$12.63	$11.05
Income from Investment Operations
Net investment income (loss)A	.04	.32	.25	.25	.23	.21
Net realized and unrealized gain (loss)	(1.25)	.77	1.64	.95	(.04)	1.54
Total from investment operations	(1.21)	1.09	1.89	1.20	.19	1.75
Distributions from net investment income	(.01)	(.51)	(.01)	(.21)	(.19)	(.14)
Distributions from net realized gain	–	(.01)	–B	(.02)	(.16)	(.03)
Total distributions	(.01)	(.52)	(.01)	(.23)	(.35)	(.17)
Net asset value, end of period	$14.67	$15.89	$15.32	$13.44	$12.47	$12.63
Total ReturnC,D	(7.64)%	7.22%	14.07%	9.76%	1.74%	15.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.15%	.15%	.15%	.15%	.09%
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.09%	.09%	.05%
Expenses net of all reductions	.08%G	.08%	.08%	.09%	.09%	.05%
Net investment income (loss)	.50%G	2.04%	1.75%	1.95%	1.94%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$700,920	$750,330	$577,603	$380,466	$178,881	$53,547
Portfolio turnover rate E	9%G	12%	22%	7%	15%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2045 Fund Class W

Period ended(Unaudited)2015 A
September 30,
Selected Per–Share Data
Net asset value, beginning of period	$16.26
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(1.60)
Total from investment operations	(1.59)
Net asset value, end of period	$14.67
Total ReturnC,D	(9.78)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G,H
Expenses net of fee waivers, if any	.01%G
Expenses net of all reductions	.01%G
Net investment income (loss)	.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$80,962
Portfolio turnover rate E	9%G

 A For the period June 24, 2015 (commencement of sale of shares) to September 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.6	61.5
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.4	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	27.1
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.0	10.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.5%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2050 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $401,238,990)	8,371,260	472,557,639

Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $14,091,379)	1,914,807	10,569,732

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $224,140,433)	19,770,341	206,797,766

Bond Funds - 10.0%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $77,095,626)	6,604,574	76,943,284
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $716,566,428)		766,868,421
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47,376)
NET ASSETS - 100%		$766,821,045

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$9,303,161	$2,683,589	$232,247	$--	$10,569,732
Fidelity Series Global ex U.S. Index Fund	197,627,987	42,577,172	7,703,321	--	206,797,766
Spartan Total Market Index Fund Class F	448,906,657	74,207,462	12,873,144	1,262,718	472,557,639
Spartan U.S. Bond Index Fund Class F	73,845,102	13,288,169	8,925,145	970,271	76,943,284
Total	$729,682,907	$132,756,392	$29,733,857	$2,232,989	$766,868,421

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $716,566,428) — See accompanying schedule		$766,868,421
Cash		3
Receivable for investments sold		9,472,481
Receivable for fund shares sold		1,049,130
Receivable from affiliate for expense reductions		48,724
Total assets		777,438,759
Liabilities
Payable for investments purchased	$562,530
Payable for fund shares redeemed	9,958,916
Transfer agent fees payable	96,268
Total liabilities		10,617,714
Net Assets		$766,821,045
Net Assets consist of:
Paid in capital		$723,420,725
Undistributed net investment income		1,858,381
Accumulated undistributed net realized gain (loss) on investments		(8,760,054)
Net unrealized appreciation (depreciation) on investments		50,301,993
Net Assets		$766,821,045
Freedom Index 2050:
Net Asset Value, offering price and redemption price per share ($695,361,836 ÷ 47,071,110 shares)		$14.77
Class W:
Net Asset Value, offering price and redemption price per share ($71,459,209 ÷ 4,837,055 shares)		$14.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,232,989
Expenses
Transfer agent fees	$582,614
Independent trustees' compensation	1,596
Total expenses before reductions	584,210
Expense reductions	(290,141)	294,069
Net investment income (loss)		1,938,920
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(905,977)
Total net realized gain (loss)		(905,977)
Change in net unrealized appreciation (depreciation) on investment securities		(64,931,047)
Net gain (loss)		(65,837,024)
Net increase (decrease) in net assets resulting from operations		$(63,898,104)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,938,920	$12,307,633
Net realized gain (loss)	(905,977)	(332,198)
Change in net unrealized appreciation (depreciation)	(64,931,047)	30,228,527
Net increase (decrease) in net assets resulting from operations	(63,898,104)	42,203,962
Distributions to shareholders from net investment income	(326,442)	(19,534,628)
Distributions to shareholders from net realized gain	–	(229,721)
Total distributions	(326,442)	(19,764,349)
Share transactions - net increase (decrease)	101,406,956	185,527,327
Total increase (decrease) in net assets	37,182,410	207,966,940
Net Assets
Beginning of period	729,638,635	521,671,695
End of period (including undistributed net investment income of $1,858,381 and undistributed net investment income of $245,903, respectively)	$766,821,045	$729,638,635

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2050 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.01	$15.42	$13.51	$12.53	$12.73	$11.10
Income from Investment Operations
Net investment income (loss)A	.04	.32	.26	.25	.23	.20
Net realized and unrealized gain (loss)	(1.27)	.78	1.66	.95	(.09)	1.59
Total from investment operations	(1.23)	1.10	1.92	1.20	.14	1.79
Distributions from net investment income	(.01)	(.50)	(.01)	(.21)	(.18)	(.14)
Distributions from net realized gain	–	(.01)	–B	(.01)	(.16)	(.02)
Total distributions	(.01)	(.51)	(.01)	(.22)C	(.34)	(.16)
Net asset value, end of period	$14.77	$16.01	$15.42	$13.51	$12.53	$12.73
Total ReturnD,E	(7.71)%	7.25%	14.21%	9.75%	1.39%	16.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%	.08%
Expenses net of fee waivers, if any	.08%H	.08%	.08%	.09%	.08%	.05%
Expenses net of all reductions	.08%H	.08%	.08%	.09%	.08%	.05%
Net investment income (loss)	.50%H	2.02%	1.79%	2.02%	1.89%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$695,362	$729,639	$521,672	$326,221	$140,655	$36,758
Portfolio turnover rate F	8%H	10%	24%	8%	15%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2050 Fund Class W

Period ended(Unaudited)2015 A
September 30,
Selected Per–Share Data
Net asset value, beginning of period	$16.37
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(1.61)
Total from investment operations	(1.60)
Net asset value, end of period	$14.77
Total ReturnC,D	(9.77)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G,H
Expenses net of fee waivers, if any	.01%G
Expenses net of all reductions	.01%G
Net investment income (loss)	.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$71,459
Portfolio turnover rate E	8%G

 A For the period June 24, 2015 (commencement of sale of shares) to September 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.6	61.5
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.4	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	27.1
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.0	10.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.5%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2055 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $126,188,472)	2,338,221	131,992,555

Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $3,793,001)	534,612	2,951,057

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $64,793,539)	5,522,286	57,763,109

Bond Funds - 10.0%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $21,479,258)	1,845,189	21,496,451
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $216,254,270)		214,203,172
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,236)
NET ASSETS - 100%		$214,189,936

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$2,335,329	$1,007,608	$63,187	$--	$2,951,057
Fidelity Series Global ex U.S. Index Fund	49,598,498	17,227,918	1,853,326	--	57,763,109
Spartan Total Market Index Fund Class F	112,662,412	32,568,163	2,721,984	319,120	131,992,555
Spartan U.S. Bond Index Fund Class F	18,532,010	5,710,525	2,424,037	259,408	21,496,451
Total	$183,128,249	$56,514,214	$7,062,534	$578,528	$214,203,172

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $216,254,270) — See accompanying schedule		$214,203,172
Receivable for investments sold		2,918,227
Receivable for fund shares sold		330,513
Receivable from affiliate for expense reductions		13,569
Total assets		217,465,481
Liabilities
Payable for investments purchased	$49,300
Payable for fund shares redeemed	3,199,388
Transfer agent fees payable	26,857
Total liabilities		3,275,545
Net Assets		$214,189,936
Net Assets consist of:
Paid in capital		$216,943,779
Undistributed net investment income		477,096
Accumulated undistributed net realized gain (loss) on investments		(1,179,841)
Net unrealized appreciation (depreciation) on investments		(2,051,098)
Net Assets		$214,189,936
Freedom Index 2055:
Net Asset Value, offering price and redemption price per share ($197,621,709 ÷ 16,849,951 shares)		$11.73
Class W:
Net Asset Value, offering price and redemption price per share ($16,568,227 ÷ 1,412,285 shares)		$11.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$578,528
Expenses
Transfer agent fees	$155,740
Independent trustees' compensation	418
Total expenses before reductions	156,158
Expense reductions	(76,345)	79,813
Net investment income (loss)		498,715
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(319,166)
Total net realized gain (loss)		(319,166)
Change in net unrealized appreciation (depreciation) on investment securities		(18,057,593)
Net gain (loss)		(18,376,759)
Net increase (decrease) in net assets resulting from operations		$(17,878,044)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$498,715	$2,768,271
Net realized gain (loss)	(319,166)	(71,234)
Change in net unrealized appreciation (depreciation)	(18,057,593)	6,181,419
Net increase (decrease) in net assets resulting from operations	(17,878,044)	8,878,456
Distributions to shareholders from net investment income	(76,225)	(2,770,049)
Share transactions - net increase (decrease)	49,026,975	88,924,621
Total increase (decrease) in net assets	31,072,706	95,033,028
Net Assets
Beginning of period	183,117,230	88,084,202
End of period (including undistributed net investment income of $477,096 and undistributed net investment income of $54,606, respectively)	$214,189,936	$183,117,230

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2055 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$12.71	$12.07	$10.67	$9.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.26	.21	.21	.14
Net realized and unrealized gain (loss)	(1.00)	.62	1.36	.77	(.01)
Total from investment operations	(.97)	.88	1.57	.98	.13
Distributions from net investment income	(.01)	(.24)	(.17)	(.16)	(.13)
Distributions from net realized gain	–	–	–C	(.01)	(.14)
Total distributions	(.01)	(.24)	(.17)	(.17)	(.27)
Net asset value, end of period	$11.73	$12.71	$12.07	$10.67	$9.86
Total ReturnD,E	(7.68)%	7.27%	14.76%	10.05%	1.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%H
Expenses net of fee waivers, if any	.08%H	.08%	.08%	.09%	.07%H
Expenses net of all reductions	.08%H	.08%	.08%	.09%	.07%H
Net investment income (loss)	.48%H	2.10%	1.82%	2.06%	1.82%H
Supplemental Data
Net assets, end of period (000 omitted)	$197,622	$183,117	$88,084	$30,205	$7,931
Portfolio turnover rateG	7%H	8%	21%	19%	14%H

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the activity of the underlying investments.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2055 Fund Class W

Period ended (Unaudited)
September 30,	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$13.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(1.28)
Total from investment operations	(1.27)
Net asset value, end of period	$11.73
Total ReturnC,D	(9.77)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G,H
Expenses net of fee waivers, if any	.01%G
Expenses net of all reductions	.01%G
Net investment income (loss)	.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$16,568
Portfolio turnover rateF	7%G

 A For the period June 24, 2015 (commencement of sale of shares) to September 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the activity of the underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.6	61.5
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.4	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	27.1
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.0	10.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.5%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2060 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $7,089,438)	117,545	6,635,423

Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $162,889)	26,644	147,073

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $3,234,632)	277,682	2,904,554

Bond Funds - 10.0%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $1,085,862)	92,798	1,081,101
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $11,572,821)		10,768,151
NET OTHER ASSETS (LIABILITIES) - 0.0%		(630)
NET ASSETS - 100%		$10,767,521

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$47,185	$121,825	$7,082	$--	$147,073
Fidelity Series Global ex U.S. Index Fund	991,357	2,371,180	104,736	--	2,904,554
Spartan Total Market Index Fund Class F	2,251,929	5,224,700	328,025	7,625	6,635,423
Spartan U.S. Bond Index Fund Class F	369,806	861,311	141,851	9,581	1,081,101
Total	$3,660,277	$8,579,016	$581,694	$17,206	$10,768,151

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $11,572,821) — See accompanying schedule		$10,768,151
Receivable for investments sold		139,621
Receivable for fund shares sold		19,694
Receivable from affiliate for expense reductions		674
Total assets		10,928,140
Liabilities
Payable for investments purchased	$1,926
Payable for fund shares redeemed	157,391
Transfer agent fees payable	1,302
Total liabilities		160,619
Net Assets		$10,767,521
Net Assets consist of:
Paid in capital		$11,594,844
Undistributed net investment income		13,541
Accumulated undistributed net realized gain (loss) on investments		(36,194)
Net unrealized appreciation (depreciation) on investments		(804,670)
Net Assets		$10,767,521
Freedom Index 2060:
Net Asset Value, offering price and redemption price per share ($10,200,732 ÷ 1,070,419 shares)		$9.53
Class W:
Net Asset Value, offering price and redemption price per share ($566,789 ÷ 59,478 shares)		$9.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$17,206
Expenses
Transfer agent fees	$5,715
Independent trustees' compensation	13
Total expenses before reductions	5,728
Expense reductions	(2,765)	2,963
Net investment income (loss)		14,243
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(27,906)
Total net realized gain (loss)		(27,906)
Change in net unrealized appreciation (depreciation) on investment securities		(861,548)
Net gain (loss)		(889,454)
Net increase (decrease) in net assets resulting from operations		$(875,211)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	For the period August 5, 2014 (commencement of operations) to March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,243	$9,339
Net realized gain (loss)	(27,906)	(8,196)
Change in net unrealized appreciation (depreciation)	(861,548)	56,878
Net increase (decrease) in net assets resulting from operations	(875,211)	58,021
Distributions to shareholders from net investment income	(1,631)	(8,394)
Distributions to shareholders from net realized gain	–	(108)
Total distributions	(1,631)	(8,502)
Share transactions - net increase (decrease)	7,984,181	3,610,663
Total increase (decrease) in net assets	7,107,339	3,660,182
Net Assets
Beginning of period	3,660,182	–
End of period (including undistributed net investment income of $13,541 and undistributed net investment income of $929, respectively)	$10,767,521	$3,660,182

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2060 Fund

	Six months ended (Unaudited)	Year ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.09
Net realized and unrealized gain (loss)	(.82)	.40
Total from investment operations	(.80)	.49
Distributions from net investment income	–C	(.16)
Distributions from net realized gain	–	–C
Total distributions	–C	(.16)
Net asset value, end of period	$9.53	$10.33
Total ReturnD,E	(7.72)%	4.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%H
Expenses net of fee waivers, if any	.08%H	.09%H
Expenses net of all reductions	.08%H	.09%H
Net investment income (loss)	.37%H	1.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$10,201	$3,660
Portfolio turnover rateG	15%H	33%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative on longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the activity of the underlying investments.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2060 Fund Class W

Period ended (Unaudited)
September 30,	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.56
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(1.04)
Total from investment operations	(1.03)
Net asset value, end of period	$9.53
Total ReturnC,D	(9.75)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G
Expenses net of fee waivers, if any	.01%G
Expenses net of all reductions	.01%G
Net investment income (loss)	.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$567
Portfolio turnover rateF	15%G

 A For the period June 24, 2015 (commencement of sale of shares) to September 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the activity of the underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2015

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund commenced sale of Class W shares on June 24, 2015. Each Fund offers Freedom Index and Class W shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Freedom Index Income Fund	$237,607,590	$11,888,562	$(4,382,790)	$7,505,772
Fidelity Freedom Index 2005 Fund	70,728,157	5,767,562	(1,475,681)	4,291,881
Fidelity Freedom Index 2010 Fund	403,207,898	49,428,742	(7,257,301)	42,171,441
Fidelity Freedom Index 2015 Fund	793,741,552	99,797,071	(17,142,934)	82,654,137
Fidelity Freedom Index 2020 Fund	2,272,228,771	243,465,165	(63,415,945)	180,049,220
Fidelity Freedom Index 2025 Fund	1,562,828,648	193,053,410	(43,559,646)	149,493,764
Fidelity Freedom Index 2030 Fund	2,007,636,396	260,805,878	(72,015,542)	188,790,336
Fidelity Freedom Index 2035 Fund	1,144,733,698	164,647,032	(43,252,517)	121,394,515
Fidelity Freedom Index 2040 Fund	1,373,171,367	197,477,447	(54,503,784)	142,973,663
Fidelity Freedom Index 2045 Fund	719,788,261	92,374,833	(30,231,133)	62,143,700
Fidelity Freedom Index 2050 Fund	718,781,982	80,380,649	(32,294,210)	48,086,439
Fidelity Freedom Index 2055 Fund	216,641,069	9,693,874	(12,131,771)	(2,437,897)
Fidelity Freedom Index 2060 Fund	11,588,026	5,626	(825,501)	(819,875)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Freedom Index Income Fund	$–	$(23,174)	$(23,174)
Fidelity Freedom Index 2005 Fund	–	(73,316)	(73,316)
Fidelity Freedom Index 2010 Fund	–	(1,433,255)	(1,433,255)
Fidelity Freedom Index 2015 Fund	(335,614)	(5,840,639)	(6,176,253)
Fidelity Freedom Index 2020 Fund	(685,896)	(16,629,202)	(17,315,098)
Fidelity Freedom Index 2025 Fund	(1,482,489)	(13,145,483)	(14,627,972)
Fidelity Freedom Index 2030 Fund	(4,058,117)	(18,572,280)	(22,630,397)
Fidelity Freedom Index 2035 Fund	(2,460,544)	(11,496,396)	(13,956,940)
Fidelity Freedom Index 2040 Fund	(2,818,435)	(12,229,039)	(15,047,474)
Fidelity Freedom Index 2045 Fund	(1,800,183)	(5,223,636)	(7,023,819)
Fidelity Freedom Index 2050 Fund	(1,771,760)	(3,972,936)	(5,744,696)
Fidelity Freedom Index 2055 Fund	(258,224)	(293,352)	(551,576)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	30,798,950	22,791,888
Fidelity Freedom Index 2005 Fund	13,346,039	9,798,197
Fidelity Freedom Index 2010 Fund	46,461,415	59,935,264
Fidelity Freedom Index 2015 Fund	102,047,119	87,177,778
Fidelity Freedom Index 2020 Fund	316,264,235	171,535,810
Fidelity Freedom Index 2025 Fund	276,067,111	168,189,035
Fidelity Freedom Index 2030 Fund	305,145,954	154,864,111
Fidelity Freedom Index 2035 Fund	188,161,524	92,093,112
Fidelity Freedom Index 2040 Fund	218,727,294	81,846,202
Fidelity Freedom Index 2045 Fund	135,272,804	35,855,876
Fidelity Freedom Index 2050 Fund	132,756,392	29,733,857
Fidelity Freedom Index 2055 Fund	56,514,214	7,062,534
Fidelity Freedom Index 2060 Fund	8,579,016	581,694

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives an asset-based fee of .15% and .05% of average net assets for each Freedom Index class and Class W, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

Amount
Fidelity Freedom Index Fund
Freedom Index Income	$185,707
Class W	163
$185,870
Fidelity Freedom Index 2005 Fund
Freedom Index 2005	$57,011
Class W	40
$57,051
Fidelity Freedom Index 2010 Fund
Freedom Index 2010	$355,269
Class W	350
$355,619
Fidelity Freedom Index 2015 Fund
Freedom Index 2015	$686,265
Class W	686
$686,951
Fidelity Freedom Index 2020 Fund
Freedom Index 2020	$1,886,752
Class W	2,574
$1,889,326
Fidelity Freedom Index 2025 Fund
Freedom Index 2025	$1,341,441
Class W	1,313
$1,342,754
Fidelity Freedom Index 2030 Fund
Freedom Index 2030	$1,731,153
Class W	1,639
$1,732,792
Fidelity Freedom Index 2035 Fund
Freedom Index 2035	$1,003,398
Class W	888
$1,004,286
Fidelity Freedom Index 2040 Fund
Freedom Index 2040	$1,184,854
Class W	1,059
$1,185,913
Fidelity Freedom Index 2045 Fund
Freedom Index 2045	$599,569
Class W	431
$600,000
Fidelity Freedom Index 2050 Fund
Freedom Index 2050	$582,244
Class W	370
$582,614
Fidelity Freedom Index 2055 Fund
Freedom Index 2055	$155,658
Class W	82
$155,740
Fidelity Freedom Index 2060 Fund
Freedom Index 2060	$5,699
Class W	16
$5,715

5. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2018. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from affiliate
Fidelity Freedom Index Income Fund
Freedom Index Income	.16%	$93,792
Class W	.10%	119
Fidelity Freedom Index 2005 Fund
Freedom Index 2005	.16%	$28,807
Class W	.10%	28
Fidelity Freedom Index 2010 Fund
Freedom Index 2010	.16%	$177,617
Class W	.10%	253
Fidelity Freedom Index 2015 Fund
Freedom Index 2015	.16%	$342,540
Class W	.10%	496
Fidelity Freedom Index 2020 Fund
Freedom Index 2020	.16%	$929,739
Class W	.10%	1,863
Fidelity Freedom Index 2025 Fund
Freedom Index 2025	.16%	$641,480
Class W	.10%	882
Fidelity Freedom Index 2030 Fund
Freedom Index 2030	.16%	$816,258
Class W	.10%	1,021
Fidelity Freedom Index 2035 Fund
Freedom Index 2035	.16%	$485,909
Class W	.10%	577
Fidelity Freedom Index 2040 Fund
Freedom Index 2040	.16%	$576,924
Class W	.10%	704
Fidelity Freedom Index 2045 Fund
Freedom Index 2045	.16%	$296,223
Class W	.10%	300
Fidelity Freedom Index 2050 Fund
Freedom Index 2050	.16%	$289,872
Class W	.10%	269
Fidelity Freedom Index 2055 Fund
Freedom Index 2055	.16%	$76,285
Class W	.10%	60
Fidelity Freedom Index 2060 Fund
Freedom Index 2060	.16%	$2,752
Class W	.10%	13

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2015(a)	Year ended March 31, 2015
Fidelity Freedom Index Income Fund
From net investment income
Freedom Index Income	$1,187,582	$3,110,656
Class W	270	–
Total	$1,187,852	$3,110,656
From net realized gain
Freedom Index Income	$–	$1,121,248
Fidelity Freedom Index 2005 Fund
From net investment income
Freedom Index 2005	$156,284	$1,807,862
From net realized gain
Freedom Index 2005	$–	$305,811
Fidelity Freedom Index 2010 Fund
From net investment income
Freedom Index 2010	$994,780	$12,415,603
From net realized gain
Freedom Index 2010	$–	$1,861,538
Fidelity Freedom Index 2015 Fund
From net investment income
Freedom Index 2015	$1,668,799	$26,437,104
From net realized gain
Freedom Index 2015	$–	$3,310,019
Fidelity Freedom Index 2020 Fund
From net investment income
Freedom Index 2020	$4,030,257	$65,898,256
From net realized gain
Freedom Index 2020	$–	$ 6,253,111
Fidelity Freedom Index 2025 Fund
From net investment income
Freedom Index 2025	$1,533,797	$48,800,341
From net realized gain
Freedom Index 2025	$–	$3,849,041
Fidelity Freedom Index 2030 Fund
From net investment income
Freedom Index 2030	$1,787,834	$63,028,753
From net realized gain
Freedom Index 2030	$–	$1,972,532
Fidelity Freedom Index 2035 Fund
From net investment income
Freedom Index 2035	$497,076	$37,537,173
From net realized gain
Freedom Index 2035	$–	$505,497
Fidelity Freedom Index 2040 Fund
From net investment income
Freedom Index 2040	$585,448	$43,440,271
From net realized gain
Freedom Index 2040	$–	$238,257
Fidelity Freedom Index 2045 Fund
From net investment income
Freedom Index 2045	$290,665	$21,509,196
From net realized gain
Freedom Index 2045	$–	$249,524
Fidelity Freedom Index 2050 Fund
From net investment income
Freedom Index 2050	$326,442	$19,534,628
From net realized gain
Freedom Index 2050	$–	$229,721
Fidelity Freedom Index 2055 Fund
From net investment income
Freedom Index 2055	$76,225	$2,770,049
From net realized gain
Freedom Index 2055	$–	$–
Fidelity Freedom Index 2060 Fund
From net investment income
Freedom Index 2060	$1,631	$8,394
From net realized gain
Freedom Index 2060	$–	$108

 (a) Distributions for Class W are for the period June 24, 2015 (commencement of sale of shares) to September 30, 2015.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2015(a)	Year ended March 31, 2015	Six months ended September 30, 2015(a)	Year ended March 31, 2015
Fidelity Freedom Index Income Fund
Freedom Index Income
Shares sold	3,745,597	7,222,949	$42,799,128	$82,572,873
Issued in exchange for the shares of Fidelity Freedom Index 2000 Fund (note 9)	–	5,261,057	–	60,344,330
Reinvestment of distributions	103,823	371,475	1,187,203	4,231,904
Shares redeemed	(4,566,871)	(6,223,071)	(51,796,194)	(71,193,900)
Net increase (decrease)	(717,451)	6,632,410	$(7,809,863)	$75,955,207
Class W
Shares sold	1,405,658	–	$15,774,567	$–
Reinvestment of distributions	24	–	270	–
Shares redeemed	(8,483)	–	(94,595)	–
Net increase (decrease)	1,397,199	–	$15,680,242	$–
Fidelity Freedom Index 2005 Fund
Freedom Index 2005
Shares sold	1,112,033	1,936,294	$14,039,530	$24,413,084
Reinvestment of distributions	12,179	169,465	156,258	2,113,673
Shares redeemed	(1,158,667)	(1,554,263)	(14,503,436)	(19,545,829)
Net increase (decrease)	(34,455)	551,496	$(307,648)	$6,980,928
Class W
Shares sold	295,216	–	$3,625,487	$–
Net increase (decrease)	295,216	–	$3,625,487	$–
Fidelity Freedom Index 2010 Fund
Freedom Index 2010
Shares sold	4,930,303	12,965,019	$65,325,994	$171,912,696
Reinvestment of distributions	73,463	1,092,180	994,692	14,276,796
Shares redeemed	(9,120,256)	(11,006,242)	(119,230,128)	(145,549,163)
Net increase (decrease)	(4,116,490)	3,050,957	$(52,909,442)	$40,640,329
Class W
Shares sold	2,982,424	–	$38,289,776	$–
Shares redeemed	(13,362)	–	(170,844)	–
Net increase (decrease)	2,969,062	–	$38,118,932	$–
Fidelity Freedom Index 2015 Fund
Freedom Index 2015
Shares sold	11,577,120	23,586,465	$156,447,363	$317,662,725
Reinvestment of distributions	120,475	2,234,721	1,667,370	29,743,322
Shares redeemed	(18,073,548)	(21,200,909)	(239,587,470)	(285,126,876)
Net increase (decrease)	(6,375,953)	4,620,277	$(81,472,737)	$62,279,171
Class W
Shares sold	7,248,602	–	$93,952,497	$–
Shares redeemed	(16,364)	–	(210,827)	–
Net increase (decrease)	7,232,238	–	$93,741,670	$–
Fidelity Freedom Index 2020 Fund
Freedom Index 2020
Shares sold	30,567,441	62,615,778	$427,269,981	$873,744,245
Reinvestment of distributions	280,333	5,241,833	4,028,387	72,149,473
Shares redeemed	(43,293,889)	(40,115,166)	(589,412,857)	(558,701,334)
Net increase (decrease)	(12,446,115)	27,742,445	$(158,114,489)	$387,192,384
Class W
Shares sold	22,122,985	–	$296,379,008	$–
Shares redeemed	(66,801)	–	(890,629)	–
Net increase (decrease)	22,056,184	–	$295,488,379	$–
Fidelity Freedom Index 2025 Fund
Freedom Index 2025
Shares sold	22,357,678	42,032,704	$327,995,407	$613,985,377
Reinvestment of distributions	101,246	3,647,656	1,532,857	52,645,983
Shares redeemed	(28,691,338)	(23,082,044)	(407,001,905)	(336,656,079)
Net increase (decrease)	(6,232,414)	22,598,316	$(77,473,641)	$329,975,281
Class W
Shares sold	12,866,354	–	$179,539,593	$–
Shares redeemed	(24,716)	–	(342,750)	–
Net increase (decrease)	12,841,638	–	$179,196,843	$–
Fidelity Freedom Index 2030 Fund
Freedom Index 2030
Shares sold	25,110,779	50,906,447	$378,216,153	$761,647,137
Reinvestment of distributions	114,746	4,408,075	1,787,738	65,000,525
Shares redeemed	(30,623,669)	(24,999,737)	(442,370,169)	(372,896,016)
Net increase (decrease)	(5,398,144)	30,314,785	$(62,366,278)	$453,751,646
Class W
Shares sold	14,650,224	–	$207,276,279	$–
Shares redeemed	(22,614)	–	(316,351)	–
Net increase (decrease)	14,627,610	–	$206,959,928	$–
Fidelity Freedom Index 2035 Fund
Freedom Index 2035
Shares sold	15,606,649	29,107,598	$243,078,959	$449,193,461
Reinvestment of distributions	30,732	2,491,825	496,931	38,042,623
Shares redeemed	(18,710,193)	(16,022,304)	(277,956,571)	(247,258,739)
Net increase (decrease)	(3,072,812)	15,577,119	$(34,380,681)	$239,977,345
Class W
Shares sold	8,798,060	–	$127,721,289	$–
Shares redeemed	(10,011)	–	(143,803)	–
Net increase (decrease)	8,788,049	–	$127,577,486	$–
Fidelity Freedom Index 2040 Fund
Freedom Index 2040
Shares sold	17,891,090	33,774,823	$280,692,592	$525,257,082
Reinvestment of distributions	35,974	2,844,037	585,297	43,676,943
Shares redeemed	(19,319,172)	(18,397,611)	(289,883,822)	(285,515,086)
Net increase (decrease)	(1,392,108)	18,221,2449	$(8,605,933)	$283,418,939
Class W
Shares sold	9,762,239	–	$142,660,718	$–
Shares redeemed	(39,027)	–	(568,169)	–
Net increase (decrease)	9,723,212	–	$142,092,549	$–
Fidelity Freedom Index 2045 Fund
Freedom Index 2045
Shares sold	10,735,853	17,837,964	$169,842,558	$279,166,902
Reinvestment of distributions	17,723	1,403,694	290,653	21,758,207
Shares redeemed	(10,180,757)	(9,734,905)	(153,249,581)	(152,042,180)
Net increase (decrease)	572,819	9,506,753	$16,883,630	$148,882,929
Class W
Shares sold	5,532,214	–	$81,041,987	$–
Shares redeemed	(14,601)	–	(213,817)	–
Net increase (decrease)	5,517,613	–	$80,828,170	$–
Fidelity Freedom Index 2050 Fund
Freedom Index 2050
Shares sold	10,946,410	19,214,072	$174,358,937	$303,314,847
Reinvestment of distributions	19,760	1,266,166	326,442	19,764,349
Shares redeemed	(9,480,159)	(8,733,331)	(144,561,989)	(137,551,869)
Net increase (decrease)	1,486,011	11,746,907	$30,123,390	$185,527,327
Class W
Shares sold	4,857,799	–	$71,591,614	$–
Shares redeemed	(20,744)	–	(308,048)	–
Net increase (decrease)	4,837,055	–	$71,283,566	$–
Fidelity Freedom Index 2055 Fund
Freedom Index 2055
Shares sold	5,505,425	9,392,878	$69,671,035	$117,409,257
Reinvestment of distributions	5,810	220,333	76,221	2,769,950
Shares redeemed	(3,071,276)	(2,499,994)	(37,215,447)	(31,254,586)
Net increase (decrease)	2,439,959	7,113,217	$32,531,809	$88,924,621
Class W
Shares sold	1,413,363	–	$16,507,815	$–
Shares redeemed	(1,078)	–	(12,649)	–
Net increase (decrease)	1,412,285	–	$16,495,166	$–
Fidelity Freedom Index 2060 Fund
Freedom Index 2060
Shares sold	892,279	389,045	$9,156,660	$3,964,409
Reinvestment of distributions	153	821	1,627	8,392
Shares redeemed	(176,485)	(35,394)	(1,751,768)	(362,138)
Net increase (decrease)	715,947	354,472	$7,406,519	$3,610,663
Class W
Shares sold	59,487	–	$577,752	$–
Shares redeemed	(9)	–	(90)	–
Net increase (decrease)	59,478	–	$577,662	$–

 (a) Share transactions for Class W are for the period June 24, 2015(commencement of sale of shares) to September 30, 2015.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund
Fund
Fidelity Series Global ex U.S. Index Fund	16%	12%	19%	12%	14%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds.

Fund
Fidelity Series Global ex U.S. Index Fund	100%
Spartan Total Market Index Fund	22%

9. Prior Fiscal Year Merger Information.

On July 25, 2014, the Fidelity Freedom Index Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom Index 2000 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board") on May 14, 2014. The acquisition was accomplished by an exchange of shares of the Fidelity Freedom Index Income Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the fund or its shareholders. The Target Fund's net assets of $60,344,330, including securities of $60,301,984 and unrealized appreciation of $4,386,725, were combined with the Fidelity Freedom Index Income Fund's net assets of $169,743,228 for total net assets after the acquisition of $230,087,558.

Pro forma results of operations of the combined entity for the entire period ended March 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net Investment income (loss)	$3,421,788
Total net realized gain (loss)	433,004
Total change in net unrealized appreciation (depreciation)	5,073,666
Net increase (decrease) in net assets resulting from operations	$8,928,458

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fidelity Freedom Index Income Fund's accompanying Statement of Operations since July 25, 2014.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015) for Freedom Index, and for the period (June 24, 2015 to September 30, 2015) for Class W. The hypothetical expense Example is based on an investment of $1,000 invested for one-half year period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value September 30, 2015	Expenses Paid During Period
Fidelity Freedom Index Income Fund
Freedom Index Income	.07%
Actual		$1,000.00	$976.90	$.35-B
Hypothetical-C		$1,000.00	$1,024.65	$.35-D
Class W	.01%
Actual		$1,000.00	$978.30	$.03-B
Hypothetical-C		$1,000.00	$1,024.95	$.05-D
Fidelity Freedom Index 2005 Fund
Freedom Index 2005	.07%
Actual		$1,000.00	$965.80	$.34-B
Hypothetical-C		$1,000.00	$1,024.65	$.35-D
Class W	.01%
Actual		$1,000.00	$962.30	$.03-B
Hypothetical-C		$1,000.00	$1,024.95	$.05-D
Fidelity Freedom Index 2010 Fund
Freedom Index 2010	.08%
Actual		$1,000.00	$958.60	$.39-B
Hypothetical-C		$1,000.00	$1,024.60	$.40-D
Class W	.01%
Actual		$1,000.00	$952.30	$.03-B
Hypothetical-C		$1,000.00	$1,024.95	$.05-D
Fidelity Freedom Index 2015 Fund
Freedom Index 2015	.08%
Actual		$1,000.00	$951.80	$.39-B
Hypothetical-C		$1,000.00	$1,024.60	$.40-D
Class W	.01%
Actual		$1,000.00	$943.10	$.03-B
Hypothetical-C		$1,000.00	$1,024.95	$.05-D
Fidelity Freedom Index 2020 Fund
Freedom Index 2020	.08%
Actual		$1,000.00	$946.90	$.39-B
Hypothetical-C		$1,000.00	$1,024.60	$.40-D
Class W	.01%
Actual		$1,000.00	$936.10	$.05-B
Hypothetical-C		$1,000.00	$1,024.95	$.05-D
Fidelity Freedom Index 2025 Fund
Freedom Index 2025	.08%
Actual		$1,000.00	$940.70	$.39-B
Hypothetical-C		$1,000.00	$1,024.60	$.40-D
Class W	.01%
Actual		$1,000.00	$927.30	$.03-B
Hypothetical-C		$1,000.00	$1,024.95	$.05-D
Fidelity Freedom Index 2030 Fund
Freedom Index 2030	.08%
Actual		$1,000.00	$929.40	$.39-B
Hypothetical-C		$1,000.00	$1,024.60	$.40-D
Class W	.02%
Actual		$1,000.00	$911.30	$.05-B
Hypothetical-C		$1,000.00	$1,024.90	$.10-D
Fidelity Freedom Index 2035 Fund
Freedom Index 2035	.08%
Actual		$1,000.00	$923.10	$.38-B
Hypothetical-C		$1,000.00	$1,024.60	$.40-D
Class W	.01%
Actual		$1,000.00	$902.70	$.03-B
Hypothetical-C		$1,000.00	$1,024.95	$.05-D
Fidelity Freedom Index 2040 Fund
Freedom Index 2040	.08%
Actual		$1,000.00	$923.60	$.38-B
Hypothetical-C		$1,000.00	$1,024.60	$.40-D
Class W	.01%
Actual		$1,000.00	$902.60	$.03-B
Hypothetical-C		$1,000.00	$1,024.95	$.05-D
Fidelity Freedom Index 2045 Fund
Freedom Index 2045	.08%
Actual		$1,000.00	$923.60	$.38-B
Hypothetical-C		$1,000.00	$1,024.60	$.40-D
Class W	.01%
Actual		$1,000.00	$902.20	$.03-B
Hypothetical-C		$1,000.00	$1,024.95	$.05-D
Fidelity Freedom Index 2050 Fund
Freedom Index 2050	.08%
Actual		$1,000.00	$922.90	$.38-B
Hypothetical-C		$1,000.00	$1,024.60	$.40-D
Class W	.01%
Actual		$1,000.00	$902.30	$.03-B
Hypothetical-C		$1,000.00	$1,024.95	$.05-D
Fidelity Freedom Index 2055 Fund
Freedom Index 2055	.08%
Actual		$1,000.00	$923.20	$.38-B
Hypothetical-C		$1,000.00	$1,024.60	$.40-D
Class W	.01%
Actual		$1,000.00	$902.30	$.03-B
Hypothetical-C		$1,000.00	$1,024.95	$.05-D
Fidelity Freedom Index 2060 Fund
Freedom Index 2060	.08%
Actual		$1,000.00	$922.80	$.38-B
Hypothetical-C		$1,000.00	$1,024.60	$.40-D
Class W	.01%
Actual		$1,000.00	$902.50	$.03-B
Hypothetical-C		$1,000.00	$1,024.95	$.05-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period) for Freedom Index, and multiplied by 99/366 (to reflect the period June 24, 2015 to September 30, 2015) for Class W. The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the management and administration arrangements for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the contract arrangements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of each fund's management and administration arrangements, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of each fund's management and administration arrangements. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of each fund's management and administration arrangements. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the management and administration arrangements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to approve an amended and restated management contract (Advisory Contract) and administration agreement for each fund to reflect the fact that, effective October 1, 2015, FMR Co., Inc. (FMRC), an affiliate of Strategic Advisers, Inc. (Strategic Advisers) and Fidelity Management & Research Company (FMR), would assume the duties and rights of Strategic Advisers under the fund's then current management contract. The Board noted that, with the exception of the date, term, and entity name, the terms of each fund's management contract, including the lack of fees payable thereunder, would not change as a result of the approval of the Advisory Contract. The Board considered that FMRC would render the same services to the funds under the Advisory Contracts that Strategic Advisers rendered to the funds under the then current management contracts. The Board also considered that approval of the Advisory Contracts would not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets; or (ii) the day-to-day management of the funds or the persons primarily responsible for such management. As a result, the Board considered that its prior experience with Strategic Advisers as investment adviser for the funds was relevant to its consideration of the Advisory Contracts.

In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel that provide services to the funds, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the then current management contract (and to be performed under the Advisory Contract) and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance (for each fund except Freedom Index® 2060 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history, and noted that the approval of the Advisory Contract for each fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Freedom Index® 2055 Fund).

Investment Performance (for Freedom Index® 2060 Fund)  ..The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions, and noted that the approval of the Advisory Contract for the fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds did not pay Strategic Advisers, and would not pay FMRC, a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The Board also noted that over the past few years, FMR has been developing and refining the competitive methodology for the funds to provide a more meaningful competitive comparison. As a result, this year, instead of including all funds in one competitive mapped group that includes all funds-of-funds, FMR introduced three new Total Mapped Groups that consist of target retirement funds, grouped according to target retirement dates. The Board noted that the investment adviser believes that the new Total Mapped Groups provide more meaningful competitive comparisons for the funds because they include target date funds, regardless of whether the fund is a fund of funds, and reflect, among other things, that active target date funds with a higher percentage of assets invested in equities tend to have higher expenses.

The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Freedom Index 2005 Fund

Freedom Index 2010 Fund

Freedom Index 2015 Fund

Freedom Index 2020 Fund

Freedom Index 2025 Fund

Freedom Index 2030 Fund

Freedom Index 2035 Fund

Freedom Index 2040 Fund

Freedom Index 2045 Fund

Freedom Index 2050 Fund

Freedom Index 2055 Fund

Freedom Index 2060 Fund

Freedom Index Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board considered the total expense ratio of each fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that each fund's total expense ratio ranked below its competitive median for 2014.

In considering each fund's total expense ratio, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the fund and the other funds in the mapped group. The Board noted that, under this alternative competitive analysis, each fund's total expense ratio ranked below its competitive median for 2014.

The Board further considered that FMR contractually agreed to reimburse each fund to the extent that total expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests), as a percentage of average net assets, exceed 0.16% through May 31, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the approval of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

FRX-SANN-1115
1.899267.105

Fidelity Advisor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Class I (formerly Institutional Class) Semi-Annual Report September 30, 2015

Contents

Fidelity Advisor Freedom® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	1.9	1.6
Fidelity Advisor Series Equity-Income Fund	3.3	3.2
Fidelity Advisor Series Growth & Income Fund	2.3	2.2
Fidelity Advisor Series Growth Opportunities Fund	1.2	1.7
Fidelity Advisor Series Opportunistic Insights Fund	1.7	1.5
Fidelity Advisor Series Small Cap Fund	0.9	0.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.2	2.2
Fidelity Series 100 Index Fund	1.0	1.0
Fidelity Series 1000 Value Index Fund	0.4	0.4
Fidelity Series All-Sector Equity Fund	2.2	2.1
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Real Estate Equity Fund	0.3	0.2
Fidelity Series Small Cap Opportunities Fund	1.1	1.1
	19.3	18.9
International Equity Funds
Fidelity Series Emerging Markets Fund	3.3	2.7
Fidelity Series International Growth Fund	1.8	2.0
Fidelity Series International Small Cap Fund	0.4	0.5
Fidelity Series International Value Fund	1.9	2.0
	7.4	7.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.1	3.3
Fidelity Series Inflation-Protected Bond Index Fund	3.5	3.5
Fidelity Series Investment Grade Bond Fund	41.0	41.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	49.0	49.9
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	7.3	7.2
Fidelity Institutional Money Market Portfolio Institutional Class	17.0	16.8
	24.3	24.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.3%
International Equity Funds	7.4%
Bond Funds	49.0%
Short-Term Funds	24.3%

Six months ago
Domestic Equity Funds	18.9%
International Equity Funds	7.2%
Bond Funds	49.9%
Short-Term Funds	24.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® Income Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	447,588	$4,628,056
Fidelity Advisor Series Equity-Income Fund (a)	720,640	8,301,776
Fidelity Advisor Series Growth & Income Fund (a)	480,907	5,742,025
Fidelity Advisor Series Growth Opportunities Fund (a)	274,021	3,038,892
Fidelity Advisor Series Opportunistic Insights Fund (a)	286,644	4,299,665
Fidelity Advisor Series Small Cap Fund (a)	214,555	2,293,597
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	467,898	5,544,588
Fidelity Series 100 Index Fund (a)	198,968	2,514,958
Fidelity Series 1000 Value Index Fund (a)	89,819	921,544
Fidelity Series All-Sector Equity Fund (a)	428,088	5,543,736
Fidelity Series Commodity Strategy Fund (a)(b)	345,193	1,888,207
Fidelity Series Real Estate Equity Fund (a)	45,294	570,248
Fidelity Series Small Cap Opportunities Fund (a)	234,911	2,760,205
TOTAL DOMESTIC EQUITY FUNDS
(Cost $43,874,603)		48,047,497

International Equity Funds - 7.4%
Fidelity Series Emerging Markets Fund (a)	564,840	8,144,999
Fidelity Series International Growth Fund (a)	344,748	4,633,419
Fidelity Series International Small Cap Fund (a)	67,775	1,051,874
Fidelity Series International Value Fund (a)	495,654	4,639,317
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,511,497)		18,469,609

Bond Funds - 49.0%
Fidelity Series Emerging Markets Debt Fund (a)	163,263	1,498,757
Fidelity Series Floating Rate High Income Fund (a)	66,721	631,183
Fidelity Series High Income Fund (a)	872,806	7,829,071
Fidelity Series Inflation-Protected Bond Index Fund (a)	914,317	8,814,019
Fidelity Series Investment Grade Bond Fund (a)	9,084,187	102,378,780
Fidelity Series Real Estate Income Fund (a)	110,957	1,199,449
TOTAL BOND FUNDS
(Cost $121,319,554)		122,351,259

Short-Term Funds - 24.3%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,828,431	18,229,455
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	42,494,445	42,494,445
TOTAL SHORT-TERM FUNDS
(Cost $60,776,130)		60,723,900
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $243,481,784)		249,592,265
NET OTHER ASSETS (LIABILITIES) - 0.0%		(57,191)
NET ASSETS - 100%		$249,535,074

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$4,424,024	$1,069,818	$624,484	$--	$4,628,056
Fidelity Advisor Series Equity-Income Fund	8,782,837	1,272,914	984,407	98,279	8,301,776
Fidelity Advisor Series Growth & Income Fund	6,026,084	1,127,448	700,556	50,259	5,742,025
Fidelity Advisor Series Growth Opportunities Fund	4,699,714	327,626	1,826,849	--	3,038,892
Fidelity Advisor Series Opportunistic Insights Fund	4,065,046	956,082	581,116	--	4,299,665
Fidelity Advisor Series Short-Term Credit Fund	19,582,549	1,238,921	2,514,743	104,718	18,229,455
Fidelity Advisor Series Small Cap Fund	2,474,429	307,718	300,891	--	2,293,597
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5,911,629	839,240	645,356	--	5,544,588
Fidelity Institutional Money Market Portfolio Institutional Class	45,871,673	2,655,321	6,032,549	33,715	42,494,445
Fidelity Series 100 Index Fund	2,637,039	327,003	333,567	--	2,514,958
Fidelity Series 1000 Value Index Fund	974,884	127,175	103,384	--	921,544
Fidelity Series All-Sector Equity Fund	5,826,625	810,169	616,573	--	5,543,736
Fidelity Series Commodity Strategy Fund	2,192,292	229,760	319,036	--	1,888,207
Fidelity Series Emerging Markets Debt Fund	1,679,019	125,628	220,209	46,934	1,498,757
Fidelity Series Emerging Markets Fund	7,360,983	2,839,476	819,924	--	8,144,999
Fidelity Series Floating Rate High Income Fund	1,358,066	62,416	768,460	20,188	631,183
Fidelity Series High Income Fund	9,184,343	616,588	1,255,789	238,324	7,829,071
Fidelity Series Inflation-Protected Bond Index Fund	9,534,745	459,217	1,077,010	2,484	8,814,019
Fidelity Series International Growth Fund	5,549,631	410,033	1,013,476	--	4,633,419
Fidelity Series International Small Cap Fund	1,249,186	71,905	252,318	--	1,051,874
Fidelity Series International Value Fund	5,361,104	499,207	864,605	--	4,639,317
Fidelity Series Investment Grade Bond Fund	113,168,186	6,504,030	14,400,796	1,318,192	102,378,780
Fidelity Series Real Estate Equity Fund	616,665	123,095	71,058	4,109	570,248
Fidelity Series Real Estate Income Fund	1,318,889	98,770	163,222	30,308	1,199,449
Fidelity Series Small Cap Opportunities Fund	2,997,769	591,233	423,241	5,665	2,760,205
Total	$272,847,411	$23,690,793	$36,913,619	$1,953,175	$249,592,265

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $243,481,784) — See accompanying schedule		$249,592,265
Receivable for investments sold		2,507,729
Receivable for fund shares sold		530,888
Total assets		252,630,882
Liabilities
Payable for investments purchased	$2,762,422
Payable for fund shares redeemed	277,698
Distribution and service plan fees payable	55,688
Total liabilities		3,095,808
Net Assets		$249,535,074
Net Assets consist of:
Paid in capital		$242,915,140
Undistributed net investment income		320,048
Accumulated undistributed net realized gain (loss) on investments		189,405
Net unrealized appreciation (depreciation) on investments		6,110,481
Net Assets		$249,535,074
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($111,480,790 ÷ 10,559,521 shares)		$10.56
Maximum offering price per share (100/94.25 of $10.56)		$11.20
Class T:
Net Asset Value and redemption price per share ($45,767,295 ÷ 4,339,860 shares)		$10.55
Maximum offering price per share (100/96.50 of $10.55)		$10.93
Class B:
Net Asset Value and offering price per share ($863,431 ÷ 81,912 shares)(a)		$10.54
Class C:
Net Asset Value and offering price per share ($14,956,046 ÷ 1,420,617 shares)(a)		$10.53
Class I:
Net Asset Value, offering price and redemption price per share ($76,467,512 ÷ 7,223,352 shares)		$10.59

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,953,175
Expenses
Distribution and service plan fees	$348,033
Independent trustees' compensation	553
Total expenses before reductions	348,586
Expense reductions	(553)	348,033
Net investment income (loss)		1,605,142
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	360,163
Capital gain distributions from underlying funds	431,862
Total net realized gain (loss)		792,025
Change in net unrealized appreciation (depreciation) on underlying funds		(10,392,491)
Net gain (loss)		(9,600,466)
Net increase (decrease) in net assets resulting from operations		$(7,995,324)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,605,142	$4,022,115
Net realized gain (loss)	792,025	6,595,029
Change in net unrealized appreciation (depreciation)	(10,392,491)	(638,347)
Net increase (decrease) in net assets resulting from operations	(7,995,324)	9,978,797
Distributions to shareholders from net investment income	(1,608,575)	(4,039,882)
Distributions to shareholders from net realized gain	(2,722,039)	(8,872,257)
Total distributions	(4,330,614)	(12,912,139)
Share transactions - net increase (decrease)	(10,877,465)	(14,514,229)
Total increase (decrease) in net assets	(23,203,403)	(17,447,571)
Net Assets
Beginning of period	272,738,477	290,186,048
End of period (including undistributed net investment income of $320,048 and undistributed net investment income of $323,481, respectively)	$249,535,074	$272,738,477

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$11.20	$11.21	$10.98	$10.85	$10.35
Income from Investment Operations
Net investment income (loss)A	.07	.16	.12	.12	.15	.16
Net realized and unrealized gain (loss)	(.40)	.24	.28	.37	.21	.57
Total from investment operations	(.33)	.40	.40	.49	.36	.73
Distributions from net investment income	(.07)	(.17)	(.12)	(.12)	(.15)	(.16)
Distributions from net realized gain	(.11)	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.18)	(.53)	(.41)	(.26)	(.23)	(.23)
Net asset value, end of period	$10.56	$11.07	$11.20	$11.21	$10.98	$10.85
Total ReturnB,C,D	(3.05)%	3.65%	3.65%	4.53%	3.34%	7.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.24%G	1.48%	1.10%	1.08%	1.37%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$111,481	$124,755	$147,818	$176,876	$166,658	$157,695
Portfolio turnover rateE	18%G	38%	36%	17%	24%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.19	$11.20	$10.96	$10.84	$10.34
Income from Investment Operations
Net investment income (loss)A	.05	.14	.09	.09	.12	.13
Net realized and unrealized gain (loss)	(.39)	.23	.28	.38	.20	.57
Total from investment operations	(.34)	.37	.37	.47	.32	.70
Distributions from net investment income	(.06)	(.14)	(.09)	(.09)	(.12)	(.13)
Distributions from net realized gain	(.11)	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.17)	(.50)	(.38)	(.23)	(.20)	(.20)
Net asset value, end of period	$10.55	$11.06	$11.19	$11.20	$10.96	$10.84
Total ReturnB,C,D	(3.16)%	3.39%	3.40%	4.35%	3.01%	6.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.99%G	1.23%	.85%	.83%	1.12%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$45,767	$47,804	$53,019	$53,734	$56,246	$57,404
Portfolio turnover rateE	18%G	38%	36%	17%	24%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.18	$11.19	$10.96	$10.84	$10.33
Income from Investment Operations
Net investment income (loss)A	.03	.08	.04	.04	.07	.08
Net realized and unrealized gain (loss)	(.41)	.25	.28	.37	.19	.58
Total from investment operations	(.38)	.33	.32	.41	.26	.66
Distributions from net investment income	(.03)	(.08)	(.04)	(.04)	(.07)	(.08)
Distributions from net realized gain	(.11)	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.14)	(.45)B	(.33)	(.18)	(.14)C	(.15)
Net asset value, end of period	$10.54	$11.06	$11.18	$11.19	$10.96	$10.84
Total ReturnD,E,F	(3.50)%	2.98%	2.86%	3.80%	2.47%	6.39%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%I	.73%	.35%	.33%	.62%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$863	$1,147	$1,681	$2,294	$2,889	$3,938
Portfolio turnover rateG	18%I	38%	36%	17%	24%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.361 per share.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$11.17	$11.18	$10.96	$10.84	$10.33
Income from Investment Operations
Net investment income (loss)A	.03	.08	.04	.04	.07	.08
Net realized and unrealized gain (loss)	(.40)	.24	.28	.36	.20	.58
Total from investment operations	(.37)	.32	.32	.40	.27	.66
Distributions from net investment income	(.03)	(.09)	(.04)	(.04)	(.07)	(.08)
Distributions from net realized gain	(.11)	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.14)	(.45)	(.33)	(.18)	(.15)	(.15)
Net asset value, end of period	$10.53	$11.04	$11.17	$11.18	$10.96	$10.84
Total ReturnB,C,D	(3.41)%	2.90%	2.89%	3.70%	2.50%	6.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%G	.73%	.35%	.33%	.62%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$14,956	$15,780	$15,735	$16,606	$17,170	$16,581
Portfolio turnover rateE	18%G	38%	36%	17%	24%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$11.23	$11.23	$11.00	$10.87	$10.37
Income from Investment Operations
Net investment income (loss)A	.08	.19	.15	.15	.18	.18
Net realized and unrealized gain (loss)	(.40)	.24	.29	.37	.20	.57
Total from investment operations	(.32)	.43	.44	.52	.38	.75
Distributions from net investment income	(.08)	(.19)	(.15)	(.14)	(.17)	(.19)
Distributions from net realized gain	(.11)	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.19)	(.56)B	(.44)	(.29)C	(.25)	(.25)D
Net asset value, end of period	$10.59	$11.10	$11.23	$11.23	$11.00	$10.87
Total ReturnE,F	(2.91)%	3.89%	3.98%	4.75%	3.58%	7.36%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%J	-%	-%	-%	-%	-%
Expenses net of all reductions	-%J	-%	-%	-%	-%	-%
Net investment income (loss)	1.49%J	1.73%	1.35%	1.33%	1.62%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$76,468	$83,253	$71,933	$77,976	$60,248	$32,640
Portfolio turnover rateG	18%J	38%	36%	17%	24%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.56 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.361 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	2.8	2.5
Fidelity Advisor Series Equity-Income Fund	5.0	5.0
Fidelity Advisor Series Growth & Income Fund	3.5	3.5
Fidelity Advisor Series Growth Opportunities Fund	1.8	2.9
Fidelity Advisor Series Opportunistic Insights Fund	2.6	2.3
Fidelity Advisor Series Small Cap Fund	1.4	1.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.4	3.4
Fidelity Series 100 Index Fund	1.5	1.5
Fidelity Series 1000 Value Index Fund	0.6	0.6
Fidelity Series All-Sector Equity Fund	3.4	3.3
Fidelity Series Commodity Strategy Fund	0.7	0.8
Fidelity Series Real Estate Equity Fund	0.3	0.4
Fidelity Series Small Cap Opportunities Fund	1.7	1.7
	28.7	29.3
International Equity Funds
Fidelity Series Emerging Markets Fund	4.3	3.8
Fidelity Series International Growth Fund	3.3	3.5
Fidelity Series International Small Cap Fund	0.7	0.8
Fidelity Series International Value Fund	3.3	3.5
	11.6	11.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.2	0.5
Fidelity Series High Income Fund	3.2	3.4
Fidelity Series Inflation-Protected Bond Index Fund	3.1	3.0
Fidelity Series Investment Grade Bond Fund	36.3	36.4
Fidelity Series Real Estate Income Fund	0.5	0.5
	43.9	44.4
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	4.8	4.4
Fidelity Institutional Money Market Portfolio Institutional Class	11.0	10.3
	15.8	14.7
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.7%
International Equity Funds	11.6%
Bond Funds	43.9%
Short-Term Funds	15.8%

Six months ago
Domestic Equity Funds	29.3%
International Equity Funds	11.6%
Bond Funds	44.4%
Short-Term Funds	14.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2005 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	635,942	$6,575,641
Fidelity Advisor Series Equity-Income Fund (a)	1,024,232	11,799,157
Fidelity Advisor Series Growth & Income Fund (a)	683,370	8,159,441
Fidelity Advisor Series Growth Opportunities Fund (a)	389,160	4,315,781
Fidelity Advisor Series Opportunistic Insights Fund (a)	407,240	6,108,596
Fidelity Advisor Series Small Cap Fund (a)	304,554	3,255,683
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	664,878	7,878,800
Fidelity Series 100 Index Fund (a)	282,490	3,570,672
Fidelity Series 1000 Value Index Fund (a)	127,183	1,304,897
Fidelity Series All-Sector Equity Fund (a)	608,307	7,877,571
Fidelity Series Commodity Strategy Fund (a)(b)	323,140	1,767,574
Fidelity Series Real Estate Equity Fund (a)	64,472	811,704
Fidelity Series Small Cap Opportunities Fund (a)	333,552	3,919,242
TOTAL DOMESTIC EQUITY FUNDS
(Cost $60,835,687)		67,344,759

International Equity Funds - 11.6%
Fidelity Series Emerging Markets Fund (a)	700,823	10,105,874
Fidelity Series International Growth Fund (a)	576,274	7,745,118
Fidelity Series International Small Cap Fund (a)	113,251	1,757,656
Fidelity Series International Value Fund (a)	828,540	7,755,132
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $25,392,903)		27,363,780

Bond Funds - 43.9%
Fidelity Series Emerging Markets Debt Fund (a)	155,401	1,426,577
Fidelity Series Floating Rate High Income Fund (a)	63,656	602,188
Fidelity Series High Income Fund (a)	832,518	7,467,684
Fidelity Series Inflation-Protected Bond Index Fund (a)	748,950	7,219,874
Fidelity Series Investment Grade Bond Fund (a)	7,558,412	85,183,300
Fidelity Series Real Estate Income Fund (a)	105,925	1,145,049
TOTAL BOND FUNDS
(Cost $102,743,267)		103,044,672

Short-Term Funds - 15.8%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,113,941	11,105,987
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	25,887,238	25,887,238
TOTAL SHORT-TERM FUNDS
(Cost $37,026,568)		36,993,225
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $225,998,425)		234,746,436
NET OTHER ASSETS (LIABILITIES) - 0.0%		46,592
NET ASSETS - 100%		$234,793,028

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,702,712	$1,404,246	$1,192,453	$--	$6,575,641
Fidelity Advisor Series Equity-Income Fund	13,391,307	1,590,044	2,056,255	149,835	11,799,157
Fidelity Advisor Series Growth & Income Fund	9,176,242	1,455,094	1,429,861	76,661	8,159,441
Fidelity Advisor Series Growth Opportunities Fund	7,756,115	454,944	3,688,784	--	4,315,781
Fidelity Advisor Series Opportunistic Insights Fund	6,158,830	1,248,448	1,107,478	--	6,108,596
Fidelity Advisor Series Short-Term Credit Fund	11,655,433	1,504,060	2,005,686	64,428	11,105,987
Fidelity Advisor Series Small Cap Fund	3,748,964	385,644	607,514	--	3,255,683
Fidelity Advisor Series Stock Selector Large Cap Value Fund	8,953,190	972,333	1,222,217	--	7,878,800
Fidelity Institutional Money Market Portfolio Institutional Class	27,252,738	3,030,743	4,396,244	20,790	25,887,238
Fidelity Series 100 Index Fund	4,000,617	383,653	649,104	--	3,570,672
Fidelity Series 1000 Value Index Fund	1,484,482	144,289	210,922	--	1,304,897
Fidelity Series All-Sector Equity Fund	8,866,034	985,423	1,281,623	--	7,877,571
Fidelity Series Commodity Strategy Fund	2,129,392	255,527	416,098	--	1,767,574
Fidelity Series Emerging Markets Debt Fund	1,623,096	126,629	239,706	45,555	1,426,577
Fidelity Series Emerging Markets Fund	10,269,922	2,944,455	1,447,751	--	10,105,874
Fidelity Series Floating Rate High Income Fund	1,319,446	73,731	770,980	19,533	602,188
Fidelity Series High Income Fund	8,960,554	643,375	1,441,820	231,805	7,467,684
Fidelity Series Inflation-Protected Bond Index Fund	8,054,257	515,157	1,262,182	2,108	7,219,874
Fidelity Series International Growth Fund	9,292,472	777,602	1,796,215	--	7,745,118
Fidelity Series International Small Cap Fund	2,138,851	107,389	463,179	--	1,757,656
Fidelity Series International Value Fund	9,228,860	914,733	1,791,804	--	7,755,132
Fidelity Series Investment Grade Bond Fund	96,759,463	6,945,843	16,046,692	1,131,688	85,183,300
Fidelity Series Real Estate Equity Fund	927,084	180,067	151,688	6,045	811,704
Fidelity Series Real Estate Income Fund	1,292,021	102,045	195,707	29,554	1,145,049
Fidelity Series Small Cap Opportunities Fund	4,501,627	764,526	758,361	8,184	3,919,242
Total	$265,643,709	$27,910,000	$46,630,324	$1,786,186	$234,746,436

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $225,998,425) — See accompanying schedule		$234,746,436
Cash		9
Receivable for investments sold		2,775,722
Receivable for fund shares sold		171,364
Total assets		237,693,531
Liabilities
Payable for investments purchased	$2,690,272
Payable for fund shares redeemed	162,372
Distribution and service plan fees payable	47,859
Total liabilities		2,900,503
Net Assets		$234,793,028
Net Assets consist of:
Paid in capital		$223,212,324
Undistributed net investment income		1,482,006
Accumulated undistributed net realized gain (loss) on investments		1,350,687
Net unrealized appreciation (depreciation) on investments		8,748,011
Net Assets		$234,793,028
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($138,173,191 ÷ 12,108,810 shares)		$11.41
Maximum offering price per share (100/94.25 of $11.41)		$12.11
Class T:
Net Asset Value and redemption price per share ($29,857,491 ÷ 2,619,967 shares)		$11.40
Maximum offering price per share (100/96.50 of $11.40)		$11.81
Class B:
Net Asset Value and offering price per share ($384,634 ÷ 33,638 shares)(a)		$11.43
Class C:
Net Asset Value and offering price per share ($7,139,977 ÷ 628,729 shares)(a)		$11.36
Class I:
Net Asset Value, offering price and redemption price per share ($59,237,735 ÷ 5,155,059 shares)		$11.49

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,786,186
Expenses
Distribution and service plan fees	$306,007
Independent trustees' compensation	544
Total expenses before reductions	306,551
Expense reductions	(544)	306,007
Net investment income (loss)		1,480,179
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,198,506
Capital gain distributions from underlying funds	610,519
Total net realized gain (loss)		1,809,025
Change in net unrealized appreciation (depreciation) on underlying funds		(13,375,462)
Net gain (loss)		(11,566,437)
Net increase (decrease) in net assets resulting from operations		$(10,086,258)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,480,179	$4,363,408
Net realized gain (loss)	1,809,025	9,195,574
Change in net unrealized appreciation (depreciation)	(13,375,462)	(918,474)
Net increase (decrease) in net assets resulting from operations	(10,086,258)	12,640,508
Distributions to shareholders from net investment income	(709,110)	(4,425,821)
Distributions to shareholders from net realized gain	(3,690,855)	(9,763,778)
Total distributions	(4,399,965)	(14,189,599)
Share transactions - net increase (decrease)	(16,323,842)	(27,388,953)
Total increase (decrease) in net assets	(30,810,065)	(28,938,044)
Net Assets
Beginning of period	265,603,093	294,541,137
End of period (including undistributed net investment income of $1,482,006 and undistributed net investment income of $710,937, respectively)	$234,793,028	$265,603,093

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.10	$12.17	$11.90	$11.45	$11.45	$10.57
Income from Investment Operations
Net investment income (loss)A	.07	.19	.13	.13	.15	.15
Net realized and unrealized gain (loss)	(.56)	.36	.57	.53	.13	.97
Total from investment operations	(.49)	.55	.70	.66	.28	1.12
Distributions from net investment income	(.03)	(.19)	(.12)	(.13)	(.15)	(.15)
Distributions from net realized gain	(.17)	(.42)	(.31)	(.07)	(.13)	(.09)
Total distributions	(.20)	(.62)B	(.43)	(.21)C	(.28)	(.24)
Net asset value, end of period	$11.41	$12.10	$12.17	$11.90	$11.45	$11.45
Total ReturnD,E,F	(4.12)%	4.60%	5.98%	5.79%	2.53%	10.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.15%I	1.54%	1.10%	1.16%	1.37%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$138,173	$162,069	$187,224	$204,418	$193,977	$177,385
Portfolio turnover rateG	22%I	29%	49%	23%	28%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.62 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.423 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$12.16	$11.90	$11.45	$11.45	$10.57
Income from Investment Operations
Net investment income (loss)A	.05	.16	.10	.11	.13	.12
Net realized and unrealized gain (loss)	(.55)	.35	.57	.52	.12	.97
Total from investment operations	(.50)	.51	.67	.63	.25	1.09
Distributions from net investment income	(.03)	(.16)	(.10)	(.11)	(.12)	(.12)
Distributions from net realized gain	(.17)	(.42)	(.31)	(.07)	(.13)	(.09)
Total distributions	(.19)B	(.58)	(.41)	(.18)	(.25)	(.21)
Net asset value, end of period	$11.40	$12.09	$12.16	$11.90	$11.45	$11.45
Total ReturnC,D,E	(4.18)%	4.33%	5.68%	5.56%	2.25%	10.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.90%H	1.29%	.85%	.91%	1.12%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$29,857	$29,246	$29,912	$26,201	$22,316	$21,658
Portfolio turnover rateF	22%H	29%	49%	23%	28%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.169 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$12.20	$11.93	$11.47	$11.45	$10.56
Income from Investment Operations
Net investment income (loss)A	.02	.10	.04	.05	.07	.07
Net realized and unrealized gain (loss)	(.56)	.35	.58	.52	.12	.97
Total from investment operations	(.54)	.45	.62	.57	.19	1.04
Distributions from net investment income	(.01)	(.08)	(.04)	(.04)	(.05)	(.07)
Distributions from net realized gain	(.17)	(.42)	(.31)	(.07)	(.12)	(.09)
Total distributions	(.17)B	(.51)C	(.35)	(.11)	(.17)	(.15)D
Net asset value, end of period	$11.43	$12.14	$12.20	$11.93	$11.47	$11.45
Total ReturnE,F,G	(4.49)%	3.75%	5.22%	5.00%	1.73%	9.94%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.00%J	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%J	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%J	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.40%J	.79%	.35%	.41%	.62%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$385	$623	$1,059	$1,162	$1,571	$2,338
Portfolio turnover rateH	22%J	29%	49%	23%	28%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.169 per share.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.06	$12.14	$11.87	$11.42	$11.42	$10.54
Income from Investment Operations
Net investment income (loss)A	.02	.10	.04	.05	.07	.07
Net realized and unrealized gain (loss)	(.54)	.34	.58	.52	.11	.97
Total from investment operations	(.52)	.44	.62	.57	.18	1.04
Distributions from net investment income	(.01)	(.10)	(.04)	(.05)	(.07)	(.07)
Distributions from net realized gain	(.17)	(.42)	(.31)	(.07)	(.12)	(.09)
Total distributions	(.18)	(.52)	(.35)	(.12)	(.18)B	(.16)
Net asset value, end of period	$11.36	$12.06	$12.14	$11.87	$11.42	$11.42
Total ReturnC,D,E	(4.41)%	3.73%	5.28%	5.01%	1.66%	9.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.40%H	.79%	.35%	.41%	.62%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$7,140	$7,410	$8,910	$8,118	$8,053	$8,679
Portfolio turnover rateF	22%H	29%	49%	23%	28%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.18	$12.25	$11.97	$11.51	$11.52	$10.63
Income from Investment Operations
Net investment income (loss)A	.08	.22	.16	.16	.18	.18
Net realized and unrealized gain (loss)	(.56)	.36	.58	.53	.11	.98
Total from investment operations	(.48)	.58	.74	.69	.29	1.16
Distributions from net investment income	(.04)	(.23)	(.15)	(.16)	(.18)	(.18)
Distributions from net realized gain	(.17)	(.42)	(.31)	(.07)	(.13)	(.09)
Total distributions	(.21)	(.65)	(.46)	(.23)	(.30)B	(.27)
Net asset value, end of period	$11.49	$12.18	$12.25	$11.97	$11.51	$11.52
Total ReturnC,D	(4.03)%	4.85%	6.29%	6.11%	2.67%	11.02%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	1.40%H	1.79%	1.35%	1.41%	1.62%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$59,238	$66,255	$67,435	$70,364	$46,935	$35,069
Portfolio turnover rateE	22%H	29%	49%	23%	28%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	3.4	3.1
Fidelity Advisor Series Equity-Income Fund	6.1	6.2
Fidelity Advisor Series Growth & Income Fund	4.3	4.2
Fidelity Advisor Series Growth Opportunities Fund	2.2	3.6
Fidelity Advisor Series Opportunistic Insights Fund	3.2	2.8
Fidelity Advisor Series Small Cap Fund	1.7	1.7
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.1	4.1
Fidelity Series 100 Index Fund	1.9	1.8
Fidelity Series 1000 Value Index Fund	0.7	0.7
Fidelity Series All-Sector Equity Fund	4.1	4.1
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Real Estate Equity Fund	0.4	0.4
Fidelity Series Small Cap Opportunities Fund	2.0	2.1
	34.9	35.6
International Equity Funds
Fidelity Series Emerging Markets Fund	5.1	4.7
Fidelity Series International Growth Fund	4.2	4.4
Fidelity Series International Small Cap Fund	1.0	1.0
Fidelity Series International Value Fund	4.3	4.4
	14.6	14.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.2	3.4
Fidelity Series Inflation-Protected Bond Index Fund	2.4	2.4
Fidelity Series Investment Grade Bond Fund	33.2	33.3
Fidelity Series Real Estate Income Fund	0.5	0.5
	40.2	40.7
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	3.1	2.7
Fidelity Institutional Money Market Portfolio Institutional Class	7.2	6.5
	10.3	9.2
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.9%
International Equity Funds	14.6%
Bond Funds	40.2%
Short-Term Funds	10.3%

Six months ago
Domestic Equity Funds	35.6%
International Equity Funds	14.5%
Bond Funds	40.7%
Short-Term Funds	9.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2010 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	2,087,802	$21,587,874
Fidelity Advisor Series Equity-Income Fund (a)	3,362,875	38,740,315
Fidelity Advisor Series Growth & Income Fund (a)	2,243,578	26,788,315
Fidelity Advisor Series Growth Opportunities Fund (a)	1,277,423	14,166,623
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,336,934	20,054,016
Fidelity Advisor Series Small Cap Fund (a)	999,515	10,684,820
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	2,182,858	25,866,868
Fidelity Series 100 Index Fund (a)	927,181	11,719,567
Fidelity Series 1000 Value Index Fund (a)	417,066	4,279,101
Fidelity Series All-Sector Equity Fund (a)	1,997,132	25,862,858
Fidelity Series Commodity Strategy Fund (a)(b)	875,884	4,791,086
Fidelity Series Real Estate Equity Fund (a)	211,721	2,665,564
Fidelity Series Small Cap Opportunities Fund (a)	1,094,808	12,863,994
TOTAL DOMESTIC EQUITY FUNDS
(Cost $196,836,482)		220,071,001

International Equity Funds - 14.6%
Fidelity Series Emerging Markets Fund (a)	2,226,326	32,103,615
Fidelity Series International Growth Fund (a)	1,990,400	26,750,979
Fidelity Series International Small Cap Fund (a)	393,850	6,112,556
Fidelity Series International Value Fund (a)	2,861,732	26,785,811
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $85,929,396)		91,752,961

Bond Funds - 40.2%
Fidelity Series Emerging Markets Debt Fund (a)	422,014	3,874,089
Fidelity Series Floating Rate High Income Fund (a)	172,722	1,633,954
Fidelity Series High Income Fund (a)	2,259,119	20,264,296
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,585,720	15,286,341
Fidelity Series Investment Grade Bond Fund (a)	18,569,545	209,278,771
Fidelity Series Real Estate Income Fund (a)	287,567	3,108,602
TOTAL BOND FUNDS
(Cost $253,132,231)		253,446,053

Short-Term Funds - 10.3%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,964,357	19,584,642
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	45,659,053	45,659,053
TOTAL SHORT-TERM FUNDS
(Cost $65,300,573)		65,243,695
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $601,198,682)		630,513,710
NET OTHER ASSETS (LIABILITIES) - 0.0%		(153,690)
NET ASSETS - 100%		$630,360,020

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$22,599,954	$3,629,747	$3,489,474	$--	$21,587,874
Fidelity Advisor Series Equity-Income Fund	45,056,827	3,188,752	5,689,485	501,781	38,740,315
Fidelity Advisor Series Growth & Income Fund	30,943,437	3,396,900	4,025,842	256,927	26,788,315
Fidelity Advisor Series Growth Opportunities Fund	26,264,798	818,499	12,204,039	--	14,166,623
Fidelity Advisor Series Opportunistic Insights Fund	20,765,959	3,190,930	3,243,274	--	20,054,016
Fidelity Advisor Series Short-Term Credit Fund	19,781,174	3,002,592	3,115,524	113,252	19,584,642
Fidelity Advisor Series Small Cap Fund	12,640,557	748,350	1,782,572	--	10,684,820
Fidelity Advisor Series Stock Selector Large Cap Value Fund	30,105,063	1,970,858	3,420,547	--	25,866,868
Fidelity Institutional Money Market Portfolio Institutional Class	47,582,889	5,497,735	7,421,570	36,685	45,659,053
Fidelity Series 100 Index Fund	13,490,045	739,783	1,944,710	--	11,719,567
Fidelity Series 1000 Value Index Fund	5,005,876	250,157	593,761	--	4,279,101
Fidelity Series All-Sector Equity Fund	29,927,257	1,830,208	3,548,147	--	25,862,858
Fidelity Series Commodity Strategy Fund	5,581,230	476,474	708,060	--	4,791,086
Fidelity Series Emerging Markets Debt Fund	4,486,769	186,134	573,166	124,245	3,874,089
Fidelity Series Emerging Markets Fund	34,362,056	6,980,751	3,832,563	--	32,103,615
Fidelity Series Floating Rate High Income Fund	3,608,996	98,168	2,018,471	53,154	1,633,954
Fidelity Series High Income Fund	24,702,874	1,007,030	3,542,600	637,197	20,264,296
Fidelity Series Inflation-Protected Bond Index Fund	17,541,083	460,219	2,526,534	4,540	15,286,341
Fidelity Series International Growth Fund	32,507,389	1,358,935	5,244,436	--	26,750,979
Fidelity Series International Small Cap Fund	7,484,713	103,994	1,379,440	--	6,112,556
Fidelity Series International Value Fund	32,287,313	1,817,382	5,212,210	--	26,785,811
Fidelity Series Investment Grade Bond Fund	244,493,979	8,574,796	37,606,389	2,831,362	209,278,771
Fidelity Series Real Estate Equity Fund	3,110,746	538,110	491,863	20,514	2,665,564
Fidelity Series Real Estate Income Fund	3,554,080	167,551	466,337	80,975	3,108,602
Fidelity Series Small Cap Opportunities Fund	15,179,590	1,861,691	2,198,950	27,405	12,863,994
Total	$733,064,654	$51,895,746	$116,279,964	$4,688,037	$630,513,710

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $601,198,682) — See accompanying schedule		$630,513,710
Receivable for investments sold		7,938,764
Receivable for fund shares sold		191,946
Total assets		638,644,420
Liabilities
Payable for investments purchased	$7,134,447
Payable for fund shares redeemed	1,005,169
Distribution and service plan fees payable	144,784
Total liabilities		8,284,400
Net Assets		$630,360,020
Net Assets consist of:
Paid in capital		$591,143,558
Undistributed net investment income		3,732,158
Accumulated undistributed net realized gain (loss) on investments		6,169,276
Net unrealized appreciation (depreciation) on investments		29,315,028
Net Assets		$630,360,020
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($357,966,753 ÷ 30,164,942 shares)		$11.87
Maximum offering price per share (100/94.25 of $11.87)		$12.59
Class T:
Net Asset Value and redemption price per share ($95,006,507 ÷ 8,035,613 shares)		$11.82
Maximum offering price per share (100/96.50 of $11.82)		$12.25
Class B:
Net Asset Value and offering price per share ($1,563,120 ÷ 131,608 shares)(a)		$11.88
Class C:
Net Asset Value and offering price per share ($32,259,963 ÷ 2,749,165 shares)(a)		$11.73
Class I:
Net Asset Value, offering price and redemption price per share ($143,563,677 ÷ 12,036,057 shares)		$11.93

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,688,037
Expenses
Distribution and service plan fees	$940,182
Independent trustees' compensation	1,488
Total expenses before reductions	941,670
Expense reductions	(1,488)	940,182
Net investment income (loss)		3,747,855
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	4,912,011
Capital gain distributions from underlying funds	2,032,021
Total net realized gain (loss)		6,944,032
Change in net unrealized appreciation (depreciation) on underlying funds		(43,078,744)
Net gain (loss)		(36,134,712)
Net increase (decrease) in net assets resulting from operations		$(32,386,857)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,747,855	$12,144,985
Net realized gain (loss)	6,944,032	34,674,281
Change in net unrealized appreciation (depreciation)	(43,078,744)	(7,768,744)
Net increase (decrease) in net assets resulting from operations	(32,386,857)	39,050,522
Distributions to shareholders from net investment income	(1,544,466)	(12,574,317)
Distributions to shareholders from net realized gain	(12,941,602)	(36,739,965)
Total distributions	(14,486,068)	(49,314,282)
Share transactions - net increase (decrease)	(55,682,822)	(116,471,074)
Total increase (decrease) in net assets	(102,555,747)	(126,734,834)
Net Assets
Beginning of period	732,915,767	859,650,601
End of period (including undistributed net investment income of $3,732,158 and undistributed net investment income of $1,528,769, respectively)	$630,360,020	$732,915,767

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.72	$12.91	$12.50	$11.89	$11.92	$10.87
Income from Investment Operations
Net investment income (loss)A	.07	.20	.15	.16	.17	.15
Net realized and unrealized gain (loss)	(.66)	.44	.82	.70	.12	1.17
Total from investment operations	(.59)	.64	.97	.86	.29	1.32
Distributions from net investment income	(.03)	(.22)	(.14)	(.16)	(.17)	(.17)
Distributions from net realized gain	(.23)	(.61)	(.42)	(.09)	(.16)	(.10)
Total distributions	(.26)	(.83)	(.56)	(.25)	(.32)B	(.27)
Net asset value, end of period	$11.87	$12.72	$12.91	$12.50	$11.89	$11.92
Total ReturnC,D,E	(4.78)%	5.08%	7.86%	7.33%	2.63%	12.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.09%H	1.55%	1.15%	1.33%	1.48%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$357,967	$431,498	$502,834	$540,980	$552,770	$536,999
Portfolio turnover rateF	15%H	22%	39%	26%	25%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$12.87	$12.46	$11.86	$11.88	$10.83
Income from Investment Operations
Net investment income (loss)A	.05	.17	.11	.13	.14	.13
Net realized and unrealized gain (loss)	(.66)	.43	.83	.69	.13	1.15
Total from investment operations	(.61)	.60	.94	.82	.27	1.28
Distributions from net investment income	(.02)	(.18)	(.11)	(.13)	(.14)	(.13)
Distributions from net realized gain	(.23)	(.61)	(.42)	(.09)	(.16)	(.10)
Total distributions	(.25)	(.79)	(.53)	(.22)	(.29)B	(.23)
Net asset value, end of period	$11.82	$12.68	$12.87	$12.46	$11.86	$11.88
Total ReturnC,D,E	(4.94)%	4.81%	7.62%	6.98%	2.43%	11.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.84%H	1.30%	.90%	1.08%	1.23%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$95,007	$106,189	$124,997	$127,353	$132,044	$152,126
Portfolio turnover rateF	15%H	22%	39%	26%	25%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.74	$12.91	$12.49	$11.87	$11.87	$10.82
Income from Investment Operations
Net investment income (loss)A	.02	.10	.05	.07	.08	.07
Net realized and unrealized gain (loss)	(.65)	.44	.82	.70	.13	1.15
Total from investment operations	(.63)	.54	.87	.77	.21	1.22
Distributions from net investment income	–	(.10)	(.03)	(.06)	(.07)	(.07)
Distributions from net realized gain	(.23)	(.61)	(.41)	(.09)	(.15)	(.10)
Total distributions	(.23)	(.71)	(.45)B	(.15)	(.21)C	(.17)
Net asset value, end of period	$11.88	$12.74	$12.91	$12.49	$11.87	$11.87
Total ReturnD,E,F	(5.09)%	4.30%	7.01%	6.51%	1.90%	11.37%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.34%I	.81%	.41%	.58%	.73%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$1,563	$2,318	$3,921	$6,474	$9,154	$15,842
Portfolio turnover rateG	15%I	22%	39%	26%	25%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $.413 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.60	$12.79	$12.39	$11.79	$11.81	$10.78
Income from Investment Operations
Net investment income (loss)A	.02	.10	.05	.07	.08	.07
Net realized and unrealized gain (loss)	(.66)	.44	.81	.69	.13	1.14
Total from investment operations	(.64)	.54	.86	.76	.21	1.21
Distributions from net investment income	–B	(.12)	(.05)	(.07)	(.08)	(.08)
Distributions from net realized gain	(.23)	(.61)	(.41)	(.09)	(.15)	(.10)
Total distributions	(.23)	(.73)	(.46)	(.16)	(.23)	(.18)
Net asset value, end of period	$11.73	$12.60	$12.79	$12.39	$11.79	$11.81
Total ReturnC,D,E	(5.18)%	4.33%	7.04%	6.49%	1.90%	11.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.34%H	.80%	.40%	.58%	.73%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$32,260	$34,839	$36,622	$38,562	$38,423	$44,764
Portfolio turnover rateF	15%H	22%	39%	26%	25%	41%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$12.96	$12.55	$11.94	$11.96	$10.91
Income from Investment Operations
Net investment income (loss)A	.08	.23	.18	.19	.20	.18
Net realized and unrealized gain (loss)	(.65)	.44	.82	.70	.13	1.17
Total from investment operations	(.57)	.67	1.00	.89	.33	1.35
Distributions from net investment income	(.04)	(.25)	(.17)	(.19)	(.20)	(.20)
Distributions from net realized gain	(.23)	(.61)	(.42)	(.09)	(.16)	(.10)
Total distributions	(.27)	(.86)	(.59)	(.28)	(.35)B	(.30)
Net asset value, end of period	$11.93	$12.77	$12.96	$12.55	$11.94	$11.96
Total ReturnC,D	(4.62)%	5.34%	8.10%	7.56%	2.97%	12.50%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	–%H	–%	–%	–%	–%	–%
Net investment income (loss)	1.34%H	1.80%	1.40%	1.58%	1.73%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$143,564	$158,071	$191,276	$197,152	$156,459	$115,490
Portfolio turnover rateE	15%H	22%	39%	26%	25%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	4.0	3.6
Fidelity Advisor Series Equity-Income Fund	7.2	7.1
Fidelity Advisor Series Growth & Income Fund	5.0	4.9
Fidelity Advisor Series Growth Opportunities Fund	2.6	4.0
Fidelity Advisor Series Opportunistic Insights Fund	3.7	3.3
Fidelity Advisor Series Small Cap Fund	2.0	2.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.8	4.8
Fidelity Series 100 Index Fund	2.2	2.1
Fidelity Series 1000 Value Index Fund	0.8	0.8
Fidelity Series All-Sector Equity Fund	4.8	4.8
Fidelity Series Commodity Strategy Fund	0.7	0.8
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.4	2.4
	40.7	41.1
International Equity Funds
Fidelity Series Emerging Markets Fund	5.6	5.3
Fidelity Series International Growth Fund	5.1	5.3
Fidelity Series International Small Cap Fund	1.2	1.2
Fidelity Series International Value Fund	5.2	5.2
	17.1	17.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.3	3.4
Fidelity Series Inflation-Protected Bond Index Fund	1.6	1.6
Fidelity Series Investment Grade Bond Fund	30.3	30.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	36.6	37.2
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	1.7	1.4
Fidelity Institutional Money Market Portfolio Institutional Class	3.9	3.3
	5.6	4.7
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.7%
International Equity Funds	17.1%
Bond Funds	36.6%
Short-Term Funds	5.6%

Six months ago
Domestic Equity Funds	41.1%
International Equity Funds	17.0%
Bond Funds	37.2%
Short-Term Funds	4.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2015 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	5,617,921	$58,089,302
Fidelity Advisor Series Equity-Income Fund (a)	9,049,128	104,245,953
Fidelity Advisor Series Growth & Income Fund (a)	6,037,023	72,082,054
Fidelity Advisor Series Growth Opportunities Fund (a)	3,436,986	38,116,178
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,597,294	53,959,417
Fidelity Advisor Series Small Cap Fund (a)	2,689,010	28,745,514
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,873,640	69,602,632
Fidelity Series 100 Index Fund (a)	2,494,504	31,530,529
Fidelity Series 1000 Value Index Fund (a)	1,121,631	11,507,939
Fidelity Series All-Sector Equity Fund (a)	5,373,877	69,591,710
Fidelity Series Commodity Strategy Fund (a)(b)	2,028,792	11,097,490
Fidelity Series Real Estate Equity Fund (a)	569,788	7,173,628
Fidelity Series Small Cap Opportunities Fund (a)	2,945,531	34,609,995
TOTAL DOMESTIC EQUITY FUNDS
(Cost $528,365,038)		590,352,341

International Equity Funds - 17.1%
Fidelity Series Emerging Markets Fund (a)	5,641,987	81,357,449
Fidelity Series International Growth Fund (a)	5,531,929	74,349,129
Fidelity Series International Small Cap Fund (a)	1,095,955	17,009,224
Fidelity Series International Value Fund (a)	7,953,668	74,446,337
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $227,322,864)		247,162,139

Bond Funds - 36.6%
Fidelity Series Emerging Markets Debt Fund (a)	968,602	8,891,769
Fidelity Series Floating Rate High Income Fund (a)	400,082	3,784,773
Fidelity Series High Income Fund (a)	5,241,846	47,019,359
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,433,153	23,455,599
Fidelity Series Investment Grade Bond Fund (a)	38,995,345	439,477,535
Fidelity Series Real Estate Income Fund (a)	666,421	7,204,012
TOTAL BOND FUNDS
(Cost $530,027,832)		529,833,047

Short-Term Funds - 5.6%
Fidelity Advisor Series Short-Term Credit Fund (a)	2,444,993	24,376,585
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	56,829,437	56,829,437
TOTAL SHORT-TERM FUNDS
(Cost $81,273,561)		81,206,022
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,366,989,295)		1,448,553,549
NET OTHER ASSETS (LIABILITIES) - 0.0%		(310,257)
NET ASSETS - 100%		$1,448,243,292

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$60,355,784	$9,461,415	$8,638,885	$--	$58,089,302
Fidelity Advisor Series Equity-Income Fund	119,514,300	7,935,814	12,993,217	1,336,779	104,245,953
Fidelity Advisor Series Growth & Income Fund	82,596,407	8,733,368	9,811,345	686,202	72,082,054
Fidelity Advisor Series Growth Opportunities Fund	67,908,530	2,032,513	29,860,520	--	38,116,178
Fidelity Advisor Series Opportunistic Insights Fund	55,457,684	8,301,264	8,037,709	--	53,959,417
Fidelity Advisor Series Short-Term Credit Fund	23,426,656	4,841,342	3,792,265	137,204	24,376,585
Fidelity Advisor Series Small Cap Fund	33,758,528	1,846,962	4,387,656	--	28,745,514
Fidelity Advisor Series Stock Selector Large Cap Value Fund	80,446,351	5,076,876	8,468,840	--	69,602,632
Fidelity Institutional Money Market Portfolio Institutional Class	55,771,057	9,929,675	8,871,295	44,703	56,829,437
Fidelity Series 100 Index Fund	36,009,723	1,861,768	4,831,851	--	31,530,529
Fidelity Series 1000 Value Index Fund	13,354,709	571,653	1,391,795	--	11,507,939
Fidelity Series All-Sector Equity Fund	79,949,155	4,578,001	8,656,503	--	69,591,710
Fidelity Series Commodity Strategy Fund	12,779,891	939,263	1,338,893	--	11,097,490
Fidelity Series Emerging Markets Debt Fund	10,307,125	424,357	1,320,639	286,088	8,891,769
Fidelity Series Emerging Markets Fund	88,555,975	15,541,411	9,065,694	--	81,357,449
Fidelity Series Floating Rate High Income Fund	8,218,284	225,702	4,531,757	122,210	3,784,773
Fidelity Series High Income Fund	57,095,261	2,112,113	7,799,762	1,468,864	47,019,359
Fidelity Series Inflation-Protected Bond Index Fund	26,742,831	772,720	3,775,513	5,922	23,455,599
Fidelity Series International Growth Fund	88,717,088	3,384,608	12,634,429	--	74,349,129
Fidelity Series International Small Cap Fund	20,424,637	282,325	3,428,300	--	17,009,224
Fidelity Series International Value Fund	88,103,016	4,728,209	12,582,457	--	74,446,337
Fidelity Series Investment Grade Bond Fund	515,166,588	17,159,917	79,857,305	5,983,065	439,477,535
Fidelity Series Real Estate Equity Fund	8,258,993	1,739,036	1,509,683	55,116	7,173,628
Fidelity Series Real Estate Income Fund	8,086,633	359,204	906,851	185,298	7,204,012
Fidelity Series Small Cap Opportunities Fund	40,506,944	4,145,471	4,729,618	74,387	34,609,995
Total	$1,681,512,150	$116,984,987	$253,222,782	$10,385,838	$1,448,553,549

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,366,989,295) — See accompanying schedule		$1,448,553,549
Receivable for investments sold		17,950,533
Receivable for fund shares sold		1,024,094
Total assets		1,467,528,176
Liabilities
Payable for investments purchased	$16,805,760
Payable for fund shares redeemed	2,166,939
Distribution and service plan fees payable	312,185
Total liabilities		19,284,884
Net Assets		$1,448,243,292
Net Assets consist of:
Paid in capital		$1,343,799,220
Undistributed net investment income		8,167,894
Accumulated undistributed net realized gain (loss) on investments		14,711,924
Net unrealized appreciation (depreciation) on investments		81,564,254
Net Assets		$1,448,243,292
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($816,023,480 ÷ 69,293,832 shares)		$11.78
Maximum offering price per share (100/94.25 of $11.78)		$12.50
Class T:
Net Asset Value and redemption price per share ($192,095,717 ÷ 16,348,849 shares)		$11.75
Maximum offering price per share (100/96.50 of $11.75)		$12.18
Class B:
Net Asset Value and offering price per share ($4,683,850 ÷ 398,481 shares)(a)		$11.75
Class C:
Net Asset Value and offering price per share ($64,492,413 ÷ 5,532,001 shares)(a)		$11.66
Class I:
Net Asset Value, offering price and redemption price per share ($370,947,832 ÷ 31,240,398 shares)		$11.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$10,385,838
Expenses
Distribution and service plan fees	$2,031,343
Independent trustees' compensation	3,410
Total expenses before reductions	2,034,753
Expense reductions	(3,410)	2,031,343
Net investment income (loss)		8,354,495
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	11,433,387
Capital gain distributions from underlying funds	5,386,070
Total net realized gain (loss)		16,819,457
Change in net unrealized appreciation (depreciation) on underlying funds		(108,154,201)
Net gain (loss)		(91,334,744)
Net increase (decrease) in net assets resulting from operations		$(82,980,249)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,354,495	$27,920,297
Net realized gain (loss)	16,819,457	80,421,644
Change in net unrealized appreciation (depreciation)	(108,154,201)	(13,336,268)
Net increase (decrease) in net assets resulting from operations	(82,980,249)	95,005,673
Distributions to shareholders from net investment income	(3,617,541)	(28,451,885)
Distributions to shareholders from net realized gain	(29,242,656)	(87,342,389)
Total distributions	(32,860,197)	(115,794,274)
Share transactions - net increase (decrease)	(117,049,681)	(187,872,029)
Total increase (decrease) in net assets	(232,890,127)	(208,660,630)
Net Assets
Beginning of period	1,681,133,419	1,889,794,049
End of period (including undistributed net investment income of $8,167,894 and undistributed net investment income of $3,430,940, respectively)	$1,448,243,292	$1,681,133,419

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.70	$12.87	$12.47	$11.85	$11.87	$10.81
Income from Investment Operations
Net investment income (loss)A	.07	.20	.15	.16	.17	.16
Net realized and unrealized gain (loss)	(.74)	.49	.89	.71	.13	1.16
Total from investment operations	(.67)	.69	1.04	.87	.30	1.32
Distributions from net investment income	(.03)	(.21)	(.15)	(.16)	(.17)	(.16)
Distributions from net realized gain	(.23)	(.64)	(.50)	(.09)	(.15)	(.10)
Total distributions	(.25)B	(.86)C	(.64)D	(.25)	(.32)	(.26)
Net asset value, end of period	$11.78	$12.70	$12.87	$12.47	$11.85	$11.87
Total ReturnE,F,G	(5.39)%	5.51%	8.54%	7.45%	2.71%	12.36%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.05%J	1.58%	1.19%	1.36%	1.50%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$816,023	$967,164	$1,086,606	$1,181,020	$1,101,302	$1,004,955
Portfolio turnover rateH	15%J	21%	37%	20%	19%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.225 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.642 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$12.85	$12.46	$11.83	$11.85	$10.79
Income from Investment Operations
Net investment income (loss)A	.05	.17	.12	.13	.14	.13
Net realized and unrealized gain (loss)	(.73)	.48	.88	.72	.13	1.16
Total from investment operations	(.68)	.65	1.00	.85	.27	1.29
Distributions from net investment income	(.02)	(.18)	(.11)	(.13)	(.14)	(.13)
Distributions from net realized gain	(.23)	(.64)	(.50)	(.09)	(.15)	(.10)
Total distributions	(.25)	(.82)	(.61)	(.22)	(.29)	(.23)
Net asset value, end of period	$11.75	$12.68	$12.85	$12.46	$11.83	$11.85
Total ReturnB,C,D	(5.54)%	5.26%	8.20%	7.28%	2.44%	12.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.80%G	1.33%	.94%	1.11%	1.25%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$192,096	$208,468	$226,663	$227,022	$213,366	$236,106
Portfolio turnover rateE	15%G	21%	37%	20%	19%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.69	$12.84	$12.44	$11.81	$11.82	$10.76
Income from Investment Operations
Net investment income (loss)A	.02	.11	.06	.07	.09	.07
Net realized and unrealized gain (loss)	(.73)	.48	.88	.71	.13	1.16
Total from investment operations	(.71)	.59	.94	.78	.22	1.23
Distributions from net investment income	–	(.10)	(.05)	(.06)	(.07)	(.07)
Distributions from net realized gain	(.23)	(.64)	(.49)	(.09)	(.15)	(.10)
Total distributions	(.23)	(.74)	(.54)	(.15)	(.23)B	(.17)
Net asset value, end of period	$11.75	$12.69	$12.84	$12.44	$11.81	$11.82
Total ReturnC,D,E	(5.76)%	4.73%	7.68%	6.65%	1.95%	11.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.30%H	.83%	.44%	.61%	.75%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$4,684	$7,600	$12,232	$17,411	$23,552	$32,762
Portfolio turnover rateF	15%H	21%	37%	20%	19%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.60	$12.77	$12.39	$11.77	$11.79	$10.74
Income from Investment Operations
Net investment income (loss)A	.02	.11	.05	.07	.09	.07
Net realized and unrealized gain (loss)	(.73)	.48	.88	.71	.13	1.15
Total from investment operations	(.71)	.59	.93	.78	.22	1.22
Distributions from net investment income	–B	(.12)	(.06)	(.07)	(.09)	(.07)
Distributions from net realized gain	(.23)	(.64)	(.49)	(.09)	(.15)	(.10)
Total distributions	(.23)	(.76)	(.55)	(.16)	(.24)	(.17)
Net asset value, end of period	$11.66	$12.60	$12.77	$12.39	$11.77	$11.79
Total ReturnC,D,E	(5.77)%	4.75%	7.65%	6.70%	1.98%	11.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.30%H	.83%	.44%	.61%	.75%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$64,492	$72,725	$75,682	$72,115	$70,220	$70,396
Portfolio turnover rateF	15%H	21%	37%	20%	19%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.79	$12.96	$12.56	$11.93	$11.94	$10.87
Income from Investment Operations
Net investment income (loss)A	.08	.24	.18	.19	.20	.19
Net realized and unrealized gain (loss)	(.74)	.48	.90	.72	.14	1.17
Total from investment operations	(.66)	.72	1.08	.91	.34	1.36
Distributions from net investment income	(.04)	(.25)	(.18)	(.19)	(.19)	(.19)
Distributions from net realized gain	(.23)	(.64)	(.50)	(.09)	(.15)	(.10)
Total distributions	(.26)B	(.89)	(.68)	(.28)	(.35)C	(.29)
Net asset value, end of period	$11.87	$12.79	$12.96	$12.56	$11.93	$11.94
Total ReturnD,E	(5.29)%	5.74%	8.75%	7.74%	3.01%	12.67%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%I	-%	-%	-%	-%	-%
Expenses net of all reductions	-%I	-%	-%	-%	-%	-%
Net investment income (loss)	1.30%I	1.83%	1.44%	1.61%	1.75%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$370,948	$425,176	$488,611	$467,604	$348,068	$238,655
Portfolio turnover rateF	15%I	21%	37%	20%	19%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.225 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	4.4	4.0
Fidelity Advisor Series Equity-Income Fund	8.0	7.8
Fidelity Advisor Series Growth & Income Fund	5.5	5.4
Fidelity Advisor Series Growth Opportunities Fund	2.9	4.4
Fidelity Advisor Series Opportunistic Insights Fund	4.1	3.6
Fidelity Advisor Series Small Cap Fund	2.2	2.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.3	5.3
Fidelity Series 100 Index Fund	2.4	2.4
Fidelity Series 1000 Value Index Fund	0.9	0.9
Fidelity Series All-Sector Equity Fund	5.3	5.3
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Real Estate Equity Fund	0.6	0.5
Fidelity Series Small Cap Opportunities Fund	2.6	2.7
	45.0	45.3
International Equity Funds
Fidelity Series Emerging Markets Fund	6.0	5.7
Fidelity Series International Growth Fund	5.7	5.9
Fidelity Series International Small Cap Fund	1.3	1.4
Fidelity Series International Value Fund	5.8	5.8
	18.8	18.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.3	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.8	0.8
Fidelity Series Investment Grade Bond Fund	26.7	27.0
Fidelity Series Real Estate Income Fund	0.5	0.5
	32.2	32.8
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	1.2	0.9
Fidelity Institutional Money Market Portfolio Institutional Class	2.8	2.2
	4.0	3.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.0%
International Equity Funds	18.8%
Bond Funds	32.2%
Short-Term Funds	4.0%

Six months ago
Domestic Equity Funds	45.3%
International Equity Funds	18.8%
Bond Funds	32.8%
Short-Term Funds	3.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2020 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	11,976,756	$123,839,658
Fidelity Advisor Series Equity-Income Fund (a)	19,336,668	222,758,414
Fidelity Advisor Series Growth & Income Fund (a)	12,900,479	154,031,715
Fidelity Advisor Series Growth Opportunities Fund (a)	7,344,846	81,454,343
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,687,191	115,307,871
Fidelity Advisor Series Small Cap Fund (a)	5,746,399	61,429,010
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,551,391	148,733,982
Fidelity Series 100 Index Fund (a)	5,330,816	67,381,513
Fidelity Series 1000 Value Index Fund (a)	2,397,515	24,598,504
Fidelity Series All-Sector Equity Fund (a)	11,483,435	148,710,486
Fidelity Series Commodity Strategy Fund (a)(b)	3,879,246	21,219,476
Fidelity Series Real Estate Equity Fund (a)	1,217,513	15,328,489
Fidelity Series Small Cap Opportunities Fund (a)	6,294,538	73,960,819
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,144,518,377)		1,258,754,280

International Equity Funds - 18.8%
Fidelity Series Emerging Markets Fund (a)	11,667,624	168,247,136
Fidelity Series International Growth Fund (a)	11,979,615	161,006,022
Fidelity Series International Small Cap Fund (a)	2,372,546	36,821,908
Fidelity Series International Value Fund (a)	17,224,076	161,217,355
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $494,073,429)		527,292,421

Bond Funds - 32.2%
Fidelity Series Emerging Markets Debt Fund (a)	1,864,202	17,113,371
Fidelity Series Floating Rate High Income Fund (a)	778,849	7,367,911
Fidelity Series High Income Fund (a)	10,205,933	91,547,219
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,353,365	22,686,436
Fidelity Series Investment Grade Bond Fund (a)	66,416,123	748,509,704
Fidelity Series Real Estate Income Fund (a)	1,299,334	14,045,799
TOTAL BOND FUNDS
(Cost $915,692,501)		901,270,440

Short-Term Funds - 4.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	3,345,621	33,355,844
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	77,765,500	77,765,500
TOTAL SHORT-TERM FUNDS
(Cost $111,207,048)		111,121,344
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,665,491,355)		2,798,438,485
NET OTHER ASSETS (LIABILITIES) - 0.0%		(592,599)
NET ASSETS - 100%		$2,797,845,886

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$126,386,871	$19,364,454	$15,275,994	$--	$123,839,658
Fidelity Advisor Series Equity-Income Fund	249,704,693	16,114,189	21,227,412	2,818,528	222,758,414
Fidelity Advisor Series Growth & Income Fund	173,080,838	17,577,865	16,462,432	1,449,665	154,031,715
Fidelity Advisor Series Growth Opportunities Fund	138,694,180	4,260,355	57,142,773	--	81,454,343
Fidelity Advisor Series Opportunistic Insights Fund	116,130,069	17,173,939	14,196,632	--	115,307,871
Fidelity Advisor Series Short-Term Credit Fund	29,582,107	8,178,319	4,279,362	179,990	33,355,844
Fidelity Advisor Series Small Cap Fund	70,690,728	3,720,880	7,686,879	--	61,429,010
Fidelity Advisor Series Stock Selector Large Cap Value Fund	168,689,690	9,873,211	13,904,161	--	148,733,982
Fidelity Institutional Money Market Portfolio Institutional Class	67,858,030	20,027,969	10,120,499	58,815	77,765,500
Fidelity Series 100 Index Fund	75,410,032	3,768,930	8,547,004	--	67,381,513
Fidelity Series 1000 Value Index Fund	27,702,811	1,430,998	2,332,882	--	24,598,504
Fidelity Series All-Sector Equity Fund	167,651,764	9,063,255	14,573,404	--	148,710,486
Fidelity Series Commodity Strategy Fund	24,138,851	1,518,532	1,985,779	--	21,219,476
Fidelity Series Emerging Markets Debt Fund	19,527,200	854,164	2,266,875	547,306	17,113,371
Fidelity Series Emerging Markets Fund	182,198,442	29,248,969	15,013,286	--	168,247,136
Fidelity Series Floating Rate High Income Fund	15,543,509	495,839	8,423,936	233,752	7,367,911
Fidelity Series High Income Fund	109,195,867	4,384,830	13,528,785	2,834,539	91,547,219
Fidelity Series Inflation-Protected Bond Index Fund	26,713,647	417,507	4,159,938	6,884	22,686,436
Fidelity Series International Growth Fund	187,596,587	6,750,619	22,210,068	--	161,006,022
Fidelity Series International Small Cap Fund	43,194,786	690,165	6,439,097	--	36,821,908
Fidelity Series International Value Fund	186,353,512	9,612,172	22,097,784	--	161,217,355
Fidelity Series Investment Grade Bond Fund	858,554,110	34,130,813	122,261,600	10,038,026	748,509,704
Fidelity Series Real Estate Equity Fund	17,274,870	3,352,646	2,499,648	117,761	15,328,489
Fidelity Series Real Estate Income Fund	15,325,390	709,505	1,340,565	358,274	14,045,799
Fidelity Series Small Cap Opportunities Fund	84,939,720	8,355,983	7,963,514	156,408	73,960,819
Total	$3,182,138,304	$231,076,108	$415,940,309	$18,799,948	$2,798,438,485

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $2,665,491,355) — See accompanying schedule		$2,798,438,485
Cash		2,184
Receivable for investments sold		33,759,781
Receivable for fund shares sold		1,806,425
Total assets		2,834,006,875
Liabilities
Payable for investments purchased	$29,013,837
Payable for fund shares redeemed	6,553,326
Distribution and service plan fees payable	593,826
Total liabilities		36,160,989
Net Assets		$2,797,845,886
Net Assets consist of:
Paid in capital		$2,627,474,751
Undistributed net investment income		14,912,184
Accumulated undistributed net realized gain (loss) on investments		22,511,821
Net unrealized appreciation (depreciation) on investments		132,947,130
Net Assets		$2,797,845,886
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,551,920,341 ÷ 124,935,070 shares)		$12.42
Maximum offering price per share (100/94.25 of $12.42)		$13.18
Class T:
Net Asset Value and redemption price per share ($397,149,054 ÷ 31,999,090 shares)		$12.41
Maximum offering price per share (100/96.50 of $12.41)		$12.86
Class B:
Net Asset Value and offering price per share ($10,891,844 ÷ 877,347 shares)(a)		$12.41
Class C:
Net Asset Value and offering price per share ($104,640,035 ÷ 8,500,190 shares)(a)		$12.31
Class I:
Net Asset Value, offering price and redemption price per share ($733,244,612 ÷ 58,557,796 shares)		$12.52

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$18,799,948
Expenses
Distribution and service plan fees	$3,829,861
Independent trustees' compensation	6,502
Total expenses before reductions	3,836,363
Expense reductions	(6,502)	3,829,861
Net investment income (loss)		14,970,087
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	14,630,391
Capital gain distributions from underlying funds	11,411,405
Total net realized gain (loss)		26,041,796
Change in net unrealized appreciation (depreciation) on underlying funds		(213,466,023)
Net gain (loss)		(187,424,227)
Net increase (decrease) in net assets resulting from operations		$(172,454,140)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,970,087	$51,885,755
Net realized gain (loss)	26,041,796	150,944,017
Change in net unrealized appreciation (depreciation)	(213,466,023)	(17,185,181)
Net increase (decrease) in net assets resulting from operations	(172,454,140)	185,644,591
Distributions to shareholders from net investment income	(5,798,056)	(52,702,785)
Distributions to shareholders from net realized gain	(53,921,178)	(151,703,673)
Total distributions	(59,719,234)	(204,406,458)
Share transactions - net increase (decrease)	(151,475,157)	(188,969,138)
Total increase (decrease) in net assets	(383,648,531)	(207,731,005)
Net Assets
Beginning of period	3,181,494,417	3,389,225,422
End of period (including undistributed net investment income of $14,912,184 and undistributed net investment income of $5,740,153, respectively)	$2,797,845,886	$3,181,494,417

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.44	$13.54	$13.05	$12.35	$12.45	$11.21
Income from Investment Operations
Net investment income (loss)A	.06	.22	.16	.18	.19	.16
Net realized and unrealized gain (loss)	(.82)	.55	1.04	.78	.06	1.36
Total from investment operations	(.76)	.77	1.20	.96	.25	1.52
Distributions from net investment income	(.03)	(.23)	(.16)	(.18)	(.18)	(.17)
Distributions from net realized gain	(.23)	(.64)	(.55)	(.08)	(.18)	(.11)
Total distributions	(.26)	(.87)	(.71)	(.26)	(.35)B	(.28)
Net asset value, end of period	$12.42	$13.44	$13.54	$13.05	$12.35	$12.45
Total ReturnC,D,E	(5.83)%	5.82%	9.38%	7.91%	2.23%	13.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.98%H	1.59%	1.22%	1.44%	1.55%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$1,551,920	$1,775,399	$1,910,164	$1,944,691	$1,740,500	$1,557,402
Portfolio turnover rateF	15%H	21%	40%	21%	18%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.44	$13.54	$13.05	$12.34	$12.45	$11.20
Income from Investment Operations
Net investment income (loss)A	.05	.18	.13	.15	.16	.13
Net realized and unrealized gain (loss)	(.83)	.55	1.03	.79	.05	1.37
Total from investment operations	(.78)	.73	1.16	.94	.21	1.50
Distributions from net investment income	(.02)	(.19)	(.13)	(.15)	(.15)	(.13)
Distributions from net realized gain	(.23)	(.64)	(.55)	(.08)	(.18)	(.11)
Total distributions	(.25)	(.83)	(.67)B	(.23)	(.32)C	(.25)D
Net asset value, end of period	$12.41	$13.44	$13.54	$13.05	$12.34	$12.45
Total ReturnE,F,G	(5.96)%	5.56%	9.11%	7.72%	1.86%	13.50%
Ratios to Average Net AssetsH,I
Expenses before reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.73%J	1.34%	.97%	1.19%	1.30%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$397,149	$440,674	$465,828	$430,153	$386,416	$424,707
Portfolio turnover rateH	15%J	21%	40%	21%	18%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.45	$13.53	$13.04	$12.32	$12.41	$11.17
Income from Investment Operations
Net investment income (loss)A	.02	.11	.06	.09	.10	.08
Net realized and unrealized gain (loss)	(.83)	.56	1.03	.79	.06	1.35
Total from investment operations	(.81)	.67	1.09	.88	.16	1.43
Distributions from net investment income	–	(.11)	(.05)	(.08)	(.08)	(.08)
Distributions from net realized gain	(.23)	(.64)	(.54)	(.08)	(.17)	(.11)
Total distributions	(.23)	(.75)	(.60)B	(.16)	(.25)	(.19)
Net asset value, end of period	$12.41	$13.45	$13.53	$13.04	$12.32	$12.41
Total ReturnC,D,E	(6.19)%	5.04%	8.49%	7.19%	1.39%	12.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.23%H	.84%	.48%	.69%	.80%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$10,892	$16,005	$24,060	$33,074	$43,138	$61,856
Portfolio turnover rateF	15%H	21%	40%	21%	18%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.60 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.544 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.35	$13.45	$12.97	$12.27	$12.37	$11.14
Income from Investment Operations
Net investment income (loss)A	.01	.11	.06	.09	.10	.08
Net realized and unrealized gain (loss)	(.82)	.55	1.03	.78	.06	1.34
Total from investment operations	(.81)	.66	1.09	.87	.16	1.42
Distributions from net investment income	–B	(.12)	(.07)	(.08)	(.09)	(.08)
Distributions from net realized gain	(.23)	(.64)	(.54)	(.08)	(.17)	(.11)
Total distributions	(.23)	(.76)	(.61)	(.17)C	(.26)	(.19)
Net asset value, end of period	$12.31	$13.35	$13.45	$12.97	$12.27	$12.37
Total ReturnD,E,F	(6.20)%	5.07%	8.57%	7.13%	1.43%	12.89%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.23%I	.84%	.47%	.69%	.80%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$104,640	$112,535	$113,194	$102,576	$97,550	$101,019
Portfolio turnover rateG	15%I	21%	40%	21%	18%	39%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.54	$13.63	$13.14	$12.42	$12.53	$11.27
Income from Investment Operations
Net investment income (loss)A	.08	.25	.20	.21	.22	.19
Net realized and unrealized gain (loss)	(.84)	.56	1.03	.80	.05	1.38
Total from investment operations	(.76)	.81	1.23	1.01	.27	1.57
Distributions from net investment income	(.03)	(.26)	(.19)	(.21)	(.21)	(.20)
Distributions from net realized gain	(.23)	(.64)	(.55)	(.08)	(.18)	(.11)
Total distributions	(.26)	(.90)	(.74)	(.29)	(.38)B	(.31)
Net asset value, end of period	$12.52	$13.54	$13.63	$13.14	$12.42	$12.53
Total ReturnC,D	(5.72)%	6.13%	9.58%	8.28%	2.39%	14.09%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%H	-%	-%	-%	-%	-%
Expenses net of all reductions	-%H	-%	-%	-%	-%	-%
Net investment income (loss)	1.23%H	1.84%	1.47%	1.69%	1.80%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$733,245	$836,880	$875,979	$777,288	$555,462	$365,157
Portfolio turnover rateF	15%H	21%	40%	21%	18%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.0	4.5
Fidelity Advisor Series Equity-Income Fund	8.9	9.0
Fidelity Advisor Series Growth & Income Fund	6.2	6.2
Fidelity Advisor Series Growth Opportunities Fund	3.3	4.9
Fidelity Advisor Series Opportunistic Insights Fund	4.6	4.1
Fidelity Advisor Series Small Cap Fund	2.5	2.5
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.9	6.0
Fidelity Series 100 Index Fund	2.7	2.7
Fidelity Series 1000 Value Index Fund	1.0	1.0
Fidelity Series All-Sector Equity Fund	5.9	6.0
Fidelity Series Commodity Strategy Fund	0.7	0.8
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Opportunities Fund	3.0	3.1
	50.3	51.4
International Equity Funds
Fidelity Series Emerging Markets Fund	6.5	6.2
Fidelity Series International Growth Fund	6.5	6.8
Fidelity Series International Small Cap Fund	1.5	1.6
Fidelity Series International Value Fund	6.6	6.8
	21.1	21.4
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.3	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	19.9	19.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	24.8	24.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	1.1	0.8
Fidelity Institutional Money Market Portfolio Institutional Class	2.7	1.9
	3.8	2.7
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.3%
International Equity Funds	21.1%
Bond Funds	24.8%
Short-Term Funds	3.8%

Six months ago
Domestic Equity Funds	51.4%
International Equity Funds	21.4%
Bond Funds	24.5%
Short-Term Funds	2.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2025 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	13,934,318	$144,080,847
Fidelity Advisor Series Equity-Income Fund (a)	22,441,782	258,529,324
Fidelity Advisor Series Growth & Income Fund (a)	14,972,831	178,775,597
Fidelity Advisor Series Growth Opportunities Fund (a)	8,525,885	94,552,067
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,922,635	133,839,523
Fidelity Advisor Series Small Cap Fund (a)	6,670,716	71,309,957
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	14,567,864	172,629,185
Fidelity Series 100 Index Fund (a)	6,188,362	78,220,893
Fidelity Series 1000 Value Index Fund (a)	2,785,030	28,574,408
Fidelity Series All-Sector Equity Fund (a)	13,328,322	172,601,766
Fidelity Series Commodity Strategy Fund (a)(b)	4,015,397	21,964,222
Fidelity Series Real Estate Equity Fund (a)	1,412,766	17,786,725
Fidelity Series Small Cap Opportunities Fund (a)	7,306,727	85,854,038
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,328,582,394)		1,458,718,552

International Equity Funds - 21.1%
Fidelity Series Emerging Markets Fund (a)	13,105,891	188,986,944
Fidelity Series International Growth Fund (a)	14,172,967	190,484,680
Fidelity Series International Small Cap Fund (a)	2,804,502	43,525,867
Fidelity Series International Value Fund (a)	20,377,806	190,736,260
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $579,897,236)		613,733,751

Bond Funds - 24.8%
Fidelity Series Emerging Markets Debt Fund (a)	1,972,837	18,110,646
Fidelity Series Floating Rate High Income Fund (a)	814,650	7,706,593
Fidelity Series High Income Fund (a)	10,659,427	95,615,063
Fidelity Series Inflation-Protected Bond Index Fund (a)	646,009	6,227,530
Fidelity Series Investment Grade Bond Fund (a)	51,203,697	577,065,667
Fidelity Series Real Estate Income Fund (a)	1,355,959	14,657,913
TOTAL BOND FUNDS
(Cost $733,355,012)		719,383,412

Short-Term Funds - 3.8%
Fidelity Advisor Series Short-Term Credit Fund (a)	3,335,823	33,258,157
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	77,536,904	77,536,904
TOTAL SHORT-TERM FUNDS
(Cost $110,877,806)		110,795,061
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,752,712,448)		2,902,630,776
NET OTHER ASSETS (LIABILITIES) - 0.0%		(593,131)
NET ASSETS - 100%		$2,902,037,645

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$144,312,076	$22,952,062	$15,395,131	$--	$144,080,847
Fidelity Advisor Series Equity-Income Fund	287,919,939	18,118,149	21,917,656	3,258,244	258,529,324
Fidelity Advisor Series Growth & Income Fund	198,720,089	20,532,429	16,813,916	1,673,112	178,775,597
Fidelity Advisor Series Growth Opportunities Fund	156,421,792	5,744,990	62,334,577	--	94,552,067
Fidelity Advisor Series Opportunistic Insights Fund	132,598,648	20,020,828	14,286,485	--	133,839,523
Fidelity Advisor Series Short-Term Credit Fund	26,537,237	11,493,743	4,645,226	176,527	33,258,157
Fidelity Advisor Series Small Cap Fund	80,717,054	4,306,649	7,485,863	--	71,309,957
Fidelity Advisor Series Stock Selector Large Cap Value Fund	193,177,033	11,059,022	12,918,633	--	172,629,185
Fidelity Institutional Money Market Portfolio Institutional Class	61,834,339	26,566,334	10,863,769	57,716	77,536,904
Fidelity Series 100 Index Fund	86,640,901	3,682,693	8,255,234	--	78,220,893
Fidelity Series 1000 Value Index Fund	32,149,422	1,235,819	2,224,876	--	28,574,408
Fidelity Series All-Sector Equity Fund	192,228,807	10,352,358	14,249,992	--	172,601,766
Fidelity Series Commodity Strategy Fund	24,344,902	1,873,320	1,720,585	--	21,964,222
Fidelity Series Emerging Markets Debt Fund	19,479,638	1,149,856	1,474,283	558,584	18,110,646
Fidelity Series Emerging Markets Fund	199,588,748	33,927,753	12,265,663	--	188,986,944
Fidelity Series Floating Rate High Income Fund	15,675,548	542,282	8,253,006	239,521	7,706,593
Fidelity Series High Income Fund	107,265,912	7,100,443	9,965,084	2,878,006	95,615,063
Fidelity Series Inflation-Protected Bond Index Fund	--	6,299,279	70,130	164	6,227,530
Fidelity Series International Growth Fund	218,286,518	7,648,322	22,075,762	--	190,484,680
Fidelity Series International Small Cap Fund	50,252,763	1,352,897	7,291,782	--	43,525,867
Fidelity Series International Value Fund	216,774,929	11,099,700	21,952,266	--	190,736,260
Fidelity Series Investment Grade Bond Fund	625,967,564	48,462,225	81,097,879	7,554,430	577,065,667
Fidelity Series Real Estate Equity Fund	19,959,849	3,684,419	2,665,384	134,706	17,786,725
Fidelity Series Real Estate Income Fund	15,385,608	917,808	976,789	369,260	14,657,913
Fidelity Series Small Cap Opportunities Fund	97,449,201	10,381,314	8,681,551	182,470	85,854,038
Total	$3,203,688,517	$290,504,694	$369,881,522	$17,082,740	$2,902,630,776

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $2,752,712,448) — See accompanying schedule		$2,902,630,776
Cash		8
Receivable for investments sold		25,816,490
Receivable for fund shares sold		2,465,775
Total assets		2,930,913,049
Liabilities
Payable for investments purchased	$22,402,077
Payable for fund shares redeemed	5,878,611
Distribution and service plan fees payable	594,716
Total liabilities		28,875,404
Net Assets		$2,902,037,645
Net Assets consist of:
Paid in capital		$2,717,588,600
Undistributed net investment income		13,310,052
Accumulated undistributed net realized gain (loss) on investments		21,220,665
Net unrealized appreciation (depreciation) on investments		149,918,328
Net Assets		$2,902,037,645
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,645,811,238 ÷ 135,271,049 shares)		$12.17
Maximum offering price per share (100/94.25 of $12.17)		$12.91
Class T:
Net Asset Value and redemption price per share ($387,942,692 ÷ 31,847,512 shares)		$12.18
Maximum offering price per share (100/96.50 of $12.18)		$12.62
Class B:
Net Asset Value and offering price per share ($8,027,072 ÷ 663,029 shares)(a)		$12.11
Class C:
Net Asset Value and offering price per share ($90,531,409 ÷ 7,545,643 shares)(a)		$12.00
Class I:
Net Asset Value, offering price and redemption price per share ($769,725,234 ÷ 62,714,550 shares)		$12.27

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$17,082,740
Expenses
Distribution and service plan fees	$3,805,501
Independent trustees' compensation	6,646
Total expenses before reductions	3,812,147
Expense reductions	(6,646)	3,805,501
Net investment income (loss)		13,277,239
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	13,123,123
Capital gain distributions from underlying funds	13,230,803
Total net realized gain (loss)		26,353,926
Change in net unrealized appreciation (depreciation) on underlying funds		(234,804,047)
Net gain (loss)		(208,450,121)
Net increase (decrease) in net assets resulting from operations		$(195,172,882)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,277,239	$50,135,549
Net realized gain (loss)	26,353,926	163,813,037
Change in net unrealized appreciation (depreciation)	(234,804,047)	(18,060,813)
Net increase (decrease) in net assets resulting from operations	(195,172,882)	195,887,773
Distributions to shareholders from net investment income	(4,281,344)	(51,154,371)
Distributions to shareholders from net realized gain	(59,926,982)	(158,637,898)
Total distributions	(64,208,326)	(209,792,269)
Share transactions - net increase (decrease)	(41,637,098)	(32,226,786)
Total increase (decrease) in net assets	(301,018,306)	(46,131,282)
Net Assets
Beginning of period	3,203,055,951	3,249,187,233
End of period (including undistributed net investment income of $13,310,052 and undistributed net investment income of $4,314,157, respectively)	$2,902,037,645	$3,203,055,951

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.25	$13.33	$12.72	$11.91	$12.09	$10.76
Income from Investment Operations
Net investment income (loss)A	.05	.21	.16	.18	.18	.16
Net realized and unrealized gain (loss)	(.86)	.60	1.26	.88	(.01)	1.43
Total from investment operations	(.81)	.81	1.42	1.06	.17	1.59
Distributions from net investment income	(.02)	(.22)	(.16)	(.18)	(.17)	(.16)
Distributions from net realized gain	(.25)	(.67)	(.66)	(.07)	(.18)	(.11)
Total distributions	(.27)	(.89)	(.81)B	(.25)	(.35)	(.26)C
Net asset value, end of period	$12.17	$13.25	$13.33	$12.72	$11.91	$12.09
Total ReturnD,E,F	(6.31)%	6.26%	11.54%	9.00%	1.61%	14.97%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.84%I	1.55%	1.25%	1.54%	1.56%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$1,645,811	$1,853,121	$1,907,797	$1,806,028	$1,539,333	$1,290,255
Portfolio turnover rateG	19%I	23%	41%	22%	14%	34%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.27	$13.35	$12.74	$11.93	$12.11	$10.78
Income from Investment Operations
Net investment income (loss)A	.04	.17	.13	.15	.15	.13
Net realized and unrealized gain (loss)	(.87)	.61	1.26	.88	(.01)	1.43
Total from investment operations	(.83)	.78	1.39	1.03	.14	1.56
Distributions from net investment income	(.01)	(.19)	(.13)	(.15)	(.14)	(.13)
Distributions from net realized gain	(.25)	(.67)	(.66)	(.07)	(.18)	(.11)
Total distributions	(.26)	(.86)	(.78)B	(.22)	(.32)	(.23)C
Net asset value, end of period	$12.18	$13.27	$13.35	$12.74	$11.93	$12.11
Total ReturnD,E,F	(6.43)%	6.00%	11.27%	8.74%	1.33%	14.67%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.59%I	1.30%	1.00%	1.29%	1.31%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$387,943	$405,224	$387,919	$324,352	$257,594	$258,166
Portfolio turnover rateG	19%I	23%	41%	22%	14%	34%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.20	$13.27	$12.66	$11.84	$12.01	$10.70
Income from Investment Operations
Net investment income (loss)A	.01	.11	.06	.09	.09	.07
Net realized and unrealized gain (loss)	(.86)	.59	1.26	.88	(.01)	1.42
Total from investment operations	(.85)	.70	1.32	.97	.08	1.49
Distributions from net investment income	–	(.10)	(.06)	(.08)	(.08)	(.07)
Distributions from net realized gain	(.24)	(.67)	(.65)	(.07)	(.17)	(.11)
Total distributions	(.24)	(.77)	(.71)	(.15)	(.25)	(.18)
Net asset value, end of period	$12.11	$13.20	$13.27	$12.66	$11.84	$12.01
Total ReturnB,C,D	(6.62)%	5.42%	10.71%	8.26%	.82%	14.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.09%G	.81%	.50%	.79%	.81%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$8,027	$11,217	$17,698	$23,061	$29,202	$38,946
Portfolio turnover rateE	19%G	23%	41%	22%	14%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.09	$13.19	$12.60	$11.80	$11.98	$10.68
Income from Investment Operations
Net investment income (loss)A	.01	.11	.06	.09	.09	.07
Net realized and unrealized gain (loss)	(.86)	.59	1.25	.87	(.01)	1.41
Total from investment operations	(.85)	.70	1.31	.96	.08	1.48
Distributions from net investment income	–	(.12)	(.07)	(.10)	(.09)	(.08)
Distributions from net realized gain	(.24)	(.67)	(.65)	(.07)	(.17)	(.11)
Total distributions	(.24)	(.80)B	(.72)	(.16)C	(.26)	(.18)D
Net asset value, end of period	$12.00	$13.09	$13.19	$12.60	$11.80	$11.98
Total ReturnE,F,G	(6.63)%	5.42%	10.71%	8.23%	.86%	14.01%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.00%J	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%J	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%J	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.09%J	.80%	.50%	.79%	.81%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$90,531	$94,878	$89,402	$74,415	$66,126	$61,640
Portfolio turnover rateH	19%J	23%	41%	22%	14%	34%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.672 per share.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.35	$13.43	$12.81	$11.99	$12.17	$10.83
Income from Investment Operations
Net investment income (loss)A	.07	.24	.19	.22	.21	.19
Net realized and unrealized gain (loss)	(.87)	.60	1.28	.88	(.02)	1.44
Total from investment operations	(.80)	.84	1.47	1.10	.19	1.63
Distributions from net investment income	(.03)	(.25)	(.19)	(.21)	(.20)	(.18)
Distributions from net realized gain	(.25)	(.67)	(.66)	(.07)	(.18)	(.11)
Total distributions	(.28)	(.92)	(.85)	(.28)	(.37)B	(.29)
Net asset value, end of period	$12.27	$13.35	$13.43	$12.81	$11.99	$12.17
Total ReturnC,D	(6.20)%	6.48%	11.81%	9.29%	1.84%	15.23%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	1.09%H	1.80%	1.50%	1.79%	1.81%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$769,725	$838,616	$846,372	$686,540	$470,704	$284,309
Portfolio turnover rateE	19%H	23%	41%	22%	14%	34%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.9	5.4
Fidelity Advisor Series Equity-Income Fund	10.7	10.6
Fidelity Advisor Series Growth & Income Fund	7.4	7.4
Fidelity Advisor Series Growth Opportunities Fund	3.9	5.7
Fidelity Advisor Series Opportunistic Insights Fund	5.5	4.9
Fidelity Advisor Series Small Cap Fund	3.0	3.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.1	7.1
Fidelity Series 100 Index Fund	3.2	3.2
Fidelity Series 1000 Value Index Fund	1.2	1.2
Fidelity Series All-Sector Equity Fund	7.1	7.2
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Real Estate Equity Fund	0.7	0.7
Fidelity Series Small Cap Opportunities Fund	3.5	3.6
	60.0	60.8
International Equity Funds
Fidelity Series Emerging Markets Fund	7.4	7.1
Fidelity Series International Growth Fund	8.1	8.3
Fidelity Series International Small Cap Fund	1.8	1.9
Fidelity Series International Value Fund	8.0	8.2
	25.3	25.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.3	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	8.7	7.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	13.6	12.4
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.3	0.4
Fidelity Institutional Money Market Portfolio Institutional Class	0.8	0.9
	1.1	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.0%
International Equity Funds	25.3%
Bond Funds	13.6%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	60.8%
International Equity Funds	25.5%
Bond Funds	12.4%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2030 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	16,148,978	$166,980,436
Fidelity Advisor Series Equity-Income Fund (a)	26,045,111	300,039,683
Fidelity Advisor Series Growth & Income Fund (a)	17,355,209	207,221,197
Fidelity Advisor Series Growth Opportunities Fund (a)	9,877,388	109,540,233
Fidelity Advisor Series Opportunistic Insights Fund (a)	10,340,346	155,105,188
Fidelity Advisor Series Small Cap Fund (a)	7,755,346	82,904,653
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	16,885,539	200,093,643
Fidelity Series 100 Index Fund (a)	7,187,896	90,854,999
Fidelity Series 1000 Value Index Fund (a)	3,227,445	33,113,584
Fidelity Series All-Sector Equity Fund (a)	15,448,783	200,061,742
Fidelity Series Commodity Strategy Fund (a)(b)	3,977,517	21,757,016
Fidelity Series Real Estate Equity Fund (a)	1,638,563	20,629,505
Fidelity Series Small Cap Opportunities Fund (a)	8,464,510	99,457,994
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,554,244,679)		1,687,759,873

International Equity Funds - 25.3%
Fidelity Series Emerging Markets Fund (a)	14,379,148	207,347,316
Fidelity Series International Growth Fund (a)	16,892,426	227,034,205
Fidelity Series International Small Cap Fund (a)	3,326,388	51,625,538
Fidelity Series International Value Fund (a)	24,017,703	224,805,701
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $680,777,343)		710,812,760

Bond Funds - 13.6%
Fidelity Series Emerging Markets Debt Fund (a)	1,933,005	17,744,987
Fidelity Series Floating Rate High Income Fund (a)	802,716	7,593,690
Fidelity Series High Income Fund (a)	10,450,497	93,740,954
Fidelity Series Inflation-Protected Bond Index Fund (a)	592,362	5,710,373
Fidelity Series Investment Grade Bond Fund (a)	21,586,045	243,274,732
Fidelity Series Real Estate Income Fund (a)	1,333,501	14,415,148
TOTAL BOND FUNDS
(Cost $392,204,034)		382,479,884

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	907,708	9,049,847
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	21,098,629	21,098,629
TOTAL SHORT-TERM FUNDS
(Cost $30,174,602)		30,148,476
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,657,400,658)		2,811,200,993
NET OTHER ASSETS (LIABILITIES) - 0.0%		(567,226)
NET ASSETS - 100%		$2,810,633,767

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$170,939,544	$23,864,307	$18,687,151	$--	$166,980,436
Fidelity Advisor Series Equity-Income Fund	337,084,440	18,816,680	25,833,676	3,829,079	300,039,683
Fidelity Advisor Series Growth & Income Fund	234,898,179	20,337,131	20,270,905	1,975,043	207,221,197
Fidelity Advisor Series Growth Opportuniites Fund	180,049,078	5,587,455	69,856,962	--	109,540,233
Fidelity Advisor Series Opportunistic Insight Fund	157,066,598	21,330,859	18,016,307	--	155,105,188
Fidelity Advisor Series Short-Term Credit Fund	13,309,442	492,868	4,697,116	66,771	9,049,847
Fidelity Advisor Series Small Cap Fund	95,609,790	4,590,584	9,966,018	--	82,904,653
Fidelity Advisor Series Stock Selector Large Cap Value Fund	227,730,290	10,695,576	16,440,065	--	200,093,643
Fidelity Institutional Money Market Portfolio Institutional Class	27,494,891	3,192,725	9,588,987	20,690	21,098,629
Fidelity Series 100 Index Fund	102,298,856	3,744,978	10,670,706	--	90,854,999
Fidelity Series 1000 Value Index Fund	38,001,637	979,436	2,836,899	--	33,113,584
Fidelity Series All-Sector Equity Fund	227,959,760	8,538,073	17,995,638	--	200,061,742
Fidelity Series Commodity Strategy Fund	24,913,457	1,867,393	2,553,367	--	21,757,016
Fidelity Series Emerging Markets Debt Fund	19,779,598	1,041,733	2,049,503	558,632	17,744,987
Fidelity Series Emerging Markets Fund	227,769,807	34,362,527	18,583,592	--	207,347,316
Fidelity Series Floating Rate High Income Fund	15,494,247	495,653	8,135,324	237,745	7,593,690
Fidelity Series High Income Fund	106,346,466	6,981,974	10,958,711	2,834,492	93,740,954
Fidelity Series Inflation-Protected Bond Index Fund	946	5,790,701	78,777	146	5,710,373
Fidelity Series International Growth Fund	263,779,980	8,332,128	29,287,338	--	227,034,205
Fidelity Series International Small Cap Fund	60,471,957	1,510,843	9,415,975	--	51,625,538
Fidelity Series International Value Fund	259,813,671	11,740,698	28,675,479	--	224,805,701
Fidelity Series Investment Grade Bond Fund	237,385,975	44,943,372	32,705,694	3,015,863	243,274,732
Fidelity Series Real Estate Equity Fund	23,670,120	4,042,066	3,241,085	161,071	20,629,505
Fidelity Series Real Estate Income Fund	15,363,594	896,369	1,184,813	364,303	14,415,148
Fidelity Series Small Cap Opportunities Fund	115,222,466	9,959,879	10,054,194	215,089	99,457,994
Total	$3,182,454,789	$254,136,008	$381,784,282	$13,278,924	$2,811,200,993

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $2,657,400,658) — See accompanying schedule		$2,811,200,993
Cash		5
Receivable for investments sold		14,121,151
Receivable for fund shares sold		2,587,858
Total assets		2,827,910,007
Liabilities
Payable for investments purchased	$11,178,885
Payable for fund shares redeemed	5,526,517
Distribution and service plan fees payable	570,838
Total liabilities		17,276,240
Net Assets		$2,810,633,767
Net Assets consist of:
Paid in capital		$2,623,116,032
Undistributed net investment income		9,658,376
Accumulated undistributed net realized gain (loss) on investments		24,059,024
Net unrealized appreciation (depreciation) on investments		153,800,335
Net Assets		$2,810,633,767
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,489,666,765 ÷ 116,186,468 shares)		$12.82
Maximum offering price per share (100/94.25 of $12.82)		$13.60
Class T:
Net Asset Value and redemption price per share ($414,215,408 ÷ 32,443,844 shares)		$12.77
Maximum offering price per share (100/96.50 of $12.77)		$13.23
Class B:
Net Asset Value and offering price per share ($9,537,495 ÷ 748,272 shares)(a)		$12.75
Class C:
Net Asset Value and offering price per share ($83,959,693 ÷ 6,639,304 shares)(a)		$12.65
Class I:
Net Asset Value, offering price and redemption price per share ($813,254,406 ÷ 63,039,668 shares)		$12.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$13,278,924
Expenses
Distribution and service plan fees	$3,694,694
Independent trustees' compensation	6,561
Total expenses before reductions	3,701,255
Expense reductions	(6,561)	3,694,694
Net investment income (loss)		9,584,230
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	13,420,263
Capital gain distributions from underlying funds	15,469,256
Total net realized gain (loss)		28,889,519
Change in net unrealized appreciation (depreciation) on underlying funds		(257,025,790)
Net gain (loss)		(228,136,271)
Net increase (decrease) in net assets resulting from operations		$(218,552,041)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,584,230	$45,603,853
Net realized gain (loss)	28,889,519	182,835,692
Change in net unrealized appreciation (depreciation)	(257,025,790)	(23,701,670)
Net increase (decrease) in net assets resulting from operations	(218,552,041)	204,737,875
Distributions to shareholders from net investment income	(2,046,121)	(46,150,255)
Distributions to shareholders from net realized gain	(69,125,843)	(155,012,649)
Total distributions	(71,171,964)	(201,162,904)
Share transactions - net increase (decrease)	(81,473,223)	(59,413,992)
Total increase (decrease) in net assets	(371,197,228)	(55,839,021)
Net Assets
Beginning of period	3,181,830,995	3,237,670,016
End of period (including undistributed net investment income of $9,658,376 and undistributed net investment income of $2,120,267, respectively)	$2,810,633,767	$3,181,830,995

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.13	$14.15	$13.36	$12.48	$12.72	$11.29
Income from Investment Operations
Net investment income (loss)A	.04	.20	.17	.20	.19	.16
Net realized and unrealized gain (loss)	(1.03)	.70	1.47	.94	(.06)	1.54
Total from investment operations	(.99)	.90	1.64	1.14	.13	1.70
Distributions from net investment income	(.01)	(.21)	(.18)	(.20)	(.18)	(.16)
Distributions from net realized gain	(.31)	(.71)	(.67)	(.06)	(.19)	(.11)
Total distributions	(.32)	(.92)	(.85)	(.26)	(.37)	(.27)
Net asset value, end of period	$12.82	$14.13	$14.15	$13.36	$12.48	$12.72
Total ReturnB,C,D	(7.23)%	6.54%	12.60%	9.25%	1.25%	15.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.61%G	1.42%	1.24%	1.58%	1.57%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,489,667	$1,704,036	$1,777,132	$1,747,549	$1,506,827	$1,340,583
Portfolio turnover rateE	17%G	24%	53%	23%	16%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$14.10	$13.32	$12.44	$12.68	$11.25
Income from Investment Operations
Net investment income (loss)A	.02	.17	.14	.17	.16	.13
Net realized and unrealized gain (loss)	(1.03)	.71	1.46	.94	(.06)	1.54
Total from investment operations	(1.01)	.88	1.60	1.11	.10	1.67
Distributions from net investment income	–	(.18)	(.15)	(.17)	(.15)	(.13)
Distributions from net realized gain	(.31)	(.71)	(.67)	(.06)	(.19)	(.11)
Total distributions	(.31)	(.89)	(.82)	(.23)	(.34)	(.24)
Net asset value, end of period	$12.77	$14.09	$14.10	$13.32	$12.44	$12.68
Total ReturnB,C,D	(7.37)%	6.37%	12.29%	9.02%	.98%	14.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.36%G	1.17%	.99%	1.33%	1.32%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$414,215	$453,137	$453,944	$387,102	$335,407	$348,443
Portfolio turnover rateE	17%G	24%	53%	23%	16%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.08	$14.07	$13.29	$12.41	$12.63	$11.21
Income from Investment Operations
Net investment income (loss)A	(.01)	.10	.07	.10	.10	.07
Net realized and unrealized gain (loss)	(1.02)	.70	1.45	.94	(.06)	1.53
Total from investment operations	(1.03)	.80	1.52	1.04	.04	1.60
Distributions from net investment income	–	(.10)	(.07)	(.10)	(.08)	(.07)
Distributions from net realized gain	(.30)	(.69)	(.66)	(.06)	(.18)	(.11)
Total distributions	(.30)	(.79)	(.74)B	(.16)	(.26)	(.18)
Net asset value, end of period	$12.75	$14.08	$14.07	$13.29	$12.41	$12.63
Total ReturnC,D,E	(7.55)%	5.82%	11.69%	8.44%	.52%	14.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.14)%H	.67%	.49%	.83%	.82%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$9,537	$13,944	$21,330	$27,191	$34,324	$47,275
Portfolio turnover rateF	17%H	24%	53%	23%	16%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.74 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.97	$14.00	$13.23	$12.37	$12.60	$11.19
Income from Investment Operations
Net investment income (loss)A	(.01)	.09	.07	.10	.10	.07
Net realized and unrealized gain (loss)	(1.01)	.70	1.45	.93	(.05)	1.53
Total from investment operations	(1.02)	.79	1.52	1.03	.05	1.60
Distributions from net investment income	–B	(.12)	(.09)	(.11)	(.09)	(.08)
Distributions from net realized gain	(.30)	(.70)	(.66)	(.06)	(.18)	(.11)
Total distributions	(.30)	(.82)	(.75)	(.17)	(.28)C	(.19)
Net asset value, end of period	$12.65	$13.97	$14.00	$13.23	$12.37	$12.60
Total ReturnD,E,F	(7.54)%	5.76%	11.77%	8.39%	.55%	14.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.14)%I	.67%	.49%	.83%	.82%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$83,960	$91,154	$87,867	$75,384	$66,418	$68,349
Portfolio turnover rateG	17%I	24%	53%	23%	16%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.21	$14.22	$13.42	$12.54	$12.77	$11.33
Income from Investment Operations
Net investment income (loss)A	.06	.24	.20	.23	.22	.19
Net realized and unrealized gain (loss)	(1.04)	.71	1.48	.94	(.05)	1.55
Total from investment operations	(.98)	.95	1.68	1.17	.17	1.74
Distributions from net investment income	(.02)	(.25)	(.21)	(.23)	(.21)	(.19)
Distributions from net realized gain	(.31)	(.71)	(.67)	(.06)	(.19)	(.11)
Total distributions	(.33)	(.96)	(.88)	(.29)	(.40)	(.30)
Net asset value, end of period	$12.90	$14.21	$14.22	$13.42	$12.54	$12.77
Total ReturnB,C	(7.13)%	6.85%	12.89%	9.47%	1.57%	15.56%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	.86%G	1.67%	1.49%	1.83%	1.82%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$813,254	$919,561	$897,398	$716,715	$505,761	$321,529
Portfolio turnover rateD	17%G	24%	53%	23%	16%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.5	5.8
Fidelity Advisor Series Equity-Income Fund	11.7	11.5
Fidelity Advisor Series Growth & Income Fund	8.0	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.3	5.9
Fidelity Advisor Series Opportunistic Insights Fund	6.0	5.3
Fidelity Advisor Series Small Cap Fund	3.2	3.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.7
Fidelity Series 100 Index Fund	3.5	3.4
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.7
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	65.6	65.5
International Equity Funds
Fidelity Series Emerging Markets Fund	7.9	7.7
Fidelity Series International Growth Fund	8.9	9.0
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	8.9
	27.7	27.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.4	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	0.7	0.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	5.6
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.3	0.4
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.9
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.6%
Bond Funds	5.6%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2035 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	13,349,394	$138,032,731
Fidelity Advisor Series Equity-Income Fund (a)	21,551,354	248,271,601
Fidelity Advisor Series Growth & Income Fund (a)	14,349,228	171,329,786
Fidelity Advisor Series Growth Opportunities Fund (a)	8,160,801	90,503,284
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,571,971	128,579,560
Fidelity Advisor Series Small Cap Fund (a)	6,417,523	68,603,323
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	13,960,528	165,432,259
Fidelity Series 100 Index Fund (a)	5,952,147	75,235,140
Fidelity Series 1000 Value Index Fund (a)	2,689,022	27,589,362
Fidelity Series All-Sector Equity Fund (a)	12,772,651	165,405,828
Fidelity Series Commodity Strategy Fund (a)(b)	3,036,939	16,612,057
Fidelity Series Real Estate Equity Fund (a)	1,355,856	17,070,229
Fidelity Series Small Cap Opportunities Fund (a)	6,992,488	82,161,735
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,286,879,817)		1,394,826,895

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund (a)	11,617,123	167,518,907
Fidelity Series International Growth Fund (a)	14,131,581	189,928,453
Fidelity Series International Small Cap Fund (a)	2,782,709	43,187,643
Fidelity Series International Value Fund (a)	20,140,698	188,516,935
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $565,506,474)		589,151,938

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	1,456,087	13,366,875
Fidelity Series Floating Rate High Income Fund (a)	613,063	5,799,576
Fidelity Series High Income Fund (a)	7,967,009	71,464,070
Fidelity Series Inflation-Protected Bond Index Fund (a)	438,303	4,225,236
Fidelity Series Investment Grade Bond Fund (a)	1,393,607	15,705,950
Fidelity Series Real Estate Income Fund (a)	1,018,069	11,005,324
TOTAL BOND FUNDS
(Cost $129,981,403)		121,567,031

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	660,828	6,588,454
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	15,360,002	15,360,002
TOTAL SHORT-TERM FUNDS
(Cost $21,967,339)		21,948,456
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,004,335,033)		2,127,494,320
NET OTHER ASSETS (LIABILITIES) - 0.0%		(412,701)
NET ASSETS - 100%		$2,127,081,619

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$139,071,615	$21,007,713	$14,473,592	$--	$138,032,731
Fidelity Advisor Series Equity-Income Fund	274,575,945	18,816,218	20,131,909	3,145,981	248,271,601
Fidelity Advisor Series Growth & Income Fund	190,845,540	17,159,752	13,556,386	1,617,805	171,329,786
Fidelity Advisor Series Growth Opportunities Fund	141,746,692	5,078,526	50,902,963	--	90,503,284
Fidelity Advisor Series Opportunistic Insights Fund	128,091,910	18,819,970	13,890,037	--	128,579,560
Fidelity Advisor Series Short-Term Credit Fund	10,233,738	447,458	4,052,201	49,323	6,588,454
Fidelity Advisor Series Small Cap Fund	78,904,440	3,955,274	8,151,792	--	68,603,323
Fidelity Advisor Series Stock Selector Large Cap Value Fund	184,581,639	11,514,587	12,436,124	--	165,432,259
Fidelity Institutional Money Market Portfolio Institutional Class	21,928,807	1,454,940	8,023,746	15,597	15,360,002
Fidelity Series 100 Index Fund	82,346,765	4,480,259	7,774,178	--	75,235,140
Fidelity Series 1000 Value Index Fund	30,631,793	1,697,690	2,204,069	--	27,589,362
Fidelity Series All-Sector Equity Fund	185,329,287	8,882,233	13,442,667	--	165,405,828
Fidelity Series Commodity Strategy Fund	18,229,184	2,023,134	1,742,443	--	16,612,057
Fidelity Series Emerging Markets Debt Fund	14,881,074	889,333	1,621,999	423,036	13,366,875
Fidelity Series Emerging Markets Fund	184,292,937	25,346,448	12,661,770	--	167,518,907
Fidelity Series Floating Rate High Income Fund	11,610,849	438,402	6,048,629	179,870	5,799,576
Fidelity Series High Income Fund	81,052,937	5,024,510	8,038,224	2,161,855	71,464,070
Fidelity Series Inflation-Protected Bond Index Fund	--	4,287,537	60,816	110	4,225,236
Fidelity Series International Growth Fund	215,313,978	9,160,150	21,159,007	--	189,928,453
Fidelity Series International Small Cap Fund	48,363,252	1,874,995	6,172,254	--	43,187,643
Fidelity Series International Value Fund	212,338,660	12,093,503	20,601,374	--	188,516,935
Fidelity Series Investment Grade Bond Fund	13,999,115	8,360,295	6,273,448	194,282	15,705,950
Fidelity Series Real Estate Equity Fund	18,692,496	4,263,706	2,737,258	133,487	17,070,229
Fidelity Series Real Estate Income Fund	11,517,949	769,200	779,671	276,999	11,005,324
Fidelity Series Small Cap Opportunities Fund	95,577,883	8,694,227	9,118,196	178,374	82,161,735
Total	$2,394,158,485	$196,540,060	$266,054,753	$8,376,719	$2,127,494,320

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $2,004,335,033) — See accompanying schedule		$2,127,494,320
Cash		8
Receivable for investments sold		7,242,221
Receivable for fund shares sold		2,247,336
Total assets		2,136,983,885
Liabilities
Payable for investments purchased	$6,446,856
Payable for fund shares redeemed	3,040,372
Distribution and service plan fees payable	415,038
Total liabilities		9,902,266
Net Assets		$2,127,081,619
Net Assets consist of:
Paid in capital		$1,980,457,632
Undistributed net investment income		5,682,274
Accumulated undistributed net realized gain (loss) on investments		17,782,426
Net unrealized appreciation (depreciation) on investments		123,159,287
Net Assets		$2,127,081,619
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,146,085,649 ÷ 94,089,915 shares)		$12.18
Maximum offering price per share (100/94.25 of $12.18)		$12.92
Class T:
Net Asset Value and redemption price per share ($287,898,335 ÷ 23,800,633 shares)		$12.10
Maximum offering price per share (100/96.50 of $12.10)		$12.54
Class B:
Net Asset Value and offering price per share ($6,562,919 ÷ 546,985 shares)(a)		$12.00
Class C:
Net Asset Value and offering price per share ($52,728,693 ÷ 4,416,913 shares)(a)		$11.94
Class I:
Net Asset Value, offering price and redemption price per share ($633,806,023 ÷ 51,690,793 shares)		$12.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$8,376,719
Expenses
Distribution and service plan fees	$2,691,181
Independent trustees' compensation	4,971
Total expenses before reductions	2,696,152
Expense reductions	(4,971)	2,691,181
Net investment income (loss)		5,685,538
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	8,476,065
Capital gain distributions from underlying funds	12,798,898
Total net realized gain (loss)		21,274,963
Change in net unrealized appreciation (depreciation) on underlying funds		(205,625,547)
Net gain (loss)		(184,350,584)
Net increase (decrease) in net assets resulting from operations		$(178,665,046)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,685,538	$32,752,795
Net realized gain (loss)	21,274,963	143,098,013
Change in net unrealized appreciation (depreciation)	(205,625,547)	(19,036,232)
Net increase (decrease) in net assets resulting from operations	(178,665,046)	156,814,576
Distributions to shareholders from net investment income	(770,009)	(33,529,759)
Distributions to shareholders from net realized gain	(53,260,948)	(124,965,915)
Total distributions	(54,030,957)	(158,495,674)
Share transactions - net increase (decrease)	(33,929,982)	9,300,018
Total increase (decrease) in net assets	(266,625,985)	7,618,920
Net Assets
Beginning of period	2,393,707,604	2,386,088,684
End of period (including undistributed net investment income of $5,682,274 and undistributed net investment income of $766,745, respectively)	$2,127,081,619	$2,393,707,604

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$13.54	$12.74	$11.80	$12.11	$10.65
Income from Investment Operations
Net investment income (loss)A	.03	.19	.15	.18	.16	.14
Net realized and unrealized gain (loss)	(1.05)	.71	1.59	.97	(.13)	1.56
Total from investment operations	(1.02)	.90	1.74	1.15	.03	1.70
Distributions from net investment income	–B	(.19)	(.15)	(.18)	(.15)	(.13)
Distributions from net realized gain	(.30)	(.73)	(.79)	(.04)	(.19)	(.11)
Total distributions	(.31)C	(.93)D	(.94)	(.21)E	(.34)	(.24)
Net asset value, end of period	$12.18	$13.51	$13.54	$12.74	$11.80	$12.11
Total ReturnF,G,H	(7.82)%	6.81%	14.15%	9.89%	.47%	16.13%
Ratios to Average Net AssetsI,J
Expenses before reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.46%K	1.36%	1.13%	1.54%	1.39%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$1,146,086	$1,313,452	$1,348,500	$1,258,797	$1,057,102	$906,896
Portfolio turnover rateI	17%K	25%	48%	25%	13%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.303 per share.

 D Total distributions of $.93 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.733 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.42	$13.46	$12.68	$11.74	$12.05	$10.60
Income from Investment Operations
Net investment income (loss)A	.01	.15	.11	.15	.13	.11
Net realized and unrealized gain (loss)	(1.03)	.71	1.58	.97	(.13)	1.55
Total from investment operations	(1.02)	.86	1.69	1.12	–	1.66
Distributions from net investment income	–	(.16)	(.12)	(.15)	(.12)	(.11)
Distributions from net realized gain	(.30)	(.73)	(.79)	(.04)	(.19)	(.11)
Total distributions	(.30)	(.90)B	(.91)	(.18)C	(.31)	(.21)D
Net asset value, end of period	$12.10	$13.42	$13.46	$12.68	$11.74	$12.05
Total ReturnE,F,G	(7.84)%	6.52%	13.81%	9.69%	.19%	15.84%
Ratios to Average Net AssetsH,I
Expenses before reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.21%J	1.11%	.88%	1.29%	1.14%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$287,898	$303,711	$276,113	$216,701	$166,843	$169,442
Portfolio turnover rateH	17%J	25%	48%	25%	13%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.90 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.733 per share.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.34	$13.37	$12.59	$11.67	$11.96	$10.52
Income from Investment Operations
Net investment income (loss)A	(.02)	.08	.05	.09	.07	.05
Net realized and unrealized gain (loss)	(1.03)	.70	1.57	.95	(.12)	1.55
Total from investment operations	(1.05)	.78	1.62	1.04	(.05)	1.60
Distributions from net investment income	–	(.10)	(.06)	(.09)	(.07)	(.06)
Distributions from net realized gain	(.29)	(.72)	(.78)	(.04)	(.17)	(.10)
Total distributions	(.29)	(.81)B	(.84)	(.12)C	(.24)	(.16)
Net asset value, end of period	$12.00	$13.34	$13.37	$12.59	$11.67	$11.96
Total ReturnD,E,F	(8.13)%	6.00%	13.32%	9.02%	(.23)%	15.28%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)%I	.62%	.38%	.79%	.64%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$6,563	$9,560	$14,454	$17,884	$22,013	$28,360
Portfolio turnover rateG	17%I	25%	48%	25%	13%	30%
 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.81 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.718 per share.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.036 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.27	$13.32	$12.56	$11.65	$11.96	$10.52
Income from Investment Operations
Net investment income (loss)A	(.02)	.08	.05	.09	.07	.06
Net realized and unrealized gain (loss)	(1.02)	.70	1.56	.95	(.13)	1.54
Total from investment operations	(1.04)	.78	1.61	1.04	(.06)	1.60
Distributions from net investment income	–	(.11)	(.07)	(.10)	(.08)	(.06)
Distributions from net realized gain	(.29)	(.72)	(.78)	(.04)	(.18)	(.10)
Total distributions	(.29)	(.83)	(.85)	(.13)B	(.25)C	(.16)
Net asset value, end of period	$11.94	$13.27	$13.32	$12.56	$11.65	$11.96
Total ReturnD,E,F	(8.09)%	6.01%	13.27%	9.04%	(.29)%	15.33%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)%I	.61%	.38%	.79%	.64%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$52,729	$56,318	$51,931	$43,447	$38,614	$36,389
Portfolio turnover rateG	17%I	25%	48%	25%	13%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.59	$13.61	$12.80	$11.86	$12.17	$10.69
Income from Investment Operations
Net investment income (loss)A	.05	.22	.18	.21	.19	.17
Net realized and unrealized gain (loss)	(1.07)	.72	1.60	.97	(.14)	1.57
Total from investment operations	(1.02)	.94	1.78	1.18	.05	1.74
Distributions from net investment income	(.01)	(.23)	(.18)	(.20)	(.17)	(.16)
Distributions from net realized gain	(.30)	(.73)	(.79)	(.04)	(.19)	(.11)
Total distributions	(.31)	(.96)	(.97)	(.24)	(.36)	(.26)B
Net asset value, end of period	$12.26	$13.59	$13.61	$12.80	$11.86	$12.17
Total ReturnC,D	(7.71)%	7.11%	14.44%	10.10%	.71%	16.51%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%H	-%	-%	-%	-%	-%
Expenses net of all reductions	-%H	-%	-%	-%	-%	-%
Net investment income (loss)	.71%H	1.61%	1.38%	1.79%	1.64%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$633,806	$710,667	$695,092	$547,049	$360,580	$218,092
Portfolio turnover rateE	17%H	25%	48%	25%	13%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.5	5.8
Fidelity Advisor Series Equity-Income Fund	11.7	11.5
Fidelity Advisor Series Growth & Income Fund	8.0	7.9
Fidelity Advisor Series Growth Opportunities Fund	4.3	6.0
Fidelity Advisor Series Opportunistic Insights Fund	6.0	5.3
Fidelity Advisor Series Small Cap Fund	3.2	3.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.7
Fidelity Series 100 Index Fund	3.5	3.4
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.7
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	65.6	65.5
International Equity Funds
Fidelity Series Emerging Markets Fund	7.9	7.7
Fidelity Series International Growth Fund	8.9	9.0
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	8.9
	27.7	27.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.4	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	0.7	0.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	5.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.3	0.5
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.9
	1.0	1.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2040 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	12,376,762	$127,975,723
Fidelity Advisor Series Equity-Income Fund (a)	19,982,285	230,195,918
Fidelity Advisor Series Growth & Income Fund (a)	13,303,938	158,849,023
Fidelity Advisor Series Growth Opportunities Fund (a)	7,566,010	83,907,053
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,949,716	119,245,737
Fidelity Advisor Series Small Cap Fund (a)	5,950,269	63,608,378
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,943,540	153,380,947
Fidelity Series 100 Index Fund (a)	5,518,775	69,757,321
Fidelity Series 1000 Value Index Fund (a)	2,493,237	25,580,615
Fidelity Series All-Sector Equity Fund (a)	11,842,194	153,356,418
Fidelity Series Commodity Strategy Fund (a)(b)	2,815,922	15,403,094
Fidelity Series Real Estate Equity Fund (a)	1,257,093	15,826,807
Fidelity Series Small Cap Opportunities Fund (a)	6,482,785	76,172,718
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,193,311,046)		1,293,259,752

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund (a)	10,770,280	155,307,439
Fidelity Series International Growth Fund (a)	13,102,697	176,100,242
Fidelity Series International Small Cap Fund (a)	2,580,104	40,043,207
Fidelity Series International Value Fund (a)	18,674,524	174,793,541
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $518,240,216)		546,244,429

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	1,348,676	12,380,848
Fidelity Series Floating Rate High Income Fund (a)	567,615	5,369,638
Fidelity Series High Income Fund (a)	7,393,735	66,321,806
Fidelity Series Inflation-Protected Bond Index Fund (a)	404,990	3,904,105
Fidelity Series Investment Grade Bond Fund (a)	1,292,138	14,562,393
Fidelity Series Real Estate Income Fund (a)	943,987	10,204,499
TOTAL BOND FUNDS
(Cost $121,149,675)		112,743,289

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	612,711	6,108,728
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	14,241,531	14,241,531
TOTAL SHORT-TERM FUNDS
(Cost $20,367,844)		20,350,259
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,853,068,781)		1,972,597,729
NET OTHER ASSETS (LIABILITIES) - 0.0%		(406,844)
NET ASSETS - 100%		$1,972,190,885

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$131,565,060	$18,553,120	$15,101,479	$--	$127,975,723
Fidelity Advisor Series Equity-Income Fund	259,592,965	15,562,516	21,833,522	2,959,526	230,195,918
Fidelity Advisor Series Growth & Income Fund	179,678,929	15,161,219	14,591,452	1,518,472	158,849,023
Fidelity Advisor Series Growth Opportuniites Fund	135,077,253	3,930,946	50,184,002	--	83,907,053
Fidelity Advisor Series Opportunistic Insight Fund	121,206,364	16,510,295	14,467,829	--	119,245,737
Fidelity Advisor Series Short-Term Credit Fund	9,685,199	340,655	3,879,265	46,055	6,108,728
Fidelity Advisor Series Small Cap Fund	74,645,104	3,031,592	8,423,737	--	63,608,378
Fidelity Advisor Series Stock Selector Large Cap Value Fund	174,448,993	9,466,227	13,654,587	--	153,380,947
Fidelity Institutional Money Market Portfolio Institutional Class	20,743,058	1,103,071	7,604,597	14,584	14,241,531
Fidelity Series 100 Index Fund	77,652,185	3,972,050	8,365,882	--	69,757,321
Fidelity Series 1000 Value Index Fund	28,957,796	1,369,736	2,401,462	--	25,580,615
Fidelity Series All-Sector Equity Fund	175,326,589	6,772,866	14,533,500	--	153,356,418
Fidelity Series Commodity Strategy Fund	17,242,225	1,603,570	1,687,942	--	15,403,094
Fidelity Series Emerging Markets Debt Fund	14,081,870	732,459	1,712,081	394,910	12,380,848
Fidelity Series Emerging Markets Fund	173,453,127	22,918,736	13,688,494	--	155,307,439
Fidelity Series Floating Rate High Income Fund	10,987,601	359,049	5,791,349	168,442	5,369,638
Fidelity Series High Income Fund	75,792,449	5,187,213	8,530,595	2,019,452	66,321,806
Fidelity Series Inflation-Protected Bond Index Fund	--	3,958,901	53,533	102	3,904,105
Fidelity Series International Growth Fund	204,618,540	6,182,873	22,417,576	--	176,100,242
Fidelity Series International Small Cap Fund	45,805,043	1,433,992	6,429,280	--	40,043,207
Fidelity Series International Value Fund	201,669,613	9,063,296	21,901,624	--	174,793,541
Fidelity Series Investment Grade Bond Fund	13,175,630	8,141,342	6,402,379	180,583	14,562,393
Fidelity Series Real Estate Equity Fund	18,055,060	3,493,929	2,780,771	123,403	15,826,807
Fidelity Series Real Estate Income Fund	10,898,223	650,610	876,257	258,163	10,204,499
Fidelity Series Small Cap Opportunities Fund	90,445,593	7,053,834	9,291,669	165,312	76,172,718
Total	$2,264,804,469	$166,554,097	$276,604,864	$7,849,004	$1,972,597,729

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,853,068,781) — See accompanying schedule		$1,972,597,729
Cash		7
Receivable for investments sold		7,073,680
Receivable for fund shares sold		2,064,733
Total assets		1,981,736,149
Liabilities
Payable for investments purchased	$5,995,688
Payable for fund shares redeemed	3,142,736
Distribution and service plan fees payable	406,840
Total liabilities		9,545,264
Net Assets		$1,972,190,885
Net Assets consist of:
Paid in capital		$1,828,823,140
Undistributed net investment income		5,220,187
Accumulated undistributed net realized gain (loss) on investments		18,618,610
Net unrealized appreciation (depreciation) on investments		119,528,948
Net Assets		$1,972,190,885
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,009,276,235 ÷ 77,311,800 shares)		$13.05
Maximum offering price per share (100/94.25 of $13.05)		$13.85
Class T:
Net Asset Value and redemption price per share ($297,902,334 ÷ 22,899,523 shares)		$13.01
Maximum offering price per share (100/96.50 of $13.01)		$13.48
Class B:
Net Asset Value and offering price per share ($8,021,141 ÷ 621,997 shares)(a)		$12.90
Class C:
Net Asset Value and offering price per share ($70,327,928 ÷ 5,488,476 shares)(a)		$12.81
Class I:
Net Asset Value, offering price and redemption price per share ($586,663,247 ÷ 44,657,413 shares)		$13.14

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$7,849,004
Expenses
Distribution and service plan fees	$2,654,664
Independent trustees' compensation	4,667
Total expenses before reductions	2,659,331
Expense reductions	(4,667)	2,654,664
Net investment income (loss)		5,194,340
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	10,699,687
Capital gain distributions from underlying funds	11,872,234
Total net realized gain (loss)		22,571,921
Change in net unrealized appreciation (depreciation) on underlying funds		(192,855,673)
Net gain (loss)		(170,283,752)
Net increase (decrease) in net assets resulting from operations		$(165,089,412)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,194,340	$30,521,189
Net realized gain (loss)	22,571,921	135,785,473
Change in net unrealized appreciation (depreciation)	(192,855,673)	(17,567,018)
Net increase (decrease) in net assets resulting from operations	(165,089,412)	148,739,644
Distributions to shareholders from net investment income	(677,276)	(31,124,677)
Distributions to shareholders from net realized gain	(53,078,382)	(116,446,633)
Total distributions	(53,755,658)	(147,571,310)
Share transactions - net increase (decrease)	(73,320,802)	(29,267,178)
Total increase (decrease) in net assets	(292,165,872)	(28,098,844)
Net Assets
Beginning of period	2,264,356,757	2,292,455,601
End of period (including undistributed net investment income of $5,220,187 and undistributed net investment income of $703,123, respectively)	$1,972,190,885	$2,264,356,757

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.49	$14.51	$13.61	$12.60	$12.95	$11.37
Income from Investment Operations
Net investment income (loss)A	.03	.20	.15	.19	.17	.15
Net realized and unrealized gain (loss)	(1.12)	.76	1.74	1.05	(.15)	1.69
Total from investment operations	(1.09)	.96	1.89	1.24	.02	1.84
Distributions from net investment income	–B	(.21)	(.16)	(.19)	(.16)	(.15)
Distributions from net realized gain	(.35)	(.77)	(.83)	(.04)	(.21)	(.11)
Total distributions	(.35)	(.98)	(.99)	(.23)	(.37)	(.26)
Net asset value, end of period	$13.05	$14.49	$14.51	$13.61	$12.60	$12.95
Total ReturnC,D,E	(7.79)%	6.76%	14.37%	9.94%	.38%	16.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.46%H	1.35%	1.10%	1.53%	1.38%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,009,276	$1,154,277	$1,195,641	$1,133,722	$967,348	$865,008
Portfolio turnover rateF	15%H	24%	47%	26%	14%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.45	$14.47	$13.58	$12.57	$12.92	$11.34
Income from Investment Operations
Net investment income (loss)A	.02	.16	.12	.16	.14	.12
Net realized and unrealized gain (loss)	(1.12)	.76	1.73	1.04	(.16)	1.68
Total from investment operations	(1.10)	.92	1.85	1.20	(.02)	1.80
Distributions from net investment income	–	(.17)	(.13)	(.16)	(.13)	(.11)
Distributions from net realized gain	(.34)	(.77)	(.83)	(.04)	(.21)	(.11)
Total distributions	(.34)	(.94)	(.96)	(.19)B	(.33)C	(.22)
Net asset value, end of period	$13.01	$14.45	$14.47	$13.58	$12.57	$12.92
Total ReturnD,E,F	(7.87)%	6.51%	14.06%	9.69%	.12%	16.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.21%I	1.10%	.85%	1.28%	1.13%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$297,902	$333,069	$341,608	$288,886	$262,944	$276,335
Portfolio turnover rateG	15%I	24%	47%	26%	14%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.35	$14.36	$13.48	$12.48	$12.82	$11.26
Income from Investment Operations
Net investment income (loss)A	(.02)	.09	.05	.10	.08	.06
Net realized and unrealized gain (loss)	(1.10)	.75	1.71	1.03	(.15)	1.66
Total from investment operations	(1.12)	.84	1.76	1.13	(.07)	1.72
Distributions from net investment income	–	(.10)	(.06)	(.09)	(.07)	(.06)
Distributions from net realized gain	(.33)	(.75)	(.82)	(.04)	(.20)	(.10)
Total distributions	(.33)	(.85)	(.88)	(.13)	(.27)	(.16)
Net asset value, end of period	$12.90	$14.35	$14.36	$13.48	$12.48	$12.82
Total ReturnB,C,D	(8.07)%	5.97%	13.49%	9.14%	(.36)%	15.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)%G	.60%	.35%	.78%	.63%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$8,021	$11,602	$18,270	$24,481	$31,574	$41,935
Portfolio turnover rateE	15%G	24%	47%	26%	14%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$14.30	$13.43	$12.45	$12.80	$11.25
Income from Investment Operations
Net investment income (loss)A	(.02)	.09	.05	.10	.08	.06
Net realized and unrealized gain (loss)	(1.11)	.75	1.71	1.02	(.15)	1.66
Total from investment operations	(1.13)	.84	1.76	1.12	(.07)	1.72
Distributions from net investment income	–	(.12)	(.07)	(.11)	(.08)	(.07)
Distributions from net realized gain	(.33)	(.75)	(.82)	(.04)	(.20)	(.10)
Total distributions	(.33)	(.87)	(.89)	(.14)B	(.28)	(.17)
Net asset value, end of period	$12.81	$14.27	$14.30	$13.43	$12.45	$12.80
Total ReturnC,D,E	(8.19)%	6.01%	13.57%	9.09%	(.35)%	15.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)%H	.60%	.35%	.78%	.63%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$70,328	$77,130	$72,247	$62,893	$56,910	$58,416
Portfolio turnover rateF	15%H	24%	47%	26%	14%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.57	$14.59	$13.67	$12.65	$13.00	$11.42
Income from Investment Operations
Net investment income (loss)A	.05	.23	.19	.23	.20	.18
Net realized and unrealized gain (loss)	(1.12)	.76	1.75	1.05	(.16)	1.69
Total from investment operations	(1.07)	.99	1.94	1.28	.04	1.87
Distributions from net investment income	(.01)	(.24)	(.19)	(.22)	(.19)	(.18)
Distributions from net realized gain	(.35)	(.77)	(.83)	(.04)	(.21)	(.11)
Total distributions	(.36)	(1.01)	(1.02)	(.26)	(.39)B	(.29)
Net asset value, end of period	$13.14	$14.57	$14.59	$13.67	$12.65	$13.00
Total ReturnC,D	(7.62)%	6.99%	14.73%	10.24%	.61%	16.57%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	.71%H	1.60%	1.35%	1.78%	1.63%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$586,663	$688,278	$664,689	$508,363	$352,751	$229,228
Portfolio turnover rateE	15%H	24%	47%	26%	14%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.5	5.8
Fidelity Advisor Series Equity-Income Fund	11.7	11.6
Fidelity Advisor Series Growth & Income Fund	8.0	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.3	5.6
Fidelity Advisor Series Opportunistic Insights Fund	6.0	5.4
Fidelity Advisor Series Small Cap Fund	3.2	3.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.7
Fidelity Series Commodity Strategy Fund	0.8	0.7
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	65.6	65.5
International Equity Funds
Fidelity Series Emerging Markets Fund	7.9	7.7
Fidelity Series International Growth Fund	8.9	9.0
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	8.9
	27.7	27.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.4	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	0.7	0.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	5.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.3	0.5
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.9
	1.0	1.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2045 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	6,796,204	$70,272,751
Fidelity Advisor Series Equity-Income Fund (a)	10,971,587	126,392,680
Fidelity Advisor Series Growth & Income Fund (a)	7,305,203	87,224,123
Fidelity Advisor Series Growth Opportunities Fund (a)	4,154,735	46,076,017
Fidelity Advisor Series Opportunistic Insights Fund (a)	4,363,673	65,455,095
Fidelity Advisor Series Small Cap Fund (a)	3,267,098	34,925,282
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	7,107,320	84,221,743
Fidelity Series 100 Index Fund (a)	3,030,182	38,301,498
Fidelity Series 1000 Value Index Fund (a)	1,368,957	14,045,501
Fidelity Series All-Sector Equity Fund (a)	6,502,566	84,208,229
Fidelity Series Commodity Strategy Fund (a)(b)	1,545,675	8,454,844
Fidelity Series Real Estate Equity Fund (a)	690,253	8,690,284
Fidelity Series Small Cap Opportunities Fund (a)	3,559,949	41,829,396
TOTAL DOMESTIC EQUITY FUNDS
(Cost $660,180,048)		710,097,443

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund (a)	5,914,663	85,289,438
Fidelity Series International Growth Fund (a)	7,194,257	96,690,808
Fidelity Series International Small Cap Fund (a)	1,416,650	21,986,404
Fidelity Series International Value Fund (a)	10,255,020	95,986,988
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $291,668,512)		299,953,638

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	741,180	6,804,036
Fidelity Series Floating Rate High Income Fund (a)	311,845	2,950,051
Fidelity Series High Income Fund (a)	4,052,899	36,354,506
Fidelity Series Inflation-Protected Bond Index Fund (a)	223,957	2,158,945
Fidelity Series Investment Grade Bond Fund (a)	709,464	7,995,661
Fidelity Series Real Estate Income Fund (a)	517,852	5,597,985
TOTAL BOND FUNDS
(Cost $66,058,733)		61,861,184

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	336,419	3,354,102
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	7,819,671	7,819,671
TOTAL SHORT-TERM FUNDS
(Cost $11,183,264)		11,173,773
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,029,090,557)		1,083,086,038
NET OTHER ASSETS (LIABILITIES) - 0.0%		(199,510)
NET ASSETS - 100%		$1,082,886,528

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$69,943,920	$12,259,056	$8,094,269	$--	$70,272,751
Fidelity Advisor Series Equity-Income Fund	139,722,476	11,317,345	12,059,160	1,596,524	126,392,680
Fidelity Advisor Series Growth & Income Fund	95,978,233	10,922,501	8,009,646	817,023	87,224,123
Fidelity Advisor Series Growth Opportuniites Fund	67,865,683	3,870,372	22,817,716	--	46,076,017
Fidelity Advisor Series Opportunistic Insight Fund	64,496,720	10,950,808	7,742,568	--	65,455,095
Fidelity Advisor Series Short-Term Credit Fund	5,136,286	314,720	2,076,485	24,852	3,354,102
Fidelity Advisor Series Small Cap Fund	39,679,968	2,896,167	4,572,715	--	34,925,282
Fidelity Advisor Series Stock Selector Large Cap Value Fund	93,587,750	7,127,533	7,303,100	--	84,221,743
Fidelity Institutional Money Market Portfolio Institutional Class	11,028,897	905,371	4,114,597	7,877	7,819,671
Fidelity Series 100 Index Fund	41,675,050	2,699,151	4,146,535	--	38,301,498
Fidelity Series 1000 Value Index Fund	15,411,426	1,156,081	1,242,690	--	14,045,501
Fidelity Series All-Sector Equity Fund	93,180,847	6,610,519	7,821,457	--	84,208,229
Fidelity Series Commodity Strategy Fund	9,087,266	1,189,687	863,471	--	8,454,844
Fidelity Series Emerging Markets Debt Fund	7,481,511	603,041	886,970	212,719	6,804,036
Fidelity Series Emerging Markets Fund	92,286,951	15,290,443	7,390,558	--	85,289,438
Fidelity Series Floating Rate High Income Fund	5,836,560	310,356	3,095,089	90,732	2,950,051
Fidelity Series High Income Fund	40,383,368	3,681,791	4,386,678	1,086,775	36,354,506
Fidelity Series Inflation-Protected Bond Index Fund	--	2,184,715	25,053	56	2,158,945
Fidelity Series International Growth Fund	108,601,819	6,641,866	11,791,654	--	96,690,808
Fidelity Series International Small Cap Fund	24,420,397	1,443,731	3,436,721	--	21,986,404
Fidelity Series International Value Fund	107,078,702	8,162,215	11,504,665	--	95,986,988
Fidelity Series Investment Grade Bond Fund	6,998,992	4,832,087	3,648,019	97,026	7,995,661
Fidelity Series Real Estate Equity Fund	9,609,815	2,082,793	1,427,076	66,519	8,690,284
Fidelity Series Real Estate Income Fund	5,763,900	537,053	450,037	139,576	5,597,985
Fidelity Series Small Cap Opportunities Fund	48,151,887	5,542,294	5,295,793	90,277	41,829,396
Total	$1,203,408,424	$123,531,696	$144,202,722	$4,229,956	$1,083,086,038

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,029,090,557) — See accompanying schedule		$1,083,086,038
Receivable for investments sold		3,691,209
Receivable for fund shares sold		1,506,532
Total assets		1,088,283,779
Liabilities
Payable for investments purchased	$3,295,973
Payable for fund shares redeemed	1,901,851
Distribution and service plan fees payable	199,427
Total liabilities		5,397,251
Net Assets		$1,082,886,528
Net Assets consist of:
Paid in capital		$1,018,945,800
Undistributed net investment income		2,946,315
Accumulated undistributed net realized gain (loss) on investments		6,998,932
Net unrealized appreciation (depreciation) on investments		53,995,481
Net Assets		$1,082,886,528
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($558,915,664 ÷ 55,546,743 shares)		$10.06
Maximum offering price per share (100/94.25 of $10.06)		$10.67
Class T:
Net Asset Value and redemption price per share ($146,584,650 ÷ 14,654,696 shares)		$10.00
Maximum offering price per share (100/96.50 of $10.00)		$10.36
Class B:
Net Asset Value and offering price per share ($1,809,078 ÷ 181,330 shares)(a)		$9.98
Class C:
Net Asset Value and offering price per share ($21,777,964 ÷ 2,196,967 shares)(a)		$9.91
Class I:
Net Asset Value, offering price and redemption price per share ($353,799,172 ÷ 34,954,723 shares)		$10.12

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,229,956
Expenses
Distribution and service plan fees	$1,282,915
Independent trustees' compensation	2,501
Total expenses before reductions	1,285,416
Expense reductions	(2,501)	1,282,915
Net investment income (loss)		2,947,041
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,333,936
Capital gain distributions from underlying funds	6,454,858
Total net realized gain (loss)		9,788,794
Change in net unrealized appreciation (depreciation) on underlying funds		(102,985,307)
Net gain (loss)		(93,196,513)
Net increase (decrease) in net assets resulting from operations		$(90,249,472)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,947,041	$16,261,344
Net realized gain (loss)	9,788,794	67,852,543
Change in net unrealized appreciation (depreciation)	(102,985,307)	(7,351,157)
Net increase (decrease) in net assets resulting from operations	(90,249,472)	76,762,730
Distributions to shareholders from net investment income	(433,831)	(16,594,027)
Distributions to shareholders from net realized gain	(26,247,899)	(74,448,284)
Total distributions	(26,681,730)	(91,042,311)
Share transactions - net increase (decrease)	(3,378,722)	75,324,410
Total increase (decrease) in net assets	(120,309,924)	61,044,829
Net Assets
Beginning of period	1,203,196,452	1,142,151,623
End of period (including undistributed net investment income of $2,946,315 and undistributed net investment income of $433,105, respectively)	$1,082,886,528	$1,203,196,452

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.31	$10.46	$9.79	$10.08	$8.82
Income from Investment Operations
Net investment income (loss)A	.03	.15	.12	.16	.13	.12
Net realized and unrealized gain (loss)	(.87)	.59	1.39	.81	(.14)	1.33
Total from investment operations	(.84)	.74	1.51	.97	(.01)	1.45
Distributions from net investment income	–B	(.16)	(.12)	(.15)	(.12)	(.11)
Distributions from net realized gain	(.25)	(.74)	(.54)	(.15)	(.16)	(.08)
Total distributions	(.25)	(.90)	(.66)	(.30)	(.28)	(.19)
Net asset value, end of period	$10.06	$11.15	$11.31	$10.46	$9.79	$10.08
Total ReturnC,D,E	(7.79)%	6.80%	14.74%	10.21%	.12%	16.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.46%H	1.37%	1.12%	1.59%	1.41%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$558,916	$623,734	$612,735	$527,525	$403,850	$320,731
Portfolio turnover rateF	21%H	27%	46%	25%	11%	32%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.09	$11.26	$10.42	$9.75	$10.04	$8.79
Income from Investment Operations
Net investment income (loss)A	.01	.13	.09	.13	.11	.10
Net realized and unrealized gain (loss)	(.86)	.57	1.39	.82	(.15)	1.32
Total from investment operations	(.85)	.70	1.48	.95	(.04)	1.42
Distributions from net investment income	–B	(.13)	(.10)	(.12)	(.10)	(.09)
Distributions from net realized gain	(.24)	(.74)	(.54)	(.15)	(.16)	(.08)
Total distributions	(.24)	(.87)	(.64)	(.28)C	(.25)D	(.17)
Net asset value, end of period	$10.00	$11.09	$11.26	$10.42	$9.75	$10.04
Total ReturnE,F,G	(7.89)%	6.50%	14.45%	10.02%	(.15)%	16.36%
Ratios to Average Net AssetsH,I
Expenses before reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.21%J	1.12%	.87%	1.34%	1.16%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$146,585	$153,677	$128,619	$92,998	$62,438	$60,268
Portfolio turnover rateH	21%J	27%	46%	25%	11%	32%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.08	$11.23	$10.39	$9.73	$10.01	$8.77
Income from Investment Operations
Net investment income (loss)A	(.02)	.07	.04	.08	.06	.05
Net realized and unrealized gain (loss)	(.85)	.58	1.38	.81	(.14)	1.32
Total from investment operations	(.87)	.65	1.42	.89	(.08)	1.37
Distributions from net investment income	–	(.08)	(.05)	(.08)	(.05)	(.05)
Distributions from net realized gain	(.23)	(.73)	(.53)	(.15)	(.15)	(.08)
Total distributions	(.23)	(.80)B	(.58)	(.23)	(.20)	(.13)
Net asset value, end of period	$9.98	$11.08	$11.23	$10.39	$9.73	$10.01
Total ReturnC,D,E	(8.10)%	6.04%	13.93%	9.40%	(.62)%	15.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)%H	.62%	.37%	.84%	.66%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,809	$2,625	$3,565	$3,651	$3,786	$4,612
Portfolio turnover rateF	21%H	27%	46%	25%	11%	32%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.725 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$11.19	$10.36	$9.71	$10.00	$8.76
Income from Investment Operations
Net investment income (loss)A	(.02)	.07	.04	.08	.06	.05
Net realized and unrealized gain (loss)	(.85)	.57	1.38	.81	(.14)	1.32
Total from investment operations	(.87)	.64	1.42	.89	(.08)	1.37
Distributions from net investment income	–	(.09)	(.06)	(.09)	(.06)	(.06)
Distributions from net realized gain	(.23)	(.73)	(.53)	(.15)	(.15)	(.08)
Total distributions	(.23)	(.82)	(.59)	(.24)	(.21)	(.13)B
Net asset value, end of period	$9.91	$11.01	$11.19	$10.36	$9.71	$10.00
Total ReturnC,D,E	(8.14)%	5.95%	13.95%	9.42%	(.62)%	15.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)%H	.62%	.37%	.84%	.66%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$21,778	$22,493	$18,457	$13,415	$9,926	$8,753
Portfolio turnover rateF	21%H	27%	46%	25%	11%	32%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$11.37	$10.50	$9.83	$10.11	$8.85
Income from Investment Operations
Net investment income (loss)A	.04	.18	.15	.18	.16	.15
Net realized and unrealized gain (loss)	(.88)	.59	1.41	.81	(.14)	1.32
Total from investment operations	(.84)	.77	1.56	.99	.02	1.47
Distributions from net investment income	(.01)	(.19)	(.15)	(.17)	(.14)	(.13)
Distributions from net realized gain	(.25)	(.74)	(.54)	(.15)	(.16)	(.08)
Total distributions	(.25)B	(.93)	(.69)	(.32)	(.30)	(.21)
Net asset value, end of period	$10.12	$11.21	$11.37	$10.50	$9.83	$10.11
Total ReturnC,D	(7.69)%	7.03%	15.14%	10.43%	.45%	16.86%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%H	-%	-%	-%	-%	-%
Expenses net of all reductions	-%H	-%	-%	-%	-%	-%
Net investment income (loss)	.71%H	1.62%	1.37%	1.84%	1.66%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$353,799	$400,667	$378,776	$269,633	$162,772	$83,240
Portfolio turnover rateE	21%H	27%	46%	25%	11%	32%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.245 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.5	5.8
Fidelity Advisor Series Equity-Income Fund	11.7	11.6
Fidelity Advisor Series Growth & Income Fund	8.0	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.3	5.6
Fidelity Advisor Series Opportunistic Insights Fund	6.0	5.3
Fidelity Advisor Series Small Cap Fund	3.2	3.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.7
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	65.6	65.5
International Equity Funds
Fidelity Series Emerging Markets Fund	7.9	7.7
Fidelity Series International Growth Fund	8.9	9.0
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	8.9
	27.7	27.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.4	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	0.7	0.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	5.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.3	0.5
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.9
	1.0	1.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2050 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	5,006,950	$51,771,864
Fidelity Advisor Series Equity-Income Fund (a)	8,083,186	93,118,305
Fidelity Advisor Series Growth & Income Fund (a)	5,381,979	64,260,826
Fidelity Advisor Series Growth Opportunities Fund (a)	3,060,905	33,945,432
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,215,261	48,228,913
Fidelity Advisor Series Small Cap Fund (a)	2,406,999	25,730,823
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,236,190	62,048,856
Fidelity Series 100 Index Fund (a)	2,232,455	28,218,228
Fidelity Series 1000 Value Index Fund (a)	1,008,565	10,347,873
Fidelity Series All-Sector Equity Fund (a)	4,790,648	62,038,893
Fidelity Series Commodity Strategy Fund (a)(b)	1,138,789	6,229,177
Fidelity Series Real Estate Equity Fund (a)	508,537	6,402,484
Fidelity Series Small Cap Opportunities Fund (a)	2,622,707	30,816,810
TOTAL DOMESTIC EQUITY FUNDS
(Cost $484,800,647)		523,158,484

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund (a)	4,357,737	62,838,568
Fidelity Series International Growth Fund (a)	5,300,286	71,235,837
Fidelity Series International Small Cap Fund (a)	1,043,701	16,198,243
Fidelity Series International Value Fund (a)	7,555,215	70,716,815
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $213,873,747)		220,989,463

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	546,355	5,015,539
Fidelity Series Floating Rate High Income Fund (a)	229,729	2,173,240
Fidelity Series High Income Fund (a)	2,984,784	26,773,510
Fidelity Series Inflation-Protected Bond Index Fund (a)	165,324	1,593,728
Fidelity Series Investment Grade Bond Fund (a)	522,690	5,890,721
Fidelity Series Real Estate Income Fund (a)	381,502	4,124,038
TOTAL BOND FUNDS
(Cost $48,888,578)		45,570,776

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	247,854	2,471,104
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	5,761,745	5,761,745
TOTAL SHORT-TERM FUNDS
(Cost $8,239,814)		8,232,849
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $755,802,786)		797,951,572
NET OTHER ASSETS (LIABILITIES) - 0.0%		(150,676)
NET ASSETS - 100%		$797,800,896

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$50,992,463	$9,242,178	$5,602,731	$--	$51,771,864
Fidelity Advisor Series Equity-Income Fund	101,422,163	9,109,764	8,131,673	1,163,703	93,118,305
Fidelity Advisor Series Growth & Income Fund	69,858,447	8,719,220	5,720,232	596,140	64,260,826
Fidelity Advisor Series Growth Opportunities Fund	48,540,568	3,391,093	15,859,252	--	33,945,432
Fidelity Advisor Series Opportunistic Insights Fund	46,707,300	8,532,070	5,365,315	--	48,228,913
Fidelity Advisor Series Short-Term Credit Fund	3,722,619	262,064	1,498,600	18,205	2,471,104
Fidelity Advisor Series Small Cap Fund	28,800,321	2,417,455	3,211,899	--	25,730,823
Fidelity Advisor Series Stock Selector Large Cap Value Fund	67,961,494	5,934,018	5,072,594	--	62,048,856
Fidelity Institutional Money Market Portfolio Institutional Class Fund	8,001,549	731,992	2,971,796	5,765	5,761,745
Fidelity Series 100 Index Fund	30,534,724	2,044,132	2,939,801	--	28,218,228
Fidelity Series 1000 Value Index Fund	11,280,092	887,767	877,480	--	10,347,873
Fidelity Series All-Sector Equity Fund	67,632,263	5,449,731	5,319,077	--	62,038,893
Fidelity Series Commodity Strategy Fund	6,567,526	1,303,498	934,203	--	6,229,177
Fidelity Series Emerging Markets Debt Fund	5,427,471	495,400	616,933	155,644	5,015,539
Fidelity Series Emerging Markets Fund	66,992,725	11,693,053	4,879,369	--	62,838,568
Fidelity Series Floating Rate High Income Fund	4,235,176	262,138	2,248,968	66,399	2,173,240
Fidelity Series High Income Fund	29,324,894	2,943,126	3,050,247	796,145	26,773,510
Fidelity Series Inflation-Protected Bond Index Fund	--	1,611,544	17,307	41	1,593,728
Fidelity Series International Growth Fund	79,011,570	5,374,170	8,156,881	--	71,235,837
Fidelity Series International Small Cap Fund	17,396,443	1,421,681	2,270,020	--	16,198,243
Fidelity Series International Value Fund	77,853,453	6,575,226	7,983,009	--	70,716,815
Fidelity Series Investment Grade Bond Fund	5,077,706	4,902,095	3,949,947	71,670	5,890,721
Fidelity Series Real Estate Equity Fund	6,973,997	1,573,696	987,475	49,023	6,402,484
Fidelity Series Real Estate Income Fund	4,166,597	457,193	314,510	102,271	4,124,038
Fidelity Series Small Cap Opportunities Fund	34,844,552	4,339,335	3,523,194	66,462	30,816,810
Total	$873,326,113	$99,673,639	$101,502,513	$3,091,468	$797,951,572

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $755,802,786) — See accompanying schedule		$797,951,572
Cash		890
Receivable for investments sold		2,750,747
Receivable for fund shares sold		1,214,989
Total assets		801,918,198
Liabilities
Payable for investments purchased	$2,538,075
Payable for fund shares redeemed	1,428,483
Distribution and service plan fees payable	150,744
Total liabilities		4,117,302
Net Assets		$797,800,896
Net Assets consist of:
Paid in capital		$749,214,453
Undistributed net investment income		2,095,789
Accumulated undistributed net realized gain (loss) on investments		4,341,868
Net unrealized appreciation (depreciation) on investments		42,148,786
Net Assets		$797,800,896
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($377,935,486 ÷ 37,848,169 shares)		$9.99
Maximum offering price per share (100/94.25 of $9.99)		$10.60
Class T:
Net Asset Value and redemption price per share ($117,281,243 ÷ 11,799,156 shares)		$9.94
Maximum offering price per share (100/96.50 of $9.94)		$10.30
Class B:
Net Asset Value and offering price per share ($2,323,974 ÷ 234,992 shares)(a)		$9.89
Class C:
Net Asset Value and offering price per share ($23,017,058 ÷ 2,335,094 shares)(a)		$9.86
Class I:
Net Asset Value, offering price and redemption price per share ($277,243,135 ÷ 27,591,004 shares)		$10.05

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,091,468
Expenses
Distribution and service plan fees	$972,591
Independent trustees' compensation	1,827
Total expenses before reductions	974,418
Expense reductions	(1,827)	972,591
Net investment income (loss)		2,118,877
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	2,015,337
Capital gain distributions from underlying funds	4,746,477
Total net realized gain (loss)		6,761,814
Change in net unrealized appreciation (depreciation) on underlying funds		(75,561,011)
Net gain (loss)		(68,799,197)
Net increase (decrease) in net assets resulting from operations		$(66,680,320)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,118,877	$11,676,686
Net realized gain (loss)	6,761,814	49,114,948
Change in net unrealized appreciation (depreciation)	(75,561,011)	(5,351,094)
Net increase (decrease) in net assets resulting from operations	(66,680,320)	55,440,540
Distributions to shareholders from net investment income	(321,630)	(11,891,967)
Distributions to shareholders from net realized gain	(18,944,806)	(55,314,723)
Total distributions	(19,266,436)	(67,206,690)
Share transactions - net increase (decrease)	10,582,391	59,128,888
Total increase (decrease) in net assets	(75,364,365)	47,362,738
Net Assets
Beginning of period	873,165,261	825,802,523
End of period (including undistributed net investment income of $2,095,789 and undistributed net investment income of $298,542, respectively)	$797,800,896	$873,165,261

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.24	$10.39	$9.61	$9.93	$8.66
Income from Investment Operations
Net investment income (loss)A	.03	.15	.12	.15	.12	.11
Net realized and unrealized gain (loss)	(.86)	.58	1.40	.82	(.17)	1.34
Total from investment operations	(.83)	.73	1.52	.97	(.05)	1.45
Distributions from net investment income	–B	(.16)	(.12)	(.14)	(.11)	(.11)
Distributions from net realized gain	(.24)	(.76)	(.55)	(.05)	(.16)	(.08)
Total distributions	(.24)	(.91)C	(.67)	(.19)	(.27)	(.18)D
Net asset value, end of period	$9.99	$11.06	$11.24	$10.39	$9.61	$9.93
Total ReturnE,F,G	(7.70)%	6.77%	14.91%	10.23%	(.22)%	16.99%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.46%J	1.37%	1.10%	1.56%	1.32%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$377,935	$415,103	$401,589	$352,814	$280,478	$220,549
Portfolio turnover rateH	23%J	30%	47%	28%	12%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.91 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.755 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$11.20	$10.36	$9.58	$9.90	$8.64
Income from Investment Operations
Net investment income (loss)A	.01	.12	.09	.13	.10	.09
Net realized and unrealized gain (loss)	(.85)	.58	1.39	.81	(.17)	1.33
Total from investment operations	(.84)	.70	1.48	.94	(.07)	1.42
Distributions from net investment income	–	(.13)	(.10)	(.12)	(.09)	(.09)
Distributions from net realized gain	(.24)	(.76)	(.55)	(.05)	(.16)	(.08)
Total distributions	(.24)	(.88)B	(.64)C	(.16)D	(.25)	(.16)E
Net asset value, end of period	$9.94	$11.02	$11.20	$10.36	$9.58	$9.90
Total ReturnF,G,H	(7.88)%	6.54%	14.61%	9.99%	(.48)%	16.66%
Ratios to Average Net AssetsI,J
Expenses before reductions	.50%K	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%K	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%K	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.21%K	1.12%	.85%	1.31%	1.07%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$117,281	$126,987	$115,391	$89,196	$64,512	$61,195
Portfolio turnover rateI	23%K	30%	47%	28%	12%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.88 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.755 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.546 per share.

 D Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

 E Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class B

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$11.15	$10.31	$9.54	$9.86	$8.60
Income from Investment Operations
Net investment income (loss)A	(.02)	.07	.04	.08	.05	.04
Net realized and unrealized gain (loss)	(.85)	.57	1.38	.81	(.17)	1.34
Total from investment operations	(.87)	.64	1.42	.89	(.12)	1.38
Distributions from net investment income	–	(.07)	(.05)	(.08)	(.05)	(.05)
Distributions from net realized gain	(.22)	(.74)	(.54)	(.05)	(.15)	(.07)
Total distributions	(.22)	(.81)	(.58)B	(.12)C	(.20)	(.12)
Net asset value, end of period	$9.89	$10.98	$11.15	$10.31	$9.54	$9.86
Total ReturnD,E,F	(8.12)%	5.99%	14.06%	9.47%	(1.06)%	16.16%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)%I	.63%	.35%	.81%	.57%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$2,324	$3,407	$5,038	$5,532	$5,643	$6,704
Portfolio turnover rateG	23%I	30%	47%	28%	12%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.047and distributions from net realized gain of $.536 per share.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.046 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$11.14	$10.31	$9.54	$9.87	$8.61
Income from Investment Operations
Net investment income (loss)A	(.02)	.07	.04	.08	.05	.04
Net realized and unrealized gain (loss)	(.85)	.57	1.38	.82	(.18)	1.34
Total from investment operations	(.87)	.64	1.42	.90	(.13)	1.38
Distributions from net investment income	–	(.09)	(.06)	(.08)	(.05)	(.05)
Distributions from net realized gain	(.22)	(.74)	(.54)	(.05)	(.15)	(.07)
Total distributions	(.22)	(.83)	(.59)B	(.13)	(.20)	(.12)
Net asset value, end of period	$9.86	$10.95	$11.14	$10.31	$9.54	$9.87
Total ReturnC,D,E	(8.13)%	6.01%	14.06%	9.53%	(1.08)%	16.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)%H	.63%	.35%	.81%	.57%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$23,017	$24,652	$21,190	$16,188	$13,344	$12,014
Portfolio turnover rateF	23%H	30%	47%	28%	12%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.536 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.30	$10.44	$9.65	$9.97	$8.70
Income from Investment Operations
Net investment income (loss)A	.04	.18	.15	.18	.15	.13
Net realized and unrealized gain (loss)	(.87)	.59	1.40	.82	(.18)	1.34
Total from investment operations	(.83)	.77	1.55	1.00	(.03)	1.47
Distributions from net investment income	(.01)	(.18)	(.15)	(.16)	(.13)	(.13)
Distributions from net realized gain	(.24)	(.76)	(.55)	(.05)	(.16)	(.08)
Total distributions	(.25)	(.94)	(.69)B	(.21)	(.29)	(.20)C
Net asset value, end of period	$10.05	$11.13	$11.30	$10.44	$9.65	$9.97
Total ReturnD,E	(7.68)%	7.10%	15.20%	10.55%	.02%	17.17%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	–%I	–%	–%	–%	–%	–%
Expenses net of fee waivers, if any	–%I	–%	–%	–%	–%	–%
Expenses net of all reductions	–%I	–%	–%	–%	–%	–%
Net investment income (loss)	.71%I	1.62%	1.35%	1.81%	1.57%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$277,243	$303,017	$282,594	$202,208	$126,497	$62,785
Portfolio turnover rateF	23%I	30%	47%	28%	12%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.69 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.546 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.078 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.5	5.8
Fidelity Advisor Series Equity-Income Fund	11.7	11.7
Fidelity Advisor Series Growth & Income Fund	8.0	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.3	5.4
Fidelity Advisor Series Opportunistic Insights Fund	6.0	5.4
Fidelity Advisor Series Small Cap Fund	3.2	3.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.8
Fidelity Series Commodity Strategy Fund	0.8	0.9
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	65.6	65.7
International Equity Funds
Fidelity Series Emerging Markets Fund	7.9	7.6
Fidelity Series International Growth Fund	8.9	9.0
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	8.9
	27.7	27.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.4	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	0.7	0.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	5.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.3	0.4
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.9
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.7%
International Equity Funds	27.5%
Bond Funds	5.5%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2055 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	1,593,920	$16,481,132
Fidelity Advisor Series Equity-Income Fund (a)	2,572,659	29,637,035
Fidelity Advisor Series Growth & Income Fund (a)	1,713,238	20,456,065
Fidelity Advisor Series Growth Opportunities Fund (a)	974,513	10,807,347
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,023,276	15,349,139
Fidelity Advisor Series Small Cap Fund (a)	766,085	8,189,448
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	1,666,836	19,752,008
Fidelity Series 100 Index Fund (a)	710,539	8,981,209
Fidelity Series 1000 Value Index Fund (a)	319,497	3,278,040
Fidelity Series All-Sector Equity Fund (a)	1,525,005	19,748,819
Fidelity Series Commodity Strategy Fund (a)(b)	362,181	1,981,131
Fidelity Series Real Estate Equity Fund (a)	161,856	2,037,767
Fidelity Series Small Cap Opportunities Fund (a)	835,038	9,811,691
TOTAL DOMESTIC EQUITY FUNDS
(Cost $169,300,002)		166,510,831

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund (a)	1,387,313	20,005,058
Fidelity Series International Growth Fund (a)	1,686,942	22,672,503
Fidelity Series International Small Cap Fund (a)	332,185	5,155,517
Fidelity Series International Value Fund (a)	2,405,341	22,513,994
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $74,831,963)		70,347,072

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	173,857	1,596,010
Fidelity Series Floating Rate High Income Fund (a)	72,922	689,846
Fidelity Series High Income Fund (a)	948,196	8,505,322
Fidelity Series Inflation-Protected Bond Index Fund (a)	53,132	512,197
Fidelity Series Investment Grade Bond Fund (a)	166,358	1,874,855
Fidelity Series Real Estate Income Fund (a)	121,107	1,309,171
TOTAL BOND FUNDS
(Cost $15,725,020)		14,487,401

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	78,888	786,512
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	1,833,627	1,833,627
TOTAL SHORT-TERM FUNDS
(Cost $2,622,353)		2,620,139
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $262,479,338)		253,965,443
NET OTHER ASSETS (LIABILITIES) - 0.0%		(43,336)
NET ASSETS - 100%		$253,922,107

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$14,086,899	$4,796,873	$1,484,305	$--	$16,481,132
Fidelity Advisor Series Equity-Income Fund	28,153,918	6,417,648	2,029,095	333,491	29,637,035
Fidelity Advisor Series Growth & Income Fund	19,351,812	5,191,451	1,384,395	170,905	20,456,065
Fidelity Advisor Series Growth Opportunities Fund	13,063,931	2,923,101	4,457,261	--	10,807,347
Fidelity Advisor Series Opportunistic Insights Fund	12,959,379	4,339,536	1,394,125	--	15,349,139
Fidelity Advisor Series Short-Term Credit Fund	941,223	221,824	372,177	5,335	786,512
Fidelity Advisor Series Small Cap Fund	7,957,011	1,778,720	827,354	--	8,189,448
Fidelity Advisor Series Stock Selector Large Cap Value Fund	18,793,883	4,349,089	1,273,561	--	19,752,008
Fidelity Institutional Money Market Portfolio Institutional Class Fund	2,216,677	456,594	839,644	1,698	1,833,627
Fidelity Series 100 Index Fund	8,404,068	1,758,682	713,326	--	8,981,209
Fidelity Series 1000 Value Index Fund	3,081,539	695,072	204,355	--	3,278,040
Fidelity Series All-Sector Equity Fund	18,690,062	4,127,626	1,268,147	--	19,748,819
Fidelity Series Commodity Strategy Fund	2,223,414	516,940	547,210	--	1,981,131
Fidelity Series Emerging Markets Debt Fund	1,495,331	370,504	179,207	45,508	1,596,010
Fidelity Series Emerging Markets Fund	18,225,158	6,391,720	1,200,284	--	20,005,058
Fidelity Series Floating Rate High Income Fund	1,195,373	183,488	665,463	19,704	689,846
Fidelity Series High Income Fund	7,824,042	2,047,784	615,497	234,173	8,505,322
Fidelity Series Inflation-Protected Bond Index Fund	--	516,700	4,345	13	512,197
Fidelity Series International Growth Fund	21,782,706	4,452,761	1,942,840	--	22,672,503
Fidelity Series International Small Cap Fund	4,935,643	1,029,041	676,660	--	5,155,517
Fidelity Series International Value Fund	21,471,305	4,713,691	1,797,889	--	22,513,994
Fidelity Series Investment Grade Bond Fund	1,504,146	1,276,272	864,601	21,488	1,874,855
Fidelity Series Real Estate Equity Fund	1,917,589	756,437	291,253	14,958	2,037,767
Fidelity Series Real Estate Income Fund	1,148,985	291,576	75,342	30,970	1,309,171
Fidelity Series Small Cap Opportunities Fund	9,666,462	2,595,385	924,912	20,878	9,811,691
Total	$241,090,556	$62,198,515	$26,033,248	$899,121	$253,965,443

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $262,479,338) — See accompanying schedule		$253,965,443
Receivable for investments sold		737,207
Receivable for fund shares sold		673,955
Total assets		255,376,605
Liabilities
Payable for investments purchased	$1,022,995
Payable for fund shares redeemed	388,125
Distribution and service plan fees payable	43,378
Total liabilities		1,454,498
Net Assets		$253,922,107
Net Assets consist of:
Paid in capital		$261,623,809
Undistributed net investment income		634,264
Accumulated undistributed net realized gain (loss) on investments		177,929
Net unrealized appreciation (depreciation) on investments		(8,513,895)
Net Assets		$253,922,107
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($121,724,707 ÷ 11,290,536 shares)		$10.78
Maximum offering price per share (100/94.25 of $10.78)		$11.44
Class T:
Net Asset Value and redemption price per share ($33,673,987 ÷ 3,134,074 shares)		$10.74
Maximum offering price per share (100/96.50 of $10.74)		$11.13
Class C:
Net Asset Value and offering price per share ($4,745,771 ÷ 442,327 shares)(a)		$10.73
Class I:
Net Asset Value, offering price and redemption price per share ($93,777,642 ÷ 8,662,440 shares)		$10.83

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$899,121
Expenses
Distribution and service plan fees	$263,583
Independent trustees' compensation	526
Total expenses before reductions	264,109
Expense reductions	(526)	263,583
Net investment income (loss)		635,538
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(422,918)
Capital gain distributions from underlying funds	1,467,319
Total net realized gain (loss)		1,044,401
Change in net unrealized appreciation (depreciation) on underlying funds		(22,867,462)
Net gain (loss)		(21,823,061)
Net increase (decrease) in net assets resulting from operations		$(21,187,523)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$635,538	$2,786,210
Net realized gain (loss)	1,044,401	8,553,943
Change in net unrealized appreciation (depreciation)	(22,867,462)	1,775,819
Net increase (decrease) in net assets resulting from operations	(21,187,523)	13,115,972
Distributions to shareholders from net investment income	(88,571)	(2,793,897)
Distributions to shareholders from net realized gain	(4,721,127)	(6,764,718)
Total distributions	(4,809,698)	(9,558,615)
Share transactions - net increase (decrease)	38,869,047	80,161,628
Total increase (decrease) in net assets	12,871,826	83,718,985
Net Assets
Beginning of period	241,050,281	157,331,296
End of period (including undistributed net investment income of $634,264 and undistributed net investment income of $87,297, respectively)	$253,922,107	$241,050,281

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$11.71	$10.56	$9.75	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.16	.12	.18	.11
Net realized and unrealized gain (loss)	(.94)	.62	1.49	.83	(.11)
Total from investment operations	(.91)	.78	1.61	1.01	–
Distributions from net investment income	–C	(.15)	(.11)	(.13)	(.11)
Distributions from net realized gain	(.23)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.23)	(.57)	(.46)D	(.20)	(.25)E
Net asset value, end of period	$10.78	$11.92	$11.71	$10.56	$9.75
Total ReturnF,G,H	(7.83)%	6.85%	15.45%	10.51%	.29%
Ratios to Average Net AssetsI,J
Expenses before reductions	.25%K	.25%	.25%	.25%	.25%K
Expenses net of fee waivers, if any	.25%K	.25%	.25%	.25%	.25%K
Expenses net of all reductions	.25%K	.25%	.25%	.25%	.25%K
Net investment income (loss)	.45%K	1.39%	1.11%	1.82%	1.44%K
Supplemental Data
Net assets, end of period (000 omitted)	$121,725	$115,666	$81,217	$32,476	$2,655
Portfolio turnover rateI	20%K	29%	43%	29%	18%K

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.68	$10.55	$9.75	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.13	.10	.16	.09
Net realized and unrealized gain (loss)	(.93)	.62	1.47	.82	(.10)
Total from investment operations	(.92)	.75	1.57	.98	(.01)
Distributions from net investment income	–	(.13)	(.09)	(.11)	(.09)
Distributions from net realized gain	(.22)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.22)	(.55)	(.44)C	(.18)	(.24)
Net asset value, end of period	$10.74	$11.88	$11.68	$10.55	$9.75
Total ReturnD,E,F	(7.91)%	6.55%	15.07%	10.24%	.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%	.50%	.50%I
Expenses net of fee waivers, if any	.50%I	.50%	.50%	.50%	.50%I
Expenses net of all reductions	.50%I	.50%	.50%	.50%	.50%I
Net investment income (loss)	.20%I	1.14%	.86%	1.57%	1.19%I
Supplemental Data
Net assets, end of period (000 omitted)	$33,674	$33,436	$19,134	$7,239	$1,444
Portfolio turnover rateG	20%I	29%	43%	29%	18%I

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.69	$10.57	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.08	.04	.10	.05
Net realized and unrealized gain (loss)	(.92)	.61	1.47	.83	(.10)
Total from investment operations	(.94)	.69	1.51	.93	(.05)
Distributions from net investment income	–	(.09)	(.05)	(.03)	(.06)
Distributions from net realized gain	(.21)	(.41)	(.35)	(.07)	(.15)
Total distributions	(.21)	(.50)	(.39)C	(.10)	(.21)
Net asset value, end of period	$10.73	$11.88	$11.69	$10.57	$9.74
Total ReturnD,E,F	(8.09)%	6.01%	14.46%	9.69%	(.27)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%I
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%I
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%I
Net investment income (loss)	(.30)%I	.65%	.36%	1.07%	.69%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,746	$4,180	$2,491	$1,094	$1,127
Portfolio turnover rateG	20%I	29%	43%	29%	18%I

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.74	$10.59	$9.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.19	.15	.21	.13
Net realized and unrealized gain (loss)	(.93)	.63	1.48	.83	(.11)
Total from investment operations	(.89)	.82	1.63	1.04	.02
Distributions from net investment income	(.01)	(.18)	(.13)	(.14)	(.12)
Distributions from net realized gain	(.23)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.24)	(.60)	(.48)C	(.21)	(.26)D
Net asset value, end of period	$10.83	$11.96	$11.74	$10.59	$9.76
Total ReturnE,F	(7.67)%	7.15%	15.61%	10.84%	.51%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	- %J
Expenses net of fee waivers, if any	- %J	-%	-%	-%	- %J
Expenses net of all reductions	- %J	-%	-%	-%	- %J
Net investment income (loss)	.70%J	1.64%	1.36%	2.07%	1.69%J
Supplemental Data
Net assets, end of period (000 omitted)	$93,778	$87,769	$54,490	$18,438	$2,503
Portfolio turnover rateG	20%J	29%	43%	29%	18%J

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.5	5.8
Fidelity Advisor Series Equity-Income Fund	11.7	11.7
Fidelity Advisor Series Growth & Income Fund	8.0	8.1
Fidelity Advisor Series Growth Opportunities Fund	4.3	5.3
Fidelity Advisor Series Opportunistic Insights Fund	6.0	5.4
Fidelity Advisor Series Small Cap Fund	3.2	3.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.8
Fidelity Series Commodity Strategy Fund	0.8	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	65.6	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	7.9	7.7
Fidelity Series International Growth Fund	8.9	9.0
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	8.9
	27.7	27.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.5
Fidelity Series High Income Fund	3.4	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	0.7	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	5.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.3	0.4
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.9
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2060 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	55,250	$571,284
Fidelity Advisor Series Equity-Income Fund (a)	89,696	1,033,298
Fidelity Advisor Series Growth & Income Fund (a)	59,424	709,521
Fidelity Advisor Series Growth Opportunities Fund (a)	34,115	378,338
Fidelity Advisor Series Opportunistic Insights Fund (a)	35,681	535,218
Fidelity Advisor Series Small Cap Fund (a)	26,710	285,528
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	58,034	687,701
Fidelity Series 100 Index Fund (a)	24,775	313,158
Fidelity Series 1000 Value Index Fund (a)	11,192	114,833
Fidelity Series All-Sector Equity Fund (a)	53,289	690,098
Fidelity Series Commodity Strategy Fund (a)(b)	12,720	69,578
Fidelity Series Real Estate Equity Fund (a)	5,643	71,045
Fidelity Series Small Cap Opportunities Fund (a)	29,246	343,637
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,197,256)		5,803,237

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund (a)	48,179	694,743
Fidelity Series International Growth Fund (a)	58,816	790,483
Fidelity Series International Small Cap Fund (a)	11,582	179,758
Fidelity Series International Value Fund (a)	83,991	786,152
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,637,723)		2,451,136

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	6,122	56,196
Fidelity Series Floating Rate High Income Fund (a)	2,568	24,289
Fidelity Series High Income Fund (a)	33,410	299,685
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,769	17,057
Fidelity Series Investment Grade Bond Fund (a)	5,800	65,365
Fidelity Series Real Estate Income Fund (a)	4,260	46,051
TOTAL BOND FUNDS
(Cost $539,268)		508,643

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	2,751	27,423
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(c)	63,933	63,933
TOTAL SHORT-TERM FUNDS
(Cost $91,404)		91,356
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,465,651)		8,854,372
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,777)
NET ASSETS - 100%		$8,852,595

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$353,521	$468,387	$210,079	$--	$571,284
Fidelity Advisor Series Equity-Income Fund	707,283	878,201	434,424	10,012	1,033,298
Fidelity Advisor Series Growth & Income Fund	487,676	632,485	300,225	5,171	709,521
Fidelity Advisor Series Growth Opportunities Fund	318,390	378,079	284,141	--	378,338
Fidelity Advisor Series Opportunistic Insights Fund	326,097	405,730	170,075	--	535,218
Fidelity Advisor Series Short-Term Credit Fund	23,018	28,452	23,920	174	27,423
Fidelity Advisor Series Small Cap Fund	200,479	244,846	130,329	--	285,528
Fidelity Advisor Series Stock Selector Large Cap Value Fund	472,950	589,216	289,952	--	687,701
Fidelity Institutional Money Market Portfolio Institutional Class Fund	56,252	63,481	55,801	56	63,933
Fidelity Series 100 Index Fund	211,084	261,690	137,356	--	313,158
Fidelity Series 1000 Value Index Fund	78,435	97,268	48,757	--	114,833
Fidelity Series All-Sector Equity Fund	470,740	583,893	291,455	--	690,098
Fidelity Series Commodity Strategy Fund	47,745	61,057	30,654	--	69,578
Fidelity Series Emerging Markets Debt Fund	35,884	47,281	23,525	1,498	56,196
Fidelity Series Emerging Markets Fund	465,641	666,996	302,417	--	694,743
Fidelity Series Floating Rate High Income Fund	29,473	23,587	27,848	621	24,289
Fidelity Series High Income Fund	204,550	246,316	124,521	7,744	299,685
Fidelity Series Inflation-Protected Bond Index Fund	--	24,083	7,016	--	17,057
Fidelity Series International Growth Fund	545,165	659,107	342,041	--	790,483
Fidelity Series International Small Cap Fund	124,995	148,316	85,113	--	179,758
Fidelity Series International Value Fund	537,491	672,043	342,023	--	786,152
Fidelity Series Investment Grade Bond Fund	33,417	81,710	48,608	699	65,365
Fidelity Series Real Estate Equity Fund	48,806	68,625	34,924	467	71,045
Fidelity Series Real Estate Income Fund	29,252	35,879	17,228	974	46,051
Fidelity Series Small Cap Opportunities Fund	243,810	307,861	152,366	660	343,637
Total	$6,052,154	$7,674,589	$3,914,798	$28,076	$8,854,372

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $9,465,651) — See accompanying schedule		$8,854,372
Receivable for investments sold		21,575
Receivable for fund shares sold		53,833
Total assets		8,929,780
Liabilities
Payable for investments purchased	$51,000
Payable for fund shares redeemed	24,383
Distribution and service plan fees payable	1,802
Total liabilities		77,185
Net Assets		$8,852,595
Net Assets consist of:
Paid in capital		$9,738,328
Undistributed net investment income		11,828
Accumulated undistributed net realized gain (loss) on investments		(286,282)
Net unrealized appreciation (depreciation) on investments		(611,279)
Net Assets		$8,852,595
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,146,732 ÷ 548,383 shares)		$9.39
Maximum offering price per share (100/94.25 of $9.39)		$9.96
Class T:
Net Asset Value and redemption price per share ($857,735 ÷ 91,525 shares)		$9.37
Maximum offering price per share (100/96.50 of $9.37)		$9.71
Class C:
Net Asset Value and offering price per share ($297,144 ÷ 31,814 shares)(a)		$9.34
Class I:
Net Asset Value, offering price and redemption price per share ($2,550,984 ÷ 271,198 shares)		$9.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$28,076
Expenses
Distribution and service plan fees	$16,248
Independent trustees' compensation	16
Total expenses before reductions	16,264
Expense reductions	(16)	16,248
Net investment income (loss)		11,828
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(315,044)
Capital gain distributions from underlying funds	51,669
Total net realized gain (loss)		(263,375)
Change in net unrealized appreciation (depreciation) on underlying funds		(642,529)
Net gain (loss)		(905,904)
Net increase (decrease) in net assets resulting from operations		$(894,076)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,828	$42,863
Net realized gain (loss)	(263,375)	130,461
Change in net unrealized appreciation (depreciation)	(642,529)	31,250
Net increase (decrease) in net assets resulting from operations	(894,076)	204,574
Distributions to shareholders from net investment income	–	(45,136)
Distributions to shareholders from net realized gain	(111,505)	(39,590)
Total distributions	(111,505)	(84,726)
Share transactions - net increase (decrease)	3,808,214	5,930,114
Total increase (decrease) in net assets	2,802,633	6,049,962
Net Assets
Beginning of period	6,049,962	–
End of period (including undistributed net investment income of $11,828 and including undistributed net investment income of $0, respectively)	$8,852,595	$6,049,962

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class A

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.15
Net realized and unrealized gain (loss)	(.80)	.37
Total from investment operations	(.78)	.52
Distributions from net investment income	–	(.10)
Distributions from net realized gain	(.17)	(.08)
Total distributions	(.17)	(.18)
Net asset value, end of period	$9.39	$10.34
Total ReturnC,D,E	(7.72)%	5.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%H
Expenses net of fee waivers, if any	.25%H	.25%H
Expenses net of all reductions	.25%H	.25%H
Net investment income (loss)	.41%H	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,147	$2,267
Portfolio turnover rateF	92%H	47%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class T

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.13
Net realized and unrealized gain (loss)	(.81)	.38
Total from investment operations	(.80)	.51
Distributions from net investment income	–	(.09)
Distributions from net realized gain	(.16)	(.08)
Total distributions	(.16)	(.18)C
Net asset value, end of period	$9.37	$10.33
Total ReturnD,E,F	(7.90)%	5.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.51%I,J
Expenses net of fee waivers, if any	.50%I	.51%I,J
Expenses net of all reductions	.50%I	.51%I,J
Net investment income (loss)	.16%I	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$858	$2,062
Portfolio turnover rateG	92%I	47%I

 A For the period August 5, 2014 (commencement of operations) to March, 31 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class C

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.10
Net realized and unrealized gain (loss)	(.80)	.38
Total from investment operations	(.82)	.48
Distributions from net investment income	–	(.08)
Distributions from net realized gain	(.15)	(.08)
Total distributions	(.15)	(.17)C
Net asset value, end of period	$9.34	$10.31
Total ReturnD,E,F	(8.14)%	4.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.02%I,J
Expenses net of fee waivers, if any	1.00%I	1.02%I,J
Expenses net of all reductions	1.00%I	1.02%I,J
Net investment income (loss)	(.34)%I	1.47%I
Supplemental Data
Net assets, end of period (000 omitted)	$297	$1,322
Portfolio turnover rateG	92%I	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.17
Net realized and unrealized gain (loss)	(.80)	.37
Total from investment operations	(.77)	.54
Distributions from net investment income	–	(.10)
Distributions from net realized gain	(.17)	(.08)
Total distributions	(.17)	(.19)C
Net asset value, end of period	$9.41	$10.35
Total ReturnD,E	(7.59)%	5.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	–%H	–%H
Expenses net of fee waivers, if any	–%H	–%H
Expenses net of all reductions	–%H	–%H
Net investment income (loss)	.66%H	2.49%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,551	$399
Portfolio turnover rateF	92%H	47%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2015

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C, and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Advisor Freedom Income	$243,939,233	$10,366,107	$(4,713,075)	$5,653,032
Advisor Freedom 2005	226,392,827	13,021,891	(4,668,282)	8,353,609
Advisor Freedom 2010	602,032,234	41,807,822	(13,326,346)	28,481,476
Advisor Freedom 2015	1,368,509,596	113,332,564	(33,288,611)	80,043,953
Advisor Freedom 2020	2,668,590,127	206,506,237	(76,657,879)	129,848,358
Advisor Freedom 2025	2,757,401,275	229,805,892	(84,576,391)	145,229,501
Advisor Freedom 2030	2,660,866,945	240,562,167	(90,228,119)	150,334,048
Advisor Freedom 2035	2,008,141,722	193,957,260	(74,604,662)	119,352,598
Advisor Freedom 2040	1,856,389,700	180,860,071	(64,652,042)	116,208,029
Advisor Freedom 2045	1,032,036,103	91,246,300	(40,196,365)	51,049,935
Advisor Freedom 2050	758,154,360	69,200,056	(29,402,844)	39,797,212
Advisor Freedom 2055	263,523,497	6,508,281	(16,066,335)	(9,558,054)
Advisor Freedom 2060	9,774,335	9,148	(929,111)	(919,963)

Advisor Freedom 2015 elected to defer to its next fiscal year approximately $842,093 of capital losses recognized during the period November 1, 2014 to March 31, 2015.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	23,690,793	36,913,619
Advisor Freedom 2005	27,910,000	46,630,324
Advisor Freedom 2010	51,895,746	116,279,964
Advisor Freedom 2015	116,984,987	253,222,782
Advisor Freedom 2020	231,076,108	415,940,309
Advisor Freedom 2025	290,504,694	369,881,522
Advisor Freedom 2030	254,136,008	381,784,282
Advisor Freedom 2035	196,540,060	266,054,753
Advisor Freedom 2040	166,554,097	276,604,864
Advisor Freedom 2045	123,531,696	144,202,722
Advisor Freedom 2050	99,673,639	101,502,513
Advisor Freedom 2055	62,198,515	26,033,248
Advisor Freedom 2060	7,674,589	3,914,798

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom Income
Class A	–%	.25%	$145,913	$5,728
Class T	.25%	.25%	119,492	–
Class B	.75%	.25%	4,849	3,643
Class C	.75%	.25%	77,779	10,953
			$348,033	$20,324
Advisor Freedom 2005
Class A	–%	.25%	$192,193	$6,786
Class T	.25%	.25%	74,699	–
Class B	.75%	.25%	2,564	1,925
Class C	.75%	.25%	36,551	2,768
			$306,007	$11,479
Advisor Freedom 2010
Class A	–%	.25%	$505,943	$21,814
Class T	.25%	.25%	253,928	1,337
Class B	.75%	.25%	9,612	7,211
Class C	.75%	.25%	170,699	11,323
			$940,182	$41,685
Advisor Freedom 2015
Class A	–%	.25%	$1,136,340	$44,487
Class T	.25%	.25%	513,296	–
Class B	.75%	.25%	30,640	22,980
Class C	.75%	.25%	351,067	26,934
			$2,031,343	$94,401
Advisor Freedom 2020
Class A	–%	.25%	$2,124,234	$77,863
Class T	.25%	.25%	1,078,664	–
Class B	.75%	.25%	68,307	51,230
Class C	.75%	.25%	558,656	57,621
			$3,829,861	$186,714
Advisor Freedom 2025
Class A	–%	.25%	$2,249,670	$85,486
Class T	.25%	.25%	1,028,231	–
Class B	.75%	.25%	49,389	37,042
Class C	.75%	.25%	478,211	53,504
			$3,805,501	$176,032
Advisor Freedom 2030
Class A	–%	.25%	$2,066,343	$74,593
Class T	.25%	.25%	1,114,954	–
Class B	.75%	.25%	59,465	44,599
Class C	.75%	.25%	453,932	47,948
			$3,694,694	$167,140
Advisor Freedom 2035
Class A	–%	.25%	$1,594,178	$72,905
Class T	.25%	.25%	774,223	–
Class B	.75%	.25%	40,731	30,575
Class C	.75%	.25%	282,049	34,013
			$2,691,181	$137,493
Advisor Freedom 2040
Class A	–%	.25%	$1,399,236	$50,954
Class T	.25%	.25%	820,540	2,721
Class B	.75%	.25%	49,927	37,445
Class C	.75%	.25%	384,961	36,534
			$2,654,664	$127,654
Advisor Freedom 2045
Class A	–%	.25%	$765,809	$32,758
Class T	.25%	.25%	390,814	800
Class B	.75%	.25%	10,775	8,081
Class C	.75%	.25%	115,517	22,760
			$1,282,915	$64,399
Advisor Freedom 2050
Class A	–%	.25%	$515,291	$16,142
Class T	.25%	.25%	317,588	189
Class B	.75%	.25%	14,612	10,959
Class C	.75%	.25%	125,100	18,314
			$972,591	$45,604
Advisor Freedom 2055
Class A	–%	.25%	$154,599	$4,033
Class T	.25%	.25%	85,632	1,119
Class C	.75%	.25%	23,352	7,976
			$263,583	$13,128
Advisor Freedom 2060
Class A	–%	.25%	$4,821	$4,821
Class T	.25%	.25%	5,144	5,144
Class C	.75%	.25%	6,283	6,283
			$16,248	$16,248

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$3,725
Class T	1,359
Class B*	1,358
Class C*	831
$7,273
Advisor Freedom 2005
Class A	$1,380
Class T	496
Class B*	–
Class C*	82
$1,958
Advisor Freedom 2010
Class A	$4,987
Class T	2,331
Class B*	592
Class C*	821
$8,731
Advisor Freedom 2015
Class A	$14,761
Class T	7,592
Class B*	960
Class C*	2,811
$26,124
Advisor Freedom 2020
Class A	$31,785
Class T	13,932
Class B*	2,030
Class C*	5,693
$53,440
Advisor Freedom 2025
Class A	$35,331
Class T	22,989
Class B*	1,822
Class C*	4,829
$64,971
Advisor Freedom 2030
Class A	$40,426
Class T	21,751
Class B*	2,060
Class C*	5,261
$69,498
Advisor Freedom 2035
Class A	$39,887
Class T	20,235
Class B*	2,172
Class C*	4,229
$66,523
Advisor Freedom 2040
Class A	$38,800
Class T	18,960
Class B*	884
Class C*	4,862
$63,506
Advisor Freedom 2045
Class A	$20,892
Class T	12,967
Class B*	622
Class C*	1,693
$36,174
Advisor Freedom 2050
Class A	$20,331
Class T	6,693
Class B*	440
Class C*	2,832
$30,296
Advisor Freedom 2055
Class A	$10,614
Class T	4,896
Class C*	781
$16,291
Advisor Freedom 2060
Class A	$453
Class T	142
Class C*	434
$1,029

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$247
Class T	.50%	101
Class B	1.00%	2
Class C	1.00%	33
Class I	-%	170
Advisor Freedom 2005
Class A	.25%	$327
Class T	.50%	64
Class B	1.00%	1
Class C	1.00%	16
Class I	-%	136
Advisor Freedom 2010
Class A	.25%	$863
Class T	.50%	217
Class B	1.00%	4
Class C	1.00%	73
Class I	-%	331
Advisor Freedom 2015
Class A	.25%	$1,938
Class T	.50%	438
Class B	1.00%	13
Class C	1.00%	150
Class I	-%	871
Advisor Freedom 2020
Class A	.25%	$3,610
Class T	.50%	917
Class B	1.00%	29
Class C	1.00%	237
Class I	-%	1,709
Advisor Freedom 2025
Class A	.25%	$3,800
Class T	.50%	869
Class B	1.00%	21
Class C	1.00%	202
Class I	-%	1,754
Advisor Freedom 2030
Class A	.25%	$3,502
Class T	.50%	945
Class B	1.00%	25
Class C	1.00%	192
Class I	-%	1,897
Advisor Freedom 2035
Class A	.25%	$2,698
Class T	.50%	656
Class B	1.00%	17
Class C	1.00%	119
Class I	-%	1,481
Advisor Freedom 2040
Class A	.25%	$2,377
Class T	.50%	697
Class B	1.00%	21
Class C	1.00%	164
Class I	-%	1,408
Advisor Freedom 2045
Class A	.25%	$1,293
Class T	.50%	330
Class B	1.00%	5
Class C	1.00%	49
Class I	-%	824
Advisor Freedom 2050
Class A	.25%	$868
Class T	.50%	267
Class B	1.00%	6
Class C	1.00%	53
Class I	-%	633
Advisor Freedom 2055
Class A	.25%	$253
Class T	.50%	70
Class C	1.00%	10
Class I	-%	193
Advisor Freedom 2060
Class A	.25%	$7
Class T	.50%	4
Class C	1.00%	2
Class I	-%	3

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2015	Year ended March 31, 2015
Advisor Freedom Income
From net investment income
Class A	$718,508	$2,006,074
Class T	241,492	610,551
Class B	2,450	10,867
Class C	40,073	120,553
Class I	606,052	1,291,837
Total	$1,608,575	$4,039,882
From net realized gain
Class A	$1,224,672	$4,377,554
Class T	487,753	1,580,033
Class B	10,264	48,599
Class C	160,101	507,683
Class I	839,249	2,358,388
Total	$2,722,039	$8,872,257
Advisor Freedom 2005
From net investment income
Class A	$427,902	$2,703,708
Class T	60,864	364,687
Class B	238	5,181
Class C	4,826	65,460
Class I	215,280	1,286,785
Total	$709,110	$4,425,821
From net realized gain
Class A	$2,259,859	$6,021,448
Class T	411,437	979,095
Class B	8,056	29,661
Class C	101,948	288,876
Class I	909,555	2,444,698
Total	$3,690,855	$9,763,778
Advisor Freedom 2010
From net investment income
Class A	$920,705	$7,526,871
Class T	164,471	1,541,263
Class B	–	22,518
Class C	8,144	328,872
Class I	451,146	3,154,793
Total	$1,544,466	$12,574,317
From net realized gain
Class A	$7,530,042	$21,724,587
Class T	1,883,184	5,280,109
Class B	36,903	148,899
Class C	621,684	1,691,065
Class I	2,869,789	7,895,305
Total	$12,941,602	$36,739,965
Advisor Freedom 2015
From net investment income
Class A	$2,092,850	$16,472,036
Class T	326,480	3,019,840
Class B	–	67,393
Class C	22,853	657,182
Class I	1,175,358	8,235,434
Total	$3,617,541	$28,451,885
From net realized gain
Class A	$16,817,539	$50,483,414
Class T	3,672,902	10,845,327
Class B	120,815	494,619
Class C	1,285,416	3,671,376
Class I	7,345,984	21,847,653
Total	$29,242,656	$87,342,389
Advisor Freedom 2020
From net investment income
Class A	$3,250,800	$29,563,833
Class T	521,356	6,239,241
Class B	–	142,694
Class C	12	1,028,825
Class I	2,025,888	15,728,192
Total	$5,798,056	$52,702,785
From net realized gain
Class A	$30,037,383	$85,524,060
Class T	7,527,065	20,889,781
Class B	249,577	918,360
Class C	1,925,946	5,335,699
Class I	14,181,207	39,035,773
Total	$53,921,178	$151,703,673
Advisor Freedom 2025
From net investment income
Class A	$2,359,604	$29,627,711
Class T	276,344	5,418,579
Class B	–	101,520
Class C	–	888,259
Class I	1,645,396	15,118,302
Total	$4,281,344	$51,154,371
From net realized gain
Class A	$34,561,341	$92,842,798
Class T	7,645,498	19,605,381
Class B	187,969	713,467
Class C	1,774,366	4,752,036
Class I	15,757,808	40,724,216
Total	$59,926,982	$158,637,898
Advisor Freedom 2030
From net investment income
Class A	$954,886	$24,784,369
Class T	–	5,372,386
Class B	–	112,725
Class C	6	766,016
Class I	1,091,229	15,114,759
Total	$2,046,121	$46,150,255
From net realized gain
Class A	$37,121,711	$84,610,105
Class T	9,852,323	21,708,833
Class B	268,284	815,088
Class C	1,920,484	4,413,727
Class I	19,963,041	43,464,896
Total	$69,125,843	$155,012,649
Advisor Freedom 2035
From net investment income
Class A	$192,465	$18,356,639
Class T	–	3,426,264
Class B	–	76,279
Class C	–	462,007
Class I	577,544	11,208,570
Total	$770,009	$33,529,759
From net realized gain
Class A	$29,157,484	$69,919,414
Class T	6,791,297	15,386,135
Class B	187,943	616,495
Class C	1,215,698	2,908,220
Class I	15,908,526	36,135,651
Total	$53,260,948	$124,965,915
Advisor Freedom 2040
From net investment income
Class A	$156,913	$16,039,742
Class T	–	3,721,379
Class B	–	93,560
Class C	–	614,961
Class I	520,363	10,655,035
Total	$677,276	$31,124,677
From net realized gain
Class A	$27,067,213	$60,990,886
Class T	7,686,460	16,937,286
Class B	243,694	750,193
Class C	1,759,676	3,891,999
Class I	16,321,339	33,876,269
Total	$53,078,382	$116,446,633
Advisor Freedom 2045
From net investment income
Class A	$111,225	$8,514,719
Class T	25	1,660,433
Class B	–	19,801
Class C	–	177,170
Class I	322,581	6,221,904
Total	$433,831	$16,594,027
From net realized gain
Class A	$13,624,885	$39,621,319
Class T	3,321,627	8,954,687
Class B	47,746	200,706
Class C	472,312	1,321,278
Class I	8,781,329	24,350,294
Total	$26,247,899	$74,448,284
Advisor Freedom 2050
From net investment income
Class A	$75,168	$5,557,324
Class T	–	1,344,442
Class B	–	24,678
Class C	–	190,766
Class I	246,462	4,774,757
Total	$321,630	$11,891,967
From net realized gain
Class A	$9,057,644	$26,749,886
Class T	2,715,783	7,872,988
Class B	63,251	283,231
Class C	508,416	1,498,275
Class I	6,599,712	18,910,343
Total	$18,944,806	$55,314,723
Advisor Freedom 2055
From net investment income
Class A	$20,073	$1,321,494
Class T	–	294,628
Class C	–	27,965
Class I	68,498	1,149,810
Total	$88,571	$2,793,897
From net realized gain
Class A	$2,288,279	$3,349,879
Class T	619,186	868,138
Class C	78,392	111,785
Class I	1,735,270	2,434,916
Total	$4,721,127	$6,764,718
Advisor Freedom 2060
From net investment income
Class A	$–	$11,467
Class T	–	18,274
Class C	–	13,832
Class I	–	1,563
Total	$–	$45,136
From net realized gain
Class A	$48,569	$9,288
Class T	32,182	15,747
Class C	19,799	13,338
Class I	10,955	1,217
Total	$111,505	$39,590

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2015	Year ended March 31, 2015	Six months ended September 30, 2015	Year ended March 31, 2015
Advisor Freedom Income
Class A
Shares sold	1,519,124	3,619,565	$16,530,703	$40,149,983
Reinvestment of distributions	175,970	573,085	1,929,352	6,318,078
Shares redeemed	(2,402,492)	(6,125,575)	(26,249,050)	(68,054,068)
Net increase (decrease)	(707,398)	(1,932,925)	$(7,788,995)	$(21,586,007)
Class T
Shares sold	639,128	3,210,409	$6,952,407	$35,732,869
Reinvestment of distributions	65,105	195,001	713,409	2,147,017
Shares redeemed	(685,659)	(3,823,004)	(7,421,693)	(42,530,178)
Net increase (decrease)	18,574	(417,594)	$244,123	$(4,650,292)
Class B
Shares sold	55	845	$602	$9,345
Reinvestment of distributions	1,097	5,113	12,023	56,268
Shares redeemed	(22,944)	(52,610)	(250,863)	(582,710)
Net increase (decrease)	(21,792)	(46,652)	$(238,238)	$(517,097)
Class C
Shares sold	128,603	298,092	$1,394,784	$3,300,083
Reinvestment of distributions	15,993	48,916	175,164	537,670
Shares redeemed	(152,859)	(326,468)	(1,659,658)	(3,617,162)
Net increase (decrease)	(8,263)	20,540	$(89,710)	$220,591
Class I
Shares sold	1,533,828	3,917,263	$16,733,177	$43,534,812
Reinvestment of distributions	130,545	329,859	1,434,224	3,644,531
Shares redeemed	(1,938,809)	(3,156,053)	(21,172,046)	(35,160,767)
Net increase (decrease)	(274,436)	1,091,069	$(3,004,645)	$12,018,576
Advisor Freedom 2005
Class A
Shares sold	1,532,920	4,029,427	$18,297,503	$49,037,462
Reinvestment of distributions	217,984	711,971	2,617,987	8,520,994
Shares redeemed	(3,036,994)	(6,727,836)	(36,160,497)	(81,765,937)
Net increase (decrease)	(1,286,090)	(1,986,438)	$(15,245,007)	$(24,207,481)
Class T
Shares sold	596,491	812,920	$7,080,804	$9,849,130
Reinvestment of distributions	38,646	110,375	464,136	1,320,665
Shares redeemed	(433,718)	(963,824)	(5,165,861)	(11,702,681)
Net increase (decrease)	201,419	(40,529)	$2,379,079	$(532,886)
Class B
Shares sold	3	868	$35	$10,408
Reinvestment of distributions	685	2,891	8,269	34,770
Shares redeemed	(18,354)	(39,292)	(219,531)	(478,412)
Net increase (decrease)	(17,666)	(35,533)	$(211,227)	$(433,234)
Class C
Shares sold	50,446	95,287	$593,306	$1,159,886
Reinvestment of distributions	8,491	27,436	101,809	328,067
Shares redeemed	(44,492)	(242,635)	(526,462)	(2,934,030)
Net increase (decrease)	14,445	(119,912)	$168,653	$(1,446,077)
Class I
Shares sold	960,278	2,850,847	$11,495,938	$34,887,950
Reinvestment of distributions	92,727	309,121	1,121,072	3,721,031
Shares redeemed	(1,339,217)	(3,224,819)	(16,032,350)	(39,378,256)
Net increase (decrease)	(286,212)	(64,851)	$(3,415,340)	$(769,275)
Advisor Freedom 2010
Class A
Shares sold	2,722,663	7,458,412	$34,098,818	$95,728,339
Reinvestment of distributions	663,509	2,299,500	8,373,487	28,960,392
Shares redeemed	(7,148,365)	(14,788,608)	(88,983,854)	(190,101,552)
Net increase (decrease)	(3,762,193)	(5,030,696)	$(46,511,549)	$(65,412,821)
Class T
Shares sold	922,000	1,964,902	$11,410,134	$25,117,047
Reinvestment of distributions	161,708	539,059	2,034,290	6,770,716
Shares redeemed	(1,422,574)	(3,843,392)	(17,656,515)	(49,109,062)
Net increase (decrease)	(338,866)	(1,339,431)	$(4,212,091)	$(17,221,299)
Class B
Shares sold	135	1,368	$1,706	$17,636
Reinvestment of distributions	2,735	13,014	34,657	164,488
Shares redeemed	(53,166)	(136,169)	(667,754)	(1,745,537)
Net increase (decrease)	(50,296)	(121,787)	$(631,391)	$(1,563,413)
Class C
Shares sold	174,268	350,615	$2,158,872	$4,459,425
Reinvestment of distributions	47,494	151,938	594,153	1,899,118
Shares redeemed	(237,359)	(600,179)	(2,939,574)	(7,643,233)
Net increase (decrease)	(15,597)	(97,626)	$(186,549)	$(1,284,690)
Class I
Shares sold	2,267,586	3,829,649	$28,479,320	$49,401,753
Reinvestment of distributions	262,052	873,680	3,320,203	11,047,113
Shares redeemed	(2,867,528)	(7,085,943)	(35,940,765)	(91,437,717)
Net increase (decrease)	(337,890)	(2,382,614)	$(4,141,242)	$(30,988,851)
Advisor Freedom 2015
Class A
Shares sold	6,886,527	15,703,625	$86,212,608	$200,635,316
Reinvestment of distributions	1,481,149	5,276,601	18,706,910	66,227,275
Shares redeemed	(15,238,773)	(29,257,493)	(190,441,627)	(374,362,704)
Net increase (decrease)	(6,871,097)	(8,277,267)	$(85,522,109)	$(107,500,113)
Class T
Shares sold	2,566,615	4,656,344	$31,955,825	$59,429,618
Reinvestment of distributions	311,096	1,085,954	3,926,026	13,619,082
Shares redeemed	(2,972,048)	(6,939,733)	(36,973,429)	(88,491,090)
Net increase (decrease)	(94,337)	(1,197,435)	$(1,091,578)	$(15,442,390)
Class B
Shares sold	1,081	7,064	$13,567	$89,570
Reinvestment of distributions	8,825	41,814	111,630	525,609
Shares redeemed	(210,145)	(402,437)	(2,620,530)	(5,132,341)
Net increase (decrease)	(200,239)	(353,559)	$(2,495,333)	$(4,517,162)
Class C
Shares sold	325,935	869,731	$4,036,292	$10,972,058
Reinvestment of distributions	99,441	326,736	1,246,991	4,076,902
Shares redeemed	(666,953)	(1,349,480)	(8,244,167)	(17,100,266)
Net increase (decrease)	(241,577)	(153,013)	$(2,960,884)	$(2,051,306)
Class I
Shares sold	4,461,906	9,458,107	$56,054,329	$122,001,029
Reinvestment of distributions	665,990	2,368,220	8,478,057	29,937,068
Shares redeemed	(7,120,666)	(16,294,520)	(89,512,163)	(210,299,155)
Net increase (decrease)	(1,992,770)	(4,468,193)	$(24,979,777)	$(58,361,058)
Advisor Freedom 2020
Class A
Shares sold	13,507,508	29,864,265	$178,271,875	$403,260,707
Reinvestment of distributions	2,455,922	8,578,581	32,933,910	113,813,379
Shares redeemed	(23,122,193)	(47,421,612)	(305,880,244)	(641,713,463)
Net increase (decrease)	(7,158,763)	(8,978,766)	$(94,674,459)	$(124,639,377)
Class T
Shares sold	4,923,442	8,913,845	$65,084,501	$120,539,986
Reinvestment of distributions	591,506	2,011,893	7,932,090	26,710,290
Shares redeemed	(6,311,615)	(12,539,322)	(83,280,997)	(169,109,400)
Net increase (decrease)	(796,667)	(1,613,584)	$(10,264,406)	$(21,859,124)
Class B
Shares sold	6,064	14,255	$80,730	$191,115
Reinvestment of distributions	17,495	75,323	235,130	1,002,110
Shares redeemed	(336,057)	(677,580)	(4,440,252)	(9,156,161)
Net increase (decrease)	(312,498)	(588,002)	$(4,124,392)	$(7,962,936)
Class C
Shares sold	733,861	1,424,074	$9,616,891	$19,098,957
Reinvestment of distributions	137,636	457,393	1,834,691	6,035,886
Shares redeemed	(803,570)	(1,864,464)	(10,498,945)	(25,007,693)
Net increase (decrease)	67,927	17,003	$952,637	$127,150
Class I
Shares sold	9,322,470	19,064,129	$124,073,241	$259,660,409
Reinvestment of distributions	1,198,006	4,091,068	16,173,080	54,641,482
Shares redeemed	(13,781,267)	(25,591,315)	(183,610,858)	(348,936,742)
Net increase (decrease)	(3,260,791)	(2,436,118)	$(43,364,537)	$(34,634,851)
Advisor Freedom 2025
Class A
Shares sold	14,370,621	30,824,980	$187,197,893	$410,567,593
Reinvestment of distributions	2,764,669	9,283,529	36,604,215	121,333,464
Shares redeemed	(21,757,277)	(43,364,361)	(283,587,253)	(578,296,228)
Net increase (decrease)	(4,621,987)	(3,255,852)	$(59,785,145)	$(46,395,171)
Class T
Shares sold	5,902,435	9,163,444	$77,102,235	$122,230,291
Reinvestment of distributions	587,747	1,881,621	7,799,406	24,642,081
Shares redeemed	(5,177,930)	(9,564,325)	(67,328,888)	(127,497,057)
Net increase (decrease)	1,312,252	1,480,740	$17,572,753	$19,375,315
Class B
Shares sold	14,733	7,639	$195,858	$101,154
Reinvestment of distributions	13,812	60,528	182,453	789,486
Shares redeemed	(215,209)	(552,494)	(2,791,060)	(7,322,415)
Net increase (decrease)	(186,664)	(484,327)	$(2,412,749)	$(6,431,775)
Class C
Shares sold	744,222	1,409,479	$9,541,288	$18,560,432
Reinvestment of distributions	129,626	416,558	1,698,101	5,389,721
Shares redeemed	(575,790)	(1,358,528)	(7,377,661)	(17,840,628)
Net increase (decrease)	298,058	467,509	$3,861,728	$6,109,525
Class I
Shares sold	9,963,613	20,210,452	$130,881,163	$271,300,137
Reinvestment of distributions	1,300,482	4,229,465	17,348,427	55,687,560
Shares redeemed	(11,353,173)	(24,668,738)	(149,103,275)	(331,872,377)
Net increase (decrease)	(89,078)	(228,821)	$(873,685)	$(4,884,680)
Advisor Freedom 2030
Class A
Shares sold	12,533,856	29,982,308	$174,290,036	$425,108,614
Reinvestment of distributions	2,656,786	7,745,575	37,620,095	107,962,607
Shares redeemed	(19,560,265)	(42,806,590)	(271,912,722)	(608,979,063)
Net increase (decrease)	(4,369,623)	(5,078,707)	$(60,002,591)	$(75,907,842)
Class T
Shares sold	4,876,127	9,534,874	$67,355,631	$135,029,239
Reinvestment of distributions	689,878	1,924,391	9,734,176	26,745,337
Shares redeemed	(5,291,806)	(11,484,782)	(73,281,261)	(162,090,418)
Net increase (decrease)	274,199	(25,517)	$3,808,546	$(315,842)
Class B
Shares sold	7,797	14,168	$110,330	$199,886
Reinvestment of distributions	18,035	63,454	254,659	882,312
Shares redeemed	(267,732)	(602,929)	(3,723,329)	(8,525,390)
Net increase (decrease)	(241,900)	(525,307)	$(3,358,340)	$(7,443,192)
Class C
Shares sold	566,315	1,181,717	$7,782,402	$16,583,425
Reinvestment of distributions	130,956	359,063	1,834,700	4,954,340
Shares redeemed	(581,241)	(1,295,488)	(7,995,577)	(18,186,108)
Net increase (decrease)	116,030	245,292	$1,621,525	$3,351,657
Class I
Shares sold	10,758,128	20,433,390	$150,137,844	$291,589,869
Reinvestment of distributions	1,478,600	4,181,177	21,040,483	58,538,306
Shares redeemed	(13,901,849)	(23,026,293)	(194,720,690)	(329,226,948)
Net increase (decrease)	(1,665,121)	1,588,274	$(23,542,363)	$20,901,227
Advisor Freedom 2035
Class A
Shares sold	10,786,802	24,992,674	$143,388,832	$339,358,729
Reinvestment of distributions	2,141,904	6,554,589	29,044,215	87,286,625
Shares redeemed	(16,090,650)	(33,903,950)	(214,060,612)	(460,733,346)
Net increase (decrease)	(3,161,944)	(2,356,687)	$(41,627,565)	$(34,087,992)
Class T
Shares sold	4,275,833	7,857,411	$56,553,226	$106,015,264
Reinvestment of distributions	495,722	1,398,752	6,682,333	18,528,616
Shares redeemed	(3,595,878)	(7,140,022)	(47,160,510)	(96,375,027)
Net increase (decrease)	1,175,677	2,116,141	$16,075,049	$28,168,853
Class B
Shares sold	2,774	10,477	$36,499	$139,695
Reinvestment of distributions	13,677	50,768	183,274	668,753
Shares redeemed	(186,167)	(425,647)	(2,449,349)	(5,695,614)
Net increase (decrease)	(169,716)	(364,402)	$(2,229,576)	$(4,887,166)
Class C
Shares sold	505,235	944,423	$6,565,400	$12,603,241
Reinvestment of distributions	88,301	248,458	1,177,054	3,258,885
Shares redeemed	(419,756)	(847,126)	(5,474,248)	(11,264,242)
Net increase (decrease)	173,780	345,755	$2,268,206	$4,597,884
Class I
Shares sold	9,450,469	17,297,096	$126,125,597	$235,983,229
Reinvestment of distributions	1,205,445	3,527,717	16,442,265	47,224,750
Shares redeemed	(11,276,504)	(19,577,302)	(150,983,958)	(267,699,540)
Net increase (decrease)	(620,590)	1,247,511	$(8,416,096)	$15,508,439
Advisor Freedom 2040
Class A
Shares sold	8,955,471	22,027,517	$127,402,744	$320,537,063
Reinvestment of distributions	1,854,376	5,330,622	26,944,084	76,146,062
Shares redeemed	(13,134,221)	(30,109,992)	(187,581,287)	(439,085,157)
Net increase (decrease)	(2,324,374)	(2,751,853)	$(33,234,459)	$(42,402,032)
Class T
Shares sold	3,341,079	6,835,952	$47,485,006	$99,246,602
Reinvestment of distributions	524,039	1,432,514	7,598,568	20,419,843
Shares redeemed	(4,008,986)	(8,826,745)	(56,787,267)	(127,925,824)
Net increase (decrease)	(143,868)	(558,279)	$(1,703,693)	$(8,259,379)
Class B
Shares sold	3,477	4,956	$50,138	$70,676
Reinvestment of distributions	16,263	57,179	234,187	810,225
Shares redeemed	(205,988)	(525,971)	(2,919,118)	(7,572,893)
Net increase (decrease)	(186,248)	(463,836)	$(2,634,793)	$(6,691,992)
Class C
Shares sold	472,806	864,597	$6,621,670	$12,395,253
Reinvestment of distributions	120,228	311,569	1,720,466	4,388,231
Shares redeemed	(511,451)	(821,736)	(7,134,166)	(11,744,285)
Net increase (decrease)	81,583	354,430	$1,207,970	$5,039,199
Class I
Shares sold	8,083,590	16,770,945	$115,791,805	$245,351,678
Reinvestment of distributions	1,152,295	3,101,175	16,835,024	44,515,713
Shares redeemed	(11,803,060)	(18,212,781)	(169,582,656)	(266,820,365)
Net increase (decrease)	(2,567,175)	1,659,339	$(36,955,827)	$23,047,026
Advisor Freedom 2045
Class A
Shares sold	8,861,707	18,712,185	$97,098,537	$209,776,882
Reinvestment of distributions	1,213,948	4,333,542	13,596,218	47,625,624
Shares redeemed	(10,459,654)	(21,282,383)	(115,052,211)	(238,779,567)
Net increase (decrease)	(383,999)	1,763,344	$(4,357,456)	$18,622,939
Class T
Shares sold	3,148,857	5,949,650	$34,415,308	$66,258,387
Reinvestment of distributions	296,258	965,903	3,303,275	10,566,973
Shares redeemed	(2,642,406)	(4,486,660)	(28,760,857)	(50,101,529)
Net increase (decrease)	802,709	2,428,893	$8,957,726	$26,723,831
Class B
Shares sold	11,101	95	$112,122	$1,034
Reinvestment of distributions	4,238	19,875	47,216	217,266
Shares redeemed	(70,966)	(100,368)	(777,314)	(1,115,970)
Net increase (decrease)	(55,627)	(80,398)	$(617,976)	$(897,670)
Class C
Shares sold	356,312	649,460	$3,846,475	$7,186,677
Reinvestment of distributions	42,500	137,157	470,472	1,490,900
Shares redeemed	(244,407)	(394,015)	(2,636,128)	(4,355,267)
Net increase (decrease)	154,405	392,602	$1,680,819	$4,322,310
Class I
Shares sold	7,535,395	14,432,835	$82,827,502	$162,533,382
Reinvestment of distributions	808,464	2,768,950	9,103,299	30,569,205
Shares redeemed	(9,132,617)	(14,785,258)	(100,972,636)	(166,549,587)
Net increase (decrease)	(788,758)	2,416,527	$(9,041,835)	$26,553,000
Advisor Freedom 2050
Class A
Shares sold	7,050,900	14,360,668	$76,702,665	$159,733,346
Reinvestment of distributions	811,809	2,922,124	9,027,315	31,851,156
Shares redeemed	(7,530,033)	(15,493,944)	(82,205,547)	(172,543,245)
Net increase (decrease)	332,676	1,788,848	$3,524,433	$19,041,257
Class T
Shares sold	2,536,233	4,705,234	$27,541,273	$52,106,997
Reinvestment of distributions	243,519	843,643	2,698,192	9,170,398
Shares redeemed	(2,501,912)	(4,329,214)	(27,050,460)	(48,154,235)
Net increase (decrease)	277,840	1,219,663	$3,189,005	$13,123,160
Class B
Shares sold	1,874	1,165	$18,662	$12,668
Reinvestment of distributions	5,675	27,836	62,652	301,488
Shares redeemed	(82,870)	(170,683)	(899,994)	(1,884,202)
Net increase (decrease)	(75,321)	(141,682)	$(818,680)	$(1,570,046)
Class C
Shares sold	270,891	590,407	$2,920,651	$6,495,242
Reinvestment of distributions	45,459	152,987	500,506	1,653,786
Shares redeemed	(233,333)	(394,204)	(2,481,379)	(4,335,558)
Net increase (decrease)	83,017	349,190	$939,778	$3,813,470
Class I
Shares sold	6,271,366	12,679,506	$68,567,275	$141,962,167
Reinvestment of distributions	612,316	2,160,845	6,845,692	23,682,865
Shares redeemed	(6,527,702)	(12,616,627)	(71,665,112)	(140,923,985)
Net increase (decrease)	355,980	2,223,724	$3,747,855	$24,721,047
Advisor Freedom 2055
Class A
Shares sold	3,661,324	6,723,201	$42,945,630	$79,527,486
Reinvestment of distributions	188,921	394,037	2,267,044	4,607,113
Shares redeemed	(2,267,091)	(4,347,743)	(26,631,234)	(51,516,521)
Net increase (decrease)	1,583,154	2,769,495	$18,581,440	$32,618,078
Class T
Shares sold	1,047,582	1,951,946	$12,238,114	$23,016,119
Reinvestment of distributions	51,699	99,561	618,834	1,162,259
Shares redeemed	(778,863)	(875,910)	(9,101,470)	(10,366,468)
Net increase (decrease)	320,418	1,175,597	$3,755,478	$13,811,910
Class C
Shares sold	119,437	172,714	$1,393,188	$2,031,536
Reinvestment of distributions	6,485	11,853	77,692	138,488
Shares redeemed	(35,282)	(45,944)	(407,354)	(542,625)
Net increase (decrease)	90,640	138,623	$1,063,526	$1,627,399
Class I
Shares sold	3,151,343	5,543,049	$37,037,906	$65,771,171
Reinvestment of distributions	149,815	305,695	1,803,768	3,584,726
Shares redeemed	(1,979,824)	(3,148,817)	(23,373,071)	(37,251,656)
Net increase (decrease)	1,321,334	2,699,927	$15,468,603	$32,104,241
Advisor Freedom 2060
Class A
Shares sold	542,357	262,981	$5,500,004	$2,694,816
Reinvestment of distributions	4,648	2,037	48,569	20,755
Shares redeemed	(217,865)	(45,775)	(2,175,691)	(469,354)
Net increase (decrease)	329,140	219,243	$3,372,882	$2,246,217
Class T
Shares sold	96,934	213,565	$973,403	$2,151,006
Reinvestment of distributions	3,083	3,339	32,182	34,197
Shares redeemed	(208,122)	(17,274)	(2,007,333)	(175,609)
Net increase (decrease)	(108,105)	199,630	$(1,001,748)	$2,009,594
Class C
Shares sold	30,632	201,608	$311,863	$2,029,734
Reinvestment of distributions	1,898	2,669	19,799	27,171
Shares redeemed	(128,986)	(76,007)	(1,233,331)	(775,966)
Net increase (decrease)	(96,456)	128,270	$(901,669)	$1,280,939
Class I
Shares sold	254,075	44,829	$2,549,248	$459,604
Reinvestment of distributions	1,047	273	10,955	2,780
Shares redeemed	(22,420)	(6,606)	(221,454)	(69,020)
Net increase (decrease)	232,702	38,496	$2,338,749	$393,364

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Fidelity Advisor Freedom Income Fund	Fidelity Advisor Freedom 2010 Fund	Fidelity Advisor Freedom 2015 Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Series Equity-Income Fund	-	-	-	13%	15%	18%	15%	14%
Fidelity Advisor Series Growth & Income Fund	-	-	-	13%	15%	18%	15%	14%
Fidelity Advisor Series Opportunistic Insights Fund	-	-	-	14%	15%	18%	15%	14%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	-	-	-	13%	16%	18%	15%	14%
Fidelity Advisor Series Small Cap Fund	-	-	-	13%	15%	18%	15%	14%
Fidelity Advisor Series Growth Opportunities Fund	-	-	-	14%	16%	18%	15%	14%
Fidelity Advisor Series Equity Growth Fund	-	-	-	14%	16%	18%	16%	14%
Fidelity Advisor Series Short-Term Credit Fund	11%	11%	14%	19%	19%	-	-	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

% of shares held
Fidelity Advisor Series Equity-Income Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%
Fidelity Advisor Series Small Cap Fund	100%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Equity Growth Fund	100%
Fidelity Advisor Series Short-Term Credit Fund	100%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-B April 1, 2015 to September 30, 2015
Advisor Freedom Income
Class A	.25%
Actual		$1,000.00	$969.50	$1.23
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$968.40	$2.46
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$965.00	$4.91
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$965.90	$4.91
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$970.90	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2005
Class A	.25%
Actual		$1,000.00	$958.80	$1.22
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$958.20	$2.45
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$955.10	$4.89
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$955.90	$4.89
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$959.70	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2010
Class A	.25%
Actual		$1,000.00	$952.20	$1.22
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$950.60	$2.44
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$949.10	$4.87
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$948.20	$4.87
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$953.80	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2015
Class A	.25%
Actual		$1,000.00	$946.10	$1.22
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$944.60	$2.43
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$942.40	$4.86
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$942.30	$4.86
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$947.10	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2020
Class A	.25%
Actual		$1,000.00	$941.70	$1.21
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$940.40	$2.43
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$938.10	$4.85
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$938.00	$4.84
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$942.80	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2025
Class A	.25%
Actual		$1,000.00	$936.90	$1.21
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$935.70	$2.42
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$933.80	$4.83
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$933.70	$4.83
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$938.00	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2030
Class A	.25%
Actual		$1,000.00	$927.70	$1.20
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$926.30	$2.41
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$924.50	$4.81
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$924.60	$4.81
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$928.70	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2035
Class A	.25%
Actual		$1,000.00	$921.80	$1.20
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$921.60	$2.40
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$918.70	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$919.10	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$922.90	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2040
Class A	.25%
Actual		$1,000.00	$922.10	$1.20
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$921.30	$2.40
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$919.30	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$918.10	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$923.80	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2045
Class A	.25%
Actual		$1,000.00	$922.10	$1.20
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$921.10	$2.40
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$919.00	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$918.60	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$923.10	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2050
Class A	.25%
Actual		$1,000.00	$923.00	$1.20
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$921.20	$2.40
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$918.80	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$918.70	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$923.20	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2055
Class A	.25%
Actual		$1,000.00	$921.70	$1.20
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$920.90	$2.40
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class C	1.00%
Actual		$1,000.00	$919.10	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$923.30	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2060
Class A	.25%
Actual		$1,000.00	$922.80	$1.20
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$921.00	$2.40
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class C	1.00%
Actual		$1,000.00	$918.60	$4.80
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$924.10	$-
Hypothetical-C		$1,000.00	$1,025.00	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the management and administration arrangements for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the contract arrangements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of each fund's management and administration arrangements, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of each fund's management and administration arrangements. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of each fund's management and administration arrangements. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the management and administration arrangements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to approve an amended and restated management contract (Advisory Contract) and administration agreement for each fund to reflect the fact that, effective October 1, 2015, FMR Co., Inc. (FMRC), an affiliate of Strategic Advisers, Inc. (Strategic Advisers) and Fidelity Management & Research Company (FMR), would assume the duties and rights of Strategic Advisers under the fund's then current management contract. The Board noted that, with the exception of the date, term, and entity name, the terms of each fund's management contract, including the lack of fees payable thereunder, would not change as a result of the approval of the Advisory Contract. The Board considered that FMRC would render the same services to the funds under the Advisory Contracts that Strategic Advisers rendered to the funds under the then current management contracts. The Board also considered that approval of the Advisory Contracts would not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets; or (ii) the day-to-day management of the funds or the persons primarily responsible for such management. As a result, the Board considered that its prior experience with Strategic Advisers as investment adviser for the funds was relevant to its consideration of the Advisory Contracts.

In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel that provide services to the funds, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the then current management contract (and to be performed under the Advisory Contract) and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance (for each fund except Advisor Freedom 2060 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history, and noted that the approval of the Advisory Contract for each fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Advisor Freedom 2055 Fund).

Investment Performance (for Advisor Freedom 2060 Fund)  ..The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions, and noted that the approval of the Advisory Contract for the fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds did not pay Strategic Advisers, and would not pay FMRC, a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The Board also noted that over the past few years, FMR has been developing and refining the competitive methodology for the funds to provide a more meaningful competitive comparison. As a result, this year, instead of including all funds in one competitive mapped group that includes all funds-of-funds, FMR introduced three new Total Mapped Groups that consist of target retirement funds, grouped according to target retirement dates. The Board noted that the investment adviser believes that the new Total Mapped Groups provide more meaningful competitive comparisons for the funds because they include target date funds, regardless of whether the fund is a fund of funds, and reflect, among other things, that active target date funds with a higher percentage of assets invested in equities tend to have higher expenses.

The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Advisor Freedom 2005 Fund

Advisor Freedom 2010 Fund

Advisor Freedom 2015 Fund

Advisor Freedom 2020 Fund

Advisor Freedom 2025 Fund

Advisor Freedom 2030 Fund

Advisor Freedom 2035 Fund

Advisor Freedom 2040 Fund

Advisor Freedom 2045 Fund

Advisor Freedom 2050 Fund

Advisor Freedom 2055 Fund

Advisor Freedom 2060 Fund

Advisor Freedom Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered fund-paid 12b-1 fees and noted that each fund invests in a class of shares of the underlying Fidelity fund that does not charge a 12b-1 fee to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the total expense ratio of each of Class A, Class B, and Class I of each fund, as applicable, ranked below its competitive median for 2014, the total expense ratio of Class C of each fund ranked equal to its competitive median for 2014, and the total expense ratio of Class T of each fund ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans.

In considering the total expense ratio for each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes in the mapped group. The Board noted that, under this alternative competitive analysis, the total expense ratio of each of Class A and Class I of each fund ranked below its competitive median for 2014 and the total expense ratio of Class T of each fund ranked above its competitive median for 2014. The Board noted that the total expense ratio of Class B of Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, and Advisor Freedom Income Fund ranked below its competitive median for 2014, the total expense ratio of Class B of Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, Advisor Freedom 2045 Fund, and Advisor Freedom 2050 Fund ranked equal to its competitive median for 2014, and the total expense ratio of Class B of Advisor Freedom 2015 Fund and Advisor Freedom 2020 Fund ranked above its competitive median for 2014. The Board noted that the total expense ratio of Class C of Advisor Freedom 2005 Fund, Advisor Freedom 2025 Fund, and Advisor Freedom Income Fund ranked below its competitive median for 2014 and the total expense ratio of Class C of each other fund ranked above its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the approval of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

AFFI-SANN-1115
1.792139.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 30, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 30, 2015